Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	REALTY INCOME CORP
Entity Central Index Key	0000726728
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate, at cost:
Land	$ 1,749,378	$ 1,520,413
Buildings and improvements	3,222,603	2,592,449
Total real estate, at cost	4,971,981	4,112,862
Less accumulated depreciation and amortization	(814,126)	(711,615)
Net real estate held for investment	4,157,855	3,401,247
Real estate held for sale, net	2,153	3,631
Net real estate	4,160,008	3,404,878
Cash and cash equivalents	4,165	17,607
Accounts receivable, net	15,375	11,301
Goodwill	17,206	17,206
Other assets, net	222,635	84,598
Total assets	4,419,389	3,535,590
LIABILITIES AND STOCKHOLDERS' EQUITY
Distributions payable	21,405	19,051
Accounts payable and accrued expenses	58,770	47,019
Other liabilities	29,179	22,555
Line of credit payable	237,400	0
Mortgages payable, net	67,781	0
Notes payable	1,750,000	1,600,000
Total liabilities	2,164,535	1,688,625
Commitments and contingencies
Stockholders' equity:
Preferred stock and paid in capital, par value $0.01 per share and $1.00 per share as of December 31, 2011 and 2010, respectively, and 20,000,000 shares authorized, 13,900,000 shares issued and outstanding as of December 31, 2011 and 2010, respectively	337,790	337,790
Common stock and paid in capital, par value $0.01 per share, 200,000,000 shares authorized, 133,223,338 shares issued and outstanding as of December 31, 2011, and par value $1.00 per share, 200,000,000 shares authorized, 118,058,988 shares issued and outstanding as of December 31, 2010	2,563,048	2,066,287
Distributions in excess of net income	(645,984)	(557,112)
Total stockholders' equity	2,254,854	1,846,965
Total liabilities and stockholders' equity	$ 4,419,389	$ 3,535,590

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Stockholders' equity:
Preferred stock and paid in capital, par value (in dollars per share)	$ 0.01	$ 1
Preferred stock and paid in capital, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock and paid in capital, shares issued (in shares)	13,900,000	13,900,000
Preferred stock and paid in capital, shares outstanding (in shares)	13,900,000	13,900,000
Common stock and paid in capital, par value (in dollars per share)	$ 0.01	$ 1
Common stock and paid in capital, shares authorized (in shares)	200,000,000	200,000,000
Common stock and paid in capital, shares issued (in shares)	133,223,338	118,058,988
Common stock and paid in capital, shares outstanding (in shares)	133,223,338	118,058,988

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
REVENUE
Rental	$ 415,067		$ 338,985	$ 317,725
Other	1,663		657	864
Total revenue	416,730		339,642	318,589
EXPENSES
Depreciation and amortization	120,699		93,782	88,778
Interest	108,301		93,237	85,528
General and administrative	30,954		25,311	20,946
Property	7,217		6,942	6,378
Income taxes	1,470		1,393	677
Provisions for impairment	10		849	199
Total expenses	268,651		221,514	202,506
Income from continuing operations	148,079		118,128	116,083
Income from discontinued operations	8,953		12,656	15,044
Net income	157,032		130,784	131,127
Preferred stock cash dividends	(24,253)		(24,253)	(24,253)
Net income available to common stockholders	$ 132,779	[1]	$ 106,531	$ 106,874
Income from continuing operations:
Basic (in dollars per share)	$ 0.98		$ 0.89	$ 0.89
Diluted (in dollars per share)	$ 0.98		$ 0.89	$ 0.89
Net income:
Basic (in dollars per share)	$ 1.05		$ 1.01	$ 1.03
Diluted (in dollars per share)	$ 1.05		$ 1.01	$ 1.03
Weighted average common shares outstanding:
Basic (in shares)	126,142,696		105,869,637	103,577,507
Diluted (in shares)	126,189,399		105,942,721	103,581,053

[1]	The 2011 information presented is a reconciliation of our net income available to common stockholders to estimated taxable net income.

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Shares of preferred stock [Member]	Shares of common stock [Member]	Preferred stock and paid in capital [Member] USD ($)	Common stock and paid in capital [Member] USD ($)	Distributions in excess of net income [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2008			$ 337,790	$ 1,624,622	$ (407,751)	$ 1,554,661
Balance (in shares of common stock) at Dec. 31, 2008		104,211,541
Balance (in shares of preferred stock) at Dec. 31, 2008	13,900,000
Net income			0	0	131,127	131,127
Distributions paid and payable			0	0	(202,394)	(202,394)
Share-based compensation			0	4,615		4,615
Share-based compensation (in shares)		75,164
Balance at Dec. 31, 2009			337,790	1,629,237	(479,018)	1,488,009
Balance (in shares of common stock) at Dec. 31, 2009		104,286,705
Balance (in shares of preferred stock) at Dec. 31, 2009	13,900,000
Net income			0	0	130,784	130,784
Distributions paid and payable			0	0	(208,878)	(208,878)
Shares issued in stock offerings, net of offering costs			0	432,591	0	432,591
Shares issued in stock offerings, net of offering costs (in shares)		13,558,500
Share-based compensation			0	4,459	0	4,459
Share-based compensation (in shares)		213,783
Balance at Dec. 31, 2010			337,790	2,066,287	(557,112)	1,846,965
Balance (in shares of common stock) at Dec. 31, 2010		118,058,988
Balance (in shares of preferred stock) at Dec. 31, 2010	13,900,000
Net income			0	0	157,032	157,032
Distributions paid and payable			0	0	(245,904)	(245,904)
Shares issued in stock offerings, net of offering costs			0	489,236	0	489,236
Shares issued in stock offerings, net of offering costs (in shares)		14,925,000
Shares issued pursuant to dividend reinvestment and stock purchase plan, net			0	1,930	0	1,930
Shares issued pursuant to dividend reinvestment and stock purchase plan, net (in shares)		59,605				59,605
Share-based compensation			0	5,595	0	5,595
Share-based compensation (in shares)		179,745
Balance at Dec. 31, 2011			$ 337,790	$ 2,563,048	$ (645,984)	$ 2,254,854
Balance (in shares of common stock) at Dec. 31, 2011		133,223,338
Balance (in shares of preferred stock) at Dec. 31, 2011	13,900,000

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY [Abstract]
Offering costs in conjunction with common stock offering	$ 10,600	$ 14,600	$ 25,200	$ 22,471

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 157,032	$ 130,784	$ 131,127
Adjustments to net income:
Depreciation and amortization	120,699	93,782	88,778
Income from discontinued operations	(8,953)	(12,656)	(15,044)
Gain on sale of real estate	(540)	0	0
Amortization of share-based compensation	7,873	6,166	4,726
Amortization of net premiums on mortgages payable	(189)	0	0
Provisions for impairment on real estate held for investment	10	849	199
Cash provided by discontinued operations:
Real estate	5,635	6,518	10,342
Proceeds from sales of real estate	0	0	1,987
Collection of principal on notes receivable	3,032	138	129
Changes in assets and liabilities:
Accounts receivable and other assets	5,209	5,270	3,607
Accounts payable, accrued expenses and other liabilities	9,144	12,517	856
Net cash provided by operating activities	298,952	243,368	226,707
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of income producing investment properties	(957,347)	(716,776)	(61,319)
Proceeds from sales of real estate:
Continuing operations	2,268	0	0
Discontinued operations	21,859	25,779	20,074
Loan receivable	(1,593)	0	0
Restricted escrow deposits	(50)	(6,361)	(4,479)
Net cash used in investing activities	(934,863)	(697,358)	(45,724)
CASH FLOWS FROM FINANCING ACTIVITIES
Cash distributions to common stockholders	(219,297)	(182,500)	(178,008)
Cash dividends to preferred stockholders	(24,253)	(24,253)	(24,253)
Borrowings under lines of credit	612,800	612,200	4,600
Payments on lines of credit	(375,400)	(616,800)	0
Principal payments on mortgages	(279)	0	0
Proceeds from common stock offerings, net	489,236	432,591	0
Proceeds from bonds issued, net	140,136	0	0
Proceeds from notes payable issued, net	0	246,131	0
Debt issuance costs	0	(4,091)	0
Principal payment on notes payable	0	0	(20,000)
Proceeds from dividend reinvestment and stock purchase plan, net	1,894	0	0
Other items	(2,368)	(1,707)	(111)
Net cash provided by (used in) financing activities	622,469	461,571	(217,772)
Net increase (decrease) in cash and cash equivalents	(13,442)	7,581	(36,789)
Cash and cash equivalents, beginning of year	17,607	10,026	46,815
Cash and cash equivalents, end of year	$ 4,165	$ 17,607	$ 10,026

Organization and Operation	12 Months Ended
Dec. 31, 2011
Organization and Operation [Abstract]
Organization and Operation

1.         Organization and Operation

Realty Income Corporation (“Realty Income,” the “Company,” “we”, “our” or “us”) is organized as a Maryland corporation. We invest in commercial real estate and have elected to be taxed as a real estate investment trust, or REIT.

At December 31, 2011, we owned 2,634 properties, located in 49 states, containing over 27.3 million leasable square feet, along with three properties owned by our wholly-owned taxable REIT subsidiary, Crest Net Lease, Inc., or Crest.

Information with respect to number of properties, square feet, average initial lease term and weighted average contractual lease rate is unaudited.

Summary of Significant Accounting Policies and Procedures and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies and Procedures and Recent Accounting Pronouncements [Abstract]
Summary of Significant Accounting Policies and Procedures and Recent Accounting Pronouncements

2.                               Summary of Significant Accounting Policies and Procedures and Recent Accounting Pronouncements

Federal Income Taxes. We have elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, or the Code. We believe we have qualified and continue to qualify as a REIT. Under the REIT operating structure, we are permitted to deduct distributions paid to our stockholders and generally will not be required to pay federal corporate income taxes on such income. Accordingly, no provision has been made for federal income taxes in the accompanying consolidated financial statements, except for the federal income taxes of Crest, which are included in discontinued operations. The income taxes recorded on our consolidated statements of income represent amounts paid by Realty Income for city and state income and franchise taxes.

Earnings and profits that determine the taxability of distributions to stockholders differ from net income reported for financial reporting purposes due to differences in the estimated useful lives and methods used to compute depreciation and the carrying value (basis) of the investments in properties for tax purposes, among other things.

The following reconciles our net income available to common stockholders to taxable income (dollars in thousands):

	2011(1)	2010	2009
Net income available to common stockholders	$132,779	$106,531	$106,874
Preferred stock cash dividends	24,253	24,253	24,253
Depreciation and amortization timing differences	32,215	23,024	27,094
Tax gain on the sales of real estate less than book gain	--	--	(5,436)
Tax loss on the sale of real estate less than book gain	(6,661)	(10,063)	--
Elimination of net revenue and expenses from Crest	418	1,337	378
Compensation deduction per Section 162(m) of the Code	4,896	2,915	2,144
Adjustment for share-based compensation	(622)	562	1,824
Adjustment for straight-line rent	(1,562)	(1,613)	(1,117)
Adjustment for acquisition expenses	1,503	368	62
Adjustment for an increase in prepaid rent	3,584	4,223	1,273
Other adjustments	6	(30)	(2,958)
Taxable net income, before our dividends paid deduction	$190,809	$151,507	$154,391

(1) The 2011 information presented is a reconciliation of our net income available to common stockholders to estimated taxable net income.

We regularly analyze our various federal and state filing positions and only recognize the income tax effect in our financial statements when certain criteria regarding uncertain income tax positions have been met. We believe that our income tax positions would more likely than not be sustained upon examination by all relevant taxing authorities. Therefore, no reserves for uncertain income tax positions have been recorded in our financial statements.

Absent an election to the contrary, if a REIT acquires property that is or has been owned by a C corporation in a transaction in which the tax basis of the property in the hands of the REIT is determined by reference to the tax basis of the property in the hands of the C corporation, and the REIT recognizes gain on the disposition of such property during the 10 year period beginning on the date on which it acquired the property, then the REIT will be required to pay tax at the highest regular corporate tax rate on this gain to the extent of the excess of the fair value of the property over the REIT’s adjusted basis in the property, in each case determined as of the date the REIT acquired the property. In August 2007, we acquired 100% of the stock of a C corporation that owned real property. At the time of acquisition, the C corporation became a Qualified REIT Subsidiary, was deemed to be liquidated for Federal income tax purposes, and the real property was deemed to be transferred to us with a carryover tax basis. As of December 31, 2011, we have built-in gains of $60.5 million with respect to such property. We do not expect that we will be required to pay income tax on the built-in gains in these properties during the ten-year period ending August 28, 2017. It is our intent, and we have the ability, to defer any dispositions of these properties to periods when the related gains would not be subject to the built-in gain income tax or otherwise to defer the recognition of the built-in gain related to these properties. However, our plans could change and it may be necessary to dispose of one or more of these properties in a taxable transaction before August 28, 2017, in which case we would be required to pay corporate level tax with respect to the built-in gains on these properties as described above.

Net Income Per Common Share. Basic net income per common share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during each period. Diluted net income per common share is computed by dividing net income available to common stockholders for the period by the weighted average number of common shares that would have been outstanding assuming the issuance of common shares for all potentially dilutive common shares outstanding during the reporting period.

The following is a reconciliation of the denominator of the basic net income per common share computation to the denominator of the diluted net income per common share computation:

	2011	2010	2009
Weighted average shares used for the basic net income per share computation	126,142,696	105,869,637	103,577,507
Incremental shares from share-based compensation	46,703	73,084	3,546
Adjusted weighted average shares used for diluted net income per share computation	126,189,399	105,942,721	103,581,053
Unvested shares from share-based compensation that were anti-dilutive	13,020	87,600	542,368

Other Assets. Other assets consist of the following (dollars in thousands) at:

December 31,	2011	2010
Value of in-place leases, net of accumulated amortization	$123,255	$21,635
Value of above-market leases, net of accumulated amortization	30,081	4,586
Deferred bond financing costs, net	22,209	14,203
Notes receivable issued in connection with Crest property sales	19,025	22,075
Prepaid expenses	9,833	8,431
Note receivable issued in connection with 2011 acquisitions	8,780	--
Credit facility origination costs, net	3,141	4,619
Loans receivable	2,178	--
Corporate assets, net of accumulated depreciation and amortization	849	827
Deferred financing costs on mortgages payable, net	751	--
Restricted escrow deposits	50	6,361
Other items	2,483	1,861
	$222,635	$84,598

Distributions Payable. Distributions payable consist of the following declared distributions (dollars in thousands) at:

December 31,	2011	2010
Common stock distributions	$19,384	$17,030
Preferred stock dividends	2,021	2,021
	$21,405	$19,051

Accounts Payable and Accrued Expenses. Accounts payable and accrued expenses consist of the following (dollars in thousands) at:

December 31,	2011	2010
Bond interest payable	$35,195	$33,240
Accrued costs on properties under development	4,766	420
Other items	18,809	13,359
	$58,770	$47,019

Other Liabilities. Other liabilities consist of the following (dollars in thousands) at:

December 31,	2011	2010
Rent received in advance	$18,149	$14,564
Value of in-place below-market leases, net of accumulated amortization	6,423	3,452
Security deposits	4,607	4,539
	$29,179	$22,555

Discontinued Operations. Operations from seven investment properties classified as held for sale at September 30, 2012, plus properties previously sold, are reported as discontinued operations. Their respective results of operations have been reclassified as income from discontinued operations on our consolidated statements of income. We do not depreciate properties that are classified as held for sale.

If we determine we have no plans to sell a property asset in the near term (i.e. within the next 12 months), and this property was previously classified as held for sale, the property is reclassified to real estate held for investment. A property that is reclassified to held for investment is measured and recorded at the lower of (i) its carrying amount before the property was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the property been continuously classified as held for investment, or (ii) the fair value at the date of the subsequent decision not to sell.

No debt was assumed by buyers of our investment properties, or repaid as a result of our investment property sales, and we do not allocate interest expense to discontinued operations related to real estate held for investment. We allocate interest expense related to borrowings specifically attributable to Crest.  The interest expense amounts allocated to Crest are included in income from discontinued operations.

The following is a summary of income from discontinued operations on our consolidated statements of income (dollars in thousands):

Income from discontinued operations	2011	2010	2009
Gain on sales of investment properties	$5,193	$8,676	$8,059
Rental revenue	5,454	6,867	9,687
Other revenue	43	32	592
Depreciation and amortization	(1,480)	(2,367)	(3,169)
Property expenses	(704)	(1,327)	(1,187)
Provisions for impairment	(395)	(171)	(110)
Crest’s income from discontinued operations	842	946	1,172
Income from discontinued operations	$8,953	$12,656	$15,044
Per common share, basic and diluted	$0.07	$0.12	$0.15

The per share amounts for income from discontinued operations above and the income from continuing operations and net income reported on the consolidated statements of income have each been calculated independently.

Revenue Recognition and Accounts Receivable. All leases are accounted for as operating leases. Under this method, lease payments that have fixed and determinable rent increases are recognized on a straight-line basis over the lease term. Any rental revenue contingent upon a tenant’s sales is recognized only after the tenant exceeds their sales breakpoint. Rental increases based upon changes in the consumer price indexes are recognized only after the changes in the indexes have occurred and are then applied according to the lease agreements.

We recognize an allowance for doubtful accounts relating to accounts receivable for amounts deemed uncollectible. We consider tenant specific issues, such as financial stability and ability to pay, when determining collectibility of accounts receivable and appropriate allowances to record. Our allowance for doubtful accounts was $507,000 at December 31, 2011 and $1.1 million at December 31, 2010.

Other revenue includes non-operating interest earned from investments in money market funds and other notes of $502,000 in 2011, $96,000 in 2010 and $51,000 in 2009.

Principles of Consolidation. The accompanying consolidated financial statements include the accounts of Realty Income and other entities for which we make operating and financial decisions (i.e. control), after elimination of all material intercompany balances and transactions. We have no unconsolidated or off-balance sheet investments in variable interest entities.

Cash Equivalents. We consider all short-term, highly liquid investments that are readily convertible to cash and have an original maturity of three months or less at the time of purchase to be cash equivalents. Our cash equivalents are primarily investments in United States Treasury or government money market funds.

Gain on Sales of Properties. When real estate is sold, the related net book value of the applicable assets is removed and a gain from the sale is recognized in our consolidated statements of income. We record a gain from the sale of real estate provided that various criteria, relating to the terms of the sale and any subsequent involvement by us with the real estate, have been met.

Allocation of the Purchase Price of Real Estate Acquisitions. When acquiring a property for investment purposes, we allocate the fair value of real estate acquired to: 1) land and 2) building and improvements, based in each case on their estimated fair values.  In addition, assumed mortgages payable are recorded at their estimated fair values.

For properties acquired with in-place operating leases, we allocate the fair value of real estate acquired to:

1) land, 2) building and improvements, and 3) identified intangible assets and liabilities, based in each case on their estimated fair values. Intangible assets and liabilities consist of above-market and below-market leases, the value of in-place leases and tenant relationships, as applicable.

Our estimated fair value determinations are based on management’s judgment, which is based on various factors, including: (1) market conditions, (2) industry that tenant operates in, (3) characteristics of the real estate, i.e.: location, size, demographics, value and comparative rental rates, (4) tenant credit profile, (5) store profitability and the importance of the location of the real estate to the operations of the tenant’s business, and/or (6) real estate valuations, prepared by an independent valuation firm.  When real estate valuations are utilized, the measurement of fair value related to the allocation of the purchase price of real estate acquisitions is derived principally from observable market data that is not readily available to the public (and thus should be categorized as level 2 on FASB’s three-level valuation hierarchy).  Our other methodologies for measuring fair value related to the allocation of the purchase price of real estate acquisitions (except for independent third-party real estate valuations) include unobservable inputs that reflect our own internal assumptions and calculations (and thus should be categorized as level 3 on FASB’s three-level valuation hierarchy).

The fair value of the tangible assets of an acquired property with an in-place operating lease (which includes land and buildings/improvements) is determined by valuing the property as if it were vacant, and the “as-if-vacant” value is then allocated to land and buildings/improvements based on our determination of the fair value of these assets. Our fair value determinations are based on a real estate valuation for each property, prepared by an independent valuation firm, and consider estimates of carrying costs during the expected lease-up periods, current market conditions, as well as costs to execute similar leases. In allocating the fair value to identified intangibles for above-market or below-market leases, an amount is recorded based on the present value of the difference between (i) the contractual amount to be paid pursuant to the in-place lease and (ii) our estimate of fair market lease rate for the corresponding in-place lease, measured over a period equal to the remaining term of the lease.

Capitalized above-market lease values are amortized as a reduction of rental income over the remaining terms of the respective leases. Capitalized below-market lease values are amortized as an increase to rental income over the remaining terms of the respective leases and expected below-market renewal option periods.  The amounts amortized as a net (decrease) increase to rental income for capitalized above-market and below-market leases for 2011 was $(1.1 million), for 2010 was $154,000 and for 2009 was $185,000.

The aggregate value of other acquired intangible assets consists of the value of in-place leases and tenant relationships, as applicable. These are measured by the excess of the purchase price paid for a property, after adjusting for above or below-market lease value, less the estimated fair value of the property “as if vacant,” determined as set forth above. The value of in-place leases, exclusive of the value of above-market and below-market in-place leases, is amortized to expense over the remaining periods of the respective leases. The amount amortized to expense for 2011 was $8.3 million, for 2010 was $1.4 million and for 2009 was $1.1 million. If a lease were to be terminated prior to its stated expiration, all unamortized amounts relating to that lease would be recorded to revenue or expense as appropriate.

The following table presents the impact during the next five years and thereafter related to the net decrease to rental revenue from the amortization of the acquired above-market and below-market lease intangibles and the increase to amortization expense from the amortization of the in-place lease intangibles for properties owned at December 31, 2011 (in thousands):

	Net decrease to rental revenue	Increase to amortization expense
2012	$(1,930)	$13,280
2013	(1,930)	13,281
2014	(2,015)	13,069
2015	(1,962)	12,275
2016	(1,957)	12,196
Thereafter	(13,864)	59,154
Totals	$(23,658)	$123,255

In allocating the fair value to assumed mortgages, amounts are recorded to debt premiums or discounts based on the present value of the estimated cash flows, which is calculated to account for either above or below-market interest rates.  These assumed mortgage payables are amortized as a reduction to interest expense over the remaining term of the respective mortgages.

Depreciation and Amortization. Land, buildings and improvements are recorded and stated at cost. Major replacements and betterments, which improve or extend the life of the asset, are capitalized and depreciated over their estimated useful lives, while ordinary repairs and maintenance are expensed as incurred. Buildings and improvements that are under redevelopment, or are being developed, are carried at cost and no depreciation is recorded on these assets. Additionally, amounts essential to the development of the property, such as pre-construction, development, construction, interest and any other costs incurred during the period of development are capitalized. We cease capitalization when the property is available for occupancy upon substantial completion of tenant improvements, but in any event no later than one year from the completion of major construction activity.

Properties are depreciated using the straight-line method over the estimated useful lives of the assets.  The estimated useful lives are as follows:

Buildings	Typically 25 years
Building improvements	4 to 15 years
Tenant improvements and lease commissions	The shorter of the term of the related lease or useful life
Acquired in-place leases	Remaining terms of the respective leases

Provisions for Impairment. We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment is recorded if estimated future operating cash flows (undiscounted and without interest charges) plus estimated disposition proceeds (undiscounted) are less than the current book value of the property. Key factors that we use in this analysis include: projected rental rates, estimated holding periods, capital expenditures and property sales capitalization rates. Additionally, a property classified as held for sale is carried at the lower of carrying cost or estimated fair value, less estimated cost to sell.

In 2011, Realty Income recorded total provisions for impairment of $405,000 on two properties in the automotive service industry, one property in the motor vehicle dealerships industry and one property in the pet supplies and services industry.  These provisions for impairment are included in income from discontinued operations, except for $10,000 which is included in income from continuing operations.

In 2010, Realty Income recorded total provisions for impairment of $213,000 on three properties in the restaurant industry and one property in the child care industry.  Provisions for impairment of $171,000 are included in income from discontinued operations.  Since one of these properties was subsequently reclassified from held for sale to held for investment during 2011, a provision for impairment of $42,000 is included in income from continuing operations.  Additionally, during 2010, Crest recorded total provisions for impairment of $807,000 on three properties held for investment at December 31, 2010 and 2011.  These provisions for impairment are included in income from continuing operations.

In 2009, Realty Income recorded a provision for impairment of $110,000 on one property in the convenience store industry, which was sold during 2010. This provision for impairment is included in income from discontinued operations. During 2009, Crest recorded total provisions for impairment of $199,000 on three properties classified as held for investment at December 31, 2011.  These provisions for impairment are included in income from continuing operations.  Additionally, Crest recorded total provisions for impairment of $78,000 on two properties which were sold in 2009. These provisions for impairment are included in income from discontinued operations.

Asset Retirement Obligations. We analyze our future legal obligations associated with the other-than-temporary removal of tangible long-lived assets, also referred to as asset retirement obligations. When we determine that we have a legal obligation to provide services upon the retirement of a tangible long-lived asset, we record a liability for this obligation based on the estimated fair value of this obligation and adjust the carrying amount of the related long-lived asset by the same amount. This asset is amortized over its estimated useful life. The estimated fair value of the asset retirement obligation is calculated by discounting the future cash flows using a credit-adjusted risk-free interest rate.

Goodwill. Goodwill is tested for impairment during the second quarter of each year as well as when events or circumstances occur indicating that our goodwill might be impaired.  During our tests for impairment of goodwill, during the second quarters of 2011, 2010 and 2009, we determined that the estimated fair values of our reporting units exceeded their carrying values.  We did not record any impairment on our existing goodwill during 2011, 2010 or 2009.

Government Taxes. We collect and remit sales and property taxes assessed by different governmental authorities that are both imposed on and concurrent with a revenue-producing transaction between us and our tenants. We report the collection of these taxes on a net basis (excluded from revenues). The amounts of these taxes are not significant to our financial position or results of operations.

Use of Estimates. The consolidated financial statements were prepared in conformity with U.S. generally accepted accounting principles, or GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Impact of Recent Accounting Pronouncements. In August 2011, the FASB issued ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350), which is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Under the amendments in ASU No. 2011-08, an entity, through an assessment of qualitative factors, is not required to calculate the estimated fair value of a reporting unit, in connection with the two-step goodwill impairment test, unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. ASU No. 2011-08 will apply only to our disclosures related to our annual goodwill impairment test.

Par Value Change.  In August 2011, we changed the par value of our common and preferred stock from $1.00 per share to $0.01 per share.  This change did not have an impact on the amount of our total stockholders’ equity.

Reclassifications. We report, in discontinued operations, the results of operations of properties that have either been disposed of or are classified as held for sale.  As a result of these discontinued operations, certain of the previously reported amounts have been reclassified to conform to the current presentation.

Investments in Real Estate	12 Months Ended
Dec. 31, 2011
Investments in Real Estate [Abstract]
Investments in Real Estate

3.         Investments in Real Estate

We acquire the land, buildings and improvements that are necessary for the successful operations of retail and other commercial enterprises.

A.  During 2011, we invested $1.02 billion in 164 new properties, and properties under development, with an initial weighted average contractual lease rate of 7.8%. These 164 new properties, and properties under development, are located in 26 states, contain over 6.2 million leasable square feet, and are 100% leased with an average lease term of 13.4 years. The initial weighted average contractual lease rate is computed by dividing the estimated aggregate base rent for the first year of each lease by the estimated total cost of the properties. Acquisition transaction costs of $1.5 million were recorded to general and administrative expense on our consolidated statement of income for 2011.

Included in the $1.02 billion invested during 2011 are:

(1)

The acquisition of 33 single-tenant retail, distribution, office and manufacturing properties for approximately $543.8 million, under long-term, net lease agreements. All of the properties acquired have in-place leases.

(2)	The acquisition of 60 properties operating in the restaurant – quick service industry for $41.9 million, under long-term, net lease agreements.
(3)	The acquisition of six properties operating in the wholesale clubs industry for $156.1 million, under long-term, net lease agreements.
(4)	The acquisition of 36 properties operating in the grocery store industry for $151.4 million under long-term, net lease agreements.
(5)	The acquisition of nine properties operating in the health and fitness industry for $63.2 million, under long-term, net lease agreements.
(6)	The remaining 20 properties acquired totaled approximately $59.8 million.

The 2011 aggregate acquisitions were allocated as follows: $239.3 million to land, $645.0 million to buildings and improvements, $137.0 million to intangible assets and $5.1 million to intangible and assumed liabilities, which includes mortgage premiums of $820,000. The majority of our 2011 acquisitions were cash purchases, except for one that also included the assumption of $8.8 million in notes receivable and four that also included the assumption of $67.4 million of mortgages payable.  There was no contingent consideration associated with these acquisitions.

The properties acquired during 2011 generated total revenues of $32.4 million and income from continuing operations of $12.6 million.

The following pro forma total revenue and income from continuing operations, for 2011 and 2010, assumes the 2011 property acquisitions took place on January 1, 2010 (in millions):

Income from
	Total revenue	continuing operations
Supplemental pro forma for the year ended December 31, 2011(1)	$ 463.6	$ 153.2
Supplemental pro forma for the year ended December 31, 2010(1)	$ 416.9	$ 127.9

(1) This unaudited pro forma supplemental information does not purport to be indicative of what our operating results would have been had the acquisitions occurred on January 1, 2010, and may not be indicative of future operating results. No material, non-recurring pro-forma adjustments were included in the calculation of this information.

In comparison, during 2010, we invested $713.5 million in 186 new properties with an initial weighted average contractual lease rate of 7.9%. These 186 properties are located in 14 states, contain over 2.2 million leasable square feet, and are 100% leased with an average lease term of 15.7 years. Acquisition transaction costs of $368,000 were recorded to general and administrative expense on our consolidated statement of income for 2010.

Included in the $713.5 million invested during 2010 are:

(1)

The acquisition and lease-back of approximately $304.1 million of winery and vineyard properties under 20-year, triple-net lease arrangements with Diageo Chateau & Estates Wine Company, guaranteed by Diageo plc (NYSE: ADR: DEO), or, together with its subsidiaries, Diageo. The properties are primarily located in California’s Napa Valley and include two wineries that produce wines for Diageo’s Sterling Vineyards, or Sterling, and Beaulieu Vineyards, or BV, brands and 14 vineyards producing grapes for their Sterling, BV and other brands. The properties include approximately 3,600 acres and 426,000 square feet of winery, production, storage, shipping and tourist buildings. Diageo will continue to operate the wineries and vineyards.

(2)

The acquisition of 23 retail properties leased to 13 tenants in six states, for approximately $126.5 million, under long-term, net lease agreements. The properties are in eight different industries, all of which are already in our portfolio. All of the properties acquired have in-place leases.

(3)

The acquisition of 135 SuperAmerica convenience stores and one support facility, for approximately $247.6 million, under long-term, triple-net lease agreements. The stores are located in Minnesota and Wisconsin, and average approximately 3,500 leasable square feet on approximately 1.14 acres.

(4)	The remaining 11 properties acquired totaled approximately $35.3 million.

The 2010 aggregate acquisitions were allocated as follows: $358.3 million to land, $339.8 million to buildings and improvements, $17.0 million to intangible assets and $1.6 million to intangible liabilities.  All of the 2010 acquisitions were cash purchases and there was no contingent consideration associated with these acquisitions.

In 2011, we capitalized costs of $4.2 million on existing properties in our portfolio, consisting of $1.7 million for re-leasing costs and $2.5 million for building and tenant improvements.  In 2010, we capitalized costs of $3.6 million on existing properties in our portfolio, consisting of $1.5 million for re-leasing costs and $2.1 million for building improvements.

B.  Of the $1.02 billion we invested in 2011, approximately $592.1 million was used to acquire 94 properties with existing leases.  Associated with these 94 properties, we recorded $109.9 million as the intangible value of the in-place leases, $27.1 million as the intangible value of above-market leases and $3.5 million as the intangible value of below-market leases for 2011.  The value of the in-place and above-market leases is recorded to other assets on our consolidated balance sheet, and the value of the below-market leases is recorded to other liabilities on our consolidated balance sheet. The value of the in-place leases is amortized as depreciation and amortization expense, while the value of the above-market and below-market leases is amortized as rental revenue on our consolidated statements of income. All of these amounts are amortized over the life of the respective leases.

Of the $713.5 million we invested in 2010, approximately $126.5 million was used to acquire 23 properties with existing leases. Associated with these 23 properties, we recorded $12.6 million as the intangible value of the in-place leases, $4.4 million as the intangible value of above-market leases and $1.6 million as the intangible value of below-market leases for 2010.

Credit Facility	12 Months Ended
Dec. 31, 2011
Credit Facility [Abstract]
Credit Facility

4.         Credit Facility

In December 2010, we entered into a $425 million unsecured, revolving credit facility that replaced our previous $355 million acquisition credit facility that was scheduled to expire in May 2011. The initial term of the credit facility expires in March 2014 and includes two, one-year extension options. Under this credit facility, the current investment grade credit ratings on our debt securities provide for financing at the London Interbank Offered Rate, commonly referred to as LIBOR, plus 185 basis points with a facility commitment fee of 35 basis points, for all-in drawn pricing of 220 basis points over LIBOR. The borrowing rate is not subject to an interest rate floor or ceiling. We also have other interest rate options available to us under the credit facility. Our credit facility is unsecured and, accordingly, we have not pledged any assets as collateral for this obligation.

As a result of entering into our current credit facility, we incurred credit facility origination costs of $4.2 million that were classified as part of other assets on our consolidated balance sheet at December 31, 2010. At December 31, 2011, the balance of these credit facility origination costs was $3.1 million, which is being amortized over the remaining term of the credit facility.

At December 31, 2011, we had a borrowing capacity of $187.6 million available on our credit facility (subject to customary conditions to borrowing) and an outstanding balance of $237.4 million, as compared to no borrowings at December 31, 2010.  The average interest rate on outstanding borrowings under our credit facility during 2011 was 2.1% per annum and, during 2010, was 1.3% per annum. During 2009, we did not utilize our credit facility until December and had an effective borrowing rate of 1.2% per annum at December 31, 2009. Our current and prior credit facilities are and were subject to various leverage and interest coverage ratio limitations. We are and have been in compliance with these covenants.

Notes Payable	12 Months Ended
Dec. 31, 2011
Notes Payable [Abstract]
Notes Payable

5.         Notes Payable

A.                       General

Our senior unsecured notes and bonds consisted of the following, sorted by maturity date (dollars in millions):

December 31,	2011	2010
5.375% notes, issued in March 2003 and due in March 2013	$100	$100
5.5% notes, issued in November 2003 and due in November 2015	150	150
5.95% notes, issued in September 2006 and due in September 2016	275	275
5.375% notes, issued in September 2005 and due in September 2017	175	175
6.75% notes, issued in September 2007 and due in August 2019	550	550
5.75% notes, issued in June 2010 and due in January 2021	250	250
5.875% bonds, $100 issued in March 2005 and $150 issued in June 2011, both due in March 2035	250	100
	$1,750	$1,600

The following table summarizes the maturity of our notes and bonds payable as of December 31, 2011 (dollars in millions):

Year of Maturity	Notes and Bonds
2012	$ --
2013	100
2014	--
2015	150
2016	275
Thereafter	1,225
Totals	$ 1,750

Interest incurred on all of the notes and bonds for 2011 was $101.5 million, for 2010 was $89.7 million and for 2009 was $82.5 million. The interest rate on each of these notes and bonds is fixed.

Our outstanding notes and bonds are unsecured; accordingly, we have not pledged any assets as collateral for these or any other obligations. Interest on all of the senior note and bond obligations is paid semiannually.

All of these notes and bonds contain various covenants, including: (i) a limitation on incurrence of any debt which would cause our debt to total adjusted assets ratio to exceed 60%; (ii) a limitation on incurrence of any secured debt which would cause our secured debt to total adjusted assets ratio to exceed 40%; (iii) a limitation on incurrence of any debt which would cause our debt service coverage ratio to be less than 1.5 times; and (iv) the maintenance at all times of total unencumbered assets not less than 150% of our outstanding unsecured debt. At December 31, 2011, we remain in compliance with these covenants.

B.                       Re-opening of Unsecured Bonds due 2035

In June 2011, we “re-opened” our 5.875% senior unsecured bonds due 2035, or the 2035 Bonds, and issued $150 million in aggregate principal amount of these 2035 Bonds. The public offering price for the additional 2035 Bonds was 94.578% of the principal amount for an effective yield of 6.318% per annum.  Those 2035 Bonds constituted an additional issuance of, and a single series with, the $100 million in aggregate principal amount of the 2035 Bonds that we issued in March 2005.  The net proceeds of $140.1 million were used to fund property acquisitions.  Interest is paid semiannually on the 2035 Bonds.

C.         Note Issuance

In June 2010, we issued $250 million in aggregate principal amount of 5.75% senior unsecured notes due January 2021, or the 2021 Notes. The price to the investor for the 2021 Notes was 99.404% of the principal amount for an effective yield of 5.826% per annum.  The net proceeds of $246.1 million from this offering were used to repay borrowings under our acquisition credit facility, which were incurred to fund property acquisitions.  Interest is paid semiannually on the 2021 Notes.

D.      Note Redemptions

On their maturity date in January 2009, we redeemed, using cash on hand, all of our outstanding 8.00% notes issued in January 1999 at a redemption price equal to 100% of the principal amount of $20 million, plus accrued and unpaid interest.

Mortgages Payable	12 Months Ended
Dec. 31, 2011
Mortgages Payable [Abstract]
Mortgages Payable

6.     Mortgages Payable

As part of the $1.02 billion invested in new properties during 2011, we assumed $67.4 million of mortgages payable to third-party lenders. These four mortgages are secured by the properties on which the debt was placed and are non-recourse. We expect to pay off the mortgages as soon as prepayment penalties and costs make it economically feasible to do so. We intend to continue our policy of primarily identifying property acquisitions that are free from mortgage indebtedness.

In aggregate, net premiums totaling $820,000 were recorded upon assumption of the mortgages at the time of the respective property acquisitions to account for above-market interest rates. Amortization of these net premiums is recorded as a reduction to interest expense over the remaining term of the respective notes, using a method that approximates the effective-interest method. These mortgages contain customary covenants, such as limiting our ability to further mortgage each applicable property or to discontinue insurance coverage, without the prior consent of the lender.

As a result of assuming these mortgages payable in 2011, we incurred deferred financing costs of $917,000 that were classified as part of other assets on our consolidated balance sheet.  The balance of these deferred financing costs at December 31, 2011, was $751,000, which is being amortized over the remaining term of each mortgage.

The following is a summary of our mortgages payable as of December 31, 2011 (principal balance, unamortized premiums (discounts) and mortgage payable balances in thousands):

Tenant Name	Stated Interest Rate(1)	Effective Interest Rate	Maturity Date(2)	Remaining Principal Balance(2)	Amortized Premium (Discount) Balance	Mortgage Payable Balance
T-Mobile USA, Inc. (3)	5.89%	5.19%	5/6/12	$ 10,664	$ 26	$ 10,690
Aviall Services, Inc. (4)	6.25%	4.63%	12/1/13	12,410	314	12,724
Aviall Services, Inc. (4)	6.25%	5.09%	9/1/14	11,671	359	12,030
MeadWestvaco Corporation	4.73%	4.84%	6/10/15	23,625	(68)	23,557
Solae, LLC(4)(5)	8.26%	8.26%	12/28/13	4,510	--	4,510
Solae, LLC(4)(5)	8.26%	8.26%	12/28/13	4,270	--	4,270
				$ 67,150	$ 631	$ 67,781

(1) With the exception of the MeadWestvaco Corporation mortgage, the mortgages are at fixed interest rates.  The MeadWestvaco Corporation mortgage is at a floating variable interest rate calculated as the sum of the current 1 month LIBOR plus 4.50%, not to exceed an all-in interest rate of 5.5%.

(2) The mortgages require monthly payments, with a principal payment due at maturity.

(3) We have notified the lender that the mortgage will be paid off on March 6, 2012, as allowed for in the agreement.

(4) These are mortgages associated with one property occupied by the applicable tenant.

(5) As part of the assumption of these mortgages payable related to our acquisition of Solae, LLC, we also assumed an $8.8 million note receivable, upon which we will receive interest income at a stated rate of 8.14% through December 28, 2013.

Common Stock Offerings	12 Months Ended
Dec. 31, 2011
Issuance of Common Stock [Abstract]
Common Stock Offerings

7.                         Common Stock Offerings

In September 2011, we issued 6,300,000 shares of common stock at a price of $34.00 per share. After underwriting discounts and other offering costs of $10.6 million, the net proceeds of $203.6 million were used to repay borrowings under our acquisition credit facility, which were used to fund recent property acquisitions.

In March 2011, we issued 8,625,000 shares of common stock at a price of $34.81 per share. After underwriting discounts and other offering costs of $14.6 million, the net proceeds of $285.6 million were used to fund property acquisitions.

In December 2010, we issued 7,360,000 shares of common stock at a price of $33.70 per share.  The net proceeds of $235.7 million were used to repay borrowings of $179.8 million under our acquisition credit facility and to fund property acquisitions during December 2010.  The remaining net proceeds were used for general corporate purposes and working capital.

In September 2010, we issued 6,198,500 shares of common stock at a price of $33.40 per share.  The net proceeds of $196.9 million were used to repay borrowings of $49.7 million under our acquisition credit facility and to fund $126.5 million of property acquisitions during October 2010.  The remaining net proceeds were used for general corporate purposes and working capital.

Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock [Abstract]
Preferred Stock

8.                         Preferred Stock

A.      In 2004, we issued 5.1 million shares of 7.375% Monthly Income Class D cumulative redeemable preferred stock. On May 27, 2009, the Class D preferred shares became redeemable, at our option, for $25 per share. During 2011, 2010 and 2009, we paid twelve monthly dividends to holders of our Class D preferred stock totaling $1.8437508 per share, or $9.4 million, and at December 31, 2011, a monthly dividend of $0.1536459 per share was payable and was paid in January 2012. On January 31, 2012, we announced that we plan to redeem our outstanding Class D preferred stock on March 1, 2012.  We will redeem the Class D preferred stock at $25.00 per share, plus accrued dividends.

B.      In 2006, we issued 8.8 million shares of 6.75% Monthly Income Class E cumulative redeemable preferred stock. Beginning December 7, 2011, the Class E preferred shares are redeemable, at our option, for $25 per share. During 2011, 2010 and 2009, we paid twelve monthly dividends to holders of our Class E preferred stock totaling $1.6875 per share, or $14.9 million, and at December 31, 2011, a monthly dividend of $0.140625 per share was payable and was paid in January 2012.

We are current in our obligations to pay dividends on our Class D and Class E preferred stock.

Distributions Paid and Payable	12 Months Ended
Dec. 31, 2011
Distributions Paid and Payable [Abstract]
Distributions Paid and Payable

9.                         Distributions Paid and Payable

A.                       Common Stock

We pay monthly distributions to our common stockholders.  The following is a summary of monthly distributions paid per common share for the years:

Month	2011	2010	2009

January	$ 0.1442500	$ 0.1430000	$ 0.1417500
February	0.1442500	0.1430000	0.1417500
March	0.1442500	0.1430000	0.1417500
April	0.1445625	0.1433125	0.1420625
May	0.1445625	0.1433125	0.1420625
June	0.1445625	0.1433125	0.1420625
July	0.1448750	0.1436250	0.1423750
August	0.1448750	0.1436250	0.1423750
September	0.1448750	0.1436250	0.1423750
October	0.1451875	0.1439375	0.1426875
November	0.1451875	0.1439375	0.1426875
December	0.1451875	0.1439375	0.1426875

Total	$ 1.7366250	$ 1.7216250	$ 1.7066250

The following presents the federal income tax characterization of distributions paid or deemed to be paid per common share for the years:

	2011	2010	2009

Ordinary income	$ 1.3787863	$ 1.2598879	$ 1.2739214
Nontaxable distributions	0.3578387	0.4617371	0.4113034
Capital gain	--	--	0.0214002

Totals	$ 1.7366250	$ 1.7216250	$ 1.7066250

At December 31, 2011, a distribution of $0.1455 per common share was payable and was paid in January 2012. At December 31, 2010, a distribution of $0.14425 per common share was payable and was paid in January 2011.

B.                       Class D Preferred Stock

Dividends of $0.1536459 per share are paid monthly in arrears on the Class D preferred stock. We declared dividends to holders of our Class D preferred stock totaling $9.4 million in 2011, 2010 and 2009, respectively.  On January 31, 2012, we announced that we plan to redeem the Class D preferred stock on March 1, 2012.

The following presents the federal income tax characterization of dividends paid per share to our Class D preferred stockholders for the years:

	2011	2010	2009

Ordinary income	$ 1.8437508	$ 1.8437508	$ 1.8206316
Capital gain	--	--	0.0231192

Totals	$ 1.8437508	$ 1.8437508	$ 1.8437508

C.                       Class E Preferred Stock

Dividends of $0.140625 per share are paid monthly in arrears on the Class E preferred stock.  We declared dividends to holders of our Class E preferred stock totaling $14.9 million in 2011, 2010 and 2009.

The following presents the federal income tax characterization of dividends paid per share to our Class E preferred stockholders for the years:

	2011	2010	2009

Ordinary income	$ 1.6875000	$ 1.6875000	$ 1.6663392
Capital gain	--	--	0.0211608

Totals	$ 1.6875000	$ 1.6875000	$ 1.6875000

Operating Leases	12 Months Ended
Dec. 31, 2011
Operating Leases [Abstract]
Operating Leases

10.                  Operating Leases

A.      At December 31, 2011, we owned 2,634 properties in 49 states, plus an additional three properties owned by Crest. Of the 2,634 properties, 2,619, or 99.4%, are single-tenant properties, and the remaining 15 are multi-tenant properties. At December 31, 2011, 87 properties were vacant and available for lease or sale.

Substantially all leases are net leases where the tenant pays property taxes and assessments, maintains the interior and exterior of the building and leased premises, and carries insurance coverage for public liability, property damage, fire and extended coverage.

Rent based on a percentage of a tenants’ gross sales (percentage rents) for 2011, 2010 and 2009 was $1.4 million, including amounts recorded to discontinued operations of $38,000 in 2011, $75,000 in 2010 and $130,000 in 2009.

At December 31, 2011, minimum future annual rents to be received on the operating leases for the next five years and thereafter are as follows (dollars in thousands):

2012	$454,695
2013	439,836
2014	422,577
2015	407,459
2016	392,067
Thereafter	3,105,365

Total	$5,221,999

B.      Major Tenants - No individual tenant’s rental revenue, including percentage rents, represented more than 10% of our total revenue for each of the years ended December 31, 2011, 2010 or 2009.

Gain on Sales of Real Estate Acquired for Resale	12 Months Ended
Dec. 31, 2011
Gain on Sales of Real Estate Acquired for Resale [Abstract]
Gain on Sales of Real Estate Acquired for Resale

11.     Gain on Sales of Real Estate Acquired for Resale

During 2011 and 2010, Crest did not sell any properties.  During 2009, Crest sold two properties for $2.0 million, which resulted in no gain. Crest’s gains on sales are reported before income taxes and are included in income from discontinued operations.

Gain on Sales of Investment Properties	12 Months Ended
Dec. 31, 2011
Gain on Sales of Investment Properties [Abstract]
Gain on Sales of Investment Properties

12.     Gain on Sales of Investment Properties

During 2011, we sold 26 investment properties for $21.8 million, which resulted in a gain of $5.2 million. The results of operations for these properties have been reclassified as discontinued operations.  Additionally, we sold excess real estate from six properties for $2.3 million, which resulted in a gain of $540,000.  This gain is included in other revenue on our consolidated statement of income for 2011, because this excess real estate was associated with properties that continue to be owned as part of our core operations.

During 2010, we sold 28 investment properties and excess land from one property for $27.2 million, which resulted in a gain of $8.7 million.  The results of operations for these properties have been reclassified as discontinued operations.

During 2009, we sold 25 investment properties and excess land from one property for $20.5 million, which resulted in a gain of $8.1 million. The results of operations for these properties have been reclassified as discontinued operations.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

13.     Fair Value of Financial Instruments

Fair value is defined as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure for assets and liabilities measured at fair value requires allocation to a three-level valuation hierarchy. This valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. Categorization within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

We believe that the carrying values reflected in our consolidated balance sheets reasonably approximate the fair values for cash and cash equivalents, accounts receivable, escrow deposits, and all liabilities, due to their short-term nature, except for our notes receivable issued in connection with property sales, mortgages payable and our senior notes and bonds payable, which are disclosed below (dollars in millions):

	Carrying value per	Estimated fair
At December 31, 2011	balance sheet	market value
Notes receivable issued in connection with property sales	$19.0	$19.6
Note receivable issued in connection with 2011 acquisitions	$8.8	$8.8
Mortgages payable assumed in connection with 2011 acquisitions	$67.8	$68.2
Notes payable	$1,750.0	$1,901.9

	Carrying value per	Estimated fair
At December 31, 2010	balance sheet	market value
Notes receivable issued in connection with property sales	$22.1	$23.2
Notes payable	$1,600.0	$1,707.1

The estimated fair value of our notes receivable, issued in connection with property sales, has been calculated by discounting the future cash flows using an interest rate based upon the current 5-year or 7-year Treasury yield curve, plus an applicable credit-adjusted spread. These notes receivable were issued in connection with the sale of three Crest properties. Payments to us on these notes receivable are current and no allowance for doubtful accounts has been recorded for them.

The estimated fair value of our mortgages payable has been calculated by discounting the future cash flows using an interest rate based upon the current 5-year Treasury yield curve, plus an applicable credit-adjusted spread.

The estimated fair value of our notes and bonds payable is based upon indicative market prices and recent trading activity of our notes and bonds payable.

Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Disclosures of Cash Flow Information [Abstract]
Supplemental Disclosures of Cash Flow Information

14.     Supplemental Disclosures of Cash Flow Information

Interest paid in 2011 was $102.0 million, in 2010 was $82.6 million and in 2009 was $83.2 million.

Interest capitalized to properties under development in 2011 was $438,000, in 2010 was $10,000 and in 2009 was $5,000.

Income taxes paid in 2011 were $871,000, in 2010 were $907,000 and in 2009 were $1.2 million.

The following non-cash investing and financing activities are included in the accompanying consolidated financial statements:

A.           Share-based compensation expense for 2011 was $7.9 million, for 2010 was $6.2 million and for 2009 was $4.7 million.

B.           See “Provisions for Impairment” in note 2 for a discussion of provisions for impairments recorded by Realty Income and Crest.

C.           As part of the acquisition of four properties during 2011, we assumed $67.4 million of mortgages payable to third-party lenders and recorded $820,000 of net premiums.  Additionally, we assumed an $8.8 million note receivable.  See note 6 for a discussion of these transactions.

D.          At December 31, 2010, we had escrow deposits of $6.4 million held for tax-deferred exchanges under Section 1031 of the Code.  The $6.4 million is included in “other assets” on our consolidated balance sheet at December 31, 2010.

E.           At December 31, 2009, we had escrow deposits of $4.5 million held for tax-deferred exchanges under Section 1031 of the Code. The $4.5 million is included in “other assets” on our consolidated balance sheet at December 31, 2009.

F.            In 2010, we recorded a $600,000 receivable for the sale of excess land.  This receivable is included in other assets on our consolidated balance sheet at December 31, 2010.  We received cash for this excess land in 2011.

G.          In 2010, we recorded a $799,000 receivable for the sale of an investment property as a result of an eminent domain action.  This receivable is included in other assets on our consolidated balance sheet at December 31, 2011 and 2010.

H.           In 2009, Realty Income and Crest amended certain prior year state tax returns and determined that it is more-likely-than-not that we will be collecting refunds in the future as a result of these amendments.  As a result of this, in 2009, Realty Income recorded a tax receivable of $454,000 and Crest recorded a tax receivable of $303,000.

I.                 In accordance with our policy, we recorded adjustments to our estimated legal obligations related to asset retirement obligations on two land leases in the following amounts: an increase of $152,000 in 2011, an increase of $82,000 in 2010 and a reduction of $63,000 in 2009. These asset retirement obligations account for the difference between our obligations to the landlord under the two land leases and our subtenant’s obligations to us under the subleases.

J.             Accrued costs on properties under development resulted in an increase in buildings and improvements and accounts payable of $3.7 million at December 31, 2011, and $337,000 at December 31, 2010.

K.           In 2011, we entered into loan agreements to fund development of real estate.  These loans receivable are included in other assets on our consolidated balance sheet at December 31, 2011, and include accrued costs of $574,000.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan

15.     Employee Benefit Plan

We have a 401(k) plan covering substantially all of our employees. Under our 401(k) plan, employees may elect to make contributions to the plan up to a maximum of 60% of their compensation, subject to limits under the Code. We match 50% of our employee’s contributions, up to 3% of the employee’s compensation. Our aggregate matching contributions each year have been immaterial to our results of operations.

Common Stock Incentive Plan	12 Months Ended
Dec. 31, 2011
Common Stock Incentive Plan [Abstract]
Common Stock Incentive Plan

16.     Common Stock Incentive Plan

In 2003, our Board of Directors adopted, and stockholders approved, the 2003 Incentive Award Plan of Realty Income Corporation, or the Stock Plan, to enable us to attract and retain the services of directors, employees and consultants, considered essential to our long-term success. The Stock Plan offers our directors, employees and consultants an opportunity to own stock in Realty Income and/or rights that will reflect our growth, development and financial success. The Stock Plan was amended and restated by our Board of Directors in February 2006 and in May 2007. Under the terms of this plan, the aggregate number of shares of our common stock subject to options, stock purchase rights, or SPR, stock appreciation rights, or SAR, and other awards will be no more than 3,428,000 shares. The maximum number of shares that may be subject to options, SPR, SAR and other awards granted under the plan to any individual in any calendar year may not exceed 1,600,000 shares. This plan has a term of 10 years from the date it was adopted by our Board of Directors, which was March 12, 2003. To date, we have not issued any SPR or SAR.

The amount of share-based compensation costs recognized in general and administrative expense on our consolidated statements of income during 2011 was $7.9 million, during 2010 was $6.2 million and during 2009 was $4.7 million.

The following table summarizes our common stock grant activity under our Stock Plan. Our common stock grants vest over periods ranging from immediately to 10 years.

	2011		2010		2009
	Number of shares	Weighted average price(1)	Number of shares	Weighted average price(1)	Number of shares	Weighted average price(1)

Outstanding nonvested shares, beginning of year	924,294	$ 19.69	853,234	$ 19.14	994,453	$ 19.70
Shares granted	247,214	33.94	278,200	28.99	142,860	22.86
Shares vested	(245,487)	25.26	(206,153)	23.70	(214,521)	23.14
Shares forfeited	(495)	31.37	(987)	26.03	(69,558)	25.95

Outstanding nonvested shares, end of year	925,526	$ 20.21	924,294	$ 19.69	853,234	$ 19.14

(1)                 Grant date fair value.

During 2011, we issued 247,214 shares of common stock under our Stock Plan. These shares vest over the following service periods: 25,158 vested immediately, 5,000 vest over a service period of one year, 70,400 vest over a service period of three years and 146,656 vest over a service period of five years.

The vesting schedule for shares granted to non-employee directors is as follows:

–                 For directors with less than six years of service at the date of grant, shares vest in 33.33% increments on each of the first three anniversaries of the date the shares of stock are granted;

–                 For directors with six years of service at the date of grant, shares vest in 50% increments on each of the first two anniversaries of the date the shares of stock are granted;

–                 For directors with seven years of service at the date of grant, shares are 100% vested on the first anniversary of the date the shares of stock are granted; and

–                 For directors with eight or more years of service at the date of grant, there is immediate vesting as of the date the shares of stock are granted.

The vesting schedule for shares granted to employees is as follows:

–                 For employees age 55 and below at the grant date, shares vest in 20% increments on each of the first five anniversaries of the grant date;

–                 For employees age 56 at the grant date, shares vest in 25% increments on each of the first four anniversaries of the grant date;

–                 For employees age 57 at the grant date, shares vest in 33.33% increments on each of the first three anniversaries of the grant date;

–                 For employees age 58 at the grant date, shares vest in 50% increments on each of the first two anniversaries of the grant date;

–                 For employees age 59 at the grant date, shares are 100% vested on the first anniversary of the grant date; and

–                 For employees age 60 and above at the grant date, shares vest immediately on the grant date.

After they have been employed for six full months, all non-executive employees receive 200 shares of nonvested stock which vests over a five year period.  Additionally, depending on certain company performance metrics, non-executive employees may receive grants of nonvested stock which vests over a five year period.

As of December 31, 2011, the remaining unamortized share-based compensation expense totaled $18.7 million, which is being amortized on a straight-line basis over the service period of each applicable award. The amount of share-based compensation is based on the fair value of the stock at the grant date. We define the grant date as the date the recipient and Realty Income have a mutual understanding of the key terms and condition of the award, and the recipient of the grant begins to benefit from, or be adversely affected by, subsequent changes in the price of the shares.

Due to a historically low turnover rate, we do not estimate a forfeiture rate for our nonvested shares. Accordingly, unexpected forfeitures will lower share-based compensation expense during the applicable period. Under the terms of our Stock Plan, we pay non-refundable dividends to the holders of our nonvested shares. Applicable accounting guidance requires that the dividends paid to holders of these nonvested shares be charged as compensation expense to the extent that they relate to nonvested shares that do not or are not expected to vest. However, since we do not estimate forfeitures given our historical trends, we did not record any amount to compensation expense related to dividends paid in 2011, 2010 or 2009.

As of December 31, 2011, there were no remaining stock options outstanding.  All outstanding options were fully vested as of December 31, 2006. Stock options, none of which were granted after January 1, 2002, were granted with an exercise price equal to the underlying stock’s fair value at the date of grant.

The following table summarizes our stock option activity for the years:

	2011		2010		2009
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price

Outstanding options, beginning of year	2,454	$14.70	5,846	$14.70	21,294	$13.33
Options exercised	(2,454)	14.70	(3,392)	14.70	(15,448)	12.81

Outstanding and exercisable options, end of year	--	$ --	2,454	$14.70	5,846	$14.70

The intrinsic value of a stock option is the amount by which the market value of the underlying stock at December 31 of each year exceeds the exercise price of the option. The market value of our stock was $34.20 and $25.91 at December 31, 2010 and 2009, respectively. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $48,000, $61,000 and $157,000, respectively. The aggregate intrinsic value of options outstanding and exercisable was $48,000 and $66,000 at December 31, 2010 and 2009, respectively.

Dividend Reinvestment and Stock Purchase Plan	12 Months Ended
Dec. 31, 2011
Dividend Reinvestment and Stock Purchase Plan [Abstract]
Dividend Reinvestment and Stock Purchase Plan

17.      Dividend Reinvestment and Stock Purchase Plan

In March 2011, we established a Dividend Reinvestment and Stock Purchase Plan, or The Plan, to provide our common stockholders, as well as new investors, with a convenient and economical method to purchase our common stock and/or reinvest their distributions. The Plan authorizes up to 6,000,000 common shares to be issued.  Through December 31, 2011, we issued 59,605 shares and received net proceeds of approximately $1.9 million under The Plan.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

18.      Segment Information

We evaluate performance and make resource allocation decisions on an industry by industry basis. For financial reporting purposes, we have grouped our tenants into 39 industry and activity segments (including properties owned by Crest that are grouped together as a segment). All of the properties are incorporated into one of the applicable segments. Because almost all of our leases require the tenant to pay operating expenses, revenue is the only component of segment profit and loss we measure.

The following tables set forth certain information regarding the properties owned by us, classified according to the business of the respective tenants, as of December 31, 2011 (dollars in thousands):

Assets, as of December 31:	2011	2010

Segment net real estate:
Automotive service	$ 101,280	$ 105,393
Automotive tire services	191,577	197,997
Beverages	314,832	302,159
Child care	66,474	72,935
Convenience stores	690,246	711,667
Drug stores	154,015	143,739
Grocery stores	221,678	72,122
Health and fitness	296,188	220,856
Restaurants - casual dining	472,471	487,048
Restaurants - quick service	277,900	248,877
Theaters	383,452	281,072
Transportation services	107,632	4,961
Wholesale clubs	154,964	--
26 non-reportable segments	727,299	556,052

Total segment net real estate	4,160,008	3,404,878

Intangible assets:
Automotive tire services	529	588
Beverages	3,571	--
Drug stores	14,422	5,939
Grocery stores	5,655	6,031
Health and fitness	1,566	1,708
Restaurants - quick service	4,037	--
Theaters	31,162	1,579
Transportation services	28,944	--
Other - non-reportable segments	63,450	10,376
Goodwill:
Automotive service	1,338	1,338
Child care	5,353	5,353
Convenience stores	2,074	2,074
Restaurants - casual dining	2,461	2,461
Restaurants - quick service	1,318	1,318
Other - non reportable segments	4,662	4,662
Other corporate assets	88,839	87,285

Total assets	$ 4,419,389	$ 3,535,590

	Revenue
For the years ended December 31,	2011	2010	2009

Segment rental revenue:
Automotive service	$ 15,599	$ 15,564	$ 15,225
Automotive tire services	22,410	22,164	22,989
Beverages	23,458	10,292	--
Child care	21,780	21,649	22,167
Convenience stores	77,481	58,514	54,734
Drug stores	15,809	13,962	13,727
Grocery stores	6,858	3,147	2,339
Health and fitness	26,817	23,768	18,787
Restaurants - casual dining	45,295	45,371	43,865
Restaurants - quick service	25,205	24,145	24,779
Theaters	36,812	30,634	30,078
Transportation services	7,586	750	750
Wholesale clubs	3,059	--	--
26 non-reportable segments	86,898	69,025	68,285
Total rental revenue	415,067	338,985	317,725
Other revenue	1,663	657	864

Total revenue	$ 416,730	$ 339,642	$ 318,589

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

19.      Commitments and Contingencies

In the ordinary course of our business, we are party to various legal actions which we believe are routine in nature and incidental to the operation of our business. We believe that the outcome of the proceedings will not have a material adverse effect upon our consolidated financial position or results of operations.

At December 31, 2011, we have contingent payments of $621,000 for tenant improvements and leasing costs. In addition, we have committed $16.2 million under construction contracts, which is expected to be paid in the next twelve months.

We have certain properties that are subject to ground leases which are accounted for as operating leases. At December 31, 2011, minimum future rental payments for the next five years and thereafter are as follows (dollars in thousands):

	Ground Leases Paid by Realty Income (1)	Ground Leases Paid by Our Tenants (2)	Total
2012	$157	$4,083	$4,240
2013	158	4,016	4,174
2014	167	3,786	3,953
2015	170	3,729	3,899
2016	171	3,702	3,873
Thereafter	421	49,021	49,442
Total	$1,244	$68,337	$69,581

(1) Realty Income currently pays the ground lessors directly for the rent under the ground leases.

(2) Our tenants, who are generally sub-tenants under the ground leases, are responsible for paying the rent under these ground leases. In the event a tenant fails to pay the ground lease rent, we are primarily responsible.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

20.      Subsequent Events

In January 2012 and February 2012, we declared the following dividends, which will be paid in February 2012 and March 2012, respectively:

-                    $0.1455 per share to our common stockholders;

-                    $0.1536459 per share to our Class D preferred stockholders; and

-                    $0.140625 per share to our Class E preferred stockholders.

In January 2012, Friendly Ice Cream Corporation, or Friendly’s, one of our tenants, announced that it was emerging from voluntary reorganization under Chapter 11 of the U.S. Bankruptcy Code (which they had filed for in October 2011). Friendly’s accepted 102 of their 121 leases with us, while they rejected 19 leases with us and received modifications to some of their other leases with us.

Additionally, in January 2012, Buffets Holding, Inc., or Buffets, another one of our tenants, filed for voluntary reorganization under Chapter 11 of the U.S. Bankruptcy Code.  As of December 31, 2011, Buffets leased 86 properties from us, representing approximately 3.9% of our annualized rental revenue.  Buffets rejected the leases on seven of our properties.  Additionally, we have reached a preliminary agreement (subject to bankruptcy court approval) with Buffets regarding modifications to some of Buffets’ other leases with us.

In February 2012, we issued 14.95 million shares of 6.625% Monthly Income Class F cumulative redeemable preferred stock, including 1.95 million shares purchased by the underwriters upon the exercise of their overallotment option. The net proceeds of approximately $361.7 million from this issuance will be used to redeem the outstanding Class D preferred stock on March 1, 2012, repay borrowings under our acquisition credit facility and for other general corporate purposes.  Beginning February 15, 2017, the Class F preferred shares are redeemable at our option for $25.00 per share. The initial dividend of $0.1702257 per share will be paid on March 15, 2012, and will cover 37 days.  Thereafter, dividends of $0.1380208 per share will be paid monthly.

As a result of the issuance of our Class F preferred stock in February 2012, we paid off all outstanding credit facility borrowings on February 7, 2012.

In May 2012, we entered into a new $1 billion unsecured acquisition credit facility, which replaced our $425 million acquisition credit facility that was scheduled to expire in March 2014.  The initial term of the new credit facility expires in May 2016 and includes, at our option, a one-year extension.  Under this new credit facility, our current investment grade credit ratings provide for financing at LIBOR plus 1.075%, with a facility commitment fee of 0.175%, for all-in drawn pricing of 1.25% over LIBOR.

On September 6, 2012, we signed a definitive agreement with American Realty Capital Trust, Inc., or ARCT, under which we will acquire all of the outstanding shares of ARCT in a transaction valued at approximately $2.95 billion. With this acquisition, we will add approximately 500 properties to our portfolio.  The boards of directors of both companies have unanimously approved the acquisition. Following a shareholder vote by both companies, the transaction is expected to close during the fourth quarter of 2012 or early in the first quarter of 2013, although we cannot assure you that the transaction will close during that time or at all.  Under the terms of the agreement, ARCT shareholders will receive shares determined using a fixed exchange ratio of 0.2874 of our shares for each share of ARCT common stock that they own.

In October 2012, we issued $350 million in aggregate principal amount of 2.00% senior unsecured notes due January 2018, or the 2018 Notes, and $450 million in aggregate principal amount of 3.25% senior unsecured notes due October 2022, or the 2022 Notes.  The price to the investors for the 2018 Notes was 99.910% of the principal amount for an effective yield of 2.017% per annum.  The price to the investors for the 2022 Notes was 99.382% of the principal amount for an effective yield of 3.323% per annum.  The total net proceeds of approximately $790.7 million from these offerings were used to repay all outstanding borrowings under our acquisition credit facility, and the remaining proceeds will be used for general corporate purposes, which may include additional property acquisitions.

Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Schedule III - Real Estate and Accumulated Depreciation [Abstract]
Schedule III - Real Estate and Accumulated Depreciation

REALTY INCOME CORPORATION AND SUBSIDIARIES

SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Apparel Stores
Mesa	AZ	619,035	867,013	6,484	43,549	619,035	917,046	1,536,081	490,761		02/11/99	300
South Lake Tahoe	CA	3,110,000	3,176,091	None	None	3,110,000	3,176,091	6,286,091	153,511		10/22/10	300
Danbury	CT	1,096,861	6,217,688	70,819	56	1,096,861	6,288,563	7,385,424	3,594,048		09/30/97	300
Manchester	CT	771,660	3,653,539	1,661	161	771,660	3,655,361	4,427,021	2,016,077		03/26/98	300
Manchester	CT	1,250,464	5,917,037	3,555	None	1,250,464	5,920,592	7,171,056	3,265,459		03/26/98	300
Deerfield Beach	FL	3,160,000	4,832,848	None	None	3,160,000	4,832,848	7,992,848	233,588		10/22/10	300
Staten Island	NY	4,202,093	3,385,021	None	None	4,202,093	3,385,021	7,587,114	1,867,092		03/26/98	300
Dallas	TX	1,210,000	2,675,265	None	None	1,210,000	2,675,265	3,885,265	129,304		10/22/10	300
The Colony	TX	2,580,000	2,214,133	20,700	None	2,580,000	2,234,833	4,814,833	107,793		10/22/10	300

Automotive Collision Services
Denver	CO	480,348	525,270	None	None	480,348	525,270	1,005,618	32	In-progress	09/30/11	300
Highlands Ranch	CO	583,289	2,139,057	None	None	583,289	2,139,057	2,722,346	658,832	07/10/07	08/11/03	300
Littleton	CO	601,388	2,169,898	None	None	601,388	2,169,898	2,771,286	521,563	02/02/06	11/12/04	300
Parker	CO	868,768	2,101,248	None	None	868,768	2,101,248	2,970,016	653,832	02/20/04	07/03/03	300
Thornton	CO	693,323	1,896,616	None	128	693,323	1,896,744	2,590,067	532,338	10/05/04	10/15/03	300
Cumming	GA	661,624	1,822,363	None	None	661,624	1,822,363	2,483,987	599,673	09/18/03	12/31/02	300
Douglasville	GA	679,868	1,935,515	None	None	679,868	1,935,515	2,615,383	642,652	08/11/03	12/30/02	300
Morrow	GA	725,948	1,846,315	None	None	725,948	1,846,315	2,572,263	618,450	07/07/03	08/30/02	300
Peachtree City	GA	1,190,380	689,284	None	None	1,190,380	689,284	1,879,664	247,836	12/16/02	09/19/02	300
Roswell	GA	1,825,000	1,632,396	None	None	1,825,000	1,632,396	3,457,396	35	In-progress	08/10/11	300
Warner Robbins	GA	1,250,000	798,619	None	None	1,250,000	798,619	2,048,619	21	In-progress	09/01/11	300
Ham Lake	MN	192,610	1,930,958	None	None	192,610	1,930,958	2,123,568	544,099	07/01/04	10/31/03	300
Olive Branch	MS	350,000	1,965,718	None	None	350,000	1,965,718	2,315,718	39,448	06/29/11	11/02/10	300
Cary	NC	610,389	1,492,235	None	None	610,389	1,492,235	2,102,624	335,753		05/25/06	300
Durham	NC	680,969	1,323,140	None	24	680,969	1,323,164	2,004,133	297,724		05/25/06	300
Wilmington	NC	378,813	1,150,679	None	None	378,813	1,150,679	1,529,492	296,306	07/15/05	12/21/04	300
Bartlett	TN	648,526	1,960,733	None	None	648,526	1,960,733	2,609,259	552,495	08/03/04	10/27/03	300
Salt Lake City	UT	2,900,000	772,471	None	None	2,900,000	772,471	3,672,471	13	In-progress	10/11/11	300

Automotive Parts
Millbrook	AL	108,000	518,741	4,157	211	108,000	523,109	631,109	269,776	12/10/98	01/21/99	300
Montgomery	AL	254,465	502,350	10,819	295	254,465	513,464	767,929	275,520		06/30/98	300
Phoenix	AZ	231,000	513,057	None	None	231,000	513,057	744,057	494,505		11/09/87	300
Phoenix	AZ	222,950	495,178	None	102	222,950	495,280	718,230	438,459		11/02/89	300
Tucson	AZ	194,250	431,434	None	None	194,250	431,434	625,684	417,376		10/30/87	300
Grass Valley	CA	325,000	384,955	None	None	325,000	384,955	709,955	362,675		05/20/88	300
Sacramento	CA	210,000	466,419	None	127	210,000	466,546	676,546	449,679		11/25/87	300
Turlock	CA	222,250	493,627	None	None	222,250	493,627	715,877	474,017		12/30/87	300
Denver	CO	141,400	314,056	None	82	141,400	314,138	455,538	302,703		11/18/87	300
Denver	CO	315,000	699,623	None	211	315,000	699,834	1,014,834	659,544		05/16/88	300
Littleton	CO	252,925	561,758	None	181	252,925	561,939	814,864	535,560		02/12/88	300
Smyrna	DE	232,273	472,855	None	None	232,273	472,855	705,128	252,978		08/07/98	300
Deerfield Beach	FL	475,000	871,738	2,420	31,798	475,000	905,956	1,380,956	458,176		01/29/99	300
Merritt Island	FL	309,652	482,459	25,854	21,831	309,652	530,144	839,796	294,225		11/26/96	300
Atlanta	GA	652,551	763,360	None	45,476	652,551	808,836	1,461,387	405,701		12/18/98	300
Council Bluffs	IA	194,355	431,668	None	None	194,355	431,668	626,023	406,876		05/19/88	300
Lewiston	ID	138,950	308,612	None	None	138,950	308,612	447,562	299,662		09/16/87	300
Moscow	ID	117,250	260,417	None	None	117,250	260,417	377,667	252,865		09/14/87	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Peoria	IL	193,868	387,737	19,808	85	193,868	407,630	601,498	240,058		11/26/96	300
Brazil	IN	183,952	453,831	8,942	173	183,952	462,946	646,898	234,623		03/31/99	300
Muncie	IN	148,901	645,660	147,678	28,327	148,901	821,665	970,566	454,452		11/26/96	300
Plainfield	IN	453,645	908,485	42,619	47,114	453,645	998,218	1,451,863	508,762		01/30/98	300
Princeton	IN	134,209	560,113	None	211	134,209	560,324	694,533	286,723		03/31/99	300
Vincennes	IN	185,312	489,779	None	173	185,312	489,952	675,264	250,740		03/31/99	300
Kansas City	KS	222,000	455,881	18,738	146	222,000	474,765	696,765	438,402		05/16/88	300
Alma	MI	155,000	600,282	13,902	122	155,000	614,306	769,306	303,640	04/29/99	02/10/99	300
Lansing	MI	265,000	574,931	100,951	209	265,000	676,091	941,091	328,024	04/30/99	12/03/98	300
Sturgis	MI	109,558	550,274	10,272	None	109,558	560,546	670,104	287,336		12/30/98	300
Batesville	MS	190,124	485,670	None	168	190,124	485,838	675,962	261,475		07/27/98	300
Horn Lake	MS	142,702	514,779	None	211	142,702	514,990	657,692	279,040		06/30/98	300
Richland	MS	243,565	558,645	10,302	211	243,565	569,158	812,723	270,199		12/21/99	300
Missoula	MT	163,100	362,249	None	None	163,100	362,249	525,349	350,446		10/30/87	300
Omaha	NE	196,000	435,321	None	None	196,000	435,321	631,321	410,320		05/26/88	300
Omaha	NE	199,100	412,042	None	None	199,100	412,042	611,142	388,211		05/27/88	300
Rio Rancho	NM	211,577	469,923	None	None	211,577	469,923	681,500	447,915		02/26/88	300
Las Vegas	NV	161,000	357,585	260,000	None	161,000	617,585	778,585	475,934		10/29/87	300
Canton	OH	396,560	597,553	None	25,682	396,560	623,235	1,019,795	323,568		08/14/98	300
Hamilton	OH	183,000	515,727	2,941	122	183,000	518,790	701,790	263,766	04/07/99	12/03/98	300
Albany	OR	152,250	338,153	None	None	152,250	338,153	490,403	329,562		08/24/87	300
Beaverton	OR	210,000	466,419	None	None	210,000	466,419	676,419	454,568		08/26/87	300
Portland	OR	190,750	423,664	None	None	190,750	423,664	614,414	412,899		08/12/87	300
Portland	OR	147,000	326,493	None	None	147,000	326,493	473,493	318,197		08/26/87	300
Salem	OR	136,500	303,170	None	None	136,500	303,170	439,670	295,467		08/20/87	300
Butler	PA	339,929	633,078	20,558	230	339,929	653,866	993,795	348,575		08/07/98	300
Dover	PA	265,112	593,341	None	None	265,112	593,341	858,453	321,392		06/30/98	300
Enola	PA	220,228	546,026	11,416	172	220,228	557,614	777,842	287,698		11/10/98	300
Hanover	PA	132,500	719,511	None	232	132,500	719,743	852,243	356,468	07/26/99	05/13/99	300
Harrisburg	PA	283,417	352,473	None	172	283,417	352,645	636,062	187,409		09/30/98	300
Harrisburg	PA	327,781	608,291	7,138	172	327,781	615,601	943,382	330,061		06/30/98	300
Lancaster	PA	199,899	774,838	24,235	None	199,899	799,073	998,972	424,151		08/14/98	300
New Castle	PA	180,009	525,774	91,802	230	180,009	617,806	797,815	291,004		06/30/98	300
Reading	PA	378,961	658,879	9,928	202	378,961	669,009	1,047,970	338,151	06/09/99	12/04/98	300
Columbia	TN	273,120	431,716	None	211	273,120	431,927	705,047	216,713		06/30/99	300
Bellevue	WA	185,500	411,997	None	107	185,500	412,104	597,604	401,536		08/06/87	300
Bellingham	WA	168,000	373,133	None	107	168,000	373,240	541,240	363,659		08/20/87	300
Hazel Dell	WA	168,000	373,135	None	None	168,000	373,135	541,135	351,332		05/23/88	300
Kenmore	WA	199,500	443,098	None	107	199,500	443,205	642,705	431,847		08/20/87	300
Kent	WA	199,500	443,091	None	107	199,500	443,198	642,698	431,840		08/06/87	300
Lakewood	WA	191,800	425,996	None	107	191,800	426,103	617,903	415,179		08/18/87	300
Moses Lake	WA	138,600	307,831	None	107	138,600	307,938	446,538	300,018		08/12/87	300
Renton	WA	185,500	412,003	None	107	185,500	412,110	597,610	400,062		09/15/87	300
Seattle	WA	162,400	360,697	None	107	162,400	360,804	523,204	351,540		08/20/87	300
Silverdale	WA	183,808	419,777	None	107	183,808	419,884	603,692	407,610		09/16/87	300
Tacoma	WA	196,000	435,324	None	107	196,000	435,431	631,431	421,147		10/15/87	300
Vancouver	WA	180,250	400,343	None	None	180,250	400,343	580,593	390,171		08/20/87	300
Wenatchee	WA	148,400	329,602	None	107	148,400	329,709	478,109	321,235		08/25/87	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Automotive Service
Flagstaff	AZ	144,821	417,485	None	None	144,821	417,485	562,306	222,939	04/11/02	08/29/97	300
Mesa	AZ	210,620	475,072	None	None	210,620	475,072	685,692	182,899		05/14/02	300
Phoenix	AZ	384,608	279,824	None	None	384,608	279,824	664,432	107,730		05/14/02	300
Phoenix	AZ	189,341	546,984	None	110	189,341	547,094	736,435	210,674		05/14/02	300
Sierra Vista	AZ	175,114	345,508	None	None	175,114	345,508	520,622	133,019		05/14/02	300
Tucson	AZ	226,596	437,972	None	None	226,596	437,972	664,568	168,617		05/14/02	300
Tucson	AZ	287,369	533,684	None	None	287,369	533,684	821,053	38,247		03/25/10	300
Bakersfield	CA	65,165	206,927	None	None	65,165	206,927	272,092	79,665		05/14/02	300
Chula Vista	CA	313,293	409,654	None	None	313,293	409,654	722,947	256,033	05/01/96	01/19/96	300
Dublin	CA	415,620	1,153,928	None	None	415,620	1,153,928	1,569,548	444,260		05/14/02	300
Folsom	CA	471,813	325,610	None	None	471,813	325,610	797,423	125,358		05/14/02	300
Indio	CA	264,956	265,509	None	None	264,956	265,509	530,465	102,219		05/14/02	300
Los Angeles	CA	580,446	158,876	None	None	580,446	158,876	739,322	61,165		05/14/02	300
Oxnard	CA	186,980	198,236	None	None	186,980	198,236	385,216	76,319		05/14/02	300
Simi Valley	CA	213,920	161,012	None	None	213,920	161,012	374,932	61,988		05/14/02	300
Vacaville	CA	358,067	284,931	None	None	358,067	284,931	642,998	109,696		05/14/02	300
Aurora	CO	231,314	430,495	None	115	231,314	430,610	661,924	73,936		09/04/07	300
Broomfield	CO	154,930	503,626	None	135	154,930	503,761	658,691	309,768	08/22/96	03/15/96	300
Denver	CO	239,024	444,785	None	115	239,024	444,900	683,924	76,389		09/04/07	300
Denver	CO	79,717	369,587	None	128	79,717	369,715	449,432	369,685		10/08/85	300
Lakewood	CO	70,422	132,296	None	None	70,422	132,296	202,718	22,711		09/04/07	300
Longmont	CO	87,385	163,169	None	115	87,385	163,284	250,669	28,045		09/04/07	300
Thornton	CO	276,084	415,464	None	115	276,084	415,579	691,663	248,463	12/31/96	10/31/96	300
Hartford	CT	248,540	482,460	2,114	31	248,540	484,605	733,145	295,135		09/30/96	300
Southington	CT	225,882	672,910	None	172	225,882	673,082	898,964	391,305		06/06/97	300
Vernon	CT	81,529	300,518	None	None	81,529	300,518	382,047	114,698		06/27/02	300
Jacksonville	FL	76,585	355,066	6,980	420	76,585	362,466	439,051	357,861		12/23/85	300
Lauderdale Lakes	FL	65,987	305,931	None	79	65,987	306,010	371,997	305,956		02/19/86	300
Miami Gardens	FL	163,239	262,726	None	None	163,239	262,726	425,965	100,274		06/27/02	300
Orange City	FL	99,613	139,008	None	None	99,613	139,008	238,621	53,516		05/14/02	300
Seminole	FL	68,000	315,266	None	None	68,000	315,266	383,266	315,266		12/23/85	300
Sunrise	FL	80,253	372,070	None	None	80,253	372,070	452,323	372,070		02/14/86	300
Tampa	FL	70,000	324,538	None	None	70,000	324,538	394,538	324,538		12/27/85	300
Tampa	FL	67,000	310,629	None	None	67,000	310,629	377,629	310,629		12/27/85	300
Tampa	FL	86,502	401,041	None	79	86,502	401,120	487,622	401,067		07/23/86	300
Atlanta	GA	309,474	574,737	None	None	309,474	574,737	884,211	41,190		03/25/10	300
Bogart	GA	66,807	309,733	None	None	66,807	309,733	376,540	309,733		12/20/85	300
Douglasville	GA	214,771	129,519	None	None	214,771	129,519	344,290	49,863		05/14/02	300
Duluth	GA	290,842	110,056	None	None	290,842	110,056	400,898	42,369		05/14/02	300
Duluth	GA	222,275	316,925	None	84	222,275	317,009	539,284	177,399	10/24/97	06/20/97	300
Gainesville	GA	53,589	248,452	None	None	53,589	248,452	302,041	248,452		12/19/85	300
Kennesaw	GA	266,865	139,425	None	None	266,865	139,425	406,290	53,677		05/14/02	300
Marietta	GA	69,561	346,024	None	281	69,561	346,305	415,866	346,118		06/03/86	300
Marietta	GA	60,900	293,461	67,871	499	60,900	361,831	422,731	308,514		12/26/85	300
Norcross	GA	244,124	151,831	None	None	244,124	151,831	395,955	58,453		05/14/02	300
Norcross	GA	503,773	937,121	39,032	21,600	503,773	997,753	1,501,526	209,273		11/22/06	300
Riverdale	GA	58,444	270,961	None	None	58,444	270,961	329,405	270,961		01/15/86	300
Rome	GA	56,454	261,733	None	None	56,454	261,733	318,187	261,733		12/19/85	300
Snellville	GA	253,316	132,124	None	None	253,316	132,124	385,440	50,866		05/14/02	300
Tucker	GA	78,646	364,625	None	9,589	78,646	374,214	452,860	368,887		12/18/85	300
Arlington Hts	IL	441,437	215,983	None	None	441,437	215,983	657,420	83,152		05/14/02	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Chicago	IL	329,076	255,294	None	None	329,076	255,294	584,370	98,286		05/14/02	300
Round Lake Beach	IL	472,132	236,585	None	None	472,132	236,585	708,717	91,083		05/14/02	300
Westchester	IL	421,239	184,812	None	None	421,239	184,812	606,051	71,151		05/14/02	300
Anderson	IN	232,170	385,661	None	85	232,170	385,746	617,916	216,619		12/19/97	300
Indianapolis	IN	231,384	428,307	None	130	231,384	428,437	659,821	262,016		09/27/96	300
Michigan City	IN	392,638	297,650	(3,065)	None	389,573	297,650	687,223	114,594		05/14/02	300
Warsaw	IN	140,893	228,116	None	None	140,893	228,116	369,009	87,823		05/14/02	300
Olathe	KS	217,995	367,055	None	21	217,995	367,076	585,071	214,726	04/22/97	11/11/96	300
Topeka	KS	32,022	60,368	None	None	32,022	60,368	92,390	10,363		09/04/07	300
Louisville	KY	56,054	259,881	None	None	56,054	259,881	315,935	259,881		12/17/85	300
Newport	KY	323,511	289,017	None	85	323,511	289,102	612,613	165,169		09/17/97	300
Billerica	MA	399,043	462,240	None	172	399,043	462,412	861,455	271,860		04/02/97	300
East Falmouth	MA	191,302	340,539	None	None	191,302	340,539	531,841	131,106		05/14/02	300
East Wareham	MA	149,680	278,669	None	None	149,680	278,669	428,349	107,285		05/14/02	300
Fairhaven	MA	138,957	289,294	None	None	138,957	289,294	428,251	111,376		05/14/02	300
Gardner	MA	138,990	289,361	None	None	138,990	289,361	428,351	111,402		05/14/02	300
Hyannis	MA	180,653	458,522	None	None	180,653	458,522	639,175	175,003		06/27/02	300
Lenox	MA	287,769	535,273	None	232	287,769	535,505	823,274	274,021		03/31/99	300
Newburyport	MA	274,698	466,449	None	None	274,698	466,449	741,147	178,028		06/27/02	300
North Reading	MA	180,546	351,161	None	None	180,546	351,161	531,707	135,195		05/14/02	300
Orleans	MA	138,212	394,065	None	None	138,212	394,065	532,277	151,713		05/14/02	300
Aberdeen	MD	223,617	225,605	None	None	223,617	225,605	449,222	86,106		06/27/02	300
Bethesda	MD	282,717	525,928	None	None	282,717	525,928	808,645	90,284		09/04/07	300
Capital Heights	MD	547,173	219,979	(12,319)	None	534,854	219,979	754,833	84,688		05/14/02	300
Clinton	MD	70,880	328,620	11,440	None	70,880	340,060	410,940	331,957		11/15/85	300
Lexington Park	MD	111,396	335,288	(7,600)	None	103,796	335,288	439,084	129,082		05/14/02	300
Kalamazoo	MI	391,745	296,975	(2,196)	None	389,549	296,975	686,524	114,334		05/14/02	300
Portage	MI	402,409	286,441	(2,112)	None	400,297	286,441	686,738	110,278		05/14/02	300
Southfield	MI	275,952	350,765	None	None	275,952	350,765	626,717	135,043		05/14/02	300
Troy	MI	214,893	199,299	None	None	214,893	199,299	414,192	76,728		05/14/02	300
St. Cloud	MN	203,338	258,626	None	None	203,338	258,626	461,964	98,709		06/27/02	300
Independence	MO	297,641	233,152	None	None	297,641	233,152	530,793	140,280		12/20/96	300
Asheville	NC	441,746	242,565	None	None	441,746	242,565	684,311	93,386		05/14/02	300
Concord	NC	237,688	357,976	None	None	237,688	357,976	595,664	192,796		11/05/97	300
Durham	NC	354,676	361,203	3,400	168	354,676	364,771	719,447	209,923	08/29/97	03/31/97	300
Durham	NC	55,074	255,336	None	1,490	55,074	256,826	311,900	256,042		11/13/85	300
Fayetteville	NC	224,326	257,733	None	205	224,326	257,938	482,264	144,927		12/03/97	300
Greensboro	NC	286,068	244,606	None	None	286,068	244,606	530,674	94,165		05/14/02	300
Matthews	NC	295,580	338,472	10,000	13,703	295,580	362,175	657,755	191,648	08/28/98	02/27/98	300
Pineville	NC	254,460	355,630	None	358	254,460	355,988	610,448	203,471	08/28/97	04/16/97	300
Raleigh	NC	89,145	413,301	None	None	89,145	413,301	502,446	413,301		10/28/85	300
Raleigh	NC	398,694	263,621	None	None	398,694	263,621	662,315	149,789		10/01/97	300
Salisbury	NC	235,614	150,592	None	None	235,614	150,592	386,206	57,976		05/14/02	300
Fargo	ND	53,973	100,262	None	None	53,973	100,262	154,235	17,212		09/04/07	300
Lincoln	NE	337,138	316,958	None	None	337,138	316,958	654,096	122,026		05/14/02	300
Scotts Bluff	NE	33,307	63,355	None	None	33,307	63,355	96,662	10,876		09/04/07	300
Cherry Hill	NJ	463,808	862,240	None	None	463,808	862,240	1,326,048	148,018		09/04/07	300
Edison	NJ	448,936	238,773	None	None	448,936	238,773	687,709	91,924		05/14/02	300
Glassboro	NJ	182,013	312,480	None	None	182,013	312,480	494,493	119,263		06/27/02	300
Hamilton Square	NJ	422,477	291,555	None	None	422,477	291,555	714,032	112,245		05/14/02	300
Hamilton Township	NJ	265,238	298,167	None	None	265,238	298,167	563,405	114,791		05/14/02	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Pleasantville	NJ	77,105	144,693	None	None	77,105	144,693	221,798	24,839		09/04/07	300
Randolph	NJ	452,629	390,163	None	None	452,629	390,163	842,792	150,210		05/14/02	300
Westfield	NJ	705,337	288,720	None	None	705,337	288,720	994,057	111,153		05/14/02	300
Woodbury	NJ	212,788	320,283	None	None	212,788	320,283	533,071	123,305		05/14/02	300
Albuquerque	NM	231,553	430,026	None	None	231,553	430,026	661,579	30,819		03/25/10	300
Las Vegas	NV	326,879	359,101	None	None	326,879	359,101	685,980	138,252		05/14/02	300
Las Vegas	NV	316,441	369,768	None	None	316,441	369,768	686,209	142,359		05/14/02	300
Las Vegas	NV	252,169	562,715	None	None	252,169	562,715	814,884	216,643		05/14/02	300
Sparks	NV	326,813	306,311	None	None	326,813	306,311	633,124	117,928		05/14/02	300
Albion	NY	170,589	317,424	None	None	170,589	317,424	488,013	162,407		03/31/99	300
Bethpage	NY	334,120	621,391	None	None	334,120	621,391	955,511	106,672		09/04/07	300
Commack	NY	400,427	744,533	None	None	400,427	744,533	1,144,960	127,811		09/04/07	300
Dansville	NY	181,664	337,991	None	None	181,664	337,991	519,655	172,931		03/31/99	300
East Amherst	NY	260,708	484,788	None	156	260,708	484,944	745,652	248,112		03/31/99	300
East Syracuse	NY	250,609	466,264	None	156	250,609	466,420	717,029	238,631		03/31/99	300
Freeport	NY	134,828	251,894	None	None	134,828	251,894	386,722	43,242		09/04/07	300
Johnson City	NY	242,863	451,877	None	156	242,863	452,033	694,896	231,269		03/31/99	300
Queens Village	NY	242,775	451,749	None	None	242,775	451,749	694,524	77,550		09/04/07	300
Riverhead	NY	143,929	268,795	None	None	143,929	268,795	412,724	46,143		09/04/07	300
Wellsville	NY	161,331	300,231	None	None	161,331	300,231	461,562	153,610		03/31/99	300
West Amherst	NY	268,692	499,619	None	156	268,692	499,775	768,467	255,700		03/31/99	300
Akron	OH	139,126	460,334	None	114	139,126	460,448	599,574	263,135		09/18/97	300
Beaver Creek	OH	349,091	251,127	None	None	349,091	251,127	600,218	73,245		09/17/04	300
Beavercreek	OH	205,000	492,538	None	None	205,000	492,538	697,538	291,418	02/13/97	09/09/96	300
Canal Winchester	OH	443,751	825,491	None	None	443,751	825,491	1,269,242	296,846	12/19/02	08/21/02	300
Centerville	OH	305,000	420,448	None	None	305,000	420,448	725,448	259,977	07/24/96	06/28/96	300
Cincinnati	OH	211,185	392,210	None	None	211,185	392,210	603,395	127,468		11/03/03	300
Cincinnati	OH	305,556	244,662	None	None	305,556	244,662	550,218	71,359		09/17/04	300
Cincinnati	OH	589,286	160,932	None	None	589,286	160,932	750,218	46,938		09/17/04	300
Cincinnati	OH	159,375	265,842	None	None	159,375	265,842	425,217	77,537		09/17/04	300
Cincinnati	OH	350,000	300,217	None	None	350,000	300,217	650,217	84,561		12/20/04	300
Cincinnati	OH	293,005	0	None	85	293,005	85	293,090	3		09/17/97	300
Cleveland	OH	215,111	216,517	None	None	215,111	216,517	431,628	82,637		06/27/02	300
Columbus	OH	71,098	329,627	None	None	71,098	329,627	400,725	329,627		10/02/85	300
Columbus	OH	75,761	351,247	None	None	75,761	351,247	427,008	351,247		10/24/85	300
Columbus	OH	432,110	386,553	None	None	432,110	386,553	818,663	133,360		05/27/03	300
Columbus	OH	466,696	548,133	None	None	466,696	548,133	1,014,829	189,105		05/27/03	300
Columbus	OH	337,679	272,484	None	None	337,679	272,484	610,163	79,474		09/17/04	300
Columbus	OH	190,000	260,162	None	None	190,000	260,162	450,162	75,880		09/17/04	300
Columbus	OH	371,429	278,734	None	None	371,429	278,734	650,163	81,297		09/17/04	300
Columbus	OH	214,737	85,425	24,485	118	214,737	110,028	324,765	29,892		09/17/04	300
Cuyahoga Falls	OH	253,750	271,400	None	None	253,750	271,400	525,150	79,158		09/17/04	300
Dayton	OH	70,000	324,538	None	122	70,000	324,660	394,660	324,615		10/31/85	300
Dublin	OH	437,887	428,046	None	None	437,887	428,046	865,933	147,675		05/27/03	300
Eastlake	OH	321,347	459,774	None	209	321,347	459,983	781,330	295,124		12/22/95	300
Fairfield	OH	323,408	235,024	None	85	323,408	235,109	558,517	134,300		09/17/97	300
Fairlawn	OH	280,000	270,150	None	None	280,000	270,150	550,150	78,793		09/17/04	300
Findlay	OH	283,515	397,004	None	114	283,515	397,118	680,633	223,003		12/24/97	300
Hamilton	OH	252,608	413,279	None	None	252,608	413,279	665,887	240,387	03/31/97	10/04/96	300
Huber Heights	OH	282,000	449,381	None	None	282,000	449,381	731,381	268,879	12/03/96	07/18/96	300
Lima	OH	241,132	114,085	None	None	241,132	114,085	355,217	33,275		09/17/04	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Marion	OH	100,000	275,162	None	None	100,000	275,162	375,162	77,504		12/20/04	300
Mason	OH	310,990	405,373	None	None	310,990	405,373	716,363	139,853		05/27/03	300
Middleburg Hghts	OH	317,308	307,842	None	None	317,308	307,842	625,150	89,787		09/17/04	300
Milford	OH	353,324	269,997	(36,723)	85	314,484	272,199	586,683	154,354		09/18/97	300
Mt. Vernon	OH	216,115	375,357	None	114	216,115	375,471	591,586	210,841		12/30/97	300
Norwalk	OH	200,205	366,000	None	114	200,205	366,114	566,319	205,584		12/19/97	300
Parma	OH	268,966	381,184	None	None	268,966	381,184	650,150	111,178		09/17/04	300
Reynoldsburg	OH	267,750	497,371	None	None	267,750	497,371	765,121	145,067		09/15/04	300
Reynoldsburg	OH	374,000	176,162	None	None	374,000	176,162	550,162	51,380		09/17/04	300
S. Euclid	OH	337,593	451,944	None	None	337,593	451,944	789,537	155,921		05/27/03	300
Sandusky	OH	264,708	404,011	None	343	264,708	404,354	669,062	227,118		12/19/97	300
Solon	OH	794,305	222,797	None	None	794,305	222,797	1,017,102	76,865		05/27/03	300
Springboro	OH	191,911	522,902	None	None	191,911	522,902	714,813	309,225		03/07/97	300
Springfield	OH	320,000	280,217	None	None	320,000	280,217	600,217	81,730		09/17/04	300
Springfield	OH	189,091	136,127	None	None	189,091	136,127	325,218	39,703		09/17/04	300
Stow	OH	310,000	415,150	None	None	310,000	415,150	725,150	121,085		09/17/04	300
Toledo	OH	120,000	230,217	None	None	120,000	230,217	350,217	67,146		09/17/04	300
Toledo	OH	320,000	280,217	None	None	320,000	280,217	600,217	81,730		09/17/04	300
Toledo	OH	250,000	530,217	None	None	250,000	530,217	780,217	154,646		09/17/04	300
Toledo	OH	250,000	175,217	None	25	250,000	175,242	425,242	51,120		09/17/04	300
West Chester	OH	446,449	768,644	None	None	446,449	768,644	1,215,093	259,162	06/27/03	03/11/03	300
Zanesville	OH	125,000	300,162	None	None	125,000	300,162	425,162	87,547		09/17/04	300
Midwest City	OK	106,312	333,551	None	None	106,312	333,551	439,863	178,531	08/06/98	08/08/97	300
Oklahoma City	OK	143,655	295,422	None	None	143,655	295,422	439,077	162,005	03/06/98	07/29/97	300
Tulsa	OK	133,648	249,702	None	None	133,648	249,702	383,350	42,865		09/04/07	300
Portland	OR	251,499	345,952	None	None	251,499	345,952	597,451	128,001		09/26/02	300
Salem	OR	337,711	253,855	None	None	337,711	253,855	591,566	97,732		05/14/02	300
Bethel Park	PA	299,595	331,264	None	114	299,595	331,378	630,973	186,083		12/19/97	300
Bethlehem	PA	229,162	310,526	None	172	229,162	310,698	539,860	174,415		12/24/97	300
Bethlehem	PA	275,328	389,067	None	629	275,328	389,696	665,024	218,963		12/19/97	300
Bridgeville	PA	275,000	375,150	None	None	275,000	375,150	650,150	109,418		09/17/04	300
Coraopolis	PA	225,000	375,150	None	None	225,000	375,150	600,150	109,418		09/17/04	300
Harrisburg	PA	131,529	220,317	(2,515)	None	129,014	220,317	349,331	84,818		05/14/02	300
Monroeville	PA	275,000	250,150	None	None	275,000	250,150	525,150	72,960		09/17/04	300
Philadelphia	PA	858,500	877,744	2,319	1,701	858,500	881,764	1,740,264	627,677	05/19/95	12/05/94	300
Pittsburgh	PA	378,715	685,374	None	None	378,715	685,374	1,064,089	251,658	08/22/02	01/17/02	300
Pittsburgh	PA	219,938	408,466	None	None	219,938	408,466	628,404	132,752		11/03/03	300
Pittsburgh	PA	175,000	300,150	None	None	175,000	300,150	475,150	87,543		09/17/04	300
Pittsburgh	PA	243,750	406,400	None	None	243,750	406,400	650,150	118,533		09/17/04	300
Pittsburgh	PA	208,333	416,817	None	None	208,333	416,817	625,150	121,571		09/17/04	300
Pittsburgh	PA	121,429	303,721	None	None	121,429	303,721	425,150	88,585		09/17/04	300
Warminster	PA	323,847	216,999	(3,929)	None	319,918	216,999	536,917	83,541		05/14/02	300
Wexford	PA	284,375	240,775	None	None	284,375	240,775	525,150	70,226		09/17/04	300
York	PA	249,436	347,424	None	404	249,436	347,828	597,264	195,295		12/30/97	300
Charleston	SC	217,250	294,079	None	159	217,250	294,238	511,488	169,051	07/14/97	03/13/97	300
Columbia	SC	267,622	298,594	None	428	267,622	299,022	566,644	164,128	03/31/98	11/05/97	300
Greenville	SC	221,946	315,163	None	168	221,946	315,331	537,277	179,168	09/05/97	03/31/97	300
Lexington	SC	241,534	342,182	None	302	241,534	342,484	584,018	174,325		09/24/98	300
North Charleston	SC	174,980	341,466	5,875	5,413	174,980	352,754	527,734	188,569	08/06/98	03/12/98	300
Sioux Falls	SD	48,833	91,572	None	None	48,833	91,572	140,405	15,720		09/04/07	300
Brentwood	TN	305,546	505,728	None	None	305,546	505,728	811,274	282,357	03/13/98	05/28/97	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Hendersonville	TN	175,764	327,096	None	None	175,764	327,096	502,860	117,209		01/21/03	300
Hermitage	TN	204,296	172,695	None	None	204,296	172,695	376,991	66,486		05/14/02	300
Madison	TN	175,769	327,068	None	None	175,769	327,068	502,837	117,199		01/21/03	300
Memphis	TN	108,094	217,079	None	None	108,094	217,079	325,173	83,573		05/14/02	300
Memphis	TN	214,110	193,591	None	None	214,110	193,591	407,701	74,530		05/14/02	300
Memphis	TN	215,017	216,794	None	None	215,017	216,794	431,811	82,743		06/27/02	300
Murfreesboro	TN	150,411	215,528	None	None	150,411	215,528	365,939	82,976		05/14/02	300
Nashville	TN	342,960	227,440	None	None	342,960	227,440	570,400	129,970		09/17/97	300
Carrollton	TX	174,284	98,623	None	None	174,284	98,623	272,907	37,968		05/14/02	300
Carrolton	TX	177,041	199,088	None	None	177,041	199,088	376,129	76,647		05/14/02	300
Dallas	TX	234,604	325,951	12,719	15,373	234,604	354,043	588,647	201,254	08/09/96	02/19/96	300
Fort Worth	TX	83,530	111,960	None	None	83,530	111,960	195,490	43,103		05/14/02	300
Houston	TX	285,000	369,697	None	128	285,000	369,825	654,825	210,085	08/08/97	08/08/97	300
Humble	TX	257,169	325,652	None	None	257,169	325,652	582,821	125,374		05/14/02	300
Hurst	TX	373,084	871,163	23,096	None	373,084	894,259	1,267,343	476,364		07/29/98	300
Lake Jackson	TX	197,170	256,376	None	None	197,170	256,376	453,546	98,703		05/14/02	300
Lewisville	TX	130,238	207,683	None	None	130,238	207,683	337,921	79,266		06/27/02	300
Lewisville	TX	199,942	324,736	None	149	199,942	324,885	524,827	199,745	08/02/96	02/14/96	300
Mansfield	TX	420,000	780,000	None	None	420,000	780,000	1,200,000	55,900		03/25/10	300
Waco	TX	232,105	431,053	None	None	232,105	431,053	663,158	30,892		03/25/10	300
Wylie	TX	252,000	468,000	None	None	252,000	468,000	720,000	33,540		03/25/10	300
Richmond	VA	403,549	876,981	None	None	403,549	876,981	1,280,530	278,112	07/08/04	10/17/02	300
Roanoke	VA	349,628	322,545	None	153	349,628	322,698	672,326	181,194		12/19/97	300
Warrenton	VA	186,723	241,173	None	None	186,723	241,173	427,896	92,848		05/14/02	300
Bremerton	WA	261,172	373,080	None	2,621	261,172	375,701	636,873	225,488	03/19/97	07/24/96	300
Tacoma	WA	109,127	202,691	None	None	109,127	202,691	311,818	34,795		09/04/07	300
Milwaukee	WI	173,005	499,244	None	None	173,005	499,244	672,249	320,348		12/22/95	300
Milwaukee	WI	152,509	475,480	None	197	152,509	475,677	628,186	290,887		09/27/96	300
New Berlin	WI	188,491	466,268	None	375	188,491	466,643	655,134	299,354		12/22/95	300
Racine	WI	184,002	114,167	None	None	184,002	114,167	298,169	43,953		05/14/02	300

Automotive Tire Services
Athens	AL	760,031	1,413,494	None	None	760,031	1,413,494	2,173,525	289,762		11/22/06	300
Auburn	AL	660,210	1,228,112	None	500	660,210	1,228,612	1,888,822	252,034		11/22/06	300
Birmingham	AL	635,111	1,180,909	None	500	635,111	1,181,409	1,816,520	242,357		11/22/06	300
Daphne	AL	876,139	1,629,123	None	500	876,139	1,629,623	2,505,762	334,241		11/22/06	300
Decatur	AL	635,111	1,181,499	None	500	635,111	1,181,999	1,817,110	242,478		11/22/06	300
Dothan	AL	455,651	565,343	None	None	455,651	565,343	1,020,994	71,227	10/17/08	06/10/08	300
Foley	AL	870,031	1,617,357	None	500	870,031	1,617,857	2,487,888	331,829		11/22/06	300
Gardendale	AL	610,055	1,134,554	None	500	610,055	1,135,054	1,745,109	232,295		11/22/06	300
Hoover	AL	504,396	938,299	None	None	504,396	938,299	1,442,695	192,347		11/22/06	300
Hoover	AL	620,270	1,153,493	None	None	620,270	1,153,493	1,773,763	236,462		11/22/06	300
Huntsville	AL	635,111	1,181,499	None	None	635,111	1,181,499	1,816,610	242,203		11/22/06	300
Huntsville	AL	499,843	929,863	None	500	499,843	930,363	1,430,206	190,893		11/22/06	300
Madison	AL	635,111	1,181,532	None	None	635,111	1,181,532	1,816,643	242,210		11/22/06	300
Mobile	AL	635,111	1,181,499	None	None	635,111	1,181,499	1,816,610	242,203		11/22/06	300
Mobile	AL	525,750	977,810	None	None	525,750	977,810	1,503,560	200,447		11/22/06	300
Montgomery	AL	544,181	654,046	None	500	544,181	654,546	1,198,727	93,574		01/24/08	300
Orange Beach	AL	630,244	1,172,036	None	500	630,244	1,172,536	1,802,780	240,538		11/22/06	300
Pelham	AL	635,111	1,180,909	None	None	635,111	1,180,909	1,816,020	242,083		11/22/06	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Phenix City	AL	630,244	1,172,024	None	500	630,244	1,172,524	1,802,768	240,536		11/22/06	300
Tucson	AZ	178,297	396,004	None	None	178,297	396,004	574,301	345,954		01/19/90	300
Arvada	CO	301,489	931,092	None	None	301,489	931,092	1,232,581	414,374	09/22/00	11/18/99	300
Aurora	CO	221,691	492,382	None	None	221,691	492,382	714,073	430,151		01/29/90	300
Aurora	CO	353,283	1,135,051	None	None	353,283	1,135,051	1,488,334	490,000	01/03/01	03/10/00	300
Colorado Springs	CO	280,193	622,317	None	None	280,193	622,317	902,510	543,663		01/23/90	300
Colorado Springs	CO	192,988	433,542	None	None	192,988	433,542	626,530	331,276		05/20/93	300
Denver	CO	688,292	1,331,224	None	None	688,292	1,331,224	2,019,516	479,016	01/10/03	05/30/02	300
Westminster	CO	526,620	1,099,523	None	None	526,620	1,099,523	1,626,143	474,662	01/12/01	01/18/00	300
Destin	FL	1,034,411	1,922,591	None	None	1,034,411	1,922,591	2,957,002	394,127		11/22/06	300
Ft. Walton Bch	FL	635,111	1,181,032	None	500	635,111	1,181,532	1,816,643	242,383		11/22/06	300
Ft. Walton Bch	FL	635,111	1,181,032	None	500	635,111	1,181,532	1,816,643	242,383		11/22/06	300
Lakeland	FL	500,000	645,402	None	None	500,000	645,402	1,145,402	343,327	06/04/98	12/31/97	300
Milton	FL	635,111	1,181,145	None	None	635,111	1,181,145	1,816,256	242,131		11/22/06	300
Niceville	FL	920,803	1,711,621	None	None	920,803	1,711,621	2,632,424	350,878		11/22/06	300
Orlando	FL	630,244	1,172,023	None	None	630,244	1,172,023	1,802,267	240,261		11/22/06	300
Orlando	FL	635,111	1,181,076	None	500	635,111	1,181,576	1,816,687	242,391		11/22/06	300
Oviedo	FL	971,996	1,806,780	None	None	971,996	1,806,780	2,778,776	370,386		11/22/06	300
Pace	FL	630,244	1,171,993	None	500	630,244	1,172,493	1,802,737	240,530		11/22/06	300
Panama City	FL	635,111	1,181,076	None	500	635,111	1,181,576	1,816,687	242,391		11/22/06	300
Pensacola	FL	635,111	1,181,063	None	None	635,111	1,181,063	1,816,174	242,114		11/22/06	300
Pensacola	FL	588,305	1,094,130	None	None	588,305	1,094,130	1,682,435	224,293		11/22/06	300
Pensacola	FL	308,067	573,708	23,430	143	308,067	597,281	905,348	125,782		11/22/06	300
Sanford	FL	630,244	1,172,023	None	None	630,244	1,172,023	1,802,267	240,261		11/22/06	300
St. Cloud	FL	525,207	976,968	None	None	525,207	976,968	1,502,175	200,274		11/22/06	300
Tallahassee	FL	419,902	781,405	None	None	419,902	781,405	1,201,307	160,184		11/22/06	300
Tallahassee	FL	611,916	1,137,986	None	500	611,916	1,138,486	1,750,402	233,558		11/22/06	300
Tampa	FL	427,395	472,030	None	None	427,395	472,030	899,425	251,122	06/10/98	12/05/97	300
Union Park	FL	1,004,103	1,866,287	None	None	1,004,103	1,866,287	2,870,390	382,585		11/22/06	300
Alpharetta	GA	630,244	1,171,870	None	500	630,244	1,172,370	1,802,614	240,504		11/22/06	300
Atlanta	GA	55,840	258,889	1,750	7,080	55,840	267,719	323,559	259,010		11/27/85	300
Columbus	GA	630,244	1,171,988	None	None	630,244	1,171,988	1,802,232	240,253		11/22/06	300
Conyers	GA	531,935	1,180,296	None	None	531,935	1,180,296	1,712,231	458,034	03/28/02	11/13/01	300
Conyers	GA	635,111	1,181,027	None	None	635,111	1,181,027	1,816,138	242,106		11/22/06	300
Duluth	GA	638,509	1,186,594	None	None	638,509	1,186,594	1,825,103	385,639		11/29/03	300
Hiram	GA	635,111	1,181,017	None	None	635,111	1,181,017	1,816,128	242,104		11/22/06	300
Kennesaw	GA	519,903	967,180	None	None	519,903	967,180	1,487,083	198,268		11/22/06	300
Lawrenceville	GA	635,111	1,181,137	None	500	635,111	1,181,637	1,816,748	242,404		11/22/06	300
Marietta	GA	500,293	930,657	None	None	500,293	930,657	1,430,950	190,781		11/22/06	300
McDonough	GA	635,111	1,181,032	None	500	635,111	1,181,532	1,816,643	242,383		11/22/06	300
Peachtree City	GA	625,316	1,162,827	None	None	625,316	1,162,827	1,788,143	238,375		11/22/06	300
Roswell	GA	515,617	959,138	None	None	515,617	959,138	1,474,755	196,619		11/22/06	300
Sandy Springs	GA	586,211	1,090,241	None	None	586,211	1,090,241	1,676,452	223,495		11/22/06	300
Stockbridge	GA	632,128	1,175,478	None	500	632,128	1,175,978	1,808,106	241,244		11/22/06	300
Aurora	IL	513,204	953,885	None	None	513,204	953,885	1,467,089	310,009		11/29/03	300
Joliet	IL	452,267	840,716	None	None	452,267	840,716	1,292,983	273,229		11/29/03	300
Lombard	IL	428,170	795,965	None	2,000	428,170	797,965	1,226,135	259,416		11/29/03	300
Niles	IL	366,969	682,306	None	None	366,969	682,306	1,049,275	221,745		11/29/03	300
Orland Park	IL	663,087	1,232,240	None	None	663,087	1,232,240	1,895,327	400,474		11/29/03	300
Vernon Hills	IL	524,948	975,668	None	None	524,948	975,668	1,500,616	317,088		11/29/03	300
West Dundee	IL	530,835	986,628	None	None	530,835	986,628	1,517,463	320,650		11/29/03	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Overland Park	KS	1,101,841	2,047,067	None	None	1,101,841	2,047,067	3,148,908	665,293		11/29/03	300
Winchester	KY	355,474	929,177	20,045	22,651	355,474	971,873	1,327,347	505,544		06/30/98	300
Allston	MA	576,505	1,071,520	None	None	576,505	1,071,520	1,648,025	348,239		11/29/03	300
Shrewsbury	MA	721,065	1,339,913	None	None	721,065	1,339,913	2,060,978	435,468		11/29/03	300
Waltham	MA	338,955	630,279	None	None	338,955	630,279	969,234	204,837		11/29/03	300
Weymouth	MA	752,234	1,397,799	None	None	752,234	1,397,799	2,150,033	454,280		11/29/03	300
Woburn	MA	676,968	1,258,018	None	None	676,968	1,258,018	1,934,986	408,852		11/29/03	300
Annapolis	MD	780,806	1,450,860	None	None	780,806	1,450,860	2,231,666	471,525		11/29/03	300
Bowie	MD	734,558	1,364,970	None	None	734,558	1,364,970	2,099,528	443,611		11/29/03	300
Capital Heights	MD	701,705	1,303,958	None	None	701,705	1,303,958	2,005,663	423,782		11/29/03	300
Germantown	MD	808,296	1,501,913	None	None	808,296	1,501,913	2,310,209	488,118		11/29/03	300
Waldorf	MD	427,033	793,854	None	None	427,033	793,854	1,220,887	257,998		11/29/03	300
Eagan	MN	902,443	845,536	None	None	902,443	845,536	1,747,979	452,387	06/19/98	02/20/98	300
Ferguson	MO	386,112	717,856	None	None	386,112	717,856	1,103,968	233,299		11/29/03	300
Grandview	MO	347,150	711,024	None	None	347,150	711,024	1,058,174	378,061	08/20/98	02/20/98	300
Independence	MO	721,020	1,339,829	None	None	721,020	1,339,829	2,060,849	435,440		11/29/03	300
Charlotte	NC	508,100	457,295	None	None	508,100	457,295	965,395	157,767		05/27/03	300
Charlotte	NC	181,662	338,164	None	None	181,662	338,164	519,826	109,899		11/29/03	300
Clemmons	NC	630,000	1,100,160	None	None	630,000	1,100,160	1,730,160	181,526		11/09/07	300
Jamestown	NC	650,000	857,823	None	None	650,000	857,823	1,507,823	141,541		11/09/07	300
Matthews	NC	489,063	909,052	None	None	489,063	909,052	1,398,115	295,438		11/29/03	300
Omaha	NE	253,128	810,922	None	None	253,128	810,922	1,064,050	398,752	07/22/99	03/04/99	300
Manchester	NH	722,532	1,342,636	None	None	722,532	1,342,636	2,065,168	436,353		11/29/03	300
Newington	NH	690,753	1,283,624	None	None	690,753	1,283,624	1,974,377	417,174		11/29/03	300
Salem	NH	597,833	1,111,059	None	None	597,833	1,111,059	1,708,892	361,090		11/29/03	300
Deptford	NJ	619,376	1,151,062	None	None	619,376	1,151,062	1,770,438	374,091		11/29/03	300
Maple Shade	NJ	508,285	944,750	None	None	508,285	944,750	1,453,035	307,040		11/29/03	300
Akron	OH	242,133	450,467	None	None	242,133	450,467	692,600	146,398		11/29/03	300
Cambridge	OH	103,368	192,760	None	None	103,368	192,760	296,128	62,643		11/29/03	300
Canton	OH	337,161	626,948	None	None	337,161	626,948	964,109	203,754		11/29/03	300
Cleveland	OH	582,107	1,081,848	None	None	582,107	1,081,848	1,663,955	351,597		11/29/03	300
Columbus	OH	385,878	717,422	None	None	385,878	717,422	1,103,300	233,158		11/29/03	300
Oklahoma City	OK	509,370	752,691	None	None	509,370	752,691	1,262,061	377,771	04/14/99	09/24/98	300
Oklahoma City	OK	404,815	771,625	None	None	404,815	771,625	1,176,440	387,254	04/09/99	10/16/98	300
Greensburg	PA	594,891	1,105,589	None	None	594,891	1,105,589	1,700,480	359,312		11/29/03	300
Lancaster	PA	431,050	801,313	None	None	431,050	801,313	1,232,363	260,423		11/29/03	300
Mechanicsburg	PA	455,854	847,377	None	None	455,854	847,377	1,303,231	275,393		11/29/03	300
Monroeville	PA	723,660	1,344,733	None	None	723,660	1,344,733	2,068,393	437,034		11/29/03	300
Philadelphia	PA	334,939	622,821	None	None	334,939	622,821	957,760	202,413		11/29/03	300
Pittsburgh	PA	384,756	715,339	None	None	384,756	715,339	1,100,095	232,481		11/29/03	300
York	PA	389,291	723,760	None	None	389,291	723,760	1,113,051	235,218		11/29/03	300
Columbia	SC	343,785	295,001	183,130	None	343,785	478,131	821,916	308,846	05/27/97	02/07/97	300
Sioux Falls	SD	332,979	498,108	None	None	332,979	498,108	831,087	266,502	06/01/99	02/27/98	300
Goodlettsville	TN	601,306	1,117,504	None	None	601,306	1,117,504	1,718,810	363,185		11/29/03	300
Hermitage	TN	560,443	1,011,799	None	None	560,443	1,011,799	1,572,242	380,907	10/15/01	05/09/01	300
Arlington	TX	599,558	1,114,256	None	None	599,558	1,114,256	1,713,814	362,129		11/29/03	300
Austin	TX	185,454	411,899	None	None	185,454	411,899	597,353	358,448		02/06/90	300
Austin	TX	710,485	1,320,293	None	None	710,485	1,320,293	2,030,778	429,090		11/29/03	300
Austin	TX	590,828	1,098,073	None	None	590,828	1,098,073	1,688,901	356,869		11/29/03	300
Austin	TX	569,909	1,059,195	None	None	569,909	1,059,195	1,629,104	344,234		11/29/03	300
Austin	TX	532,497	989,715	None	None	532,497	989,715	1,522,212	321,653		11/29/03	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Carrollton	TX	568,401	1,056,394	None	None	568,401	1,056,394	1,624,795	343,324		11/29/03	300
Conroe	TX	396,068	736,346	None	None	396,068	736,346	1,132,414	239,308		11/29/03	300
Dallas	TX	191,267	424,811	None	73	191,267	424,884	616,151	371,168		01/26/90	300
Fort Worth	TX	543,950	1,010,984	None	None	543,950	1,010,984	1,554,934	328,566		11/29/03	300
Garland	TX	242,887	539,461	None	None	242,887	539,461	782,348	471,279		01/19/90	300
Harlingen	TX	134,599	298,948	None	None	134,599	298,948	433,547	261,165		01/17/90	300
Houston	TX	151,018	335,417	None	None	151,018	335,417	486,435	293,024		01/25/90	300
Houston	TX	392,113	729,002	None	None	392,113	729,002	1,121,115	236,921		11/29/03	300
Houston	TX	1,030,379	1,914,353	None	None	1,030,379	1,914,353	2,944,732	622,161		11/29/03	300
Houston	TX	619,101	1,150,551	None	None	619,101	1,150,551	1,769,652	373,925		11/29/03	300
Houston	TX	642,495	1,193,997	None	None	642,495	1,193,997	1,836,492	388,045		11/29/03	300
Houston	TX	872,866	1,621,829	None	None	872,866	1,621,829	2,494,695	527,090		11/29/03	300
Humble	TX	612,414	1,138,132	None	None	612,414	1,138,132	1,750,546	369,889		11/29/03	300
Leon Valley	TX	178,221	395,834	None	None	178,221	395,834	574,055	345,805		01/17/90	300
Leon Valley	TX	529,967	985,046	None	None	529,967	985,046	1,515,013	320,135		11/29/03	300
Mesquite	TX	591,538	1,099,363	None	None	591,538	1,099,363	1,690,901	357,289		11/29/03	300
N. Richland Hills	TX	509,861	947,707	(189,562)	95	320,299	947,802	1,268,101	308,021		11/29/03	300
Pasadena	TX	107,391	238,519	None	None	107,391	238,519	345,910	208,373		01/24/90	300
Plano	TX	494,407	918,976	None	None	494,407	918,976	1,413,383	298,663		11/29/03	300
Plano	TX	187,564	417,157	700	None	187,564	417,857	605,421	364,255		01/18/90	300
Richardson	TX	555,188	1,031,855	None	None	555,188	1,031,855	1,587,043	335,349		11/29/03	300
San Antonio	TX	245,164	544,518	None	None	245,164	544,518	789,682	473,857		02/14/90	300
San Antonio	TX	688,249	1,278,967	None	None	688,249	1,278,967	1,967,216	415,660		11/29/03	300
Stafford	TX	706,786	1,313,395	None	None	706,786	1,313,395	2,020,181	426,849		11/29/03	300
Waco	TX	401,999	747,362	None	None	401,999	747,362	1,149,361	242,888		11/29/03	300
Webster	TX	600,261	1,115,563	None	None	600,261	1,115,563	1,715,824	362,554		11/29/03	300
Bountiful	UT	183,750	408,115	None	111	183,750	408,226	591,976	356,591		01/30/90	300
Alexandria	VA	542,791	1,008,832	None	None	542,791	1,008,832	1,551,623	327,866		11/29/03	300
Alexandria	VA	592,698	1,101,517	None	None	592,698	1,101,517	1,694,215	357,989		11/29/03	300
Chesapeake	VA	770,000	1,112,334	None	None	770,000	1,112,334	1,882,334	183,535		11/09/07	300
Lynchburg	VA	342,751	637,329	None	None	342,751	637,329	980,080	207,128		11/29/03	300
Virginia Beach	VA	780,000	1,026,384	None	None	780,000	1,026,384	1,806,384	169,353		11/09/07	300
Woodbridge	VA	774,854	1,439,806	None	None	774,854	1,439,806	2,214,660	467,933		11/29/03	300
Tacoma	WA	187,111	415,579	None	None	187,111	415,579	602,690	363,054		01/25/90	300
Brown Deer	WI	257,408	802,141	None	None	257,408	802,141	1,059,549	418,513	12/15/98	07/16/98	300
Delafield	WI	324,574	772,702	None	None	324,574	772,702	1,097,276	379,257	07/29/99	02/26/99	300
Madison	WI	452,630	811,977	None	None	452,630	811,977	1,264,607	429,051	10/20/98	04/07/98	300
Oak Creek	WI	420,465	852,408	None	None	420,465	852,408	1,272,873	450,415	08/07/98	03/20/98	300

Aviation
Dallas Fort Worth Airport	TX	0	37,503,886	None	None	0	37,503,886	37,503,886	809,251		06/20/11	300

Beverages
Calistoga	CA	12,677,285	2,750,715	None	None	12,677,285	2,750,715	15,428,000	173,313		06/25/10	300
Calistoga	CA	5,445,030	21,154,970	None	None	5,445,030	21,154,970	26,600,000	1,304,556		06/25/10	300
Calistoga	CA	6,039,131	1,576,869	None	None	6,039,131	1,576,869	7,616,000	97,240		06/25/10	300
Calistoga	CA	4,988,527	1,999,473	None	None	4,988,527	1,999,473	6,988,000	123,989		06/25/10	300
Calistoga	CA	8,146,907	2,067,093	None	None	8,146,907	2,067,093	10,214,000	127,471		06/25/10	300
Calistoga	CA	12,675,172	4,907,828	None	None	12,675,172	4,907,828	17,583,000	303,305		06/25/10	300
Calistoga	CA	45,184,528	10,437,472	None	None	45,184,528	10,437,472	55,622,000	645,364		06/25/10	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Calistoga	CA	10,630,191	5,580,929	None	None	10,630,191	5,580,929	16,211,120	232,804		12/15/10	300
Napa	CA	6,000,000	25,000,000	None	None	6,000,000	25,000,000	31,000,000	1,541,667		06/25/10	300
Napa	CA	11,253,989	2,846,011	None	None	11,253,989	2,846,011	14,100,000	176,880		06/25/10	300
Napa	CA	17,590,091	5,898,149	None	None	17,590,091	5,898,149	23,488,240	379,248		06/25/10	300
Napa	CA	10,777,485	390,515	None	None	10,777,485	390,515	11,168,000	21,582		09/17/10	300
Napa	CA	4,675,262	298,928	None	None	4,675,262	298,928	4,974,190	12,455		12/15/10	300
Napa	CA	6,860,862	524,117	None	None	6,860,862	524,117	7,384,979	874		12/15/11	300
Paicines	CA	12,058,127	1,607,783	None	None	12,058,127	1,607,783	13,665,910	87,143		12/15/10	300
St. Helena	CA	15,254,700	4,150,300	None	None	15,254,700	4,150,300	19,405,000	260,613		06/25/10	300
St. Helena	CA	23,471,336	6,589,664	None	None	23,471,336	6,589,664	30,061,000	408,820		06/25/10	300
Shreveport	LA	1,320,003	8,130,438	None	147	1,320,003	8,130,585	9,450,588	230,375		04/22/11	300

Book Stores
Tampa	FL	998,250	3,696,707	None	79	998,250	3,696,786	4,695,036	2,187,176		03/11/97	300

Business Services
Midland	TX	45,500	101,058	None	295	45,500	101,353	146,853	98,035		10/27/87	300

Child Care
Birmingham	AL	63,800	295,791	None	84	63,800	295,875	359,675	295,803		10/31/84	300
Avondale	AZ	242,723	1,129,139	None	None	242,723	1,129,139	1,371,862	566,538	04/20/99	07/28/98	300
Chandler	AZ	271,695	603,446	9,758	39	271,695	613,243	884,938	579,687		12/14/87	300
Chandler	AZ	291,720	647,923	None	171	291,720	648,094	939,814	622,289		12/11/87	300
Mesa	AZ	308,951	1,025,612	None	None	308,951	1,025,612	1,334,563	504,297	07/26/99	01/13/99	300
Phoenix	AZ	318,500	707,397	32,420	None	318,500	739,817	1,058,317	658,209		09/29/88	300
Phoenix	AZ	115,000	285,172	39,971	22,279	115,000	347,422	462,422	321,242		02/08/84	180
Phoenix	AZ	260,719	516,181	None	32,234	260,719	548,415	809,134	441,575		12/26/90	300
Scottsdale	AZ	291,993	648,529	None	171	291,993	648,700	940,693	622,875		12/14/87	300
Scottsdale	AZ	264,504	587,471	None	27,466	264,504	614,937	879,441	506,679		06/29/90	300
Tempe	AZ	292,200	648,989	None	16,613	292,200	665,602	957,802	622,716		03/10/88	300
Tucson	AZ	304,500	676,303	None	61	304,500	676,364	980,864	628,003		09/28/88	300
Tucson	AZ	283,500	546,878	None	254	283,500	547,132	830,632	507,930		09/29/88	300
Calabasas	CA	156,430	725,248	100,838	58,741	156,430	884,827	1,041,257	780,338		09/26/85	300
Carmichael	CA	131,035	607,507	43,568	None	131,035	651,075	782,110	609,648		08/22/86	300
Chino	CA	155,000	634,071	None	22	155,000	634,093	789,093	634,082		10/06/83	180
Chula Vista	CA	350,563	778,614	None	43,353	350,563	821,967	1,172,530	762,595		10/30/87	300
El Cajon	CA	157,804	731,621	2,540	44,802	157,804	778,963	936,767	732,418		12/19/85	300
Escondido	CA	276,286	613,638	5,000	44,389	276,286	663,027	939,313	608,130		12/31/87	300
Folsom	CA	281,563	625,363	None	46	281,563	625,409	906,972	605,068		10/23/87	300
Mission Viejo	CA	353,891	744,367	12,500	None	353,891	756,867	1,110,758	583,892		06/24/93	300
Oceanside	CA	145,568	674,889	17,000	None	145,568	691,889	837,457	681,999		12/23/85	300
Palmdale	CA	249,490	554,125	9,864	None	249,490	563,989	813,479	522,837		09/14/88	300
Rancho Cordova	CA	276,328	613,733	24,967	None	276,328	638,700	915,028	572,355		03/22/89	300
Rancho Cucamonga	CA	471,733	1,047,739	49,000	80	471,733	1,096,819	1,568,552	1,016,796		12/30/87	300
Roseville	CA	297,343	660,411	27,496	None	297,343	687,907	985,250	655,805		10/21/87	300
Sacramento	CA	290,734	645,732	None	127	290,734	645,859	936,593	624,816		10/05/87	300
Santee	CA	248,418	551,748	None	None	248,418	551,748	800,166	539,716		07/23/87	300
Simi Valley	CA	208,585	967,055	22,800	31	208,585	989,886	1,198,471	985,258		12/20/85	300
Valencia	CA	301,295	669,185	67,995	46	301,295	737,226	1,038,521	647,837		06/23/88	300
Walnut	CA	217,365	1,007,753	1,200	51,164	217,365	1,060,117	1,277,482	1,022,917		08/22/86	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Aurora	CO	287,000	637,440	None	278	287,000	637,718	924,718	612,233		12/31/87	300
Broomfield	CO	155,306	344,941	25,000	211	155,306	370,152	525,458	343,715		03/15/88	300
Colorado Springs	CO	115,542	535,700	None	None	115,542	535,700	651,242	535,700		12/04/86	300
Colorado Springs	CO	58,400	271,217	25,000	211	58,400	296,428	354,828	284,693		12/22/82	180
Fort Collins	CO	55,200	256,356	None	None	55,200	256,356	311,556	256,356		12/22/82	180
Fort Collins	CO	137,734	638,593	41,477	22,120	137,734	702,190	839,924	664,084		03/25/86	300
Greeley	CO	58,400	270,755	25,000	278	58,400	296,033	354,433	286,394		11/21/84	300
Greenwood Village	CO	131,216	608,372	6,862	21,189	131,216	636,423	767,639	618,138		12/05/86	300
Littleton	CO	161,617	358,956	None	82	161,617	359,038	520,655	344,699		12/10/87	300
Longmont	CO	115,592	535,931	None	71	115,592	536,002	651,594	535,933		03/25/86	300
Louisville	CO	58,089	269,313	None	211	58,089	269,524	327,613	269,415		06/22/84	300
Parker	CO	153,551	341,042	None	211	153,551	341,253	494,804	330,068		10/19/87	300
Westminster	CO	306,387	695,737	None	504	306,387	696,241	1,002,628	628,923		09/27/89	300
Bradenton	FL	160,060	355,501	25,000	79	160,060	380,580	540,640	351,482		05/05/88	300
Clearwater	FL	42,223	269,380	None	79	42,223	269,459	311,682	269,405		12/22/81	180
Jacksonville	FL	184,800	410,447	22,872	189	184,800	433,508	618,308	386,583		03/30/89	300
Jacksonville	FL	48,000	243,060	None	420	48,000	243,480	291,480	243,195		12/22/81	180
Margate	FL	66,686	309,183	None	240	66,686	309,423	376,109	309,295		12/16/86	300
Melbourne	FL	256,439	549,345	None	79	256,439	549,424	805,863	425,251		04/16/93	300
Niceville	FL	73,696	341,688	None	420	73,696	342,108	415,804	341,823		12/03/86	300
Orlando	FL	159,177	353,538	None	154	159,177	353,692	512,869	345,844		07/02/87	300
Orlando	FL	68,001	313,922	None	189	68,001	314,111	382,112	314,054		09/04/85	300
Orlando	FL	190,050	422,107	5,707	342	190,050	428,156	618,206	387,751		03/30/89	300
Oviedo	FL	166,409	369,598	None	154	166,409	369,752	536,161	356,250		11/20/87	300
Panama City	FL	69,500	244,314	78,565	4,560	69,500	327,439	396,939	262,364		06/15/82	180
Pensacola	FL	147,000	326,492	20,000	240	147,000	346,732	493,732	301,294		03/28/89	300
Royal Palm Beach	FL	194,193	431,309	25,000	None	194,193	456,309	650,502	408,182		11/15/88	300
St. Augustine	FL	44,800	213,040	23,090	189	44,800	236,319	281,119	220,463		12/22/81	180
Sunrise	FL	245,000	533,280	92,266	28,616	245,000	654,162	899,162	525,053		05/25/89	300
Tampa	FL	53,385	199,846	None	154	53,385	200,000	253,385	199,862		12/22/81	180
Duluth	GA	310,000	1,040,008	None	None	310,000	1,040,008	1,350,008	507,920	08/25/99	06/07/99	300
Ellenwood	GA	119,678	275,414	58,545	479	119,678	334,438	454,116	259,545		11/16/88	300
Lawrenceville	GA	141,449	314,161	110,068	7,446	141,449	431,675	573,124	306,109		07/07/88	300
Lithia Springs	GA	187,444	363,358	None	84	187,444	363,442	550,886	320,551		12/28/89	300
Lithonia	GA	239,715	524,459	24,410	25,836	239,715	574,705	814,420	464,058		08/20/91	300
Marietta	GA	292,250	649,095	None	None	292,250	649,095	941,345	595,942		12/02/88	300
Marietta	GA	148,620	330,090	25,000	205	148,620	355,295	503,915	322,362		09/16/88	300
Marietta	GA	301,000	668,529	36,480	9,981	301,000	714,990	1,015,990	619,404		12/30/88	300
Marietta	GA	295,750	596,299	None	17,678	295,750	613,977	909,727	554,987		12/30/88	300
Smyrna	GA	274,750	610,229	None	415	274,750	610,644	885,394	562,625		11/15/88	300
Stockbridge	GA	168,700	374,688	24,894	499	168,700	400,081	568,781	354,649		03/28/89	300
Stone Mountain	GA	65,000	0	None	84	65,000	84	65,084	4		06/19/85	300
Cedar Rapids	IA	194,950	427,085	None	None	194,950	427,085	622,035	343,157		09/24/92	300
Iowa City	IA	186,900	408,910	None	None	186,900	408,910	595,810	328,448		09/24/92	300
Addison	IL	125,780	583,146	None	134	125,780	583,280	709,060	583,186		03/25/86	300
Algonquin	IL	241,500	509,629	28,260	134	241,500	538,023	779,523	436,216		07/10/90	300
Aurora	IL	468,000	1,259,926	None	None	468,000	1,259,926	1,727,926	606,955	10/26/99	06/14/99	300
Aurora	IL	165,679	398,738	27,450	21,087	165,679	447,275	612,954	390,942		12/21/88	300
Bartlett	IL	120,824	560,166	None	None	120,824	560,166	680,990	560,166		03/25/86	300
Carol Stream	IL	122,831	586,416	None	134	122,831	586,550	709,381	586,457		03/25/86	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Crystal Lake	IL	400,000	1,259,424	None	None	400,000	1,259,424	1,659,424	610,901	09/28/99	05/14/99	300
Elk Grove Village	IL	126,860	588,175	2,394	None	126,860	590,569	717,429	588,205		03/26/86	300
Glendale Heights	IL	318,500	707,399	None	172	318,500	707,571	1,026,071	652,038		11/16/88	300
Hoffman Estates	IL	318,500	707,399	None	257	318,500	707,656	1,026,156	642,249		03/31/89	300
Lake in the Hills	IL	375,000	1,127,678	None	None	375,000	1,127,678	1,502,678	547,001	09/03/99	05/14/99	300
Lockport	IL	189,477	442,018	None	85	189,477	442,103	631,580	427,617		10/29/87	300
Naperville	IL	425,000	1,230,654	None	None	425,000	1,230,654	1,655,654	592,848	10/06/99	05/19/99	300
O’Fallon	IL	141,250	313,722	None	232	141,250	313,954	455,204	303,518		10/30/87	300
Oswego	IL	380,000	1,165,818	None	None	380,000	1,165,818	1,545,818	569,361	08/18/99	06/30/99	300
Palatine	IL	121,911	565,232	None	134	121,911	565,366	687,277	565,273		03/25/86	300
Roselle	IL	297,541	561,037	None	172	297,541	561,209	858,750	515,206		12/30/88	300
Schaumburg	IL	218,798	485,955	20,461	None	218,798	506,416	725,214	473,487		12/17/87	300
Vernon Hills	IL	132,523	614,430	None	134	132,523	614,564	747,087	614,471		03/25/86	300
Westmont	IL	124,742	578,330	None	172	124,742	578,502	703,244	578,442		03/25/86	300
Fishers	IN	60,000	278,175	2,500	85	60,000	280,760	340,760	278,517		04/30/85	300
Fishers	IN	212,118	419,958	None	278	212,118	420,236	632,354	351,614		12/27/90	300
Highland	IN	220,460	436,476	None	314	220,460	436,790	657,250	365,381		12/26/90	300
Indianapolis	IN	245,000	544,153	None	211	245,000	544,364	789,364	466,357		06/29/90	300
Lenexa	KS	318,500	707,399	14,200	None	318,500	721,599	1,040,099	651,247		03/31/89	300
Olathe	KS	304,500	676,308	66,918	186	304,500	743,412	1,047,912	642,889		09/28/88	300
Overland Park	KS	357,500	1,115,171	None	None	357,500	1,115,171	1,472,671	548,329	07/23/99	05/14/99	300
Shawnee	KS	288,246	935,875	None	None	288,246	935,875	1,224,121	482,016	12/29/98	08/24/98	300
Shawnee	KS	315,000	699,629	None	302	315,000	699,931	1,014,931	647,351		10/27/88	300
Wichita	KS	108,569	352,287	8,286	100	108,569	360,673	469,242	32,533		12/16/86	300
Wichita	KS	209,890	415,549	26,399	16,270	209,890	458,218	668,108	372,180		12/26/90	300
Lexington	KY	210,427	420,883	None	187	210,427	421,070	631,497	346,854		08/20/91	300
Acton	MA	315,533	700,813	None	278	315,533	701,091	1,016,624	650,942		09/30/88	300
Marlborough	MA	352,765	776,488	None	232	352,765	776,720	1,129,485	715,749		11/04/88	300
Westborough	MA	359,412	773,877	42,842	12,173	359,412	828,892	1,188,304	713,940		11/01/88	300
Ellicott City	MD	219,368	630,839	26,550	None	219,368	657,389	876,757	592,602		12/19/88	300
Frederick	MD	203,352	1,017,109	None	None	203,352	1,017,109	1,220,461	547,544		07/06/98	300
Olney	MD	342,500	760,701	4,400	41,605	342,500	806,706	1,149,206	744,537		12/18/87	300
Waldorf	MD	237,207	526,844	None	172	237,207	527,016	764,223	505,921		12/31/87	300
Waldorf	MD	130,430	604,702	None	278	130,430	604,980	735,410	604,906		09/26/84	300
Canton	MI	55,000	378,848	2,913	10,977	55,000	392,738	447,738	384,796		10/06/82	180
Apple Valley	MN	113,523	526,319	None	197	113,523	526,516	640,039	526,371		03/26/86	300
Brooklyn Park	MN	118,111	547,587	None	197	118,111	547,784	665,895	547,639		03/26/86	300
Eden Prairie	MN	124,286	576,243	None	197	124,286	576,440	700,726	576,295		03/27/86	300
Maple Grove	MN	313,250	660,149	None	278	313,250	660,427	973,677	564,679		07/11/90	300
Plymouth	MN	134,221	622,350	None	197	134,221	622,547	756,768	622,402		12/12/86	300
White Bear Lake	MN	242,165	537,856	None	278	242,165	538,134	780,299	457,429		08/30/90	300
Florissant	MO	318,500	707,399	78,556	10,975	318,500	796,930	1,115,430	655,218		03/30/89	300
Florissant	MO	181,300	402,672	34,635	12,499	181,300	449,806	631,106	376,688		03/29/89	300
Gladstone	MO	294,000	652,987	None	9,295	294,000	662,282	956,282	607,205		09/29/88	300
Lee’s Summit	MO	330,000	993,787	None	None	330,000	993,787	1,323,787	488,641	07/26/99	06/17/99	300
Lee’s Summit	MO	313,740	939,367	None	None	313,740	939,367	1,253,107	458,771	09/08/99	06/30/99	300
Lee’s Summit	MO	239,627	532,220	None	179	239,627	532,399	772,026	472,100		09/27/89	300
Liberty	MO	65,400	303,211	25,000	123	65,400	328,334	393,734	318,008		06/18/85	300
North Kansas City	MO	307,784	910,401	None	None	307,784	910,401	1,218,185	474,405	09/28/99	08/21/98	300
Jackson	MS	248,483	572,522	17,627	17,780	248,483	607,929	856,412	284,319		11/16/99	300
Pearl	MS	121,801	270,524	18,837	4,207	121,801	293,568	415,369	259,738		11/15/88	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Tupelo	MS	121,697	637,691	26,216	9,587	121,697	673,494	795,191	390,556		11/26/96	300
Cary	NC	75,200	262,973	15,000	187	75,200	278,160	353,360	266,248		01/25/84	180
Charlotte	NC	134,582	268,222	24,478	139	134,582	292,839	427,421	261,834		11/16/88	300
Concord	NC	32,441	190,859	None	326	32,441	191,185	223,626	191,060		12/23/81	180
Durham	NC	175,700	390,234	26,312	187	175,700	416,733	592,433	371,081		03/29/89	300
Durham	NC	220,728	429,380	None	321	220,728	429,701	650,429	379,062		12/29/89	300
Kernersville	NC	162,216	316,300	None	223	162,216	316,523	478,739	279,410		12/14/89	300
Bellevue	NE	60,568	280,819	None	179	60,568	280,998	341,566	280,935		12/16/86	300
Omaha	NE	142,867	317,315	None	146	142,867	317,461	460,328	304,833		12/09/87	300
Omaha	NE	60,500	280,491	None	179	60,500	280,670	341,170	280,607		08/01/84	300
Omaha	NE	53,000	245,720	22,027	179	53,000	267,926	320,926	252,274		10/11/84	300
Londonderry	NH	335,467	745,082	None	278	335,467	745,360	1,080,827	663,770		08/18/89	300
Clementon	NJ	279,851	554,060	18,899	None	279,851	572,959	852,810	447,515		09/09/91	300
Las Vegas	NV	201,250	446,983	None	126	201,250	447,109	648,359	383,058		06/29/90	300
Beavercreek	OH	179,552	398,786	None	122	179,552	398,908	578,460	391,607		06/30/87	300
Centerville	OH	174,519	387,613	None	237	174,519	387,850	562,369	379,270		07/23/87	300
Dublin	OH	84,000	389,446	None	230	84,000	389,676	473,676	389,626		10/08/85	300
Englewood	OH	74,000	343,083	None	258	74,000	343,341	417,341	343,228		10/23/85	300
Forest Park	OH	170,778	379,305	None	85	170,778	379,390	550,168	368,356		09/28/87	300
Huber Heights	OH	245,000	544,153	None	122	245,000	544,275	789,275	460,840		09/27/90	300
Pickerington	OH	87,580	406,055	None	116	87,580	406,171	493,751	406,088		12/11/86	300
Westerville	OH	82,000	380,173	None	122	82,000	380,295	462,295	380,250		10/08/85	300
Westerville	OH	294,350	646,557	None	122	294,350	646,679	941,029	548,848		09/26/90	300
Broken Arrow	OK	78,705	220,434	None	None	78,705	220,434	299,139	220,434		01/27/83	180
Midwest City	OK	67,800	314,338	None	None	67,800	314,338	382,138	314,338		08/14/85	300
Oklahoma City	OK	50,800	214,474	None	173	50,800	214,647	265,447	214,587		06/15/82	180
Oklahoma City	OK	79,000	366,261	17,659	173	79,000	384,093	463,093	381,092		11/14/84	300
Yukon	OK	61,000	282,812	27,000	173	61,000	309,985	370,985	299,846		05/02/85	300
Charleston	SC	140,700	312,498	25,000	376	140,700	337,874	478,574	299,023		03/28/89	300
Charleston	SC	125,593	278,947	None	514	125,593	279,461	405,054	263,233		05/26/88	300
Columbia	SC	58,160	269,643	None	139	58,160	269,782	327,942	269,778		11/14/84	300
Columbia	SC	160,831	313,600	None	223	160,831	313,823	474,654	277,027		12/14/89	300
Goose Creek	SC	61,635	192,905	None	376	61,635	193,281	254,916	193,077		12/22/81	180
Summerville	SC	44,400	174,500	None	321	44,400	174,821	219,221	174,584		12/22/81	180
Sumter	SC	56,010	268,903	None	344	56,010	269,247	325,257	269,222		06/18/85	300
Memphis	TN	238,263	504,897	None	None	238,263	504,897	743,160	468,820		09/29/88	300
Memphis	TN	238,000	528,608	2,734	111	238,000	531,453	769,453	492,184		09/30/88	300
Arlington	TX	241,500	550,559	33,725	54	241,500	584,338	825,838	533,698		09/22/89	300
Arlington	TX	82,109	380,677	12,321	95	82,109	393,093	475,202	382,242		12/13/84	300
Arlington	TX	238,000	528,604	(24,713)	605	238,000	504,496	742,496	495,796		09/26/88	300
Austin	TX	217,878	483,913	29,469	None	217,878	513,382	731,260	451,746		06/22/89	300
Austin	TX	103,600	230,532	8,750	142	103,600	239,424	343,024	237,870		10/29/82	180
Austin	TX	236,733	640,023	36,746	254	236,733	677,023	913,756	534,980		09/27/88	300
Austin	TX	191,636	425,629	15,530	294	191,636	441,453	633,089	402,956		12/22/88	300
Austin	TX	134,383	623,103	2,379	7,064	134,383	632,546	766,929	623,676		12/23/86	300
Austin	TX	88,872	222,684	48,416	15,026	88,872	286,126	374,998	254,097		01/12/83	180
Bedford	TX	241,500	550,559	34,949	73	241,500	585,581	827,081	513,989		09/22/89	300
Carrollton	TX	277,850	617,113	12,086	18,443	277,850	647,642	925,492	608,652		12/11/87	300
Cedar Park	TX	168,857	375,036	5,200	282	168,857	380,518	549,375	349,173		11/21/88	300
Colleyville	TX	250,000	1,070,360	None	None	250,000	1,070,360	1,320,360	522,737	08/17/99	05/14/99	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Converse	TX	217,000	481,963	None	294	217,000	482,257	699,257	447,710		09/28/88	300
Corinth	TX	285,000	1,041,626	None	None	285,000	1,041,626	1,326,626	515,600	06/04/99	05/19/99	300
Euless	TX	234,111	519,962	None	217	234,111	520,179	754,290	512,569		05/08/87	300
Flower Mound	TX	281,735	1,099,726	None	None	281,735	1,099,726	1,381,461	551,668	04/23/99	01/13/99	300
Flower Mound	TX	202,773	442,845	32,069	16,315	202,773	491,229	694,002	446,086		04/20/87	300
Fort Worth	TX	216,160	427,962	None	149	216,160	428,111	644,271	355,360		02/07/91	300
Fort Worth	TX	238,000	528,608	None	2,095	238,000	530,703	768,703	490,978		09/26/88	300
Fort Worth	TX	85,518	396,495	33,279	6,266	85,518	436,040	521,558	413,632		12/03/86	300
Garland	TX	211,050	468,749	19,199	17,532	211,050	505,480	716,530	424,321		12/12/89	300
Grand Prairie	TX	167,164	371,276	58,206	16,412	167,164	445,894	613,058	358,938		12/13/88	300
Houston	TX	294,582	919,276	None	None	294,582	919,276	1,213,858	470,412	01/11/99	08/14/98	300
Houston	TX	149,109	323,314	5,000	87	149,109	328,401	477,510	292,529		06/26/89	300
Houston	TX	139,125	308,997	19,128	128	139,125	328,253	467,378	313,375		05/22/87	300
Houston	TX	219,100	486,631	None	261	219,100	486,892	705,992	451,959		09/30/88	300
Houston	TX	60,000	278,175	22,168	597	60,000	300,940	360,940	282,960		05/01/85	300
Houston	TX	141,296	313,824	12,442	2,308	141,296	328,574	469,870	314,310		07/24/87	300
Humble	TX	278,915	1,034,868	None	None	278,915	1,034,868	1,313,783	508,840	07/19/99	05/14/99	300
Katy	TX	309,898	983,041	None	None	309,898	983,041	1,292,939	509,568	11/30/98	08/21/98	300
Lewisville	TX	192,777	428,121	None	95	192,777	428,216	620,993	426,627		01/07/87	300
Mansfield	TX	181,375	402,839	46,878	17,274	181,375	466,991	648,366	376,128		12/20/89	300
Mesquite	TX	85,000	394,079	9,855	12,885	85,000	416,819	501,819	405,987		10/24/84	300
Mesquite	TX	139,466	326,525	39,638	13,047	139,466	379,210	518,676	292,190		10/08/92	300
Pasadena	TX	60,000	278,173	21,315	14,967	60,000	314,455	374,455	283,899		10/23/84	300
Plano	TX	250,514	556,399	19,869	10,306	250,514	586,574	837,088	539,440		12/10/87	300
Plano	TX	261,912	581,658	30,831	18,268	261,912	630,757	892,669	605,583		01/06/87	300
Round Rock	TX	186,380	413,957	30,800	272	186,380	445,029	631,409	393,821		04/19/89	300
Round Rock	TX	80,525	373,347	None	19,117	80,525	392,464	472,989	380,022		12/16/86	300
San Antonio	TX	182,868	406,155	18,940	None	182,868	425,095	607,963	388,280		12/06/88	300
San Antonio	TX	220,500	447,108	None	115	220,500	447,223	667,723	405,930		03/30/89	300
San Antonio	TX	217,000	481,967	32,529	115	217,000	514,611	731,611	458,931		10/14/88	300
San Antonio	TX	130,833	606,596	None	254	130,833	606,850	737,683	606,671		03/24/86	300
San Antonio	TX	81,530	378,007	None	266	81,530	378,273	459,803	378,143		12/11/86	300
San Antonio	TX	234,500	520,831	None	282	234,500	521,113	755,613	500,264		12/29/87	300
San Antonio	TX	102,512	475,288	None	294	102,512	475,582	578,094	475,472		12/03/86	300
San Antonio	TX	181,412	402,923	None	396	181,412	403,319	584,731	394,331		07/07/87	300
San Antonio	TX	139,125	308,997	30,885	13,386	139,125	353,268	492,393	321,387		05/22/87	300
Sugar Land	TX	339,310	1,000,876	None	None	339,310	1,000,876	1,340,186	498,768	05/30/99	01/13/99	300
Layton	UT	136,574	269,008	None	314	136,574	269,322	405,896	236,315		02/01/90	300
Sandy	UT	168,089	373,330	None	314	168,089	373,644	541,733	325,104		02/01/90	300
Centreville	VA	371,000	824,003	None	290	371,000	824,293	1,195,293	731,148		09/29/89	300
Chesapeake	VA	190,050	422,107	24,568	None	190,050	446,675	636,725	398,179		03/28/89	300
Glen Allen	VA	74,643	346,060	None	283	74,643	346,343	420,986	346,151		06/20/84	300
Portsmouth	VA	171,575	381,073	24,932	None	171,575	406,005	577,580	364,556		12/21/88	300
Richmond	VA	269,500	598,567	2,740	199	269,500	601,506	871,006	543,460		03/28/89	300
Virginia Beach	VA	69,080	320,270	29,024	13,825	69,080	363,119	432,199	330,377		11/15/84	300
Federal Way	WA	150,785	699,101	None	107	150,785	699,208	849,993	699,108		12/17/86	300
Federal Way	WA	261,943	581,782	27,500	107	261,943	609,389	871,332	550,588		11/21/88	300
Kent	WA	128,300	539,141	None	None	128,300	539,141	667,441	539,141		06/03/83	180
Kent	WA	140,763	678,809	36,500	None	140,763	715,309	856,072	688,973		12/17/86	300
Kirkland	WA	301,000	668,534	None	107	301,000	668,641	969,641	634,865		03/31/88	300
Puyallup	WA	195,552	434,327	27,000	107	195,552	461,434	656,986	414,855		12/06/88	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Redmond	WA	279,830	621,513	None	107	279,830	621,620	901,450	607,967		07/27/87	300
Renton	WA	111,183	515,490	None	None	111,183	515,490	626,673	515,490		03/24/86	300
Appleton	WI	196,000	424,038	None	370	196,000	424,408	620,408	362,898		07/10/90	300
Waukesha	WI	233,100	461,500	None	370	233,100	461,870	694,970	386,335		12/13/90	300
Waukesha	WI	215,950	427,546	None	370	215,950	427,916	643,866	357,923		12/13/90	300

Consumer Electronics
Mary Esther	FL	149,696	363,263	60,014	57	149,696	423,334	573,030	228,074		11/26/96	300
Melbourne	FL	269,697	522,414	None	716	269,697	523,130	792,827	316,345		11/26/96	300
Tampa	FL	401,874	933,768	103,336	31,913	401,874	1,069,017	1,470,891	548,348		12/23/97	300
Smyrna	GA	1,094,058	3,090,236	None	None	1,094,058	3,090,236	4,184,294	1,797,373		06/09/97	300
Richmond	IN	93,999	193,753	2,822	85	93,999	196,660	290,659	118,157		11/26/96	300
Jackson	MI	550,162	571,590	None	None	550,162	571,590	1,121,752	294,493	01/15/99	09/25/98	300
Pineville	NC	567,864	840,284	37,249	39,217	567,864	916,750	1,484,614	462,251		12/31/98	300
Westbury	NY	6,333,590	3,952,773	20,493	None	6,333,590	3,973,266	10,306,856	2,267,121		09/29/97	300
Bartlett	TN	420,000	674,437	38,966	6,323	420,000	719,726	1,139,726	341,427	05/12/99	02/23/99	300

Convenience Stores
Daphne	AL	140,000	391,637	None	None	140,000	391,637	531,637	122,058		03/18/04	300
Mobile	AL	190,000	301,637	None	None	190,000	301,637	491,637	94,008		03/18/04	300
Mobile	AL	180,000	421,637	None	None	180,000	421,637	601,637	131,408		03/18/04	300
Florence	AZ	150,000	371,637	None	None	150,000	371,637	521,637	115,824		03/18/04	300
Gilbert	AZ	680,000	1,111,637	None	None	680,000	1,111,637	1,791,637	346,458		03/18/04	300
Litchfield Park	AZ	610,000	531,637	None	None	610,000	531,637	1,141,637	165,691		03/18/04	300
Marana	AZ	180,000	331,637	None	None	180,000	331,637	511,637	103,358		03/18/04	300
Marana	AZ	330,000	911,637	None	None	330,000	911,637	1,241,637	284,124		03/18/04	300
Maricopa	AZ	170,000	361,637	None	None	170,000	361,637	531,637	112,708		03/18/04	300
Mesa	AZ	560,000	821,637	None	None	560,000	821,637	1,381,637	256,074		03/18/04	300
Mesa	AZ	750,000	1,071,637	None	None	750,000	1,071,637	1,821,637	333,991		03/18/04	300
Mesa	AZ	810,000	1,061,637	None	None	810,000	1,061,637	1,871,637	330,874		03/18/04	300
Mesa	AZ	890,000	1,081,637	None	None	890,000	1,081,637	1,971,637	337,108		03/18/04	300
Mesa	AZ	780,000	1,071,637	None	None	780,000	1,071,637	1,851,637	333,991		03/18/04	300
Mesa	AZ	900,000	1,191,637	None	None	900,000	1,191,637	2,091,637	371,391		03/18/04	300
Payson	AZ	210,000	351,637	None	None	210,000	351,637	561,637	109,591		03/18/04	300
Payson	AZ	260,000	311,637	None	None	260,000	311,637	571,637	97,124		03/18/04	300
Peoria	AZ	520,000	751,637	None	None	520,000	751,637	1,271,637	234,258		03/18/04	300
Phoenix	AZ	440,000	511,637	None	None	440,000	511,637	951,637	159,458		03/18/04	300
Phoenix	AZ	360,000	421,637	None	None	360,000	421,637	781,637	131,408		03/18/04	300
Phoenix	AZ	710,000	591,637	None	None	710,000	591,637	1,301,637	184,391		03/18/04	300
Phoenix	AZ	320,000	661,637	None	None	320,000	661,637	981,637	206,208		03/18/04	300
Phoenix	AZ	450,000	651,637	None	None	450,000	651,637	1,101,637	203,091		03/18/04	300
Phoenix	AZ	430,000	711,637	None	None	430,000	711,637	1,141,637	221,791		03/18/04	300
Phoenix	AZ	730,000	931,637	None	None	730,000	931,637	1,661,637	290,358		03/18/04	300
Phoenix	AZ	400,000	931,637	None	None	400,000	931,637	1,331,637	290,358		03/18/04	300
Phoenix	AZ	790,000	1,051,637	None	None	790,000	1,051,637	1,841,637	327,758		03/18/04	300
Pinetop	AZ	170,000	311,637	None	None	170,000	311,637	481,637	97,124		03/18/04	300
Queen Creek	AZ	520,000	891,637	None	None	520,000	891,637	1,411,637	277,891		03/18/04	300
Scottsdale	AZ	210,000	201,637	None	None	210,000	201,637	411,637	62,841		03/18/04	300
Scottsdale	AZ	660,000	1,031,637	None	None	660,000	1,031,637	1,691,637	321,524		03/18/04	300
Sierra Vista	AZ	110,000	301,637	None	None	110,000	301,637	411,637	94,008		03/18/04	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Tempe	AZ	620,000	1,071,637	None	None	620,000	1,071,637	1,691,637	333,991		03/18/04	300
Tempe	AZ	270,000	461,637	None	None	270,000	461,637	731,637	143,874		03/18/04	300
Tolleson	AZ	460,000	1,231,637	None	None	460,000	1,231,637	1,691,637	383,858		03/18/04	300
Tombstone	AZ	110,000	381,637	None	None	110,000	381,637	491,637	118,941		03/18/04	300
Tucson	AZ	220,000	311,637	None	None	220,000	311,637	531,637	97,124		03/18/04	300
Tucson	AZ	240,000	341,637	None	None	240,000	341,637	581,637	106,474		03/18/04	300
Tucson	AZ	550,000	511,637	None	None	550,000	511,637	1,061,637	159,458		03/18/04	300
Tucson	AZ	126,000	234,565	None	None	126,000	234,565	360,565	72,324		04/14/04	300
Wellton	AZ	120,000	291,637	None	None	120,000	291,637	411,637	90,891		03/18/04	300
Wickenburg	AZ	150,000	291,637	None	None	150,000	291,637	441,637	90,891		03/18/04	300
Manchester	CT	118,262	305,510	None	None	118,262	305,510	423,772	205,201		03/03/95	300
Vernon	CT	179,646	319,372	None	None	179,646	319,372	499,018	214,511		03/09/95	300
Westbrook	CT	98,247	373,340	None	None	98,247	373,340	471,587	250,760		03/09/95	300
Camden	DE	113,811	174,435	None	None	113,811	174,435	288,246	61,336		03/19/03	300
Camden	DE	250,528	379,165	None	None	250,528	379,165	629,693	133,333		03/19/03	300
Dewey	DE	147,465	224,665	None	None	147,465	224,665	372,130	79,000		03/19/03	300
Dover	DE	278,804	421,707	None	None	278,804	421,707	700,511	148,293		03/19/03	300
Dover	DE	367,137	554,207	None	None	367,137	554,207	921,344	194,889		03/19/03	300
Dover	DE	367,425	554,884	None	None	367,425	554,884	922,309	195,127		03/19/03	300
Felton	DE	307,260	464,391	None	None	307,260	464,391	771,651	163,304		03/19/03	300
Greenwood	DE	632,303	1,176,711	None	None	632,303	1,176,711	1,809,014	194,155		11/29/07	300
Harrington	DE	563,812	849,220	None	None	563,812	849,220	1,413,032	298,635		03/19/03	300
Milford	DE	310,049	468,575	None	None	310,049	468,575	778,624	164,775		03/19/03	300
Newcastle	DE	589,325	887,488	None	None	589,325	887,488	1,476,813	312,093		03/19/03	300
Smyrna	DE	121,774	186,436	None	None	121,774	186,436	308,210	65,556		03/19/03	300
Smyrna	DE	401,135	605,332	None	None	401,135	605,332	1,006,467	212,868		03/19/03	300
Townsend	DE	241,416	365,749	None	None	241,416	365,749	607,165	128,614		03/19/03	300
Wilmington	DE	280,682	424,525	None	None	280,682	424,525	705,207	149,284		03/19/03	300
Archer	FL	296,238	578,145	None	None	296,238	578,145	874,383	291,962		05/07/99	300
Bushnell	FL	130,000	291,637	None	None	130,000	291,637	421,637	90,891		03/18/04	300
Clearwater	FL	359,792	311,845	None	None	359,792	311,845	671,637	97,189		03/18/04	300
Cocoa	FL	323,827	287,810	None	None	323,827	287,810	611,637	89,698		03/18/04	300
Deltona	FL	140,000	321,637	None	None	140,000	321,637	461,637	100,241		03/18/04	300
Ellenton	FL	250,000	261,637	None	None	250,000	261,637	511,637	81,541		03/18/04	300
Englewood	FL	270,000	331,637	None	None	270,000	331,637	601,637	103,358		03/18/04	300
Gainesville	FL	515,834	873,187	None	None	515,834	873,187	1,389,021	440,958		05/07/99	300
Gainesville	FL	480,318	600,633	None	None	480,318	600,633	1,080,951	303,318		05/07/99	300
Gainesville	FL	347,310	694,859	None	None	347,310	694,859	1,042,169	350,902		05/07/99	300
Gainesville	FL	339,263	658,807	None	None	339,263	658,807	998,070	332,696		05/07/99	300
Gainesville	FL	351,921	552,557	None	None	351,921	552,557	904,478	279,040		05/07/99	300
Gainesville	FL	500,032	850,291	None	None	500,032	850,291	1,350,323	429,396		05/07/99	300
Homosassa Springs	FL	740,000	621,637	None	None	740,000	621,637	1,361,637	193,741		03/18/04	300
Hudson	FL	300,000	351,637	None	None	300,000	351,637	651,637	109,591		03/18/04	300
Intercession City	FL	161,776	319,861	None	None	161,776	319,861	481,637	99,687		03/18/04	300
Jacksonville	FL	522,188	371,885	None	None	522,188	371,885	894,073	187,801		05/07/99	300
Jacksonville	FL	266,111	494,206	None	None	266,111	494,206	760,317	152,380		04/01/04	300
Key West	FL	873,700	627,937	None	None	873,700	627,937	1,501,637	195,704		03/18/04	300
Key West	FL	492,785	208,852	None	None	492,785	208,852	701,637	65,090		03/18/04	300
Lakeland	FL	527,076	464,561	None	None	527,076	464,561	991,637	144,785		03/18/04	300
Lakeland	FL	300,000	321,637	None	None	300,000	321,637	621,637	100,241		03/18/04	300
Lakeport	FL	180,342	331,295	None	None	180,342	331,295	511,637	103,251		03/18/04	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Land O’ Lakes	FL	120,000	361,637	None	None	120,000	361,637	481,637	112,708		03/18/04	300
Lutz	FL	480,000	421,637	None	None	480,000	421,637	901,637	131,408		03/18/04	300
Naples	FL	150,000	301,637	None	None	150,000	301,637	451,637	94,008		03/18/04	300
Naples	FL	620,000	381,637	None	None	620,000	381,637	1,001,637	118,941		03/18/04	300
New Port Richey	FL	190,000	601,637	None	None	190,000	601,637	791,637	187,508		03/18/04	300
North Fort Meyers	FL	140,000	281,637	None	None	140,000	281,637	421,637	87,774		03/18/04	300
Okeechobee	FL	195,075	346,562	None	None	195,075	346,562	541,637	108,009		03/18/04	300
Orlando	FL	240,000	301,637	None	None	240,000	301,637	541,637	94,008		03/18/04	300
Palm Bay	FL	230,880	300,757	None	None	230,880	300,757	531,637	93,733		03/18/04	300
Palm Harbor	FL	510,000	381,637	None	None	510,000	381,637	891,637	118,941		03/18/04	300
Panama City	FL	210,000	431,637	None	None	210,000	431,637	641,637	134,524		03/18/04	300
Pensacola	FL	168,000	312,727	None	None	168,000	312,727	480,727	96,422		04/14/04	300
Port Charlotte	FL	170,000	311,637	None	None	170,000	311,637	481,637	97,124		03/18/04	300
Port Charlotte	FL	200,000	356,637	None	None	200,000	356,637	556,637	111,149		03/18/04	300
Port Orange	FL	609,438	512,199	None	None	609,438	512,199	1,121,637	159,633		03/18/04	300
Punta Gorda	FL	400,000	511,637	None	None	400,000	511,637	911,637	159,458		03/18/04	300
Tallahassee	FL	600,000	341,637	None	None	600,000	341,637	941,637	106,474		03/18/04	300
Tampa	FL	300,000	301,637	None	None	300,000	301,637	601,637	94,008		03/18/04	300
Tampa	FL	380,000	361,637	None	None	380,000	361,637	741,637	112,708		03/18/04	300
Tampa	FL	320,000	591,637	None	None	320,000	591,637	911,637	184,391		03/18/04	300
Webster	FL	640,000	1,071,637	None	None	640,000	1,071,637	1,711,637	333,991		03/18/04	300
Winter Springs	FL	150,000	291,637	None	None	150,000	291,637	441,637	90,891		03/18/04	300
Augusta	GA	620,000	383,232	None	None	620,000	383,232	1,003,232	190,972		07/22/99	300
Augusta	GA	540,000	337,853	None	None	540,000	337,853	877,853	168,359		07/22/99	300
Augusta	GA	510,000	392,929	None	None	510,000	392,929	902,929	195,805		07/22/99	300
Augusta	GA	180,000	422,020	None	None	180,000	422,020	602,020	210,303		07/22/99	300
Augusta	GA	260,000	392,171	None	None	260,000	392,171	652,171	195,429		07/22/99	300
Augusta	GA	240,000	451,637	None	None	240,000	451,637	691,637	140,758		03/18/04	300
Cahutta	GA	437,500	813,742	None	None	437,500	813,742	1,251,242	267,172		10/16/03	300
Calhoun	GA	122,500	228,742	None	None	122,500	228,742	351,242	75,097		10/16/03	300
Calhoun	GA	262,500	488,742	None	None	262,500	488,742	751,242	160,464		10/16/03	300
Cartersville	GA	262,500	488,742	None	None	262,500	488,742	751,242	160,464		10/16/03	300
Chatsworth	GA	140,000	261,242	None	47	140,000	261,289	401,289	85,795		10/16/03	300
Chatsworth	GA	140,000	261,242	None	47	140,000	261,289	401,289	85,795		10/16/03	300
Chatsworth	GA	140,000	261,242	None	47	140,000	261,289	401,289	85,795		10/16/03	300
Chickamauga	GA	181,731	338,742	None	None	181,731	338,742	520,473	111,214		10/16/03	300
Dalton	GA	171,500	319,742	None	None	171,500	319,742	491,242	104,976		10/16/03	300
Dalton	GA	87,500	163,742	None	None	87,500	163,742	251,242	53,756		10/16/03	300
Dalton	GA	485,650	903,162	None	None	485,650	903,162	1,388,812	296,532		10/16/03	300
Dalton	GA	146,000	272,385	None	None	146,000	272,385	418,385	89,427		10/16/03	300
Dalton	GA	420,000	781,242	None	None	420,000	781,242	1,201,242	256,501		10/16/03	300
Dalton	GA	210,000	391,242	None	None	210,000	391,242	601,242	128,451		10/16/03	300
Dalton	GA	332,500	618,742	None	None	332,500	618,742	951,242	203,147		10/16/03	300
Decatur	GA	529,383	532,429	None	None	529,383	532,429	1,061,812	309,635		06/27/97	300
Dunwoody	GA	545,462	724,254	None	None	545,462	724,254	1,269,716	421,205		06/27/97	300
Flintstone	GA	157,500	293,742	None	None	157,500	293,742	451,242	96,439		10/16/03	300
Lafayette	GA	122,500	228,742	None	None	122,500	228,742	351,242	75,097		10/16/03	300
Lithonia	GA	386,784	776,436	None	None	386,784	776,436	1,163,220	451,570		06/27/97	300
Mableton	GA	491,069	355,957	None	None	491,069	355,957	847,026	207,000		06/27/97	300
Martinez	GA	450,000	402,777	None	None	450,000	402,777	852,777	200,713		07/22/99	300
Martinez	GA	830,000	871,637	None	None	830,000	871,637	1,701,637	271,658		03/18/04	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Norcross	GA	384,162	651,273	None	None	384,162	651,273	1,035,435	378,764		06/27/97	300
Ringgold	GA	385,000	716,242	(21,175)	None	363,825	716,242	1,080,067	235,160		10/16/03	300
Ringgold	GA	350,000	0	None	None	350,000	—	350,000	—		10/16/03	300
Ringgold	GA	234,500	1,168,914	None	None	234,500	1,168,914	1,403,414	332,564		10/16/03	300
Ringgold	GA	482,251	896,851	None	None	482,251	896,851	1,379,102	294,460		10/16/03	300
Rocky Face	GA	164,231	306,241	None	None	164,231	306,241	470,472	100,543		10/16/03	300
Rome	GA	210,000	391,242	None	None	210,000	391,242	601,242	128,451		10/16/03	300
Rome	GA	199,199	371,183	None	None	199,199	371,183	570,382	121,865		10/16/03	300
Rome	GA	201,791	375,997	None	None	201,791	375,997	577,788	123,446		10/16/03	300
Rome	GA	315,000	586,242	None	None	315,000	586,242	901,242	192,476		10/16/03	300
Rossville	GA	157,500	293,742	None	None	157,500	293,742	451,242	96,439		10/16/03	300
Summerville	GA	66,231	124,242	None	None	66,231	124,242	190,473	40,787		10/16/03	300
Trenton	GA	129,231	241,242	None	None	129,231	241,242	370,473	79,202		10/16/03	300
Belvidere	IL	768,748	1,426,176	1,500	None	768,748	1,427,676	2,196,424	116,771		12/28/09	300
Dekalb	IL	661,500	1,226,500	2,000	None	661,500	1,228,500	1,890,000	100,564		12/28/09	300
Godfrey	IL	374,586	733,190	None	314	374,586	733,504	1,108,090	426,557		06/27/97	300
Granite City	IL	362,287	737,255	None	314	362,287	737,569	1,099,856	428,923		06/27/97	300
Harford	IL	599,172	1,110,747	2,000	None	599,172	1,112,747	1,711,919	91,111		12/28/09	300
Loves Park	IL	547,582	1,016,523	1,500	None	547,582	1,018,023	1,565,605	164,937		12/20/07	300
Loves Park	IL	760,725	1,410,775	2,000	None	760,725	1,412,775	2,173,500	115,613		12/28/09	300
Machesney Park	IL	562,275	1,043,225	1,000	None	562,275	1,044,225	1,606,500	85,397		12/28/09	300
Madison	IL	173,812	625,030	None	314	173,812	625,344	799,156	363,664		06/27/97	300
Marengo	IL	501,948	930,688	1,500	None	501,948	932,188	1,434,136	76,306		12/28/09	300
Rochelle	IL	607,418	1,128,145	1,000	None	607,418	1,129,145	1,736,563	182,782		12/20/07	300
Rockford	IL	463,050	858,450	1,500	None	463,050	859,950	1,323,000	70,407		12/28/09	300
Rockford	IL	388,631	720,244	1,500	None	388,631	721,744	1,110,375	59,120		12/28/09	300
Tuscola	IL	752,456	1,394,419	3,000	None	752,456	1,397,419	2,149,875	114,478		12/28/09	300
Albany	IN	427,437	794,632	2,000	None	427,437	796,632	1,224,069	147,920		05/25/07	300
Alexandria	IN	139,219	259,369	None	None	139,219	259,369	398,588	47,980		05/25/07	300
Anderson	IN	147,263	274,307	None	None	147,263	274,307	421,570	50,744		05/25/07	300
Anderson	IN	283,430	527,190	2,000	None	283,430	529,190	812,620	98,443		05/25/07	300
Elkhart	IN	495,914	922,471	1,500	None	495,914	923,971	1,419,885	171,341		05/25/07	300
Frankfort	IN	208,666	388,345	2,000	None	208,666	390,345	599,011	72,757		05/25/07	300
Greenwood	IN	173,250	323,022	None	None	173,250	323,022	496,272	59,756		05/25/07	300
Hartford City	IN	250,310	465,702	2,000	None	250,310	467,702	718,012	87,068		05/25/07	300
Indianapolis	IN	129,938	242,134	None	None	129,938	242,134	372,072	44,791		05/25/07	300
Indianapolis	IN	269,294	500,939	1,500	None	269,294	502,439	771,733	93,358		05/25/07	300
Indianapolis	IN	318,432	592,193	1,500	None	318,432	593,693	912,125	110,240		05/25/07	300
Knox	IN	341,250	633,499	1,500	None	341,250	634,999	976,249	107,276		10/09/07	300
Lafayette	IN	147,263	274,309	None	None	147,263	274,309	421,572	50,744		05/25/07	300
Lafayette	IN	112,613	209,959	None	None	112,613	209,959	322,572	38,839		05/25/07	300
Marion	IN	209,196	389,995	1,500	None	209,196	391,495	600,691	72,833		05/25/07	300
Michigan City	IN	227,500	422,249	1,500	None	227,500	423,749	651,249	71,716		10/09/07	300
Mishawaka	IN	123,983	231,743	2,000	None	123,983	233,743	357,726	43,786		05/25/07	300
Morristown	IN	366,590	682,082	2,000	None	366,590	684,082	1,050,672	127,098		05/25/07	300
Muncie	IN	103,950	193,870	None	None	103,950	193,870	297,820	35,863		05/25/07	300
Muncie	IN	184,237	342,974	2,000	None	184,237	344,974	529,211	64,363		05/25/07	300
New Albany	IN	181,459	289,353	None	211	181,459	289,564	471,023	194,486		03/03/95	300
New Albany	IN	262,465	331,796	None	211	262,465	332,007	594,472	222,993		03/06/95	300
New Castle	IN	138,600	258,672	None	None	138,600	258,672	397,272	47,851		05/25/07	300
New Castle	IN	79,854	149,572	1,000	None	79,854	150,572	230,426	28,126		05/25/07	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

New Castle	IN	203,941	380,019	1,500	None	203,941	381,519	585,460	70,988		05/25/07	300
Richmond	IN	281,248	523,589	1,500	None	281,248	525,089	806,337	97,548		05/25/07	300
Richmond	IN	255,908	476,528	2,000	None	255,908	478,528	734,436	89,071		05/25/07	300
Rushville	IN	138,600	258,672	None	None	138,600	258,672	397,272	47,851		05/25/07	300
Rushville	IN	121,275	226,497	None	None	121,275	226,497	347,772	41,899		05/25/07	300
South Bend	IN	372,387	693,064	2,000	None	372,387	695,064	1,067,451	129,130		05/25/07	300
Wabash	IN	334,923	623,488	1,500	None	334,923	624,988	959,911	116,029		05/25/07	300
Wabash	IN	430,437	800,871	2,000	None	430,437	802,871	1,233,308	149,075		05/25/07	300
Warsaw	IN	415,275	772,713	1,500	None	415,275	774,213	1,189,488	143,636		05/25/07	300
West Lafayette	IN	1,052,628	1,340,855	2,000	None	1,052,628	1,342,855	2,395,483	248,748		05/25/07	300
Zionsville	IN	910,595	1,691,926	2,000	None	910,595	1,693,926	2,604,521	313,920		05/25/07	300
Berea	KY	252,077	360,815	None	197	252,077	361,012	613,089	242,460		03/08/95	300
Elizabethtown	KY	286,106	286,106	None	364	286,106	286,470	572,576	192,310		03/03/95	300
Lebanon	KY	158,052	316,105	None	350	158,052	316,455	474,507	212,434		03/03/95	300
Louisville	KY	216,849	605,697	None	187	216,849	605,884	822,733	376,474	06/18/96	11/17/95	300
Louisville	KY	198,926	368,014	None	211	198,926	368,225	567,151	247,320		03/03/95	300
Mt. Washington	KY	327,245	479,593	None	None	327,245	479,593	806,838	290,185	12/06/96	05/31/96	300
Owensboro	KY	360,000	590,000	None	None	360,000	590,000	950,000	386,450		08/25/95	300
Alexandria	LA	170,000	371,637	None	None	170,000	371,637	541,637	115,824		03/18/04	300
Baton Rouge	LA	500,000	521,637	None	None	500,000	521,637	1,021,637	162,574		03/18/04	300
Baton Rouge	LA	210,000	361,637	None	None	210,000	361,637	571,637	112,708		03/18/04	300
Bossier City	LA	230,000	431,637	None	None	230,000	431,637	661,637	134,524		03/18/04	300
Destrehan	LA	200,000	411,637	None	None	200,000	411,637	611,637	128,291		03/18/04	300
Lafayette	LA	240,000	391,637	None	None	240,000	391,637	631,637	122,058		03/18/04	300
Shreveport	LA	192,500	358,227	None	None	192,500	358,227	550,727	110,451		04/14/04	300
Amherst	MA	110,969	639,806	None	None	110,969	639,806	750,775	214,335		08/18/03	300
North Reading	MA	574,601	756,174	None	None	574,601	756,174	1,330,775	253,318		08/18/03	300
Seekonk	MA	298,354	268,518	None	None	298,354	268,518	566,872	180,355		03/03/95	300
Berlin	MD	255,951	387,395	None	None	255,951	387,395	643,346	136,226		03/19/03	300
Crisfield	MD	219,704	333,024	None	None	219,704	333,024	552,728	117,106		03/19/03	300
Hebron	MD	376,251	567,844	None	None	376,251	567,844	944,095	199,685		03/19/03	300
La Plata	MD	1,017,544	2,706,729	None	None	1,017,544	2,706,729	3,724,273	1,014,776		08/06/02	300
Mechanicsville	MD	1,540,335	2,860,928	None	None	1,540,335	2,860,928	4,401,263	1,091,861		06/27/02	300
Millersville	MD	830,737	2,696,245	None	None	830,737	2,696,245	3,526,982	1,029,113		06/27/02	300
Breckenridge	MI	437,500	811,968	1,500	None	437,500	813,468	1,250,968	137,319		10/09/07	300
Carson City	MI	262,500	486,468	2,000	None	262,500	488,468	750,968	82,739		10/09/07	300
Charlevoix	MI	385,000	713,013	2,500	None	385,000	715,513	1,100,513	121,086		10/09/07	300
Cheboygan	MI	280,000	518,013	2,500	None	280,000	520,513	800,513	88,261		10/09/07	300
Clare	MI	229,250	426,218	500	None	229,250	426,718	655,968	71,959		10/09/07	300
Clare	MI	306,250	567,718	2,000	None	306,250	569,718	875,968	96,416		10/09/07	300
Comstock	MI	315,000	583,761	2,500	None	315,000	586,261	901,261	99,329		10/09/07	300
Farwell	MI	437,500	811,468	2,000	None	437,500	813,468	1,250,968	137,447		10/09/07	300
Flint	MI	194,492	476,504	None	348	194,492	476,852	671,344	305,901		12/21/95	300
Gladwin	MI	140,000	259,013	1,500	None	140,000	260,513	400,513	44,238		10/09/07	300
Grand Rapids	MI	437,500	812,261	1,500	None	437,500	813,761	1,251,261	137,368		10/09/07	300
Kalamazoo	MI	238,000	442,249	1,000	None	238,000	443,249	681,249	74,870		10/09/07	300
Kalkaska	MI	437,500	809,513	3,500	None	437,500	813,013	1,250,513	137,756		10/09/07	300
Lake City	MI	115,500	213,513	1,500	None	115,500	215,013	330,513	36,579		10/09/07	300
Lakeview	MI	96,250	177,718	2,000	None	96,250	179,718	275,968	30,766		10/09/07	300
Mackinaw City	MI	455,000	844,513	1,000	None	455,000	845,513	1,300,513	142,585		10/09/07	300
Mecosta	MI	122,500	227,468	1,000	None	122,500	228,468	350,968	38,715		10/09/07	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Midland	MI	437,500	811,013	2,000	None	437,500	813,013	1,250,513	137,371		10/09/07	300
Mount Pleasant	MI	463,750	860,718	1,500	None	463,750	862,218	1,325,968	145,525		10/09/07	300
Mount Pleasant	MI	350,000	649,468	1,500	None	350,000	650,968	1,000,968	109,965		10/09/07	300
Mount Pleasant	MI	175,000	324,468	1,500	None	175,000	325,968	500,968	55,256		10/09/07	300
Mount Pleasant	MI	210,000	388,968	2,000	None	210,000	390,968	600,968	66,326		10/09/07	300
Mount Pleasant	MI	162,750	300,794	2,500	None	162,750	303,294	466,044	51,695		10/09/07	300
Mount Pleasant	MI	437,500	810,968	2,500	None	437,500	813,468	1,250,968	137,575		10/09/07	300
Petoskey	MI	490,000	909,513	1,000	None	490,000	910,513	1,400,513	153,526		10/09/07	300
Prudenville	MI	133,000	245,013	2,500	None	133,000	247,513	380,513	42,306		10/09/07	300
Saginaw	MI	262,500	486,513	1,500	None	262,500	488,013	750,513	82,534		10/09/07	300
Standish	MI	92,750	171,263	1,500	None	92,750	172,763	265,513	29,467		10/09/07	300
Traverse City	MI	210,000	389,002	2,000	None	210,000	391,002	601,002	66,332		10/09/07	300
Walker	MI	586,250	1,088,499	1,500	None	586,250	1,089,999	1,676,249	183,868		10/09/07	300
Alexandria	MN	132,924	244,858	2,000	None	132,924	246,858	379,782	10,419		12/01/10	300
Andover	MN	888,706	1,648,454	2,000	None	888,706	1,650,454	2,539,160	68,902		12/01/10	300
Apple Valley	MN	350,000	648,000	2,000	None	350,000	650,000	1,000,000	27,217		12/01/10	300
Baxter	MN	350,000	648,000	2,000	None	350,000	650,000	1,000,000	27,217		12/01/10	300
Blaine	MN	767,270	1,422,929	2,000	None	767,270	1,424,929	2,192,199	59,505		12/01/10	300
Bloomington	MN	676,771	1,255,359	1,500	None	676,771	1,256,859	1,933,630	52,469		12/01/10	300
Bloomington	MN	262,500	485,500	2,000	None	262,500	487,500	750,000	20,446		12/01/10	300
Brainerd	MN	490,000	907,000	3,000	None	490,000	910,000	1,400,000	38,117		12/01/10	300
Brooklyn Center	MN	979,764	1,818,061	1,500	None	979,764	1,819,561	2,799,325	75,915		12/01/10	300
Brooklyn Center	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
Brooklyn Center	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
Brooklyn Park	MN	830,336	1,540,052	2,000	None	830,336	1,542,052	2,372,388	64,386		12/01/10	300
Brooklyn Park	MN	578,964	1,073,220	2,000	None	578,964	1,075,220	1,654,184	44,934		12/01/10	300
Burnsville	MN	615,240	1,141,089	1,500	None	615,240	1,142,589	1,757,829	47,708		12/01/10	300
Burnsville	MN	515,298	954,981	2,000	None	515,298	956,981	1,472,279	40,008		12/01/10	300
Burnsville	MN	350,000	648,000	2,000	None	350,000	650,000	1,000,000	27,217		12/01/10	300
Burnsville	MN	932,558	1,729,892	2,000	None	932,558	1,731,892	2,664,450	72,296		12/01/10	300
Chaska	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
Chaska	MN	490,000	908,000	2,000	None	490,000	910,000	1,400,000	38,050		12/01/10	300
Columbia Heights	MN	673,068	1,248,483	1,500	None	673,068	1,249,983	1,923,051	52,183		12/01/10	300
Coon Rapids	MN	490,000	908,000	2,000	None	490,000	910,000	1,400,000	38,050		12/01/10	300
Cottage Grove	MN	805,888	1,494,650	2,000	None	805,888	1,496,650	2,302,538	62,494		12/01/10	300
Crystal	MN	552,641	1,024,332	2,000	None	552,641	1,026,332	1,578,973	42,897		12/01/10	300
Crystal	MN	740,518	1,373,248	2,000	None	740,518	1,375,248	2,115,766	57,435		12/01/10	300
Eagan	MN	699,277	1,296,658	2,000	None	699,277	1,298,658	1,997,935	54,244		12/01/10	300
Eagan	MN	906,287	1,680,604	2,500	None	906,287	1,683,104	2,589,391	70,296		12/01/10	300
Eden Prairie	MN	947,702	1,758,519	1,500	None	947,702	1,760,019	2,707,721	73,434		12/01/10	300
Eden Prairie	MN	485,526	899,690	2,000	None	485,526	901,690	1,387,216	37,704		12/01/10	300
Edina	MN	568,893	1,054,516	2,000	None	568,893	1,056,516	1,625,409	44,155		12/01/10	300
Elk River	MN	613,113	1,137,137	1,500	None	613,113	1,138,637	1,751,750	47,543		12/01/10	300
Elk River	MN	456,850	846,435	2,000	None	456,850	848,435	1,305,285	35,485		12/01/10	300
Excelsior	MN	262,500	485,500	2,000	None	262,500	487,500	750,000	20,446		12/01/10	300
Falcon Heights	MN	494,415	916,199	2,000	None	494,415	918,199	1,412,614	38,392		12/01/10	300
Farmington	MN	437,500	810,500	2,000	None	437,500	812,500	1,250,000	33,988		12/01/10	300
Forest Lake	MN	398,985	739,473	1,500	None	398,985	740,973	1,139,958	30,974		12/01/10	300
Fridley	MN	519,325	962,461	2,000	None	519,325	964,461	1,483,786	40,319		12/01/10	300
Fridley	MN	706,295	1,309,691	2,000	None	706,295	1,311,691	2,017,986	54,787		12/01/10	300
Fridley	MN	175,000	323,000	2,000	None	175,000	325,000	500,000	13,675		12/01/10	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Golden Valley	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
Ham Lake	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
Hastings	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
Inver Grove Hghts	MN	134,705	248,666	1,500	None	134,705	250,166	384,871	10,524		12/01/10	300
Inver Grove Hghts	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
Lakeville	MN	631,855	1,171,446	2,000	None	631,855	1,173,446	1,805,301	49,027		12/01/10	300
Lakeville	MN	654,912	1,214,266	2,000	None	654,912	1,216,266	1,871,178	50,811		12/01/10	300
Litchfield	MN	388,788	720,536	1,500	None	388,788	722,036	1,110,824	30,185		12/01/10	300
Little Falls	MN	175,000	323,500	1,500	None	175,000	325,000	500,000	13,642		12/01/10	300
Long Lake	MN	808,543	1,499,579	2,000	None	808,543	1,501,579	2,310,122	62,699		12/01/10	300
Maplewood	MN	931,427	1,728,293	1,500	None	931,427	1,729,793	2,661,220	72,175		12/01/10	300
Maplewood	MN	175,000	323,000	2,000	None	175,000	325,000	500,000	13,675		12/01/10	300
Mendota Heights	MN	827,026	1,533,906	2,000	None	827,026	1,535,906	2,362,932	64,129		12/01/10	300
Mendota Heights	MN	717,808	1,331,072	2,000	None	717,808	1,333,072	2,050,880	55,678		12/01/10	300
Minneapolis	MN	365,977	678,171	1,500	None	365,977	679,671	1,045,648	28,420		12/01/10	300
Minneapolis	MN	738,535	1,370,064	1,500	None	738,535	1,371,564	2,110,099	57,249		12/01/10	300
Minneapolis	MN	811,510	1,505,590	1,500	None	811,510	1,507,090	2,318,600	62,895		12/01/10	300
Minneapolis	MN	350,000	648,500	1,500	None	350,000	650,000	1,000,000	27,183		12/01/10	300
Minneapolis	MN	759,822	1,409,597	1,500	None	759,822	1,411,097	2,170,919	58,896		12/01/10	300
Minneapolis	MN	967,640	1,795,045	2,000	None	967,640	1,797,045	2,764,685	75,010		12/01/10	300
Minneapolis	MN	856,122	1,587,941	2,000	None	856,122	1,589,941	2,446,063	66,381		12/01/10	300
Minneapolis	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
Minneapolis	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
Minneapolis	MN	938,237	1,740,440	2,000	None	938,237	1,742,440	2,680,677	72,735		12/01/10	300
Minneapolis	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
Minneapolis	MN	539,242	999,450	2,000	None	539,242	1,001,450	1,540,692	41,860		12/01/10	300
Minneapolis	MN	577,070	1,069,702	2,000	None	577,070	1,071,702	1,648,772	44,788		12/01/10	300
Minneapolis	MN	175,000	323,000	2,000	None	175,000	325,000	500,000	13,675		12/01/10	300
Minneapolis	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
Monticello	MN	589,643	1,093,051	2,000	None	589,643	1,095,051	1,684,694	45,760		12/01/10	300
Mounds View	MN	743,926	1,379,578	2,000	None	743,926	1,381,578	2,125,504	57,699		12/01/10	300
New Brighton	MN	585,039	1,085,002	1,500	None	585,039	1,086,502	1,671,541	45,371		12/01/10	300
New Hope	MN	175,000	323,500	1,500	None	175,000	325,000	500,000	13,642		12/01/10	300
Newport	MN	967,228	1,794,280	2,000	None	967,228	1,796,280	2,763,508	74,978		12/01/10	300
Oak Park Heights	MN	635,158	1,177,579	2,000	None	635,158	1,179,579	1,814,737	49,282		12/01/10	300
Pine City	MN	644,412	1,194,265	2,500	None	644,412	1,196,765	1,841,177	50,032		12/01/10	300
Princeton	MN	546,257	1,012,476	2,000	None	546,257	1,014,476	1,560,733	42,403		12/01/10	300
Ramsey	MN	650,205	1,205,523	2,000	None	650,205	1,207,523	1,857,728	50,447		12/01/10	300
Richfield	MN	436,919	809,921	1,500	None	436,919	811,421	1,248,340	33,909		12/01/10	300
Richfield	MN	630,540	1,169,003	2,000	None	630,540	1,171,003	1,801,543	48,925		12/01/10	300
Richfield	MN	678,216	1,257,543	2,000	None	678,216	1,259,543	1,937,759	52,614		12/01/10	300
Richfield	MN	839,497	1,557,065	2,000	None	839,497	1,559,065	2,398,562	65,094		12/01/10	300
Rochester	MN	110,113	202,995	1,500	None	110,113	204,495	314,608	8,621		12/01/10	300
Rochester	MN	585,831	1,085,971	2,000	None	585,831	1,087,971	1,673,802	45,465		12/01/10	300
Rochester	MN	262,500	485,500	2,000	None	262,500	487,500	750,000	20,446		12/01/10	300
Rochester	MN	66,848	122,146	2,000	None	66,848	124,146	190,994	5,306		12/01/10	300
Rochester	MN	594,385	1,101,857	2,000	None	594,385	1,103,857	1,698,242	46,127		12/01/10	300
Rogers	MN	781,303	1,448,991	2,000	None	781,303	1,450,991	2,232,294	60,591		12/01/10	300
Roseville	MN	403,786	748,387	1,500	None	403,786	749,887	1,153,673	31,345		12/01/10	300
Roseville	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
Roseville	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Roseville	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
Sauk Rapids	MN	175,000	323,000	2,000	None	175,000	325,000	500,000	13,675		12/01/10	300
Savage	MN	605,220	1,122,481	1,500	None	605,220	1,123,981	1,729,201	46,933		12/01/10	300
Savage	MN	569,195	1,055,575	1,500	None	569,195	1,057,075	1,626,270	44,145		12/01/10	300
Savage	MN	175,000	323,000	2,000	None	175,000	325,000	500,000	13,675		12/01/10	300
Shakopee	MN	783,764	1,454,062	1,500	None	783,764	1,455,562	2,239,326	60,748		12/01/10	300
Shakopee	MN	688,324	1,276,317	2,000	None	688,324	1,278,317	1,966,641	53,397		12/01/10	300
Shakopee	MN	477,517	883,817	3,000	None	477,517	886,817	1,364,334	37,151		12/01/10	300
Shakopee	MN	522,391	966,156	4,000	None	522,391	970,156	1,492,547	40,690		12/01/10	300
St. Cloud	MN	786,129	1,458,454	1,500	None	786,129	1,459,954	2,246,083	60,931		12/01/10	300
St. Cloud	MN	677,052	1,255,383	2,000	None	677,052	1,257,383	1,934,435	52,524		12/01/10	300
St. Cloud	MN	175,000	322,000	3,000	None	175,000	325,000	500,000	13,742		12/01/10	300
St. Louis Park	MN	175,000	323,500	1,500	None	175,000	325,000	500,000	13,642		12/01/10	300
St. Michael	MN	561,604	1,040,480	2,500	None	561,604	1,042,980	1,604,584	43,624		12/01/10	300
St. Paul	MN	827,608	1,535,987	1,000	None	827,608	1,536,987	2,364,595	64,108		12/01/10	300
St. Paul	MN	808,755	1,500,473	1,500	None	808,755	1,501,973	2,310,728	62,682		12/01/10	300
St. Paul	MN	418,774	776,223	1,500	None	418,774	777,723	1,196,497	32,505		12/01/10	300
St. Paul	MN	175,000	323,500	1,500	None	175,000	325,000	500,000	13,642		12/01/10	300
St. Paul	MN	175,000	323,500	1,500	None	175,000	325,000	500,000	13,642		12/01/10	300
St. Paul	MN	979,764	1,818,061	1,500	None	979,764	1,819,561	2,799,325	75,915		12/01/10	300
St. Paul	MN	576,820	1,069,736	1,500	None	576,820	1,071,236	1,648,056	44,735		12/01/10	300
St. Paul	MN	592,617	1,099,075	1,500	None	592,617	1,100,575	1,693,192	45,957		12/01/10	300
St. Paul	MN	739,277	1,371,444	1,500	None	739,277	1,372,944	2,112,221	57,306		12/01/10	300
St. Paul	MN	788,752	1,463,324	1,500	None	788,752	1,464,824	2,253,576	61,134		12/01/10	300
St. Paul	MN	950,678	1,764,046	1,500	None	950,678	1,765,546	2,716,224	73,664		12/01/10	300
St. Paul	MN	175,000	323,500	1,500	None	175,000	325,000	500,000	13,642		12/01/10	300
St. Paul	MN	262,500	486,000	1,500	None	262,500	487,500	750,000	20,413		12/01/10	300
St. Paul	MN	541,547	1,004,231	1,500	None	541,547	1,005,731	1,547,278	42,005		12/01/10	300
St. Paul	MN	832,144	1,543,409	2,000	None	832,144	1,545,409	2,377,553	64,525		12/01/10	300
St. Paul	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
St. Paul	MN	531,091	984,311	2,000	None	531,091	986,311	1,517,402	41,230		12/01/10	300
St. Paul	MN	789,790	1,464,752	2,000	None	789,790	1,466,752	2,256,542	61,248		12/01/10	300
St. Paul Park	MN	1,925,000	3,575,000	None	None	1,925,000	3,575,000	5,500,000	148,958		12/01/10	300
St. Paul Park	MN	979,764	1,818,061	1,500	None	979,764	1,819,561	2,799,325	75,915		12/01/10	300
Vadnais Heights	MN	931,400	1,727,742	2,000	None	931,400	1,729,742	2,661,142	72,206		12/01/10	300
West St. Paul	MN	979,764	1,818,061	1,500	None	979,764	1,819,561	2,799,325	75,915		12/01/10	300
White Bear Lake	MN	943,945	1,751,040	2,000	None	943,945	1,753,040	2,696,985	73,177		12/01/10	300
White Bear Lake	MN	860,523	1,596,113	2,000	None	860,523	1,598,113	2,458,636	66,721		12/01/10	300
Willmar	MN	919,366	1,705,395	2,000	None	919,366	1,707,395	2,626,761	71,275		12/01/10	300
Woodbury	MN	962,500	1,786,000	1,500	None	962,500	1,787,500	2,750,000	74,579		12/01/10	300
Zimmerman	MN	979,764	1,817,561	2,000	None	979,764	1,819,561	2,799,325	75,948		12/01/10	300
Brandon	MS	671,486	1,247,588	None	None	671,486	1,247,588	1,919,074	326,453		06/30/05	300
Flowood	MS	437,926	813,832	None	None	437,926	813,832	1,251,758	212,953		06/30/05	300
Flowood	MS	399,972	743,347	None	None	399,972	743,347	1,143,319	194,510		06/30/05	300
Jackson	MS	329,904	613,221	None	None	329,904	613,221	943,125	160,460		06/30/05	300
Jackson	MS	540,108	1,003,600	None	None	540,108	1,003,600	1,543,708	262,609		06/30/05	300
Marion	MS	350,341	651,013	None	None	350,341	651,013	1,001,354	170,349		06/30/05	300
Meridian	MS	437,926	813,671	None	None	437,926	813,671	1,251,597	212,911		06/30/05	300
Meridian	MS	405,811	754,030	None	None	405,811	754,030	1,159,841	197,305		06/30/05	300
Meridian	MS	145,975	271,478	None	None	145,975	271,478	417,453	71,037		06/30/05	300
Meridian	MS	280,273	520,887	None	None	280,273	520,887	801,160	136,299		06/30/05	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Meridian	MS	321,146	596,794	None	None	321,146	596,794	917,940	154,172		07/19/05	300
Newton	MS	467,121	867,891	None	None	467,121	867,891	1,335,012	227,099		06/30/05	300
Pearl	MS	544,488	1,011,733	None	None	544,488	1,011,733	1,556,221	264,737		06/30/05	300
Philadelphia	MS	472,960	878,735	None	None	472,960	878,735	1,351,695	229,936		06/30/05	300
Southaven	MS	310,000	641,637	None	None	310,000	641,637	951,637	199,974		03/18/04	300
Terry	MS	583,901	1,084,930	None	None	583,901	1,084,930	1,668,831	283,890		06/30/05	300
Waveland	MS	180,000	331,637	None	None	180,000	331,637	511,637	103,358		03/18/04	300
Aberdeen	NC	600,000	300,625	None	None	600,000	300,625	900,625	131,751		01/25/01	300
Archdale	NC	410,000	731,637	None	None	410,000	731,637	1,141,637	228,024		03/18/04	300
Banner Elk	NC	355,330	660,558	1,500	None	355,330	662,058	1,017,388	100,746		03/27/08	300
Banner Elk	NC	386,993	718,861	2,000	None	386,993	720,861	1,107,854	109,776		03/27/08	300
Blowing Rock	NC	369,403	685,693	2,500	None	369,403	688,193	1,057,596	104,933		03/27/08	300
Burgaw	NC	198,774	369,653	1,000	None	198,774	370,653	569,427	56,438		03/27/08	300
Burgaw	NC	457,356	849,377	1,500	None	457,356	850,877	1,308,233	129,384		03/27/08	300
Carolina Beach	NC	457,356	848,929	2,000	None	457,356	850,929	1,308,285	129,503		03/27/08	300
Cary	NC	255,064	473,349	2,500	None	255,064	475,849	730,913	72,728		03/27/08	300
Charlotte	NC	300,000	291,637	None	None	300,000	291,637	591,637	90,891		03/18/04	300
Charlotte	NC	640,000	581,637	None	None	640,000	581,637	1,221,637	181,274		03/18/04	300
Durham	NC	720,000	851,637	None	None	720,000	851,637	1,571,637	265,424		03/18/04	300
Goldsboro	NC	460,000	740,625	None	None	460,000	740,625	1,200,625	324,618		01/25/01	300
Greensboro	NC	700,000	655,000	None	None	700,000	655,000	1,355,000	319,858		10/27/99	300
Greenville	NC	330,000	515,000	None	None	330,000	515,000	845,000	337,325		08/25/95	300
Hampstead	NC	562,900	1,045,971	1,000	None	562,900	1,046,971	1,609,871	159,013		03/27/08	300
Holly Ridge	NC	721,215	1,339,486	1,500	None	721,215	1,340,986	2,062,201	203,717		03/27/08	300
Hubert	NC	404,584	750,372	2,500	None	404,584	752,872	1,157,456	114,743		03/27/08	300
Jacksonville	NC	150,000	530,000	None	None	150,000	530,000	680,000	347,150		08/25/95	300
Jacksonville	NC	180,000	371,637	None	None	180,000	371,637	551,637	115,824		03/18/04	300
Jacksonville	NC	140,000	260,727	None	None	140,000	260,727	400,727	80,388		04/14/04	300
Jacksonville	NC	351,812	653,367	1,500	None	351,812	654,867	1,006,679	99,655		03/27/08	300
Kinston	NC	550,000	1,057,833	None	153	550,000	1,057,986	1,607,986	601,155		10/24/97	300
Raleigh	NC	740,000	791,637	None	None	740,000	791,637	1,531,637	246,724		03/18/04	300
Richlands	NC	492,537	914,735	1,500	None	492,537	916,235	1,408,772	139,296		03/27/08	300
Richlands	NC	376,439	698,103	2,500	None	376,439	700,603	1,077,042	106,815		03/27/08	300
Riegelwood	NC	0	452,416	1,500	None	0	453,916	453,916	73,298		03/27/08	300
Rose Hill	NC	198,774	369,153	1,500	None	198,774	370,653	569,427	56,550		03/27/08	300
Roxboro	NC	243,112	368,107	None	None	243,112	368,107	611,219	129,444		03/19/03	300
Salisbury	NC	474,946	882,203	2,000	None	474,946	884,203	1,359,149	134,550		03/27/08	300
Shallotte	NC	492,537	914,766	1,500	None	492,537	916,266	1,408,803	139,301		03/27/08	300
Wallace	NC	0	175,408	2,000	None	0	177,408	177,408	37,179		03/27/08	300
Whitelake	NC	351,812	653,367	1,500	None	351,812	654,867	1,006,679	99,655		03/27/08	300
Wilmington	NC	351,812	653,930	1,000	None	351,812	654,930	1,006,742	99,553		03/27/08	300
Wilmington	NC	439,765	817,271	1,000	None	439,765	818,271	1,258,036	124,327		03/27/08	300
Wilmington	NC	334,222	621,320	1,000	None	334,222	622,320	956,542	94,607		03/27/08	300
Wilmington	NC	228,678	424,774	1,500	None	228,678	426,274	654,952	64,985		03/27/08	300
Wilmington	NC	364,126	676,287	1,500	None	364,126	677,787	1,041,913	103,132		03/27/08	300
Wilmington	NC	0	804,196	1,500	None	0	805,696	805,696	122,531		03/27/08	300
Wilmington	NC	386,993	718,788	1,500	None	386,993	720,288	1,107,281	109,578		03/27/08	300
Wilmington	NC	334,222	620,751	1,500	None	334,222	622,251	956,473	94,709		03/27/08	300
Wilmington	NC	474,946	881,640	2,000	None	474,946	883,640	1,358,586	134,464		03/27/08	300
Wilmington	NC	0	351,366	2,000	None	0	353,366	353,366	94,763		03/27/08	300
Wilmington	NC	334,222	620,284	2,000	None	334,222	622,284	956,506	94,825		03/27/08	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Wilmington	NC	527,718	979,145	2,500	None	527,718	981,645	1,509,363	149,440		03/27/08	300
Wilmington	NC	439,765	815,793	2,500	None	439,765	818,293	1,258,058	124,665		03/27/08	300
Wilmington	NC	527,718	979,102	2,500	None	527,718	981,602	1,509,320	149,434		03/27/08	300
Winston-Salem	NC	320,000	311,637	None	None	320,000	311,637	631,637	97,124		03/18/04	300
Zebulon	NC	306,077	568,087	2,500	None	306,077	570,587	876,664	87,096		03/27/08	300
Farmingdale	NJ	1,459,957	2,712,264	None	None	1,459,957	2,712,264	4,172,221	1,017,059		08/06/02	300
Galloway	NJ	1,367,872	2,540,604	None	None	1,367,872	2,540,604	3,908,476	969,621		06/27/02	300
Hamilton	NJ	1,539,117	2,858,630	None	None	1,539,117	2,858,630	4,397,747	1,091,937		06/27/02	300
MillVille	NJ	953,891	1,771,782	None	None	953,891	1,771,782	2,725,673	676,220		06/27/02	300
Toms River	NJ	1,265,861	2,351,154	None	None	1,265,861	2,351,154	3,617,015	897,711		06/27/02	300
Toms River	NJ	982,526	1,824,961	None	None	982,526	1,824,961	2,807,487	696,175		06/27/02	300
Albuquerque	NM	200,000	271,637	None	None	200,000	271,637	471,637	84,658		03/18/04	300
Kingston	NY	257,763	456,042	None	None	257,763	456,042	713,805	304,788		04/06/95	300
Alliance	OH	454,440	841,460	2,500	None	454,440	843,960	1,298,400	52,265		06/22/10	300
Atwater	OH	118,555	266,748	None	209	118,555	266,957	385,512	179,269		03/03/95	300
Bellefontaine	OH	455,000	845,610	1,500	None	455,000	847,110	1,302,110	131,634		02/29/08	300
Bellefontaine	OH	560,000	1,039,610	2,500	None	560,000	1,042,110	1,602,110	162,087		02/29/08	300
Columbus	OH	273,085	471,693	None	None	273,085	471,693	744,778	302,669		12/21/95	300
Columbus	OH	147,296	304,411	None	122	147,296	304,533	451,829	204,539		03/03/95	300
Cuyahoga Falls	OH	321,792	1,144,619	None	None	321,792	1,144,619	1,466,411	395,011		03/03/95	300
De Graff	OH	302,750	561,860	2,500	None	302,750	564,360	867,110	88,036		02/29/08	300
Eaton	OH	164,588	306,934	None	None	164,588	306,934	471,522	56,779		05/25/07	300
Galion	OH	138,981	327,597	None	209	138,981	327,806	466,787	220,139		03/06/95	300
Groveport	OH	277,198	445,497	16,091	237	277,198	461,825	739,023	286,858		12/21/95	300
Jackson Center	OH	367,500	682,110	2,500	None	367,500	684,610	1,052,110	106,675		02/29/08	300
Kenton	OH	140,000	261,462	1,000	None	140,000	262,462	402,462	35,620		08/29/08	300
Marysville	OH	507,500	943,110	1,500	None	507,500	944,610	1,452,110	146,746		02/29/08	300
Marysville	OH	700,000	1,300,610	1,500	None	700,000	1,302,110	2,002,110	202,159		02/29/08	300
Marysville	OH	350,000	650,610	1,500	None	350,000	652,110	1,002,110	101,409		02/29/08	300
Perrysburg	OH	211,678	390,680	None	134	211,678	390,814	602,492	235,451	01/10/96	09/01/95	300
Russells Point	OH	546,000	1,013,610	2,500	None	546,000	1,016,110	1,562,110	158,057		02/29/08	300
Streetsboro	OH	402,988	533,349	None	114	402,988	533,463	936,451	293,357	01/27/97	09/03/96	300
Tiffin	OH	117,017	273,040	None	209	117,017	273,249	390,266	183,495		03/07/95	300
Tipp City	OH	355,009	588,111	None	85	355,009	588,196	943,205	328,357	01/31/97	06/27/96	300
Wadsworth	OH	266,507	496,917	None	116	266,507	497,033	763,540	284,269	11/26/96	07/01/96	300
Tulsa	OK	126,545	508,266	None	173	126,545	508,439	634,984	295,712		06/27/97	300
Aliquippa	PA	226,195	452,631	None	None	226,195	452,631	678,826	144,085		01/29/04	300
Beaver	PA	95,626	223,368	None	None	95,626	223,368	318,994	71,103		01/29/04	300
Beaver Falls	PA	92,207	230,758	None	None	92,207	230,758	322,965	73,456		01/29/04	300
Cornwell Heights	PA	569,763	387,611	None	None	569,763	387,611	957,374	133,720		05/29/03	300
Doylestown	PA	800,134	1,226,452	None	None	800,134	1,226,452	2,026,586	423,121		05/29/03	300
East Caln	PA	1,722,222	576	None	None	1,722,222	576	1,722,798	203		02/25/03	300
Lansdale	PA	1,356,324	385,761	None	None	1,356,324	385,761	1,742,085	133,081		05/29/03	300
Penndel	PA	739,487	1,003,809	None	None	739,487	1,003,809	1,743,296	346,309		05/29/03	300
Perryopolis	PA	148,953	134,299	None	None	148,953	134,299	283,252	42,750		01/29/04	300
Philadelphia	PA	808,681	256,843	None	None	808,681	256,843	1,065,524	88,605		05/29/03	300
Philadelphia	PA	425,928	167,147	None	None	425,928	167,147	593,075	57,660		05/29/03	300
Philadelphia	PA	390,342	226,919	None	None	390,342	226,919	617,261	78,281		05/29/03	300
Philadelphia	PA	541,792	236,049	None	None	541,792	236,049	777,841	81,431		05/29/03	300
Philadelphia	PA	530,018	214,977	None	None	530,018	214,977	744,995	74,162		05/29/03	300
Philadelphia	PA	614,101	277,277	None	None	614,101	277,277	891,378	95,655		05/29/03	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Philadelphia	PA	1,011,389	491,302	None	None	1,011,389	491,302	1,502,691	169,494		05/29/03	300
Philadelphia	PA	935,672	448,426	None	None	935,672	448,426	1,384,098	154,702		05/29/03	300
Philadelphia	PA	689,172	426,596	None	None	689,172	426,596	1,115,768	147,170		05/29/03	300
Philadelphia	PA	349,294	134,485	None	None	349,294	134,485	483,779	46,392		05/29/03	300
Philadelphia	PA	557,515	244,121	None	None	557,515	244,121	801,636	80,967		09/16/03	300
Pittsburgh	PA	497,668	320,170	None	None	497,668	320,170	817,838	101,919		01/29/04	300
Pittsburgh	PA	296,277	287,540	None	None	296,277	287,540	583,817	91,531		01/29/04	300
Pittsburgh	PA	395,417	474,741	None	None	395,417	474,741	870,158	151,124		01/29/04	300
Pittsburgh	PA	118,118	231,108	None	None	118,118	231,108	349,226	73,567		01/29/04	300
South Park	PA	252,247	436,182	None	None	252,247	436,182	688,429	138,810		01/29/04	300
Southampton	PA	783,279	163,721	None	None	783,279	163,721	947,000	56,478		05/29/03	300
Valencia	PA	440,565	278,492	None	None	440,565	278,492	719,057	88,651		01/29/04	300
Verona	PA	171,411	257,358	None	None	171,411	257,358	428,769	81,923		01/29/04	300
Willow Grove	PA	329,934	73,123	None	None	329,934	73,123	403,057	25,222		05/29/03	300
Aiken	SC	320,000	432,527	None	None	320,000	432,527	752,527	215,539		07/22/99	300
Aiken	SC	330,000	472,679	None	None	330,000	472,679	802,679	235,548		07/22/99	300
Aiken	SC	560,000	543,588	None	None	560,000	543,588	1,103,588	270,882		07/22/99	300
Aiken	SC	360,000	542,982	None	None	360,000	542,982	902,982	270,581		07/22/99	300
Aiken	SC	540,000	388,058	None	None	540,000	388,058	928,058	193,377		07/22/99	300
Aiken	SC	250,000	251,770	None	None	250,000	251,770	501,770	125,463		07/22/99	300
Beach Island	SC	330,000	481,637	None	None	330,000	481,637	811,637	150,108		03/18/04	300
Belvedere	SC	490,000	463,080	None	None	490,000	463,080	953,080	230,764		07/22/99	300
Bishopville	SC	191,738	356,130	1,500	None	191,738	357,630	549,368	54,574		03/27/08	300
Bonneau	SC	128,411	239,191	1,500	None	128,411	240,691	369,102	36,839		03/27/08	300
Camden	SC	269,136	499,897	1,500	None	269,136	501,397	770,533	76,379		03/27/08	300
Charleston	SC	170,000	350,000	None	None	170,000	350,000	520,000	229,250		08/25/95	300
Columbia	SC	150,000	450,000	None	None	150,000	450,000	600,000	294,750		08/25/95	300
Columbia	SC	520,000	471,637	None	None	520,000	471,637	991,637	146,991		03/18/04	300
Conway	SC	0	251,890	1,000	None	0	252,890	252,890	59,737		03/27/08	300
Cordova	SC	137,207	255,025	2,000	None	137,207	257,025	394,232	39,428		03/27/08	300
Eastover	SC	138,966	258,625	1,000	None	138,966	259,625	398,591	39,599		03/27/08	300
Florence	SC	193,497	359,413	1,500	None	193,497	360,913	554,410	55,072		03/27/08	300
Florence	SC	337,740	627,293	1,500	None	337,740	628,793	966,533	95,701		03/27/08	300
Goose Creek	SC	150,000	241,637	None	None	150,000	241,637	391,637	75,308		03/18/04	300
Greenville	SC	390,000	462,847	None	None	390,000	462,847	852,847	230,648		07/22/99	300
Greenville	SC	300,000	402,392	None	None	300,000	402,392	702,392	200,522		07/22/99	300
Greenville	SC	370,000	432,695	None	None	370,000	432,695	802,695	215,622		07/22/99	300
Greenville	SC	620,000	483,604	None	None	620,000	483,604	1,103,604	240,990		07/22/99	300
Greenville	SC	680,000	423,604	None	None	680,000	423,604	1,103,604	211,090		07/22/99	300
Greer	SC	400,000	502,879	None	None	400,000	502,879	902,879	250,597		07/22/99	300
Hemingway	SC	246,269	458,069	1,500	None	246,269	459,569	705,838	70,035		03/27/08	300
Hilton Head	SC	500,000	691,637	None	None	500,000	691,637	1,191,637	215,558		03/18/04	300
Hilton Head	SC	185,500	344,510	None	None	185,500	344,510	530,010	106,224		04/14/04	300
Irmo	SC	690,000	461,637	None	None	690,000	461,637	1,151,637	143,874		03/18/04	300
Jackson	SC	170,000	632,626	None	None	170,000	632,626	802,626	315,254		07/22/99	300
Kingstree	SC	209,328	389,965	1,000	None	209,328	390,965	600,293	59,519		03/27/08	300
Kingstree	SC	0	301,766	2,000	None	0	303,766	303,766	67,063		03/27/08	300
Lake City	SC	202,292	376,398	1,500	None	202,292	377,898	580,190	57,648		03/27/08	300
Lexington	SC	255,000	545,000	None	None	255,000	545,000	800,000	356,975		08/25/95	300
Lexington	SC	640,000	563,891	None	None	640,000	563,891	1,203,891	281,000		07/22/99	300
Lexington	SC	540,000	563,588	None	None	540,000	563,588	1,103,588	280,849		07/22/99	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Lexington	SC	360,000	843,891	None	None	360,000	843,891	1,203,891	420,533		07/22/99	300
Lugoff	SC	200,533	372,490	1,500	None	200,533	373,990	574,523	57,056		03/27/08	300
Moncks Corner	SC	351,812	654,578	1,000	None	351,812	655,578	1,007,390	99,652		03/27/08	300
Mt. Pleasant	SC	668,443	1,241,940	1,000	None	668,443	1,242,940	1,911,383	188,735		03/27/08	300
Myrtle Beach	SC	140,725	261,942	1,000	None	140,725	262,942	403,667	40,102		03/27/08	300
Myrtle Beach	SC	703,624	1,307,326	1,000	None	703,624	1,308,326	2,011,950	198,652		03/27/08	300
Myrtle Beach	SC	0	327,278	1,000	None	0	328,278	328,278	90,594		03/27/08	300
Myrtle Beach	SC	0	277,019	1,000	None	0	278,019	278,019	67,042		03/27/08	300
Myrtle Beach	SC	527,718	980,766	1,500	None	527,718	982,266	1,509,984	149,311		03/27/08	300
Myrtle Beach	SC	0	176,002	1,500	None	0	177,502	177,502	27,255		03/27/08	300
Myrtle Beach	SC	0	753,979	1,500	None	0	755,479	755,479	114,915		03/27/08	300
Myrtle Beach	SC	492,537	913,807	2,500	None	492,537	916,307	1,408,844	139,530		03/27/08	300
North Augusta	SC	400,000	452,777	None	None	400,000	452,777	852,777	225,630		07/22/99	300
North Augusta	SC	490,000	1,221,637	None	None	490,000	1,221,637	1,711,637	380,741		03/18/04	300
North Charleston	SC	400,000	650,000	None	None	400,000	650,000	1,050,000	425,750		08/25/95	300
Orangeburg	SC	320,000	691,637	None	None	320,000	691,637	1,011,637	215,558		03/18/04	300
Pinewood	SC	325,426	605,076	1,500	None	325,426	606,576	932,002	92,331		03/27/08	300
Simpsonville	SC	530,000	573,485	None	None	530,000	573,485	1,103,485	285,781		07/22/99	300
Spartanburg	SC	470,000	432,879	None	None	470,000	432,879	902,879	215,713		07/22/99	300
Summerton	SC	142,484	265,326	1,500	None	142,484	266,826	409,310	40,802		03/27/08	300
Summerville	SC	115,000	515,000	None	None	115,000	515,000	630,000	337,325		08/25/95	300
Summerville	SC	297,500	553,227	None	None	297,500	553,227	850,727	170,576		04/14/04	300
Sumter	SC	184,701	344,620	None	None	184,701	344,620	529,321	52,266		03/27/08	300
Sumter	SC	149,520	278,284	1,000	None	149,520	279,284	428,804	42,580		03/27/08	300
Sumter	SC	372,921	693,113	1,000	None	372,921	694,113	1,067,034	105,496		03/27/08	300
Sumter	SC	211,087	392,065	1,500	None	211,087	393,565	604,652	60,025		03/27/08	300
Sumter	SC	263,859	490,128	1,500	None	263,859	491,628	755,487	74,897		03/27/08	300
Sumter	SC	362,367	673,012	1,500	None	362,367	674,512	1,036,879	102,635		03/27/08	300
Sumter	SC	181,183	336,587	1,500	None	181,183	338,087	519,270	51,610		03/27/08	300
Sumter	SC	154,797	287,584	1,500	None	154,797	289,084	443,881	44,178		03/27/08	300
Sumter	SC	351,812	653,469	1,500	None	351,812	654,969	1,006,781	99,671		03/27/08	300
Sumter	SC	334,222	620,801	1,500	None	334,222	622,301	956,523	94,716		03/27/08	300
Sumter	SC	281,450	522,796	1,500	None	281,450	524,296	805,746	79,852		03/27/08	300
Sumter	SC	146,002	271,250	1,500	None	146,002	272,750	418,752	41,701		03/27/08	300
Sumter	SC	149,520	277,726	1,500	None	149,520	279,226	428,746	42,683		03/27/08	300
Sumter	SC	262,100	486,861	1,500	None	262,100	488,361	750,461	74,402		03/27/08	300
West Aiken	SC	400,000	402,665	None	None	400,000	402,665	802,665	200,657		07/22/99	300
West Columbia	SC	410,000	693,574	None	None	410,000	693,574	1,103,574	345,625		07/22/99	300
West Columbia	SC	336,000	624,727	None	None	336,000	624,727	960,727	192,622		04/14/04	300
Arrington	TN	385,000	716,242	None	None	385,000	716,242	1,101,242	235,160		10/16/03	300
Athens	TN	175,000	326,242	None	None	175,000	326,242	501,242	107,110		10/16/03	300
Athens	TN	124,179	231,860	None	None	124,179	231,860	356,039	76,121		10/16/03	300
Benton	TN	192,500	358,742	None	None	192,500	358,742	551,242	117,781		10/16/03	300
Chattanooga	TN	175,000	326,242	(79,571)	None	162,879	258,792	421,671	84,964		10/16/03	300
Chattanooga	TN	300,373	559,077	(39,679)	None	260,694	559,077	819,771	183,557		10/16/03	300
Chattanooga	TN	175,000	326,242	(24,664)	None	150,336	326,242	476,578	107,110		10/16/03	300
Chattanooga	TN	181,731	338,741	None	None	181,731	338,741	520,472	111,214		10/16/03	300
Chattanooga	TN	168,000	313,242	None	None	168,000	313,242	481,242	102,841		10/16/03	300
Chattanooga	TN	159,979	298,346	None	None	159,979	298,346	458,325	97,951		10/16/03	300
Chattanooga	TN	105,000	196,242	None	None	105,000	196,242	301,242	64,426		10/16/03	300
Chattanooga	TN	245,000	456,242	None	None	245,000	456,242	701,242	149,793		10/16/03	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Chattanooga	TN	297,500	553,742	None	None	297,500	553,742	851,242	181,806		10/16/03	300
Chattanooga	TN	323,750	822,529	None	None	323,750	822,529	1,146,279	250,144		10/16/03	300
Chattanooga	TN	280,000	521,242	None	None	280,000	521,242	801,242	171,135		10/16/03	300
Chattanooga	TN	257,250	478,992	None	None	257,250	478,992	736,242	157,263		10/16/03	300
Chattanooga	TN	283,209	527,201	None	None	283,209	527,201	810,410	173,091		10/16/03	300
Chattanooga	TN	542,500	1,008,742	None	None	542,500	1,008,742	1,551,242	331,197		10/16/03	300
Chattanooga	TN	332,500	618,742	None	None	332,500	618,742	951,242	203,147		10/16/03	300
Cleveland	TN	110,009	205,545	None	None	110,009	205,545	315,554	67,481		10/16/03	300
Cleveland	TN	227,500	423,742	None	None	227,500	423,742	651,242	139,122		10/16/03	300
Cleveland	TN	280,000	521,242	None	None	280,000	521,242	801,242	171,135		10/16/03	300
Cleveland	TN	245,000	456,242	None	None	245,000	456,242	701,242	149,793		10/16/03	300
Cleveland	TN	157,500	293,742	None	None	157,500	293,742	451,242	96,439		10/16/03	300
Cleveland	TN	122,500	228,742	None	None	122,500	228,742	351,242	75,097		10/16/03	300
Cleveland	TN	300,373	559,077	None	None	300,373	559,077	859,450	183,557		10/16/03	300
Dayton	TN	262,500	488,742	None	None	262,500	488,742	751,242	160,464		10/16/03	300
Decatur	TN	181,731	338,742	None	None	181,731	338,742	520,473	111,214		10/16/03	300
Dunlap	TN	315,000	586,242	None	None	315,000	586,242	901,242	192,476		10/16/03	300
Etowah	TN	192,500	358,742	None	None	192,500	358,742	551,242	117,781		10/16/03	300
Gallatin	TN	525,000	976,242	None	None	525,000	976,242	1,501,242	320,526		10/16/03	300
Gray	TN	191,151	355,563	None	None	191,151	355,563	546,714	58,666		11/29/07	300
Harrison	TN	484,313	900,680	None	None	484,313	900,680	1,384,993	295,717		10/16/03	300
Hixson	TN	271,250	504,992	None	None	271,250	504,992	776,242	165,799		10/16/03	300
Hixson	TN	513,215	954,355	None	None	513,215	954,355	1,467,570	313,340		10/16/03	300
Hixson	TN	94,500	176,742	None	None	94,500	176,742	271,242	58,024		10/16/03	300
Hixson	TN	300,373	559,077	None	None	300,373	559,077	859,450	183,557		10/16/03	300
Kimball	TN	332,500	618,742	None	None	332,500	618,742	951,242	203,147		10/16/03	300
Kingsport	TN	155,603	289,545	None	None	155,603	289,545	445,148	47,773		11/29/07	300
Kingsport	TN	310,303	576,845	None	None	310,303	576,845	887,148	95,178		11/29/07	300
La Vergne	TN	577,500	1,073,742	(15,745)	None	561,755	1,073,742	1,635,497	352,539		10/16/03	300
La Vergne	TN	340,000	650,000	None	None	340,000	650,000	990,000	425,750		08/25/95	300
Manchester	TN	266,119	495,463	None	None	266,119	495,463	761,582	162,671		10/16/03	300
Manchester	TN	281,675	524,352	None	None	281,675	524,352	806,027	172,156		10/16/03	300
Manchester	TN	319,846	595,242	None	None	319,846	595,242	915,088	195,432		10/16/03	300
Monteagle	TN	271,173	504,849	None	None	271,173	504,849	776,022	165,752		10/16/03	300
Mt. Juliet	TN	397,128	738,764	None	None	397,128	738,764	1,135,892	242,555		10/16/03	300
Murfreesboro	TN	549,500	1,021,742	None	None	549,500	1,021,742	1,571,242	335,466		10/16/03	300
Murfreesboro	TN	467,810	870,032	None	None	467,810	870,032	1,337,842	285,654		10/16/03	300
Murfreesboro	TN	300,373	559,077	None	None	300,373	559,077	859,450	183,557		10/16/03	300
Nashville	TN	498,628	927,264	None	None	498,628	927,264	1,425,892	304,446		10/16/03	300
Ocoee	TN	119,792	223,713	(11,239)	None	108,553	223,713	332,266	73,446		10/16/03	300
Ooltewah	TN	700,000	1,301,242	(190,623)	None	635,909	1,174,710	1,810,619	390,110		10/16/03	300
Ooltewah	TN	234,231	436,241	None	None	234,231	436,241	670,472	143,226		10/16/03	300
Ooltewah	TN	105,000	196,242	None	None	105,000	196,242	301,242	64,426		10/16/03	300
Red Bank	TN	350,000	651,242	None	None	350,000	651,242	1,001,242	213,818		10/16/03	300
Roan Mountain	TN	286,303	532,274	None	None	286,303	532,274	818,577	87,824		11/29/07	300
Shelbyville	TN	320,229	595,953	None	None	320,229	595,953	916,182	195,665		10/16/03	300
Smyrna	TN	426,466	793,251	None	None	426,466	793,251	1,219,717	260,444		10/16/03	300
Smyrna	TN	630,000	1,170,036	None	None	630,000	1,170,036	1,800,036	247,657		09/27/06	300
Soddy Daisy	TN	297,500	553,732	None	None	297,500	553,732	851,232	181,803		10/16/03	300
Soddy Daisy	TN	350,000	651,242	None	None	350,000	651,242	1,001,242	213,818		10/16/03	300
Soddy Daisy	TN	245,000	456,242	None	None	245,000	456,242	701,242	149,793		10/16/03	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Sweetwater	TN	122,500	228,742	None	None	122,500	228,742	351,242	75,097		10/16/03	300
Sweetwater	TN	339,231	1,131,287	None	None	339,231	1,131,287	1,470,518	293,926		10/16/03	300
Sweetwater	TN	133,000	248,242	None	None	133,000	248,242	381,242	81,500		10/16/03	300
Abingdon	VA	57,847	107,997	None	None	57,847	107,997	165,844	17,818		11/29/07	300
Big Stone Gap	VA	527,303	979,860	None	None	527,303	979,860	1,507,163	161,675		11/29/07	300
Bristol	VA	213,369	396,824	None	None	213,369	396,824	610,193	65,474		11/29/07	300
Bristol	VA	268,303	498,845	None	None	268,303	498,845	767,148	82,308		11/29/07	300
Bristol	VA	171,156	318,428	None	None	171,156	318,428	489,584	52,539		11/29/07	300
Castlewood	VA	387,303	720,307	None	None	387,303	720,307	1,107,610	118,849		11/29/07	300
Cedar Bluff	VA	492,303	915,307	None	None	492,303	915,307	1,407,610	151,024		11/29/07	300
Chatham	VA	347,728	525,031	None	None	347,728	525,031	872,759	184,629		03/19/03	300
Chesapeake	VA	225,000	400,366	None	None	225,000	400,366	625,366	102,093		08/18/05	300
Clintwood	VA	378,553	703,610	None	None	378,553	703,610	1,082,163	116,094		11/29/07	300
Coeburn	VA	168,934	314,764	None	None	168,934	314,764	483,698	51,935		11/29/07	300
Coeburn	VA	312,303	581,021	None	None	312,303	581,021	893,324	95,867		11/29/07	300
Coeburn	VA	282,303	525,307	None	None	282,303	525,307	807,610	86,674		11/29/07	300
Collinsville	VA	84,465	130,137	None	None	84,465	130,137	214,602	45,757		03/19/03	300
Danville	VA	149,276	227,333	None	None	149,276	227,333	376,609	79,938		03/19/03	300
Danville	VA	83,644	128,884	None	None	83,644	128,884	212,528	45,317		03/19/03	300
Danville	VA	266,722	403,501	None	None	266,722	403,501	670,223	141,891		03/19/03	300
Franklin	VA	536,667	863,699	None	None	536,667	863,699	1,400,366	220,243		08/18/05	300
Gate City	VA	422,303	784,845	None	None	422,303	784,845	1,207,148	129,498		11/29/07	300
Glen Allen	VA	700,000	440,965	None	17	700,000	440,982	1,140,982	241,792		04/17/98	300
Hampton	VA	433,985	459,108	None	300	433,985	459,408	893,393	251,960		04/17/98	300
Highland Springs	VA	396,720	598,547	None	None	396,720	598,547	995,267	210,482		03/19/03	300
Honaker	VA	492,303	915,307	None	None	492,303	915,307	1,407,610	151,024		11/29/07	300
Martinsville	VA	246,820	373,653	None	None	246,820	373,653	620,473	131,394		03/19/03	300
Martinsville	VA	83,521	128,706	None	None	83,521	128,706	212,227	45,254		03/19/03	300
Midlothian	VA	325,000	302,872	None	153	325,000	303,025	628,025	174,131		08/21/97	300
Newport News	VA	490,616	605,304	None	300	490,616	605,604	1,096,220	302,792	01/20/00	04/17/98	300
Norton	VA	157,826	293,688	None	None	157,826	293,688	451,514	48,457		11/29/07	300
Norton	VA	457,303	849,860	None	None	457,303	849,860	1,307,163	140,225		11/29/07	300
Norton	VA	222,256	413,344	None	None	222,256	413,344	635,600	68,200		11/29/07	300
Pound	VA	256,170	476,327	None	None	256,170	476,327	732,497	78,592		11/29/07	300
Pound	VA	276,303	513,717	None	None	276,303	513,717	790,020	84,762		11/29/07	300
Richlands	VA	140,051	261,125	None	None	140,051	261,125	401,176	43,084		11/29/07	300
Richmond	VA	1,144,841	3,371,146	None	None	1,144,841	3,371,146	4,515,987	1,262,339		08/22/02	300
Richmond	VA	298,227	451,014	None	None	298,227	451,014	749,241	158,599		03/19/03	300
Richmond	VA	329,698	498,015	None	None	329,698	498,015	827,713	175,128		03/19/03	300
Richmond	VA	213,982	324,659	None	None	213,982	324,659	538,641	114,164		03/19/03	300
Richmond	VA	482,735	727,776	None	None	482,735	727,776	1,210,511	255,927		03/19/03	300
Richmond	VA	350,453	529,365	None	None	350,453	529,365	879,818	186,153		03/19/03	300
Richmond	VA	323,496	488,918	None	None	323,496	488,918	812,414	171,929		03/19/03	300
Richmond	VA	278,443	421,584	None	None	278,443	421,584	700,027	148,250		03/19/03	300
Richmond	VA	700,000	400,740	None	300	700,000	401,040	1,101,040	219,958		04/17/98	300
Richmond	VA	400,000	250,875	None	300	400,000	251,175	651,175	137,780		04/17/98	300
Richmond	VA	1,000,000	740	None	300	1,000,000	1,040	1,001,040	624		04/17/98	300
Richmond	VA	700,000	100,695	None	300	700,000	100,995	800,995	55,434		04/17/98	300
Roanoke	VA	325,000	575,366	None	None	325,000	575,366	900,366	146,718		08/18/05	300
Rosedale	VA	211,147	393,160	None	None	211,147	393,160	604,307	64,870		11/29/07	300
Sandston	VA	152,535	232,528	None	None	152,535	232,528	385,063	81,765		03/19/03	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

South Boston	VA	160,893	244,778	None	None	160,893	244,778	405,671	86,073		03/19/03	300
St. Paul	VA	334,803	622,807	None	None	334,803	622,807	957,610	102,762		11/29/07	300
St. Paul	VA	422,303	785,307	None	None	422,303	785,307	1,207,610	129,574		11/29/07	300
Stafford	VA	271,865	601,997	None	167	271,865	602,164	874,029	362,244		12/20/96	300
Staunton	VA	675,000	1,000,366	None	None	675,000	1,000,366	1,675,366	255,093		08/18/05	300
Suffolk	VA	700,000	1,000,366	None	None	700,000	1,000,366	1,700,366	255,093		08/18/05	300
Tazewell	VA	153,382	285,882	None	None	153,382	285,882	439,264	47,169		11/29/07	300
Troutville	VA	575,000	975,366	None	None	575,000	975,366	1,550,366	248,718		08/18/05	300
Virginia Beach	VA	1,194,560	2,218,773	None	None	1,194,560	2,218,773	3,413,333	846,817		06/27/02	300
Warrenton	VA	515,971	649,125	None	161	515,971	649,286	1,165,257	390,597		12/20/96	300
Weber City	VA	369,803	687,345	None	None	369,803	687,345	1,057,148	113,410		11/29/07	300
Williamsburg	VA	838,172	1,556,910	None	None	838,172	1,556,910	2,395,082	594,145		06/27/02	300
Wise	VA	334,803	622,360	None	None	334,803	622,360	957,163	102,688		11/29/07	300
Wise	VA	66,733	124,517	None	None	66,733	124,517	191,250	20,544		11/29/07	300
Wise	VA	527,303	979,860	None	None	527,303	979,860	1,507,163	161,675		11/29/07	300
Wytheville	VA	1,222,535	1,577,830	None	None	1,222,535	1,577,830	2,800,365	402,347		08/18/05	300
Yorktown	VA	309,435	447,144	None	300	309,435	447,444	756,879	245,395		04/17/98	300
Spokane	WA	66,150	146,921	55,528	7,650	66,150	210,099	276,249	152,095		11/18/87	300
East Troy	WI	578,813	1,072,938	2,000	None	578,813	1,074,938	1,653,751	88,023		12/28/09	300
Ellsworth	WI	175,000	323,500	1,500	None	175,000	325,000	500,000	13,642		12/01/10	300
Menomonie	WI	441,256	817,975	1,500	None	441,256	819,475	1,260,731	34,245		12/01/10	300
Menomonie	WI	770,442	1,428,821	2,000	None	770,442	1,430,821	2,201,263	59,751		12/01/10	300
Menomonie	WI	175,000	323,000	2,000	None	175,000	325,000	500,000	13,675		12/01/10	300
Mondovi	WI	175,000	323,500	1,500	None	175,000	325,000	500,000	13,642		12/01/10	300
Osseo	WI	613,373	1,136,622	2,500	None	613,373	1,139,122	1,752,495	47,630		12/01/10	300

Crafts and Novelties
Cutler Ridge	FL	743,498	657,485	200,746	154	743,498	858,385	1,601,883	436,203		12/31/98	300
Rockford	IL	159,587	618,398	None	None	159,587	618,398	777,985	374,131		11/26/96	300
Stony Brook	NY	980,000	1,801,586	5,641	232	980,000	1,807,459	2,787,459	935,772		01/11/99	300
Pleasant Hills	PA	631,084	1,172,563	None	None	631,084	1,172,563	1,803,647	427,983		11/01/02	300

Drug Stores
Montgomery	AL	1,150,000	1,479,627	None	None	1,150,000	1,479,627	2,629,627	406,905		02/09/05	300
Bakersfield	CA	0	3,501,678	None	None	0	3,501,678	3,501,678	542,759		02/26/08	300
Encinitas	CA	0	3,751,713	None	None	0	3,751,713	3,751,713	581,515		02/26/08	300
Indio	CA	2,205,539	4,096,524	None	None	2,205,539	4,096,524	6,302,063	634,960		02/21/08	300
Sacramento	CA	1,490,000	3,473,583	None	None	1,490,000	3,473,583	4,963,583	167,890		10/22/10	300
Tracy	CA	2,467,993	4,584,246	None	None	2,467,993	4,584,246	7,052,239	741,120		12/20/07	300
Colorado Springs	CO	1,025,000	1,645,371	None	None	1,025,000	1,645,371	2,670,371	452,468		02/09/05	300
Fort Collins	CO	1,100,000	1,385,014	None	None	1,100,000	1,385,014	2,485,014	380,870		02/09/05	300
Casselberry	FL	1,075,020	1,664,284	None	None	1,075,020	1,664,284	2,739,304	884,872		09/30/98	300
Milton	FL	500,000	1,774,311	None	None	500,000	1,774,311	2,274,311	85,758		10/22/10	300
Adel	GA	500,000	1,056,116	None	None	500,000	1,056,116	1,556,116	283,385		04/29/05	300
Blackshear	GA	430,000	1,005,393	None	None	430,000	1,005,393	1,435,393	269,774		04/29/05	300
Bowdon	GA	410,000	1,010,615	None	None	410,000	1,010,615	1,420,615	271,176		04/29/05	300
Cairo	GA	330,000	1,152,243	None	None	330,000	1,152,243	1,482,243	309,179		04/29/05	300
Quitman	GA	730,000	856,586	None	None	730,000	856,586	1,586,586	235,553		02/09/05	300
Blackfoot	ID	560,000	1,932,186	None	None	560,000	1,932,186	2,492,186	531,343		02/09/05	300
Burley	ID	700,000	2,011,543	None	None	700,000	2,011,543	2,711,543	553,166		02/09/05	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Chubbuck	ID	890,000	1,267,183	None	None	890,000	1,267,183	2,157,183	348,467		02/09/05	300
Maryville	IL	780,685	2,344,436	None	None	780,685	2,344,436	3,125,121	74,240		03/16/11	300
Troy	IL	768,515	1,991,358	None	None	768,515	1,991,358	2,759,873	63,060		03/16/11	300
Salem	IN	0	2,351,296	None	None	0	2,351,296	2,351,296	505,529		08/16/06	300
Elkton	MD	1,751,013	3,252,546	None	None	1,751,013	3,252,546	5,003,559	504,143		02/21/08	300
Laurel	MD	0	2,400,696	None	None	0	2,400,696	2,400,696	516,150		08/16/06	300
Portland	ME	2,100,849	3,902,402	None	None	2,100,849	3,902,402	6,003,251	630,887		12/20/07	300
Gladwin	MI	1,365,747	2,536,910	None	None	1,365,747	2,536,910	3,902,657	393,220		02/21/08	300
Metamora	MI	859,139	2,291,557	None	None	859,139	2,291,557	3,150,696	492,685		08/16/06	300
Dellwood	MO	766,461	2,438,272	None	None	766,461	2,438,272	3,204,733	77,212		03/16/11	300
St. Louis	MO	744,817	2,300,087	None	None	744,817	2,300,087	3,044,904	72,836		03/16/11	300
Wildwood	MO	681,200	2,649,759	None	None	681,200	2,649,759	3,330,959	83,909		03/16/11	300
Carson City	NV	800,000	2,770,950	None	None	800,000	2,770,950	3,570,950	762,003		02/09/05	300
Reno	NV	1,100,000	2,602,911	None	None	1,100,000	2,602,911	3,702,911	715,792		02/09/05	300
Reno	NV	850,000	2,306,647	None	None	850,000	2,306,647	3,156,647	634,319		02/09/05	300
Sparks	NV	1,000,000	2,271,513	None	None	1,000,000	2,271,513	3,271,513	624,657		02/09/05	300
Sun Valley	NV	550,000	2,678,380	None	None	550,000	2,678,380	3,228,380	736,546		02/09/05	300
Cortland	OH	1,440,000	1,364,725	1,250	None	1,440,000	1,365,975	2,805,975	375,702		02/09/05	300
Madison	OH	580,000	1,272,742	None	None	580,000	1,272,742	1,852,742	341,513		04/29/05	300
Mayfield Heights	OH	0	2,703,730	None	None	0	2,703,730	2,703,730	419,077		02/21/08	300
Warren	OH	960,000	1,326,083	None	None	960,000	1,326,083	2,286,083	364,664		02/09/05	300
Warren	OH	800,000	1,241,503	None	None	800,000	1,241,503	2,041,503	341,404		02/09/05	300
Willowick	OH	530,000	1,241,308	None	None	530,000	1,241,308	1,771,308	333,079		04/29/05	300
Beaver	PA	1,933,000	3,003,160	None	None	1,933,000	3,003,160	4,936,160	485,511		12/20/07	300
Delmont	PA	720,000	1,246,023	10,475	None	720,000	1,256,498	1,976,498	346,577		02/09/05	300
Gettysburg	PA	0	2,500,750	None	None	0	2,500,750	2,500,750	537,661		08/16/06	300
Girard	PA	0	1,352,590	540,618	None	0	1,893,208	1,893,208	739,087		02/09/05	300
Johnstown	PA	250,000	2,593,436	None	None	250,000	2,593,436	2,843,436	713,186		02/09/05	300
Johnstown	PA	600,000	2,010,255	None	None	600,000	2,010,255	2,610,255	552,811		02/09/05	300
Murrysville	PA	710,000	1,666,912	None	None	710,000	1,666,912	2,376,912	458,389		02/09/05	300
Oakdale	PA	1,255,750	2,995,001	None	None	1,255,750	2,995,001	4,250,751	643,925		08/16/06	300
Philadelphia	PA	0	3,803,732	None	None	0	3,803,732	3,803,732	589,577		02/26/08	300
Reading	PA	1,400,000	3,304,996	None	None	1,400,000	3,304,996	4,704,996	512,273		02/21/08	300
Saint Marys	PA	1,663,632	3,090,403	None	None	1,663,632	3,090,403	4,754,035	499,615		12/20/07	300
Slippery Rock	PA	0	1,295,495	606,566	None	0	1,902,061	1,902,061	734,901		02/09/05	300
West Norriton	PA	0	3,603,611	None	None	0	3,603,611	3,603,611	558,558		02/21/08	300
Wexford	PA	2,300,000	2,606,080	None	None	2,300,000	2,606,080	4,906,080	403,942		02/21/08	300
Yeadon	PA	0	3,253,285	None	None	0	3,253,285	3,253,285	525,948		12/20/07	300
Fredericksburg	VA	0	2,901,815	None	None	0	2,901,815	2,901,815	449,780		02/21/08	300
Buckhannon	WV	1,716,898	3,189,190	None	None	1,716,898	3,189,190	4,906,088	494,323		02/21/08	300

Education
Peoria	AZ	281,750	625,779	69,854	32,404	281,750	728,037	1,009,787	638,053		03/30/88	300
Corona	CA	144,856	671,584	None	26,846	144,856	698,430	843,286	672,662		12/19/84	300
Coconut Creek	FL	310,111	1,243,682	None	None	310,111	1,243,682	1,553,793	615,909	08/02/99	12/01/98	300
Las Vegas	NV	1,080,444	3,346,772	None	73	1,080,444	3,346,845	4,427,289	1,846,215		03/04/98	300
Beaverton	OR	135,148	626,647	None	13,521	135,148	640,168	775,316	626,902		12/17/86	300
Arlington	TX	195,650	387,355	851	2,816	195,650	391,022	586,672	322,145		02/07/91	300
Austin	TX	238,000	528,604	90,133	24,911	238,000	643,648	881,648	507,163		04/06/89	300
Coppell	TX	208,641	463,398	28,600	8,317	208,641	500,315	708,956	457,069		12/11/87	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Mesquite	TX	1,049,287	1,949,085	164,665	64,012	1,049,287	2,177,762	3,227,049	863,663		03/28/02	300
Missouri City	TX	221,025	437,593	2,202	128	221,025	439,923	660,948	367,180		12/13/90	300
Southlake	TX	228,279	511,750	None	25,453	228,279	537,203	765,482	413,220		03/10/93	300
Sugar Land	TX	1,600,000	6,300,995	None	None	1,600,000	6,300,995	7,900,995	1,396,717		06/28/06	300
Chantilly	VA	688,917	3,208,607	None	None	688,917	3,208,607	3,897,524	1,551,980	05/07/99	09/30/98	300
Kingstowne	VA	300,000	1,191,396	None	None	300,000	1,191,396	1,491,396	550,329	08/22/00	11/08/99	300

Entertainment
Riverside	CA	7,800,000	130	(416,985)	None	7,383,015	130	7,383,145	47		07/05/02	300
Vista	CA	2,300,000	22	None	None	2,300,000	22	2,300,022	11		03/31/99	300
Dania	FL	8,272,080	1,713	None	36	8,272,080	1,749	8,273,829	874		03/31/99	300
Marietta	GA	1,500,000	768	None	None	1,500,000	768	1,500,768	309		06/29/01	300
Norcross	GA	1,600,000	768	None	None	1,600,000	768	1,600,768	309		06/29/01	300
Greensboro	NC	4,000,000	463	None	None	4,000,000	463	4,000,463	167		07/05/02	300
Brookhaven	NY	1,500,000	745	None	None	1,500,000	745	1,500,745	371		07/23/99	300
Riverhead	NY	6,200,000	744	None	None	6,200,000	744	6,200,744	371		07/23/99	300

Equipment Services
Lake Worth	FL	679,079	1,262,568	None	None	679,079	1,262,568	1,941,647	427,169		07/03/03	300
Elko	NV	1,401,115	10,342,501	None	None	1,401,115	10,342,501	11,743,616	327,513		03/15/11	300
Lewisville	TX	1,010,134	1,877,384	None	None	1,010,134	1,877,384	2,887,518	635,182		07/03/03	300

Financial Services
Phoenix	AZ	245,137	456,324	None	None	245,137	456,324	701,461	70,730		02/01/08	300
Canon City	CO	66,500	147,699	None	None	66,500	147,699	214,199	142,359		11/12/87	300
Colorado Springs	CO	313,250	695,730	40,500	None	313,250	736,230	1,049,480	731,146		03/10/87	300
Clearwater	FL	476,179	725,023	10,154	224	476,179	735,401	1,211,580	381,513		12/31/98	300
Orlando	FL	532,556	940,177	None	None	532,556	940,177	1,472,733	205,239	06/09/06	12/15/05	300
Hinesville	GA	172,611	383,376	23,850	17,822	172,611	425,048	597,659	381,437		12/22/87	300
Couer D’Alene	ID	165,900	368,468	None	None	165,900	368,468	534,368	357,782		09/21/87	300
Blue Springs	MO	222,569	494,333	None	None	222,569	494,333	716,902	441,939		07/31/89	300
Albuquerque	NM	80,500	178,794	8,003	299	80,500	187,096	267,596	176,343		10/29/87	300
Santa Fe	NM	70,000	155,473	None	295	70,000	155,768	225,768	150,677		10/29/87	300
Dublin	OH	2,399,969	17,044,099	None	None	2,399,969	17,044,099	19,444,068	539,730		03/31/11	300
Pasadena	TX	385,199	716,468	None	None	385,199	716,468	1,101,667	111,053		02/01/08	300
Madison	WI	154,375	287,794	None	None	154,375	287,794	442,169	44,608		02/01/08	300
Milwaukee	WI	265,985	495,071	None	None	265,985	495,071	761,056	76,736		02/01/08	300

Food Processing
St. Louis	MO	3,112,401	32,725,202	None	147	3,112,401	32,725,349	35,837,750	599,974		07/13/11	300
Weldon Springs	MO	3,675,034	13,827,581	None	None	3,675,034	13,827,581	17,502,615	391,781		04/01/11	300

General Merchandise
Canon City	CO	339,045	630,531	None	None	339,045	630,531	969,576	129,259		11/02/06	300
Monte Vista	CO	47,652	582,159	None	None	47,652	582,159	629,811	303,707		12/23/98	300
Groveland	FL	101,782	189,258	None	189	101,782	189,447	291,229	96,966		03/31/99	300
Clarinda	IA	439,267	816,010	None	None	439,267	816,010	1,255,277	183,602		05/25/06	300
Garnett	KS	59,690	518,121	None	None	59,690	518,121	577,811	270,300		12/23/98	300
Hillsboro	KS	335,292	622,914	None	None	335,292	622,914	958,206	140,156		05/25/06	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Phillipsburg	KS	423,725	787,146	None	None	423,725	787,146	1,210,871	177,108		05/25/06	300
Caledonia	MN	89,723	559,300	None	None	89,723	559,300	649,023	291,785		12/23/98	300
Long Prarie	MN	88,892	553,997	None	None	88,892	553,997	642,889	289,017		12/23/98	300
Paynesvile	MN	49,483	525,406	None	None	49,483	525,406	574,889	274,102		12/23/98	300
Spring Valley	MN	69,785	579,238	None	None	69,785	579,238	649,023	302,186		12/23/98	300
Warroad	MN	70,000	580,000	None	None	70,000	580,000	650,000	302,567		12/23/98	300
Independence	MO	210,643	467,844	None	None	210,643	467,844	678,487	418,258		07/31/89	300
Kansas City	MO	210,070	466,571	None	146	210,070	466,717	676,787	439,899		05/13/88	300
Kansas City	MO	168,350	373,910	None	146	168,350	374,056	542,406	352,560		05/26/88	300
Willow Springs	MO	416,494	773,718	None	None	416,494	773,718	1,190,212	174,087		05/25/06	300
Mayville	ND	59,333	565,562	None	None	59,333	565,562	624,895	295,066		12/23/98	300
Ainsworth	NE	362,675	673,768	None	None	362,675	673,768	1,036,443	151,598		05/25/06	300
Imperial	NE	388,599	721,914	None	None	388,599	721,914	1,110,513	160,024		06/28/06	300
Bloomfield	NM	59,559	616,252	None	None	59,559	616,252	675,811	321,492		12/23/98	300
Milwaukie	OR	180,250	400,336	49,088	23,867	180,250	473,291	653,541	423,927		08/06/87	300
Memphis	TN	197,708	507,647	17,670	23,118	197,708	548,435	746,143	284,647		09/30/98	300
Amarillo	TX	140,000	419,734	None	173	140,000	419,907	559,907	389,822		09/12/88	300
Coleman	TX	243,060	451,661	None	None	243,060	451,661	694,721	101,624		05/25/06	300
Colorado City	TX	92,535	505,276	None	None	92,535	505,276	597,811	263,599		12/23/98	300
Devine	TX	212,408	394,735	None	None	212,408	394,735	607,143	88,815		05/25/06	300
Midland	TX	544,075	1,322,431	None	None	544,075	1,322,431	1,866,506	733,836		02/03/98	300
Presidio	TX	407,657	757,362	None	None	407,657	757,362	1,165,019	170,406		05/25/06	300
Winnsboro	TX	79,280	1,299,056	None	None	79,280	1,299,056	1,378,336	266,496	10/19/06	09/07/06	300
Yoakum	TX	390,147	724,821	None	None	390,147	724,821	1,114,968	163,085		05/25/06	300
Puyallup	WA	173,250	384,795	None	22,814	173,250	407,609	580,859	383,332		09/15/87	300
Redmond	WA	196,000	435,317	42,356	29,173	196,000	506,846	702,846	439,617		09/17/87	300
Tacoma	WA	189,000	419,777	None	19,146	189,000	438,923	627,923	417,407		08/25/87	300

Grocery Stores
Mesa	AZ	807,252	1,499,183	None	None	807,252	1,499,183	2,306,435	2,499		12/21/11	300
Phoenix	AZ	664,796	1,234,621	None	None	664,796	1,234,621	1,899,417	2,058		12/21/11	300
Phoenix	AZ	546,083	1,014,153	None	None	546,083	1,014,153	1,560,236	1,690		12/21/11	300
Yuma	AZ	783,510	1,455,089	None	None	783,510	1,455,089	2,238,599	2,425		12/21/11	300
Buena Park	CA	2,136,844	3,968,425	None	None	2,136,844	3,968,425	6,105,269	6,614		12/21/11	300
Burbank	CA	2,193,827	4,074,250	None	None	2,193,827	4,074,250	6,268,077	6,790		12/21/11	300
Carson	CA	949,709	1,763,744	None	None	949,709	1,763,744	2,713,453	2,940		12/21/11	300
Chula Vista	CA	1,044,679	1,940,119	None	None	1,044,679	1,940,119	2,984,798	3,234		12/21/11	300
Cloverdale	CA	1,505,000	2,795,321	None	None	1,505,000	2,795,321	4,300,321	927,115		09/30/03	300
El Centro	CA	394,903	733,392	None	None	394,903	733,392	1,128,295	1,222		12/21/11	300
Fortuna	CA	1,190,000	2,210,308	None	None	1,190,000	2,210,308	3,400,308	733,085		09/30/03	300
Glendale	CA	3,270,797	6,074,336	None	None	3,270,797	6,074,336	9,345,133	10,124		12/21/11	300
Hanford	CA	1,234,621	2,292,868	None	None	1,234,621	2,292,868	3,527,489	3,821		12/21/11	300
Inglewood	CA	1,661,990	3,086,553	None	None	1,661,990	3,086,553	4,748,543	5,144		12/21/11	300
Los Angeles	CA	712,282	1,322,809	None	None	712,282	1,322,809	2,035,091	2,205		12/21/11	300
Los Angeles	CA	1,424,563	2,645,617	None	None	1,424,563	2,645,617	4,070,180	4,409		12/21/11	300
Los Angeles	CA	1,576,516	2,927,816	None	None	1,576,516	2,927,816	4,504,332	4,880		12/21/11	300
Los Angeles	CA	1,638,247	3,042,460	None	None	1,638,247	3,042,460	4,680,707	5,071		12/21/11	300
Los Angeles	CA	1,994,388	3,703,864	None	None	1,994,388	3,703,864	5,698,252	6,173		12/21/11	300
Los Angeles	CA	3,111,111	5,777,778	None	None	3,111,111	5,777,778	8,888,889	9,630		12/21/11	300
Monrovia	CA	1,139,650	2,116,494	None	None	1,139,650	2,116,494	3,256,144	3,527		12/21/11	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

N. Hollywood	CA	4,036,263	7,495,917	None	None	4,036,263	7,495,917	11,532,180	12,493		12/21/11	300
Oakland	CA	2,374,272	4,409,361	None	None	2,374,272	4,409,361	6,783,633	7,349		12/21/11	300
Pacoima	CA	949,709	1,763,744	None	None	949,709	1,763,744	2,713,453	2,940		12/21/11	300
Pasadena	CA	2,113,102	3,924,331	None	None	2,113,102	3,924,331	6,037,433	6,541		12/21/11	300
Redlands	CA	1,187,136	2,204,680	None	None	1,187,136	2,204,680	3,391,816	3,674		12/21/11	300
Redondo Beach	CA	1,306,667	2,426,666	None	None	1,306,667	2,426,666	3,733,333	4,044		12/21/11	300
Redwood City	CA	1,638,247	3,042,460	None	None	1,638,247	3,042,460	4,680,707	5,071		12/21/11	300
Riverside	CA	1,068,422	1,984,213	None	None	1,068,422	1,984,213	3,052,635	3,307		12/21/11	300
Sacramento	CA	759,767	1,410,995	None	None	759,767	1,410,995	2,170,762	2,352		12/21/11	300
Sacramento	CA	1,139,650	2,116,494	None	None	1,139,650	2,116,494	3,256,144	3,527		12/21/11	300
Salinas	CA	1,044,679	1,940,119	None	None	1,044,679	1,940,119	2,984,798	3,234		12/21/11	300
San Diego	CA	1,633,333	3,033,334	None	None	1,633,333	3,033,334	4,666,667	5,056		12/21/11	300
Stockton	CA	1,424,563	2,645,617	None	None	1,424,563	2,645,617	4,070,180	4,409		12/21/11	300
Thousand Oaks	CA	2,018,131	3,747,957	None	None	2,018,131	3,747,957	5,766,088	6,247		12/21/11	300
Boulder	CO	426,675	1,199,508	None	91,455	426,675	1,290,963	1,717,638	1,102,557		01/05/84	180
Brandon	FL	2,570,000	676,996	None	154	2,570,000	677,150	3,247,150	32,738		10/22/10	300
Tampa	FL	2,610,000	5,769,576	1,200	None	2,610,000	5,770,776	8,380,776	279,100		10/22/10	300
Council Bluffs	IA	255,217	117,792	47,188	16,661	255,217	181,641	436,858	113,578		11/26/96	300
Warsaw	IN	2,140,000	4,689,646	None	None	2,140,000	4,689,646	6,829,646	914,469		02/09/07	300
Reno	NV	456,000	562,344	19,733	30,571	456,000	612,648	1,068,648	555,933		05/26/88	300
Reno	NV	721,365	1,339,679	None	None	721,365	1,339,679	2,061,044	2,233		12/21/11	300
Bartlesville	OK	1,650,000	1,573,823	1,000	None	1,650,000	1,574,823	3,224,823	76,149		10/22/10	300
Norman	OK	1,580,000	1,900,618	1,000	None	1,580,000	1,901,618	3,481,618	91,944		10/22/10	300
Norman	OK	3,000,000	2,474,669	1,000	None	3,000,000	2,475,669	5,475,669	119,646		10/22/10	300
Stillwater	OK	2,590,000	2,472,123	1,000	None	2,590,000	2,473,123	5,063,123	119,567		10/22/10	300
Tulsa	OK	1,550,000	203,990	None	None	1,550,000	203,990	1,753,990	9,860		10/22/10	300
Tulsa	OK	2,000,000	753,609	None	None	2,000,000	753,609	2,753,609	36,424		10/22/10	300
Tulsa	OK	1,850,000	1,785,277	None	None	1,850,000	1,785,277	3,635,277	86,288		10/22/10	300
Tulsa	OK	1,700,000	978,092	None	None	1,700,000	978,092	2,678,092	47,274		10/22/10	300
Tulsa	OK	2,900,000	1,197,386	None	None	2,900,000	1,197,386	4,097,386	57,874		10/22/10	300
Tulsa	OK	3,000,000	3,485,618	1,000	None	3,000,000	3,486,618	6,486,618	168,553		10/22/10	300
Central Point	OR	840,000	1,560,308	None	None	840,000	1,560,308	2,400,308	517,502		09/30/03	300
Pendleton	OR	546,083	1,014,153	None	None	546,083	1,014,153	1,560,236	1,690		12/21/11	300
Phoenix	OR	840,000	1,560,308	None	None	840,000	1,560,308	2,400,308	517,502		09/30/03	300
Rapid City	SD	2,140,000	1,465,451	None	None	2,140,000	1,465,451	3,605,451	70,830		10/22/10	300
Richland	WA	1,756,961	3,262,927	None	None	1,756,961	3,262,927	5,019,888	5,438		12/21/11	300
Sheboygan	WI	1,513,216	4,427,968	15,220	180	1,513,216	4,443,368	5,956,584	2,199,793	06/03/99	08/24/98	300

Health and Fitness
Wynne	AR	70,000	547,576	30,029	824	70,000	578,429	648,429	308,736	11/10/98	02/24/99	300
Paradise Valley	AZ	2,608,389	3,418,783	None	None	2,608,389	3,418,783	6,027,172	1,350,385	06/06/02	06/26/01	300
Phoenix	AZ	2,100,000	3,623,590	None	None	2,100,000	3,623,590	5,723,590	177	In-progress	06/29/11	300
Antioch	CA	5,375,000	9,982,143	None	None	5,375,000	9,982,143	15,357,143	116,458		09/21/11	300
Bakersfield	CA	2,259,649	4,698,845	None	None	2,259,649	4,698,845	6,958,494	54,820		09/21/11	300
Bakersfield	CA	3,260,933	6,056,019	None	None	3,260,933	6,056,019	9,316,952	70,654		09/21/11	300
Ceres	CA	2,145,750	3,984,963	None	None	2,145,750	3,984,963	6,130,713	46,491		09/21/11	300
Chula Vista	CA	4,226,250	7,848,750	None	None	4,226,250	7,848,750	12,075,000	562,494		03/30/10	300
Diamond Bar	CA	3,038,879	5,383,274	None	882	3,038,879	5,384,156	8,423,035	2,125,251	03/21/00	09/29/98	300
Los Banos	CA	1,378,343	2,559,779	None	None	1,378,343	2,559,779	3,938,122	29,864		09/21/11	300
Norco	CA	1,247,243	4,814,516	None	130	1,247,243	4,814,646	6,061,889	1,800,426	12/13/00	06/29/99	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Stockton	CA	2,320,442	4,309,392	None	None	2,320,442	4,309,392	6,629,834	50,276		09/21/11	300
Stockton	CA	1,602,459	2,975,994	None	None	1,602,459	2,975,994	4,578,453	34,720		09/21/11	300
Tracy	CA	556,906	1,034,254	None	None	556,906	1,034,254	1,591,160	12,066		09/21/11	300
Tracy	CA	3,228,902	5,996,532	None	None	3,228,902	5,996,532	9,225,434	69,960		09/21/11	300
Danbury	CT	643,736	3,621,163	68,366	161	643,736	3,689,690	4,333,426	2,108,925		09/30/97	300
Casselberry	FL	1,979,598	8,256,394	14,554	167,804	1,979,598	8,438,752	10,418,350	3,691,229	12/30/03	05/31/95	300
Hialeah	FL	2,104,393	3,910,500	None	None	2,104,393	3,910,500	6,014,893	749,496		03/26/07	300
Miami	FL	3,115,101	5,665,079	None	106	3,115,101	5,665,185	8,780,286	2,056,094	05/19/00	06/07/99	300
Oakland Park	FL	2,800,000	2,196,480	None	None	2,800,000	2,196,480	4,996,480	827,532	07/06/01	03/27/01	300
Orlando	FL	2,144,778	3,755,905	None	None	2,144,778	3,755,905	5,900,683	1,223,904	08/07/03	11/26/02	300
Pembroke Pines	FL	1,714,388	4,387,824	None	None	1,714,388	4,387,824	6,102,212	1,946,539	12/11/00	10/01/99	300
Sunrise	FL	2,850,000	3,601,884	None	None	2,850,000	3,601,884	6,451,884	174,091		10/22/10	300
Alsip	IL	2,944,221	5,467,839	None	None	2,944,221	5,467,839	8,412,060	446,540		12/30/09	300
Bolinbrook	IL	3,010,512	8,161,186	None	None	3,010,512	8,161,186	11,171,698	1,328,070	10/26/07	01/24/07	300
Glendale Heights	IL	1,213,770	2,255,063	None	None	1,213,770	2,255,063	3,468,833	432,218		03/26/07	300
Waukegan	IL	2,961,951	5,500,766	None	None	2,961,951	5,500,766	8,462,717	449,229		12/30/09	300
Carmel	IN	3,675,000	6,825,000	None	None	3,675,000	6,825,000	10,500,000	489,125		03/29/10	300
Indianapolis	IN	3,008,186	6,999,881	None	None	3,008,186	6,999,881	10,008,067	1,297,593	03/20/07	08/03/06	300
Southport	IN	2,121,873	7,522,735	None	None	2,121,873	7,522,735	9,644,608	1,176,015	12/20/07	06/08/07	300
Nottingham	MD	3,055,453	5,675,230	None	None	3,055,453	5,675,230	8,730,683	1,087,752		03/26/07	300
Roseville	MN	3,611,925	8,804,654	None	None	3,611,925	8,804,654	12,416,579	1,380,337	06/05/08	04/18/07	300
East Brunswick	NJ	1,654,529	3,073,912	None	None	1,654,529	3,073,912	4,728,441	599,412		02/16/07	300
Yonkers	NY	1,488,894	2,765,894	None	None	1,488,894	2,765,894	4,254,788	530,129		03/26/07	300
Beachwood	OH	1,504,354	2,794,305	None	114	1,504,354	2,794,419	4,298,773	544,898		02/16/07	300
Philadelphia	PA	2,254,830	4,188,725	None	None	2,254,830	4,188,725	6,443,555	816,801		02/16/07	300
PIttsburgh	PA	4,420,799	5,542,644	None	None	4,420,799	5,542,644	9,963,443	4,188	09/01/11	01/12/11	300
Cypress	TX	1,417,377	5,696,789	None	None	1,417,377	5,696,789	7,114,166	1,262,707	05/15/06	09/14/05	300
Dallas	TX	5,293,733	6,555,637	None	None	5,293,733	6,555,637	11,849,370	1,391,036	08/04/06	11/09/05	300
Fort Worth	TX	1,445,901	5,277,886	None	None	1,445,901	5,277,886	6,723,787	2,442,517	06/02/00	06/30/99	300
Keller	TX	1,478,222	5,679,604	None	None	1,478,222	5,679,604	7,157,826	1,406,079	09/08/05	12/16/04	300
McKinney	TX	1,805,460	5,972,111	None	None	1,805,460	5,972,111	7,777,571	1,424,322	12/07/05	04/20/05	300
Plano	TX	3,178,115	5,832,224	None	None	3,178,115	5,832,224	9,010,339	1,391,157	12/06/05	04/22/05	300
San Antonio	TX	1,120,000	2,075,196	None	None	1,120,000	2,075,196	3,195,196	204,061		07/29/09	300
San Antonio	TX	1,200,000	2,489,568	None	None	1,200,000	2,489,568	3,689,568	244,808		07/29/09	300
Kent	WA	4,086,250	7,588,750	None	None	4,086,250	7,588,750	11,675,000	619,748		12/21/09	300
Walla Walla	WA	170,100	377,793	6,831	6,711	170,100	391,335	561,435	374,738		08/06/87	300

Home Furnishings
Little Rock	AR	1,079,232	2,594,956	102,839	8,059	1,079,232	2,705,854	3,785,086	1,428,914		07/21/98	300
Osceola	AR	88,759	520,047	4,083	None	88,759	524,130	612,889	283,774		06/30/98	300
Jackson	CA	300,000	390,849	6,775	8,819	300,000	406,443	706,443	373,799		05/17/88	300
Brandon	FL	430,000	1,020,608	None	218	430,000	1,020,826	1,450,826	552,928		06/26/98	300
Ocala	FL	339,690	543,504	None	25,254	339,690	568,758	908,448	341,853		11/26/96	300
Tampa	FL	685,000	885,624	None	218	685,000	885,842	1,570,842	479,812		06/26/98	300
Tampa	FL	494,763	767,737	71,880	233	494,763	839,850	1,334,613	472,417		12/31/98	300
West Palm Beach	FL	347,651	706,081	69,111	233	347,651	775,425	1,123,076	397,976		12/31/98	300
Rome	GA	254,902	486,812	None	499	254,902	487,311	742,213	294,783		11/26/96	300
Davenport	IA	270,000	930,689	None	146	270,000	930,835	1,200,835	504,245		06/26/98	300
Boise	ID	158,400	351,812	None	28	158,400	351,840	510,240	331,615		05/06/88	300
Nampa	ID	183,743	408,101	None	24	183,743	408,125	591,868	384,668		05/06/88	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Joliet	IL	440,000	910,689	None	244	440,000	910,933	1,350,933	493,402		06/26/98	300
Anderson	IN	180,628	653,162	100,170	15,258	180,628	768,590	949,218	444,939		11/26/96	300
Kansas City	KS	185,955	413,014	31,870	8,629	185,955	453,513	639,468	399,537		05/13/88	300
Wichita	KS	430,000	740,725	None	146	430,000	740,871	1,170,871	401,348		06/26/98	300
Alexandria	LA	400,000	810,608	None	168	400,000	810,776	1,210,776	439,100		06/26/98	300
Monroe	LA	450,000	835,608	None	None	450,000	835,608	1,285,608	452,619		06/26/98	300
Shreveport	LA	525,000	725,642	None	73	525,000	725,715	1,250,715	393,056		06/26/98	300
Battle Creek	MI	485,000	895,689	None	209	485,000	895,898	1,380,898	485,266		06/26/98	300
Eden Prairie	MN	500,502	1,055,244	None	None	500,502	1,055,244	1,555,746	543,414		03/01/99	300
Gulfport	MS	299,464	502,326	49,988	16,923	299,464	569,237	868,701	328,501		11/26/96	300
Hattiesburg	MS	300,000	660,608	None	168	300,000	660,776	960,776	357,850		06/26/98	300
Ridgeland	MS	281,867	769,890	None	211	281,867	770,101	1,051,968	447,937		06/27/97	300
Matthews	NC	768,222	843,401	46,414	38,052	768,222	927,867	1,696,089	465,197		12/31/98	300
Omaha	NE	1,956,296	3,949,402	27,005	81	1,956,296	3,976,488	5,932,784	2,325,142		04/04/97	300
Dayton	OH	401,723	698,872	13,435	11,195	401,723	723,502	1,125,225	385,395		06/29/98	300
Lancaster	OH	250,000	830,689	None	319	250,000	831,008	1,081,008	450,164		06/26/98	300
Altoona	PA	455,000	745,694	None	None	455,000	745,694	1,200,694	403,915		06/26/98	300
Erie	PA	510,000	900,689	None	None	510,000	900,689	1,410,689	487,871		06/26/98	300
Pennsdale	PA	315,000	835,648	None	None	315,000	835,648	1,150,648	452,640		06/26/98	300
Whitehall	PA	515,525	1,146,868	None	457	515,525	1,147,325	1,662,850	621,642		06/30/98	300
Columbia	SC	600,000	900,725	None	428	600,000	901,153	1,501,153	488,242		06/26/98	300
Jackson	TN	381,076	857,261	35,685	16,534	381,076	909,480	1,290,556	504,608		09/26/97	300
Jackson	TN	380,000	750,608	None	82	380,000	750,690	1,130,690	406,617		06/26/98	300
Memphis	TN	804,262	1,432,520	35,328	223	804,262	1,468,071	2,272,333	840,310		06/30/97	300
Abilene	TX	400,000	680,616	None	None	400,000	680,616	1,080,616	368,665		06/26/98	300
Cedar Park	TX	253,591	827,237	None	3,010	253,591	830,247	1,083,838	491,754		03/26/97	300
Plainview	TX	125,000	734,558	40,000	None	125,000	774,558	899,558	485,670		01/24/84	180
San Antonio	TX	323,451	637,991	47,914	115	323,451	686,020	1,009,471	380,788		12/31/98	300
Webster	TX	283,604	538,002	2,470	354	283,604	540,826	824,430	314,836		06/13/97	300
Pasco	WA	161,700	359,142	56,707	14,444	161,700	430,293	591,993	373,375		08/18/87	300
Eau Claire	WI	260,000	820,689	None	146	260,000	820,835	1,080,835	444,662		06/26/98	300
La Crosse	WI	372,883	877,812	None	146	372,883	877,958	1,250,841	475,603		06/26/98	300

Home Improvement
Lawndale	CA	667,007	1,238,841	None	None	667,007	1,238,841	1,905,848	646,260		12/31/98	300
Los Angeles	CA	902,494	1,676,204	None	31	902,494	1,676,235	2,578,729	874,418		12/31/98	300
Los Angeles	CA	163,668	304,097	None	78	163,668	304,175	467,843	158,707		12/31/98	300
Van Nuys	CA	750,293	1,393,545	None	None	750,293	1,393,545	2,143,838	726,964		12/31/98	300
West Covina	CA	311,040	577,733	None	None	311,040	577,733	888,773	301,383		12/31/98	300
Pensacola	FL	419,842	1,899,287	91,217	261	419,842	1,990,765	2,410,607	1,193,107		11/26/96	300
Broadview	IL	345,166	641,739	None	None	345,166	641,739	986,905	334,785		12/31/98	300
Lenexa	KS	1,051,077	1,952,233	None	None	1,051,077	1,952,233	3,003,310	465,282		01/06/06	300
Lenexa	KS	3,688,591	6,850,770	None	None	3,688,591	6,850,770	10,539,361	1,632,767		01/06/06	300
Baltimore	MD	171,320	318,882	None	86	171,320	318,968	490,288	166,403		12/31/98	300
Blue Springs	MO	870,071	1,616,080	None	None	870,071	1,616,080	2,486,151	385,166		01/06/06	300
Chillicothe	MO	804,948	1,495,138	None	None	804,948	1,495,138	2,300,086	356,341		01/06/06	300
Columbia	MO	2,039,436	3,787,757	None	30	2,039,436	3,787,787	5,827,223	902,766		01/06/06	300
Columbia	MO	1,080,521	2,006,915	None	None	1,080,521	2,006,915	3,087,436	478,315		01/06/06	300
Fulton	MO	791,603	1,470,353	None	None	791,603	1,470,353	2,261,956	350,434		01/06/06	300
Jefferson City	MO	1,481,299	2,751,217	None	None	1,481,299	2,751,217	4,232,516	655,707		01/06/06	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Kirksville	MO	1,421,788	2,640,696	None	None	1,421,788	2,640,696	4,062,484	629,366		01/06/06	300
Macon	MO	493,394	916,537	None	None	493,394	916,537	1,409,931	218,441		01/06/06	300
Moberly	MO	1,293,387	2,402,283	None	None	1,293,387	2,402,283	3,695,670	572,543		01/06/06	300
Omaha	NE	1,515,773	2,816,678	None	None	1,515,773	2,816,678	4,332,451	671,309		01/06/06	300
Rochester	NY	158,168	294,456	None	None	158,168	294,456	452,624	153,619		12/31/98	300
Carrollton	TX	201,569	374,342	None	None	201,569	374,342	575,911	120,413		12/05/03	300
Midland	TX	1,590,052	2,953,473	None	None	1,590,052	2,953,473	4,543,525	703,911		01/06/06	300
Odessa	TX	1,346,834	2,501,783	None	None	1,346,834	2,501,783	3,848,617	596,258		01/06/06	300
Pasadena	TX	147,535	274,521	None	128	147,535	274,649	422,184	143,224		12/31/98	300
Plano	TX	363,851	676,249	None	None	363,851	676,249	1,040,100	352,779		12/31/98	300
San Antonio	TX	367,890	683,750	None	None	367,890	683,750	1,051,640	356,692		12/31/98	300
Chesapeake	VA	144,014	649,869	None	11,754	144,014	661,623	805,637	658,372		12/22/86	300
Des Moines	IA	225,771	682,604	None	None	225,771	682,604	908,375	353,809		01/29/99	300

Motor Vehicle Dealerships
Robertsdale	AL	3,026,015	6,117,490	None	None	3,026,015	6,117,490	9,143,505	1,226,360	01/29/07	04/07/06	300
Longmont	CO	2,502,092	6,906,609	None	115	2,502,092	6,906,724	9,408,816	2,037,483		08/25/04	300
Gulf Breeze	FL	3,518,413	905,480	None	None	3,518,413	905,480	4,423,893	206,751		04/07/06	300
Woodstock	GA	2,509,102	2,509,993	None	None	2,509,102	2,509,993	5,019,095	623,315		10/25/05	300
Island Lake	IL	2,107,134	6,383,412	None	None	2,107,134	6,383,412	8,490,546	1,679,197		12/31/04	300
Colfax	NC	1,125,979	2,196,033	None	None	1,125,979	2,196,033	3,322,012	616,135		12/31/04	300
Statesville	NC	2,353,825	4,159,653	None	None	2,353,825	4,159,653	6,513,478	1,143,385		05/13/04	300
Chichester	NH	578,314	4,546,307	None	None	578,314	4,546,307	5,124,621	1,263,578		10/01/04	300
Churchville	NY	1,000,000	5,755,166	None	None	1,000,000	5,755,166	6,755,166	1,281,503	06/06/06	03/23/06	300
Green	OH	715,953	554,589	None	None	715,953	554,589	1,270,542	140,004	02/13/06	01/19/05	300
Hillsboro	OR	1,611,084	1,936,755	None	None	1,611,084	1,936,755	3,547,839	409,946		09/01/06	300
Woods Village	OR	3,822,277	5,687,110	None	None	3,822,277	5,687,110	9,509,387	1,139,216		09/01/06	300
Myrtle Beach	SC	4,099,824	2,081,997	(1,800,804)	None	2,299,020	2,081,997	4,381,017	565,494	07/28/00	03/03/05	300
Austin	TX	2,100,000	3,900,895	None	None	2,100,000	3,900,895	6,000,895	617,640		01/31/08	300
Katy	TX	1,347,454	8,564,135	None	None	1,347,454	8,564,135	9,911,589	2,105,254	10/28/05	01/25/05	300

Office Supplies
Lakewood	CA	1,398,387	3,098,607	None	192	1,398,387	3,098,799	4,497,186	1,853,945		01/29/97	300
Riverside	CA	1,410,177	1,659,850	None	None	1,410,177	1,659,850	3,070,027	948,815		09/17/97	300
Casselberry	FL	0	1,277,112	None	None	0	1,277,112	1,277,112	312,885	07/14/05	01/25/05	300
Hutchinson	KS	269,964	1,704,013	52,136	None	269,964	1,756,149	2,026,113	1,010,873		06/25/97	300
Salina	KS	240,423	1,829,837	51,939	None	240,423	1,881,776	2,122,199	1,091,555		06/25/97	300
Sikeston	MO	409,114	2,005,416	None	None	409,114	2,005,416	2,414,530	798,811		01/24/02	300
Helena	MT	564,241	1,503,118	14,233	None	564,241	1,517,351	2,081,592	888,412		06/09/97	300
Asheboro	NC	465,557	2,176,416	21,418	340	465,557	2,198,174	2,663,731	1,222,035		03/27/98	300
Westbury	NY	3,808,076	2,377,932	7,206	338,968	3,808,076	2,724,106	6,532,182	1,377,366		09/29/97	300
New Philadelphia	OH	726,636	1,650,672	7,960	114	726,636	1,658,746	2,385,382	969,486		05/30/97	300
Edmond	OK	1,390,000	3,009,650	8,201	None	1,390,000	3,017,851	4,407,851	145,552		10/22/10	300

Packaging
Raphine	VA	2,679,884	21,236,904	None	None	2,679,884	21,236,904	23,916,788	460,133		06/03/11	300

Paper
Marianna	FL	1,473,182	6,930,359	None	None	1,473,182	6,930,359	8,403,541	173,259		05/02/11	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Pet Supplies and Services
Duluth	GA	361,058	1,591,629	None	None	361,058	1,591,629	1,952,687	765,752	01/27/99	09/29/98	300
Marietta	GA	495,412	1,526,370	None	None	495,412	1,526,370	2,021,782	717,701	05/28/99	09/29/98	300
Indianapolis	IN	427,000	1,296,901	None	None	427,000	1,296,901	1,723,901	603,866	03/10/00	01/19/99	300
Sudbury	MA	543,038	2,477,213	None	None	543,038	2,477,213	3,020,251	1,134,457	11/12/99	09/30/98	300
Tyngsborough	MA	312,204	1,222,522	None	None	312,204	1,222,522	1,534,726	662,193		06/12/98	300
Warren	MI	356,348	903,351	155,408	31,687	356,348	1,090,446	1,446,794	541,346		01/09/98	300
Matthews	NC	610,177	1,394,743	66,945	None	610,177	1,461,688	2,071,865	751,401		07/17/98	300
North Plainfield	NJ	985,430	1,590,447	None	None	985,430	1,590,447	2,575,877	777,579		09/24/98	300
Albuquerque	NM	684,036	874,914	305,425	21,585	684,036	1,201,924	1,885,960	619,056		12/31/98	300
Franklin	OH	337,572	777,943	41,328	22,715	337,572	841,986	1,179,558	445,873		12/30/97	300
Maineville	OH	173,105	384,468	24,215	12,804	173,105	421,487	594,592	390,041		03/06/87	300
Dickson City	PA	659,790	1,880,722	5,396	161	659,790	1,886,279	2,546,069	1,097,608		06/20/97	300
Mt Pleasant	SC	40,700	180,400	17,385	19,091	40,700	216,876	257,576	198,302		12/22/81	180
Clarksville	TN	290,775	395,870	None	340	290,775	396,210	686,985	239,573		11/26/96	300

Restaurants - casual dining
Boaz	AL	829,001	1,541,245	None	None	829,001	1,541,245	2,370,246	315,954		11/01/06	300
Enterprise	AL	840,946	1,563,474	None	None	840,946	1,563,474	2,404,420	320,511		11/01/06	300
Fort Payne	AL	814,113	1,513,596	None	None	814,113	1,513,596	2,327,709	310,286		11/01/06	300
Gadsden	AL	851,124	1,582,332	5,209	108	851,124	1,587,649	2,438,773	324,413		11/01/06	300
Huntsville	AL	811,599	1,508,927	None	None	811,599	1,508,927	2,320,526	309,329		11/01/06	300
Huntsville	AL	826,840	1,537,233	2,855	24	826,840	1,540,112	2,366,952	315,146		11/01/06	300
Sylacauga	AL	801,413	1,490,012	19,613	108	801,413	1,509,733	2,311,146	311,626		11/01/06	300
Conway	AR	941,465	1,750,100	None	None	941,465	1,750,100	2,691,565	358,769		11/01/06	300
El Dorado	AR	907,534	1,687,608	None	149	907,534	1,687,757	2,595,291	345,973		11/01/06	300
Russellville	AR	864,497	1,607,158	None	None	864,497	1,607,158	2,471,655	329,466		11/01/06	300
Glendale	AZ	1,511,430	3,264,231	None	None	1,511,430	3,264,231	4,775,661	661,159	11/06/06	05/16/06	300
Glendale	AZ	624,761	895,976	None	50,952	624,761	946,928	1,571,689	580,686		03/06/96	300
Goodyear	AZ	794,360	1,274,445	None	None	794,360	1,274,445	2,068,805	268,822	02/23/06	04/08/05	300
Surprise	AZ	681,288	1,008,310	None	None	681,288	1,008,310	1,689,598	276,052	09/29/04	04/16/04	300
San Dimas	CA	240,562	445,521	46,026	2,639	240,562	494,186	734,748	468,722		03/12/81	180
Denver	CO	540,250	1,132,450	None	None	540,250	1,132,450	1,672,700	316,521	07/29/04	03/29/04	300
Lakewood	CO	1,606,511	5,865	None	None	1,606,511	5,865	1,612,376	1,731	07/26/06	12/31/02	300
Parker	CO	778,054	1,148,443	None	13,550	778,054	1,161,993	1,940,047	301,431	06/10/05	02/23/05	300
Cromwell	CT	531,861	989,638	None	None	531,861	989,638	1,521,499	159,986		12/19/07	300
Danbury	CT	548,459	284,639	None	None	548,459	284,639	833,098	114,329		12/19/01	300
East Windsor	CT	0	1,235,134	None	None	0	1,235,134	1,235,134	216,126		08/30/07	300
Manchester	CT	0	1,353,727	None	None	0	1,353,727	1,353,727	236,880		08/30/07	300
New Milford	CT	0	705,127	None	None	0	705,127	705,127	123,375		08/30/07	300
Norwich	CT	644,000	1,198,741	None	None	644,000	1,198,741	1,842,741	209,763		08/30/07	300
Plainville	CT	0	1,452,933	None	None	0	1,452,933	1,452,933	254,241		08/30/07	300
Torrington	CT	504,167	939,051	957	317	504,167	940,325	1,444,492	164,330		08/30/07	300
Unionville	CT	167,740	316,672	None	None	167,740	316,672	484,412	127,195		12/19/01	300
Waterbury	CT	521,021	705,163	None	None	521,021	705,163	1,226,184	283,239		12/19/01	300
West Haven	CT	540,663	1,006,829	None	None	540,663	1,006,829	1,547,492	176,178		08/30/07	300
Windsor Locks	CT	844,967	1,571,965	None	None	844,967	1,571,965	2,416,932	275,077		08/30/07	300
Casselberry	FL	403,900	897,075	2,816	223	403,900	900,114	1,304,014	786,699		12/29/89	300
Jacksonville	FL	1,451,180	658,461	25,752	23,207	1,451,180	707,420	2,158,600	159,651	08/04/06	05/09/06	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Land O’ Lakes	FL	770,136	1,190,937	None	None	770,136	1,190,937	1,961,073	280,559	10/21/05	03/24/05	300
Melbourne	FL	0	790,083	669	306	0	791,058	791,058	160,931		08/30/07	300
New Port Richey	FL	929,402	1,459,392	56,969	32,400	929,402	1,548,761	2,478,163	318,167	11/13/06	08/01/06	300
Orlando	FL	230,000	1,066,339	None	None	230,000	1,066,339	1,296,339	1,066,339		11/18/85	300
Orlando	FL	209,800	972,679	None	None	209,800	972,679	1,182,479	972,679		08/15/86	300
Orlando	FL	735,000	1,367,891	None	None	735,000	1,367,891	2,102,891	239,364		08/30/07	300
Orlando	FL	0	790,583	None	278	0	790,861	790,861	138,337		08/30/07	300
Orlando	FL	1,135,310	1,306,940	None	18,336	1,135,310	1,325,276	2,460,586	253,098	01/10/07	06/30/06	300
Americus	GA	709,624	1,319,578	None	24	709,624	1,319,602	2,029,226	270,515		11/01/06	300
Augusta	GA	827,895	1,539,237	None	None	827,895	1,539,237	2,367,132	315,542		11/01/06	300
Gainesville	GA	952,660	1,770,931	None	None	952,660	1,770,931	2,723,591	363,040		11/01/06	300
Lagrange	GA	853,599	1,586,959	None	None	853,599	1,586,959	2,440,558	325,325		11/01/06	300
Lithonia	GA	89,220	413,647	None	None	89,220	413,647	502,867	413,647		01/04/85	300
Norcross	GA	827,707	1,538,875	None	None	827,707	1,538,875	2,366,582	315,468		11/01/06	300
Savannah	GA	719,188	1,337,352	None	None	719,188	1,337,352	2,056,540	274,156		11/01/06	300
Snellville	GA	710,600	1,321,389	64,999	882	710,600	1,387,270	2,097,870	284,723		11/01/06	300
Statesboro	GA	926,462	1,722,290	None	None	926,462	1,722,290	2,648,752	353,068		11/01/06	300
Stone Mountain	GA	215,940	1,001,188	51,876	None	215,940	1,053,064	1,269,004	1,053,064		10/30/86	300
Thomasville	GA	894,504	1,662,939	None	None	894,504	1,662,939	2,557,443	340,901		11/01/06	300
Valdosta	GA	901,658	1,676,225	None	None	901,658	1,676,225	2,577,883	343,625		11/01/06	300
Warner Robins	GA	896,841	1,667,267	None	None	896,841	1,667,267	2,564,108	341,788		11/01/06	300
Waycross	GA	956,765	1,778,566	None	None	956,765	1,778,566	2,735,331	364,605		11/01/06	300
Altoona	IA	654,179	1,285,639	None	None	654,179	1,285,639	1,939,818	329,495	06/11/05	12/30/04	300
Ankeny	IA	100,000	349,218	25,075	None	100,000	374,293	474,293	370,532		07/28/83	180
Burlington	IA	653,057	1,214,571	None	284	653,057	1,214,855	1,867,912	249,194		11/01/06	300
Cedar Rapids	IA	822,331	1,528,939	None	None	822,331	1,528,939	2,351,270	313,431		11/01/06	300
Clive	IA	840,697	1,563,046	None	None	840,697	1,563,046	2,403,743	320,423		11/01/06	300
Nampa	ID	74,156	343,820	None	127	74,156	343,947	418,103	343,945		12/31/86	300
Alton	IL	225,785	419,315	None	None	225,785	419,315	645,100	387,892		10/18/88	300
Champaign	IL	805,888	1,498,402	None	400	805,888	1,498,802	2,304,690	307,412		11/01/06	300
Effingham	IL	783,528	1,456,874	None	None	783,528	1,456,874	2,240,402	298,658		11/01/06	300
Marion	IL	831,323	1,545,566	None	None	831,323	1,545,566	2,376,889	316,840		11/01/06	300
Moline	IL	781,044	1,452,262	None	None	781,044	1,452,262	2,233,306	297,713		11/01/06	300
Mt Vernon	IL	883,110	1,641,741	None	None	883,110	1,641,741	2,524,851	336,556		11/01/06	300
Oswego	IL	953,394	1,208,677	1,988	32,452	953,394	1,243,117	2,196,511	300,900	06/15/05	06/24/05	300
Peoria	IL	662,460	1,060,577	14,651	24,139	662,460	1,099,367	1,761,827	303,288	10/13/04	06/15/04	300
Springfield	IL	846,830	1,574,436	None	None	846,830	1,574,436	2,421,266	322,758		11/01/06	300
Swansea	IL	890,625	1,655,743	94,462	11,230	890,625	1,761,435	2,652,060	357,346		11/01/06	300
Waukegan	IL	1,330,000	2,470,909	None	None	1,330,000	2,470,909	3,800,909	399,463		12/21/07	300
Anderson	IN	831,077	1,545,131	None	None	831,077	1,545,131	2,376,208	316,751		11/01/06	300
Elkhart	IN	835,890	1,554,487	None	None	835,890	1,554,487	2,390,377	318,654		11/01/06	300
Marion	IN	685,194	1,274,206	11,792	9,608	685,194	1,295,606	1,980,800	261,587		11/01/06	300
Michigan City	IN	840,998	1,563,545	None	None	840,998	1,563,545	2,404,543	320,526		11/01/06	300
Terre Haute	IN	767,189	1,426,532	None	None	767,189	1,426,532	2,193,721	292,438		11/01/06	300
Derby	KS	96,060	445,359	None	196	96,060	445,555	541,615	445,416		10/29/85	300
El Dorado	KS	87,400	405,206	None	None	87,400	405,206	492,606	405,206		04/10/86	300
Shawnee	KS	953,916	1,773,245	None	None	953,916	1,773,245	2,727,161	363,514		11/01/06	300
Wichita	KS	787,377	1,463,936	None	None	787,377	1,463,936	2,251,313	300,106		11/01/06	300
Hopkinsville	KY	801,532	1,490,241	None	None	801,532	1,490,241	2,291,773	305,498		11/01/06	300
Louisville	KY	821,990	1,528,282	None	None	821,990	1,528,282	2,350,272	313,297		11/01/06	300
Middlesboro	KY	859,709	1,598,332	None	None	859,709	1,598,332	2,458,041	327,657		11/01/06	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Murray	KY	831,246	1,545,422	None	187	831,246	1,545,609	2,376,855	316,877		11/01/06	300
Richmond	KY	913,770	1,698,726	None	None	913,770	1,698,726	2,612,496	348,238		11/01/06	300
Alexandria	LA	1,270,223	2,361,174	None	None	1,270,223	2,361,174	3,631,397	484,040		11/01/06	300
Hammond	LA	1,011,084	1,879,972	None	None	1,011,084	1,879,972	2,891,056	385,393		11/01/06	300
Houma	LA	1,061,671	1,973,864	None	None	1,061,671	1,973,864	3,035,535	404,641		11/01/06	300
Jennings	LA	107,120	496,636	None	168	107,120	496,804	603,924	496,659		10/17/85	300
Morgan City	LA	832,895	1,548,993	None	None	832,895	1,548,993	2,381,888	317,542		11/01/06	300
New Iberia	LA	917,582	1,706,269	80,944	30,339	917,582	1,817,552	2,735,134	352,292		11/01/06	300
Opelousas	LA	949,157	1,764,908	36,600	20,658	949,157	1,822,166	2,771,323	382,130		11/01/06	300
Pineville	LA	1,136,612	2,113,040	None	None	1,136,612	2,113,040	3,249,652	433,172		11/01/06	300
Ruston	LA	982,427	1,826,696	None	None	982,427	1,826,696	2,809,123	374,471		11/01/06	300
Zachary	LA	898,306	1,670,527	None	None	898,306	1,670,527	2,568,833	342,457		11/01/06	300
Amesbury	MA	0	790,494	None	None	0	790,494	790,494	230,379		08/30/07	300
Attleboro	MA	369,815	693,655	None	None	369,815	693,655	1,063,470	278,617		12/19/01	300
Auburn	MA	418,250	779,623	500	None	418,250	780,123	1,198,373	136,633		08/30/07	300
Billerica	MA	398,292	740,107	None	317	398,292	740,424	1,138,716	122,124		11/14/07	300
Chicopee	MA	761,606	1,417,624	None	None	761,606	1,417,624	2,179,230	248,067		08/30/07	300
Chicopee Falls	MA	302,982	565,894	None	317	302,982	566,211	869,193	99,023		08/30/07	300
East Longmeadow	MA	614,319	1,144,128	None	None	614,319	1,144,128	1,758,447	200,205		08/30/07	300
Gardner	MA	0	828,564	None	None	0	828,564	828,564	220,663		08/30/07	300
Great Barrington	MA	422,625	788,089	None	None	422,625	788,089	1,210,714	137,898		08/30/07	300
Greenfield	MA	761,417	1,417,273	None	None	761,417	1,417,273	2,178,690	248,006		08/30/07	300
Greenfield	MA	389,436	726,452	None	145	389,436	726,597	1,116,033	127,114		08/30/07	300
Hanover	MA	397,203	281,202	None	None	397,203	281,202	678,405	112,948		12/19/01	300
Haverhill	MA	568,635	1,058,815	None	None	568,635	1,058,815	1,627,450	185,275		08/30/07	300
Holyoke	MA	577,667	1,076,023	None	None	577,667	1,076,023	1,653,690	188,287		08/30/07	300
Hyannis	MA	687,917	1,280,767	None	None	687,917	1,280,767	1,968,684	224,117		08/30/07	300
Lee	MA	540,506	1,007,010	None	None	540,506	1,007,010	1,547,516	176,210		08/30/07	300
North Adams	MA	377,300	703,914	None	None	377,300	703,914	1,081,214	123,168		08/30/07	300
Norwood	MA	840,616	1,563,923	None	None	840,616	1,563,923	2,404,539	273,669		08/30/07	300
Palmer	MA	141,524	598,480	None	None	141,524	598,480	740,004	240,388		12/19/01	300
Peabody	MA	529,555	222,590	None	None	529,555	222,590	752,145	89,405		12/19/01	300
Pittsfield	MA	286,241	950,022	None	None	286,241	950,022	1,236,263	381,590		12/19/01	300
Quincy	MA	289,121	539,719	None	317	289,121	540,036	829,157	94,443		08/30/07	300
Raynham	MA	761,417	1,417,287	None	None	761,417	1,417,287	2,178,704	248,007		08/30/07	300
Sagamore Beach	MA	620,188	1,155,007	None	None	620,188	1,155,007	1,775,195	202,109		08/30/07	300
Saugus	MA	0	737,971	None	None	0	737,971	737,971	180,926		08/30/07	300
Seekonk	MA	614,417	1,144,267	None	None	614,417	1,144,267	1,758,684	200,230		08/30/07	300
South Dartmouth	MA	379,217	707,492	None	None	379,217	707,492	1,086,709	123,794		08/30/07	300
Springfield	MA	230,030	865,572	None	None	230,030	865,572	1,095,602	347,670		12/19/01	300
Springfield	MA	227,207	958,444	None	None	227,207	958,444	1,185,651	384,973		12/19/01	300
Stoneham	MA	397,544	191,717	None	None	397,544	191,717	589,261	77,005		12/19/01	300
Sudbury	MA	0	633,843	None	None	0	633,843	633,843	148,456		08/30/07	300
Swansea	MA	173,853	488,699	None	None	173,853	488,699	662,552	196,293		12/19/01	300
Tewksbury	MA	392,079	730,927	None	None	392,079	730,927	1,123,006	127,895		08/30/07	300
Ware	MA	220,457	412,133	500	317	220,457	412,950	633,407	72,332		08/30/07	300
West Springfield	MA	761,417	1,417,273	None	None	761,417	1,417,273	2,178,690	248,006		08/30/07	300
West Springfield	MA	243,556	455,532	None	317	243,556	455,849	699,405	79,710		08/30/07	300
Wilbraham	MA	9,626,112	17,877,779	2,500	None	9,626,112	17,880,279	27,506,391	3,129,678		08/30/07	300
Wollaston	MA	411,366	766,745	None	None	411,366	766,745	1,178,111	134,163		08/30/07	300
Worcester	MA	578,336	1,077,426	None	None	578,336	1,077,426	1,655,762	188,532		08/30/07	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Waterville	ME	0	717,653	None	None	0	717,653	717,653	125,567		08/30/07	300
Windham	ME	0	831,301	1,000	None	0	832,301	832,301	145,889		08/30/07	300
Comstock Park	MI	810,477	1,506,864	None	None	810,477	1,506,864	2,317,341	308,906		11/01/06	300
Flint	MI	827,853	0	None	None	827,853	-	827,853	-		04/13/95	300
Flint	MI	885,144	1,645,531	None	134	885,144	1,645,665	2,530,809	337,373		11/01/06	300
Lansing	MI	873,536	1,623,973	None	None	873,536	1,623,973	2,497,509	332,913		11/01/06	300
Saginaw	MI	766,531	1,425,263	2,030	None	766,531	1,427,293	2,193,824	292,203		11/01/06	300
Taylor	MI	847,070	1,574,821	2,030	24	847,070	1,576,875	2,423,945	322,865		11/01/06	300
Westland	MI	869,530	1,616,568	None	134	869,530	1,616,702	2,486,232	331,436		11/01/06	300
Roseville	MN	281,600	1,305,560	None	None	281,600	1,305,560	1,587,160	1,305,560		12/18/84	300
Belton	MO	89,328	418,187	22,270	30	89,328	440,487	529,815	440,460		12/18/84	300
Bridgeton	MO	743,559	1,585,207	109,755	21,922	743,559	1,716,884	2,460,443	324,790		11/01/06	300
Cape Girardeau	MO	745,915	1,386,950	None	None	745,915	1,386,950	2,132,865	284,324		11/01/06	300
Farmington	MO	780,812	1,451,767	None	None	780,812	1,451,767	2,232,579	297,611		11/01/06	300
Festus	MO	808,595	1,503,364	None	None	808,595	1,503,364	2,311,959	308,188		11/01/06	300
Fulton	MO	210,199	466,861	13,395	475	210,199	480,731	690,930	460,919		07/30/87	300
Hazelwood	MO	157,117	725,327	(104,329)	None	157,117	620,998	778,115	620,998		08/28/85	300
Jefferson City	MO	713,088	1,325,993	None	None	713,088	1,325,993	2,039,081	271,827		11/01/06	300
Ozark	MO	140,000	292,482	None	None	140,000	292,482	432,482	165,242		11/20/97	300
Poplar Bluff	MO	774,256	1,439,603	None	None	774,256	1,439,603	2,213,859	295,117		11/01/06	300
Raymore	MO	726,583	1,351,055	None	None	726,583	1,351,055	2,077,638	276,965		11/01/06	300
Sedalia	MO	269,798	599,231	11,556	None	269,798	610,787	880,585	544,259		07/31/89	300
Sedalia	MO	696,604	1,295,380	None	721	696,604	1,296,101	1,992,705	265,945		11/01/06	300
St. Charles	MO	175,413	809,791	None	47	175,413	809,838	985,251	809,831		08/28/85	300
St. Charles	MO	695,121	1,001,878	None	1,022	695,121	1,002,900	1,698,021	642,941	12/22/95	03/16/95	300
St. Joseph	MO	775,660	1,785,308	None	None	775,660	1,785,308	2,560,968	365,987		11/01/06	300
St. Robert	MO	744,158	1,383,694	None	None	744,158	1,383,694	2,127,852	283,656		11/01/06	300
Sullivan	MO	85,500	396,400	(40,743)	13,500	85,500	369,157	454,657	359,466		12/27/84	300
Columbus	MS	720,310	1,339,963	None	None	720,310	1,339,963	2,060,273	274,691		11/01/06	300
Corinth	MS	867,086	1,612,029	None	None	867,086	1,612,029	2,479,115	330,465		11/01/06	300
Hattiesburg	MS	856,070	1,592,088	None	None	856,070	1,592,088	2,448,158	326,377		11/01/06	300
Laurel	MS	778,938	1,448,844	None	None	778,938	1,448,844	2,227,782	297,012		11/01/06	300
Meridian	MS	0	2,481,172	None	None	0	2,481,172	2,481,172	501,408		11/01/06	300
Vicksburg	MS	698,189	1,298,881	68,650	17,663	698,189	1,385,194	2,083,383	287,529		11/01/06	300
Albemarle	NC	721,392	1,341,825	None	223	721,392	1,342,048	2,063,440	275,240		11/01/06	300
Asheville	NC	838,421	1,558,792	None	None	838,421	1,558,792	2,397,213	319,551		11/01/06	300
Forest City	NC	872,424	1,621,940	None	None	872,424	1,621,940	2,494,364	332,496		11/01/06	300
Goldsboro	NC	811,502	1,509,029	71,629	16,442	811,502	1,597,100	2,408,602	322,183		11/01/06	300
Kernersville	NC	836,896	1,556,334	None	6,380	836,896	1,562,714	2,399,610	319,434		11/01/06	300
Roanoke Rapids	NC	834,223	1,551,226	None	187	834,223	1,551,413	2,385,636	318,066		11/01/06	300
Salisbury	NC	777,412	1,445,863	None	None	777,412	1,445,863	2,223,275	296,401		11/01/06	300
Sylva	NC	919,724	1,709,783	None	None	919,724	1,709,783	2,629,507	350,504		11/01/06	300
Bellevue	NE	656,061	1,004,384	None	None	656,061	1,004,384	1,660,445	247,301	09/20/05	02/24/05	300
Omaha	NE	592,716	1,009,253	None	None	592,716	1,009,253	1,601,969	260,048	05/05/05	12/21/04	300
Papillion	NE	654,788	908,685	None	None	654,788	908,685	1,563,473	238,477	03/09/05	01/12/05	300
Concord	NH	577,667	1,075,628	None	None	577,667	1,075,628	1,653,295	188,218		08/30/07	300
Concord	NH	849,884	1,581,175	None	None	849,884	1,581,175	2,431,059	276,688		08/30/07	300
Dover	NH	687,917	1,280,378	None	None	687,917	1,280,378	1,968,295	224,049		08/30/07	300
Keene	NH	253,769	310,470	None	None	253,769	310,470	564,239	124,704		12/19/01	300
Laconia	NH	330,520	467,594	None	None	330,520	467,594	798,114	187,815		12/19/01	300
Manchester	NH	266,337	486,676	None	None	266,337	486,676	753,013	195,480		12/19/01	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

North Conway	NH	473,031	607,020	None	None	473,031	607,020	1,080,051	243,818		12/19/01	300
Portsmouth	NH	391,650	730,167	None	334	391,650	730,501	1,122,151	127,771		08/30/07	300
Rochester	NH	262,059	695,771	None	None	262,059	695,771	957,830	279,466		12/19/01	300
Bloomfield	NJ	556,520	260,498	None	None	556,520	260,498	817,018	104,632		12/19/01	300
Clark	NJ	541,792	1,009,085	None	None	541,792	1,009,085	1,550,877	176,573		08/30/07	300
Hackettstown	NJ	307,186	525,142	None	None	307,186	525,142	832,328	210,930		12/19/01	300
Hazlet	NJ	614,417	1,143,885	None	None	614,417	1,143,885	1,758,302	200,163		08/30/07	300
Hillsdale	NJ	398,221	204,106	None	None	398,221	204,106	602,327	81,981		12/19/01	300
Middletown	NJ	0	640,403	None	None	0	640,403	640,403	181,563		08/30/07	300
Moorestown	NJ	294,708	550,139	None	4	294,708	550,143	844,851	96,257		08/30/07	300
Morris Plains	NJ	366,982	188,123	None	None	366,982	188,123	555,105	75,561		12/19/01	300
Mt. Holly	NJ	0	1,092,178	None	None	0	1,092,178	1,092,178	176,566		12/17/07	300
Passaic	NJ	328,284	612,517	2,300	None	328,284	614,817	943,101	107,183		08/30/07	300
Pompton Plains	NJ	455,700	849,125	None	None	455,700	849,125	1,304,825	148,580		08/30/07	300
Toms River	NJ	826,449	1,537,659	None	None	826,449	1,537,659	2,364,108	269,073		08/30/07	300
Albuquerque	NM	732,059	1,036,922	None	None	732,059	1,036,922	1,768,981	224,500	06/21/05	01/19/05	300
Albany	NY	457,538	852,510	None	145	457,538	852,655	1,310,193	149,175		08/30/07	300
Carmel	NY	266,619	707,819	None	None	266,619	707,819	974,438	284,306		12/19/01	300
Clifton Park	NY	1,040,997	1,936,100	None	None	1,040,997	1,936,100	2,977,097	338,800		08/30/07	300
Delmar	NY	316,382	590,387	None	145	316,382	590,532	906,914	103,303		08/30/07	300
East Greenbush	NY	623,313	1,160,389	None	None	623,313	1,160,389	1,783,702	203,051		08/30/07	300
Kingston	NY	430,667	802,583	None	None	430,667	802,583	1,233,250	140,435		08/30/07	300
Latham	NY	651,167	1,212,133	None	None	651,167	1,212,133	1,863,300	212,106		08/30/07	300
Middletown	NY	242,459	796,905	None	151	242,459	797,056	1,039,515	320,187		12/19/01	300
New Hartford	NY	226,041	422,563	None	None	226,041	422,563	648,604	73,931		08/30/07	300
Plattsburgh	NY	977,012	1,817,269	None	None	977,012	1,817,269	2,794,281	318,005		08/30/07	300
Akron	OH	318,182	593,654	None	None	318,182	593,654	911,836	103,872		08/30/07	300
Akron	OH	318,182	593,654	None	None	318,182	593,654	911,836	103,872		08/30/07	300
Akron	OH	723,347	17	10,940	44,667	723,347	55,624	778,971	36,847		12/22/94	300
Beavercreek	OH	229,445	428,857	None	None	229,445	428,857	658,302	75,033		08/30/07	300
Defiance	OH	71,273	135,109	None	358	71,273	135,467	206,740	23,810		08/30/07	300
Elyria	OH	79,545	150,491	None	None	79,545	150,491	230,036	26,318		08/30/07	300
Marion	OH	739,651	1,375,358	None	None	739,651	1,375,358	2,115,009	281,947		11/01/06	300
Maumee	OH	296,970	555,134	None	None	296,970	555,134	852,104	97,128		08/30/07	300
Mt. Vernon	OH	147,212	276,407	None	None	147,212	276,407	423,619	48,353		08/30/07	300
Mt. Vernon	OH	726,626	1,351,151	None	399	726,626	1,351,550	2,078,176	277,226		11/01/06	300
North Canton	OH	487,879	908,806	None	None	487,879	908,806	1,396,685	159,024		08/30/07	300
Parma Heights	OH	275,758	514,866	None	None	275,758	514,866	790,624	90,084		08/30/07	300
Sandusky	OH	824,270	1,532,494	None	None	824,270	1,532,494	2,356,764	314,160		11/01/06	300
Sandusky	OH	128,158	240,761	None	None	128,158	240,761	368,919	42,116		08/30/07	300
Stow	OH	317,546	712,455	None	114	317,546	712,569	1,030,115	684,116		12/31/87	300
Troy	OH	255,353	476,973	None	None	255,353	476,973	732,326	83,453		08/30/07	300
Vandalia	OH	145,833	273,579	None	None	145,833	273,579	419,412	47,859		08/30/07	300
Westlake	OH	169,697	317,897	None	None	169,697	317,897	487,594	55,615		08/30/07	300
Wooster	OH	763,642	1,419,901	None	399	763,642	1,420,300	2,183,942	291,319		11/01/06	300
Norman	OK	734,335	335,097	None	78,164	734,335	413,261	1,147,596	105,222	09/29/95	06/05/95	300
Oklahoma City	OK	759,826	0	None	None	759,826	-	759,826	-		07/06/95	300
Oklahoma City	OK	1,165,405	2,165,989	None	173	1,165,405	2,166,162	3,331,567	444,139		11/01/06	300
Tulsa	OK	490,000	910,004	None	173	490,000	910,177	1,400,177	216,997		01/24/06	300
Tulsa	OK	360,500	669,605	None	173	360,500	669,778	1,030,278	150,774		05/10/06	300
Tulsa	OK	1,021,904	1,899,486	None	173	1,021,904	1,899,659	2,921,563	389,506		11/01/06	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Hermiston	OR	85,560	396,675	18,088	266	85,560	415,029	500,589	406,003		12/18/84	300
Lake Oswego	OR	175,899	815,508	None	5	175,899	815,513	991,412	815,510		05/16/84	300
Feasterville	PA	236,303	441,673	None	None	236,303	441,673	677,976	77,276		08/30/07	300
Gap	PA	0	1,012,812	1,000	None	0	1,013,812	1,013,812	177,653		08/30/07	300
Gettysburg	PA	289,040	809,676	None	None	289,040	809,676	1,098,716	325,218		12/19/01	300
Harrisburg	PA	577,667	1,075,635	None	None	577,667	1,075,635	1,653,302	188,219		08/30/07	300
Horsham	PA	554,361	1,032,352	None	None	554,361	1,032,352	1,586,713	180,644		08/30/07	300
Indiana	PA	828,653	1,540,630	None	439	828,653	1,541,069	2,369,722	316,106		11/01/06	300
Lancaster	PA	170,304	413,960	None	None	170,304	413,960	584,264	166,272		12/19/01	300
Lancaster	PA	276,251	460,784	None	None	276,251	460,784	737,035	185,080		12/19/01	300
Lebanon	PA	0	1,292,172	None	None	0	1,292,172	1,292,172	262,881		08/30/07	300
Philadelphia	PA	503,556	937,999	None	None	503,556	937,999	1,441,555	164,133		08/30/07	300
Cranston	RI	0	790,899	None	None	0	790,899	790,899	216,105		08/30/07	300
North Providence	RI	0	790,921	None	None	0	790,921	790,921	199,504		08/30/07	300
Pawtucket	RI	0	457,462	None	None	0	457,462	457,462	104,326		08/30/07	300
Gaffney	SC	727,738	1,353,238	19,998	29,532	727,738	1,402,768	2,130,506	300,575		11/01/06	300
Lancaster	SC	778,616	1,448,099	3,546	24	778,616	1,451,669	2,230,285	296,876		11/01/06	300
Rock Hill	SC	826,216	1,536,499	None	462	826,216	1,536,961	2,363,177	315,236		11/01/06	300
Chattanooga	TN	827,594	1,538,633	None	None	827,594	1,538,633	2,366,227	315,419		11/01/06	300
Chattanooga	TN	933,003	1,734,392	158,902	19,980	933,003	1,913,274	2,846,277	373,170		11/01/06	300
Dyersburg	TN	695,135	1,292,644	90,256	25,739	695,135	1,408,639	2,103,774	301,754		11/01/06	300
Greeneville	TN	936,669	1,741,253	None	None	936,669	1,741,253	2,677,922	356,956		11/01/06	300
Johnson City	TN	881,225	1,638,285	None	None	881,225	1,638,285	2,519,510	335,847		11/01/06	300
Kingsport	TN	786,332	1,462,055	107,280	10,878	786,332	1,580,213	2,366,545	321,397		11/01/06	300
McMinnville	TN	703,355	1,307,903	8,476	6,045	703,355	1,322,424	2,025,779	274,505		11/01/06	300
Memphis	TN	405,274	1,060,680	None	None	405,274	1,060,680	1,465,954	698,281	06/30/95	03/17/95	300
Memphis	TN	871,951	1,621,017	66,136	22,161	871,951	1,709,314	2,581,265	352,777		11/01/06	300
Newport	TN	640,841	1,191,858	15,271	20,171	640,841	1,227,300	1,868,141	256,042		11/01/06	300
Amarillo	TX	763,283	1,995,460	None	None	763,283	1,995,460	2,758,743	247,706	09/12/08	03/03/08	300
Austin	TX	1,049,946	1,952,028	None	None	1,049,946	1,952,028	3,001,974	400,164		11/01/06	300
Austin	TX	976,803	1,361,281	36,880	30,504	976,803	1,428,665	2,405,468	293,410	10/23/06	06/19/06	300
Austin	TX	699,395	1,167,223	None	33,872	699,395	1,201,095	1,900,490	283,312	02/15/06	09/15/05	300
Bedford	TX	919,303	98,231	23,966	95	919,303	122,292	1,041,595	98,407		12/27/94	300
Cedar Park	TX	634,489	1,472,504	None	28,762	634,489	1,501,266	2,135,755	333,018	06/19/06	01/13/06	300
Crockett	TX	90,780	420,880	22,638	1,971	90,780	445,489	536,269	429,188		12/17/85	300
Dallas	TX	742,507	0	13,316	447	742,507	13,763	756,270	2,996		04/13/95	300
El Campo	TX	98,060	454,631	None	None	98,060	454,631	552,691	454,631		11/25/85	300
Georgetown	TX	870,981	1,177,824	168,185	34,110	870,981	1,380,119	2,251,100	300,689	06/02/06	01/13/06	300
Greenville	TX	909,311	1,690,848	34,606	28,728	909,311	1,754,182	2,663,493	366,072		11/01/06	300
Harker Heights	TX	943,812	1,897,644	None	None	943,812	1,897,644	2,841,456	241,938	08/28/08	03/20/08	300
Hillsboro	TX	75,992	352,316	78,212	14,563	75,992	445,091	521,083	382,478		08/01/84	300
Houston	TX	989,152	1,838,713	None	469	989,152	1,839,182	2,828,334	377,079		11/01/06	300
Houston	TX	1,096,376	2,300,690	235,500	102,443	1,096,376	2,638,633	3,735,009	1,463,602		09/05/97	300
Irving	TX	1,500,411	2,156	None	None	1,500,411	2,156	1,502,567	765		02/05/03	300
Killeen	TX	1,327,348	2,467,204	None	None	1,327,348	2,467,204	3,794,552	505,776		11/01/06	300
Live Oak	TX	727,956	1,214,835	181,920	33,148	727,956	1,429,903	2,157,859	344,855	09/27/05	06/01/05	300
Longview	TX	1,231,857	2,289,864	None	None	1,231,857	2,289,864	3,521,721	469,421		11/01/06	300
Lufkin	TX	105,904	490,998	None	None	105,904	490,998	596,902	490,998		10/08/85	300
Mesquite	TX	134,940	625,612	None	None	134,940	625,612	760,552	625,612		03/20/86	300
Mesquite	TX	729,596	120,820	None	None	729,596	120,820	850,416	120,820		12/23/94	300
Mesquite	TX	984,909	1,831,268	None	20,312	984,909	1,851,580	2,836,489	375,774		11/01/06	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Mexia	TX	93,620	434,046	50,273	11,861	93,620	496,180	589,800	437,776		12/18/85	300
New Braunfels	TX	860,262	1,169,016	250,000	56,862	860,262	1,475,878	2,336,140	345,975	02/14/06	10/12/05	300
Palestine	TX	825,066	1,534,394	None	None	825,066	1,534,394	2,359,460	314,550		11/01/06	300
Plano	TX	2,420,222	769	None	None	2,420,222	769	2,420,991	292	03/12/03	06/27/02	300
San Antonio	TX	690,443	1,109,136	None	40,933	690,443	1,150,069	1,840,512	279,829	10/24/05	06/27/05	300
San Antonio	TX	835,586	1,227,220	None	45,378	835,586	1,272,598	2,108,184	270,361	09/14/06	05/09/06	300
San Antonio	TX	835,431	1,185,257	None	49,931	835,431	1,235,188	2,070,619	298,223	12/02/05	06/24/05	300
Temple	TX	797,574	1,193,813	1,350	19,714	797,574	1,214,877	2,012,451	264,336	09/14/06	04/07/06	300
Waxahachie	TX	1,035,794	1,925,746	None	83	1,035,794	1,925,829	2,961,623	394,779		11/01/06	300
Waxahachie	TX	326,935	726,137	None	8,433	326,935	734,570	1,061,505	705,242		12/29/87	300
Sandy	UT	635,945	884,792	None	286	635,945	885,078	1,521,023	567,939		12/22/95	300
Bluefield	VA	845,277	1,571,754	None	None	845,277	1,571,754	2,417,031	322,208		11/01/06	300
Chester	VA	541,628	1,008,771	None	None	541,628	1,008,771	1,550,399	176,518		08/30/07	300
Danville	VA	751,055	1,396,772	66,062	18,690	751,055	1,481,524	2,232,579	294,215		11/01/06	300
Martinsville	VA	833,114	1,549,167	None	None	833,114	1,549,167	2,382,281	317,578		11/01/06	300
Midlothian	VA	421,479	785,639	None	145	421,479	785,784	1,207,263	137,472		08/30/07	300
Richmond	VA	326,265	608,812	None	145	326,265	608,957	935,222	106,527		08/30/07	300
Richmond	VA	385,000	717,891	None	145	385,000	718,036	1,103,036	125,616		08/30/07	300
Staunton	VA	867,684	1,613,368	17,107	39,801	867,684	1,670,276	2,537,960	360,389		11/01/06	300
Suffolk	VA	816,986	1,519,214	None	153	816,986	1,519,367	2,336,353	311,464		11/01/06	300
Williamsburg	VA	651,167	1,212,201	None	None	651,167	1,212,201	1,863,368	212,118		08/30/07	300
Bennington	VT	118,823	673,551	None	None	118,823	673,551	792,374	270,541		12/19/01	300
Brattleboro	VT	0	738,115	None	None	0	738,115	738,115	191,699		08/30/07	300
Rutland	VT	812,197	1,511,184	None	None	812,197	1,511,184	2,323,381	264,440		08/30/07	300
Williston	VT	0	1,197,659	None	None	0	1,197,659	1,197,659	260,820		08/30/07	300
Tacoma	WA	198,857	921,947	51,224	122	198,857	973,293	1,172,150	941,806		05/29/84	300
Sturgeon Bay	WI	214,865	477,221	34,385	243	214,865	511,849	726,714	470,949		12/01/87	300
Parkersburg	WV	722,732	1,343,920	2,107	16,667	722,732	1,362,694	2,085,426	275,784		11/01/06	300
Laramie	WY	210,000	466,417	3,195	72	210,000	469,684	679,684	404,215		03/12/90	300

Restaurants - quick service
Alabaster	AL	335,197	622,697	None	None	335,197	622,697	957,894	131,804		09/14/06	300
Andalusia	AL	252,403	468,949	None	None	252,403	468,949	721,352	99,261		09/14/06	300
Atmore	AL	272,044	505,636	None	None	272,044	505,636	777,680	209,833		08/31/01	300
Attalla	AL	148,993	276,890	None	None	148,993	276,890	425,883	58,608		09/14/06	300
Bessemer	AL	172,438	320,429	None	None	172,438	320,429	492,867	67,824		09/14/06	300
Brent	AL	134,432	249,846	None	None	134,432	249,846	384,278	52,884		09/14/06	300
Clanton	AL	230,036	427,391	None	None	230,036	427,391	657,427	177,365		08/31/01	300
Demopolis	AL	251,349	466,972	None	None	251,349	466,972	718,321	193,791		08/31/01	300
Evergreen	AL	148,982	276,881	None	None	148,982	276,881	425,863	58,606		09/14/06	300
Fort Payne	AL	303,056	563,001	None	None	303,056	563,001	866,057	233,643		08/31/01	300
Gadsden	AL	242,194	449,977	None	None	242,194	449,977	692,171	95,245		09/14/06	300
Gardendale	AL	398,669	740,568	None	None	398,669	740,568	1,139,237	307,333		08/31/01	300
Greenville	AL	226,108	420,117	None	None	226,108	420,117	646,225	88,925		09/14/06	300
Haleyville	AL	262,500	488,357	None	None	262,500	488,357	750,857	78,950		12/21/07	300
Hamilton	AL	214,198	397,991	None	None	214,198	397,991	612,189	84,241		09/14/06	300
Hoover	AL	251,434	467,185	None	None	251,434	467,185	718,619	193,879		08/31/01	300
Hueytown	AL	281,422	522,828	None	None	281,422	522,828	804,250	110,665		09/14/06	300
Leeds	AL	171,145	318,028	None	None	171,145	318,028	489,173	67,316		09/14/06	300
Mobile	AL	286,333	531,950	None	None	286,333	531,950	818,283	112,596		09/14/06	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Montgomery	AL	143,693	267,060	None	None	143,693	267,060	410,753	56,528		09/14/06	300
Montgomery	AL	145,206	269,870	None	None	145,206	269,870	415,076	57,122		09/14/06	300
Montgomery	AL	380,468	706,777	None	None	380,468	706,777	1,087,245	147,245		10/12/06	300
Opp	AL	160,778	298,782	None	None	160,778	298,782	459,560	62,246		10/12/06	300
Prattville	AL	254,278	472,432	None	None	254,278	472,432	726,710	99,998		09/14/06	300
Trussville	AL	256,485	476,510	None	None	256,485	476,510	732,995	99,273		10/12/06	300
Warrior	AL	159,109	295,676	None	None	159,109	295,676	454,785	62,585		09/14/06	300
Arkadelphia	AR	248,868	462,744	None	None	248,868	462,744	711,612	96,405		10/12/06	300
Bentonville	AR	377,086	700,582	None	None	377,086	700,582	1,077,668	290,738		08/31/01	300
Hope	AR	288,643	536,715	None	None	288,643	536,715	825,358	222,728		08/31/01	300
Jacksonville	AR	267,376	497,124	None	None	267,376	497,124	764,500	105,225		09/14/06	300
Jonesboro	AR	173,984	323,371	None	None	173,984	323,371	497,355	53,356		11/16/07	300
Little Rock	AR	317,000	589,377	None	None	317,000	589,377	906,377	244,583		08/31/01	300
Little Rock	AR	216,570	402,459	None	None	216,570	402,459	619,029	66,406		11/16/07	300
Malvern	AR	219,703	408,588	None	None	219,703	408,588	628,291	86,484		09/14/06	300
North Little Rock	AR	376,320	699,138	None	None	376,320	699,138	1,075,458	115,358		11/16/07	300
Pocahontas	AR	241,128	447,988	None	None	241,128	447,988	689,116	93,331		10/12/06	300
Siloam Springs	AR	190,000	352,808	None	None	190,000	352,808	542,808	199,326		11/20/97	300
Glendale	AZ	740,707	1,376,143	None	None	740,707	1,376,143	2,116,850	240,823		08/28/07	300
Phoenix	AZ	704,014	1,307,998	(145,542)	None	558,472	1,307,998	1,866,470	228,898		08/28/07	300
Phoenix	AZ	766,680	1,424,378	None	None	766,680	1,424,378	2,191,058	249,264		08/28/07	300
Phoenix	AZ	813,750	1,511,928	None	None	813,750	1,511,928	2,325,678	264,585		08/28/07	300
Tempe	AZ	525,463	976,404	None	None	525,463	976,404	1,501,867	170,869		08/28/07	300
Tucson	AZ	463,231	860,982	None	None	463,231	860,982	1,324,213	150,670		08/28/07	300
Tucson	AZ	496,194	922,053	None	None	496,194	922,053	1,418,247	161,357		08/28/07	300
Tucson	AZ	107,393	500,154	None	61	107,393	500,215	607,608	498,366		01/17/86	300
Yuma	AZ	236,121	541,651	None	None	236,121	541,651	777,772	295,196		05/28/98	300
Barstow	CA	689,842	690,204	None	None	689,842	690,204	1,380,046	366,961		09/24/98	300
Fresno	CA	561,502	1,043,688	None	None	561,502	1,043,688	1,605,190	182,641		08/28/07	300
Livermore	CA	662,161	823,242	None	None	662,161	823,242	1,485,403	437,694		09/23/98	300
Rancho Cucamonga	CA	95,192	441,334	None	5	95,192	441,339	536,531	441,335		12/20/85	300
Riverside	CA	90,000	170,394	135,301	None	90,000	305,695	395,695	224,742		12/09/76	300
Sacramento	CA	386,793	417,290	None	127	386,793	417,417	804,210	224,766		07/31/98	300
San Ramon	CA	406,000	1,126,930	None	None	406,000	1,126,930	1,532,930	1,126,930		12/08/83	180
Aurora	CO	288,558	537,322	None	None	288,558	537,322	825,880	94,027		08/28/07	300
Aurora	CO	210,000	540,346	None	None	210,000	540,346	750,346	8,105		08/29/11	300
Broomfield	CO	444,277	0	None	None	444,277	-	444,277	-		08/29/11	300
Brush	CO	90,000	220,976	None	None	90,000	220,976	310,976	3,315		08/29/11	300
Colorado Springs	CO	152,000	704,736	None	None	152,000	704,736	856,736	704,736		09/30/86	300
Fort Morgan	CO	80,000	350,452	None	None	80,000	350,452	430,452	5,257		08/29/11	300
Lafayette	CO	450,000	59,281	None	None	450,000	59,281	509,281	889		08/29/11	300
Lakewood	CO	510,000	124,971	None	None	510,000	124,971	634,971	1,875		08/29/11	300
Littleton	CO	700,000	1,301,370	None	None	700,000	1,301,370	2,001,370	227,738		08/28/07	300
Littleton	CO	260,000	508,347	None	None	260,000	508,347	768,347	7,625		08/29/11	300
Littleton	CO	470,000	207,744	None	None	470,000	207,744	677,744	3,116		08/29/11	300
Westminster	CO	261,466	487,102	None	None	261,466	487,102	748,568	85,240		08/28/07	300
Meriden	CT	369,482	687,116	None	None	369,482	687,116	1,056,598	120,243		08/28/07	300
Newark	DE	647,500	1,203,300	None	None	647,500	1,203,300	1,850,800	210,576		08/28/07	300
Chipley	FL	270,439	502,655	None	None	270,439	502,655	773,094	208,596		08/31/01	300
Clearwater	FL	484,090	899,658	None	None	484,090	899,658	1,383,748	157,438		08/28/07	300
Clearwater	FL	370,000	512,393	None	None	370,000	512,393	882,393	7,686		08/29/11	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Cutler Bay	FL	962,500	1,788,329	None	None	962,500	1,788,329	2,750,829	312,955		08/28/07	300
Dade City	FL	140,000	387,991	None	None	140,000	387,991	527,991	5,820		08/29/11	300
DeFuniak	FL	269,554	501,010	None	None	269,554	501,010	770,564	207,914		08/31/01	300
Dunedin	FL	440,000	100,727	None	None	440,000	100,727	540,727	1,511		08/29/11	300
Jacksonville	FL	150,210	693,445	None	253	150,210	693,698	843,908	693,562		09/13/85	300
Lake Mary	FL	774,043	1,438,165	None	None	774,043	1,438,165	2,212,208	251,676		08/28/07	300
Lake Placid	FL	220,000	206,076	None	None	220,000	206,076	426,076	3,091		08/29/11	300
Lakeland	FL	310,000	519,387	None	None	310,000	519,387	829,387	7,791		08/29/11	300
Lakeland	FL	530,000	556,704	None	None	530,000	556,704	1,086,704	8,351		08/29/11	300
Lakeland	FL	170,000	288,777	None	None	170,000	288,777	458,777	4,332		08/29/11	300
Margate	FL	688,583	1,279,430	None	None	688,583	1,279,430	1,968,013	223,899		08/28/07	300
Miami	FL	962,500	1,788,139	None	None	962,500	1,788,139	2,750,639	312,922		08/28/07	300
Miami Beach	FL	786,510	1,461,294	None	None	786,510	1,461,294	2,247,804	255,725		08/28/07	300
New Port Richey	FL	260,000	579,385	None	None	260,000	579,385	839,385	8,691		08/29/11	300
North Miami Bch.	FL	505,870	940,302	None	None	505,870	940,302	1,446,172	164,550		08/28/07	300
Orlando	FL	600,000	949,489	None	None	600,000	949,489	1,549,489	479,713	05/27/99	12/18/98	300
Oviedo	FL	204,200	911,338	None	None	204,200	911,338	1,115,538	430,002	03/27/00	08/24/99	300
Oviedo	FL	465,993	866,048	None	None	465,993	866,048	1,332,041	151,557		08/28/07	300
Oviedo	FL	456,108	847,515	None	18	456,108	847,533	1,303,641	207,652		11/21/05	300
Palm Bay	FL	330,000	556,668	None	None	330,000	556,668	886,668	284,950	02/17/99	12/29/98	300
Panama City	FL	202,047	375,424	None	None	202,047	375,424	577,471	78,213		10/12/06	300
Pembroke Pines	FL	741,074	1,376,913	None	None	741,074	1,376,913	2,117,987	240,958		08/28/07	300
Seffner	FL	200,000	209,679	None	None	200,000	209,679	409,679	3,145		08/29/11	300
St. Petersburg	FL	379,455	705,487	None	None	379,455	705,487	1,084,942	123,458		08/28/07	300
St. Petersburg	FL	370,000	675,403	None	None	370,000	675,403	1,045,403	10,131		08/29/11	300
Tallahassee	FL	385,000	715,857	None	None	385,000	715,857	1,100,857	115,729		12/25/07	300
Tallahassee	FL	175,000	325,857	None	None	175,000	325,857	500,857	52,679		12/25/07	300
Tampa	FL	962,500	1,788,133	None	None	962,500	1,788,133	2,750,633	312,922		08/28/07	300
Tampa	FL	700,000	1,300,785	None	None	700,000	1,300,785	2,000,785	227,635		08/28/07	300
Tampa	FL	545,211	1,013,321	None	None	545,211	1,013,321	1,558,532	177,329		08/28/07	300
Tampa	FL	470,000	208,666	None	None	470,000	208,666	678,666	3,130		08/29/11	300
Tampa	FL	430,000	589,949	None	None	430,000	589,949	1,019,949	8,849		08/29/11	300
Venice	FL	340,000	28,239	None	None	340,000	28,239	368,239	424		08/29/11	300
Wauchula	FL	260,000	324,525	None	None	260,000	324,525	584,525	4,868		08/29/11	300
Zephyrhills	FL	220,000	662,046	None	None	220,000	662,046	882,046	9,931		08/29/11	300
Albany	GA	326,690	607,247	None	None	326,690	607,247	933,937	146,751		12/22/05	300
Buford	GA	400,000	361,957	None	None	400,000	361,957	761,957	5,429		08/29/11	300
Cairo	GA	210,000	390,566	None	None	210,000	390,566	600,566	63,141		12/25/07	300
Cumming	GA	520,000	248,510	None	None	520,000	248,510	768,510	3,728		08/29/11	300
Duluth	GA	536,205	996,521	None	None	536,205	996,521	1,532,726	174,389		08/28/07	300
Garden City	GA	197,225	438,043	32,125	433	197,225	470,601	667,826	409,299		04/20/89	300
Lawrenceville	GA	220,000	384,908	None	None	220,000	384,908	604,908	5,774		08/29/11	300
Lilburn	GA	237,822	442,409	None	None	237,822	442,409	680,231	77,419		08/28/07	300
Lilburn	GA	380,000	338,634	None	None	380,000	338,634	718,634	5,080		08/29/11	300
Loganville	GA	340,000	422,840	None	None	340,000	422,840	762,840	6,343		08/29/11	300
Marietta	GA	423,132	786,530	None	None	423,132	786,530	1,209,662	137,641		08/28/07	300
Norcross	GA	310,000	286,762	None	None	310,000	286,762	596,762	4,301		08/29/11	300
Oakwood	GA	440,000	100,481	None	None	440,000	100,481	540,481	1,507		08/29/11	300
Roswell	GA	310,767	578,088	None	None	310,767	578,088	888,855	101,162		08/28/07	300
Thomasville	GA	300,211	558,074	None	None	300,211	558,074	858,285	134,867		12/22/05	300
Washington	GA	292,628	543,862	None	None	292,628	543,862	836,490	225,697		08/31/01	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Waycross	GA	223,475	415,563	None	None	223,475	415,563	639,038	100,427		12/22/05	300
Winder	GA	230,000	429,116	None	None	230,000	429,116	659,116	6,437		08/29/11	300
Cedar Falls	IA	208,411	387,971	None	None	208,411	387,971	596,382	93,759		12/22/05	300
Cedar Falls	IA	187,250	349,057	None	None	187,250	349,057	536,307	56,427		12/21/07	300
Cedar Rapids	IA	125,076	233,206	None	None	125,076	233,206	358,282	56,357		12/22/05	300
Fort Dodge	IA	388,815	722,573	None	None	388,815	722,573	1,111,388	152,945		09/14/06	300
Oelwein	IA	84,244	157,375	None	None	84,244	157,375	241,619	38,031		12/22/05	300
Urbandale	IA	395,896	735,724	None	None	395,896	735,724	1,131,620	155,728		09/14/06	300
Waterloo	IA	263,555	490,374	None	None	263,555	490,374	753,929	115,238		02/28/06	300
Boise	ID	190,894	824,305	None	283	190,894	824,588	1,015,482	407,744		05/17/88	300
Boise	ID	161,352	735,104	None	283	161,352	735,387	896,739	317,104		10/07/88	300
Rexburg	ID	90,760	420,787	14,890	None	90,760	435,677	526,437	420,828		11/25/85	300
Bethalto	IL	180,000	166,596	None	None	180,000	166,596	346,596	2,499		08/29/11	300
Buffalo Grove	IL	306,250	569,693	None	None	306,250	569,693	875,943	99,694		08/28/07	300
Cahokia	IL	70,000	613,995	None	None	70,000	613,995	683,995	9,210		08/29/11	300
Carlyle	IL	80,000	428,860	None	None	80,000	428,860	508,860	6,433		08/29/11	300
Centralia	IL	225,966	420,573	None	None	225,966	420,573	646,539	101,637		12/22/05	300
Countryside	IL	301,000	559,824	None	None	301,000	559,824	860,824	97,965		08/28/07	300
Edwardsville	IL	360,000	328,978	None	None	360,000	328,978	688,978	4,935		08/29/11	300
Elgin	IL	700,000	1,300,943	None	None	700,000	1,300,943	2,000,943	227,663		08/28/07	300
Fairview Heights	IL	660,652	1,227,321	None	None	660,652	1,227,321	1,887,973	300,694		11/21/05	300
Godfrey	IL	200,000	282,701	None	None	200,000	282,701	482,701	4,241		08/29/11	300
Gurnee	IL	735,000	1,365,747	None	None	735,000	1,365,747	2,100,747	239,004		08/28/07	300
Highland	IL	130,000	454,866	None	None	130,000	454,866	584,866	6,823		08/29/11	300
Jerseyville	IL	150,000	420,481	None	None	150,000	420,481	570,481	6,307		08/29/11	300
Joliet	IL	280,903	522,424	None	None	280,903	522,424	803,327	91,422		08/28/07	300
Lincoln	IL	206,532	383,970	None	None	206,532	383,970	590,502	159,342		08/31/01	300
Litchfield	IL	130,000	363,760	None	None	130,000	363,760	493,760	5,456		08/29/11	300
Mascoutah	IL	80,000	435,792	None	None	80,000	435,792	515,792	6,537		08/29/11	300
Red Bud	IL	180,000	251,200	None	None	180,000	251,200	431,200	3,768		08/29/11	300
Rock Island	IL	138,463	258,066	None	None	138,463	258,066	396,529	62,365		12/22/05	300
Sparta	IL	240,000	236,571	None	None	240,000	236,571	476,571	3,549		08/29/11	300
Troy	IL	230,000	281,230	None	None	230,000	281,230	511,230	4,218		08/29/11	300
Waukegan	IL	496,908	923,576	None	None	496,908	923,576	1,420,484	161,624		08/28/07	300
Westmont	IL	475,300	883,468	None	None	475,300	883,468	1,358,768	154,605		08/28/07	300
Wood River	IL	180,000	369,377	None	None	180,000	369,377	549,377	5,541		08/29/11	300
Elkhart	IN	496,306	922,168	None	None	496,306	922,168	1,418,474	225,931		11/21/05	300
Evansville	IN	136,738	254,864	None	None	136,738	254,864	391,602	61,591		12/22/05	300
Indianapolis	IN	437,500	813,225	None	None	437,500	813,225	1,250,725	142,313		08/28/07	300
Jasper	IN	129,919	242,199	None	None	129,919	242,199	372,118	58,530		12/22/05	300
Kokomo	IN	417,330	775,555	None	None	417,330	775,555	1,192,885	179,670		03/28/06	300
Marion	IN	426,384	792,314	None	None	426,384	792,314	1,218,698	191,476		12/13/05	300
Muncie	IN	644,177	1,196,786	None	None	644,177	1,196,786	1,840,963	293,213		11/21/05	300
Muncie	IN	136,400	632,380	8,000	None	136,400	640,380	776,780	632,380		03/18/86	300
Muncie	IN	67,156	149,157	13,837	85	67,156	163,079	230,235	145,479		03/30/88	300
Munster	IN	560,000	1,040,943	None	None	560,000	1,040,943	1,600,943	182,163		08/28/07	300
Newburgh	IN	161,193	300,280	None	None	161,193	300,280	461,473	72,567		12/22/05	300
South Bend	IN	133,200	617,545	None	134	133,200	617,679	750,879	617,585		04/28/86	300
Valparaiso	IN	365,612	679,507	None	None	365,612	679,507	1,045,119	161,949		01/11/06	300
Washington	IN	155,856	290,368	None	None	155,856	290,368	446,224	70,171		12/22/05	300
Westfield	IN	213,341	477,300	None	211	213,341	477,511	690,852	418,331		12/21/89	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Chanute	KS	330,852	615,008	None	None	330,852	615,008	945,860	130,177		09/14/06	300
Fort Scott	KS	269,301	500,698	None	None	269,301	500,698	769,999	105,981		09/14/06	300
Kansas City	KS	190,000	700,039	None	None	190,000	700,039	890,039	10,501		08/29/11	300
Kansas City	KS	170,000	214,040	None	None	170,000	214,040	384,040	3,211		08/29/11	300
Kansas City	KS	210,000	624,304	None	None	210,000	624,304	834,304	9,365		08/29/11	300
Kansas City	KS	140,000	767,812	None	None	140,000	767,812	907,812	11,517		08/29/11	300
Lawrence	KS	410,000	338,788	None	None	410,000	338,788	748,788	5,082		08/29/11	300
Overland Park	KS	408,578	759,513	None	None	408,578	759,513	1,168,091	132,913		08/28/07	300
Overland Park	KS	754,020	1,401,069	None	None	754,020	1,401,069	2,155,089	245,185		08/28/07	300
Parsons	KS	318,516	592,099	None	None	318,516	592,099	910,615	125,328		09/14/06	300
Topeka	KS	232,146	431,853	None	None	232,146	431,853	663,999	75,572		08/28/07	300
Bowling Green	KY	685,246	1,273,002	None	None	685,246	1,273,002	1,958,248	311,885		11/21/05	300
Hazard	KY	243,836	453,025	None	8	243,836	453,033	696,869	95,891		09/14/06	300
Lexington	KY	655,085	1,216,983	None	None	655,085	1,216,983	1,872,068	298,161		11/21/05	300
Lexington	KY	122,200	1,400	None	31,682	122,200	33,082	155,282	8,094		12/03/86	300
Madisonville	KY	422,501	784,831	None	None	422,501	784,831	1,207,332	166,123		09/14/06	300
Paducah	KY	673,551	1,251,276	None	None	673,551	1,251,276	1,924,827	306,563		11/21/05	300
Bossier City	LA	172,269	320,497	None	None	172,269	320,497	492,766	67,839		09/14/06	300
Deridder	LA	371,127	690,819	None	None	371,127	690,819	1,061,946	125,486		06/22/07	300
Jonesboro	LA	163,651	304,492	None	None	163,651	304,492	468,143	64,451		09/14/06	300
Natchitoches	LA	291,675	541,890	None	None	291,675	541,890	833,565	224,882		08/31/01	300
Ruston	LA	170,274	316,792	None	None	170,274	316,792	487,066	67,054		09/14/06	300
Shreveport	LA	359,268	667,417	None	None	359,268	667,417	1,026,685	276,976		08/31/01	300
Shreveport	LA	154,671	287,815	None	None	154,671	287,815	442,486	60,921		09/14/06	300
Shreveport	LA	200,033	372,059	None	None	200,033	372,059	572,092	78,752		09/14/06	300
Shreveport	LA	259,987	483,401	None	None	259,987	483,401	743,388	102,320		09/14/06	300
Shreveport	LA	269,130	500,382	None	None	269,130	500,382	769,512	105,914		09/14/06	300
Vivian	LA	135,568	252,338	None	None	135,568	252,338	387,906	53,412		09/14/06	300
Winnfield	LA	145,973	271,661	None	None	145,973	271,661	417,634	57,502		09/14/06	300
Fall River	MA	962,500	1,787,831	None	None	962,500	1,787,831	2,750,331	312,870		08/28/07	300
Lawrence	MA	910,000	1,690,877	None	None	910,000	1,690,877	2,600,877	295,900		08/28/07	300
Hagerstown	MD	499,396	928,250	None	None	499,396	928,250	1,427,646	162,442		08/28/07	300
Canton	MI	279,923	521,223	None	None	279,923	521,223	801,146	91,212		08/28/07	300
Livonia	MI	350,000	651,446	None	None	350,000	651,446	1,001,446	114,001		08/28/07	300
Affton	MO	120,000	171,955	None	None	120,000	171,955	291,955	2,579		08/29/11	300
Bolivar	MO	237,094	440,596	None	None	237,094	440,596	677,690	182,844		08/31/01	300
Bridgeton	MO	570,000	228,347	None	None	570,000	228,347	798,347	3,425		08/29/11	300
Buffalo	MO	159,346	296,519	None	24	159,346	296,543	455,889	62,781		09/14/06	300
Cape Girardeau	MO	450,078	836,372	None	None	450,078	836,372	1,286,450	199,335		01/11/06	300
Florissant	MO	290,000	86,396	None	None	290,000	86,396	376,396	1,296		08/29/11	300
Florissant	MO	250,000	239,221	None	None	250,000	239,221	489,221	3,588		08/29/11	300
Grandview	MO	280,000	235,370	None	None	280,000	235,370	515,370	3,531		08/29/11	300
Joplin	MO	301,207	0	None	None	301,207	-	301,207	-		09/14/06	300
Joplin	MO	281,001	522,428	None	None	281,001	522,428	803,429	110,581		09/14/06	300
Kansas City	MO	315,334	586,423	None	None	315,334	586,423	901,757	102,620		08/28/07	300
Kansas City	MO	230,000	484,010	None	None	230,000	484,010	714,010	7,260		08/29/11	300
Kansas City	MO	200,000	339,994	None	None	200,000	339,994	539,994	5,100		08/29/11	300
Lees Summit	MO	500,000	450,156	None	None	500,000	450,156	950,156	6,752		08/29/11	300
Mountain Grove	MO	219,704	408,591	None	None	219,704	408,591	628,295	86,485		09/14/06	300
Mt. Vernon	MO	160,000	282,586	None	None	160,000	282,586	442,586	159,651		11/20/97	300
Nevada	MO	290,795	540,616	None	None	290,795	540,616	831,411	114,430		09/14/06	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Nixa	MO	251,387	467,430	None	None	251,387	467,430	718,817	98,939		09/14/06	300
Raymore	MO	460,000	663,580	None	None	460,000	663,580	1,123,580	9,954		08/29/11	300
Springfield	MO	251,381	467,418	None	None	251,381	467,418	718,799	98,937		09/14/06	300
Springfield	MO	225,939	420,162	None	None	225,939	420,162	646,101	87,534		10/12/06	300
St. Louis	MO	340,000	88,519	None	None	340,000	88,519	428,519	1,328		08/29/11	300
St. Louis	MO	500,000	184,049	None	None	500,000	184,049	684,049	2,761		08/29/11	300
St. Robert	MO	329,242	611,728	None	None	329,242	611,728	940,970	253,864		08/31/01	300
Webb City	MO	337,647	627,628	None	None	337,647	627,628	965,275	132,848		09/14/06	300
Biloxi	MS	414,902	770,725	None	None	414,902	770,725	1,185,627	163,137		09/14/06	300
Canton	MS	163,193	303,268	None	None	163,193	303,268	466,461	64,192		09/14/06	300
Carthage	MS	157,803	293,257	None	None	157,803	293,257	451,060	62,073		09/14/06	300
Columbus	MS	128,409	238,775	None	None	128,409	238,775	367,184	57,704		12/22/05	300
Columbus	MS	117,411	218,350	None	None	117,411	218,350	335,761	52,767		12/22/05	300
Corinth	MS	285,607	530,598	None	None	285,607	530,598	816,205	112,310		09/14/06	300
Flowood	MS	154,733	287,549	None	168	154,733	287,717	442,450	60,870		09/14/06	300
Forest	MS	106,457	198,007	None	None	106,457	198,007	304,464	47,851		12/22/05	300
Fulton	MS	239,686	445,337	None	None	239,686	445,337	685,023	184,812		08/31/01	300
Gautier	MS	241,995	449,607	None	None	241,995	449,607	691,602	95,167		09/14/06	300
Greenville	MS	311,324	578,378	None	None	311,324	578,378	889,702	240,024		08/31/01	300
Greenwood	MS	177,329	329,520	None	None	177,329	329,520	506,849	69,749		09/14/06	300
Hernando	MS	137,898	256,282	None	None	137,898	256,282	394,180	54,246		09/14/06	300
Houston	MS	226,962	421,695	None	None	226,962	421,695	648,657	89,259		09/14/06	300
Indianola	MS	270,639	502,822	None	None	270,639	502,822	773,461	208,668		08/31/01	300
Iuka	MS	139,243	258,779	None	None	139,243	258,779	398,022	54,775		09/14/06	300
Jackson	MS	237,982	442,154	None	None	237,982	442,154	680,136	93,589		09/14/06	300
Jackson	MS	352,003	653,900	None	None	352,003	653,900	1,005,903	136,229		10/12/06	300
Kosciusko	MS	311,422	578,550	None	None	311,422	578,550	889,972	122,460		09/14/06	300
Magee	MS	264,395	491,206	None	None	264,395	491,206	755,601	103,972		09/14/06	300
Moss Point	MS	287,821	534,713	None	None	287,821	534,713	822,534	113,181		09/14/06	300
Natchez	MS	402,589	747,934	None	None	402,589	747,934	1,150,523	150,833		12/21/06	300
Newton	MS	284,350	528,311	None	None	284,350	528,311	812,661	219,246		08/31/01	300
Olive Branch	MS	332,234	617,192	None	None	332,234	617,192	949,426	130,639		09/14/06	300
Olive Branch	MS	362,276	673,055	None	None	362,276	673,055	1,035,331	111,054		11/16/07	300
Oxford	MS	164,058	304,873	None	None	164,058	304,873	468,931	64,532		09/14/06	300
Oxford	MS	297,182	552,097	None	None	297,182	552,097	849,279	115,020		10/12/06	300
Pearl	MS	334,822	621,994	None	None	334,822	621,994	956,816	227,025		08/31/01	300
Philadelphia	MS	292,868	543,912	None	None	292,868	543,912	836,780	115,128		09/14/06	300
Pontotoc	MS	285,006	529,492	None	None	285,006	529,492	814,498	112,076		09/14/06	300
Southaven	MS	498,426	925,905	None	None	498,426	925,905	1,424,331	152,774		11/16/07	300
Starkville	MS	175,436	326,005	None	None	175,436	326,005	501,441	69,004		09/14/06	300
Tupelo	MS	166,869	310,095	None	None	166,869	310,095	476,964	65,637		09/14/06	300
Tupelo	MS	225,934	419,857	None	None	225,934	419,857	645,791	88,870		09/28/06	300
Vicksburg	MS	275,895	512,632	None	None	275,895	512,632	788,527	108,507		09/28/06	300
West Point	MS	87,859	163,468	None	None	87,859	163,468	251,327	39,504		12/22/05	300
Wiggins	MS	268,104	498,095	None	None	268,104	498,095	766,199	105,430		09/14/06	300
Asheville	NC	264,226	491,419	None	None	264,226	491,419	755,645	85,997		08/28/07	300
Wilkesboro	NC	183,050	406,562	None	139	183,050	406,701	589,751	397,831		07/24/87	300
Winston Salem	NC	126,423	235,323	None	None	126,423	235,323	361,746	56,869		12/22/05	300
Winston-Salem	NC	353,239	656,427	None	None	353,239	656,427	1,009,666	272,412		08/31/01	300
Devils Lake	ND	150,390	279,798	None	None	150,390	279,798	430,188	67,618		12/22/05	300
Fargo	ND	217,057	403,609	None	None	217,057	403,609	620,666	97,539		12/22/05	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Jamestown	ND	136,523	254,045	None	None	136,523	254,045	390,568	61,394		12/22/05	300
Minot	ND	153,870	286,260	None	None	153,870	286,260	440,130	69,180		12/22/05	300
Omaha	NE	444,460	825,938	None	None	444,460	825,938	1,270,398	196,849		01/11/06	300
Omaha	NE	350,000	650,877	None	None	350,000	650,877	1,000,877	113,901		08/28/07	300
Albuquerque	NM	471,899	876,928	None	None	471,899	876,928	1,348,827	153,461		08/28/07	300
Amherst	NY	412,349	767,082	None	None	412,349	767,082	1,179,431	134,237		08/28/07	300
Buffalo	NY	317,454	591,060	None	None	317,454	591,060	908,514	103,431		08/28/07	300
Watertown	NY	139,199	645,355	8,649	280	139,199	654,284	793,483	647,344		08/18/86	300
Cincinnati	OH	299,187	556,978	None	None	299,187	556,978	856,165	97,448		08/28/07	300
Mentor	OH	394,450	734,205	None	None	394,450	734,205	1,128,655	128,472		08/28/07	300
Parma	OH	473,710	881,038	None	None	473,710	881,038	1,354,748	154,180		08/28/07	300
Toledo	OH	633,461	1,177,718	None	None	633,461	1,177,718	1,811,179	206,099		08/28/07	300
Bixby	OK	145,791	271,272	None	None	145,791	271,272	417,063	65,557		12/22/05	300
Broken Arrow	OK	245,000	369,002	None	None	245,000	369,002	614,002	207,254		12/12/97	300
Checotah	OK	153,232	285,092	None	None	153,232	285,092	438,324	68,897		12/22/05	300
Idabel	OK	214,244	398,545	None	None	214,244	398,545	612,789	165,387		08/31/01	300
Owasso	OK	327,043	607,645	None	None	327,043	607,645	934,688	252,169		08/31/01	300
Tahlequah	OK	224,982	418,341	None	None	224,982	418,341	643,323	101,099		12/22/05	300
Tulsa	OK	295,993	549,981	None	None	295,993	549,981	845,974	228,239		08/31/01	300
Salem	OR	198,540	689,507	None	None	198,540	689,507	888,047	413,389		05/23/89	300
Abington	PA	778,103	1,445,849	None	None	778,103	1,445,849	2,223,952	253,022		08/28/07	300
Greensburg	PA	315,000	586,368	None	None	315,000	586,368	901,368	102,611		08/28/07	300
Philadelphia	PA	423,333	787,125	None	None	423,333	787,125	1,210,458	137,745		08/28/07	300
Aiken	SC	240,937	447,656	None	None	240,937	447,656	688,593	94,754		09/14/06	300
Chamberlain	SD	139,587	259,627	None	None	139,587	259,627	399,214	62,743		12/22/05	300
Madison	SD	112,143	208,660	None	None	112,143	208,660	320,803	50,426		12/22/05	300
Rapid City	SD	197,967	368,047	None	None	197,967	368,047	566,014	88,944		12/22/05	300
Sioux Falls	SD	340,718	633,332	None	None	340,718	633,332	974,050	125,611		01/19/07	300
Spearfish	SD	142,114	264,320	None	None	142,114	264,320	406,434	63,877		12/22/05	300
Watertown	SD	197,559	367,289	None	None	197,559	367,289	564,848	88,761		12/22/05	300
Winner	SD	115,591	215,063	None	None	115,591	215,063	330,654	51,973		12/22/05	300
Antioch	TN	244,470	454,016	None	None	244,470	454,016	698,486	94,587		10/02/06	300
Bartlett	TN	152,469	283,343	None	None	152,469	283,343	435,812	59,974		09/14/06	300
Brownsville	TN	289,379	538,081	None	None	289,379	538,081	827,460	223,295		08/31/01	300
Collierville	TN	433,503	805,339	None	None	433,503	805,339	1,238,842	132,881		11/16/07	300
Columbia	TN	410,242	761,878	None	None	410,242	761,878	1,172,120	158,725		10/02/06	300
Germantown	TN	356,774	662,837	None	None	356,774	662,837	1,019,611	109,368		11/16/07	300
Henderson	TN	155,954	289,815	None	None	155,954	289,815	445,769	61,344		09/14/06	300
Hermitage	TN	341,251	633,753	None	None	341,251	633,753	975,004	132,032		10/02/06	300
Jackson	TN	126,158	234,594	None	None	126,158	234,594	360,752	56,693		12/22/05	300
Jackson	TN	312,734	581,049	None	None	312,734	581,049	893,783	95,873		11/16/07	300
Manchester	TN	411,504	764,222	None	None	411,504	764,222	1,175,726	159,213		10/02/06	300
Martin	TN	173,616	322,616	None	None	173,616	322,616	496,232	68,287		09/14/06	300
McMinnville	TN	442,735	635,260	None	None	442,735	635,260	1,077,995	128,092		12/21/06	300
Memphis	TN	148,386	275,760	None	None	148,386	275,760	424,146	58,369		09/14/06	300
Memphis	TN	254,423	472,680	None	None	254,423	472,680	727,103	98,475		10/12/06	300
Memphis	TN	309,358	574,779	None	None	309,358	574,779	884,137	94,839		11/16/07	300
Memphis	TN	374,048	694,918	None	None	374,048	694,918	1,068,966	114,661		11/16/07	300
Milan	TN	138,159	256,766	None	None	138,159	256,766	394,925	54,349		09/14/06	300
Millington	TN	285,613	530,630	None	None	285,613	530,630	816,243	220,209		08/31/01	300
Morristown	TN	182,935	340,274	None	None	182,935	340,274	523,209	82,232		12/22/05	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Murfreesboro	TN	376,568	699,340	None	None	376,568	699,340	1,075,908	145,696		10/02/06	300
Murfreesboro	TN	383,266	712,027	None	None	383,266	712,027	1,095,293	143,592		12/21/06	300
Nashville	TN	147,915	274,700	None	None	147,915	274,700	422,615	57,229		10/02/06	300
Nashville	TN	432,494	803,203	None	None	432,494	803,203	1,235,697	167,334		10/02/06	300
Nashville	TN	350,983	651,825	None	None	350,983	651,825	1,002,808	135,797		10/02/06	300
Ripley	TN	231,552	430,232	None	None	231,552	430,232	661,784	178,543		08/31/01	300
Sevierville	TN	423,790	787,301	None	None	423,790	787,301	1,211,091	166,645		09/28/06	300
Shelbyville	TN	245,370	455,687	None	None	245,370	455,687	701,057	94,935		10/02/06	300
Trenton	TN	174,379	324,032	None	None	174,379	324,032	498,411	68,587		09/14/06	300
Allen	TX	165,000	306,771	None	None	165,000	306,771	471,771	152,874	07/09/99	05/28/99	300
Arlington	TX	560,000	1,040,667	None	None	560,000	1,040,667	1,600,667	182,115		08/28/07	300
Arlington	TX	536,130	996,532	None	None	536,130	996,532	1,532,662	174,391		08/28/07	300
Arlington	TX	269,284	500,766	None	None	269,284	500,766	770,050	87,632		08/28/07	300
Coppell	TX	212,875	396,007	None	None	212,875	396,007	608,882	69,299		08/28/07	300
Dallas	TX	242,025	479,170	None	None	242,025	479,170	721,195	391,463		06/25/91	300
Dallas	TX	386,451	718,361	None	None	386,451	718,361	1,104,812	125,711		08/28/07	300
Ennis	TX	173,250	384,793	None	150	173,250	384,943	558,193	369,646		12/28/87	300
Fort Worth	TX	423,281	382,059	None	None	423,281	382,059	805,340	257,890		02/10/95	300
Fort Worth	TX	223,195	492,067	None	54	223,195	492,121	715,316	413,127		06/26/91	300
Grand Prairie	TX	280,000	520,197	None	None	280,000	520,197	800,197	91,034		08/28/07	300
Houston	TX	113,693	0	None	None	113,693	-	113,693	-		03/07/97	300
Houston	TX	962,500	1,788,491	None	None	962,500	1,788,491	2,750,991	312,984		08/28/07	300
Houston	TX	441,943	821,760	None	None	441,943	821,760	1,263,703	143,806		08/28/07	300
Houston	TX	335,664	624,233	None	None	335,664	624,233	959,897	109,239		08/28/07	300
Houston	TX	194,994	386,056	None	128	194,994	386,184	581,178	315,406		06/25/91	300
Houston	TX	184,175	364,636	None	128	184,175	364,764	548,939	297,907		06/25/91	300
Hurst	TX	215,623	401,245	None	None	215,623	401,245	616,868	70,216		08/28/07	300
Irving	TX	291,971	543,094	None	None	291,971	543,094	835,065	95,039		08/28/07	300
Killeen	TX	262,500	583,014	None	14,398	262,500	597,412	859,912	586,779		05/29/87	300
Lewisville	TX	448,000	832,667	None	None	448,000	832,667	1,280,667	145,715		08/28/07	300
Lufkin	TX	128,842	239,585	None	None	128,842	239,585	368,427	57,900		12/22/05	300
Lumberton	TX	111,146	206,720	None	None	111,146	206,720	317,866	49,957		12/22/05	300
Plano	TX	840,000	1,560,819	None	None	840,000	1,560,819	2,400,819	273,141		08/28/07	300
Plano	TX	581,637	1,081,045	None	None	581,637	1,081,045	1,662,682	189,181		08/28/07	300
Porter	TX	227,067	333,031	None	None	227,067	333,031	560,098	224,796		02/09/95	300
Santa Fe	TX	304,414	623,331	None	None	304,414	623,331	927,745	343,813		03/23/98	300
Sealy	TX	197,871	391,753	None	128	197,871	391,881	589,752	320,060		06/25/91	300
Spring	TX	378,654	704,206	None	None	378,654	704,206	1,082,860	123,234		08/28/07	300
Stafford	TX	214,024	423,733	None	128	214,024	423,861	637,885	346,186		06/26/91	300
Temple	TX	302,505	291,414	None	None	302,505	291,414	593,919	196,704		02/09/95	300
Texarkana	TX	311,263	578,266	None	None	311,263	578,266	889,529	239,978		08/31/01	300
Vidor	TX	146,291	271,990	None	None	146,291	271,990	418,281	65,731		12/22/05	300
Hampton	VA	805,000	1,495,800	None	None	805,000	1,495,800	2,300,800	261,763		08/28/07	300
Lynchburg	VA	308,824	573,529	None	None	308,824	573,529	882,353	29,632		09/14/10	300
Virginia Beach	VA	551,588	797,260	8,975	258	551,588	806,493	1,358,081	444,733		02/23/98	300
Woodbridge	VA	962,500	1,788,300	None	None	962,500	1,788,300	2,750,800	312,951		08/28/07	300
Spokane	WA	479,531	646,719	None	None	479,531	646,719	1,126,250	356,721		03/27/98	300
Grafton	WI	149,778	332,664	None	172	149,778	332,836	482,614	321,935		10/29/87	300
Green Bay	WI	308,131	572,756	None	None	308,131	572,756	880,887	136,507		01/11/06	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Shoe Stores
Staten Island	NY	3,190,883	3,413,933	9,932	207,462	3,190,883	3,631,327	6,822,210	1,484,873		03/26/98	300

Sporting Goods
Anchorage	AK	1,486,000	5,045,244	None	None	1,486,000	5,045,244	6,531,244	2,060,133		10/17/01	300
Mesa	AZ	984,890	1,536,269	None	None	984,890	1,536,269	2,521,159	299,554		02/12/07	300
Phoenix	AZ	2,730,000	4,509,356	None	None	2,730,000	4,509,356	7,239,356	217,952		10/22/10	300
Phoenix	AZ	3,250,000	5,735,722	None	None	3,250,000	5,735,722	8,985,722	277,227		10/22/10	300
Fresno	CA	1,650,000	3,321,244	None	None	1,650,000	3,321,244	4,971,244	1,356,166		10/17/01	300
Daytona Beach	FL	608,790	2,557,564	None	None	608,790	2,557,564	3,166,354	828,477	09/10/03	04/18/03	300
Fort Meyers	FL	1,695,000	2,025,554	None	None	1,695,000	2,025,554	3,720,554	827,097		10/17/01	300
Gainesville	FL	1,296,000	2,234,554	None	None	1,296,000	2,234,554	3,530,554	912,439		10/17/01	300
Jupiter	FL	1,698,316	4,352,255	None	247,488	1,698,316	4,599,743	6,298,059	1,579,323		05/03/00	300
Melbourne	FL	994,000	4,076,554	None	None	994,000	4,076,554	5,070,554	1,664,589		10/17/01	300
Orlando	FL	1,197,000	2,573,554	None	None	1,197,000	2,573,554	3,770,554	1,050,864		10/17/01	300
Pooler	GA	1,339,957	1,831,350	None	None	1,339,957	1,831,350	3,171,307	417,822		03/01/06	300
Geneva	IL	2,082,000	1,838,888	None	None	2,082,000	1,838,888	3,920,888	750,873		10/17/01	300
Bowie	MD	2,084,000	3,046,888	None	None	2,084,000	3,046,888	5,130,888	1,244,140		10/17/01	300
Kearney	NE	173,950	344,393	None	203	173,950	344,596	518,546	296,350		05/01/90	300
Glendale	NY	5,559,686	4,447,566	None	None	5,559,686	4,447,566	10,007,252	1,252,731		12/29/04	300
Mechanicsburg	PA	2,101,415	3,902,912	None	None	2,101,415	3,902,912	6,004,327	1,580,678		11/08/01	300
Columbia	SC	1,145,120	2,770,957	None	432	1,145,120	2,771,389	3,916,509	465,378		03/03/05	300
Spartanburg	SC	1,234,815	3,111,921	(428,405)	None	806,410	3,111,921	3,918,331	844,174		03/03/05	300
El Paso	TX	700,000	2,501,244	None	None	700,000	2,501,244	3,201,244	1,021,333		10/17/01	300
Fredericksburg	VA	1,941,000	2,979,888	None	None	1,941,000	2,979,888	4,920,888	1,216,782		10/17/01	300

Telecommunications
Augusta	GA	2,720,359	11,128,077	None	147	2,720,359	11,128,224	13,848,583	315,308		04/01/11	300
Salem	OR	1,721,686	9,387,216	2,750	None	1,721,686	9,389,966	11,111,652	203,424		06/22/11	300
Brownsville	TX	1,740,479	11,570,294	None	147	1,740,479	11,570,441	13,310,920	327,837		04/01/11	300

Theaters
Fairbanks	AK	2,586,879	9,575	None	None	2,586,879	9,575	2,596,454	4,229		09/27/00	300
Huntsville	AL	2,810,868	14,308	None	None	2,810,868	14,308	2,825,176	6,319		09/27/00	300
Chula Vista	CA	2,060,287	8,914,162	None	None	2,060,287	8,914,162	10,974,449	133,712		08/08/11	300
Norwalk	CA	2,466,208	13,463,098	None	None	2,466,208	13,463,098	15,929,306	201,946		08/08/11	300
Naples	FL	2,618,441	8,979,199	None	None	2,618,441	8,979,199	11,597,640	4,055,585		09/27/00	300
Austell	GA	2,497,504	10,148,237	None	None	2,497,504	10,148,237	12,645,741	152,224		08/08/11	300
Chamblee	GA	4,329,404	14,942	None	None	4,329,404	14,942	4,344,346	6,411		09/27/00	300
Morrow	GA	2,962,468	13,170,143	2,540	None	2,962,468	13,172,683	16,135,151	197,573		08/08/11	300
Council Bluffs	IA	4,924,553	11,652,293	None	None	4,924,553	11,652,293	16,576,846	1,811,535		01/31/08	300
Dubuque	IA	3,185,053	5,915,983	None	None	3,185,053	5,915,983	9,101,036	936,697		01/31/08	300
Edwardsville	IL	4,270,500	9,070,885	None	None	4,270,500	9,070,885	13,341,385	2,282,830		09/28/05	300
Lake in the Hills	IL	3,297,566	9,364,286	None	None	3,297,566	9,364,286	12,661,852	2,356,669		09/28/05	300
Marion	IL	832,500	3,499,885	None	None	832,500	3,499,885	4,332,385	880,795		09/28/05	300
Mattoon	IL	543,183	5,110,193	None	None	543,183	5,110,193	5,653,376	1,286,056		09/28/05	300
Pekin	IL	1,575,231	9,183,100	None	None	1,575,231	9,183,100	10,758,331	2,311,071		09/28/05	300
Rockford	IL	4,270,500	16,675,954	(1,779)	None	4,268,721	16,675,954	20,944,675	4,196,772		09/28/05	300
Springfield	IL	3,151,838	10,404,452	None	None	3,151,838	10,404,452	13,556,290	2,618,444		09/28/05	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Bloomington	IN	2,498,642	7,934,745	None	None	2,498,642	7,934,745	10,433,387	1,996,901		09/28/05	300
Columbus	IN	1,999,812	7,234,361	None	None	1,999,812	7,234,361	9,234,173	1,820,638		09/28/05	300
Indianapolis	IN	2,700,395	17,672,980	None	None	2,700,395	17,672,980	20,373,375	4,245,903		09/28/05	300
Terre Haute	IN	1,249,321	9,835,885	None	None	1,249,321	9,835,885	11,085,206	2,475,355		09/28/05	300
Coon Rapids	MN	2,460,040	14,964,514	None	None	2,460,040	14,964,514	17,424,554	3,766,060		09/28/05	300
Inver Grove	MN	2,863,272	15,274,237	None	None	2,863,272	15,274,237	18,137,509	3,844,006		09/28/05	300
Poplar Bluff	MO	1,106,618	4,872,502	None	None	1,106,618	4,872,502	5,979,120	1,226,237		09/28/05	300
Rockaway	NJ	8,634,576	14,679,823	None	None	8,634,576	14,679,823	23,314,399	2,964,455	12/06/06	04/13/05	300
Binghamton	NY	2,700,000	5,570,505	14,812	None	2,700,000	5,585,317	8,285,317	1,407,057		09/29/05	300
Henrietta	NY	2,152,546	8,953,645	None	None	2,152,546	8,953,645	11,106,191	134,305		08/08/11	300
Akron	OH	1,511,018	1,386	None	None	1,511,018	1,386	1,512,404	612		09/27/00	300
Beavercreek	OH	2,062,545	8,467,551	None	None	2,062,545	8,467,551	10,530,096	127,013		08/08/11	300
Columbus	OH	2,103,351	5,161,550	None	None	2,103,351	5,161,550	7,264,901	1,883,953		11/01/02	300
Hillsboro	OR	4,915,032	16,377	None	None	4,915,032	16,377	4,931,409	7,233		09/27/00	300
Portland	OR	2,793,001	9,942	None	None	2,793,001	9,942	2,802,943	4,391		09/27/00	300
Fort Worth	TX	2,280,000	2,802,189	None	None	2,280,000	2,802,189	5,082,189	611,811		07/26/06	300
Laredo	TX	2,161,477	5,561,558	None	None	2,161,477	5,561,558	7,723,035	1,141,676	10/11/06	08/09/05	300
Live Oak	TX	2,910,035	12,674,850	None	None	2,910,035	12,674,850	15,584,885	190,123		08/08/11	300
Longview	TX	2,887,500	5,363,826	None	None	2,887,500	5,363,826	8,251,326	1,296,258		12/21/05	300
Lubbock	TX	1,642,533	6,984,372	None	None	1,642,533	6,984,372	8,626,905	104,766		08/08/11	300
Waco	TX	1,013,706	5,880,539	None	None	1,013,706	5,880,539	6,894,245	1,225,112		10/06/06	300
Glen Allen	VA	1,314,065	9,748,457	None	None	1,314,065	9,748,457	11,062,522	4,403,017		09/27/00	300
Roanoke	VA	2,212,494	9,324,958	None	None	2,212,494	9,324,958	11,537,452	139,874		08/08/11	300
Sterling	VA	4,546,305	33,325	None	None	4,546,305	33,325	4,579,630	14,158		09/27/00	300
Marysville	WA	1,988,142	0	None	None	1,988,142	-	1,988,142	-		07/27/00	300
Fitchburg	WI	5,540,553	10,290,483	None	None	5,540,553	10,290,483	15,831,036	1,629,326		01/31/08	300

Transportation Services
Palmetto	FL	1,853,907	9,635,997	4,500	None	1,853,907	9,640,497	11,494,404	305,234		03/17/11	300
Conley	GA	420,000	780,000	None	None	420,000	780,000	1,200,000	29,900		01/10/11	300
Chicago	IL	612,500	1,137,500	None	None	612,500	1,137,500	1,750,000	43,604		01/10/11	300
Grayslake	IL	5,044,195	17,092,759	500	None	5,044,195	17,093,259	22,137,454	484,328		04/21/11	300
Evansville	IN	959,651	4,053,122	None	None	959,651	4,053,122	5,012,773	47,286		09/13/11	300
Wichita	KS	2,840,499	7,375,302	1,000	None	2,840,499	7,376,302	10,216,801	233,626		03/16/11	300
Louisville	KY	472,500	877,500	None	None	472,500	877,500	1,350,000	33,638		01/10/11	300
St. Rose	LA	3,147,428	8,283,048	None	None	3,147,428	8,283,048	11,430,476	13,805		12/20/11	300
Baltimore	MD	1,740,080	4,580,068	None	None	1,740,080	4,580,068	6,320,148	1,542,657	12/24/03	04/01/03	300
Detroit	MI	280,000	520,000	None	None	280,000	520,000	800,000	19,933		01/10/11	300
Gibraltar	MI	245,000	455,000	None	None	245,000	455,000	700,000	17,442		01/10/11	300
Shakopee	MN	2,451,948	7,961,282	None	None	2,451,948	7,961,282	10,413,230	252,107		03/17/11	300
Charlotte	NC	735,000	1,365,000	None	None	735,000	1,365,000	2,100,000	52,325		01/10/11	300
Columbus	OH	245,000	455,000	None	None	245,000	455,000	700,000	17,442		01/10/11	300
Walbridge	OH	210,000	390,000	None	None	210,000	390,000	600,000	14,950		01/10/11	300
Coraopolis	PA	350,000	650,000	None	None	350,000	650,000	1,000,000	24,917		01/10/11	300
Franklin	PA	405,243	1,831,240	22,294	None	405,243	1,853,534	2,258,777	58,530		03/15/11	300
Parker	PA	210,000	390,000	None	None	210,000	390,000	600,000	14,950		01/10/11	300
Chattanooga	TN	2,024,239	8,974,591	500	None	2,024,239	8,975,091	10,999,330	284,233		03/17/11	300
Freeport	TX	245,000	455,000	None	None	245,000	455,000	700,000	17,442		01/10/11	300
LaPorte	TX	875,000	1,625,000	None	None	875,000	1,625,000	2,500,000	62,292		01/10/11	300
Vineyard	UT	1,732,107	5,356,844	None	None	1,732,107	5,356,844	7,088,951	169,633		03/17/11	300

				Cost Capitalized								Life on
				Subsequent		Gross Amount at Which Carried						which
		Initial Cost to Company		to Acquisition		at Close of Period (Notes 2, 3, 5, 6 and 7)						depreciation
			Buildings,				Buildings,					in latest
			Improvements				Improvements					Income
			and				and		Accumulated			Statement
Description			Acquisition		Carrying		Acquisition		Depreciation	Date of	Date	is Computed
(Note 1)		Land	Fees	Improvements	Costs	Land	Fees	Total	(Note 4)	Construction	Acquired	(in Months)

Video Rental
Birmingham	AL	392,795	865,115	39,818	441	392,795	905,374	1,298,169	498,532		09/30/97	300
Port St. Lucie	FL	612,695	702,209	4,825	424	612,695	707,458	1,320,153	366,177	12/09/98	09/08/98	300
Wichita	KS	289,714	797,856	6,400	168	289,714	804,424	1,094,138	420,156		11/23/98	300
Centerville	OH	601,408	758,192	9,017	116	601,408	767,325	1,368,733	412,839		06/30/98	300
Forest Park	OH	328,187	921,232	118,422	275	328,187	1,039,929	1,368,116	528,645		11/14/97	300
Murfreesboro	TN	406,056	886,293	39,176	792	406,056	926,261	1,332,317	508,379		09/26/97	300

Wholesale Clubs
Columbia	MD	10,208,201	18,958,088	None	None	10,208,201	18,958,088	29,166,289	221,178		09/30/11	300
Nashua	NH	7,204,581	13,379,935	None	None	7,204,581	13,379,935	20,584,516	156,099		09/30/11	300
Freeport	NY	13,122,718	24,369,763	1,000	None	13,122,718	24,370,763	37,493,481	284,339		09/30/11	300
Yorktown Heights	NY	11,225,391	20,847,154	None	None	11,225,391	20,847,154	32,072,545	243,217		09/30/11	300
Conshohocken	PA	7,231,557	13,430,034	None	None	7,231,557	13,430,034	20,661,591	156,684		09/30/11	300
Woodbridge	VA	5,659,285	10,509,101	1,000	None	5,659,285	10,510,101	16,169,386	122,631		09/30/11	300

Other
El Centro	CA	520,000	2,185,899	None	None	520,000	2,185,899	2,705,899	200,374		09/17/09	300
Escondido	CA	1,949,375	12,966,248	415,002	None	1,949,375	13,381,250	15,330,625	2,276,395	08/13/07	01/18/06	300
San Diego	CA	3,745,000	8,885,351	113,731	35,308	3,745,000	9,034,390	12,779,390	7,065,643	03/08/86	03/25/86	300
San Diego	CA	5,797,411	15,473,497	208,470	75,947	5,797,411	15,757,914	21,555,325	10,373,675	01/20/89	08/05/87	300
San Diego	CA	2,485,160	8,697,822	1,769,961	124,505	2,485,160	10,592,288	13,077,448	16,487,614	01/23/89	09/19/86	300
Orange Park	FL	478,314	618,348	141,523	27,981	478,314	787,852	1,266,166	338,964		12/31/98	300
Venice	FL	259,686	362,562	4,535	154	259,686	367,251	626,937	222,440		11/26/96	300
Brunswick	GA	290,369	788,880	22,865	15,789	290,369	827,534	1,117,903	445,356		12/31/97	300
Jackson	MS	405,360	656,296	(124,313)	21,751	405,360	553,734	959,094	420,706		11/26/96	300
Meridian	MS	181,156	515,598	75,460	None	181,156	591,058	772,214	346,811		11/26/96	300
Lakewood	NY	144,859	526,301	77,838	171	144,859	604,310	749,169	319,919		11/26/96	300
Humble	TX	106,000	545,518	47,680	6,493	106,000	599,691	705,691	580,880		03/25/86	300
Lubbock	TX	49,000	108,831	10,282	None	49,000	119,113	168,113	111,176		10/29/87	300
Hampton	VA	373,499	836,071	7,601	16,686	373,499	860,358	1,233,857	473,059		12/19/97	300
Crest Net Lease		2,556,276	4,759,982	(4,364,592)	8,525	2,556,276	403,915	2,960,191	109,925
Misc Investments		0	398,245	None	None	0	398,245	398,245	397,364

		1,754,028,090	3,210,726,573	6,586,061	4,755,408	1,750,783,723	3,225,312,409	4,976,096,132	816,087,890

Note 1.

Realty Income owns 2,619 single-tenant properties and 15 multi-tenant properties, three are located in San Diego, CA and one is located in each of the following cities: Sheboygan, WI, Jackson, TN, Humble, TX, Escondido, CA, Cedar Park, TX, Brandon, FL, Cutler Ridge, FL, Deerfield Beach, FL, Edmond, OK, Dallas, TX, The Colony, TX and Virginia Beach, VA.

All properties were acquired on an all cash basis except five; $67.2 million in aggregate of encumbrances were outstanding at December 31, 2011 on four properties located in Raphine, VA, Salem, OR, St. Louis, MO and Dallas Fort Worth Airport, TX.

Crest Net Lease, Inc. owns three properties.

Note 2.	The aggregate cost for federal income tax purposes for Realty Income Corporation is $4,924,224,479 and for Crest Net Lease, Inc. is $7,521,073

Note 3.	The following is a reconciliation of total real estate carrying value for the years ended December 31:	2011	2010	2009

	Balance at Beginning of Period	4,119,901,302	3,449,776,818	3,416,323,971

	Additions During Period:
	Acquisitions	1,016,170,863	713,534,296	57,937,191
	Less amounts allocated to intangible assets that are included in Other Assets on our Consolidated Balance Sheets	(133,491,909)	(15,384,932)	(860,287)
	Equipment	14,238	33,268	25,500
	Improvements, Etc.	2,435,950	2,044,036	1,853,609
	Other (Leasing Costs)	1,721,668	1,500,953	1,185,163

	Total Additions	886,850,810	701,727,621	60,141,176

	Deductions During Period:
	Cost of Real Estate sold or disposed of	31,383,561	30,254,678	25,420,455
	Cost of Equipment sold	0	0	2,750
	Releasing costs	584,192	410,234	801,363
	Other (including Provisions for Impairment)	(1,311,773)	938,225	463,761

	Total Deductions	30,655,980	31,603,137	26,688,329

	Balance at Close of Period	4,976,096,132	4,119,901,302	3,449,776,818

Note 4.	The following is a reconciliation of accumulated depreciation for the years ended:

	Balance at Beginning of Period	715,023,381	632,894,759	554,171,306

	Additions During Period - Provision for Depreciation	113,671,104	94,489,028	90,524,336

	Deductions During Period:
	Accumulated depreciation of real estate and equipment sold or disposed of	12,606,595	12,360,406	11,800,883

	Balance at Close of Period	816,087,890	715,023,381	632,894,759

Note 5.	In 2011, provisions for impairment were recorded on five Realty Income properties.
	In 2010, provisions for impairment were recorded on four Realty Income properties and three Crest properties.
	In 2009, provisions for impairment were recorded on one Realty Income property and five Crest properties.

Note 6.

In accordance with FASB 143 and FASB interpretation No. 47, we recorded in aggregate negative $152,277 in 2011 ,negative $81,593 in 2010 and $62,571 in 2009 to two buildings for the fair value of legal obligations to peform asset-retirement activities that are conditional on future events. These two properties are reported in the drug store industry and are located in Girard, PA and Slippery Rock, PA.

	See report of independent registered public accounting firm.

Summary of Significant Accounting Policies and Procedures and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies and Procedures and Recent Accounting Pronouncements [Abstract]
Taxes

Federal Income Taxes. We have elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, or the Code. We believe we have qualified and continue to qualify as a REIT. Under the REIT operating structure, we are permitted to deduct distributions paid to our stockholders and generally will not be required to pay federal corporate income taxes on such income. Accordingly, no provision has been made for federal income taxes in the accompanying consolidated financial statements, except for the federal income taxes of Crest, which are included in discontinued operations. The income taxes recorded on our consolidated statements of income represent amounts paid by Realty Income for city and state income and franchise taxes.

Earnings and profits that determine the taxability of distributions to stockholders differ from net income reported for financial reporting purposes due to differences in the estimated useful lives and methods used to compute depreciation and the carrying value (basis) of the investments in properties for tax purposes, among other things.

Government Taxes. We collect and remit sales and property taxes assessed by different governmental authorities that are both imposed on and concurrent with a revenue-producing transaction between us and our tenants. We report the collection of these taxes on a net basis (excluded from revenues). The amounts of these taxes are not significant to our financial position or results of operations.

Net Income Per Common Share

Net Income Per Common Share. Basic net income per common share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during each period. Diluted net income per common share is computed by dividing net income available to common stockholders for the period by the weighted average number of common shares that would have been outstanding assuming the issuance of common shares for all potentially dilutive common shares outstanding during the reporting period.

Discontinued Operations

Discontinued Operations. Operations from seven investment properties classified as held for sale at September 30, 2012, plus properties previously sold, are reported as discontinued operations. Their respective results of operations have been reclassified as income from discontinued operations on our consolidated statements of income. We do not depreciate properties that are classified as held for sale.

If we determine we have no plans to sell a property asset in the near term (i.e. within the next 12 months), and this property was previously classified as held for sale, the property is reclassified to real estate held for investment. A property that is reclassified to held for investment is measured and recorded at the lower of (i) its carrying amount before the property was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the property been continuously classified as held for investment, or (ii) the fair value at the date of the subsequent decision not to sell.

No debt was assumed by buyers of our investment properties, or repaid as a result of our investment property sales, and we do not allocate interest expense to discontinued operations related to real estate held for investment. We allocate interest expense related to borrowings specifically attributable to Crest.  The interest expense amounts allocated to Crest are included in income from discontinued operations.

Revenue Recognition and Accounts Receivable

Revenue Recognition and Accounts Receivable. All leases are accounted for as operating leases. Under this method, lease payments that have fixed and determinable rent increases are recognized on a straight-line basis over the lease term. Any rental revenue contingent upon a tenant’s sales is recognized only after the tenant exceeds their sales breakpoint. Rental increases based upon changes in the consumer price indexes are recognized only after the changes in the indexes have occurred and are then applied according to the lease agreements.

We recognize an allowance for doubtful accounts relating to accounts receivable for amounts deemed uncollectible. We consider tenant specific issues, such as financial stability and ability to pay, when determining collectibility of accounts receivable and appropriate allowances to record. Our allowance for doubtful accounts was $507,000 at December 31, 2011 and $1.1 million at December 31, 2010.

Other revenue includes non-operating interest earned from investments in money market funds and other notes of $502,000 in 2011, $96,000 in 2010 and $51,000 in 2009.

Principles of Consolidation

Principles of Consolidation. The accompanying consolidated financial statements include the accounts of Realty Income and other entities for which we make operating and financial decisions (i.e. control), after elimination of all material intercompany balances and transactions. We have no unconsolidated or off-balance sheet investments in variable interest entities.

Cash Equivalents

Cash Equivalents. We consider all short-term, highly liquid investments that are readily convertible to cash and have an original maturity of three months or less at the time of purchase to be cash equivalents. Our cash equivalents are primarily investments in United States Treasury or government money market funds.

Gain on Sales of Properties

Gain on Sales of Properties. When real estate is sold, the related net book value of the applicable assets is removed and a gain from the sale is recognized in our consolidated statements of income. We record a gain from the sale of real estate provided that various criteria, relating to the terms of the sale and any subsequent involvement by us with the real estate, have been met.

Allocation of the Purchase Price of Real Estate Acquisitions

Allocation of the Purchase Price of Real Estate Acquisitions. When acquiring a property for investment purposes, we allocate the fair value of real estate acquired to: 1) land and 2) building and improvements, based in each case on their estimated fair values.  In addition, assumed mortgages payable are recorded at their estimated fair values.

For properties acquired with in-place operating leases, we allocate the fair value of real estate acquired to:

1) land, 2) building and improvements, and 3) identified intangible assets and liabilities, based in each case on their estimated fair values. Intangible assets and liabilities consist of above-market and below-market leases, the value of in-place leases and tenant relationships, as applicable.

Our estimated fair value determinations are based on management’s judgment, which is based on various factors, including: (1) market conditions, (2) industry that tenant operates in, (3) characteristics of the real estate, i.e.: location, size, demographics, value and comparative rental rates, (4) tenant credit profile, (5) store profitability and the importance of the location of the real estate to the operations of the tenant’s business, and/or (6) real estate valuations, prepared by an independent valuation firm.  When real estate valuations are utilized, the measurement of fair value related to the allocation of the purchase price of real estate acquisitions is derived principally from observable market data that is not readily available to the public (and thus should be categorized as level 2 on FASB’s three-level valuation hierarchy).  Our other methodologies for measuring fair value related to the allocation of the purchase price of real estate acquisitions (except for independent third-party real estate valuations) include unobservable inputs that reflect our own internal assumptions and calculations (and thus should be categorized as level 3 on FASB’s three-level valuation hierarchy).

The fair value of the tangible assets of an acquired property with an in-place operating lease (which includes land and buildings/improvements) is determined by valuing the property as if it were vacant, and the “as-if-vacant” value is then allocated to land and buildings/improvements based on our determination of the fair value of these assets. Our fair value determinations are based on a real estate valuation for each property, prepared by an independent valuation firm, and consider estimates of carrying costs during the expected lease-up periods, current market conditions, as well as costs to execute similar leases. In allocating the fair value to identified intangibles for above-market or below-market leases, an amount is recorded based on the present value of the difference between (i) the contractual amount to be paid pursuant to the in-place lease and (ii) our estimate of fair market lease rate for the corresponding in-place lease, measured over a period equal to the remaining term of the lease.

Capitalized above-market lease values are amortized as a reduction of rental income over the remaining terms of the respective leases. Capitalized below-market lease values are amortized as an increase to rental income over the remaining terms of the respective leases and expected below-market renewal option periods.  The amounts amortized as a net (decrease) increase to rental income for capitalized above-market and below-market leases for 2011 was $(1.1 million), for 2010 was $154,000 and for 2009 was $185,000.

The aggregate value of other acquired intangible assets consists of the value of in-place leases and tenant relationships, as applicable. These are measured by the excess of the purchase price paid for a property, after adjusting for above or below-market lease value, less the estimated fair value of the property “as if vacant,” determined as set forth above. The value of in-place leases, exclusive of the value of above-market and below-market in-place leases, is amortized to expense over the remaining periods of the respective leases. The amount amortized to expense for 2011 was $8.3 million, for 2010 was $1.4 million and for 2009 was $1.1 million. If a lease were to be terminated prior to its stated expiration, all unamortized amounts relating to that lease would be recorded to revenue or expense as appropriate.

The following table presents the impact during the next five years and thereafter related to the net decrease to rental revenue from the amortization of the acquired above-market and below-market lease intangibles and the increase to amortization expense from the amortization of the in-place lease intangibles for properties owned at December 31, 2011 (in thousands):

	Net decrease to rental revenue	Increase to amortization expense
2012	$(1,930)	$13,280
2013	(1,930)	13,281
2014	(2,015)	13,069
2015	(1,962)	12,275
2016	(1,957)	12,196
Thereafter	(13,864)	59,154
Totals	$(23,658)	$123,255

In allocating the fair value to assumed mortgages, amounts are recorded to debt premiums or discounts based on the present value of the estimated cash flows, which is calculated to account for either above or below-market interest rates.  These assumed mortgage payables are amortized as a reduction to interest expense over the remaining term of the respective mortgages.

Depreciation and Amortization

Depreciation and Amortization. Land, buildings and improvements are recorded and stated at cost. Major replacements and betterments, which improve or extend the life of the asset, are capitalized and depreciated over their estimated useful lives, while ordinary repairs and maintenance are expensed as incurred. Buildings and improvements that are under redevelopment, or are being developed, are carried at cost and no depreciation is recorded on these assets. Additionally, amounts essential to the development of the property, such as pre-construction, development, construction, interest and any other costs incurred during the period of development are capitalized. We cease capitalization when the property is available for occupancy upon substantial completion of tenant improvements, but in any event no later than one year from the completion of major construction activity.

Properties are depreciated using the straight-line method over the estimated useful lives of the assets.  The estimated useful lives are as follows:

Buildings	Typically 25 years
Building improvements	4 to 15 years
Tenant improvements and lease commissions	The shorter of the term of the related lease or useful life
Acquired in-place leases	Remaining terms of the respective leases

Provisions for Impairment

Provisions for Impairment. We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment is recorded if estimated future operating cash flows (undiscounted and without interest charges) plus estimated disposition proceeds (undiscounted) are less than the current book value of the property. Key factors that we use in this analysis include: projected rental rates, estimated holding periods, capital expenditures and property sales capitalization rates. Additionally, a property classified as held for sale is carried at the lower of carrying cost or estimated fair value, less estimated cost to sell.

In 2011, Realty Income recorded total provisions for impairment of $405,000 on two properties in the automotive service industry, one property in the motor vehicle dealerships industry and one property in the pet supplies and services industry.  These provisions for impairment are included in income from discontinued operations, except for $10,000 which is included in income from continuing operations.

In 2010, Realty Income recorded total provisions for impairment of $213,000 on three properties in the restaurant industry and one property in the child care industry.  Provisions for impairment of $171,000 are included in income from discontinued operations.  Since one of these properties was subsequently reclassified from held for sale to held for investment during 2011, a provision for impairment of $42,000 is included in income from continuing operations.  Additionally, during 2010, Crest recorded total provisions for impairment of $807,000 on three properties held for investment at December 31, 2010 and 2011.  These provisions for impairment are included in income from continuing operations.

In 2009, Realty Income recorded a provision for impairment of $110,000 on one property in the convenience store industry, which was sold during 2010. This provision for impairment is included in income from discontinued operations. During 2009, Crest recorded total provisions for impairment of $199,000 on three properties classified as held for investment at December 31, 2011.  These provisions for impairment are included in income from continuing operations.  Additionally, Crest recorded total provisions for impairment of $78,000 on two properties which were sold in 2009. These provisions for impairment are included in income from discontinued operations.

Asset Retirement Obligations

Asset Retirement Obligations. We analyze our future legal obligations associated with the other-than-temporary removal of tangible long-lived assets, also referred to as asset retirement obligations. When we determine that we have a legal obligation to provide services upon the retirement of a tangible long-lived asset, we record a liability for this obligation based on the estimated fair value of this obligation and adjust the carrying amount of the related long-lived asset by the same amount. This asset is amortized over its estimated useful life. The estimated fair value of the asset retirement obligation is calculated by discounting the future cash flows using a credit-adjusted risk-free interest rate.

Goodwill

Goodwill. Goodwill is tested for impairment during the second quarter of each year as well as when events or circumstances occur indicating that our goodwill might be impaired.  During our tests for impairment of goodwill, during the second quarters of 2011, 2010 and 2009, we determined that the estimated fair values of our reporting units exceeded their carrying values.  We did not record any impairment on our existing goodwill during 2011, 2010 or 2009.

Use of Estimates

Use of Estimates. The consolidated financial statements were prepared in conformity with U.S. generally accepted accounting principles, or GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Impact of Recent Accounting Pronouncements.
Impact of Recent Accounting Pronouncements. In August 2011, the FASB issued ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350), which is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Under the amendments in ASU No. 2011-08, an entity, through an assessment of qualitative factors, is not required to calculate the estimated fair value of a reporting unit, in connection with the two-step goodwill impairment test, unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. ASU No. 2011-08 will apply only to our disclosures related to our annual goodwill impairment test.

Summary of Significant Accounting Policies and Procedures and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies and Procedures and Recent Accounting Pronouncements [Abstract]
Reconciliation of net income to taxable net income

	2011(1)	2010	2009
Net income available to common stockholders	$132,779	$106,531	$106,874
Preferred stock cash dividends	24,253	24,253	24,253
Depreciation and amortization timing differences	32,215	23,024	27,094
Tax gain on the sales of real estate less than book gain	--	--	(5,436)
Tax loss on the sale of real estate less than book gain	(6,661)	(10,063)	--
Elimination of net revenue and expenses from Crest	418	1,337	378
Compensation deduction per Section 162(m) of the Code	4,896	2,915	2,144
Adjustment for share-based compensation	(622)	562	1,824
Adjustment for straight-line rent	(1,562)	(1,613)	(1,117)
Adjustment for acquisition expenses	1,503	368	62
Adjustment for an increase in prepaid rent	3,584	4,223	1,273
Other adjustments	6	(30)	(2,958)
Taxable net income, before our dividends paid deduction	$190,809	$151,507	$154,391

(1) The 2011 information presented is a reconciliation of our net income available to common stockholders to estimated taxable net income.

Reconciliation of shares used in net income per common share

	2011	2010	2009
Weighted average shares used for the basic net income per share computation	126,142,696	105,869,637	103,577,507
Incremental shares from share-based compensation	46,703	73,084	3,546
Adjusted weighted average shares used for diluted net income per share computation	126,189,399	105,942,721	103,581,053
Unvested shares from share-based compensation that were anti-dilutive	13,020	87,600	542,368

Other assets

December 31,	2011	2010
Value of in-place leases, net of accumulated amortization	$123,255	$21,635
Value of above-market leases, net of accumulated amortization	30,081	4,586
Deferred bond financing costs, net	22,209	14,203
Notes receivable issued in connection with Crest property sales	19,025	22,075
Prepaid expenses	9,833	8,431
Note receivable issued in connection with 2011 acquisitions	8,780	--
Credit facility origination costs, net	3,141	4,619
Loans receivable	2,178	--
Corporate assets, net of accumulated depreciation and amortization	849	827
Deferred financing costs on mortgages payable, net	751	--
Restricted escrow deposits	50	6,361
Other items	2,483	1,861
	$222,635	$84,598

Distributions payable

December 31,	2011	2010
Common stock distributions	$19,384	$17,030
Preferred stock dividends	2,021	2,021
	$21,405	$19,051

Accounts payable and other accrued expenses

December 31,	2011	2010
Bond interest payable	$35,195	$33,240
Accrued costs on properties under development	4,766	420
Other items	18,809	13,359
	$58,770	$47,019

Other liabilities

December 31,	2011	2010
Rent received in advance	$18,149	$14,564
Value of in-place below-market leases, net of accumulated amortization	6,423	3,452
Security deposits	4,607	4,539
	$29,179	$22,555

Income from discontinued operations

Income from discontinued operations	2011	2010	2009
Gain on sales of investment properties	$5,193	$8,676	$8,059
Rental revenue	5,454	6,867	9,687
Other revenue	43	32	592
Depreciation and amortization	(1,480)	(2,367)	(3,169)
Property expenses	(704)	(1,327)	(1,187)
Provisions for impairment	(395)	(171)	(110)
Crest’s income from discontinued operations	842	946	1,172
Income from discontinued operations	$8,953	$12,656	$15,044
Per common share, basic and diluted	$0.07	$0.12	$0.15

Future impact of above-market, below-market and in-place lease intangibles

	Net decrease to rental revenue	Increase to amortization expense
2012	$(1,930)	$13,280
2013	(1,930)	13,281
2014	(2,015)	13,069
2015	(1,962)	12,275
2016	(1,957)	12,196
Thereafter	(13,864)	59,154
Totals	$(23,658)	$123,255

Investments in Real Estate (Tables)	12 Months Ended
Dec. 31, 2011
Investments in Real Estate [Abstract]
Property acquisitions pro forma revenue and income

Income from
	Total revenue	continuing operations
Supplemental pro forma for the year ended December 31, 2011(1)	$ 463.6	$ 153.2
Supplemental pro forma for the year ended December 31, 2010(1)	$ 416.9	$ 127.9

(1) This unaudited pro forma supplemental information does not purport to be indicative of what our operating results would have been had the acquisitions occurred on January 1, 2010, and may not be indicative of future operating results. No material, non-recurring pro-forma adjustments were included in the calculation of this information.

Notes Payable (Tables)	12 Months Ended
Dec. 31, 2011
Notes Payable [Abstract]
Schedule of senior unsecured notes payable

December 31,	2011	2010
5.375% notes, issued in March 2003 and due in March 2013	$100	$100
5.5% notes, issued in November 2003 and due in November 2015	150	150
5.95% notes, issued in September 2006 and due in September 2016	275	275
5.375% notes, issued in September 2005 and due in September 2017	175	175
6.75% notes, issued in September 2007 and due in August 2019	550	550
5.75% notes, issued in June 2010 and due in January 2021	250	250
5.875% bonds, $100 issued in March 2005 and $150 issued in June 2011, both due in March 2035	250	100
	$1,750	$1,600

Maturity of notes and bonds payable

Year of Maturity	Notes and Bonds
2012	$ --
2013	100
2014	--
2015	150
2016	275
Thereafter	1,225
Totals	$ 1,750

Mortgages Payable (Tables)	12 Months Ended
Dec. 31, 2011
Mortgages Payable [Abstract]
Mortgages payable summary

Tenant Name	Stated Interest Rate(1)	Effective Interest Rate	Maturity Date(2)	Remaining Principal Balance(2)	Amortized Premium (Discount) Balance	Mortgage Payable Balance
T-Mobile USA, Inc. (3)	5.89%	5.19%	5/6/12	$ 10,664	$ 26	$ 10,690
Aviall Services, Inc. (4)	6.25%	4.63%	12/1/13	12,410	314	12,724
Aviall Services, Inc. (4)	6.25%	5.09%	9/1/14	11,671	359	12,030
MeadWestvaco Corporation	4.73%	4.84%	6/10/15	23,625	(68)	23,557
Solae, LLC(4)(5)	8.26%	8.26%	12/28/13	4,510	--	4,510
Solae, LLC(4)(5)	8.26%	8.26%	12/28/13	4,270	--	4,270
				$ 67,150	$ 631	$ 67,781

(1) With the exception of the MeadWestvaco Corporation mortgage, the mortgages are at fixed interest rates.  The MeadWestvaco Corporation mortgage is at a floating variable interest rate calculated as the sum of the current 1 month LIBOR plus 4.50%, not to exceed an all-in interest rate of 5.5%.

(2) The mortgages require monthly payments, with a principal payment due at maturity.

(3) We have notified the lender that the mortgage will be paid off on March 6, 2012, as allowed for in the agreement.

(4) These are mortgages associated with one property occupied by the applicable tenant.

(5) As part of the assumption of these mortgages payable related to our acquisition of Solae, LLC, we also assumed an $8.8 million note receivable, upon which we will receive interest income at a stated rate of 8.14% through December 28, 2013.

Distributions Paid and Payable (Tables)	12 Months Ended
Dec. 31, 2011
Distributions Paid and Payable [Abstract]
Schedule of Stock by Class and Dividends Paid or Payable

Month	2011	2010	2009

January	$ 0.1442500	$ 0.1430000	$ 0.1417500
February	0.1442500	0.1430000	0.1417500
March	0.1442500	0.1430000	0.1417500
April	0.1445625	0.1433125	0.1420625
May	0.1445625	0.1433125	0.1420625
June	0.1445625	0.1433125	0.1420625
July	0.1448750	0.1436250	0.1423750
August	0.1448750	0.1436250	0.1423750
September	0.1448750	0.1436250	0.1423750
October	0.1451875	0.1439375	0.1426875
November	0.1451875	0.1439375	0.1426875
December	0.1451875	0.1439375	0.1426875

Total	$ 1.7366250	$ 1.7216250	$ 1.7066250

Federal Income Tax Characterization of Distributions Paid

The following presents the federal income tax characterization of distributions paid or deemed to be paid per common share for the years:

	2011	2010	2009

Ordinary income	$ 1.3787863	$ 1.2598879	$ 1.2739214
Nontaxable distributions	0.3578387	0.4617371	0.4113034
Capital gain	--	--	0.0214002

Totals	$ 1.7366250	$ 1.7216250	$ 1.7066250

The following presents the federal income tax characterization of dividends paid per share to our Class D preferred stockholders for the years:

	2011	2010	2009

Ordinary income	$ 1.8437508	$ 1.8437508	$ 1.8206316
Capital gain	--	--	0.0231192

Totals	$ 1.8437508	$ 1.8437508	$ 1.8437508

The following presents the federal income tax characterization of dividends paid per share to our Class E preferred stockholders for the years:

	2011	2010	2009

Ordinary income	$ 1.6875000	$ 1.6875000	$ 1.6663392
Capital gain	--	--	0.0211608

Totals	$ 1.6875000	$ 1.6875000	$ 1.6875000

Operating Leases (Tables)	12 Months Ended
Dec. 31, 2011
Operating Leases [Abstract]
Minimum future annual rents

2012	$454,695
2013	439,836
2014	422,577
2015	407,459
2016	392,067
Thereafter	3,105,365

Total	$5,221,999

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Schedule of fair value by balance sheet groupings

	Carrying value per	Estimated fair
At December 31, 2011	balance sheet	market value
Notes receivable issued in connection with property sales	$19.0	$19.6
Note receivable issued in connection with 2011 acquisitions	$8.8	$8.8
Mortgages payable assumed in connection with 2011 acquisitions	$67.8	$68.2
Notes payable	$1,750.0	$1,901.9

	Carrying value per	Estimated fair
At December 31, 2010	balance sheet	market value
Notes receivable issued in connection with property sales	$22.1	$23.2
Notes payable	$1,600.0	$1,707.1

Common Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2011
Common Stock Incentive Plan [Abstract]
Common stock grant activity

	2011		2010		2009
	Number of shares	Weighted average price(1)	Number of shares	Weighted average price(1)	Number of shares	Weighted average price(1)

Outstanding nonvested shares, beginning of year	924,294	$ 19.69	853,234	$ 19.14	994,453	$ 19.70
Shares granted	247,214	33.94	278,200	28.99	142,860	22.86
Shares vested	(245,487)	25.26	(206,153)	23.70	(214,521)	23.14
Shares forfeited	(495)	31.37	(987)	26.03	(69,558)	25.95

Outstanding nonvested shares, end of year	925,526	$ 20.21	924,294	$ 19.69	853,234	$ 19.14

(1)                 Grant date fair value.

Stock option activity

	2011		2010		2009
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price

Outstanding options, beginning of year	2,454	$14.70	5,846	$14.70	21,294	$13.33
Options exercised	(2,454)	14.70	(3,392)	14.70	(15,448)	12.81

Outstanding and exercisable options, end of year	--	$ --	2,454	$14.70	5,846	$14.70

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Assets by Segment Table

Assets, as of December 31:	2011	2010

Segment net real estate:
Automotive service	$ 101,280	$ 105,393
Automotive tire services	191,577	197,997
Beverages	314,832	302,159
Child care	66,474	72,935
Convenience stores	690,246	711,667
Drug stores	154,015	143,739
Grocery stores	221,678	72,122
Health and fitness	296,188	220,856
Restaurants - casual dining	472,471	487,048
Restaurants - quick service	277,900	248,877
Theaters	383,452	281,072
Transportation services	107,632	4,961
Wholesale clubs	154,964	--
26 non-reportable segments	727,299	556,052

Total segment net real estate	4,160,008	3,404,878

Intangible assets:
Automotive tire services	529	588
Beverages	3,571	--
Drug stores	14,422	5,939
Grocery stores	5,655	6,031
Health and fitness	1,566	1,708
Restaurants - quick service	4,037	--
Theaters	31,162	1,579
Transportation services	28,944	--
Other - non-reportable segments	63,450	10,376
Goodwill:
Automotive service	1,338	1,338
Child care	5,353	5,353
Convenience stores	2,074	2,074
Restaurants - casual dining	2,461	2,461
Restaurants - quick service	1,318	1,318
Other - non reportable segments	4,662	4,662
Other corporate assets	88,839	87,285

Total assets	$ 4,419,389	$ 3,535,590

Segment Revenue Table

	Revenue
For the years ended December 31,	2011	2010	2009

Segment rental revenue:
Automotive service	$ 15,599	$ 15,564	$ 15,225
Automotive tire services	22,410	22,164	22,989
Beverages	23,458	10,292	--
Child care	21,780	21,649	22,167
Convenience stores	77,481	58,514	54,734
Drug stores	15,809	13,962	13,727
Grocery stores	6,858	3,147	2,339
Health and fitness	26,817	23,768	18,787
Restaurants - casual dining	45,295	45,371	43,865
Restaurants - quick service	25,205	24,145	24,779
Theaters	36,812	30,634	30,078
Transportation services	7,586	750	750
Wholesale clubs	3,059	--	--
26 non-reportable segments	86,898	69,025	68,285
Total rental revenue	415,067	338,985	317,725
Other revenue	1,663	657	864

Total revenue	$ 416,730	$ 339,642	$ 318,589

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Minimum future rental payments for the next five years and thereafter under ground leases

	Ground Leases Paid by Realty Income (1)	Ground Leases Paid by Our Tenants (2)	Total
2012	$157	$4,083	$4,240
2013	158	4,016	4,174
2014	167	3,786	3,953
2015	170	3,729	3,899
2016	171	3,702	3,873
Thereafter	421	49,021	49,442
Total	$1,244	$68,337	$69,581

(1) Realty Income currently pays the ground lessors directly for the rent under the ground leases.

(2) Our tenants, who are generally sub-tenants under the ground leases, are responsible for paying the rent under these ground leases. In the event a tenant fails to pay the ground lease rent, we are primarily responsible.

Organization and Operation (Details)	12 Months Ended
Dec. 31, 2011 SquareFoot
Realty Income Corporation [Member]
Property Ownership Disclosure [Abstract]
Properties owned	2,634
Number of U.S. states where properties are owned	49
Leasable square feet (in square feet)	27,300,000
Crest Net Lease, Inc. - wholly owned taxable REIT subsidiary [Member]
Property Ownership Disclosure [Abstract]
Properties owned	3

Summary of Significant Accounting Policies and Procedures and Recent Accounting Pronouncements (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Aug. 31, 2011	Jul. 31, 2011
Reconciliation of net income to taxable net income [Abstract]
Net income available to common stockholders	$ 132,779,000	[1]	$ 106,531,000	$ 106,874,000
Preferred stock cash dividends	24,253,000	[1]	24,253,000	24,253,000
Depreciation and amortization timing differences	32,215,000	[1]	23,024,000	27,094,000
Tax gain on the sales of real estate less than book gain	0	[1]	0	(5,436,000)
Tax loss on the sale of real estate less than book gain	(6,661,000)	[1]	(10,063,000)	0
Elimination of net revenue and expenses from Crest	418,000	[1]	1,337,000	378,000
Compensation deduction per Section 162(m) of the Code	4,896,000	[1]	2,915,000	2,144,000
Adjustment for share-based compensation	(622,000)	[1]	562,000	1,824,000
Adjustment for straight-line rent	(1,562,000)	[1]	(1,613,000)	(1,117,000)
Adjustment for acquisition expenses	1,503,000	[1]	368,000	62,000
Adjustment for an increase in prepaid rent	3,584,000	[1]	4,223,000	1,273,000
Other adjustments	6,000	[1]	(30,000)	(2,958,000)
Taxable net income, before our dividends paid deduction	190,809,000	[1]	151,507,000	154,391,000
Federal Income Taxes [Abstract]
Basis period on acquisition for REIT tax recognition (in years)	10Y
Percentage of C corporation acquired (in hundredths)	100.00%
Tax deferred gains relating to transfer of property from C Corporation to REIT	60,500,000
Number of investment properties classified as held for sale					7
Revenue Recognition and Accounts Receivable [Abstract]
Allowance for doubtful accounts	507,000		1,100,000
Non-operating interest earned from investments included in other income	502,000		96,000	51,000
Par value change [Abstract]
Par value of common and preferred stock	$ 0.01		$ 1			$ 0.01	$ 1
Reconciliation of net income per share, basic to diluted [Abstract]
Weighted average shares used for the basic net income per share computation (in shares)	126,142,696		105,869,637	103,577,507
Incremental shares from share-based compensation (in shares)	46,703		73,084	3,546
Adjusted weighted average shares used for diluted net income per share computation (in shares)	126,189,399		105,942,721	103,581,053
Unvested shares from share-based compensation that were anti-dilutive (in shares)	13,020		87,600	542,368
Other assets [Abstract]
Value of in-place leases, net of accumulated amortization	123,255,000		21,635,000
Value of above-market leases, net of accumulated amortization	30,081,000		4,586,000
Deferred bond financing costs, net	22,209,000		14,203,000
Notes receivable issued in connection with Crest property sales	19,025,000		22,075,000
Prepaid expenses	9,833,000		8,431,000
Note receivable issued in connection with 2011 acquisitions	8,780,000		0
Credit facility origination costs, net	3,141,000		4,619,000
Loans receivable	2,178,000		0
Corporate assets, net of accumulated depreciation and amortization	849,000		827,000
Deferred financing costs on mortgages payable, net	751,000		0
Restricted escrow deposits	50,000		6,361,000
Other items	2,483,000		1,861,000
Other assets	222,635,000		84,598,000
Distributions payable [Abstract]
Distributions payable	21,405,000		19,051,000
Accounts payable and accrued expenses [Abstract]
Bond interest payable	35,195,000		33,240,000
Accrued costs on properties under development	4,766,000		420,000
Other items	18,809,000		13,359,000
Accounts payable and accrued expenses	58,770,000		47,019,000
Other liabilities disclosure [Abstract]
Rent received in advance	18,149,000		14,564,000
Value of in-place below-market leases, net of accumulated amortization	6,423,000		3,452,000
Security deposits	4,607,000		4,539,000
Other liabilities	29,179,000		22,555,000
Provision for Impairment [Abstract]
Total provisions for impairment	405,000		213,000	110,000
Income from discontinued operations [Abstract]
Gain on sales of investment properties	5,193,000		8,676,000	8,059,000
Rental revenue	5,454,000		6,867,000	9,687,000
Other revenue	43,000		32,000	592,000
Depreciation and amortization	(1,480,000)		(2,367,000)	(3,169,000)
Property expenses	(704,000)		(1,327,000)	(1,187,000)
Provisions for impairment	(395,000)		(171,000)	(110,000)
Crest's income from discontinued operations	842,000		946,000	1,172,000
Income from discontinued operations	8,953,000		12,656,000	15,044,000
Per common share, basic and diluted	$ 0.07		$ 0.12	$ 0.15
Rental income net (decrease) increase due to capitalized above-market and below-market leases	(1,100,000)		154,000	185,000
In-place lease, amortization to expense	8,300,000		1,400,000	1,100,000
Rental revenue (decrease) from amortization of above market and below market lease intangibles [Abstract]
2012	(1,930,000)
2013	(1,930,000)
2014	(2,015,000)
2015	(1,962,000)
2016	(1,957,000)
Thereafter	(13,864,000)
Totals	(23,658,000)
Increase to amortization expense [Abstract]
2012	13,280,000
2013	13,281,000
2014	13,069,000
2015	12,275,000
2016	12,196,000
Thereafter	59,154,000
Totals	123,255,000
Parent Company [Member]
Provision for Impairment [Abstract]
Provision for impairment, income from discontinued operations			171,000
Provision for impairment, income from continuing operations	10,000		42,000
Parent Company [Member] | Automotive Service Industry [Member]
Provision for Impairment [Abstract]
Number of impaired properties by property type	2
Parent Company [Member] | Motor Vehicle Dealership Industry [Member]
Provision for Impairment [Abstract]
Number of impaired properties by property type	1
Parent Company [Member] | Pet Supplies and Services Industry [Member]
Provision for Impairment [Abstract]
Number of impaired properties by property type	1
Parent Company [Member] | Restaurant Industry [Member]
Provision for Impairment [Abstract]
Number of impaired properties by property type			3
Parent Company [Member] | Child Care Industry [Member]
Provision for Impairment [Abstract]
Number of impaired properties by property type			1
Parent Company [Member] | Convenience Store Industry [Member]
Provision for Impairment [Abstract]
Number of impaired properties by property type				1
Crest [Member]
Provision for Impairment [Abstract]
Number of impaired properties by property type			3	3
Provision for impairment, income from discontinued operations				78,000
Provision for impairment, income from continuing operations			807,000	199,000
Common Stock [Member]
Distributions payable [Abstract]
Distributions payable	19,384,000		17,030,000
Preferred Stock [Member]
Distributions payable [Abstract]
Distributions payable	$ 2,021,000		$ 2,021,000
Building [Member]
Estimated useful lives are as follows [Abstract]
Depreciation period (in years)	25
Building Improvements [Member]
Estimated useful lives are as follows [Abstract]
Depreciation period, minimum (in years)	4
Depreciation period, maximum (in year)	15

[1]	The 2011 information presented is a reconciliation of our net income available to common stockholders to estimated taxable net income.

Investments in Real Estate (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
New properties acquired [Abstract]
Investments in new properties	$ 1,020,000,000
Purchase price allocation [Abstract]
Net premiums recorded upon assumption of mortgages	820,000
Total revenue	416,730,000		339,642,000		318,589,000
Income from continuing operations	148,079,000		118,128,000		116,083,000
Capitalized costs on existing properties	6,586,061
Building and tenant improvements included in capitalized costs on existing properties	2,435,950		2,044,036		1,853,609
Intangible value of the in-place leases	123,255,000		21,635,000
Intangible value of above-market leases	30,081,000		4,586,000
Intangible value of below-market leases	6,423,000		3,452,000
Pro forma Information [Abstract]
Total revenue	463,600,000	[1]	416,900,000	[1]
Income from continuing operations	153,200,000	[1]	127,900,000	[1]
Real Estate Investments [Member]
New properties acquired [Abstract]
Investments in new properties	1,020,000,000		713,500,000
Number of new properties	164		186
New properties weighted average contractual lease rate (in hundredths)	7.80%		7.90%
New properties U.S. states of location	26		14
New properties leasable square feet (in square feet)	6,200,000		2,200,000
New properties leased percentage (in hundredths)	100.00%		100.00%
New properties average lease term (in years)	13.4Y		15.7Y
Acquisition transaction costs	1,500,000		368,000
Purchase price allocation [Abstract]
Amount of acquisitions allocated to land	239,300,000		358,300,000
Amount of acquisitions allocated to buildings and improvements	645,000,000		339,800,000
Amount of notes receivable assumed	8,800,000
Amount of mortgages payable assumed	67,400,000
Amount of acquisitions allocated to intangible assets	137,000,000		17,000,000
Amount of acquisitions allocated to intangible liabilities	5,100,000		1,600,000
Net premiums recorded upon assumption of mortgages	820,000
Capitalized costs on existing properties	4,200,000		3,600,000
Re-leasing costs included in capitalized costs on existing properties	1,700,000		1,500,000
Building and tenant improvements included in capitalized costs on existing properties	2,500,000		2,100,000
Acquired Real Estate [Member]
Purchase price allocation [Abstract]
Total revenue	32,400,000
Income from continuing operations	12,600,000
Acquired Real Estate [Member] | Retail, Distribution, Office and Manufacturing [Member]
New properties acquired [Abstract]
Investments in new properties	543,800,000		126,500,000
Number of new properties	33		23
New properties U.S. states of location			6
New properties tenant industries			8
Purchase price allocation [Abstract]
Number of tenants leasing space			13
Acquired Real Estate [Member] | Restaurants - Quick Service Industry [Member]
New properties acquired [Abstract]
Investments in new properties	41,900,000
Number of new properties	60
Purchase price allocation [Abstract]
Properties acquired under long term, net lease agreements	60
Amount paid for properties acquired under long term, net lease agreements	41,900,000
Acquired Real Estate [Member] | Wholesale Clubs Industry [Member]
New properties acquired [Abstract]
Investments in new properties	156,100,000
Number of new properties	6
Purchase price allocation [Abstract]
Properties acquired under long term, net lease agreements	6
Amount paid for properties acquired under long term, net lease agreements	156,100,000
Acquired Real Estate [Member] | Health and Fitness Industry [Member]
New properties acquired [Abstract]
Investments in new properties	63,200,000
Number of new properties	9
Purchase price allocation [Abstract]
Properties acquired under long term, net lease agreements	9
Amount paid for properties acquired under long term, net lease agreements	63,200,000
Acquired Real Estate [Member] | Remaining Properties [Member]
New properties acquired [Abstract]
Investments in new properties	59,800,000
Number of new properties	20
Purchase price allocation [Abstract]
Number of additional properties acquired			11
Amount paid for additional properties acquired			35,300,000
Acquired Real Estate [Member] | Winery and Vineyards [Member]
Purchase price allocation [Abstract]
Amount paid for properties acquired under long term, net lease agreements			304,100,000
Term of triple-net lease arrangements (in years)			20Y
Wineries acquired			2
Vineyards acquired			14
Acreage of acquired vineyards (in acres)			3,600
Square footage of wineries acquired (in square feet)			426,000
Acquired Real Estate [Member] | Convenience Store [Member]
Purchase price allocation [Abstract]
Properties acquired under long term, net lease agreements			135
Amount paid for properties acquired under long term, net lease agreements			247,600,000
Average leasable square feet per store (in square feet)			3,500
Acreage of acquired convenience stores (in acres)			1.14
Acquired Real Estate [Member] | Grocery Store Industry [Member]
New properties acquired [Abstract]
Investments in new properties	151,400,000
Number of new properties	36
Real Estate Investments With Existing Leases [Member]
New properties acquired [Abstract]
Investments in new properties	592,100,000		126,500,000
Number of new properties	94		23
Purchase price allocation [Abstract]
Intangible value of the in-place leases	109,900,000		12,600,000
Intangible value of above-market leases	27,100,000		4,400,000
Intangible value of below-market leases	$ 3,500,000		$ 1,600,000

[1]	This unaudited pro forma supplemental information does not purport to be indicative of what our operating results would have been had the acquisitions occurred on January 1, 2010, and may not be indicative of future operating results. No material, non-recurring pro-forma adjustments were included in the calculation of this information.

Credit Facility (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Line of Credit Facility [Line Items]
Unamortized debt issuance expense	$ 3,100,000	4,200,000
Line of Credit Outstanding Balance	237,400,000	0
Revolving Unsecured Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolving unsecured credit facility	425,000,000
Initiation date	December 2010
Expiration date	March 2014
Available one-year extension options	2
Variable interest rate, LIBOR plus basis points	185
Line of credit facility, commitment fee basis points	35
Line of credit facility, all-in drawn variable interest rate	220
Line of Credit Borrowing Capacity	187,600,000
Line of Credit Outstanding Balance	237,400,000
Average borrowing rate during period (in hundredths)	2.10%	1.30%	1.20%
Revolving Unsecured Credit Facility Replaced [Member]
Line of Credit Facility [Line Items]
Revolving unsecured credit facility	$ 355,000,000
Expiration date	May 2011

Notes Payable (Details) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Notes Payable Due March 2013 [Member]	Dec. 31, 2010 Notes Payable Due March 2013 [Member]	Dec. 31, 2011 Notes Payable Due November 2015 [Member]	Dec. 31, 2010 Notes Payable Due November 2015 [Member]	Dec. 31, 2011 Notes Payable Due September 2016 [Member]	Dec. 31, 2010 Notes Payable Due September 2016 [Member]	Dec. 31, 2011 Notes Payable Due September 2017 [Member]	Dec. 31, 2010 Notes Payable Due September 2017 [Member]	Dec. 31, 2011 Notes Payable Due August 2019 [Member]	Dec. 31, 2010 Notes Payable Due August 2019 [Member]	Jun. 30, 2010 Notes Payable Due January 2021 [Member]	Dec. 31, 2011 Notes Payable Due January 2021 [Member]	Dec. 31, 2010 Notes Payable Due January 2021 [Member]	Dec. 31, 2011 Bonds Payable Due March 2035 [Member]	Dec. 31, 2010 Bonds Payable Due March 2035 [Member]	Jun. 30, 2011 Bonds Payable Due March 2035 second issuance June 2011 [Member]	Dec. 31, 2011 Bonds Payable Due March 2035 second issuance June 2011 [Member]	Mar. 31, 2005 Bonds Payable Due March 2035 first issuance March 2005 [Member]	Dec. 31, 2011 Bonds Payable Due March 2035 first issuance March 2005 [Member]
Debt instrument [Abstract]
Notes payable	$ 1,750,000,000	$ 1,600,000,000		$ 100,000,000	$ 100,000,000	$ 150,000,000	$ 150,000,000	$ 275,000,000	$ 275,000,000	$ 175,000,000	$ 175,000,000	$ 550,000,000	$ 550,000,000		$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 100,000,000
Issued notes payable														250,000,000					150,000,000		100,000,000
Issuance date				March 2003		November 2003		September 2006		September 2005		September 2007			June 2010					June 2011		March 2005
Maturity date				March 2013		November 2015		September 2016		September 2017		August 2019			January 2021					March 2035		March 2035
Interest rate (in hundredths)				5.38%		5.50%		5.95%		5.38%		6.75%			5.75%					5.88%		5.88%
Percentage price to the investor (in hundredths)														99.40%					94.58%
Effective yield (in hundredths)														5.83%					6.32%
Net proceeds from the issuance of debt														246,100,000					140,100,000
Maturity of notes and bonds payable [Abstract]
2012 Maturity	0
2013 Maturity	100,000,000
2014 Maturity	0
2015 Maturity	150,000,000
2016 Maturity	275,000,000
Thereafter	1,225,000,000
Totals	1,750,000,000
Interest incurred	101,500,000	89,700,000	82,500,000
Maximum debt to total adjusted assets ratio (in hundredths)	60.00%
Maximum secured debt to total adjusted assets ratio (in hundredths)	40.00%
Minimum debt service coverage ratio	1.5
Minimum percentage of unencumbered assets to unsecured debt to be maintained (in hundredths)	150.00%
Interest rate on notes redeemed (in hundredths)			8.00%
Percentage of principal amount repaid (in hundredths)			100.00%
Principal payment on notes payable	$ 0	$ 0	$ 20,000,000

Mortgages Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Mortgages Payable [Abstract]
Investment in new properties	$ 1,020,000,000
Assumed mortgage payables	67,400,000
Net premiums recorded upon assumption of mortgages	820,000
Deferred financing costs originally recorded for mortgages payable	917,000
Deferred financing costs remaining balance at period end	751,000
Debt Instrument [Line Items]
Remaining Principal Balance	67,150,000	[1]
Amortized Premium (Discount) Balance	631,000
Mortgage Payable Balance	67,781,000		0
Note receivable assumed in connection with 2011 acquisition	8,800,000
Aviall Services, Inc. Maturity 12-1-13 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	6.25%	[2],[3]
Effective Interest Rate (in hundredths)	4.63%	[2]
Maturity Date	Dec 1, 2013	[1],[2]
Remaining Principal Balance	12,410,000	[1],[2]
Amortized Premium (Discount) Balance	314,000	[2]
Mortgage Payable Balance	12,724,000	[2]
Properties occupied by applicable tenant associated with mortgages	1
Aviall Services, Inc. Maturity 9-1-14 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	6.25%	[2],[3]
Effective Interest Rate (in hundredths)	5.09%	[2]
Maturity Date	Sep 1, 2014	[1],[2]
Remaining Principal Balance	11,671,000	[1],[2]
Amortized Premium (Discount) Balance	359,000	[2]
Mortgage Payable Balance	12,030,000	[2]
Properties occupied by applicable tenant associated with mortgages	1
T- Mobile USA, Inc. [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	5.89%	[3],[4]
Effective Interest Rate (in hundredths)	5.19%	[4]
Maturity Date	May 6, 2012	[1],[4]
Remaining Principal Balance	10,664,000	[1],[4]
Amortized Premium (Discount) Balance	26,000	[4]
Mortgage Payable Balance	10,690,000	[4]
MeadWestvaco Corporation [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	4.73%	[3]
Effective Interest Rate (in hundredths)	4.84%
Maturity Date	Jun 10, 2015	[1]
Remaining Principal Balance	23,625,000	[1]
Amortized Premium (Discount) Balance	(68,000)
Mortgage Payable Balance	23,557,000
Floating variable interest rate, variable rate basis	1 month LIBOR
Floating variable interest rate, basis spread on variable rate (in hundredths)	4.50%
Mortgage interest rate payable, maximum (in hundredths)	5.50%
Solae, LLC Effective Rate 8.26% Note 1 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	8.26%	[2],[3],[5]
Effective Interest Rate (in hundredths)	8.26%	[2],[5]
Maturity Date	Dec 28, 2013	[1],[2],[5]
Remaining Principal Balance	4,510,000	[1],[2],[5]
Amortized Premium (Discount) Balance	0	[2],[5]
Mortgage Payable Balance	4,510,000	[2],[5]
Properties occupied by applicable tenant associated with mortgages	1
Solae, LLC Effective Rate 8.26% Note 2 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	8.26%	[2],[3],[5]
Effective Interest Rate (in hundredths)	8.26%	[2],[5]
Maturity Date	Dec 28, 2013	[1],[2],[5]
Remaining Principal Balance	4,270,000	[1],[2],[5]
Amortized Premium (Discount) Balance	0	[2],[5]
Mortgage Payable Balance	4,270,000	[2],[5]
Properties occupied by applicable tenant associated with mortgages	1
Solae, LLC Effective Rate 8.26% Notes 1 and 2 [Member]
Debt Instrument [Line Items]
Note receivable assumed in connection with 2011 acquisition	$ 8,800,000
Solae, LLC, Assumed Note Receivable Stated Interest Rate (in hundredths)	8.14%

[1]	The mortgages require monthly payments, with a principal payment due at maturity.
[2]	These are mortgages associated with one property occupied by the applicable tenant.
[3]	With the exception of the MeadWestvaco Corporation mortgage, the mortgages are at fixed interest rates. The MeadWestvaco Corporation mortgage is at a floating variable interest rate calculated as the sum of the current 1 month LIBOR plus 4.50%, not to exceed an all-in interest rate of 5.5%.
[4]	We have notified the lender that the mortgage will be paid off on March 6, 2012, as allowed for in the agreement.
[5]	As part of the assumption of these mortgages payable related to our acquisition of Solae, LLC, we also assumed an $8.8 million note receivable, upon which we will receive interest income at a stated rate of 8.14% through December 28, 2013.

Common Stock Offerings (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Stock Offerings Details [Abstract]
Offering costs of issuance of common stock	$ 10,600	$ 14,600			$ 25,200	$ 22,471
Net proceeds from issuance of common shares	203,600	285,600	235,700	196,900	489,236	432,591	0
Common stock issuance proceeds used for repayment of acquisition credit facility			179,800	49,700	375,400	616,800	0
Common stock issuance proceeds used for property acquisitions				$ 126,500	$ 957,347	$ 716,776	$ 61,319
Common Stock [Member]
Shares of common stock issued [Abstract]
Issued shares (in shares)	6,300,000	8,625,000	7,360,000	6,198,500
Common Stock Offerings Details [Abstract]
Common stock issuance price (in dollars per share)	$ 34	$ 34.81	$ 33.7	$ 33.4

Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Jan. 31, 2012 Cumulative Redeemable Preferred Stock Class D [Member]	Dec. 31, 2011 Cumulative Redeemable Preferred Stock Class D [Member]	Dec. 31, 2010 Cumulative Redeemable Preferred Stock Class D [Member]	Dec. 31, 2009 Cumulative Redeemable Preferred Stock Class D [Member]	Dec. 31, 2004 Cumulative Redeemable Preferred Stock Class D [Member]	Jan. 31, 2012 Cumulative Redeemable Preferred Stock Class E [Member]	Dec. 31, 2011 Cumulative Redeemable Preferred Stock Class E [Member]	Dec. 31, 2010 Cumulative Redeemable Preferred Stock Class E [Member]	Dec. 31, 2009 Cumulative Redeemable Preferred Stock Class E [Member]	Dec. 31, 2006 Cumulative Redeemable Preferred Stock Class E [Member]
Class of Stock [Line Items]
Issued shares of stock (in shares)					5,100,000					8,800,000
Dividend rate on preferred stock (in hundredths)		7.38%					6.75%
Redemption amount (in dollars per share)		$ 25					$ 25
Number of months dividend payments were made		12					12
Dividend paid per preferred share of stock (in dollars per share)	$ 0.1536459	$ 1.8437508	$ 1.8437508	$ 1.8437508		$ 0.140625	$ 1.6875	$ 1.6875	$ 1.6875
Dividend payment on preferred shares		$ 9.4	$ 9.4	$ 9.4			$ 14.9	$ 14.9	$ 14.9

Distributions Paid and Payable (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended																																				12 Months Ended
	Dec. 31, 2011	Nov. 30, 2011	Oct. 31, 2011	Sep. 30, 2011	Aug. 31, 2011	Jul. 31, 2011	Jun. 30, 2011	May 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Feb. 28, 2011	Jan. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Oct. 31, 2010	Sep. 30, 2010	Aug. 31, 2010	Jul. 31, 2010	Jun. 30, 2010	May 31, 2010	Apr. 30, 2010	Mar. 31, 2010	Feb. 28, 2010	Jan. 31, 2010	Dec. 31, 2009	Nov. 30, 2009	Oct. 31, 2009	Sep. 30, 2009	Aug. 31, 2009	Jul. 31, 2009	Jun. 30, 2009	May 31, 2009	Apr. 30, 2009	Mar. 31, 2009	Feb. 28, 2009	Jan. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Distributions payable (in dollars per share)	$ 0.1455												$ 0.14425																								$ 0.1455	$ 0.14425
Common Stock [Member]
Class of Stock [Line Items]
Dividends paid per common share (in dollars per share)	$ 0.1451875	$ 0.1451875	$ 0.1451875	$ 0.144875	$ 0.144875	$ 0.144875	$ 0.1445625	$ 0.1445625	$ 0.1445625	$ 0.14425	$ 0.14425	$ 0.14425	$ 0.1439375	$ 0.1439375	$ 0.1439375	$ 0.143625	$ 0.143625	$ 0.143625	$ 0.1433125	$ 0.1433125	$ 0.1433125	$ 0.143	$ 0.143	$ 0.143	$ 0.1426875	$ 0.1426875	$ 0.1426875	$ 0.142375	$ 0.142375	$ 0.142375	$ 0.1420625	$ 0.1420625	$ 0.1420625	$ 0.14175	$ 0.14175	$ 0.14175	$ 1.736625	$ 1.721625	$ 1.706625
Federal income tax characterization of distributions [Abstract]
Ordinary income (in dollars per share)																																					$ 1.3787863	$ 1.2598879	$ 1.2739214
Nontaxable distributions (in dollars per share)																																					$ 0.3578387	$ 0.4617371	$ 0.4113034
Capital gain ( in dollars per share)																																					$ 0	$ 0	$ 0.0214002
Totals per common shares (in dollars per share)	$ 0.1451875	$ 0.1451875	$ 0.1451875	$ 0.144875	$ 0.144875	$ 0.144875	$ 0.1445625	$ 0.1445625	$ 0.1445625	$ 0.14425	$ 0.14425	$ 0.14425	$ 0.1439375	$ 0.1439375	$ 0.1439375	$ 0.143625	$ 0.143625	$ 0.143625	$ 0.1433125	$ 0.1433125	$ 0.1433125	$ 0.143	$ 0.143	$ 0.143	$ 0.1426875	$ 0.1426875	$ 0.1426875	$ 0.142375	$ 0.142375	$ 0.142375	$ 0.1420625	$ 0.1420625	$ 0.1420625	$ 0.14175	$ 0.14175	$ 0.14175	$ 1.736625	$ 1.721625	$ 1.706625
Cumulative Redeemable Preferred Stock Class E [Member]
Class of Stock [Line Items]
Distributions payable (in dollars per share)	$ 0.140625																																				$ 0.140625
Preferred stock, dividend payment terms																																					Monthly
Federal income tax characterization of distributions [Abstract]
Ordinary income (in dollars per share)																																					$ 1.6875	$ 1.6875	$ 1.6663392
Capital gain ( in dollars per share)																																					$ 0	$ 0	$ 0.0211608
Totals per preferred shares (in dollars per share)																																					$ 1.6875	$ 1.6875	$ 1.6875
Declared dividends to holders of preferred stock																																					$ 14.9	$ 14.9	$ 14.9
Cumulative Redeemable Preferred Stock Class D [Member]
Class of Stock [Line Items]
Distributions payable (in dollars per share)	$ 0.1536459																																				$ 0.1536459
Preferred stock, dividend payment terms																																					Monthly
Federal income tax characterization of distributions [Abstract]
Ordinary income (in dollars per share)																																					$ 1.8437508	$ 1.8437508	$ 1.8206316
Capital gain ( in dollars per share)																																					$ 0	$ 0	$ 0.0231192
Totals per preferred shares (in dollars per share)																																					$ 1.8437508	$ 1.8437508	$ 1.8437508
Declared dividends to holders of preferred stock																																					$ 9.4	$ 9.4	$ 9.4

Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rent based on a percentage of a tenants' gross sales [Abstract]
Rent revenue based on tenant's gross sales	$ 1,400,000	$ 1,400,000	$ 1,400,000
Rent revenue based on tenant's gross sales recorded to discontinued operations	38,000	75,000	130,000
Minimum Future Annual Rents Receivable [Abstract]
2012	454,695,000
2013	439,836,000
2014	422,577,000
2015	407,459,000
2016	392,067,000
Thereafter	3,105,365,000
Total	$ 5,221,999,000
Realty Income Corporation [Member]
Operating lease properties [Abstract]
Owned properties	2,634
Number of U.S. states where properties are owned	49
Single-tenant properties	2,619
Single-tenant properties (in hundredths)	99.40%
Multi-tenant properties	15
Vacant properties	87
Crest Net Lease, Inc. - wholly owned taxable REIT subsidiary [Member]
Operating lease properties [Abstract]
Owned properties	3

Gain on Sales of Real Estate Acquired for Resale (Details) (Real Estate Acquired for Resale [Member], Crest Net Lease, Inc. - wholly owned subsidiary [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate Acquired for Resale [Member] | Crest Net Lease, Inc. - wholly owned subsidiary [Member]
Real Estate Properties [Line Items]
Sales of property acquired for resale (by property)	0	0	2
Proceeds from sales of properties	$ 0	$ 0	$ 2

Gain on Sales of Investment Properties (Details) (Real Estate Investments [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate Investments [Member]
Real Estate Properties [Line Items]
Investment property sales (by property)	26	28	25
Proceeds from sales of investment properties	$ 21,800,000	$ 27,200,000	$ 20,500,000
Gain (loss) on sales of investment properties	5,200,000	8,700,000	8,100,000
Excess land sales associated with properties that continue to be owned as part of core operations [Abstract]
Excess land sales (in number of properties)	6
Proceeds from sales of excess land	2,300,000
Gain (loss) on sales of excess land	$ 540,000

Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Notes receivable issued in connection with property sales	$ 19	$ 22.1
Note receivable issued in connection with 2011 acquisitions	8.8
Financial Liabilities [Abstract]
Mortgages payable assumed in connection with 2011 acquisitions	67.8
Notes payable	1,750	1,600
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Notes receivable issued in connection with property sales	19.6	23.2
Fair value estimate methodology for notes receivable issued in connection with property sales	Discounting the future cash flows using an interest rate based upon the current 5-year or 7-year Treasury yield curve, plus an applicable credit-adjusted spread.	Discounting the future cash flows using an interest rate based upon the current 5-year or 7-year Treasury yield curve, plus an applicable credit-adjusted spread.
Note receivable issued in connection with 2011 acquisitions	8.8
Financial Liabilities [Abstract]
Mortgages payable assumed in connection with 2011 acquisitions	68.2
Notes payable	$ 1,901.9	$ 1,707.1
Fair value estimate methodology for our mortgages payable	Discounting the future cash flows using an interest rate based upon the current 5-year Treasury yield curve, plus an applicable credit-adjusted spread.
Fair value estimate methodology for notes payable	Indicative market prices and recent trading activity of our notes and bonds payable.	Indicative market prices and recent trading activity of our notes and bonds payable.

Supplemental Disclosures of Cash Flow Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Disclosures of Cash Flow Information [Abstract]
Interest paid	$ 102,000,000	$ 82,600,000	$ 83,200,000
Interest capitalized to properties under development	438,000	10,000	5,000
Income taxes paid	871,000	907,000	1,200,000
Non-cash investing and financing activities [Abstract]
Share-based compensation expense	7,900,000	6,200,000	4,700,000
Properties acquired during period with third party mortgage payable	4
Mortgage notes payable to third-party lenders	67,400,000
Net premiums on mortgage notes payable to third-party lenders	820,000
Note receivable assumed in connection with 2011 acquisition	8,800,000
Escrow deposits held for tax-deferred exchanges under Section 1031 of the Code		6,400,000	4,500,000
Receivable for sale of excess land		600,000
Receivable for the sale of investment property		799,000
Tax receivable recorded for future refunds as a result of amended state tax returns			454,000
Tax receivable recorded for future refunds as a result of amended state tax returns by Crest			303,000
Number of land leases with adjustments recorded to estimated legal obligations related to asset retirement obligations	2	2	2
Adjustments to estimated legal obligations related to asset retirement obligations on two land leases	152,000	82,000	(63,000)
Increase In Buildings And Improvements And Accounts Payable	3,700,000	337,000
Loans receivable to fund development of real estate	$ 574,000

Employee Benefit Plan (Details)	Dec. 31, 2011
401(k) plan covering substantially all employees [Abstract]
Employee 401(k) plan contribution, maximum portion of compensation (in hundredths)	60.00%
Matching contribution, maximum (in hundredths)	50.00%
Matching contribution basis portion of employee compensation, maximum (in hundredths)	3.00%

Common Stock Incentive Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares of common stock subject to options, SPR, SAR, and other awards, maximum (in shares)	3,428,000
Maximum number of shares subject to options, SPR, SAR and other awards granted under the plan to any individual in any calendar year (in shares)	1,600,000
Stock Plan, term (in years)	10Y
Share-based compensation costs recognized	$ 7,900,000		$ 6,200,000		$ 4,700,000
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Remaining unamortized share-based compensation expense	18,700,000
Common Stock Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Award Vesting Period, Maximum (in years)	10Y
Equity Instruments Other Than Options, Nonvested [Roll Forward]
Outstanding nonvested shares, beginning of year (in shares)	924,294		853,234		994,453
Shares granted (in shares)	247,214		278,200		142,860
Shares vested (in shares)	(245,487)		(206,153)		(214,521)
Shares forfeited (in shares)	(495)		(987)		(69,558)
Outstanding nonvested shares, end of each period (in shares)	925,526		924,294		853,234
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding nonvested shares, beginning of year, Weighted average price (in dollars per share)	$ 19.69	[1]	$ 19.14	[1]	$ 19.7	[1]
Shares granted, Weighted average price (in dollars per share)	$ 33.94	[1]	$ 28.99	[1]	$ 22.86	[1]
Shares vested, Weighted average price (in dollars per share)	$ 25.26	[1]	$ 23.7	[1]	$ 23.14	[1]
Shares forfeited, Weighted average price (in dollars per share)	$ 31.37	[1]	$ 26.03	[1]	$ 25.95	[1]
Outstanding nonvested shares, end of each period, Weighted average price (in dollars per share)	$ 20.21	[1]	$ 19.69	[1]	$ 19.14	[1]
Granted shares that vest immediately (in shares)	25,158
Granted shares that vest in one year (in shares)	5,000
Granted shares that vest in three years (in shares)	70,400
Granted shares that vest in five years (in shares)	146,656
Common Stock Grants [Member] | Non-employee directors [Member] | Less than 6 years of service [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	33.33%
Common Stock Grants [Member] | Non-employee directors [Member] | 6 years of service [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	50.00%
Common Stock Grants [Member] | Non-employee directors [Member] | 7 years of service [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	100.00%
Common Stock Grants [Member] | Employees [Member] | Age 55 and below [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	20.00%
Common Stock Grants [Member] | Employees [Member] | Age 56 [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	25.00%
Common Stock Grants [Member] | Employees [Member] | Age 57 [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	33.33%
Common Stock Grants [Member] | Employees [Member] | Age 58 [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	50.00%
Common Stock Grants [Member] | Employees [Member] | Age 59 [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	100.00%
Common Stock Grants [Member] | Non-executive Employees [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Employment required for non-executive employees, minimum (in months)	6M
Nonvested stock grant non-executive employees receive after 6 months employment (in shares)	200
Vesting period, initial nonvested stock granted to non-executive employees (in years)	5Y
Stock Options [Member]
Stock option, number of shares [Roll Forward]
Outstanding options, beginning of year (in shares)	2,454		5,846		21,294
Options exercised (in shares)	(2,454)		(3,392)		(15,448)
Outstanding and exercisable options, end of year (in shares)	0		2,454		5,846
Stock option, weighted average exercise price [Abstract]
Outstanding options, beginning of year (in dollars per share)	$ 14.7		$ 14.7		$ 13.33
Options exercised (in dollars per share)	$ 14.7		$ 14.7		$ 12.81
Outstanding and exercisable options, end of year (in dollars per share)	$ 0		$ 14.7		$ 14.7
Market value of stock (in dollars per share)			$ 34.2		$ 25.91
Total intrinsic value of options exercised during the years	48,000		61,000		157,000
Aggregate intrinsic value of options outstanding and exercisable			$ 48,000		$ 66,000

[1]	Grant date fair value.

Dividend Reinvestment and Stock Purchase Plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Dividend Reinvestment and Stock Purchase Plan [Abstract]
Dividend Reinvestment and Stock Purchase Plan, authorized amount to issue (in shares)	6,000,000
Dividend Reinvestment and Stock Purchase Plan, number of common shares issued (in shares)	59,605
Net proceeds received from shares issued from Dividend Reinvestment and Stock Plan	$ 1.9

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Information [Abstract]
Number of group or industry activity segments reported	39
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	$ 4,160,008	$ 3,404,878
Goodwill	17,206	17,206
Other corporate assets	88,839	87,285
Total assets	4,419,389	3,535,590
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	415,067	338,985	317,725
Other revenue	1,663	657	864
Total revenue	416,730	339,642	318,589
Automotive Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	101,280	105,393
Goodwill	1,338	1,338
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	15,599	15,564	15,225
Automotive Tire Service [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	191,577	197,997
Intangible assets	529	588
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	22,410	22,164	22,989
Beverage [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	314,832	302,159
Intangible assets	3,571	0
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	23,458	10,292	0
Child Care 1 [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	66,474	72,935
Goodwill	5,353	5,353
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	21,780	21,649	22,167
Convenience Store [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	690,246	711,667
Goodwill	2,074	2,074
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	77,481	58,514	54,734
Drug Store [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	154,015	143,739
Intangible assets	14,422	5,939
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	15,809	13,962	13,727
Health and Fitness 1 [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	296,188	220,856
Intangible assets	1,566	1,708
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	26,817	23,768	18,787
Restaurants - casual dining [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	472,471	487,048
Goodwill	2,461	2,461
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	45,295	45,371	43,865
Restaurants - quick service [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	277,900	248,877
Intangible assets	4,037	0
Goodwill	1,318	1,318
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	25,205	24,145	24,779
Grocery Store [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	221,678	72,122
Intangible assets	5,655	6,031
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	6,858	3,147	2,339
Theater [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	383,452	281,072
Intangible assets	31,162	1,579
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	36,812	30,634	30,078
Transportation Service [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	107,632	4,961
Intangible assets	28,944	0
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	7,586	750	750
Wholesale Club [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	154,964	0
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	3,059	0	0
Non-Reportable Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	727,299	556,052
Intangible assets	63,450	10,376
Goodwill	4,662	4,662
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	$ 86,898	$ 69,025	$ 68,285

Commitments and Contingencies (Details) (USD $)	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Amount Of Contingent Payments For Tenant Improvements And Leasing Costs	$ 621,000
Amount of Commitments for Construction Contracts Over Next Twelve Months	16,200,000
Minimum future rental payments for the next five years and thereafter under ground leases [Abstract]
2012	4,240,000
2013	4,174,000
2014	3,953,000
2015	3,899,000
2016	3,873,000
Thereafter	49,442,000
Total	69,581,000
Sub-tenant Ground Leases - Paid by Realty Income [Member]
Minimum future rental payments for the next five years and thereafter under ground leases [Abstract]
2012	157,000	[1]
2013	158,000	[1]
2014	167,000	[1]
2015	170,000	[1]
2016	171,000	[1]
Thereafter	421,000	[1]
Total	1,244,000	[1]
Sub Tenant Ground Lease - Paid by Tenants [Member]
Minimum future rental payments for the next five years and thereafter under ground leases [Abstract]
2012	4,083,000	[2]
2013	4,016,000	[2]
2014	3,786,000	[2]
2015	3,729,000	[2]
2016	3,702,000	[2]
Thereafter	49,021,000	[2]
Total	$ 68,337,000	[2]

[1]	Realty Income currently pays the ground lessors directly for the rent under the ground leases.
[2]	Our tenants, who are generally sub-tenants under the ground leases, are responsible for paying the rent under these ground leases. In the event a tenant fails to pay the ground lease rent, we are primarily responsible.

Subsequent Events (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended	0 Months Ended	2 Months Ended			1 Months Ended					1 Months Ended
	Dec. 31, 2011 Revolving Unsecured Credit Facility [Member]	Sep. 06, 2012 ARCT	Feb. 29, 2012 Dividend Declared - Common stockholders [Member]	Feb. 29, 2012 Dividend Declared - Class D preferred stockholders [Member]	Feb. 29, 2012 Dividend Declared - Class E preferred stockholders [Member]	Jan. 31, 2012 Friendly Ice Cream Corporation Bankruptcy of Tenant - Reorganization [Member]	Jan. 31, 2012 Buffet Holdings, Inc. Bankruptcy of Tenant - Reorganization [Member]	Feb. 29, 2012 Class F cumulative redeemable preferred stock [Member]	Feb. 15, 2017 Class F cumulative redeemable preferred stock [Member]	Mar. 15, 2012 Class F cumulative redeemable preferred stock [Member]	May 31, 2012 New Revolving Unsecured Credit Facility [Member]	Oct. 31, 2012 Subsequent event	Oct. 31, 2012 Subsequent event 2018 Notes	Oct. 31, 2012 Subsequent event 2022 Notes
Subsequent Event [Line Items]
Dividend declared, date description			January 2012 and February 2012	January 2012 and February 2012	January 2012 and February 2012
Dividends payment date, description			February 2012 and March 2012	February 2012 and March 2012	February 2012 and March 2012
Common Stock, Dividends Per Share, Declared (in dollars per share)			$ 0.1455
Preferred Stock Class D, Dividends Per Share, Declared (in dollars per share)				$ 0.1536459
Preferred Stock Class E, Dividends Per Share, Declared (in dollars per share)					$ 0.140625
Total number of leases with the Company						121	86
Accepted leases with the Company						102
Rejected leases with the Company						19
Rental revenue from the tenant (in hundredths)							3.90%
Anticipated rejected leases with the Company							7
Issued preferred stock (in shares)								14.95
Stated rate (in hundredths)								6.63%
Underwriters overallotment option exercised (in shares)								1.95
Net proceeds from issuance								$ 361,700,000
Redeemable value (in dollars per share)									$ 25
Initial dividend to be paid (in dollars per share)										$ 0.1702257
Number of days covered (in days)										37D
Monthly stated dividends, recurring (in dollars per share)										$ 0.1380208
Aggregate principal amount of notes issued													350,000,000	450,000,000
Interest rate (as a percent)													2.00%	3.25%
Debt issuance price as a percentage of principal amount													99.91%	99.38%
Effective yield (as a percent)													2.02%	3.32%
Net proceeds from the issuance of debt												790,700,000
Business Acquisition
Purchase price		2,950,000,000
Number properties added to to the portfolio		500
Fixed exchange rate of shares issued for each share of ARCT common stock held		0.2874
Line of Credit Facility [Abstract]
Revolving unsecured credit facility	$ 425,000,000										$ 1,000,000,000
Expiration date	March 2014										May 2016
Extension options	2										1
Variable rate basis											LIBOR
Basis spread on variable rate (as a percent)											1.08%
Facility commitment fee (as a percent)											0.18%
All-in drawn pricing over rate basis (as a percent)											1.25%

Schedule III Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Real Estate and Accumulated Depreciation [Line Items]
Description		[1]
Initial Cost [Abstract]
Land	$ 1,754,028,090
Buildings, Improvements and Acquisition Fees	3,210,726,573
Cost Capitalized Subsequent to Acquisition Improvements	6,586,061
Cost Capitalized Subsequent to Acquisition Carrying Costs	4,755,408
Gross Amount at Which Carried at Close of Period Land	1,750,783,723	[2],[3],[4],[5]
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,225,312,409	[2],[3],[4],[5]
Gross Amount at Which Carried at Close of Period Total	4,976,096,132	[2],[3],[4],[5]
Accumulated Depreciation	816,087,890	[6]
Reconciliation of total real estate carrying value [Rollforward]
Balance at Beginning of Period	4,119,901,302		3,449,776,818	3,416,323,971
Additions During Period:
Acquisitions	1,016,170,863		713,534,296	57,937,191
Less amounts allocated to intangible assets that are included in Other Assets on our Consolidated Balance Sheets	(133,491,909)		(15,384,932)	(860,287)
Equipment	14,238		33,268	25,500
Improvements, Etc.	2,435,950		2,044,036	1,853,609
Other (Leasing Costs)	1,721,668		1,500,953	1,185,163
Total Additions	886,850,810		701,727,621	60,141,176
Deductions During Period:
Cost of Real Estate sold or disposed of	31,383,561		30,254,678	25,420,455
Cost of Equipment sold	0		0	2,750
Releasing costs	584,192		410,234	801,363
Other (including Provisions for Impairment)	(1,311,773)		938,225	463,761
Total Deductions	30,655,980		31,603,137	26,688,329
Balance at Close of Period	4,976,096,132		4,119,901,302	3,449,776,818
Reconciliation of accumulated depreciation [Rollforward]
Balance at Beginning of Period	715,023,381		632,894,759	554,171,306
Additions During Period - Provision for Depreciation	113,671,104		94,489,028	90,524,336
Deductions During Period:
Accumulated depreciation of real estate and equipment sold or disposed of	12,606,595		12,360,406	11,800,883
Balance at Close of Period	816,087,890		715,023,381	632,894,759
Note 6 [Abstract]
Aggregate adjustment for fair value of legal obligations to perform asset-retirement activities that are conditional on future events	152,277		81,593	(62,571)
Realty Income Corporation [Member]
Note 1 [Abstract]
Number of single-tenant properties	2,619
Number of multi-tenant properties	15
Number of properties owned	2,634
Note 2 [Abstract]
Aggregate cost for federal income tax purposes	4,924,224,479
Note 5 [Abstract]
Number of properties with provisions for impairment recorded during the period	5		4	1
Crest Net Lease, Inc. - wholly owned taxable REIT subsidiary [Member]
Note 1 [Abstract]
Number of properties owned	3
Note 2 [Abstract]
Aggregate cost for federal income tax purposes	7,521,073
Note 5 [Abstract]
Number of properties with provisions for impairment recorded during the period			3	5
Apparel Stores [Member] | AZ [Member] | Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	619,035
Buildings, Improvements and Acquisition Fees	867,013
Cost Capitalized Subsequent to Acquisition Improvements	6,484
Cost Capitalized Subsequent to Acquisition Carrying Costs	43,549
Gross Amount at Which Carried at Close of Period Land	619,035
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	917,046
Gross Amount at Which Carried at Close of Period Total	1,536,081
Accumulated Depreciation	490,761
Date Acquired	2/11/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | CA [Member] | South Lake Tahoe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	South Lake Tahoe
Location	CA
Initial Cost [Abstract]
Land	3,110,000
Buildings, Improvements and Acquisition Fees	3,176,091
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,110,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,176,091
Gross Amount at Which Carried at Close of Period Total	6,286,091
Accumulated Depreciation	153,511
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | CT [Member] | Danbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Danbury
Location	CT
Initial Cost [Abstract]
Land	1,096,861
Buildings, Improvements and Acquisition Fees	6,217,688
Cost Capitalized Subsequent to Acquisition Improvements	70,819
Cost Capitalized Subsequent to Acquisition Carrying Costs	56
Gross Amount at Which Carried at Close of Period Land	1,096,861
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,288,563
Gross Amount at Which Carried at Close of Period Total	7,385,424
Accumulated Depreciation	3,594,048
Date Acquired	9/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | CT [Member] | Manchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	CT
Initial Cost [Abstract]
Land	771,660
Buildings, Improvements and Acquisition Fees	3,653,539
Cost Capitalized Subsequent to Acquisition Improvements	1,661
Cost Capitalized Subsequent to Acquisition Carrying Costs	161
Gross Amount at Which Carried at Close of Period Land	771,660
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,655,361
Gross Amount at Which Carried at Close of Period Total	4,427,021
Accumulated Depreciation	2,016,077
Date Acquired	3/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | CT [Member] | Manchester1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	CT
Initial Cost [Abstract]
Land	1,250,464
Buildings, Improvements and Acquisition Fees	5,917,037
Cost Capitalized Subsequent to Acquisition Improvements	3,555
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,250,464
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,920,592
Gross Amount at Which Carried at Close of Period Total	7,171,056
Accumulated Depreciation	3,265,459
Date Acquired	3/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | FL [Member] | Deerfield Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Deerfield Beach
Location	FL
Initial Cost [Abstract]
Land	3,160,000
Buildings, Improvements and Acquisition Fees	4,832,848
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,160,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,832,848
Gross Amount at Which Carried at Close of Period Total	7,992,848
Accumulated Depreciation	233,588
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | NY [Member] | Staten Island [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Staten Island
Location	NY
Initial Cost [Abstract]
Land	4,202,093
Buildings, Improvements and Acquisition Fees	3,385,021
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,202,093
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,385,021
Gross Amount at Which Carried at Close of Period Total	7,587,114
Accumulated Depreciation	1,867,092
Date Acquired	3/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | TX [Member] | Dallas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas
Location	TX
Initial Cost [Abstract]
Land	1,210,000
Buildings, Improvements and Acquisition Fees	2,675,265
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,675,265
Gross Amount at Which Carried at Close of Period Total	3,885,265
Accumulated Depreciation	129,304
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | TX [Member] | The Colony [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	The Colony
Location	TX
Initial Cost [Abstract]
Land	2,580,000
Buildings, Improvements and Acquisition Fees	2,214,133
Cost Capitalized Subsequent to Acquisition Improvements	20,700
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,580,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,234,833
Gross Amount at Which Carried at Close of Period Total	4,814,833
Accumulated Depreciation	107,793
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | CO [Member] | Denver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Denver
Location	CO
Initial Cost [Abstract]
Land	480,348
Buildings, Improvements and Acquisition Fees	525,270
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	480,348
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	525,270
Gross Amount at Which Carried at Close of Period Total	1,005,618
Accumulated Depreciation	32
Date of Construction	In-progress
Date Acquired	9/30/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | CO [Member] | Highlands Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Highlands Ranch
Location	CO
Initial Cost [Abstract]
Land	583,289
Buildings, Improvements and Acquisition Fees	2,139,057
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	583,289
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,139,057
Gross Amount at Which Carried at Close of Period Total	2,722,346
Accumulated Depreciation	658,832
Date of Construction	7/10/2007
Date Acquired	8/11/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | CO [Member] | Littleton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Littleton
Location	CO
Initial Cost [Abstract]
Land	601,388
Buildings, Improvements and Acquisition Fees	2,169,898
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	601,388
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,169,898
Gross Amount at Which Carried at Close of Period Total	2,771,286
Accumulated Depreciation	521,563
Date of Construction	2/2/2006
Date Acquired	11/12/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | CO [Member] | Parker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parker
Location	CO
Initial Cost [Abstract]
Land	868,768
Buildings, Improvements and Acquisition Fees	2,101,248
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	868,768
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,101,248
Gross Amount at Which Carried at Close of Period Total	2,970,016
Accumulated Depreciation	653,832
Date of Construction	2/20/2004
Date Acquired	7/3/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | CO [Member] | Thornton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Thornton
Location	CO
Initial Cost [Abstract]
Land	693,323
Buildings, Improvements and Acquisition Fees	1,896,616
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	693,323
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,896,744
Gross Amount at Which Carried at Close of Period Total	2,590,067
Accumulated Depreciation	532,338
Date of Construction	10/5/2004
Date Acquired	10/15/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | GA [Member] | Cumming [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cumming
Location	GA
Initial Cost [Abstract]
Land	661,624
Buildings, Improvements and Acquisition Fees	1,822,363
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	661,624
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,822,363
Gross Amount at Which Carried at Close of Period Total	2,483,987
Accumulated Depreciation	599,673
Date of Construction	9/18/2003
Date Acquired	12/31/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | GA [Member] | Douglasville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Douglasville
Location	GA
Initial Cost [Abstract]
Land	679,868
Buildings, Improvements and Acquisition Fees	1,935,515
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	679,868
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,935,515
Gross Amount at Which Carried at Close of Period Total	2,615,383
Accumulated Depreciation	642,652
Date of Construction	8/11/2003
Date Acquired	12/30/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | GA [Member] | Morrow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Morrow
Location	GA
Initial Cost [Abstract]
Land	725,948
Buildings, Improvements and Acquisition Fees	1,846,315
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	725,948
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,846,315
Gross Amount at Which Carried at Close of Period Total	2,572,263
Accumulated Depreciation	618,450
Date of Construction	7/7/2003
Date Acquired	8/30/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | GA [Member] | Peachtree City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Peachtree City
Location	GA
Initial Cost [Abstract]
Land	1,190,380
Buildings, Improvements and Acquisition Fees	689,284
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,190,380
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	689,284
Gross Amount at Which Carried at Close of Period Total	1,879,664
Accumulated Depreciation	247,836
Date of Construction	12/16/2002
Date Acquired	9/19/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | GA [Member] | Roswell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roswell
Location	GA
Initial Cost [Abstract]
Land	1,825,000
Buildings, Improvements and Acquisition Fees	1,632,396
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,825,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,632,396
Gross Amount at Which Carried at Close of Period Total	3,457,396
Accumulated Depreciation	35
Date of Construction	In-progress
Date Acquired	8/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | GA [Member] | Warner Robbins [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warner Robbins
Location	GA
Initial Cost [Abstract]
Land	1,250,000
Buildings, Improvements and Acquisition Fees	798,619
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	798,619
Gross Amount at Which Carried at Close of Period Total	2,048,619
Accumulated Depreciation	21
Date of Construction	In-progress
Date Acquired	9/1/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | MN [Member] | Ham Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ham Lake
Location	MN
Initial Cost [Abstract]
Land	192,610
Buildings, Improvements and Acquisition Fees	1,930,958
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	192,610
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,930,958
Gross Amount at Which Carried at Close of Period Total	2,123,568
Accumulated Depreciation	544,099
Date of Construction	7/1/2004
Date Acquired	10/31/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | MS [Member] | Olive Branch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Olive Branch
Location	MS
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	1,965,718
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,965,718
Gross Amount at Which Carried at Close of Period Total	2,315,718
Accumulated Depreciation	39,448
Date of Construction	6/29/2011
Date Acquired	11/2/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | NC [Member] | Cary [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cary
Location	NC
Initial Cost [Abstract]
Land	610,389
Buildings, Improvements and Acquisition Fees	1,492,235
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	610,389
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,492,235
Gross Amount at Which Carried at Close of Period Total	2,102,624
Accumulated Depreciation	335,753
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | NC [Member] | Durham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Durham
Location	NC
Initial Cost [Abstract]
Land	680,969
Buildings, Improvements and Acquisition Fees	1,323,140
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	24
Gross Amount at Which Carried at Close of Period Land	680,969
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,323,164
Gross Amount at Which Carried at Close of Period Total	2,004,133
Accumulated Depreciation	297,724
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | NC [Member] | Wilmington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	378,813
Buildings, Improvements and Acquisition Fees	1,150,679
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	378,813
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,150,679
Gross Amount at Which Carried at Close of Period Total	1,529,492
Accumulated Depreciation	296,306
Date of Construction	7/15/2005
Date Acquired	12/21/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | TN [Member] | Bartlett [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bartlett
Location	TN
Initial Cost [Abstract]
Land	648,526
Buildings, Improvements and Acquisition Fees	1,960,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	648,526
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,960,733
Gross Amount at Which Carried at Close of Period Total	2,609,259
Accumulated Depreciation	552,495
Date of Construction	8/3/2004
Date Acquired	10/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | UT [Member] | Salt Lake City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salt Lake City
Location	UT
Initial Cost [Abstract]
Land	2,900,000
Buildings, Improvements and Acquisition Fees	772,471
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,900,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	772,471
Gross Amount at Which Carried at Close of Period Total	3,672,471
Accumulated Depreciation	13
Date of Construction	In-progress
Date Acquired	10/11/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	231,000
Buildings, Improvements and Acquisition Fees	513,057
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	231,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	513,057
Gross Amount at Which Carried at Close of Period Total	744,057
Accumulated Depreciation	494,505
Date Acquired	11/9/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | AZ [Member] | Phoenix1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	222,950
Buildings, Improvements and Acquisition Fees	495,178
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	102
Gross Amount at Which Carried at Close of Period Land	222,950
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	495,280
Gross Amount at Which Carried at Close of Period Total	718,230
Accumulated Depreciation	438,459
Date Acquired	11/2/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | AZ [Member] | Tucson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	194,250
Buildings, Improvements and Acquisition Fees	431,434
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	194,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,434
Gross Amount at Which Carried at Close of Period Total	625,684
Accumulated Depreciation	417,376
Date Acquired	10/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | CA [Member] | Grass Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grass Valley
Location	CA
Initial Cost [Abstract]
Land	325,000
Buildings, Improvements and Acquisition Fees	384,955
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	325,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	384,955
Gross Amount at Which Carried at Close of Period Total	709,955
Accumulated Depreciation	362,675
Date Acquired	5/20/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | CA [Member] | Sacramento [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sacramento
Location	CA
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	466,419
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	127
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,546
Gross Amount at Which Carried at Close of Period Total	676,546
Accumulated Depreciation	449,679
Date Acquired	11/25/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | CA [Member] | Turlock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Turlock
Location	CA
Initial Cost [Abstract]
Land	222,250
Buildings, Improvements and Acquisition Fees	493,627
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	222,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	493,627
Gross Amount at Which Carried at Close of Period Total	715,877
Accumulated Depreciation	474,017
Date Acquired	12/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | FL [Member] | Deerfield Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Deerfield Beach
Location	FL
Initial Cost [Abstract]
Land	475,000
Buildings, Improvements and Acquisition Fees	871,738
Cost Capitalized Subsequent to Acquisition Improvements	2,420
Cost Capitalized Subsequent to Acquisition Carrying Costs	31,798
Gross Amount at Which Carried at Close of Period Land	475,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	905,956
Gross Amount at Which Carried at Close of Period Total	1,380,956
Accumulated Depreciation	458,176
Date Acquired	1/29/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | FL [Member] | Merritt Island [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Merritt Island
Location	FL
Initial Cost [Abstract]
Land	309,652
Buildings, Improvements and Acquisition Fees	482,459
Cost Capitalized Subsequent to Acquisition Improvements	25,854
Cost Capitalized Subsequent to Acquisition Carrying Costs	21,831
Gross Amount at Which Carried at Close of Period Land	309,652
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	530,144
Gross Amount at Which Carried at Close of Period Total	839,796
Accumulated Depreciation	294,225
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | CO [Member] | Denver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Denver
Location	CO
Initial Cost [Abstract]
Land	141,400
Buildings, Improvements and Acquisition Fees	314,056
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	82
Gross Amount at Which Carried at Close of Period Land	141,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	314,138
Gross Amount at Which Carried at Close of Period Total	455,538
Accumulated Depreciation	302,703
Date Acquired	11/18/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | CO [Member] | Littleton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Littleton
Location	CO
Initial Cost [Abstract]
Land	252,925
Buildings, Improvements and Acquisition Fees	561,758
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	181
Gross Amount at Which Carried at Close of Period Land	252,925
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	561,939
Gross Amount at Which Carried at Close of Period Total	814,864
Accumulated Depreciation	535,560
Date Acquired	2/12/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | CO [Member] | Denver1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Denver
Location	CO
Initial Cost [Abstract]
Land	315,000
Buildings, Improvements and Acquisition Fees	699,623
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	315,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	699,834
Gross Amount at Which Carried at Close of Period Total	1,014,834
Accumulated Depreciation	659,544
Date Acquired	5/16/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | GA [Member] | Atlanta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Atlanta
Location	GA
Initial Cost [Abstract]
Land	652,551
Buildings, Improvements and Acquisition Fees	763,360
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	45,476
Gross Amount at Which Carried at Close of Period Land	652,551
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	808,836
Gross Amount at Which Carried at Close of Period Total	1,461,387
Accumulated Depreciation	405,701
Date Acquired	12/18/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | MS [Member] | Batesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Batesville
Location	MS
Initial Cost [Abstract]
Land	190,124
Buildings, Improvements and Acquisition Fees	485,670
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	190,124
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	485,838
Gross Amount at Which Carried at Close of Period Total	675,962
Accumulated Depreciation	261,475
Date Acquired	7/27/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | MS [Member] | Horn Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Horn Lake
Location	MS
Initial Cost [Abstract]
Land	142,702
Buildings, Improvements and Acquisition Fees	514,779
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	142,702
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	514,990
Gross Amount at Which Carried at Close of Period Total	657,692
Accumulated Depreciation	279,040
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | MS [Member] | Richland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richland
Location	MS
Initial Cost [Abstract]
Land	243,565
Buildings, Improvements and Acquisition Fees	558,645
Cost Capitalized Subsequent to Acquisition Improvements	10,302
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	243,565
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	569,158
Gross Amount at Which Carried at Close of Period Total	812,723
Accumulated Depreciation	270,199
Date Acquired	12/21/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | TN [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	TN
Initial Cost [Abstract]
Land	273,120
Buildings, Improvements and Acquisition Fees	431,716
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	273,120
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,927
Gross Amount at Which Carried at Close of Period Total	705,047
Accumulated Depreciation	216,713
Date Acquired	6/30/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | AL [Member] | Millbrook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Millbrook
Location	AL
Initial Cost [Abstract]
Land	108,000
Buildings, Improvements and Acquisition Fees	518,741
Cost Capitalized Subsequent to Acquisition Improvements	4,157
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	108,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	523,109
Gross Amount at Which Carried at Close of Period Total	631,109
Accumulated Depreciation	269,776
Date of Construction	12/10/1998
Date Acquired	1/21/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | AL [Member] | Montgomery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Montgomery
Location	AL
Initial Cost [Abstract]
Land	254,465
Buildings, Improvements and Acquisition Fees	502,350
Cost Capitalized Subsequent to Acquisition Improvements	10,819
Cost Capitalized Subsequent to Acquisition Carrying Costs	295
Gross Amount at Which Carried at Close of Period Land	254,465
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	513,464
Gross Amount at Which Carried at Close of Period Total	767,929
Accumulated Depreciation	275,520
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | DE [Member] | Smyrna [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Smyrna
Location	DE
Initial Cost [Abstract]
Land	232,273
Buildings, Improvements and Acquisition Fees	472,855
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	232,273
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	472,855
Gross Amount at Which Carried at Close of Period Total	705,128
Accumulated Depreciation	252,978
Date Acquired	8/7/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | IA [Member] | Council Bluffs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Council Bluffs
Location	IA
Initial Cost [Abstract]
Land	194,355
Buildings, Improvements and Acquisition Fees	431,668
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	194,355
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,668
Gross Amount at Which Carried at Close of Period Total	626,023
Accumulated Depreciation	406,876
Date Acquired	5/19/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | ID [Member] | Lewiston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lewiston
Location	ID
Initial Cost [Abstract]
Land	138,950
Buildings, Improvements and Acquisition Fees	308,612
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,950
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	308,612
Gross Amount at Which Carried at Close of Period Total	447,562
Accumulated Depreciation	299,662
Date Acquired	9/16/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | ID [Member] | Moscow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Moscow
Location	ID
Initial Cost [Abstract]
Land	117,250
Buildings, Improvements and Acquisition Fees	260,417
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	117,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	260,417
Gross Amount at Which Carried at Close of Period Total	377,667
Accumulated Depreciation	252,865
Date Acquired	9/14/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | IL [Member] | Peoria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Peoria
Location	IL
Initial Cost [Abstract]
Land	193,868
Buildings, Improvements and Acquisition Fees	387,737
Cost Capitalized Subsequent to Acquisition Improvements	19,808
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	193,868
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	407,630
Gross Amount at Which Carried at Close of Period Total	601,498
Accumulated Depreciation	240,058
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | IN [Member] | Brazil [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brazil
Location	IN
Initial Cost [Abstract]
Land	183,952
Buildings, Improvements and Acquisition Fees	453,831
Cost Capitalized Subsequent to Acquisition Improvements	8,942
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	183,952
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	462,946
Gross Amount at Which Carried at Close of Period Total	646,898
Accumulated Depreciation	234,623
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | IN [Member] | Muncie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Muncie
Location	IN
Initial Cost [Abstract]
Land	148,901
Buildings, Improvements and Acquisition Fees	645,660
Cost Capitalized Subsequent to Acquisition Improvements	147,678
Cost Capitalized Subsequent to Acquisition Carrying Costs	28,327
Gross Amount at Which Carried at Close of Period Land	148,901
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	821,665
Gross Amount at Which Carried at Close of Period Total	970,566
Accumulated Depreciation	454,452
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | IN [Member] | Plainfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plainfield
Location	IN
Initial Cost [Abstract]
Land	453,645
Buildings, Improvements and Acquisition Fees	908,485
Cost Capitalized Subsequent to Acquisition Improvements	42,619
Cost Capitalized Subsequent to Acquisition Carrying Costs	47,114
Gross Amount at Which Carried at Close of Period Land	453,645
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	998,218
Gross Amount at Which Carried at Close of Period Total	1,451,863
Accumulated Depreciation	508,762
Date Acquired	1/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | IN [Member] | Princeton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Princeton
Location	IN
Initial Cost [Abstract]
Land	134,209
Buildings, Improvements and Acquisition Fees	560,113
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	134,209
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	560,324
Gross Amount at Which Carried at Close of Period Total	694,533
Accumulated Depreciation	286,723
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | IN [Member] | Vincennes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vincennes
Location	IN
Initial Cost [Abstract]
Land	185,312
Buildings, Improvements and Acquisition Fees	489,779
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	185,312
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	489,952
Gross Amount at Which Carried at Close of Period Total	675,264
Accumulated Depreciation	250,740
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | KS [Member] | Kansas City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	KS
Initial Cost [Abstract]
Land	222,000
Buildings, Improvements and Acquisition Fees	455,881
Cost Capitalized Subsequent to Acquisition Improvements	18,738
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	222,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	474,765
Gross Amount at Which Carried at Close of Period Total	696,765
Accumulated Depreciation	438,402
Date Acquired	5/16/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | MI [Member] | Alma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alma
Location	MI
Initial Cost [Abstract]
Land	155,000
Buildings, Improvements and Acquisition Fees	600,282
Cost Capitalized Subsequent to Acquisition Improvements	13,902
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	155,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	614,306
Gross Amount at Which Carried at Close of Period Total	769,306
Accumulated Depreciation	303,640
Date of Construction	4/29/1999
Date Acquired	2/10/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | MI [Member] | Lansing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lansing
Location	MI
Initial Cost [Abstract]
Land	265,000
Buildings, Improvements and Acquisition Fees	574,931
Cost Capitalized Subsequent to Acquisition Improvements	100,951
Cost Capitalized Subsequent to Acquisition Carrying Costs	209
Gross Amount at Which Carried at Close of Period Land	265,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	676,091
Gross Amount at Which Carried at Close of Period Total	941,091
Accumulated Depreciation	328,024
Date of Construction	4/30/1999
Date Acquired	12/3/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | MI [Member] | Sturgis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sturgis
Location	MI
Initial Cost [Abstract]
Land	109,558
Buildings, Improvements and Acquisition Fees	550,274
Cost Capitalized Subsequent to Acquisition Improvements	10,272
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	109,558
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	560,546
Gross Amount at Which Carried at Close of Period Total	670,104
Accumulated Depreciation	287,336
Date Acquired	12/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | MT [Member] | Missoula [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Missoula
Location	MT
Initial Cost [Abstract]
Land	163,100
Buildings, Improvements and Acquisition Fees	362,249
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	163,100
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	362,249
Gross Amount at Which Carried at Close of Period Total	525,349
Accumulated Depreciation	350,446
Date Acquired	10/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | NE [Member] | Omaha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	196,000
Buildings, Improvements and Acquisition Fees	435,321
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	196,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	435,321
Gross Amount at Which Carried at Close of Period Total	631,321
Accumulated Depreciation	410,320
Date Acquired	5/26/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | NE [Member] | Omaha1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	199,100
Buildings, Improvements and Acquisition Fees	412,042
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	199,100
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	412,042
Gross Amount at Which Carried at Close of Period Total	611,142
Accumulated Depreciation	388,211
Date Acquired	5/27/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | NM [Member] | Rio Rancho [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rio Rancho
Location	NM
Initial Cost [Abstract]
Land	211,577
Buildings, Improvements and Acquisition Fees	469,923
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	211,577
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	469,923
Gross Amount at Which Carried at Close of Period Total	681,500
Accumulated Depreciation	447,915
Date Acquired	2/26/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | NV [Member] | Las Vegas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Las Vegas
Location	NV
Initial Cost [Abstract]
Land	161,000
Buildings, Improvements and Acquisition Fees	357,585
Cost Capitalized Subsequent to Acquisition Improvements	260,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	161,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	617,585
Gross Amount at Which Carried at Close of Period Total	778,585
Accumulated Depreciation	475,934
Date Acquired	10/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | OH [Member] | Canton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canton
Location	OH
Initial Cost [Abstract]
Land	396,560
Buildings, Improvements and Acquisition Fees	597,553
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	25,682
Gross Amount at Which Carried at Close of Period Land	396,560
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	623,235
Gross Amount at Which Carried at Close of Period Total	1,019,795
Accumulated Depreciation	323,568
Date Acquired	8/14/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | OH [Member] | Hamilton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hamilton
Location	OH
Initial Cost [Abstract]
Land	183,000
Buildings, Improvements and Acquisition Fees	515,727
Cost Capitalized Subsequent to Acquisition Improvements	2,941
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	183,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	518,790
Gross Amount at Which Carried at Close of Period Total	701,790
Accumulated Depreciation	263,766
Date of Construction	4/7/1999
Date Acquired	12/3/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | OR [Member] | Albany [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albany
Location	OR
Initial Cost [Abstract]
Land	152,250
Buildings, Improvements and Acquisition Fees	338,153
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	152,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,153
Gross Amount at Which Carried at Close of Period Total	490,403
Accumulated Depreciation	329,562
Date Acquired	8/24/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | OR [Member] | Beaverton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beaverton
Location	OR
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	466,419
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,419
Gross Amount at Which Carried at Close of Period Total	676,419
Accumulated Depreciation	454,568
Date Acquired	8/26/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | OR [Member] | Portland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portland
Location	OR
Initial Cost [Abstract]
Land	190,750
Buildings, Improvements and Acquisition Fees	423,664
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	190,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	423,664
Gross Amount at Which Carried at Close of Period Total	614,414
Accumulated Depreciation	412,899
Date Acquired	8/12/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | OR [Member] | Portland1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portland
Location	OR
Initial Cost [Abstract]
Land	147,000
Buildings, Improvements and Acquisition Fees	326,493
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	147,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	326,493
Gross Amount at Which Carried at Close of Period Total	473,493
Accumulated Depreciation	318,197
Date Acquired	8/26/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | OR [Member] | Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salem
Location	OR
Initial Cost [Abstract]
Land	136,500
Buildings, Improvements and Acquisition Fees	303,170
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	136,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	303,170
Gross Amount at Which Carried at Close of Period Total	439,670
Accumulated Depreciation	295,467
Date Acquired	8/20/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Butler [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Butler
Location	PA
Initial Cost [Abstract]
Land	339,929
Buildings, Improvements and Acquisition Fees	633,078
Cost Capitalized Subsequent to Acquisition Improvements	20,558
Cost Capitalized Subsequent to Acquisition Carrying Costs	230
Gross Amount at Which Carried at Close of Period Land	339,929
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	653,866
Gross Amount at Which Carried at Close of Period Total	993,795
Accumulated Depreciation	348,575
Date Acquired	8/7/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Dover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dover
Location	PA
Initial Cost [Abstract]
Land	265,112
Buildings, Improvements and Acquisition Fees	593,341
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	265,112
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	593,341
Gross Amount at Which Carried at Close of Period Total	858,453
Accumulated Depreciation	321,392
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Enola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Enola
Location	PA
Initial Cost [Abstract]
Land	220,228
Buildings, Improvements and Acquisition Fees	546,026
Cost Capitalized Subsequent to Acquisition Improvements	11,416
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	220,228
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	557,614
Gross Amount at Which Carried at Close of Period Total	777,842
Accumulated Depreciation	287,698
Date Acquired	11/10/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Hanover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hanover
Location	PA
Initial Cost [Abstract]
Land	132,500
Buildings, Improvements and Acquisition Fees	719,511
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	232
Gross Amount at Which Carried at Close of Period Land	132,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	719,743
Gross Amount at Which Carried at Close of Period Total	852,243
Accumulated Depreciation	356,468
Date of Construction	7/26/1999
Date Acquired	5/13/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Harrisburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harrisburg
Location	PA
Initial Cost [Abstract]
Land	283,417
Buildings, Improvements and Acquisition Fees	352,473
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	283,417
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	352,645
Gross Amount at Which Carried at Close of Period Total	636,062
Accumulated Depreciation	187,409
Date Acquired	9/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Harrisburg1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harrisburg
Location	PA
Initial Cost [Abstract]
Land	327,781
Buildings, Improvements and Acquisition Fees	608,291
Cost Capitalized Subsequent to Acquisition Improvements	7,138
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	327,781
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	615,601
Gross Amount at Which Carried at Close of Period Total	943,382
Accumulated Depreciation	330,061
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Lancaster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lancaster
Location	PA
Initial Cost [Abstract]
Land	199,899
Buildings, Improvements and Acquisition Fees	774,838
Cost Capitalized Subsequent to Acquisition Improvements	24,235
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	199,899
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	799,073
Gross Amount at Which Carried at Close of Period Total	998,972
Accumulated Depreciation	424,151
Date Acquired	8/14/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | New Castle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Castle
Location	PA
Initial Cost [Abstract]
Land	180,009
Buildings, Improvements and Acquisition Fees	525,774
Cost Capitalized Subsequent to Acquisition Improvements	91,802
Cost Capitalized Subsequent to Acquisition Carrying Costs	230
Gross Amount at Which Carried at Close of Period Land	180,009
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	617,806
Gross Amount at Which Carried at Close of Period Total	797,815
Accumulated Depreciation	291,004
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Reading [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reading
Location	PA
Initial Cost [Abstract]
Land	378,961
Buildings, Improvements and Acquisition Fees	658,879
Cost Capitalized Subsequent to Acquisition Improvements	9,928
Cost Capitalized Subsequent to Acquisition Carrying Costs	202
Gross Amount at Which Carried at Close of Period Land	378,961
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	669,009
Gross Amount at Which Carried at Close of Period Total	1,047,970
Accumulated Depreciation	338,151
Date of Construction	6/9/1999
Date Acquired	12/4/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Bellevue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bellevue
Location	WA
Initial Cost [Abstract]
Land	185,500
Buildings, Improvements and Acquisition Fees	411,997
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	185,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	412,104
Gross Amount at Which Carried at Close of Period Total	597,604
Accumulated Depreciation	401,536
Date Acquired	8/6/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Bellingham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bellingham
Location	WA
Initial Cost [Abstract]
Land	168,000
Buildings, Improvements and Acquisition Fees	373,133
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	168,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	373,240
Gross Amount at Which Carried at Close of Period Total	541,240
Accumulated Depreciation	363,659
Date Acquired	8/20/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Hazel Dell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hazel Dell
Location	WA
Initial Cost [Abstract]
Land	168,000
Buildings, Improvements and Acquisition Fees	373,135
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	168,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	373,135
Gross Amount at Which Carried at Close of Period Total	541,135
Accumulated Depreciation	351,332
Date Acquired	5/23/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Kenmore [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kenmore
Location	WA
Initial Cost [Abstract]
Land	199,500
Buildings, Improvements and Acquisition Fees	443,098
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	199,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	443,205
Gross Amount at Which Carried at Close of Period Total	642,705
Accumulated Depreciation	431,847
Date Acquired	8/20/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Kent [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kent
Location	WA
Initial Cost [Abstract]
Land	199,500
Buildings, Improvements and Acquisition Fees	443,091
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	199,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	443,198
Gross Amount at Which Carried at Close of Period Total	642,698
Accumulated Depreciation	431,840
Date Acquired	8/6/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Lakewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakewood
Location	WA
Initial Cost [Abstract]
Land	191,800
Buildings, Improvements and Acquisition Fees	425,996
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	191,800
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	426,103
Gross Amount at Which Carried at Close of Period Total	617,903
Accumulated Depreciation	415,179
Date Acquired	8/18/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Moses Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Moses Lake
Location	WA
Initial Cost [Abstract]
Land	138,600
Buildings, Improvements and Acquisition Fees	307,831
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	138,600
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	307,938
Gross Amount at Which Carried at Close of Period Total	446,538
Accumulated Depreciation	300,018
Date Acquired	8/12/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Renton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Renton
Location	WA
Initial Cost [Abstract]
Land	185,500
Buildings, Improvements and Acquisition Fees	412,003
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	185,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	412,110
Gross Amount at Which Carried at Close of Period Total	597,610
Accumulated Depreciation	400,062
Date Acquired	9/15/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Seattle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Seattle
Location	WA
Initial Cost [Abstract]
Land	162,400
Buildings, Improvements and Acquisition Fees	360,697
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	162,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	360,804
Gross Amount at Which Carried at Close of Period Total	523,204
Accumulated Depreciation	351,540
Date Acquired	8/20/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Silverdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Silverdale
Location	WA
Initial Cost [Abstract]
Land	183,808
Buildings, Improvements and Acquisition Fees	419,777
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	183,808
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	419,884
Gross Amount at Which Carried at Close of Period Total	603,692
Accumulated Depreciation	407,610
Date Acquired	9/16/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Tacoma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tacoma
Location	WA
Initial Cost [Abstract]
Land	196,000
Buildings, Improvements and Acquisition Fees	435,324
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	196,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	435,431
Gross Amount at Which Carried at Close of Period Total	631,431
Accumulated Depreciation	421,147
Date Acquired	10/15/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Vancouver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vancouver
Location	WA
Initial Cost [Abstract]
Land	180,250
Buildings, Improvements and Acquisition Fees	400,343
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	400,343
Gross Amount at Which Carried at Close of Period Total	580,593
Accumulated Depreciation	390,171
Date Acquired	8/20/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Wenatchee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wenatchee
Location	WA
Initial Cost [Abstract]
Land	148,400
Buildings, Improvements and Acquisition Fees	329,602
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	148,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	329,709
Gross Amount at Which Carried at Close of Period Total	478,109
Accumulated Depreciation	321,235
Date Acquired	8/25/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | AZ [Member] | Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	210,620
Buildings, Improvements and Acquisition Fees	475,072
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,620
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	475,072
Gross Amount at Which Carried at Close of Period Total	685,692
Accumulated Depreciation	182,899
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	384,608
Buildings, Improvements and Acquisition Fees	279,824
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	384,608
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	279,824
Gross Amount at Which Carried at Close of Period Total	664,432
Accumulated Depreciation	107,730
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | AZ [Member] | Phoenix1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	189,341
Buildings, Improvements and Acquisition Fees	546,984
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	110
Gross Amount at Which Carried at Close of Period Land	189,341
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	547,094
Gross Amount at Which Carried at Close of Period Total	736,435
Accumulated Depreciation	210,674
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | AZ [Member] | Tucson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	226,596
Buildings, Improvements and Acquisition Fees	437,972
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	226,596
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	437,972
Gross Amount at Which Carried at Close of Period Total	664,568
Accumulated Depreciation	168,617
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | AZ [Member] | Flagstaff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flagstaff
Location	AZ
Initial Cost [Abstract]
Land	144,821
Buildings, Improvements and Acquisition Fees	417,485
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	144,821
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	417,485
Gross Amount at Which Carried at Close of Period Total	562,306
Accumulated Depreciation	222,939
Date of Construction	4/11/2002
Date Acquired	8/29/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | AZ [Member] | Sierra Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sierra Vista
Location	AZ
Initial Cost [Abstract]
Land	175,114
Buildings, Improvements and Acquisition Fees	345,508
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,114
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	345,508
Gross Amount at Which Carried at Close of Period Total	520,622
Accumulated Depreciation	133,019
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | AZ [Member] | Tucson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	287,369
Buildings, Improvements and Acquisition Fees	533,684
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	287,369
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	533,684
Gross Amount at Which Carried at Close of Period Total	821,053
Accumulated Depreciation	38,247
Date Acquired	3/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Bakersfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bakersfield
Location	CA
Initial Cost [Abstract]
Land	65,165
Buildings, Improvements and Acquisition Fees	206,927
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	65,165
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	206,927
Gross Amount at Which Carried at Close of Period Total	272,092
Accumulated Depreciation	79,665
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Chula Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chula Vista
Location	CA
Initial Cost [Abstract]
Land	313,293
Buildings, Improvements and Acquisition Fees	409,654
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	313,293
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	409,654
Gross Amount at Which Carried at Close of Period Total	722,947
Accumulated Depreciation	256,033
Date of Construction	5/1/1996
Date Acquired	1/19/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Dublin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dublin
Location	CA
Initial Cost [Abstract]
Land	415,620
Buildings, Improvements and Acquisition Fees	1,153,928
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	415,620
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,153,928
Gross Amount at Which Carried at Close of Period Total	1,569,548
Accumulated Depreciation	444,260
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Folsom [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Folsom
Location	CA
Initial Cost [Abstract]
Land	471,813
Buildings, Improvements and Acquisition Fees	325,610
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	471,813
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,610
Gross Amount at Which Carried at Close of Period Total	797,423
Accumulated Depreciation	125,358
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Indio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indio
Location	CA
Initial Cost [Abstract]
Land	264,956
Buildings, Improvements and Acquisition Fees	265,509
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	264,956
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	265,509
Gross Amount at Which Carried at Close of Period Total	530,465
Accumulated Depreciation	102,219
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Los Angeles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	580,446
Buildings, Improvements and Acquisition Fees	158,876
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	580,446
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	158,876
Gross Amount at Which Carried at Close of Period Total	739,322
Accumulated Depreciation	61,165
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Oxnard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oxnard
Location	CA
Initial Cost [Abstract]
Land	186,980
Buildings, Improvements and Acquisition Fees	198,236
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	186,980
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	198,236
Gross Amount at Which Carried at Close of Period Total	385,216
Accumulated Depreciation	76,319
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Simi Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Simi Valley
Location	CA
Initial Cost [Abstract]
Land	213,920
Buildings, Improvements and Acquisition Fees	161,012
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	213,920
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	161,012
Gross Amount at Which Carried at Close of Period Total	374,932
Accumulated Depreciation	61,988
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Vacaville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vacaville
Location	CA
Initial Cost [Abstract]
Land	358,067
Buildings, Improvements and Acquisition Fees	284,931
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	358,067
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	284,931
Gross Amount at Which Carried at Close of Period Total	642,998
Accumulated Depreciation	109,696
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CT [Member] | Hartford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hartford
Location	CT
Initial Cost [Abstract]
Land	248,540
Buildings, Improvements and Acquisition Fees	482,460
Cost Capitalized Subsequent to Acquisition Improvements	2,114
Cost Capitalized Subsequent to Acquisition Carrying Costs	31
Gross Amount at Which Carried at Close of Period Land	248,540
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	484,605
Gross Amount at Which Carried at Close of Period Total	733,145
Accumulated Depreciation	295,135
Date Acquired	9/30/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CT [Member] | Southington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Southington
Location	CT
Initial Cost [Abstract]
Land	225,882
Buildings, Improvements and Acquisition Fees	672,910
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	225,882
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	673,082
Gross Amount at Which Carried at Close of Period Total	898,964
Accumulated Depreciation	391,305
Date Acquired	6/6/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CT [Member] | Vernon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vernon
Location	CT
Initial Cost [Abstract]
Land	81,529
Buildings, Improvements and Acquisition Fees	300,518
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	81,529
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,518
Gross Amount at Which Carried at Close of Period Total	382,047
Accumulated Depreciation	114,698
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	FL
Initial Cost [Abstract]
Land	76,585
Buildings, Improvements and Acquisition Fees	355,066
Cost Capitalized Subsequent to Acquisition Improvements	6,980
Cost Capitalized Subsequent to Acquisition Carrying Costs	420
Gross Amount at Which Carried at Close of Period Land	76,585
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	362,466
Gross Amount at Which Carried at Close of Period Total	439,051
Accumulated Depreciation	357,861
Date Acquired	12/23/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Lauderdale Lakes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lauderdale Lakes
Location	FL
Initial Cost [Abstract]
Land	65,987
Buildings, Improvements and Acquisition Fees	305,931
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	79
Gross Amount at Which Carried at Close of Period Land	65,987
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	306,010
Gross Amount at Which Carried at Close of Period Total	371,997
Accumulated Depreciation	305,956
Date Acquired	2/19/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Miami Gardens [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Miami Gardens
Location	FL
Initial Cost [Abstract]
Land	163,239
Buildings, Improvements and Acquisition Fees	262,726
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	163,239
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	262,726
Gross Amount at Which Carried at Close of Period Total	425,965
Accumulated Depreciation	100,274
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Orange City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orange City
Location	FL
Initial Cost [Abstract]
Land	99,613
Buildings, Improvements and Acquisition Fees	139,008
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	99,613
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	139,008
Gross Amount at Which Carried at Close of Period Total	238,621
Accumulated Depreciation	53,516
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Seminole [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Seminole
Location	FL
Initial Cost [Abstract]
Land	68,000
Buildings, Improvements and Acquisition Fees	315,266
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	68,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	315,266
Gross Amount at Which Carried at Close of Period Total	383,266
Accumulated Depreciation	315,266
Date Acquired	12/23/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Sunrise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sunrise
Location	FL
Initial Cost [Abstract]
Land	80,253
Buildings, Improvements and Acquisition Fees	372,070
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	80,253
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	372,070
Gross Amount at Which Carried at Close of Period Total	452,323
Accumulated Depreciation	372,070
Date Acquired	2/14/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	70,000
Buildings, Improvements and Acquisition Fees	324,538
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	70,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	324,538
Gross Amount at Which Carried at Close of Period Total	394,538
Accumulated Depreciation	324,538
Date Acquired	12/27/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Tampa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	67,000
Buildings, Improvements and Acquisition Fees	310,629
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	67,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	310,629
Gross Amount at Which Carried at Close of Period Total	377,629
Accumulated Depreciation	310,629
Date Acquired	12/27/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Tampa2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	86,502
Buildings, Improvements and Acquisition Fees	401,041
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	79
Gross Amount at Which Carried at Close of Period Land	86,502
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	401,120
Gross Amount at Which Carried at Close of Period Total	487,622
Accumulated Depreciation	401,067
Date Acquired	7/23/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Albion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albion
Location	NY
Initial Cost [Abstract]
Land	170,589
Buildings, Improvements and Acquisition Fees	317,424
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,589
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	317,424
Gross Amount at Which Carried at Close of Period Total	488,013
Accumulated Depreciation	162,407
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Bethpage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bethpage
Location	NY
Initial Cost [Abstract]
Land	334,120
Buildings, Improvements and Acquisition Fees	621,391
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,120
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	621,391
Gross Amount at Which Carried at Close of Period Total	955,511
Accumulated Depreciation	106,672
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Commack [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Commack
Location	NY
Initial Cost [Abstract]
Land	400,427
Buildings, Improvements and Acquisition Fees	744,533
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,427
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	744,533
Gross Amount at Which Carried at Close of Period Total	1,144,960
Accumulated Depreciation	127,811
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Dansville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dansville
Location	NY
Initial Cost [Abstract]
Land	181,664
Buildings, Improvements and Acquisition Fees	337,991
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	181,664
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	337,991
Gross Amount at Which Carried at Close of Period Total	519,655
Accumulated Depreciation	172,931
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | East Amherst [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Amherst
Location	NY
Initial Cost [Abstract]
Land	260,708
Buildings, Improvements and Acquisition Fees	484,788
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	156
Gross Amount at Which Carried at Close of Period Land	260,708
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	484,944
Gross Amount at Which Carried at Close of Period Total	745,652
Accumulated Depreciation	248,112
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | East Syracuse [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Syracuse
Location	NY
Initial Cost [Abstract]
Land	250,609
Buildings, Improvements and Acquisition Fees	466,264
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	156
Gross Amount at Which Carried at Close of Period Land	250,609
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,420
Gross Amount at Which Carried at Close of Period Total	717,029
Accumulated Depreciation	238,631
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Freeport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Freeport
Location	NY
Initial Cost [Abstract]
Land	134,828
Buildings, Improvements and Acquisition Fees	251,894
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	134,828
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	251,894
Gross Amount at Which Carried at Close of Period Total	386,722
Accumulated Depreciation	43,242
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Johnson City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Johnson City
Location	NY
Initial Cost [Abstract]
Land	242,863
Buildings, Improvements and Acquisition Fees	451,877
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	156
Gross Amount at Which Carried at Close of Period Land	242,863
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	452,033
Gross Amount at Which Carried at Close of Period Total	694,896
Accumulated Depreciation	231,269
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Queens Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Queens Village
Location	NY
Initial Cost [Abstract]
Land	242,775
Buildings, Improvements and Acquisition Fees	451,749
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	242,775
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	451,749
Gross Amount at Which Carried at Close of Period Total	694,524
Accumulated Depreciation	77,550
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Riverhead [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riverhead
Location	NY
Initial Cost [Abstract]
Land	143,929
Buildings, Improvements and Acquisition Fees	268,795
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	143,929
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	268,795
Gross Amount at Which Carried at Close of Period Total	412,724
Accumulated Depreciation	46,143
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Wellsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wellsville
Location	NY
Initial Cost [Abstract]
Land	161,331
Buildings, Improvements and Acquisition Fees	300,231
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	161,331
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,231
Gross Amount at Which Carried at Close of Period Total	461,562
Accumulated Depreciation	153,610
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | West Amherst [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Amherst
Location	NY
Initial Cost [Abstract]
Land	268,692
Buildings, Improvements and Acquisition Fees	499,619
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	156
Gross Amount at Which Carried at Close of Period Land	268,692
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	499,775
Gross Amount at Which Carried at Close of Period Total	768,467
Accumulated Depreciation	255,700
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Dallas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas
Location	TX
Initial Cost [Abstract]
Land	234,604
Buildings, Improvements and Acquisition Fees	325,951
Cost Capitalized Subsequent to Acquisition Improvements	12,719
Cost Capitalized Subsequent to Acquisition Carrying Costs	15,373
Gross Amount at Which Carried at Close of Period Land	234,604
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	354,043
Gross Amount at Which Carried at Close of Period Total	588,647
Accumulated Depreciation	201,254
Date of Construction	8/9/1996
Date Acquired	2/19/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Carrollton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carrollton
Location	TX
Initial Cost [Abstract]
Land	174,284
Buildings, Improvements and Acquisition Fees	98,623
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	174,284
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	98,623
Gross Amount at Which Carried at Close of Period Total	272,907
Accumulated Depreciation	37,968
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Carrolton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carrolton
Location	TX
Initial Cost [Abstract]
Land	177,041
Buildings, Improvements and Acquisition Fees	199,088
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	177,041
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	199,088
Gross Amount at Which Carried at Close of Period Total	376,129
Accumulated Depreciation	76,647
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Fort Worth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	83,530
Buildings, Improvements and Acquisition Fees	111,960
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	83,530
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	111,960
Gross Amount at Which Carried at Close of Period Total	195,490
Accumulated Depreciation	43,103
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	285,000
Buildings, Improvements and Acquisition Fees	369,697
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	285,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	369,825
Gross Amount at Which Carried at Close of Period Total	654,825
Accumulated Depreciation	210,085
Date of Construction	8/8/1997
Date Acquired	8/8/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Humble [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Humble
Location	TX
Initial Cost [Abstract]
Land	257,169
Buildings, Improvements and Acquisition Fees	325,652
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	257,169
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,652
Gross Amount at Which Carried at Close of Period Total	582,821
Accumulated Depreciation	125,374
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Hurst [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hurst
Location	TX
Initial Cost [Abstract]
Land	373,084
Buildings, Improvements and Acquisition Fees	871,163
Cost Capitalized Subsequent to Acquisition Improvements	23,096
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	373,084
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	894,259
Gross Amount at Which Carried at Close of Period Total	1,267,343
Accumulated Depreciation	476,364
Date Acquired	7/29/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Lake Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake Jackson
Location	TX
Initial Cost [Abstract]
Land	197,170
Buildings, Improvements and Acquisition Fees	256,376
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	197,170
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	256,376
Gross Amount at Which Carried at Close of Period Total	453,546
Accumulated Depreciation	98,703
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Lewisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lewisville
Location	TX
Initial Cost [Abstract]
Land	130,238
Buildings, Improvements and Acquisition Fees	207,683
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	130,238
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	207,683
Gross Amount at Which Carried at Close of Period Total	337,921
Accumulated Depreciation	79,266
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Lewisville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lewisville
Location	TX
Initial Cost [Abstract]
Land	199,942
Buildings, Improvements and Acquisition Fees	324,736
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	149
Gross Amount at Which Carried at Close of Period Land	199,942
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	324,885
Gross Amount at Which Carried at Close of Period Total	524,827
Accumulated Depreciation	199,745
Date of Construction	8/2/1996
Date Acquired	2/14/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Mansfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mansfield
Location	TX
Initial Cost [Abstract]
Land	420,000
Buildings, Improvements and Acquisition Fees	780,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	420,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	780,000
Gross Amount at Which Carried at Close of Period Total	1,200,000
Accumulated Depreciation	55,900
Date Acquired	3/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Waco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waco
Location	TX
Initial Cost [Abstract]
Land	232,105
Buildings, Improvements and Acquisition Fees	431,053
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	232,105
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,053
Gross Amount at Which Carried at Close of Period Total	663,158
Accumulated Depreciation	30,892
Date Acquired	3/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Wylie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wylie
Location	TX
Initial Cost [Abstract]
Land	252,000
Buildings, Improvements and Acquisition Fees	468,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	252,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	468,000
Gross Amount at Which Carried at Close of Period Total	720,000
Accumulated Depreciation	33,540
Date Acquired	3/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CO [Member] | Denver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Denver
Location	CO
Initial Cost [Abstract]
Land	239,024
Buildings, Improvements and Acquisition Fees	444,785
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	239,024
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	444,900
Gross Amount at Which Carried at Close of Period Total	683,924
Accumulated Depreciation	76,389
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CO [Member] | Thornton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Thornton
Location	CO
Initial Cost [Abstract]
Land	276,084
Buildings, Improvements and Acquisition Fees	415,464
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	276,084
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	415,579
Gross Amount at Which Carried at Close of Period Total	691,663
Accumulated Depreciation	248,463
Date of Construction	12/31/1996
Date Acquired	10/31/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CO [Member] | Denver1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Denver
Location	CO
Initial Cost [Abstract]
Land	79,717
Buildings, Improvements and Acquisition Fees	369,587
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	79,717
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	369,715
Gross Amount at Which Carried at Close of Period Total	449,432
Accumulated Depreciation	369,685
Date Acquired	10/8/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CO [Member] | Lakewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakewood
Location	CO
Initial Cost [Abstract]
Land	70,422
Buildings, Improvements and Acquisition Fees	132,296
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	70,422
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	132,296
Gross Amount at Which Carried at Close of Period Total	202,718
Accumulated Depreciation	22,711
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CO [Member] | Aurora [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	CO
Initial Cost [Abstract]
Land	231,314
Buildings, Improvements and Acquisition Fees	430,495
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	231,314
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	430,610
Gross Amount at Which Carried at Close of Period Total	661,924
Accumulated Depreciation	73,936
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CO [Member] | Broomfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Broomfield
Location	CO
Initial Cost [Abstract]
Land	154,930
Buildings, Improvements and Acquisition Fees	503,626
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	135
Gross Amount at Which Carried at Close of Period Land	154,930
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	503,761
Gross Amount at Which Carried at Close of Period Total	658,691
Accumulated Depreciation	309,768
Date of Construction	8/22/1996
Date Acquired	3/15/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CO [Member] | Longmont [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Longmont
Location	CO
Initial Cost [Abstract]
Land	87,385
Buildings, Improvements and Acquisition Fees	163,169
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	87,385
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	163,284
Gross Amount at Which Carried at Close of Period Total	250,669
Accumulated Depreciation	28,045
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Douglasville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Douglasville
Location	GA
Initial Cost [Abstract]
Land	214,771
Buildings, Improvements and Acquisition Fees	129,519
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	214,771
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	129,519
Gross Amount at Which Carried at Close of Period Total	344,290
Accumulated Depreciation	49,863
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Atlanta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Atlanta
Location	GA
Initial Cost [Abstract]
Land	309,474
Buildings, Improvements and Acquisition Fees	574,737
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	309,474
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	574,737
Gross Amount at Which Carried at Close of Period Total	884,211
Accumulated Depreciation	41,190
Date Acquired	3/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Bogart [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bogart
Location	GA
Initial Cost [Abstract]
Land	66,807
Buildings, Improvements and Acquisition Fees	309,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	66,807
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	309,733
Gross Amount at Which Carried at Close of Period Total	376,540
Accumulated Depreciation	309,733
Date Acquired	12/20/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Duluth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Duluth
Location	GA
Initial Cost [Abstract]
Land	290,842
Buildings, Improvements and Acquisition Fees	110,056
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	290,842
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	110,056
Gross Amount at Which Carried at Close of Period Total	400,898
Accumulated Depreciation	42,369
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Duluth1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Duluth
Location	GA
Initial Cost [Abstract]
Land	222,275
Buildings, Improvements and Acquisition Fees	316,925
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	84
Gross Amount at Which Carried at Close of Period Land	222,275
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	317,009
Gross Amount at Which Carried at Close of Period Total	539,284
Accumulated Depreciation	177,399
Date of Construction	10/24/1997
Date Acquired	6/20/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Gainesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	GA
Initial Cost [Abstract]
Land	53,589
Buildings, Improvements and Acquisition Fees	248,452
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	53,589
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	248,452
Gross Amount at Which Carried at Close of Period Total	302,041
Accumulated Depreciation	248,452
Date Acquired	12/19/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Kennesaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kennesaw
Location	GA
Initial Cost [Abstract]
Land	266,865
Buildings, Improvements and Acquisition Fees	139,425
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	266,865
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	139,425
Gross Amount at Which Carried at Close of Period Total	406,290
Accumulated Depreciation	53,677
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Marietta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	69,561
Buildings, Improvements and Acquisition Fees	346,024
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	281
Gross Amount at Which Carried at Close of Period Land	69,561
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	346,305
Gross Amount at Which Carried at Close of Period Total	415,866
Accumulated Depreciation	346,118
Date Acquired	6/3/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Marietta1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	60,900
Buildings, Improvements and Acquisition Fees	293,461
Cost Capitalized Subsequent to Acquisition Improvements	67,871
Cost Capitalized Subsequent to Acquisition Carrying Costs	499
Gross Amount at Which Carried at Close of Period Land	60,900
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	361,831
Gross Amount at Which Carried at Close of Period Total	422,731
Accumulated Depreciation	308,514
Date Acquired	12/26/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Norcross [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norcross
Location	GA
Initial Cost [Abstract]
Land	244,124
Buildings, Improvements and Acquisition Fees	151,831
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	244,124
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	151,831
Gross Amount at Which Carried at Close of Period Total	395,955
Accumulated Depreciation	58,453
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Norcross1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norcross
Location	GA
Initial Cost [Abstract]
Land	503,773
Buildings, Improvements and Acquisition Fees	937,121
Cost Capitalized Subsequent to Acquisition Improvements	39,032
Cost Capitalized Subsequent to Acquisition Carrying Costs	21,600
Gross Amount at Which Carried at Close of Period Land	503,773
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	997,753
Gross Amount at Which Carried at Close of Period Total	1,501,526
Accumulated Depreciation	209,273
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Riverdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riverdale
Location	GA
Initial Cost [Abstract]
Land	58,444
Buildings, Improvements and Acquisition Fees	270,961
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	58,444
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	270,961
Gross Amount at Which Carried at Close of Period Total	329,405
Accumulated Depreciation	270,961
Date Acquired	1/15/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Rome [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rome
Location	GA
Initial Cost [Abstract]
Land	56,454
Buildings, Improvements and Acquisition Fees	261,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	56,454
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	261,733
Gross Amount at Which Carried at Close of Period Total	318,187
Accumulated Depreciation	261,733
Date Acquired	12/19/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Snellville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Snellville
Location	GA
Initial Cost [Abstract]
Land	253,316
Buildings, Improvements and Acquisition Fees	132,124
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	253,316
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	132,124
Gross Amount at Which Carried at Close of Period Total	385,440
Accumulated Depreciation	50,866
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Tucker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucker
Location	GA
Initial Cost [Abstract]
Land	78,646
Buildings, Improvements and Acquisition Fees	364,625
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	9,589
Gross Amount at Which Carried at Close of Period Land	78,646
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	374,214
Gross Amount at Which Carried at Close of Period Total	452,860
Accumulated Depreciation	368,887
Date Acquired	12/18/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MN [Member] | St. Cloud [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Cloud
Location	MN
Initial Cost [Abstract]
Land	203,338
Buildings, Improvements and Acquisition Fees	258,626
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	203,338
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	258,626
Gross Amount at Which Carried at Close of Period Total	461,964
Accumulated Depreciation	98,709
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Durham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Durham
Location	NC
Initial Cost [Abstract]
Land	354,676
Buildings, Improvements and Acquisition Fees	361,203
Cost Capitalized Subsequent to Acquisition Improvements	3,400
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	354,676
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	364,771
Gross Amount at Which Carried at Close of Period Total	719,447
Accumulated Depreciation	209,923
Date of Construction	8/29/1997
Date Acquired	3/31/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Asheville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Asheville
Location	NC
Initial Cost [Abstract]
Land	441,746
Buildings, Improvements and Acquisition Fees	242,565
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	441,746
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	242,565
Gross Amount at Which Carried at Close of Period Total	684,311
Accumulated Depreciation	93,386
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Concord [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Concord
Location	NC
Initial Cost [Abstract]
Land	237,688
Buildings, Improvements and Acquisition Fees	357,976
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	237,688
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	357,976
Gross Amount at Which Carried at Close of Period Total	595,664
Accumulated Depreciation	192,796
Date Acquired	11/5/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Durham1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Durham
Location	NC
Initial Cost [Abstract]
Land	55,074
Buildings, Improvements and Acquisition Fees	255,336
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	1,490
Gross Amount at Which Carried at Close of Period Land	55,074
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	256,826
Gross Amount at Which Carried at Close of Period Total	311,900
Accumulated Depreciation	256,042
Date Acquired	11/13/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Fayetteville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fayetteville
Location	NC
Initial Cost [Abstract]
Land	224,326
Buildings, Improvements and Acquisition Fees	257,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	205
Gross Amount at Which Carried at Close of Period Land	224,326
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	257,938
Gross Amount at Which Carried at Close of Period Total	482,264
Accumulated Depreciation	144,927
Date Acquired	12/3/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Greensboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greensboro
Location	NC
Initial Cost [Abstract]
Land	286,068
Buildings, Improvements and Acquisition Fees	244,606
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	286,068
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	244,606
Gross Amount at Which Carried at Close of Period Total	530,674
Accumulated Depreciation	94,165
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Matthews [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Matthews
Location	NC
Initial Cost [Abstract]
Land	295,580
Buildings, Improvements and Acquisition Fees	338,472
Cost Capitalized Subsequent to Acquisition Improvements	10,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	13,703
Gross Amount at Which Carried at Close of Period Land	295,580
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	362,175
Gross Amount at Which Carried at Close of Period Total	657,755
Accumulated Depreciation	191,648
Date of Construction	8/28/1998
Date Acquired	2/27/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Pineville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pineville
Location	NC
Initial Cost [Abstract]
Land	254,460
Buildings, Improvements and Acquisition Fees	355,630
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	358
Gross Amount at Which Carried at Close of Period Land	254,460
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	355,988
Gross Amount at Which Carried at Close of Period Total	610,448
Accumulated Depreciation	203,471
Date of Construction	8/28/1997
Date Acquired	4/16/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Raleigh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Raleigh
Location	NC
Initial Cost [Abstract]
Land	89,145
Buildings, Improvements and Acquisition Fees	413,301
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	89,145
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	413,301
Gross Amount at Which Carried at Close of Period Total	502,446
Accumulated Depreciation	413,301
Date Acquired	10/28/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Raleigh1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Raleigh
Location	NC
Initial Cost [Abstract]
Land	398,694
Buildings, Improvements and Acquisition Fees	263,621
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	398,694
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	263,621
Gross Amount at Which Carried at Close of Period Total	662,315
Accumulated Depreciation	149,789
Date Acquired	10/1/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Salisbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salisbury
Location	NC
Initial Cost [Abstract]
Land	235,614
Buildings, Improvements and Acquisition Fees	150,592
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	235,614
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	150,592
Gross Amount at Which Carried at Close of Period Total	386,206
Accumulated Depreciation	57,976
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Brentwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brentwood
Location	TN
Initial Cost [Abstract]
Land	305,546
Buildings, Improvements and Acquisition Fees	505,728
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	305,546
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	505,728
Gross Amount at Which Carried at Close of Period Total	811,274
Accumulated Depreciation	282,357
Date of Construction	3/13/1998
Date Acquired	5/28/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Hendersonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hendersonville
Location	TN
Initial Cost [Abstract]
Land	175,764
Buildings, Improvements and Acquisition Fees	327,096
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	327,096
Gross Amount at Which Carried at Close of Period Total	502,860
Accumulated Depreciation	117,209
Date Acquired	1/21/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Hermitage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hermitage
Location	TN
Initial Cost [Abstract]
Land	204,296
Buildings, Improvements and Acquisition Fees	172,695
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	204,296
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	172,695
Gross Amount at Which Carried at Close of Period Total	376,991
Accumulated Depreciation	66,486
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madison
Location	TN
Initial Cost [Abstract]
Land	175,769
Buildings, Improvements and Acquisition Fees	327,068
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,769
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	327,068
Gross Amount at Which Carried at Close of Period Total	502,837
Accumulated Depreciation	117,199
Date Acquired	1/21/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Memphis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	108,094
Buildings, Improvements and Acquisition Fees	217,079
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	108,094
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	217,079
Gross Amount at Which Carried at Close of Period Total	325,173
Accumulated Depreciation	83,573
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Memphis1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	214,110
Buildings, Improvements and Acquisition Fees	193,591
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	214,110
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	193,591
Gross Amount at Which Carried at Close of Period Total	407,701
Accumulated Depreciation	74,530
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Memphis2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	215,017
Buildings, Improvements and Acquisition Fees	216,794
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	215,017
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	216,794
Gross Amount at Which Carried at Close of Period Total	431,811
Accumulated Depreciation	82,743
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Murfreesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murfreesboro
Location	TN
Initial Cost [Abstract]
Land	150,411
Buildings, Improvements and Acquisition Fees	215,528
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	215,528
Gross Amount at Which Carried at Close of Period Total	365,939
Accumulated Depreciation	82,976
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Nashville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nashville
Location	TN
Initial Cost [Abstract]
Land	342,960
Buildings, Improvements and Acquisition Fees	227,440
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	342,960
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	227,440
Gross Amount at Which Carried at Close of Period Total	570,400
Accumulated Depreciation	129,970
Date Acquired	9/17/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IL [Member] | Arlington Hts [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington Hts
Location	IL
Initial Cost [Abstract]
Land	441,437
Buildings, Improvements and Acquisition Fees	215,983
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	441,437
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	215,983
Gross Amount at Which Carried at Close of Period Total	657,420
Accumulated Depreciation	83,152
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IL [Member] | Chicago [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chicago
Location	IL
Initial Cost [Abstract]
Land	329,076
Buildings, Improvements and Acquisition Fees	255,294
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	329,076
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	255,294
Gross Amount at Which Carried at Close of Period Total	584,370
Accumulated Depreciation	98,286
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IL [Member] | Round Lake Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Round Lake Beach
Location	IL
Initial Cost [Abstract]
Land	472,132
Buildings, Improvements and Acquisition Fees	236,585
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	472,132
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	236,585
Gross Amount at Which Carried at Close of Period Total	708,717
Accumulated Depreciation	91,083
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IL [Member] | Westchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westchester
Location	IL
Initial Cost [Abstract]
Land	421,239
Buildings, Improvements and Acquisition Fees	184,812
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	421,239
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	184,812
Gross Amount at Which Carried at Close of Period Total	606,051
Accumulated Depreciation	71,151
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IN [Member] | Anderson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Anderson
Location	IN
Initial Cost [Abstract]
Land	232,170
Buildings, Improvements and Acquisition Fees	385,661
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	232,170
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	385,746
Gross Amount at Which Carried at Close of Period Total	617,916
Accumulated Depreciation	216,619
Date Acquired	12/19/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IN [Member] | Indianapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	231,384
Buildings, Improvements and Acquisition Fees	428,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	130
Gross Amount at Which Carried at Close of Period Land	231,384
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	428,437
Gross Amount at Which Carried at Close of Period Total	659,821
Accumulated Depreciation	262,016
Date Acquired	9/27/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IN [Member] | Michigan City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Michigan City
Location	IN
Initial Cost [Abstract]
Land	392,638
Buildings, Improvements and Acquisition Fees	297,650
Cost Capitalized Subsequent to Acquisition Improvements	(3,065)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	389,573
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	297,650
Gross Amount at Which Carried at Close of Period Total	687,223
Accumulated Depreciation	114,594
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IN [Member] | Warsaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warsaw
Location	IN
Initial Cost [Abstract]
Land	140,893
Buildings, Improvements and Acquisition Fees	228,116
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,893
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	228,116
Gross Amount at Which Carried at Close of Period Total	369,009
Accumulated Depreciation	87,823
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | KS [Member] | Olathe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Olathe
Location	KS
Initial Cost [Abstract]
Land	217,995
Buildings, Improvements and Acquisition Fees	367,055
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	21
Gross Amount at Which Carried at Close of Period Land	217,995
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	367,076
Gross Amount at Which Carried at Close of Period Total	585,071
Accumulated Depreciation	214,726
Date of Construction	4/22/1997
Date Acquired	11/11/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | KS [Member] | Topeka [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Topeka
Location	KS
Initial Cost [Abstract]
Land	32,022
Buildings, Improvements and Acquisition Fees	60,368
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	32,022
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	60,368
Gross Amount at Which Carried at Close of Period Total	92,390
Accumulated Depreciation	10,363
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MI [Member] | Kalamazoo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kalamazoo
Location	MI
Initial Cost [Abstract]
Land	391,745
Buildings, Improvements and Acquisition Fees	296,975
Cost Capitalized Subsequent to Acquisition Improvements	(2,196)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	389,549
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	296,975
Gross Amount at Which Carried at Close of Period Total	686,524
Accumulated Depreciation	114,334
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MI [Member] | Portage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portage
Location	MI
Initial Cost [Abstract]
Land	402,409
Buildings, Improvements and Acquisition Fees	286,441
Cost Capitalized Subsequent to Acquisition Improvements	(2,112)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,297
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	286,441
Gross Amount at Which Carried at Close of Period Total	686,738
Accumulated Depreciation	110,278
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MI [Member] | Southfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Southfield
Location	MI
Initial Cost [Abstract]
Land	275,952
Buildings, Improvements and Acquisition Fees	350,765
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	275,952
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	350,765
Gross Amount at Which Carried at Close of Period Total	626,717
Accumulated Depreciation	135,043
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MI [Member] | Troy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Troy
Location	MI
Initial Cost [Abstract]
Land	214,893
Buildings, Improvements and Acquisition Fees	199,299
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	214,893
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	199,299
Gross Amount at Which Carried at Close of Period Total	414,192
Accumulated Depreciation	76,728
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NE [Member] | Lincoln [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lincoln
Location	NE
Initial Cost [Abstract]
Land	337,138
Buildings, Improvements and Acquisition Fees	316,958
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	337,138
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	316,958
Gross Amount at Which Carried at Close of Period Total	654,096
Accumulated Depreciation	122,026
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NE [Member] | Scotts Bluff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Scotts Bluff
Location	NE
Initial Cost [Abstract]
Land	33,307
Buildings, Improvements and Acquisition Fees	63,355
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	33,307
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	63,355
Gross Amount at Which Carried at Close of Period Total	96,662
Accumulated Depreciation	10,876
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NM [Member] | Albuquerque [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albuquerque
Location	NM
Initial Cost [Abstract]
Land	231,553
Buildings, Improvements and Acquisition Fees	430,026
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	231,553
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	430,026
Gross Amount at Which Carried at Close of Period Total	661,579
Accumulated Depreciation	30,819
Date Acquired	3/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NV [Member] | Las Vegas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Las Vegas
Location	NV
Initial Cost [Abstract]
Land	326,879
Buildings, Improvements and Acquisition Fees	359,101
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	326,879
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	359,101
Gross Amount at Which Carried at Close of Period Total	685,980
Accumulated Depreciation	138,252
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NV [Member] | Las Vegas1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Las Vegas
Location	NV
Initial Cost [Abstract]
Land	316,441
Buildings, Improvements and Acquisition Fees	369,768
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	316,441
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	369,768
Gross Amount at Which Carried at Close of Period Total	686,209
Accumulated Depreciation	142,359
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NV [Member] | Las Vegas2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Las Vegas
Location	NV
Initial Cost [Abstract]
Land	252,169
Buildings, Improvements and Acquisition Fees	562,715
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	252,169
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	562,715
Gross Amount at Which Carried at Close of Period Total	814,884
Accumulated Depreciation	216,643
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NV [Member] | Sparks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sparks
Location	NV
Initial Cost [Abstract]
Land	326,813
Buildings, Improvements and Acquisition Fees	306,311
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	326,813
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	306,311
Gross Amount at Which Carried at Close of Period Total	633,124
Accumulated Depreciation	117,928
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Hamilton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hamilton
Location	OH
Initial Cost [Abstract]
Land	252,608
Buildings, Improvements and Acquisition Fees	413,279
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	252,608
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	413,279
Gross Amount at Which Carried at Close of Period Total	665,887
Accumulated Depreciation	240,387
Date of Construction	3/31/1997
Date Acquired	10/4/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Dublin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dublin
Location	OH
Initial Cost [Abstract]
Land	437,887
Buildings, Improvements and Acquisition Fees	428,046
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,887
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	428,046
Gross Amount at Which Carried at Close of Period Total	865,933
Accumulated Depreciation	147,675
Date Acquired	5/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Akron [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Akron
Location	OH
Initial Cost [Abstract]
Land	139,126
Buildings, Improvements and Acquisition Fees	460,334
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	139,126
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	460,448
Gross Amount at Which Carried at Close of Period Total	599,574
Accumulated Depreciation	263,135
Date Acquired	9/18/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Beaver Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beaver Creek
Location	OH
Initial Cost [Abstract]
Land	349,091
Buildings, Improvements and Acquisition Fees	251,127
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	349,091
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	251,127
Gross Amount at Which Carried at Close of Period Total	600,218
Accumulated Depreciation	73,245
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Beavercreek1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beavercreek
Location	OH
Initial Cost [Abstract]
Land	205,000
Buildings, Improvements and Acquisition Fees	492,538
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	205,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	492,538
Gross Amount at Which Carried at Close of Period Total	697,538
Accumulated Depreciation	291,418
Date of Construction	2/13/1997
Date Acquired	9/9/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Canal Winchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canal Winchester
Location	OH
Initial Cost [Abstract]
Land	443,751
Buildings, Improvements and Acquisition Fees	825,491
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	443,751
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	825,491
Gross Amount at Which Carried at Close of Period Total	1,269,242
Accumulated Depreciation	296,846
Date of Construction	12/19/2002
Date Acquired	8/21/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Centerville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Centerville
Location	OH
Initial Cost [Abstract]
Land	305,000
Buildings, Improvements and Acquisition Fees	420,448
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	305,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	420,448
Gross Amount at Which Carried at Close of Period Total	725,448
Accumulated Depreciation	259,977
Date of Construction	7/24/1996
Date Acquired	6/28/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cincinnati [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cincinnati
Location	OH
Initial Cost [Abstract]
Land	211,185
Buildings, Improvements and Acquisition Fees	392,210
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	211,185
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	392,210
Gross Amount at Which Carried at Close of Period Total	603,395
Accumulated Depreciation	127,468
Date Acquired	11/3/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cincinnati1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cincinnati
Location	OH
Initial Cost [Abstract]
Land	305,556
Buildings, Improvements and Acquisition Fees	244,662
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	305,556
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	244,662
Gross Amount at Which Carried at Close of Period Total	550,218
Accumulated Depreciation	71,359
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cincinnati2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cincinnati
Location	OH
Initial Cost [Abstract]
Land	589,286
Buildings, Improvements and Acquisition Fees	160,932
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	589,286
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	160,932
Gross Amount at Which Carried at Close of Period Total	750,218
Accumulated Depreciation	46,938
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cincinnati3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cincinnati
Location	OH
Initial Cost [Abstract]
Land	159,375
Buildings, Improvements and Acquisition Fees	265,842
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	159,375
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	265,842
Gross Amount at Which Carried at Close of Period Total	425,217
Accumulated Depreciation	77,537
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cincinnati4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cincinnati
Location	OH
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	300,217
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,217
Gross Amount at Which Carried at Close of Period Total	650,217
Accumulated Depreciation	84,561
Date Acquired	12/20/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cincinnati5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cincinnati
Location	OH
Initial Cost [Abstract]
Land	293,005
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	293,005
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	85
Gross Amount at Which Carried at Close of Period Total	293,090
Accumulated Depreciation	3
Date Acquired	9/17/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cleveland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	OH
Initial Cost [Abstract]
Land	215,111
Buildings, Improvements and Acquisition Fees	216,517
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	215,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	216,517
Gross Amount at Which Carried at Close of Period Total	431,628
Accumulated Depreciation	82,637
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	71,098
Buildings, Improvements and Acquisition Fees	329,627
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	71,098
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	329,627
Gross Amount at Which Carried at Close of Period Total	400,725
Accumulated Depreciation	329,627
Date Acquired	10/2/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	75,761
Buildings, Improvements and Acquisition Fees	351,247
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	75,761
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	351,247
Gross Amount at Which Carried at Close of Period Total	427,008
Accumulated Depreciation	351,247
Date Acquired	10/24/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	432,110
Buildings, Improvements and Acquisition Fees	386,553
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	432,110
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	386,553
Gross Amount at Which Carried at Close of Period Total	818,663
Accumulated Depreciation	133,360
Date Acquired	5/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	466,696
Buildings, Improvements and Acquisition Fees	548,133
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	466,696
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	548,133
Gross Amount at Which Carried at Close of Period Total	1,014,829
Accumulated Depreciation	189,105
Date Acquired	5/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	337,679
Buildings, Improvements and Acquisition Fees	272,484
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	337,679
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	272,484
Gross Amount at Which Carried at Close of Period Total	610,163
Accumulated Depreciation	79,474
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	190,000
Buildings, Improvements and Acquisition Fees	260,162
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	190,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	260,162
Gross Amount at Which Carried at Close of Period Total	450,162
Accumulated Depreciation	75,880
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	371,429
Buildings, Improvements and Acquisition Fees	278,734
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	371,429
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	278,734
Gross Amount at Which Carried at Close of Period Total	650,163
Accumulated Depreciation	81,297
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	214,737
Buildings, Improvements and Acquisition Fees	85,425
Cost Capitalized Subsequent to Acquisition Improvements	24,485
Cost Capitalized Subsequent to Acquisition Carrying Costs	118
Gross Amount at Which Carried at Close of Period Land	214,737
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	110,028
Gross Amount at Which Carried at Close of Period Total	324,765
Accumulated Depreciation	29,892
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cuyahoga Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cuyahoga Falls
Location	OH
Initial Cost [Abstract]
Land	253,750
Buildings, Improvements and Acquisition Fees	271,400
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	253,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	271,400
Gross Amount at Which Carried at Close of Period Total	525,150
Accumulated Depreciation	79,158
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Dayton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dayton
Location	OH
Initial Cost [Abstract]
Land	70,000
Buildings, Improvements and Acquisition Fees	324,538
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	70,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	324,660
Gross Amount at Which Carried at Close of Period Total	394,660
Accumulated Depreciation	324,615
Date Acquired	10/31/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Eastlake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eastlake
Location	OH
Initial Cost [Abstract]
Land	321,347
Buildings, Improvements and Acquisition Fees	459,774
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	209
Gross Amount at Which Carried at Close of Period Land	321,347
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	459,983
Gross Amount at Which Carried at Close of Period Total	781,330
Accumulated Depreciation	295,124
Date Acquired	12/22/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Fairfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fairfield
Location	OH
Initial Cost [Abstract]
Land	323,408
Buildings, Improvements and Acquisition Fees	235,024
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	323,408
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	235,109
Gross Amount at Which Carried at Close of Period Total	558,517
Accumulated Depreciation	134,300
Date Acquired	9/17/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Fairlawn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fairlawn
Location	OH
Initial Cost [Abstract]
Land	280,000
Buildings, Improvements and Acquisition Fees	270,150
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	270,150
Gross Amount at Which Carried at Close of Period Total	550,150
Accumulated Depreciation	78,793
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Findlay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Findlay
Location	OH
Initial Cost [Abstract]
Land	283,515
Buildings, Improvements and Acquisition Fees	397,004
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	283,515
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	397,118
Gross Amount at Which Carried at Close of Period Total	680,633
Accumulated Depreciation	223,003
Date Acquired	12/24/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Huber Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Huber Heights
Location	OH
Initial Cost [Abstract]
Land	282,000
Buildings, Improvements and Acquisition Fees	449,381
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	282,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	449,381
Gross Amount at Which Carried at Close of Period Total	731,381
Accumulated Depreciation	268,879
Date of Construction	12/3/1996
Date Acquired	7/18/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Lima [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lima
Location	OH
Initial Cost [Abstract]
Land	241,132
Buildings, Improvements and Acquisition Fees	114,085
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	241,132
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	114,085
Gross Amount at Which Carried at Close of Period Total	355,217
Accumulated Depreciation	33,275
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	OH
Initial Cost [Abstract]
Land	100,000
Buildings, Improvements and Acquisition Fees	275,162
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	100,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	275,162
Gross Amount at Which Carried at Close of Period Total	375,162
Accumulated Depreciation	77,504
Date Acquired	12/20/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Mason [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mason
Location	OH
Initial Cost [Abstract]
Land	310,990
Buildings, Improvements and Acquisition Fees	405,373
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,990
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	405,373
Gross Amount at Which Carried at Close of Period Total	716,363
Accumulated Depreciation	139,853
Date Acquired	5/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Middleburg Hghts [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Middleburg Hghts
Location	OH
Initial Cost [Abstract]
Land	317,308
Buildings, Improvements and Acquisition Fees	307,842
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	317,308
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	307,842
Gross Amount at Which Carried at Close of Period Total	625,150
Accumulated Depreciation	89,787
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Milford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milford
Location	OH
Initial Cost [Abstract]
Land	353,324
Buildings, Improvements and Acquisition Fees	269,997
Cost Capitalized Subsequent to Acquisition Improvements	(36,723)
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	314,484
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	272,199
Gross Amount at Which Carried at Close of Period Total	586,683
Accumulated Depreciation	154,354
Date Acquired	9/18/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Mt. Vernon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Vernon
Location	OH
Initial Cost [Abstract]
Land	216,115
Buildings, Improvements and Acquisition Fees	375,357
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	216,115
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	375,471
Gross Amount at Which Carried at Close of Period Total	591,586
Accumulated Depreciation	210,841
Date Acquired	12/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Norwalk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norwalk
Location	OH
Initial Cost [Abstract]
Land	200,205
Buildings, Improvements and Acquisition Fees	366,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	200,205
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	366,114
Gross Amount at Which Carried at Close of Period Total	566,319
Accumulated Depreciation	205,584
Date Acquired	12/19/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Parma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parma
Location	OH
Initial Cost [Abstract]
Land	268,966
Buildings, Improvements and Acquisition Fees	381,184
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	268,966
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	381,184
Gross Amount at Which Carried at Close of Period Total	650,150
Accumulated Depreciation	111,178
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Reynoldsburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reynoldsburg
Location	OH
Initial Cost [Abstract]
Land	267,750
Buildings, Improvements and Acquisition Fees	497,371
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	267,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	497,371
Gross Amount at Which Carried at Close of Period Total	765,121
Accumulated Depreciation	145,067
Date Acquired	9/15/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Reynoldsburg1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reynoldsburg
Location	OH
Initial Cost [Abstract]
Land	374,000
Buildings, Improvements and Acquisition Fees	176,162
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	374,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	176,162
Gross Amount at Which Carried at Close of Period Total	550,162
Accumulated Depreciation	51,380
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | S. Euclid [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	S. Euclid
Location	OH
Initial Cost [Abstract]
Land	337,593
Buildings, Improvements and Acquisition Fees	451,944
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	337,593
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	451,944
Gross Amount at Which Carried at Close of Period Total	789,537
Accumulated Depreciation	155,921
Date Acquired	5/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Sandusky [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sandusky
Location	OH
Initial Cost [Abstract]
Land	264,708
Buildings, Improvements and Acquisition Fees	404,011
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	343
Gross Amount at Which Carried at Close of Period Land	264,708
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	404,354
Gross Amount at Which Carried at Close of Period Total	669,062
Accumulated Depreciation	227,118
Date Acquired	12/19/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Solon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Solon
Location	OH
Initial Cost [Abstract]
Land	794,305
Buildings, Improvements and Acquisition Fees	222,797
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	794,305
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	222,797
Gross Amount at Which Carried at Close of Period Total	1,017,102
Accumulated Depreciation	76,865
Date Acquired	5/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Springboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springboro
Location	OH
Initial Cost [Abstract]
Land	191,911
Buildings, Improvements and Acquisition Fees	522,902
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	191,911
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	522,902
Gross Amount at Which Carried at Close of Period Total	714,813
Accumulated Depreciation	309,225
Date Acquired	3/7/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Springfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	OH
Initial Cost [Abstract]
Land	320,000
Buildings, Improvements and Acquisition Fees	280,217
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	280,217
Gross Amount at Which Carried at Close of Period Total	600,217
Accumulated Depreciation	81,730
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Springfield1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	OH
Initial Cost [Abstract]
Land	189,091
Buildings, Improvements and Acquisition Fees	136,127
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	189,091
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	136,127
Gross Amount at Which Carried at Close of Period Total	325,218
Accumulated Depreciation	39,703
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Stow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stow
Location	OH
Initial Cost [Abstract]
Land	310,000
Buildings, Improvements and Acquisition Fees	415,150
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	415,150
Gross Amount at Which Carried at Close of Period Total	725,150
Accumulated Depreciation	121,085
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Toledo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toledo
Location	OH
Initial Cost [Abstract]
Land	120,000
Buildings, Improvements and Acquisition Fees	230,217
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	120,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	230,217
Gross Amount at Which Carried at Close of Period Total	350,217
Accumulated Depreciation	67,146
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Toledo1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toledo
Location	OH
Initial Cost [Abstract]
Land	320,000
Buildings, Improvements and Acquisition Fees	280,217
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	280,217
Gross Amount at Which Carried at Close of Period Total	600,217
Accumulated Depreciation	81,730
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Toledo2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toledo
Location	OH
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	530,217
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	530,217
Gross Amount at Which Carried at Close of Period Total	780,217
Accumulated Depreciation	154,646
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Toledo3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toledo
Location	OH
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	175,217
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	25
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	175,242
Gross Amount at Which Carried at Close of Period Total	425,242
Accumulated Depreciation	51,120
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | West Chester1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Chester
Location	OH
Initial Cost [Abstract]
Land	446,449
Buildings, Improvements and Acquisition Fees	768,644
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	446,449
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	768,644
Gross Amount at Which Carried at Close of Period Total	1,215,093
Accumulated Depreciation	259,162
Date of Construction	6/27/2003
Date Acquired	3/11/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Zanesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Zanesville
Location	OH
Initial Cost [Abstract]
Land	125,000
Buildings, Improvements and Acquisition Fees	300,162
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	125,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,162
Gross Amount at Which Carried at Close of Period Total	425,162
Accumulated Depreciation	87,547
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OR [Member] | Portland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portland
Location	OR
Initial Cost [Abstract]
Land	251,499
Buildings, Improvements and Acquisition Fees	345,952
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	251,499
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	345,952
Gross Amount at Which Carried at Close of Period Total	597,451
Accumulated Depreciation	128,001
Date Acquired	9/26/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OR [Member] | Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salem
Location	OR
Initial Cost [Abstract]
Land	337,711
Buildings, Improvements and Acquisition Fees	253,855
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	337,711
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	253,855
Gross Amount at Which Carried at Close of Period Total	591,566
Accumulated Depreciation	97,732
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Harrisburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harrisburg
Location	PA
Initial Cost [Abstract]
Land	131,529
Buildings, Improvements and Acquisition Fees	220,317
Cost Capitalized Subsequent to Acquisition Improvements	(2,515)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	129,014
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	220,317
Gross Amount at Which Carried at Close of Period Total	349,331
Accumulated Depreciation	84,818
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Bethel Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bethel Park
Location	PA
Initial Cost [Abstract]
Land	299,595
Buildings, Improvements and Acquisition Fees	331,264
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	299,595
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	331,378
Gross Amount at Which Carried at Close of Period Total	630,973
Accumulated Depreciation	186,083
Date Acquired	12/19/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Bethlehem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bethlehem
Location	PA
Initial Cost [Abstract]
Land	229,162
Buildings, Improvements and Acquisition Fees	310,526
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	229,162
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	310,698
Gross Amount at Which Carried at Close of Period Total	539,860
Accumulated Depreciation	174,415
Date Acquired	12/24/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Bethlehem1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bethlehem
Location	PA
Initial Cost [Abstract]
Land	275,328
Buildings, Improvements and Acquisition Fees	389,067
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	629
Gross Amount at Which Carried at Close of Period Land	275,328
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	389,696
Gross Amount at Which Carried at Close of Period Total	665,024
Accumulated Depreciation	218,963
Date Acquired	12/19/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Bridgeville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bridgeville
Location	PA
Initial Cost [Abstract]
Land	275,000
Buildings, Improvements and Acquisition Fees	375,150
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	275,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	375,150
Gross Amount at Which Carried at Close of Period Total	650,150
Accumulated Depreciation	109,418
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Coraopolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coraopolis
Location	PA
Initial Cost [Abstract]
Land	225,000
Buildings, Improvements and Acquisition Fees	375,150
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	225,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	375,150
Gross Amount at Which Carried at Close of Period Total	600,150
Accumulated Depreciation	109,418
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Monroeville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Monroeville
Location	PA
Initial Cost [Abstract]
Land	275,000
Buildings, Improvements and Acquisition Fees	250,150
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	275,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	250,150
Gross Amount at Which Carried at Close of Period Total	525,150
Accumulated Depreciation	72,960
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	858,500
Buildings, Improvements and Acquisition Fees	877,744
Cost Capitalized Subsequent to Acquisition Improvements	2,319
Cost Capitalized Subsequent to Acquisition Carrying Costs	1,701
Gross Amount at Which Carried at Close of Period Land	858,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	881,764
Gross Amount at Which Carried at Close of Period Total	1,740,264
Accumulated Depreciation	627,677
Date of Construction	5/19/1995
Date Acquired	12/5/1994
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Pittsburgh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	378,715
Buildings, Improvements and Acquisition Fees	685,374
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	378,715
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	685,374
Gross Amount at Which Carried at Close of Period Total	1,064,089
Accumulated Depreciation	251,658
Date of Construction	8/22/2002
Date Acquired	1/17/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Pittsburgh1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	219,938
Buildings, Improvements and Acquisition Fees	408,466
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	219,938
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	408,466
Gross Amount at Which Carried at Close of Period Total	628,404
Accumulated Depreciation	132,752
Date Acquired	11/3/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Pittsburgh2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	300,150
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,150
Gross Amount at Which Carried at Close of Period Total	475,150
Accumulated Depreciation	87,543
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Pittsburgh3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	243,750
Buildings, Improvements and Acquisition Fees	406,400
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	243,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	406,400
Gross Amount at Which Carried at Close of Period Total	650,150
Accumulated Depreciation	118,533
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Pittsburgh4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	208,333
Buildings, Improvements and Acquisition Fees	416,817
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	208,333
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	416,817
Gross Amount at Which Carried at Close of Period Total	625,150
Accumulated Depreciation	121,571
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Pittsburgh5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	121,429
Buildings, Improvements and Acquisition Fees	303,721
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	121,429
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	303,721
Gross Amount at Which Carried at Close of Period Total	425,150
Accumulated Depreciation	88,585
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Warminster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warminster
Location	PA
Initial Cost [Abstract]
Land	323,847
Buildings, Improvements and Acquisition Fees	216,999
Cost Capitalized Subsequent to Acquisition Improvements	(3,929)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	319,918
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	216,999
Gross Amount at Which Carried at Close of Period Total	536,917
Accumulated Depreciation	83,541
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Wexford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wexford
Location	PA
Initial Cost [Abstract]
Land	284,375
Buildings, Improvements and Acquisition Fees	240,775
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	284,375
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	240,775
Gross Amount at Which Carried at Close of Period Total	525,150
Accumulated Depreciation	70,226
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | York [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	York
Location	PA
Initial Cost [Abstract]
Land	249,436
Buildings, Improvements and Acquisition Fees	347,424
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	404
Gross Amount at Which Carried at Close of Period Land	249,436
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	347,828
Gross Amount at Which Carried at Close of Period Total	597,264
Accumulated Depreciation	195,295
Date Acquired	12/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | WA [Member] | Tacoma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tacoma
Location	WA
Initial Cost [Abstract]
Land	109,127
Buildings, Improvements and Acquisition Fees	202,691
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	109,127
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	202,691
Gross Amount at Which Carried at Close of Period Total	311,818
Accumulated Depreciation	34,795
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | WA [Member] | Bremerton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bremerton
Location	WA
Initial Cost [Abstract]
Land	261,172
Buildings, Improvements and Acquisition Fees	373,080
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	2,621
Gross Amount at Which Carried at Close of Period Land	261,172
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	375,701
Gross Amount at Which Carried at Close of Period Total	636,873
Accumulated Depreciation	225,488
Date of Construction	3/19/1997
Date Acquired	7/24/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | KY [Member] | Louisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Louisville
Location	KY
Initial Cost [Abstract]
Land	56,054
Buildings, Improvements and Acquisition Fees	259,881
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	56,054
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	259,881
Gross Amount at Which Carried at Close of Period Total	315,935
Accumulated Depreciation	259,881
Date Acquired	12/17/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | KY [Member] | Newport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newport
Location	KY
Initial Cost [Abstract]
Land	323,511
Buildings, Improvements and Acquisition Fees	289,017
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	323,511
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	289,102
Gross Amount at Which Carried at Close of Period Total	612,613
Accumulated Depreciation	165,169
Date Acquired	9/17/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | Billerica [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Billerica
Location	MA
Initial Cost [Abstract]
Land	399,043
Buildings, Improvements and Acquisition Fees	462,240
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	399,043
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	462,412
Gross Amount at Which Carried at Close of Period Total	861,455
Accumulated Depreciation	271,860
Date Acquired	4/2/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | East Falmouth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Falmouth
Location	MA
Initial Cost [Abstract]
Land	191,302
Buildings, Improvements and Acquisition Fees	340,539
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	191,302
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	340,539
Gross Amount at Which Carried at Close of Period Total	531,841
Accumulated Depreciation	131,106
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | East Wareham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Wareham
Location	MA
Initial Cost [Abstract]
Land	149,680
Buildings, Improvements and Acquisition Fees	278,669
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	149,680
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	278,669
Gross Amount at Which Carried at Close of Period Total	428,349
Accumulated Depreciation	107,285
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | Fairhaven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fairhaven
Location	MA
Initial Cost [Abstract]
Land	138,957
Buildings, Improvements and Acquisition Fees	289,294
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,957
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	289,294
Gross Amount at Which Carried at Close of Period Total	428,251
Accumulated Depreciation	111,376
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | Gardner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gardner
Location	MA
Initial Cost [Abstract]
Land	138,990
Buildings, Improvements and Acquisition Fees	289,361
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,990
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	289,361
Gross Amount at Which Carried at Close of Period Total	428,351
Accumulated Depreciation	111,402
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | Hyannis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hyannis
Location	MA
Initial Cost [Abstract]
Land	180,653
Buildings, Improvements and Acquisition Fees	458,522
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,653
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	458,522
Gross Amount at Which Carried at Close of Period Total	639,175
Accumulated Depreciation	175,003
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | Lenox [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lenox
Location	MA
Initial Cost [Abstract]
Land	287,769
Buildings, Improvements and Acquisition Fees	535,273
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	232
Gross Amount at Which Carried at Close of Period Land	287,769
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	535,505
Gross Amount at Which Carried at Close of Period Total	823,274
Accumulated Depreciation	274,021
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | Newburyport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newburyport
Location	MA
Initial Cost [Abstract]
Land	274,698
Buildings, Improvements and Acquisition Fees	466,449
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	274,698
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,449
Gross Amount at Which Carried at Close of Period Total	741,147
Accumulated Depreciation	178,028
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | North Reading [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Reading
Location	MA
Initial Cost [Abstract]
Land	180,546
Buildings, Improvements and Acquisition Fees	351,161
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,546
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	351,161
Gross Amount at Which Carried at Close of Period Total	531,707
Accumulated Depreciation	135,195
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | Orleans [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orleans
Location	MA
Initial Cost [Abstract]
Land	138,212
Buildings, Improvements and Acquisition Fees	394,065
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,212
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	394,065
Gross Amount at Which Carried at Close of Period Total	532,277
Accumulated Depreciation	151,713
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MD [Member] | Aberdeen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aberdeen
Location	MD
Initial Cost [Abstract]
Land	223,617
Buildings, Improvements and Acquisition Fees	225,605
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	223,617
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	225,605
Gross Amount at Which Carried at Close of Period Total	449,222
Accumulated Depreciation	86,106
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MD [Member] | Bethesda [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bethesda
Location	MD
Initial Cost [Abstract]
Land	282,717
Buildings, Improvements and Acquisition Fees	525,928
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	282,717
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	525,928
Gross Amount at Which Carried at Close of Period Total	808,645
Accumulated Depreciation	90,284
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MD [Member] | Capital Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Capital Heights
Location	MD
Initial Cost [Abstract]
Land	547,173
Buildings, Improvements and Acquisition Fees	219,979
Cost Capitalized Subsequent to Acquisition Improvements	(12,319)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	534,854
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	219,979
Gross Amount at Which Carried at Close of Period Total	754,833
Accumulated Depreciation	84,688
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MD [Member] | Clinton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clinton
Location	MD
Initial Cost [Abstract]
Land	70,880
Buildings, Improvements and Acquisition Fees	328,620
Cost Capitalized Subsequent to Acquisition Improvements	11,440
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	70,880
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	340,060
Gross Amount at Which Carried at Close of Period Total	410,940
Accumulated Depreciation	331,957
Date Acquired	11/15/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MD [Member] | Lexington Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington Park
Location	MD
Initial Cost [Abstract]
Land	111,396
Buildings, Improvements and Acquisition Fees	335,288
Cost Capitalized Subsequent to Acquisition Improvements	(7,600)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	103,796
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	335,288
Gross Amount at Which Carried at Close of Period Total	439,084
Accumulated Depreciation	129,082
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MO [Member] | Independence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Independence
Location	MO
Initial Cost [Abstract]
Land	297,641
Buildings, Improvements and Acquisition Fees	233,152
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	297,641
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	233,152
Gross Amount at Which Carried at Close of Period Total	530,793
Accumulated Depreciation	140,280
Date Acquired	12/20/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | ND [Member] | Fargo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fargo
Location	ND
Initial Cost [Abstract]
Land	53,973
Buildings, Improvements and Acquisition Fees	100,262
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	53,973
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	100,262
Gross Amount at Which Carried at Close of Period Total	154,235
Accumulated Depreciation	17,212
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Cherry Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cherry Hill
Location	NJ
Initial Cost [Abstract]
Land	463,808
Buildings, Improvements and Acquisition Fees	862,240
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	463,808
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	862,240
Gross Amount at Which Carried at Close of Period Total	1,326,048
Accumulated Depreciation	148,018
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Edison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Edison
Location	NJ
Initial Cost [Abstract]
Land	448,936
Buildings, Improvements and Acquisition Fees	238,773
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	448,936
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	238,773
Gross Amount at Which Carried at Close of Period Total	687,709
Accumulated Depreciation	91,924
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Glassboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glassboro
Location	NJ
Initial Cost [Abstract]
Land	182,013
Buildings, Improvements and Acquisition Fees	312,480
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	182,013
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	312,480
Gross Amount at Which Carried at Close of Period Total	494,493
Accumulated Depreciation	119,263
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Hamilton Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hamilton Square
Location	NJ
Initial Cost [Abstract]
Land	422,477
Buildings, Improvements and Acquisition Fees	291,555
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	422,477
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	291,555
Gross Amount at Which Carried at Close of Period Total	714,032
Accumulated Depreciation	112,245
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Hamilton Township [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hamilton Township
Location	NJ
Initial Cost [Abstract]
Land	265,238
Buildings, Improvements and Acquisition Fees	298,167
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	265,238
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	298,167
Gross Amount at Which Carried at Close of Period Total	563,405
Accumulated Depreciation	114,791
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Pleasantville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pleasantville
Location	NJ
Initial Cost [Abstract]
Land	77,105
Buildings, Improvements and Acquisition Fees	144,693
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	77,105
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	144,693
Gross Amount at Which Carried at Close of Period Total	221,798
Accumulated Depreciation	24,839
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Randolph [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Randolph
Location	NJ
Initial Cost [Abstract]
Land	452,629
Buildings, Improvements and Acquisition Fees	390,163
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	452,629
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,163
Gross Amount at Which Carried at Close of Period Total	842,792
Accumulated Depreciation	150,210
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Westfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westfield
Location	NJ
Initial Cost [Abstract]
Land	705,337
Buildings, Improvements and Acquisition Fees	288,720
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	705,337
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	288,720
Gross Amount at Which Carried at Close of Period Total	994,057
Accumulated Depreciation	111,153
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Woodbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woodbury
Location	NJ
Initial Cost [Abstract]
Land	212,788
Buildings, Improvements and Acquisition Fees	320,283
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	212,788
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	320,283
Gross Amount at Which Carried at Close of Period Total	533,071
Accumulated Depreciation	123,305
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OK [Member] | Midwest City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midwest City
Location	OK
Initial Cost [Abstract]
Land	106,312
Buildings, Improvements and Acquisition Fees	333,551
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	106,312
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	333,551
Gross Amount at Which Carried at Close of Period Total	439,863
Accumulated Depreciation	178,531
Date of Construction	8/6/1998
Date Acquired	8/8/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OK [Member] | Oklahoma City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oklahoma City
Location	OK
Initial Cost [Abstract]
Land	143,655
Buildings, Improvements and Acquisition Fees	295,422
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	143,655
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	295,422
Gross Amount at Which Carried at Close of Period Total	439,077
Accumulated Depreciation	162,005
Date of Construction	3/6/1998
Date Acquired	7/29/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OK [Member] | Tulsa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	133,648
Buildings, Improvements and Acquisition Fees	249,702
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	133,648
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	249,702
Gross Amount at Which Carried at Close of Period Total	383,350
Accumulated Depreciation	42,865
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | SC [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	267,622
Buildings, Improvements and Acquisition Fees	298,594
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	428
Gross Amount at Which Carried at Close of Period Land	267,622
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	299,022
Gross Amount at Which Carried at Close of Period Total	566,644
Accumulated Depreciation	164,128
Date of Construction	3/31/1998
Date Acquired	11/5/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | SC [Member] | Charleston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charleston
Location	SC
Initial Cost [Abstract]
Land	217,250
Buildings, Improvements and Acquisition Fees	294,079
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	159
Gross Amount at Which Carried at Close of Period Land	217,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	294,238
Gross Amount at Which Carried at Close of Period Total	511,488
Accumulated Depreciation	169,051
Date of Construction	7/14/1997
Date Acquired	3/13/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | SC [Member] | Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	SC
Initial Cost [Abstract]
Land	221,946
Buildings, Improvements and Acquisition Fees	315,163
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	221,946
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	315,331
Gross Amount at Which Carried at Close of Period Total	537,277
Accumulated Depreciation	179,168
Date of Construction	9/5/1997
Date Acquired	3/31/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | SC [Member] | Lexington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	SC
Initial Cost [Abstract]
Land	241,534
Buildings, Improvements and Acquisition Fees	342,182
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	302
Gross Amount at Which Carried at Close of Period Land	241,534
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	342,484
Gross Amount at Which Carried at Close of Period Total	584,018
Accumulated Depreciation	174,325
Date Acquired	9/24/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | SC [Member] | North Charleston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Charleston
Location	SC
Initial Cost [Abstract]
Land	174,980
Buildings, Improvements and Acquisition Fees	341,466
Cost Capitalized Subsequent to Acquisition Improvements	5,875
Cost Capitalized Subsequent to Acquisition Carrying Costs	5,413
Gross Amount at Which Carried at Close of Period Land	174,980
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	352,754
Gross Amount at Which Carried at Close of Period Total	527,734
Accumulated Depreciation	188,569
Date of Construction	8/6/1998
Date Acquired	3/12/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | SD [Member] | Sioux Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sioux Falls
Location	SD
Initial Cost [Abstract]
Land	48,833
Buildings, Improvements and Acquisition Fees	91,572
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	48,833
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	91,572
Gross Amount at Which Carried at Close of Period Total	140,405
Accumulated Depreciation	15,720
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | VA [Member] | Richmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	403,549
Buildings, Improvements and Acquisition Fees	876,981
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	403,549
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	876,981
Gross Amount at Which Carried at Close of Period Total	1,280,530
Accumulated Depreciation	278,112
Date of Construction	7/8/2004
Date Acquired	10/17/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | VA [Member] | Roanoke [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roanoke
Location	VA
Initial Cost [Abstract]
Land	349,628
Buildings, Improvements and Acquisition Fees	322,545
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	153
Gross Amount at Which Carried at Close of Period Land	349,628
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	322,698
Gross Amount at Which Carried at Close of Period Total	672,326
Accumulated Depreciation	181,194
Date Acquired	12/19/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | VA [Member] | Warrenton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warrenton
Location	VA
Initial Cost [Abstract]
Land	186,723
Buildings, Improvements and Acquisition Fees	241,173
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	186,723
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	241,173
Gross Amount at Which Carried at Close of Period Total	427,896
Accumulated Depreciation	92,848
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | WI [Member] | Milwaukee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milwaukee
Location	WI
Initial Cost [Abstract]
Land	173,005
Buildings, Improvements and Acquisition Fees	499,244
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	173,005
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	499,244
Gross Amount at Which Carried at Close of Period Total	672,249
Accumulated Depreciation	320,348
Date Acquired	12/22/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | WI [Member] | Milwaukee1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milwaukee
Location	WI
Initial Cost [Abstract]
Land	152,509
Buildings, Improvements and Acquisition Fees	475,480
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	197
Gross Amount at Which Carried at Close of Period Land	152,509
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	475,677
Gross Amount at Which Carried at Close of Period Total	628,186
Accumulated Depreciation	290,887
Date Acquired	9/27/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | WI [Member] | New Berlin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Berlin
Location	WI
Initial Cost [Abstract]
Land	188,491
Buildings, Improvements and Acquisition Fees	466,268
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	375
Gross Amount at Which Carried at Close of Period Land	188,491
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,643
Gross Amount at Which Carried at Close of Period Total	655,134
Accumulated Depreciation	299,354
Date Acquired	12/22/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | WI [Member] | Racine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Racine
Location	WI
Initial Cost [Abstract]
Land	184,002
Buildings, Improvements and Acquisition Fees	114,167
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	184,002
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	114,167
Gross Amount at Which Carried at Close of Period Total	298,169
Accumulated Depreciation	43,953
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AZ [Member] | Tucson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	178,297
Buildings, Improvements and Acquisition Fees	396,004
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	178,297
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	396,004
Gross Amount at Which Carried at Close of Period Total	574,301
Accumulated Depreciation	345,954
Date Acquired	1/19/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	427,395
Buildings, Improvements and Acquisition Fees	472,030
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	427,395
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	472,030
Gross Amount at Which Carried at Close of Period Total	899,425
Accumulated Depreciation	251,122
Date of Construction	6/10/1998
Date Acquired	12/5/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | St. Cloud [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Cloud
Location	FL
Initial Cost [Abstract]
Land	525,207
Buildings, Improvements and Acquisition Fees	976,968
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	525,207
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	976,968
Gross Amount at Which Carried at Close of Period Total	1,502,175
Accumulated Depreciation	200,274
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Destin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Destin
Location	FL
Initial Cost [Abstract]
Land	1,034,411
Buildings, Improvements and Acquisition Fees	1,922,591
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,034,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,922,591
Gross Amount at Which Carried at Close of Period Total	2,957,002
Accumulated Depreciation	394,127
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Ft. Walton Bch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ft. Walton Bch
Location	FL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,032
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,532
Gross Amount at Which Carried at Close of Period Total	1,816,643
Accumulated Depreciation	242,383
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Ft. Walton Bch1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ft. Walton Bch
Location	FL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,032
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,532
Gross Amount at Which Carried at Close of Period Total	1,816,643
Accumulated Depreciation	242,383
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Lakeland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeland
Location	FL
Initial Cost [Abstract]
Land	500,000
Buildings, Improvements and Acquisition Fees	645,402
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	645,402
Gross Amount at Which Carried at Close of Period Total	1,145,402
Accumulated Depreciation	343,327
Date of Construction	6/4/1998
Date Acquired	12/31/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Milton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milton
Location	FL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,145
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,145
Gross Amount at Which Carried at Close of Period Total	1,816,256
Accumulated Depreciation	242,131
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Niceville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Niceville
Location	FL
Initial Cost [Abstract]
Land	920,803
Buildings, Improvements and Acquisition Fees	1,711,621
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	920,803
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,711,621
Gross Amount at Which Carried at Close of Period Total	2,632,424
Accumulated Depreciation	350,878
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	630,244
Buildings, Improvements and Acquisition Fees	1,172,023
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	630,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,172,023
Gross Amount at Which Carried at Close of Period Total	1,802,267
Accumulated Depreciation	240,261
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Orlando1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,076
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,576
Gross Amount at Which Carried at Close of Period Total	1,816,687
Accumulated Depreciation	242,391
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Oviedo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oviedo
Location	FL
Initial Cost [Abstract]
Land	971,996
Buildings, Improvements and Acquisition Fees	1,806,780
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	971,996
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,806,780
Gross Amount at Which Carried at Close of Period Total	2,778,776
Accumulated Depreciation	370,386
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Pace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pace
Location	FL
Initial Cost [Abstract]
Land	630,244
Buildings, Improvements and Acquisition Fees	1,171,993
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	630,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,172,493
Gross Amount at Which Carried at Close of Period Total	1,802,737
Accumulated Depreciation	240,530
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Panama City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Panama City
Location	FL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,076
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,576
Gross Amount at Which Carried at Close of Period Total	1,816,687
Accumulated Depreciation	242,391
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Pensacola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pensacola
Location	FL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,063
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,063
Gross Amount at Which Carried at Close of Period Total	1,816,174
Accumulated Depreciation	242,114
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Pensacola1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pensacola
Location	FL
Initial Cost [Abstract]
Land	588,305
Buildings, Improvements and Acquisition Fees	1,094,130
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	588,305
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,094,130
Gross Amount at Which Carried at Close of Period Total	1,682,435
Accumulated Depreciation	224,293
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Pensacola2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pensacola
Location	FL
Initial Cost [Abstract]
Land	308,067
Buildings, Improvements and Acquisition Fees	573,708
Cost Capitalized Subsequent to Acquisition Improvements	23,430
Cost Capitalized Subsequent to Acquisition Carrying Costs	143
Gross Amount at Which Carried at Close of Period Land	308,067
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	597,281
Gross Amount at Which Carried at Close of Period Total	905,348
Accumulated Depreciation	125,782
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Sanford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sanford
Location	FL
Initial Cost [Abstract]
Land	630,244
Buildings, Improvements and Acquisition Fees	1,172,023
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	630,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,172,023
Gross Amount at Which Carried at Close of Period Total	1,802,267
Accumulated Depreciation	240,261
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Tallahassee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tallahassee
Location	FL
Initial Cost [Abstract]
Land	419,902
Buildings, Improvements and Acquisition Fees	781,405
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	419,902
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	781,405
Gross Amount at Which Carried at Close of Period Total	1,201,307
Accumulated Depreciation	160,184
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Tallahassee1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tallahassee
Location	FL
Initial Cost [Abstract]
Land	611,916
Buildings, Improvements and Acquisition Fees	1,137,986
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	611,916
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,138,486
Gross Amount at Which Carried at Close of Period Total	1,750,402
Accumulated Depreciation	233,558
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Union Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Union Park
Location	FL
Initial Cost [Abstract]
Land	1,004,103
Buildings, Improvements and Acquisition Fees	1,866,287
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,004,103
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,866,287
Gross Amount at Which Carried at Close of Period Total	2,870,390
Accumulated Depreciation	382,585
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Dallas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas
Location	TX
Initial Cost [Abstract]
Land	191,267
Buildings, Improvements and Acquisition Fees	424,811
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	73
Gross Amount at Which Carried at Close of Period Land	191,267
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	424,884
Gross Amount at Which Carried at Close of Period Total	616,151
Accumulated Depreciation	371,168
Date Acquired	1/26/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Carrollton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carrollton
Location	TX
Initial Cost [Abstract]
Land	568,401
Buildings, Improvements and Acquisition Fees	1,056,394
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	568,401
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,056,394
Gross Amount at Which Carried at Close of Period Total	1,624,795
Accumulated Depreciation	343,324
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Fort Worth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	543,950
Buildings, Improvements and Acquisition Fees	1,010,984
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	543,950
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,010,984
Gross Amount at Which Carried at Close of Period Total	1,554,934
Accumulated Depreciation	328,566
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	151,018
Buildings, Improvements and Acquisition Fees	335,417
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	151,018
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	335,417
Gross Amount at Which Carried at Close of Period Total	486,435
Accumulated Depreciation	293,024
Date Acquired	1/25/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Humble [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Humble
Location	TX
Initial Cost [Abstract]
Land	612,414
Buildings, Improvements and Acquisition Fees	1,138,132
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	612,414
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,138,132
Gross Amount at Which Carried at Close of Period Total	1,750,546
Accumulated Depreciation	369,889
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Waco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waco
Location	TX
Initial Cost [Abstract]
Land	401,999
Buildings, Improvements and Acquisition Fees	747,362
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	401,999
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	747,362
Gross Amount at Which Carried at Close of Period Total	1,149,361
Accumulated Depreciation	242,888
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Arlington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	599,558
Buildings, Improvements and Acquisition Fees	1,114,256
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	599,558
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,114,256
Gross Amount at Which Carried at Close of Period Total	1,713,814
Accumulated Depreciation	362,129
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Austin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	185,454
Buildings, Improvements and Acquisition Fees	411,899
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	185,454
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	411,899
Gross Amount at Which Carried at Close of Period Total	597,353
Accumulated Depreciation	358,448
Date Acquired	2/6/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Austin1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	710,485
Buildings, Improvements and Acquisition Fees	1,320,293
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	710,485
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,320,293
Gross Amount at Which Carried at Close of Period Total	2,030,778
Accumulated Depreciation	429,090
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Austin2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	590,828
Buildings, Improvements and Acquisition Fees	1,098,073
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	590,828
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,098,073
Gross Amount at Which Carried at Close of Period Total	1,688,901
Accumulated Depreciation	356,869
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Austin3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	569,909
Buildings, Improvements and Acquisition Fees	1,059,195
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	569,909
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,059,195
Gross Amount at Which Carried at Close of Period Total	1,629,104
Accumulated Depreciation	344,234
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Austin4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	532,497
Buildings, Improvements and Acquisition Fees	989,715
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	532,497
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	989,715
Gross Amount at Which Carried at Close of Period Total	1,522,212
Accumulated Depreciation	321,653
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Conroe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Conroe
Location	TX
Initial Cost [Abstract]
Land	396,068
Buildings, Improvements and Acquisition Fees	736,346
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	396,068
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	736,346
Gross Amount at Which Carried at Close of Period Total	1,132,414
Accumulated Depreciation	239,308
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Garland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Garland
Location	TX
Initial Cost [Abstract]
Land	242,887
Buildings, Improvements and Acquisition Fees	539,461
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	242,887
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	539,461
Gross Amount at Which Carried at Close of Period Total	782,348
Accumulated Depreciation	471,279
Date Acquired	1/19/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Harlingen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harlingen
Location	TX
Initial Cost [Abstract]
Land	134,599
Buildings, Improvements and Acquisition Fees	298,948
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	134,599
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	298,948
Gross Amount at Which Carried at Close of Period Total	433,547
Accumulated Depreciation	261,165
Date Acquired	1/17/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Houston1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	392,113
Buildings, Improvements and Acquisition Fees	729,002
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	392,113
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	729,002
Gross Amount at Which Carried at Close of Period Total	1,121,115
Accumulated Depreciation	236,921
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Houston2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	1,030,379
Buildings, Improvements and Acquisition Fees	1,914,353
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,030,379
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,914,353
Gross Amount at Which Carried at Close of Period Total	2,944,732
Accumulated Depreciation	622,161
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Houston3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	619,101
Buildings, Improvements and Acquisition Fees	1,150,551
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	619,101
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,150,551
Gross Amount at Which Carried at Close of Period Total	1,769,652
Accumulated Depreciation	373,925
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Houston4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	642,495
Buildings, Improvements and Acquisition Fees	1,193,997
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	642,495
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,193,997
Gross Amount at Which Carried at Close of Period Total	1,836,492
Accumulated Depreciation	388,045
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Houston5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	872,866
Buildings, Improvements and Acquisition Fees	1,621,829
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	872,866
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,621,829
Gross Amount at Which Carried at Close of Period Total	2,494,695
Accumulated Depreciation	527,090
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Leon Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Leon Valley
Location	TX
Initial Cost [Abstract]
Land	178,221
Buildings, Improvements and Acquisition Fees	395,834
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	178,221
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	395,834
Gross Amount at Which Carried at Close of Period Total	574,055
Accumulated Depreciation	345,805
Date Acquired	1/17/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Leon Valley1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Leon Valley
Location	TX
Initial Cost [Abstract]
Land	529,967
Buildings, Improvements and Acquisition Fees	985,046
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	529,967
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	985,046
Gross Amount at Which Carried at Close of Period Total	1,515,013
Accumulated Depreciation	320,135
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Mesquite [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesquite
Location	TX
Initial Cost [Abstract]
Land	591,538
Buildings, Improvements and Acquisition Fees	1,099,363
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	591,538
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,099,363
Gross Amount at Which Carried at Close of Period Total	1,690,901
Accumulated Depreciation	357,289
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | N. Richland Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	N. Richland Hills
Location	TX
Initial Cost [Abstract]
Land	509,861
Buildings, Improvements and Acquisition Fees	947,707
Cost Capitalized Subsequent to Acquisition Improvements	(189,562)
Cost Capitalized Subsequent to Acquisition Carrying Costs	95
Gross Amount at Which Carried at Close of Period Land	320,299
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	947,802
Gross Amount at Which Carried at Close of Period Total	1,268,101
Accumulated Depreciation	308,021
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Pasadena [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pasadena
Location	TX
Initial Cost [Abstract]
Land	107,391
Buildings, Improvements and Acquisition Fees	238,519
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	107,391
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	238,519
Gross Amount at Which Carried at Close of Period Total	345,910
Accumulated Depreciation	208,373
Date Acquired	1/24/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Plano [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	494,407
Buildings, Improvements and Acquisition Fees	918,976
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	494,407
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	918,976
Gross Amount at Which Carried at Close of Period Total	1,413,383
Accumulated Depreciation	298,663
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Plano1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	187,564
Buildings, Improvements and Acquisition Fees	417,157
Cost Capitalized Subsequent to Acquisition Improvements	700
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	187,564
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	417,857
Gross Amount at Which Carried at Close of Period Total	605,421
Accumulated Depreciation	364,255
Date Acquired	1/18/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Richardson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richardson
Location	TX
Initial Cost [Abstract]
Land	555,188
Buildings, Improvements and Acquisition Fees	1,031,855
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	555,188
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,031,855
Gross Amount at Which Carried at Close of Period Total	1,587,043
Accumulated Depreciation	335,349
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | San Antonio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	245,164
Buildings, Improvements and Acquisition Fees	544,518
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,164
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	544,518
Gross Amount at Which Carried at Close of Period Total	789,682
Accumulated Depreciation	473,857
Date Acquired	2/14/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | San Antonio1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	688,249
Buildings, Improvements and Acquisition Fees	1,278,967
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	688,249
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,278,967
Gross Amount at Which Carried at Close of Period Total	1,967,216
Accumulated Depreciation	415,660
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Stafford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stafford
Location	TX
Initial Cost [Abstract]
Land	706,786
Buildings, Improvements and Acquisition Fees	1,313,395
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	706,786
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,313,395
Gross Amount at Which Carried at Close of Period Total	2,020,181
Accumulated Depreciation	426,849
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Webster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Webster
Location	TX
Initial Cost [Abstract]
Land	600,261
Buildings, Improvements and Acquisition Fees	1,115,563
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	600,261
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,115,563
Gross Amount at Which Carried at Close of Period Total	1,715,824
Accumulated Depreciation	362,554
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | CO [Member] | Denver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Denver
Location	CO
Initial Cost [Abstract]
Land	688,292
Buildings, Improvements and Acquisition Fees	1,331,224
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	688,292
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,331,224
Gross Amount at Which Carried at Close of Period Total	2,019,516
Accumulated Depreciation	479,016
Date of Construction	1/10/2003
Date Acquired	5/30/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | CO [Member] | Aurora [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	CO
Initial Cost [Abstract]
Land	221,691
Buildings, Improvements and Acquisition Fees	492,382
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	221,691
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	492,382
Gross Amount at Which Carried at Close of Period Total	714,073
Accumulated Depreciation	430,151
Date Acquired	1/29/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | CO [Member] | Arvada [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arvada
Location	CO
Initial Cost [Abstract]
Land	301,489
Buildings, Improvements and Acquisition Fees	931,092
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	301,489
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	931,092
Gross Amount at Which Carried at Close of Period Total	1,232,581
Accumulated Depreciation	414,374
Date of Construction	9/22/2000
Date Acquired	11/18/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | CO [Member] | Aurora1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	CO
Initial Cost [Abstract]
Land	353,283
Buildings, Improvements and Acquisition Fees	1,135,051
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	353,283
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,135,051
Gross Amount at Which Carried at Close of Period Total	1,488,334
Accumulated Depreciation	490,000
Date of Construction	1/3/2001
Date Acquired	3/10/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | CO [Member] | Colorado Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado Springs
Location	CO
Initial Cost [Abstract]
Land	280,193
Buildings, Improvements and Acquisition Fees	622,317
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,193
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,317
Gross Amount at Which Carried at Close of Period Total	902,510
Accumulated Depreciation	543,663
Date Acquired	1/23/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | CO [Member] | Colorado Springs1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado Springs
Location	CO
Initial Cost [Abstract]
Land	192,988
Buildings, Improvements and Acquisition Fees	433,542
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	192,988
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	433,542
Gross Amount at Which Carried at Close of Period Total	626,530
Accumulated Depreciation	331,276
Date Acquired	5/20/1993
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | CO [Member] | Westminster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westminster
Location	CO
Initial Cost [Abstract]
Land	526,620
Buildings, Improvements and Acquisition Fees	1,099,523
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	526,620
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,099,523
Gross Amount at Which Carried at Close of Period Total	1,626,143
Accumulated Depreciation	474,662
Date of Construction	1/12/2001
Date Acquired	1/18/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Peachtree City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Peachtree City
Location	GA
Initial Cost [Abstract]
Land	625,316
Buildings, Improvements and Acquisition Fees	1,162,827
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	625,316
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,162,827
Gross Amount at Which Carried at Close of Period Total	1,788,143
Accumulated Depreciation	238,375
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Roswell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roswell
Location	GA
Initial Cost [Abstract]
Land	515,617
Buildings, Improvements and Acquisition Fees	959,138
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	515,617
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	959,138
Gross Amount at Which Carried at Close of Period Total	1,474,755
Accumulated Depreciation	196,619
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Atlanta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Atlanta
Location	GA
Initial Cost [Abstract]
Land	55,840
Buildings, Improvements and Acquisition Fees	258,889
Cost Capitalized Subsequent to Acquisition Improvements	1,750
Cost Capitalized Subsequent to Acquisition Carrying Costs	7,080
Gross Amount at Which Carried at Close of Period Land	55,840
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	267,719
Gross Amount at Which Carried at Close of Period Total	323,559
Accumulated Depreciation	259,010
Date Acquired	11/27/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Duluth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Duluth
Location	GA
Initial Cost [Abstract]
Land	638,509
Buildings, Improvements and Acquisition Fees	1,186,594
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	638,509
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,186,594
Gross Amount at Which Carried at Close of Period Total	1,825,103
Accumulated Depreciation	385,639
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Kennesaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kennesaw
Location	GA
Initial Cost [Abstract]
Land	519,903
Buildings, Improvements and Acquisition Fees	967,180
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	519,903
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	967,180
Gross Amount at Which Carried at Close of Period Total	1,487,083
Accumulated Depreciation	198,268
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Marietta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	500,293
Buildings, Improvements and Acquisition Fees	930,657
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,293
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	930,657
Gross Amount at Which Carried at Close of Period Total	1,430,950
Accumulated Depreciation	190,781
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	GA
Initial Cost [Abstract]
Land	630,244
Buildings, Improvements and Acquisition Fees	1,171,988
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	630,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,171,988
Gross Amount at Which Carried at Close of Period Total	1,802,232
Accumulated Depreciation	240,253
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Alpharetta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alpharetta
Location	GA
Initial Cost [Abstract]
Land	630,244
Buildings, Improvements and Acquisition Fees	1,171,870
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	630,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,172,370
Gross Amount at Which Carried at Close of Period Total	1,802,614
Accumulated Depreciation	240,504
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Conyers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Conyers
Location	GA
Initial Cost [Abstract]
Land	531,935
Buildings, Improvements and Acquisition Fees	1,180,296
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	531,935
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,180,296
Gross Amount at Which Carried at Close of Period Total	1,712,231
Accumulated Depreciation	458,034
Date of Construction	3/28/2002
Date Acquired	11/13/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Conyers1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Conyers
Location	GA
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,027
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,027
Gross Amount at Which Carried at Close of Period Total	1,816,138
Accumulated Depreciation	242,106
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Hiram [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hiram
Location	GA
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,017
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,017
Gross Amount at Which Carried at Close of Period Total	1,816,128
Accumulated Depreciation	242,104
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Lawrenceville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lawrenceville
Location	GA
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,137
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,637
Gross Amount at Which Carried at Close of Period Total	1,816,748
Accumulated Depreciation	242,404
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | McDonough [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	McDonough
Location	GA
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,032
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,532
Gross Amount at Which Carried at Close of Period Total	1,816,643
Accumulated Depreciation	242,383
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Sandy Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sandy Springs
Location	GA
Initial Cost [Abstract]
Land	586,211
Buildings, Improvements and Acquisition Fees	1,090,241
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	586,211
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,090,241
Gross Amount at Which Carried at Close of Period Total	1,676,452
Accumulated Depreciation	223,495
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Stockbridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stockbridge
Location	GA
Initial Cost [Abstract]
Land	632,128
Buildings, Improvements and Acquisition Fees	1,175,478
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	632,128
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,175,978
Gross Amount at Which Carried at Close of Period Total	1,808,106
Accumulated Depreciation	241,244
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MN [Member] | Eagan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eagan
Location	MN
Initial Cost [Abstract]
Land	902,443
Buildings, Improvements and Acquisition Fees	845,536
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	902,443
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	845,536
Gross Amount at Which Carried at Close of Period Total	1,747,979
Accumulated Depreciation	452,387
Date of Construction	6/19/1998
Date Acquired	2/20/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NC [Member] | Matthews [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Matthews
Location	NC
Initial Cost [Abstract]
Land	489,063
Buildings, Improvements and Acquisition Fees	909,052
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	489,063
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	909,052
Gross Amount at Which Carried at Close of Period Total	1,398,115
Accumulated Depreciation	295,438
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NC [Member] | Charlotte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charlotte
Location	NC
Initial Cost [Abstract]
Land	508,100
Buildings, Improvements and Acquisition Fees	457,295
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	508,100
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	457,295
Gross Amount at Which Carried at Close of Period Total	965,395
Accumulated Depreciation	157,767
Date Acquired	5/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NC [Member] | Charlotte1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charlotte
Location	NC
Initial Cost [Abstract]
Land	181,662
Buildings, Improvements and Acquisition Fees	338,164
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	181,662
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,164
Gross Amount at Which Carried at Close of Period Total	519,826
Accumulated Depreciation	109,899
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NC [Member] | Clemmons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clemmons
Location	NC
Initial Cost [Abstract]
Land	630,000
Buildings, Improvements and Acquisition Fees	1,100,160
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	630,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,100,160
Gross Amount at Which Carried at Close of Period Total	1,730,160
Accumulated Depreciation	181,526
Date Acquired	11/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NC [Member] | Jamestown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jamestown
Location	NC
Initial Cost [Abstract]
Land	650,000
Buildings, Improvements and Acquisition Fees	857,823
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	650,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	857,823
Gross Amount at Which Carried at Close of Period Total	1,507,823
Accumulated Depreciation	141,541
Date Acquired	11/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TN [Member] | Hermitage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hermitage
Location	TN
Initial Cost [Abstract]
Land	560,443
Buildings, Improvements and Acquisition Fees	1,011,799
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	560,443
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,011,799
Gross Amount at Which Carried at Close of Period Total	1,572,242
Accumulated Depreciation	380,907
Date of Construction	10/15/2001
Date Acquired	5/9/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TN [Member] | Goodlettsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Goodlettsville
Location	TN
Initial Cost [Abstract]
Land	601,306
Buildings, Improvements and Acquisition Fees	1,117,504
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	601,306
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,117,504
Gross Amount at Which Carried at Close of Period Total	1,718,810
Accumulated Depreciation	363,185
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | UT [Member] | Bountiful [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bountiful
Location	UT
Initial Cost [Abstract]
Land	183,750
Buildings, Improvements and Acquisition Fees	408,115
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	111
Gross Amount at Which Carried at Close of Period Land	183,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	408,226
Gross Amount at Which Carried at Close of Period Total	591,976
Accumulated Depreciation	356,591
Date Acquired	1/30/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Montgomery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Montgomery
Location	AL
Initial Cost [Abstract]
Land	544,181
Buildings, Improvements and Acquisition Fees	654,046
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	544,181
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	654,546
Gross Amount at Which Carried at Close of Period Total	1,198,727
Accumulated Depreciation	93,574
Date Acquired	1/24/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madison
Location	AL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,532
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,532
Gross Amount at Which Carried at Close of Period Total	1,816,643
Accumulated Depreciation	242,210
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Athens [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Athens
Location	AL
Initial Cost [Abstract]
Land	760,031
Buildings, Improvements and Acquisition Fees	1,413,494
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	760,031
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,413,494
Gross Amount at Which Carried at Close of Period Total	2,173,525
Accumulated Depreciation	289,762
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Auburn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Auburn
Location	AL
Initial Cost [Abstract]
Land	660,210
Buildings, Improvements and Acquisition Fees	1,228,112
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	660,210
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,228,612
Gross Amount at Which Carried at Close of Period Total	1,888,822
Accumulated Depreciation	252,034
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Birmingham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Birmingham
Location	AL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,180,909
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,409
Gross Amount at Which Carried at Close of Period Total	1,816,520
Accumulated Depreciation	242,357
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Daphne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Daphne
Location	AL
Initial Cost [Abstract]
Land	876,139
Buildings, Improvements and Acquisition Fees	1,629,123
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	876,139
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,629,623
Gross Amount at Which Carried at Close of Period Total	2,505,762
Accumulated Depreciation	334,241
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Decatur [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Decatur
Location	AL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,499
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,999
Gross Amount at Which Carried at Close of Period Total	1,817,110
Accumulated Depreciation	242,478
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Dothan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dothan
Location	AL
Initial Cost [Abstract]
Land	455,651
Buildings, Improvements and Acquisition Fees	565,343
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	455,651
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	565,343
Gross Amount at Which Carried at Close of Period Total	1,020,994
Accumulated Depreciation	71,227
Date of Construction	10/17/2008
Date Acquired	6/10/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Foley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Foley
Location	AL
Initial Cost [Abstract]
Land	870,031
Buildings, Improvements and Acquisition Fees	1,617,357
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	870,031
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,617,857
Gross Amount at Which Carried at Close of Period Total	2,487,888
Accumulated Depreciation	331,829
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Gardendale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gardendale
Location	AL
Initial Cost [Abstract]
Land	610,055
Buildings, Improvements and Acquisition Fees	1,134,554
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	610,055
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,135,054
Gross Amount at Which Carried at Close of Period Total	1,745,109
Accumulated Depreciation	232,295
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Hoover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hoover
Location	AL
Initial Cost [Abstract]
Land	504,396
Buildings, Improvements and Acquisition Fees	938,299
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	504,396
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	938,299
Gross Amount at Which Carried at Close of Period Total	1,442,695
Accumulated Depreciation	192,347
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Hoover1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hoover
Location	AL
Initial Cost [Abstract]
Land	620,270
Buildings, Improvements and Acquisition Fees	1,153,493
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	620,270
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,153,493
Gross Amount at Which Carried at Close of Period Total	1,773,763
Accumulated Depreciation	236,462
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Huntsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Huntsville
Location	AL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,499
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,499
Gross Amount at Which Carried at Close of Period Total	1,816,610
Accumulated Depreciation	242,203
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Huntsville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Huntsville
Location	AL
Initial Cost [Abstract]
Land	499,843
Buildings, Improvements and Acquisition Fees	929,863
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	499,843
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	930,363
Gross Amount at Which Carried at Close of Period Total	1,430,206
Accumulated Depreciation	190,893
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Mobile [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mobile
Location	AL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,499
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,499
Gross Amount at Which Carried at Close of Period Total	1,816,610
Accumulated Depreciation	242,203
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Mobile1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mobile
Location	AL
Initial Cost [Abstract]
Land	525,750
Buildings, Improvements and Acquisition Fees	977,810
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	525,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	977,810
Gross Amount at Which Carried at Close of Period Total	1,503,560
Accumulated Depreciation	200,447
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Orange Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orange Beach
Location	AL
Initial Cost [Abstract]
Land	630,244
Buildings, Improvements and Acquisition Fees	1,172,036
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	630,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,172,536
Gross Amount at Which Carried at Close of Period Total	1,802,780
Accumulated Depreciation	240,538
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Pelham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pelham
Location	AL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,180,909
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,180,909
Gross Amount at Which Carried at Close of Period Total	1,816,020
Accumulated Depreciation	242,083
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Phenix City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phenix City
Location	AL
Initial Cost [Abstract]
Land	630,244
Buildings, Improvements and Acquisition Fees	1,172,024
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	630,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,172,524
Gross Amount at Which Carried at Close of Period Total	1,802,768
Accumulated Depreciation	240,536
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | IL [Member] | Aurora [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	IL
Initial Cost [Abstract]
Land	513,204
Buildings, Improvements and Acquisition Fees	953,885
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	513,204
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	953,885
Gross Amount at Which Carried at Close of Period Total	1,467,089
Accumulated Depreciation	310,009
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | IL [Member] | Joliet [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Joliet
Location	IL
Initial Cost [Abstract]
Land	452,267
Buildings, Improvements and Acquisition Fees	840,716
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	452,267
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	840,716
Gross Amount at Which Carried at Close of Period Total	1,292,983
Accumulated Depreciation	273,229
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | IL [Member] | Lombard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lombard
Location	IL
Initial Cost [Abstract]
Land	428,170
Buildings, Improvements and Acquisition Fees	795,965
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	2,000
Gross Amount at Which Carried at Close of Period Land	428,170
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	797,965
Gross Amount at Which Carried at Close of Period Total	1,226,135
Accumulated Depreciation	259,416
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | IL [Member] | Niles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Niles
Location	IL
Initial Cost [Abstract]
Land	366,969
Buildings, Improvements and Acquisition Fees	682,306
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	366,969
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	682,306
Gross Amount at Which Carried at Close of Period Total	1,049,275
Accumulated Depreciation	221,745
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | IL [Member] | Orland Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orland Park
Location	IL
Initial Cost [Abstract]
Land	663,087
Buildings, Improvements and Acquisition Fees	1,232,240
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	663,087
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,232,240
Gross Amount at Which Carried at Close of Period Total	1,895,327
Accumulated Depreciation	400,474
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | IL [Member] | Vernon Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vernon Hills
Location	IL
Initial Cost [Abstract]
Land	524,948
Buildings, Improvements and Acquisition Fees	975,668
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	524,948
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	975,668
Gross Amount at Which Carried at Close of Period Total	1,500,616
Accumulated Depreciation	317,088
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | IL [Member] | West Dundee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Dundee
Location	IL
Initial Cost [Abstract]
Land	530,835
Buildings, Improvements and Acquisition Fees	986,628
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	530,835
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	986,628
Gross Amount at Which Carried at Close of Period Total	1,517,463
Accumulated Depreciation	320,650
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | KS [Member] | Overland Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Overland Park
Location	KS
Initial Cost [Abstract]
Land	1,101,841
Buildings, Improvements and Acquisition Fees	2,047,067
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,101,841
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,047,067
Gross Amount at Which Carried at Close of Period Total	3,148,908
Accumulated Depreciation	665,293
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NE [Member] | Omaha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	253,128
Buildings, Improvements and Acquisition Fees	810,922
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	253,128
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	810,922
Gross Amount at Which Carried at Close of Period Total	1,064,050
Accumulated Depreciation	398,752
Date of Construction	7/22/1999
Date Acquired	3/4/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | OH [Member] | Canton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canton
Location	OH
Initial Cost [Abstract]
Land	337,161
Buildings, Improvements and Acquisition Fees	626,948
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	337,161
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	626,948
Gross Amount at Which Carried at Close of Period Total	964,109
Accumulated Depreciation	203,754
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | OH [Member] | Akron [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Akron
Location	OH
Initial Cost [Abstract]
Land	242,133
Buildings, Improvements and Acquisition Fees	450,467
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	242,133
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	450,467
Gross Amount at Which Carried at Close of Period Total	692,600
Accumulated Depreciation	146,398
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | OH [Member] | Cleveland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	OH
Initial Cost [Abstract]
Land	582,107
Buildings, Improvements and Acquisition Fees	1,081,848
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	582,107
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,081,848
Gross Amount at Which Carried at Close of Period Total	1,663,955
Accumulated Depreciation	351,597
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | OH [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	385,878
Buildings, Improvements and Acquisition Fees	717,422
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	385,878
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	717,422
Gross Amount at Which Carried at Close of Period Total	1,103,300
Accumulated Depreciation	233,158
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | OH [Member] | Cambridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cambridge
Location	OH
Initial Cost [Abstract]
Land	103,368
Buildings, Improvements and Acquisition Fees	192,760
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	103,368
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	192,760
Gross Amount at Which Carried at Close of Period Total	296,128
Accumulated Depreciation	62,643
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | PA [Member] | Lancaster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lancaster
Location	PA
Initial Cost [Abstract]
Land	431,050
Buildings, Improvements and Acquisition Fees	801,313
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	431,050
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	801,313
Gross Amount at Which Carried at Close of Period Total	1,232,363
Accumulated Depreciation	260,423
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | PA [Member] | Monroeville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Monroeville
Location	PA
Initial Cost [Abstract]
Land	723,660
Buildings, Improvements and Acquisition Fees	1,344,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	723,660
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,344,733
Gross Amount at Which Carried at Close of Period Total	2,068,393
Accumulated Depreciation	437,034
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | PA [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	334,939
Buildings, Improvements and Acquisition Fees	622,821
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,939
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,821
Gross Amount at Which Carried at Close of Period Total	957,760
Accumulated Depreciation	202,413
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | PA [Member] | Pittsburgh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	384,756
Buildings, Improvements and Acquisition Fees	715,339
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	384,756
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	715,339
Gross Amount at Which Carried at Close of Period Total	1,100,095
Accumulated Depreciation	232,481
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | PA [Member] | York [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	York
Location	PA
Initial Cost [Abstract]
Land	389,291
Buildings, Improvements and Acquisition Fees	723,760
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	389,291
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	723,760
Gross Amount at Which Carried at Close of Period Total	1,113,051
Accumulated Depreciation	235,218
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | PA [Member] | Greensburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greensburg
Location	PA
Initial Cost [Abstract]
Land	594,891
Buildings, Improvements and Acquisition Fees	1,105,589
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	594,891
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,105,589
Gross Amount at Which Carried at Close of Period Total	1,700,480
Accumulated Depreciation	359,312
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | PA [Member] | Mechanicsburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mechanicsburg
Location	PA
Initial Cost [Abstract]
Land	455,854
Buildings, Improvements and Acquisition Fees	847,377
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	455,854
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	847,377
Gross Amount at Which Carried at Close of Period Total	1,303,231
Accumulated Depreciation	275,393
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | WA [Member] | Tacoma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tacoma
Location	WA
Initial Cost [Abstract]
Land	187,111
Buildings, Improvements and Acquisition Fees	415,579
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	187,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	415,579
Gross Amount at Which Carried at Close of Period Total	602,690
Accumulated Depreciation	363,054
Date Acquired	1/25/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | KY [Member] | Winchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winchester
Location	KY
Initial Cost [Abstract]
Land	355,474
Buildings, Improvements and Acquisition Fees	929,177
Cost Capitalized Subsequent to Acquisition Improvements	20,045
Cost Capitalized Subsequent to Acquisition Carrying Costs	22,651
Gross Amount at Which Carried at Close of Period Land	355,474
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	971,873
Gross Amount at Which Carried at Close of Period Total	1,327,347
Accumulated Depreciation	505,544
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MA [Member] | Allston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Allston
Location	MA
Initial Cost [Abstract]
Land	576,505
Buildings, Improvements and Acquisition Fees	1,071,520
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	576,505
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,071,520
Gross Amount at Which Carried at Close of Period Total	1,648,025
Accumulated Depreciation	348,239
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MA [Member] | Shrewsbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shrewsbury
Location	MA
Initial Cost [Abstract]
Land	721,065
Buildings, Improvements and Acquisition Fees	1,339,913
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	721,065
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,339,913
Gross Amount at Which Carried at Close of Period Total	2,060,978
Accumulated Depreciation	435,468
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MA [Member] | Waltham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waltham
Location	MA
Initial Cost [Abstract]
Land	338,955
Buildings, Improvements and Acquisition Fees	630,279
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	338,955
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	630,279
Gross Amount at Which Carried at Close of Period Total	969,234
Accumulated Depreciation	204,837
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MA [Member] | Weymouth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Weymouth
Location	MA
Initial Cost [Abstract]
Land	752,234
Buildings, Improvements and Acquisition Fees	1,397,799
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	752,234
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,397,799
Gross Amount at Which Carried at Close of Period Total	2,150,033
Accumulated Depreciation	454,280
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MA [Member] | Woburn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woburn
Location	MA
Initial Cost [Abstract]
Land	676,968
Buildings, Improvements and Acquisition Fees	1,258,018
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	676,968
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,258,018
Gross Amount at Which Carried at Close of Period Total	1,934,986
Accumulated Depreciation	408,852
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MD [Member] | Capital Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Capital Heights
Location	MD
Initial Cost [Abstract]
Land	701,705
Buildings, Improvements and Acquisition Fees	1,303,958
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	701,705
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,303,958
Gross Amount at Which Carried at Close of Period Total	2,005,663
Accumulated Depreciation	423,782
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MD [Member] | Annapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Annapolis
Location	MD
Initial Cost [Abstract]
Land	780,806
Buildings, Improvements and Acquisition Fees	1,450,860
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	780,806
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,450,860
Gross Amount at Which Carried at Close of Period Total	2,231,666
Accumulated Depreciation	471,525
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MD [Member] | Bowie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bowie
Location	MD
Initial Cost [Abstract]
Land	734,558
Buildings, Improvements and Acquisition Fees	1,364,970
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	734,558
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,364,970
Gross Amount at Which Carried at Close of Period Total	2,099,528
Accumulated Depreciation	443,611
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MD [Member] | Germantown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Germantown
Location	MD
Initial Cost [Abstract]
Land	808,296
Buildings, Improvements and Acquisition Fees	1,501,913
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	808,296
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,501,913
Gross Amount at Which Carried at Close of Period Total	2,310,209
Accumulated Depreciation	488,118
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MD [Member] | Waldorf [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waldorf
Location	MD
Initial Cost [Abstract]
Land	427,033
Buildings, Improvements and Acquisition Fees	793,854
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	427,033
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	793,854
Gross Amount at Which Carried at Close of Period Total	1,220,887
Accumulated Depreciation	257,998
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MO [Member] | Independence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Independence
Location	MO
Initial Cost [Abstract]
Land	721,020
Buildings, Improvements and Acquisition Fees	1,339,829
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	721,020
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,339,829
Gross Amount at Which Carried at Close of Period Total	2,060,849
Accumulated Depreciation	435,440
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MO [Member] | Ferguson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ferguson
Location	MO
Initial Cost [Abstract]
Land	386,112
Buildings, Improvements and Acquisition Fees	717,856
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	386,112
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	717,856
Gross Amount at Which Carried at Close of Period Total	1,103,968
Accumulated Depreciation	233,299
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MO [Member] | Grandview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grandview
Location	MO
Initial Cost [Abstract]
Land	347,150
Buildings, Improvements and Acquisition Fees	711,024
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	347,150
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	711,024
Gross Amount at Which Carried at Close of Period Total	1,058,174
Accumulated Depreciation	378,061
Date of Construction	8/20/1998
Date Acquired	2/20/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NJ [Member] | Deptford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Deptford
Location	NJ
Initial Cost [Abstract]
Land	619,376
Buildings, Improvements and Acquisition Fees	1,151,062
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	619,376
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,151,062
Gross Amount at Which Carried at Close of Period Total	1,770,438
Accumulated Depreciation	374,091
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NJ [Member] | Maple Shade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maple Shade
Location	NJ
Initial Cost [Abstract]
Land	508,285
Buildings, Improvements and Acquisition Fees	944,750
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	508,285
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	944,750
Gross Amount at Which Carried at Close of Period Total	1,453,035
Accumulated Depreciation	307,040
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | OK [Member] | Oklahoma City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oklahoma City
Location	OK
Initial Cost [Abstract]
Land	509,370
Buildings, Improvements and Acquisition Fees	752,691
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	509,370
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	752,691
Gross Amount at Which Carried at Close of Period Total	1,262,061
Accumulated Depreciation	377,771
Date of Construction	4/14/1999
Date Acquired	9/24/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | OK [Member] | Oklahoma City1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oklahoma City
Location	OK
Initial Cost [Abstract]
Land	404,815
Buildings, Improvements and Acquisition Fees	771,625
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	404,815
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	771,625
Gross Amount at Which Carried at Close of Period Total	1,176,440
Accumulated Depreciation	387,254
Date of Construction	4/9/1999
Date Acquired	10/16/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | SC [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	343,785
Buildings, Improvements and Acquisition Fees	295,001
Cost Capitalized Subsequent to Acquisition Improvements	183,130
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	343,785
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	478,131
Gross Amount at Which Carried at Close of Period Total	821,916
Accumulated Depreciation	308,846
Date of Construction	5/27/1997
Date Acquired	2/7/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | SD [Member] | Sioux Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sioux Falls
Location	SD
Initial Cost [Abstract]
Land	332,979
Buildings, Improvements and Acquisition Fees	498,108
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	332,979
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	498,108
Gross Amount at Which Carried at Close of Period Total	831,087
Accumulated Depreciation	266,502
Date of Construction	6/1/1999
Date Acquired	2/27/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | VA [Member] | Alexandria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alexandria
Location	VA
Initial Cost [Abstract]
Land	542,791
Buildings, Improvements and Acquisition Fees	1,008,832
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	542,791
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,008,832
Gross Amount at Which Carried at Close of Period Total	1,551,623
Accumulated Depreciation	327,866
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | VA [Member] | Alexandria1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alexandria
Location	VA
Initial Cost [Abstract]
Land	592,698
Buildings, Improvements and Acquisition Fees	1,101,517
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	592,698
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,101,517
Gross Amount at Which Carried at Close of Period Total	1,694,215
Accumulated Depreciation	357,989
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | VA [Member] | Chesapeake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chesapeake
Location	VA
Initial Cost [Abstract]
Land	770,000
Buildings, Improvements and Acquisition Fees	1,112,334
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	770,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,112,334
Gross Amount at Which Carried at Close of Period Total	1,882,334
Accumulated Depreciation	183,535
Date Acquired	11/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | VA [Member] | Lynchburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lynchburg
Location	VA
Initial Cost [Abstract]
Land	342,751
Buildings, Improvements and Acquisition Fees	637,329
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	342,751
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	637,329
Gross Amount at Which Carried at Close of Period Total	980,080
Accumulated Depreciation	207,128
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | VA [Member] | Virginia Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Virginia Beach
Location	VA
Initial Cost [Abstract]
Land	780,000
Buildings, Improvements and Acquisition Fees	1,026,384
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	780,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,026,384
Gross Amount at Which Carried at Close of Period Total	1,806,384
Accumulated Depreciation	169,353
Date Acquired	11/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | VA [Member] | Woodbridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woodbridge
Location	VA
Initial Cost [Abstract]
Land	774,854
Buildings, Improvements and Acquisition Fees	1,439,806
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	774,854
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,439,806
Gross Amount at Which Carried at Close of Period Total	2,214,660
Accumulated Depreciation	467,933
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | WI [Member] | Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madison
Location	WI
Initial Cost [Abstract]
Land	452,630
Buildings, Improvements and Acquisition Fees	811,977
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	452,630
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	811,977
Gross Amount at Which Carried at Close of Period Total	1,264,607
Accumulated Depreciation	429,051
Date of Construction	10/20/1998
Date Acquired	4/7/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | WI [Member] | Brown Deer [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brown Deer
Location	WI
Initial Cost [Abstract]
Land	257,408
Buildings, Improvements and Acquisition Fees	802,141
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	257,408
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	802,141
Gross Amount at Which Carried at Close of Period Total	1,059,549
Accumulated Depreciation	418,513
Date of Construction	12/15/1998
Date Acquired	7/16/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | WI [Member] | Delafield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Delafield
Location	WI
Initial Cost [Abstract]
Land	324,574
Buildings, Improvements and Acquisition Fees	772,702
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	324,574
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	772,702
Gross Amount at Which Carried at Close of Period Total	1,097,276
Accumulated Depreciation	379,257
Date of Construction	7/29/1999
Date Acquired	2/26/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | WI [Member] | Oak Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oak Creek
Location	WI
Initial Cost [Abstract]
Land	420,465
Buildings, Improvements and Acquisition Fees	852,408
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	420,465
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	852,408
Gross Amount at Which Carried at Close of Period Total	1,272,873
Accumulated Depreciation	450,415
Date of Construction	8/7/1998
Date Acquired	3/20/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NH [Member] | Manchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	NH
Initial Cost [Abstract]
Land	722,532
Buildings, Improvements and Acquisition Fees	1,342,636
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	722,532
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,342,636
Gross Amount at Which Carried at Close of Period Total	2,065,168
Accumulated Depreciation	436,353
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NH [Member] | Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salem
Location	NH
Initial Cost [Abstract]
Land	597,833
Buildings, Improvements and Acquisition Fees	1,111,059
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	597,833
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,111,059
Gross Amount at Which Carried at Close of Period Total	1,708,892
Accumulated Depreciation	361,090
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NH [Member] | Newington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newington
Location	NH
Initial Cost [Abstract]
Land	690,753
Buildings, Improvements and Acquisition Fees	1,283,624
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	690,753
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,283,624
Gross Amount at Which Carried at Close of Period Total	1,974,377
Accumulated Depreciation	417,174
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Aviation [Member] | TX [Member] | Dallas Fort Worth Airport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas Fort Worth Airport
Location	TX
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	37,503,886
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	37,503,886
Gross Amount at Which Carried at Close of Period Total	37,503,886
Accumulated Depreciation	809,251
Date Acquired	6/20/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	12,677,285
Buildings, Improvements and Acquisition Fees	2,750,715
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	12,677,285
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,750,715
Gross Amount at Which Carried at Close of Period Total	15,428,000
Accumulated Depreciation	173,313
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	5,445,030
Buildings, Improvements and Acquisition Fees	21,154,970
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	5,445,030
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	21,154,970
Gross Amount at Which Carried at Close of Period Total	26,600,000
Accumulated Depreciation	1,304,556
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	6,039,131
Buildings, Improvements and Acquisition Fees	1,576,869
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	6,039,131
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,576,869
Gross Amount at Which Carried at Close of Period Total	7,616,000
Accumulated Depreciation	97,240
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	4,988,527
Buildings, Improvements and Acquisition Fees	1,999,473
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,988,527
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,999,473
Gross Amount at Which Carried at Close of Period Total	6,988,000
Accumulated Depreciation	123,989
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	8,146,907
Buildings, Improvements and Acquisition Fees	2,067,093
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	8,146,907
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,067,093
Gross Amount at Which Carried at Close of Period Total	10,214,000
Accumulated Depreciation	127,471
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	12,675,172
Buildings, Improvements and Acquisition Fees	4,907,828
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	12,675,172
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,907,828
Gross Amount at Which Carried at Close of Period Total	17,583,000
Accumulated Depreciation	303,305
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	45,184,528
Buildings, Improvements and Acquisition Fees	10,437,472
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	45,184,528
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	10,437,472
Gross Amount at Which Carried at Close of Period Total	55,622,000
Accumulated Depreciation	645,364
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	10,630,191
Buildings, Improvements and Acquisition Fees	5,580,929
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	10,630,191
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,580,929
Gross Amount at Which Carried at Close of Period Total	16,211,120
Accumulated Depreciation	232,804
Date Acquired	12/15/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Napa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Napa
Location	CA
Initial Cost [Abstract]
Land	6,000,000
Buildings, Improvements and Acquisition Fees	25,000,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	6,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	25,000,000
Gross Amount at Which Carried at Close of Period Total	31,000,000
Accumulated Depreciation	1,541,667
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Napa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Napa
Location	CA
Initial Cost [Abstract]
Land	11,253,989
Buildings, Improvements and Acquisition Fees	2,846,011
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	11,253,989
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,846,011
Gross Amount at Which Carried at Close of Period Total	14,100,000
Accumulated Depreciation	176,880
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Napa2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Napa
Location	CA
Initial Cost [Abstract]
Land	17,590,091
Buildings, Improvements and Acquisition Fees	5,898,149
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	17,590,091
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,898,149
Gross Amount at Which Carried at Close of Period Total	23,488,240
Accumulated Depreciation	379,248
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Napa3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Napa
Location	CA
Initial Cost [Abstract]
Land	10,777,485
Buildings, Improvements and Acquisition Fees	390,515
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	10,777,485
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,515
Gross Amount at Which Carried at Close of Period Total	11,168,000
Accumulated Depreciation	21,582
Date Acquired	9/17/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Napa4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Napa
Location	CA
Initial Cost [Abstract]
Land	4,675,262
Buildings, Improvements and Acquisition Fees	298,928
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,675,262
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	298,928
Gross Amount at Which Carried at Close of Period Total	4,974,190
Accumulated Depreciation	12,455
Date Acquired	12/15/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Napa5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Napa
Location	CA
Initial Cost [Abstract]
Land	6,860,862
Buildings, Improvements and Acquisition Fees	524,117
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	6,860,862
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	524,117
Gross Amount at Which Carried at Close of Period Total	7,384,979
Accumulated Depreciation	874
Date Acquired	12/15/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Paicines [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Paicines
Location	CA
Initial Cost [Abstract]
Land	12,058,127
Buildings, Improvements and Acquisition Fees	1,607,783
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	12,058,127
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,607,783
Gross Amount at Which Carried at Close of Period Total	13,665,910
Accumulated Depreciation	87,143
Date Acquired	12/15/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | St. Helena [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Helena
Location	CA
Initial Cost [Abstract]
Land	15,254,700
Buildings, Improvements and Acquisition Fees	4,150,300
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	15,254,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,150,300
Gross Amount at Which Carried at Close of Period Total	19,405,000
Accumulated Depreciation	260,613
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | St. Helena1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Helena
Location	CA
Initial Cost [Abstract]
Land	23,471,336
Buildings, Improvements and Acquisition Fees	6,589,664
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	23,471,336
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,589,664
Gross Amount at Which Carried at Close of Period Total	30,061,000
Accumulated Depreciation	408,820
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | LA [Member] | Shreveport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	1,320,003
Buildings, Improvements and Acquisition Fees	8,130,438
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	147
Gross Amount at Which Carried at Close of Period Land	1,320,003
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,130,585
Gross Amount at Which Carried at Close of Period Total	9,450,588
Accumulated Depreciation	230,375
Date Acquired	4/22/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Book Stores [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	998,250
Buildings, Improvements and Acquisition Fees	3,696,707
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	79
Gross Amount at Which Carried at Close of Period Land	998,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,696,786
Gross Amount at Which Carried at Close of Period Total	4,695,036
Accumulated Depreciation	2,187,176
Date Acquired	3/11/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Business Services [Member] | TX [Member] | Midland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midland
Location	TX
Initial Cost [Abstract]
Land	45,500
Buildings, Improvements and Acquisition Fees	101,058
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	295
Gross Amount at Which Carried at Close of Period Land	45,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	101,353
Gross Amount at Which Carried at Close of Period Total	146,853
Accumulated Depreciation	98,035
Date Acquired	10/27/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	308,951
Buildings, Improvements and Acquisition Fees	1,025,612
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	308,951
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,025,612
Gross Amount at Which Carried at Close of Period Total	1,334,563
Accumulated Depreciation	504,297
Date of Construction	7/26/1999
Date Acquired	1/13/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	318,500
Buildings, Improvements and Acquisition Fees	707,397
Cost Capitalized Subsequent to Acquisition Improvements	32,420
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	318,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	739,817
Gross Amount at Which Carried at Close of Period Total	1,058,317
Accumulated Depreciation	658,209
Date Acquired	9/29/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Phoenix1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	115,000
Buildings, Improvements and Acquisition Fees	285,172
Cost Capitalized Subsequent to Acquisition Improvements	39,971
Cost Capitalized Subsequent to Acquisition Carrying Costs	22,279
Gross Amount at Which Carried at Close of Period Land	115,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	347,422
Gross Amount at Which Carried at Close of Period Total	462,422
Accumulated Depreciation	321,242
Date Acquired	2/8/1984
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | AZ [Member] | Tucson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	304,500
Buildings, Improvements and Acquisition Fees	676,303
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	61
Gross Amount at Which Carried at Close of Period Land	304,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	676,364
Gross Amount at Which Carried at Close of Period Total	980,864
Accumulated Depreciation	628,003
Date Acquired	9/28/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Tucson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	283,500
Buildings, Improvements and Acquisition Fees	546,878
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	254
Gross Amount at Which Carried at Close of Period Land	283,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	547,132
Gross Amount at Which Carried at Close of Period Total	830,632
Accumulated Depreciation	507,930
Date Acquired	9/29/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Avondale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Avondale
Location	AZ
Initial Cost [Abstract]
Land	242,723
Buildings, Improvements and Acquisition Fees	1,129,139
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	242,723
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,129,139
Gross Amount at Which Carried at Close of Period Total	1,371,862
Accumulated Depreciation	566,538
Date of Construction	4/20/1999
Date Acquired	7/28/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Chandler [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chandler
Location	AZ
Initial Cost [Abstract]
Land	271,695
Buildings, Improvements and Acquisition Fees	603,446
Cost Capitalized Subsequent to Acquisition Improvements	9,758
Cost Capitalized Subsequent to Acquisition Carrying Costs	39
Gross Amount at Which Carried at Close of Period Land	271,695
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	613,243
Gross Amount at Which Carried at Close of Period Total	884,938
Accumulated Depreciation	579,687
Date Acquired	12/14/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Chandler1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chandler
Location	AZ
Initial Cost [Abstract]
Land	291,720
Buildings, Improvements and Acquisition Fees	647,923
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	171
Gross Amount at Which Carried at Close of Period Land	291,720
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	648,094
Gross Amount at Which Carried at Close of Period Total	939,814
Accumulated Depreciation	622,289
Date Acquired	12/11/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Phoenix2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	260,719
Buildings, Improvements and Acquisition Fees	516,181
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	32,234
Gross Amount at Which Carried at Close of Period Land	260,719
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	548,415
Gross Amount at Which Carried at Close of Period Total	809,134
Accumulated Depreciation	441,575
Date Acquired	12/26/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Scottsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Scottsdale
Location	AZ
Initial Cost [Abstract]
Land	291,993
Buildings, Improvements and Acquisition Fees	648,529
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	171
Gross Amount at Which Carried at Close of Period Land	291,993
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	648,700
Gross Amount at Which Carried at Close of Period Total	940,693
Accumulated Depreciation	622,875
Date Acquired	12/14/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Scottsdale1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Scottsdale
Location	AZ
Initial Cost [Abstract]
Land	264,504
Buildings, Improvements and Acquisition Fees	587,471
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	27,466
Gross Amount at Which Carried at Close of Period Land	264,504
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	614,937
Gross Amount at Which Carried at Close of Period Total	879,441
Accumulated Depreciation	506,679
Date Acquired	6/29/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Tempe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tempe
Location	AZ
Initial Cost [Abstract]
Land	292,200
Buildings, Improvements and Acquisition Fees	648,989
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,613
Gross Amount at Which Carried at Close of Period Land	292,200
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	665,602
Gross Amount at Which Carried at Close of Period Total	957,802
Accumulated Depreciation	622,716
Date Acquired	3/10/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Sacramento [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sacramento
Location	CA
Initial Cost [Abstract]
Land	290,734
Buildings, Improvements and Acquisition Fees	645,732
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	127
Gross Amount at Which Carried at Close of Period Land	290,734
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	645,859
Gross Amount at Which Carried at Close of Period Total	936,593
Accumulated Depreciation	624,816
Date Acquired	10/5/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Chula Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chula Vista
Location	CA
Initial Cost [Abstract]
Land	350,563
Buildings, Improvements and Acquisition Fees	778,614
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	43,353
Gross Amount at Which Carried at Close of Period Land	350,563
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	821,967
Gross Amount at Which Carried at Close of Period Total	1,172,530
Accumulated Depreciation	762,595
Date Acquired	10/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Folsom [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Folsom
Location	CA
Initial Cost [Abstract]
Land	281,563
Buildings, Improvements and Acquisition Fees	625,363
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	46
Gross Amount at Which Carried at Close of Period Land	281,563
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	625,409
Gross Amount at Which Carried at Close of Period Total	906,972
Accumulated Depreciation	605,068
Date Acquired	10/23/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Simi Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Simi Valley
Location	CA
Initial Cost [Abstract]
Land	208,585
Buildings, Improvements and Acquisition Fees	967,055
Cost Capitalized Subsequent to Acquisition Improvements	22,800
Cost Capitalized Subsequent to Acquisition Carrying Costs	31
Gross Amount at Which Carried at Close of Period Land	208,585
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	989,886
Gross Amount at Which Carried at Close of Period Total	1,198,471
Accumulated Depreciation	985,258
Date Acquired	12/20/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Calabasas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calabasas
Location	CA
Initial Cost [Abstract]
Land	156,430
Buildings, Improvements and Acquisition Fees	725,248
Cost Capitalized Subsequent to Acquisition Improvements	100,838
Cost Capitalized Subsequent to Acquisition Carrying Costs	58,741
Gross Amount at Which Carried at Close of Period Land	156,430
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	884,827
Gross Amount at Which Carried at Close of Period Total	1,041,257
Accumulated Depreciation	780,338
Date Acquired	9/26/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Carmichael [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carmichael
Location	CA
Initial Cost [Abstract]
Land	131,035
Buildings, Improvements and Acquisition Fees	607,507
Cost Capitalized Subsequent to Acquisition Improvements	43,568
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	131,035
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,075
Gross Amount at Which Carried at Close of Period Total	782,110
Accumulated Depreciation	609,648
Date Acquired	8/22/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Chino [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chino
Location	CA
Initial Cost [Abstract]
Land	155,000
Buildings, Improvements and Acquisition Fees	634,071
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	22
Gross Amount at Which Carried at Close of Period Land	155,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	634,093
Gross Amount at Which Carried at Close of Period Total	789,093
Accumulated Depreciation	634,082
Date Acquired	10/6/1983
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | CA [Member] | El Cajon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	El Cajon
Location	CA
Initial Cost [Abstract]
Land	157,804
Buildings, Improvements and Acquisition Fees	731,621
Cost Capitalized Subsequent to Acquisition Improvements	2,540
Cost Capitalized Subsequent to Acquisition Carrying Costs	44,802
Gross Amount at Which Carried at Close of Period Land	157,804
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	778,963
Gross Amount at Which Carried at Close of Period Total	936,767
Accumulated Depreciation	732,418
Date Acquired	12/19/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Escondido [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Escondido
Location	CA
Initial Cost [Abstract]
Land	276,286
Buildings, Improvements and Acquisition Fees	613,638
Cost Capitalized Subsequent to Acquisition Improvements	5,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	44,389
Gross Amount at Which Carried at Close of Period Land	276,286
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	663,027
Gross Amount at Which Carried at Close of Period Total	939,313
Accumulated Depreciation	608,130
Date Acquired	12/31/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Mission Viejo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mission Viejo
Location	CA
Initial Cost [Abstract]
Land	353,891
Buildings, Improvements and Acquisition Fees	744,367
Cost Capitalized Subsequent to Acquisition Improvements	12,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	353,891
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	756,867
Gross Amount at Which Carried at Close of Period Total	1,110,758
Accumulated Depreciation	583,892
Date Acquired	6/24/1993
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Oceanside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oceanside
Location	CA
Initial Cost [Abstract]
Land	145,568
Buildings, Improvements and Acquisition Fees	674,889
Cost Capitalized Subsequent to Acquisition Improvements	17,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	145,568
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	691,889
Gross Amount at Which Carried at Close of Period Total	837,457
Accumulated Depreciation	681,999
Date Acquired	12/23/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Palmdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palmdale
Location	CA
Initial Cost [Abstract]
Land	249,490
Buildings, Improvements and Acquisition Fees	554,125
Cost Capitalized Subsequent to Acquisition Improvements	9,864
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	249,490
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	563,989
Gross Amount at Which Carried at Close of Period Total	813,479
Accumulated Depreciation	522,837
Date Acquired	9/14/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Rancho Cordova [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rancho Cordova
Location	CA
Initial Cost [Abstract]
Land	276,328
Buildings, Improvements and Acquisition Fees	613,733
Cost Capitalized Subsequent to Acquisition Improvements	24,967
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	276,328
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	638,700
Gross Amount at Which Carried at Close of Period Total	915,028
Accumulated Depreciation	572,355
Date Acquired	3/22/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Rancho Cucamonga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rancho Cucamonga
Location	CA
Initial Cost [Abstract]
Land	471,733
Buildings, Improvements and Acquisition Fees	1,047,739
Cost Capitalized Subsequent to Acquisition Improvements	49,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	80
Gross Amount at Which Carried at Close of Period Land	471,733
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,096,819
Gross Amount at Which Carried at Close of Period Total	1,568,552
Accumulated Depreciation	1,016,796
Date Acquired	12/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Roseville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roseville
Location	CA
Initial Cost [Abstract]
Land	297,343
Buildings, Improvements and Acquisition Fees	660,411
Cost Capitalized Subsequent to Acquisition Improvements	27,496
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	297,343
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	687,907
Gross Amount at Which Carried at Close of Period Total	985,250
Accumulated Depreciation	655,805
Date Acquired	10/21/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Santee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Santee
Location	CA
Initial Cost [Abstract]
Land	248,418
Buildings, Improvements and Acquisition Fees	551,748
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	248,418
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	551,748
Gross Amount at Which Carried at Close of Period Total	800,166
Accumulated Depreciation	539,716
Date Acquired	7/23/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Valencia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Valencia
Location	CA
Initial Cost [Abstract]
Land	301,295
Buildings, Improvements and Acquisition Fees	669,185
Cost Capitalized Subsequent to Acquisition Improvements	67,995
Cost Capitalized Subsequent to Acquisition Carrying Costs	46
Gross Amount at Which Carried at Close of Period Land	301,295
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	737,226
Gross Amount at Which Carried at Close of Period Total	1,038,521
Accumulated Depreciation	647,837
Date Acquired	6/23/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Walnut [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Walnut
Location	CA
Initial Cost [Abstract]
Land	217,365
Buildings, Improvements and Acquisition Fees	1,007,753
Cost Capitalized Subsequent to Acquisition Improvements	1,200
Cost Capitalized Subsequent to Acquisition Carrying Costs	51,164
Gross Amount at Which Carried at Close of Period Land	217,365
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,060,117
Gross Amount at Which Carried at Close of Period Total	1,277,482
Accumulated Depreciation	1,022,917
Date Acquired	8/22/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	FL
Initial Cost [Abstract]
Land	184,800
Buildings, Improvements and Acquisition Fees	410,447
Cost Capitalized Subsequent to Acquisition Improvements	22,872
Cost Capitalized Subsequent to Acquisition Carrying Costs	189
Gross Amount at Which Carried at Close of Period Land	184,800
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	433,508
Gross Amount at Which Carried at Close of Period Total	618,308
Accumulated Depreciation	386,583
Date Acquired	3/30/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Sunrise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sunrise
Location	FL
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	533,280
Cost Capitalized Subsequent to Acquisition Improvements	92,266
Cost Capitalized Subsequent to Acquisition Carrying Costs	28,616
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	654,162
Gross Amount at Which Carried at Close of Period Total	899,162
Accumulated Depreciation	525,053
Date Acquired	5/25/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	53,385
Buildings, Improvements and Acquisition Fees	199,846
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	154
Gross Amount at Which Carried at Close of Period Land	53,385
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	200,000
Gross Amount at Which Carried at Close of Period Total	253,385
Accumulated Depreciation	199,862
Date Acquired	12/22/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | FL [Member] | Niceville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Niceville
Location	FL
Initial Cost [Abstract]
Land	73,696
Buildings, Improvements and Acquisition Fees	341,688
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	420
Gross Amount at Which Carried at Close of Period Land	73,696
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	342,108
Gross Amount at Which Carried at Close of Period Total	415,804
Accumulated Depreciation	341,823
Date Acquired	12/3/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	159,177
Buildings, Improvements and Acquisition Fees	353,538
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	154
Gross Amount at Which Carried at Close of Period Land	159,177
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	353,692
Gross Amount at Which Carried at Close of Period Total	512,869
Accumulated Depreciation	345,844
Date Acquired	7/2/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Orlando1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	68,001
Buildings, Improvements and Acquisition Fees	313,922
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	189
Gross Amount at Which Carried at Close of Period Land	68,001
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	314,111
Gross Amount at Which Carried at Close of Period Total	382,112
Accumulated Depreciation	314,054
Date Acquired	9/4/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Oviedo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oviedo
Location	FL
Initial Cost [Abstract]
Land	166,409
Buildings, Improvements and Acquisition Fees	369,598
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	154
Gross Amount at Which Carried at Close of Period Land	166,409
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	369,752
Gross Amount at Which Carried at Close of Period Total	536,161
Accumulated Depreciation	356,250
Date Acquired	11/20/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Panama City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Panama City
Location	FL
Initial Cost [Abstract]
Land	69,500
Buildings, Improvements and Acquisition Fees	244,314
Cost Capitalized Subsequent to Acquisition Improvements	78,565
Cost Capitalized Subsequent to Acquisition Carrying Costs	4,560
Gross Amount at Which Carried at Close of Period Land	69,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	327,439
Gross Amount at Which Carried at Close of Period Total	396,939
Accumulated Depreciation	262,364
Date Acquired	6/15/1982
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | FL [Member] | Pensacola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pensacola
Location	FL
Initial Cost [Abstract]
Land	147,000
Buildings, Improvements and Acquisition Fees	326,492
Cost Capitalized Subsequent to Acquisition Improvements	20,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	240
Gross Amount at Which Carried at Close of Period Land	147,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	346,732
Gross Amount at Which Carried at Close of Period Total	493,732
Accumulated Depreciation	301,294
Date Acquired	3/28/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Bradenton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bradenton
Location	FL
Initial Cost [Abstract]
Land	160,060
Buildings, Improvements and Acquisition Fees	355,501
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	79
Gross Amount at Which Carried at Close of Period Land	160,060
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	380,580
Gross Amount at Which Carried at Close of Period Total	540,640
Accumulated Depreciation	351,482
Date Acquired	5/5/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Clearwater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clearwater
Location	FL
Initial Cost [Abstract]
Land	42,223
Buildings, Improvements and Acquisition Fees	269,380
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	79
Gross Amount at Which Carried at Close of Period Land	42,223
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	269,459
Gross Amount at Which Carried at Close of Period Total	311,682
Accumulated Depreciation	269,405
Date Acquired	12/22/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | FL [Member] | Jacksonville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	FL
Initial Cost [Abstract]
Land	48,000
Buildings, Improvements and Acquisition Fees	243,060
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	420
Gross Amount at Which Carried at Close of Period Land	48,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	243,480
Gross Amount at Which Carried at Close of Period Total	291,480
Accumulated Depreciation	243,195
Date Acquired	12/22/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | FL [Member] | Margate [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Margate
Location	FL
Initial Cost [Abstract]
Land	66,686
Buildings, Improvements and Acquisition Fees	309,183
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	240
Gross Amount at Which Carried at Close of Period Land	66,686
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	309,423
Gross Amount at Which Carried at Close of Period Total	376,109
Accumulated Depreciation	309,295
Date Acquired	12/16/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Melbourne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Melbourne
Location	FL
Initial Cost [Abstract]
Land	256,439
Buildings, Improvements and Acquisition Fees	549,345
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	79
Gross Amount at Which Carried at Close of Period Land	256,439
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	549,424
Gross Amount at Which Carried at Close of Period Total	805,863
Accumulated Depreciation	425,251
Date Acquired	4/16/1993
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Orlando2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	190,050
Buildings, Improvements and Acquisition Fees	422,107
Cost Capitalized Subsequent to Acquisition Improvements	5,707
Cost Capitalized Subsequent to Acquisition Carrying Costs	342
Gross Amount at Which Carried at Close of Period Land	190,050
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	428,156
Gross Amount at Which Carried at Close of Period Total	618,206
Accumulated Depreciation	387,751
Date Acquired	3/30/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Royal Palm Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Royal Palm Beach
Location	FL
Initial Cost [Abstract]
Land	194,193
Buildings, Improvements and Acquisition Fees	431,309
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	194,193
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	456,309
Gross Amount at Which Carried at Close of Period Total	650,502
Accumulated Depreciation	408,182
Date Acquired	11/15/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | St. Augustine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Augustine
Location	FL
Initial Cost [Abstract]
Land	44,800
Buildings, Improvements and Acquisition Fees	213,040
Cost Capitalized Subsequent to Acquisition Improvements	23,090
Cost Capitalized Subsequent to Acquisition Carrying Costs	189
Gross Amount at Which Carried at Close of Period Land	44,800
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	236,319
Gross Amount at Which Carried at Close of Period Total	281,119
Accumulated Depreciation	220,463
Date Acquired	12/22/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | TX [Member] | Carrollton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carrollton
Location	TX
Initial Cost [Abstract]
Land	277,850
Buildings, Improvements and Acquisition Fees	617,113
Cost Capitalized Subsequent to Acquisition Improvements	12,086
Cost Capitalized Subsequent to Acquisition Carrying Costs	18,443
Gross Amount at Which Carried at Close of Period Land	277,850
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	647,642
Gross Amount at Which Carried at Close of Period Total	925,492
Accumulated Depreciation	608,652
Date Acquired	12/11/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Fort Worth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	216,160
Buildings, Improvements and Acquisition Fees	427,962
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	149
Gross Amount at Which Carried at Close of Period Land	216,160
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	428,111
Gross Amount at Which Carried at Close of Period Total	644,271
Accumulated Depreciation	355,360
Date Acquired	2/7/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	294,582
Buildings, Improvements and Acquisition Fees	919,276
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	294,582
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	919,276
Gross Amount at Which Carried at Close of Period Total	1,213,858
Accumulated Depreciation	470,412
Date of Construction	1/11/1999
Date Acquired	8/14/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Humble [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Humble
Location	TX
Initial Cost [Abstract]
Land	278,915
Buildings, Improvements and Acquisition Fees	1,034,868
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	278,915
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,034,868
Gross Amount at Which Carried at Close of Period Total	1,313,783
Accumulated Depreciation	508,840
Date of Construction	7/19/1999
Date Acquired	5/14/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Lewisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lewisville
Location	TX
Initial Cost [Abstract]
Land	192,777
Buildings, Improvements and Acquisition Fees	428,121
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	95
Gross Amount at Which Carried at Close of Period Land	192,777
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	428,216
Gross Amount at Which Carried at Close of Period Total	620,993
Accumulated Depreciation	426,627
Date Acquired	1/7/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Mansfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mansfield
Location	TX
Initial Cost [Abstract]
Land	181,375
Buildings, Improvements and Acquisition Fees	402,839
Cost Capitalized Subsequent to Acquisition Improvements	46,878
Cost Capitalized Subsequent to Acquisition Carrying Costs	17,274
Gross Amount at Which Carried at Close of Period Land	181,375
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,991
Gross Amount at Which Carried at Close of Period Total	648,366
Accumulated Depreciation	376,128
Date Acquired	12/20/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Arlington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	241,500
Buildings, Improvements and Acquisition Fees	550,559
Cost Capitalized Subsequent to Acquisition Improvements	33,725
Cost Capitalized Subsequent to Acquisition Carrying Costs	54
Gross Amount at Which Carried at Close of Period Land	241,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	584,338
Gross Amount at Which Carried at Close of Period Total	825,838
Accumulated Depreciation	533,698
Date Acquired	9/22/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Austin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	217,878
Buildings, Improvements and Acquisition Fees	483,913
Cost Capitalized Subsequent to Acquisition Improvements	29,469
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	217,878
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	513,382
Gross Amount at Which Carried at Close of Period Total	731,260
Accumulated Depreciation	451,746
Date Acquired	6/22/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Austin1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	103,600
Buildings, Improvements and Acquisition Fees	230,532
Cost Capitalized Subsequent to Acquisition Improvements	8,750
Cost Capitalized Subsequent to Acquisition Carrying Costs	142
Gross Amount at Which Carried at Close of Period Land	103,600
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	239,424
Gross Amount at Which Carried at Close of Period Total	343,024
Accumulated Depreciation	237,870
Date Acquired	10/29/1982
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | TX [Member] | Austin2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	236,733
Buildings, Improvements and Acquisition Fees	640,023
Cost Capitalized Subsequent to Acquisition Improvements	36,746
Cost Capitalized Subsequent to Acquisition Carrying Costs	254
Gross Amount at Which Carried at Close of Period Land	236,733
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	677,023
Gross Amount at Which Carried at Close of Period Total	913,756
Accumulated Depreciation	534,980
Date Acquired	9/27/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Austin3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	191,636
Buildings, Improvements and Acquisition Fees	425,629
Cost Capitalized Subsequent to Acquisition Improvements	15,530
Cost Capitalized Subsequent to Acquisition Carrying Costs	294
Gross Amount at Which Carried at Close of Period Land	191,636
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	441,453
Gross Amount at Which Carried at Close of Period Total	633,089
Accumulated Depreciation	402,956
Date Acquired	12/22/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Austin4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	134,383
Buildings, Improvements and Acquisition Fees	623,103
Cost Capitalized Subsequent to Acquisition Improvements	2,379
Cost Capitalized Subsequent to Acquisition Carrying Costs	7,064
Gross Amount at Which Carried at Close of Period Land	134,383
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	632,546
Gross Amount at Which Carried at Close of Period Total	766,929
Accumulated Depreciation	623,676
Date Acquired	12/23/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Garland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Garland
Location	TX
Initial Cost [Abstract]
Land	211,050
Buildings, Improvements and Acquisition Fees	468,749
Cost Capitalized Subsequent to Acquisition Improvements	19,199
Cost Capitalized Subsequent to Acquisition Carrying Costs	17,532
Gross Amount at Which Carried at Close of Period Land	211,050
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	505,480
Gross Amount at Which Carried at Close of Period Total	716,530
Accumulated Depreciation	424,321
Date Acquired	12/12/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Houston1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	149,109
Buildings, Improvements and Acquisition Fees	323,314
Cost Capitalized Subsequent to Acquisition Improvements	5,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	87
Gross Amount at Which Carried at Close of Period Land	149,109
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	328,401
Gross Amount at Which Carried at Close of Period Total	477,510
Accumulated Depreciation	292,529
Date Acquired	6/26/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Houston2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	139,125
Buildings, Improvements and Acquisition Fees	308,997
Cost Capitalized Subsequent to Acquisition Improvements	19,128
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	139,125
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	328,253
Gross Amount at Which Carried at Close of Period Total	467,378
Accumulated Depreciation	313,375
Date Acquired	5/22/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Houston3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	219,100
Buildings, Improvements and Acquisition Fees	486,631
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	261
Gross Amount at Which Carried at Close of Period Land	219,100
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	486,892
Gross Amount at Which Carried at Close of Period Total	705,992
Accumulated Depreciation	451,959
Date Acquired	9/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Houston4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	60,000
Buildings, Improvements and Acquisition Fees	278,175
Cost Capitalized Subsequent to Acquisition Improvements	22,168
Cost Capitalized Subsequent to Acquisition Carrying Costs	597
Gross Amount at Which Carried at Close of Period Land	60,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,940
Gross Amount at Which Carried at Close of Period Total	360,940
Accumulated Depreciation	282,960
Date Acquired	5/1/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Houston5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	141,296
Buildings, Improvements and Acquisition Fees	313,824
Cost Capitalized Subsequent to Acquisition Improvements	12,442
Cost Capitalized Subsequent to Acquisition Carrying Costs	2,308
Gross Amount at Which Carried at Close of Period Land	141,296
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	328,574
Gross Amount at Which Carried at Close of Period Total	469,870
Accumulated Depreciation	314,310
Date Acquired	7/24/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Mesquite [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesquite
Location	TX
Initial Cost [Abstract]
Land	85,000
Buildings, Improvements and Acquisition Fees	394,079
Cost Capitalized Subsequent to Acquisition Improvements	9,855
Cost Capitalized Subsequent to Acquisition Carrying Costs	12,885
Gross Amount at Which Carried at Close of Period Land	85,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	416,819
Gross Amount at Which Carried at Close of Period Total	501,819
Accumulated Depreciation	405,987
Date Acquired	10/24/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Pasadena [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pasadena
Location	TX
Initial Cost [Abstract]
Land	60,000
Buildings, Improvements and Acquisition Fees	278,173
Cost Capitalized Subsequent to Acquisition Improvements	21,315
Cost Capitalized Subsequent to Acquisition Carrying Costs	14,967
Gross Amount at Which Carried at Close of Period Land	60,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	314,455
Gross Amount at Which Carried at Close of Period Total	374,455
Accumulated Depreciation	283,899
Date Acquired	10/23/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Plano [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	250,514
Buildings, Improvements and Acquisition Fees	556,399
Cost Capitalized Subsequent to Acquisition Improvements	19,869
Cost Capitalized Subsequent to Acquisition Carrying Costs	10,306
Gross Amount at Which Carried at Close of Period Land	250,514
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	586,574
Gross Amount at Which Carried at Close of Period Total	837,088
Accumulated Depreciation	539,440
Date Acquired	12/10/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Plano1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	261,912
Buildings, Improvements and Acquisition Fees	581,658
Cost Capitalized Subsequent to Acquisition Improvements	30,831
Cost Capitalized Subsequent to Acquisition Carrying Costs	18,268
Gross Amount at Which Carried at Close of Period Land	261,912
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	630,757
Gross Amount at Which Carried at Close of Period Total	892,669
Accumulated Depreciation	605,583
Date Acquired	1/6/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	182,868
Buildings, Improvements and Acquisition Fees	406,155
Cost Capitalized Subsequent to Acquisition Improvements	18,940
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	182,868
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	425,095
Gross Amount at Which Carried at Close of Period Total	607,963
Accumulated Depreciation	388,280
Date Acquired	12/6/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	220,500
Buildings, Improvements and Acquisition Fees	447,108
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	220,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	447,223
Gross Amount at Which Carried at Close of Period Total	667,723
Accumulated Depreciation	405,930
Date Acquired	3/30/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Arlington1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	82,109
Buildings, Improvements and Acquisition Fees	380,677
Cost Capitalized Subsequent to Acquisition Improvements	12,321
Cost Capitalized Subsequent to Acquisition Carrying Costs	95
Gross Amount at Which Carried at Close of Period Land	82,109
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	393,093
Gross Amount at Which Carried at Close of Period Total	475,202
Accumulated Depreciation	382,242
Date Acquired	12/13/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Arlington2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	238,000
Buildings, Improvements and Acquisition Fees	528,604
Cost Capitalized Subsequent to Acquisition Improvements	(24,713)
Cost Capitalized Subsequent to Acquisition Carrying Costs	605
Gross Amount at Which Carried at Close of Period Land	238,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	504,496
Gross Amount at Which Carried at Close of Period Total	742,496
Accumulated Depreciation	495,796
Date Acquired	9/26/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Austin5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	88,872
Buildings, Improvements and Acquisition Fees	222,684
Cost Capitalized Subsequent to Acquisition Improvements	48,416
Cost Capitalized Subsequent to Acquisition Carrying Costs	15,026
Gross Amount at Which Carried at Close of Period Land	88,872
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	286,126
Gross Amount at Which Carried at Close of Period Total	374,998
Accumulated Depreciation	254,097
Date Acquired	1/12/1983
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | TX [Member] | Bedford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bedford
Location	TX
Initial Cost [Abstract]
Land	241,500
Buildings, Improvements and Acquisition Fees	550,559
Cost Capitalized Subsequent to Acquisition Improvements	34,949
Cost Capitalized Subsequent to Acquisition Carrying Costs	73
Gross Amount at Which Carried at Close of Period Land	241,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	585,581
Gross Amount at Which Carried at Close of Period Total	827,081
Accumulated Depreciation	513,989
Date Acquired	9/22/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Cedar Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Park
Location	TX
Initial Cost [Abstract]
Land	168,857
Buildings, Improvements and Acquisition Fees	375,036
Cost Capitalized Subsequent to Acquisition Improvements	5,200
Cost Capitalized Subsequent to Acquisition Carrying Costs	282
Gross Amount at Which Carried at Close of Period Land	168,857
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	380,518
Gross Amount at Which Carried at Close of Period Total	549,375
Accumulated Depreciation	349,173
Date Acquired	11/21/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Colleyville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colleyville
Location	TX
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	1,070,360
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,070,360
Gross Amount at Which Carried at Close of Period Total	1,320,360
Accumulated Depreciation	522,737
Date of Construction	8/17/1999
Date Acquired	5/14/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Converse [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Converse
Location	TX
Initial Cost [Abstract]
Land	217,000
Buildings, Improvements and Acquisition Fees	481,963
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	294
Gross Amount at Which Carried at Close of Period Land	217,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	482,257
Gross Amount at Which Carried at Close of Period Total	699,257
Accumulated Depreciation	447,710
Date Acquired	9/28/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Corinth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Corinth
Location	TX
Initial Cost [Abstract]
Land	285,000
Buildings, Improvements and Acquisition Fees	1,041,626
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	285,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,041,626
Gross Amount at Which Carried at Close of Period Total	1,326,626
Accumulated Depreciation	515,600
Date of Construction	6/4/1999
Date Acquired	5/19/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Euless [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Euless
Location	TX
Initial Cost [Abstract]
Land	234,111
Buildings, Improvements and Acquisition Fees	519,962
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	217
Gross Amount at Which Carried at Close of Period Land	234,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	520,179
Gross Amount at Which Carried at Close of Period Total	754,290
Accumulated Depreciation	512,569
Date Acquired	5/8/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Flower Mound [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flower Mound
Location	TX
Initial Cost [Abstract]
Land	281,735
Buildings, Improvements and Acquisition Fees	1,099,726
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	281,735
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,099,726
Gross Amount at Which Carried at Close of Period Total	1,381,461
Accumulated Depreciation	551,668
Date of Construction	4/23/1999
Date Acquired	1/13/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Flower Mound1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flower Mound
Location	TX
Initial Cost [Abstract]
Land	202,773
Buildings, Improvements and Acquisition Fees	442,845
Cost Capitalized Subsequent to Acquisition Improvements	32,069
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,315
Gross Amount at Which Carried at Close of Period Land	202,773
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	491,229
Gross Amount at Which Carried at Close of Period Total	694,002
Accumulated Depreciation	446,086
Date Acquired	4/20/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Fort Worth1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	238,000
Buildings, Improvements and Acquisition Fees	528,608
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	2,095
Gross Amount at Which Carried at Close of Period Land	238,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	530,703
Gross Amount at Which Carried at Close of Period Total	768,703
Accumulated Depreciation	490,978
Date Acquired	9/26/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Fort Worth2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	85,518
Buildings, Improvements and Acquisition Fees	396,495
Cost Capitalized Subsequent to Acquisition Improvements	33,279
Cost Capitalized Subsequent to Acquisition Carrying Costs	6,266
Gross Amount at Which Carried at Close of Period Land	85,518
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	436,040
Gross Amount at Which Carried at Close of Period Total	521,558
Accumulated Depreciation	413,632
Date Acquired	12/3/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Grand Prairie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grand Prairie
Location	TX
Initial Cost [Abstract]
Land	167,164
Buildings, Improvements and Acquisition Fees	371,276
Cost Capitalized Subsequent to Acquisition Improvements	58,206
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,412
Gross Amount at Which Carried at Close of Period Land	167,164
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	445,894
Gross Amount at Which Carried at Close of Period Total	613,058
Accumulated Depreciation	358,938
Date Acquired	12/13/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Katy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Katy
Location	TX
Initial Cost [Abstract]
Land	309,898
Buildings, Improvements and Acquisition Fees	983,041
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	309,898
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	983,041
Gross Amount at Which Carried at Close of Period Total	1,292,939
Accumulated Depreciation	509,568
Date of Construction	11/30/1998
Date Acquired	8/21/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Mesquite1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesquite
Location	TX
Initial Cost [Abstract]
Land	139,466
Buildings, Improvements and Acquisition Fees	326,525
Cost Capitalized Subsequent to Acquisition Improvements	39,638
Cost Capitalized Subsequent to Acquisition Carrying Costs	13,047
Gross Amount at Which Carried at Close of Period Land	139,466
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	379,210
Gross Amount at Which Carried at Close of Period Total	518,676
Accumulated Depreciation	292,190
Date Acquired	10/8/1992
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Round Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Round Rock
Location	TX
Initial Cost [Abstract]
Land	186,380
Buildings, Improvements and Acquisition Fees	413,957
Cost Capitalized Subsequent to Acquisition Improvements	30,800
Cost Capitalized Subsequent to Acquisition Carrying Costs	272
Gross Amount at Which Carried at Close of Period Land	186,380
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	445,029
Gross Amount at Which Carried at Close of Period Total	631,409
Accumulated Depreciation	393,821
Date Acquired	4/19/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Round Rock1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Round Rock
Location	TX
Initial Cost [Abstract]
Land	80,525
Buildings, Improvements and Acquisition Fees	373,347
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	19,117
Gross Amount at Which Carried at Close of Period Land	80,525
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	392,464
Gross Amount at Which Carried at Close of Period Total	472,989
Accumulated Depreciation	380,022
Date Acquired	12/16/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	217,000
Buildings, Improvements and Acquisition Fees	481,967
Cost Capitalized Subsequent to Acquisition Improvements	32,529
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	217,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	514,611
Gross Amount at Which Carried at Close of Period Total	731,611
Accumulated Depreciation	458,931
Date Acquired	10/14/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	130,833
Buildings, Improvements and Acquisition Fees	606,596
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	254
Gross Amount at Which Carried at Close of Period Land	130,833
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	606,850
Gross Amount at Which Carried at Close of Period Total	737,683
Accumulated Depreciation	606,671
Date Acquired	3/24/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	81,530
Buildings, Improvements and Acquisition Fees	378,007
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	266
Gross Amount at Which Carried at Close of Period Land	81,530
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	378,273
Gross Amount at Which Carried at Close of Period Total	459,803
Accumulated Depreciation	378,143
Date Acquired	12/11/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	234,500
Buildings, Improvements and Acquisition Fees	520,831
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	282
Gross Amount at Which Carried at Close of Period Land	234,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	521,113
Gross Amount at Which Carried at Close of Period Total	755,613
Accumulated Depreciation	500,264
Date Acquired	12/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	102,512
Buildings, Improvements and Acquisition Fees	475,288
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	294
Gross Amount at Which Carried at Close of Period Land	102,512
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	475,582
Gross Amount at Which Carried at Close of Period Total	578,094
Accumulated Depreciation	475,472
Date Acquired	12/3/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	181,412
Buildings, Improvements and Acquisition Fees	402,923
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	396
Gross Amount at Which Carried at Close of Period Land	181,412
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	403,319
Gross Amount at Which Carried at Close of Period Total	584,731
Accumulated Depreciation	394,331
Date Acquired	7/7/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	139,125
Buildings, Improvements and Acquisition Fees	308,997
Cost Capitalized Subsequent to Acquisition Improvements	30,885
Cost Capitalized Subsequent to Acquisition Carrying Costs	13,386
Gross Amount at Which Carried at Close of Period Land	139,125
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	353,268
Gross Amount at Which Carried at Close of Period Total	492,393
Accumulated Depreciation	321,387
Date Acquired	5/22/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Sugar Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sugar Land
Location	TX
Initial Cost [Abstract]
Land	339,310
Buildings, Improvements and Acquisition Fees	1,000,876
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	339,310
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,000,876
Gross Amount at Which Carried at Close of Period Total	1,340,186
Accumulated Depreciation	498,768
Date of Construction	5/30/1999
Date Acquired	1/13/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Littleton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Littleton
Location	CO
Initial Cost [Abstract]
Land	161,617
Buildings, Improvements and Acquisition Fees	358,956
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	82
Gross Amount at Which Carried at Close of Period Land	161,617
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	359,038
Gross Amount at Which Carried at Close of Period Total	520,655
Accumulated Depreciation	344,699
Date Acquired	12/10/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Parker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parker
Location	CO
Initial Cost [Abstract]
Land	153,551
Buildings, Improvements and Acquisition Fees	341,042
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	153,551
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	341,253
Gross Amount at Which Carried at Close of Period Total	494,804
Accumulated Depreciation	330,068
Date Acquired	10/19/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Aurora [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	CO
Initial Cost [Abstract]
Land	287,000
Buildings, Improvements and Acquisition Fees	637,440
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	287,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	637,718
Gross Amount at Which Carried at Close of Period Total	924,718
Accumulated Depreciation	612,233
Date Acquired	12/31/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Broomfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Broomfield
Location	CO
Initial Cost [Abstract]
Land	155,306
Buildings, Improvements and Acquisition Fees	344,941
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	155,306
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	370,152
Gross Amount at Which Carried at Close of Period Total	525,458
Accumulated Depreciation	343,715
Date Acquired	3/15/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Longmont [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Longmont
Location	CO
Initial Cost [Abstract]
Land	115,592
Buildings, Improvements and Acquisition Fees	535,931
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	71
Gross Amount at Which Carried at Close of Period Land	115,592
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	536,002
Gross Amount at Which Carried at Close of Period Total	651,594
Accumulated Depreciation	535,933
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Louisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Louisville
Location	CO
Initial Cost [Abstract]
Land	58,089
Buildings, Improvements and Acquisition Fees	269,313
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	58,089
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	269,524
Gross Amount at Which Carried at Close of Period Total	327,613
Accumulated Depreciation	269,415
Date Acquired	6/22/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Colorado Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado Springs
Location	CO
Initial Cost [Abstract]
Land	115,542
Buildings, Improvements and Acquisition Fees	535,700
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	115,542
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	535,700
Gross Amount at Which Carried at Close of Period Total	651,242
Accumulated Depreciation	535,700
Date Acquired	12/4/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Colorado Springs1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado Springs
Location	CO
Initial Cost [Abstract]
Land	58,400
Buildings, Improvements and Acquisition Fees	271,217
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	58,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	296,428
Gross Amount at Which Carried at Close of Period Total	354,828
Accumulated Depreciation	284,693
Date Acquired	12/22/1982
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | CO [Member] | Westminster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westminster
Location	CO
Initial Cost [Abstract]
Land	306,387
Buildings, Improvements and Acquisition Fees	695,737
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	504
Gross Amount at Which Carried at Close of Period Land	306,387
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	696,241
Gross Amount at Which Carried at Close of Period Total	1,002,628
Accumulated Depreciation	628,923
Date Acquired	9/27/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Fort Collins [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Collins
Location	CO
Initial Cost [Abstract]
Land	55,200
Buildings, Improvements and Acquisition Fees	256,356
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	55,200
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	256,356
Gross Amount at Which Carried at Close of Period Total	311,556
Accumulated Depreciation	256,356
Date Acquired	12/22/1982
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | CO [Member] | Fort Collins1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Collins
Location	CO
Initial Cost [Abstract]
Land	137,734
Buildings, Improvements and Acquisition Fees	638,593
Cost Capitalized Subsequent to Acquisition Improvements	41,477
Cost Capitalized Subsequent to Acquisition Carrying Costs	22,120
Gross Amount at Which Carried at Close of Period Land	137,734
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	702,190
Gross Amount at Which Carried at Close of Period Total	839,924
Accumulated Depreciation	664,084
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Greeley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greeley
Location	CO
Initial Cost [Abstract]
Land	58,400
Buildings, Improvements and Acquisition Fees	270,755
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	58,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	296,033
Gross Amount at Which Carried at Close of Period Total	354,433
Accumulated Depreciation	286,394
Date Acquired	11/21/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Greenwood Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenwood Village
Location	CO
Initial Cost [Abstract]
Land	131,216
Buildings, Improvements and Acquisition Fees	608,372
Cost Capitalized Subsequent to Acquisition Improvements	6,862
Cost Capitalized Subsequent to Acquisition Carrying Costs	21,189
Gross Amount at Which Carried at Close of Period Land	131,216
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	636,423
Gross Amount at Which Carried at Close of Period Total	767,639
Accumulated Depreciation	618,138
Date Acquired	12/5/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Smyrna [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Smyrna
Location	GA
Initial Cost [Abstract]
Land	274,750
Buildings, Improvements and Acquisition Fees	610,229
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	415
Gross Amount at Which Carried at Close of Period Land	274,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	610,644
Gross Amount at Which Carried at Close of Period Total	885,394
Accumulated Depreciation	562,625
Date Acquired	11/15/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Duluth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Duluth
Location	GA
Initial Cost [Abstract]
Land	310,000
Buildings, Improvements and Acquisition Fees	1,040,008
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,040,008
Gross Amount at Which Carried at Close of Period Total	1,350,008
Accumulated Depreciation	507,920
Date of Construction	8/25/1999
Date Acquired	6/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Marietta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	292,250
Buildings, Improvements and Acquisition Fees	649,095
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	292,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	649,095
Gross Amount at Which Carried at Close of Period Total	941,345
Accumulated Depreciation	595,942
Date Acquired	12/2/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Marietta1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	148,620
Buildings, Improvements and Acquisition Fees	330,090
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	205
Gross Amount at Which Carried at Close of Period Land	148,620
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	355,295
Gross Amount at Which Carried at Close of Period Total	503,915
Accumulated Depreciation	322,362
Date Acquired	9/16/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Lawrenceville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lawrenceville
Location	GA
Initial Cost [Abstract]
Land	141,449
Buildings, Improvements and Acquisition Fees	314,161
Cost Capitalized Subsequent to Acquisition Improvements	110,068
Cost Capitalized Subsequent to Acquisition Carrying Costs	7,446
Gross Amount at Which Carried at Close of Period Land	141,449
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,675
Gross Amount at Which Carried at Close of Period Total	573,124
Accumulated Depreciation	306,109
Date Acquired	7/7/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Stockbridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stockbridge
Location	GA
Initial Cost [Abstract]
Land	168,700
Buildings, Improvements and Acquisition Fees	374,688
Cost Capitalized Subsequent to Acquisition Improvements	24,894
Cost Capitalized Subsequent to Acquisition Carrying Costs	499
Gross Amount at Which Carried at Close of Period Land	168,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	400,081
Gross Amount at Which Carried at Close of Period Total	568,781
Accumulated Depreciation	354,649
Date Acquired	3/28/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Ellenwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ellenwood
Location	GA
Initial Cost [Abstract]
Land	119,678
Buildings, Improvements and Acquisition Fees	275,414
Cost Capitalized Subsequent to Acquisition Improvements	58,545
Cost Capitalized Subsequent to Acquisition Carrying Costs	479
Gross Amount at Which Carried at Close of Period Land	119,678
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	334,438
Gross Amount at Which Carried at Close of Period Total	454,116
Accumulated Depreciation	259,545
Date Acquired	11/16/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Lithia Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lithia Springs
Location	GA
Initial Cost [Abstract]
Land	187,444
Buildings, Improvements and Acquisition Fees	363,358
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	84
Gross Amount at Which Carried at Close of Period Land	187,444
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	363,442
Gross Amount at Which Carried at Close of Period Total	550,886
Accumulated Depreciation	320,551
Date Acquired	12/28/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Lithonia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lithonia
Location	GA
Initial Cost [Abstract]
Land	239,715
Buildings, Improvements and Acquisition Fees	524,459
Cost Capitalized Subsequent to Acquisition Improvements	24,410
Cost Capitalized Subsequent to Acquisition Carrying Costs	25,836
Gross Amount at Which Carried at Close of Period Land	239,715
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	574,705
Gross Amount at Which Carried at Close of Period Total	814,420
Accumulated Depreciation	464,058
Date Acquired	8/20/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Marietta2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	301,000
Buildings, Improvements and Acquisition Fees	668,529
Cost Capitalized Subsequent to Acquisition Improvements	36,480
Cost Capitalized Subsequent to Acquisition Carrying Costs	9,981
Gross Amount at Which Carried at Close of Period Land	301,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	714,990
Gross Amount at Which Carried at Close of Period Total	1,015,990
Accumulated Depreciation	619,404
Date Acquired	12/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Marietta3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	295,750
Buildings, Improvements and Acquisition Fees	596,299
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	17,678
Gross Amount at Which Carried at Close of Period Land	295,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	613,977
Gross Amount at Which Carried at Close of Period Total	909,727
Accumulated Depreciation	554,987
Date Acquired	12/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Stone Mountain [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stone Mountain
Location	GA
Initial Cost [Abstract]
Land	65,000
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	84
Gross Amount at Which Carried at Close of Period Land	65,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	84
Gross Amount at Which Carried at Close of Period Total	65,084
Accumulated Depreciation	4
Date Acquired	6/19/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MN [Member] | Apple Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Apple Valley
Location	MN
Initial Cost [Abstract]
Land	113,523
Buildings, Improvements and Acquisition Fees	526,319
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	197
Gross Amount at Which Carried at Close of Period Land	113,523
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	526,516
Gross Amount at Which Carried at Close of Period Total	640,039
Accumulated Depreciation	526,371
Date Acquired	3/26/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MN [Member] | Brooklyn Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brooklyn Park
Location	MN
Initial Cost [Abstract]
Land	118,111
Buildings, Improvements and Acquisition Fees	547,587
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	197
Gross Amount at Which Carried at Close of Period Land	118,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	547,784
Gross Amount at Which Carried at Close of Period Total	665,895
Accumulated Depreciation	547,639
Date Acquired	3/26/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MN [Member] | Eden Prairie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eden Prairie
Location	MN
Initial Cost [Abstract]
Land	124,286
Buildings, Improvements and Acquisition Fees	576,243
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	197
Gross Amount at Which Carried at Close of Period Land	124,286
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	576,440
Gross Amount at Which Carried at Close of Period Total	700,726
Accumulated Depreciation	576,295
Date Acquired	3/27/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MN [Member] | Maple Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maple Grove
Location	MN
Initial Cost [Abstract]
Land	313,250
Buildings, Improvements and Acquisition Fees	660,149
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	313,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	660,427
Gross Amount at Which Carried at Close of Period Total	973,677
Accumulated Depreciation	564,679
Date Acquired	7/11/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MN [Member] | Plymouth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plymouth
Location	MN
Initial Cost [Abstract]
Land	134,221
Buildings, Improvements and Acquisition Fees	622,350
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	197
Gross Amount at Which Carried at Close of Period Land	134,221
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,547
Gross Amount at Which Carried at Close of Period Total	756,768
Accumulated Depreciation	622,402
Date Acquired	12/12/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MN [Member] | White Bear Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	White Bear Lake
Location	MN
Initial Cost [Abstract]
Land	242,165
Buildings, Improvements and Acquisition Fees	537,856
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	242,165
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	538,134
Gross Amount at Which Carried at Close of Period Total	780,299
Accumulated Depreciation	457,429
Date Acquired	8/30/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MS [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	MS
Initial Cost [Abstract]
Land	248,483
Buildings, Improvements and Acquisition Fees	572,522
Cost Capitalized Subsequent to Acquisition Improvements	17,627
Cost Capitalized Subsequent to Acquisition Carrying Costs	17,780
Gross Amount at Which Carried at Close of Period Land	248,483
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	607,929
Gross Amount at Which Carried at Close of Period Total	856,412
Accumulated Depreciation	284,319
Date Acquired	11/16/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MS [Member] | Pearl [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pearl
Location	MS
Initial Cost [Abstract]
Land	121,801
Buildings, Improvements and Acquisition Fees	270,524
Cost Capitalized Subsequent to Acquisition Improvements	18,837
Cost Capitalized Subsequent to Acquisition Carrying Costs	4,207
Gross Amount at Which Carried at Close of Period Land	121,801
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	293,568
Gross Amount at Which Carried at Close of Period Total	415,369
Accumulated Depreciation	259,738
Date Acquired	11/15/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MS [Member] | Tupelo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tupelo
Location	MS
Initial Cost [Abstract]
Land	121,697
Buildings, Improvements and Acquisition Fees	637,691
Cost Capitalized Subsequent to Acquisition Improvements	26,216
Cost Capitalized Subsequent to Acquisition Carrying Costs	9,587
Gross Amount at Which Carried at Close of Period Land	121,697
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	673,494
Gross Amount at Which Carried at Close of Period Total	795,191
Accumulated Depreciation	390,556
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NC [Member] | Cary [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cary
Location	NC
Initial Cost [Abstract]
Land	75,200
Buildings, Improvements and Acquisition Fees	262,973
Cost Capitalized Subsequent to Acquisition Improvements	15,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	187
Gross Amount at Which Carried at Close of Period Land	75,200
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	278,160
Gross Amount at Which Carried at Close of Period Total	353,360
Accumulated Depreciation	266,248
Date Acquired	1/25/1984
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | NC [Member] | Durham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Durham
Location	NC
Initial Cost [Abstract]
Land	175,700
Buildings, Improvements and Acquisition Fees	390,234
Cost Capitalized Subsequent to Acquisition Improvements	26,312
Cost Capitalized Subsequent to Acquisition Carrying Costs	187
Gross Amount at Which Carried at Close of Period Land	175,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	416,733
Gross Amount at Which Carried at Close of Period Total	592,433
Accumulated Depreciation	371,081
Date Acquired	3/29/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NC [Member] | Concord [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Concord
Location	NC
Initial Cost [Abstract]
Land	32,441
Buildings, Improvements and Acquisition Fees	190,859
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	326
Gross Amount at Which Carried at Close of Period Land	32,441
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	191,185
Gross Amount at Which Carried at Close of Period Total	223,626
Accumulated Depreciation	191,060
Date Acquired	12/23/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | NC [Member] | Durham1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Durham
Location	NC
Initial Cost [Abstract]
Land	220,728
Buildings, Improvements and Acquisition Fees	429,380
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	321
Gross Amount at Which Carried at Close of Period Land	220,728
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	429,701
Gross Amount at Which Carried at Close of Period Total	650,429
Accumulated Depreciation	379,062
Date Acquired	12/29/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NC [Member] | Charlotte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charlotte
Location	NC
Initial Cost [Abstract]
Land	134,582
Buildings, Improvements and Acquisition Fees	268,222
Cost Capitalized Subsequent to Acquisition Improvements	24,478
Cost Capitalized Subsequent to Acquisition Carrying Costs	139
Gross Amount at Which Carried at Close of Period Land	134,582
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	292,839
Gross Amount at Which Carried at Close of Period Total	427,421
Accumulated Depreciation	261,834
Date Acquired	11/16/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NC [Member] | Kernersville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kernersville
Location	NC
Initial Cost [Abstract]
Land	162,216
Buildings, Improvements and Acquisition Fees	316,300
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	223
Gross Amount at Which Carried at Close of Period Land	162,216
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	316,523
Gross Amount at Which Carried at Close of Period Total	478,739
Accumulated Depreciation	279,410
Date Acquired	12/14/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TN [Member] | Memphis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	238,263
Buildings, Improvements and Acquisition Fees	504,897
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	238,263
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	504,897
Gross Amount at Which Carried at Close of Period Total	743,160
Accumulated Depreciation	468,820
Date Acquired	9/29/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TN [Member] | Memphis1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	238,000
Buildings, Improvements and Acquisition Fees	528,608
Cost Capitalized Subsequent to Acquisition Improvements	2,734
Cost Capitalized Subsequent to Acquisition Carrying Costs	111
Gross Amount at Which Carried at Close of Period Land	238,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	531,453
Gross Amount at Which Carried at Close of Period Total	769,453
Accumulated Depreciation	492,184
Date Acquired	9/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | UT [Member] | Layton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Layton
Location	UT
Initial Cost [Abstract]
Land	136,574
Buildings, Improvements and Acquisition Fees	269,008
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	314
Gross Amount at Which Carried at Close of Period Land	136,574
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	269,322
Gross Amount at Which Carried at Close of Period Total	405,896
Accumulated Depreciation	236,315
Date Acquired	2/1/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | UT [Member] | Sandy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sandy
Location	UT
Initial Cost [Abstract]
Land	168,089
Buildings, Improvements and Acquisition Fees	373,330
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	314
Gross Amount at Which Carried at Close of Period Land	168,089
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	373,644
Gross Amount at Which Carried at Close of Period Total	541,733
Accumulated Depreciation	325,104
Date Acquired	2/1/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AL [Member] | Birmingham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Birmingham
Location	AL
Initial Cost [Abstract]
Land	63,800
Buildings, Improvements and Acquisition Fees	295,791
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	84
Gross Amount at Which Carried at Close of Period Land	63,800
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	295,875
Gross Amount at Which Carried at Close of Period Total	359,675
Accumulated Depreciation	295,803
Date Acquired	10/31/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IA [Member] | Cedar Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Rapids
Location	IA
Initial Cost [Abstract]
Land	194,950
Buildings, Improvements and Acquisition Fees	427,085
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	194,950
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	427,085
Gross Amount at Which Carried at Close of Period Total	622,035
Accumulated Depreciation	343,157
Date Acquired	9/24/1992
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IA [Member] | Iowa City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Iowa City
Location	IA
Initial Cost [Abstract]
Land	186,900
Buildings, Improvements and Acquisition Fees	408,910
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	186,900
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	408,910
Gross Amount at Which Carried at Close of Period Total	595,810
Accumulated Depreciation	328,448
Date Acquired	9/24/1992
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Bartlett [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bartlett
Location	IL
Initial Cost [Abstract]
Land	120,824
Buildings, Improvements and Acquisition Fees	560,166
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	120,824
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	560,166
Gross Amount at Which Carried at Close of Period Total	680,990
Accumulated Depreciation	560,166
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Aurora [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	IL
Initial Cost [Abstract]
Land	468,000
Buildings, Improvements and Acquisition Fees	1,259,926
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	468,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,259,926
Gross Amount at Which Carried at Close of Period Total	1,727,926
Accumulated Depreciation	606,955
Date of Construction	10/26/1999
Date Acquired	6/14/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Aurora1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	IL
Initial Cost [Abstract]
Land	165,679
Buildings, Improvements and Acquisition Fees	398,738
Cost Capitalized Subsequent to Acquisition Improvements	27,450
Cost Capitalized Subsequent to Acquisition Carrying Costs	21,087
Gross Amount at Which Carried at Close of Period Land	165,679
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	447,275
Gross Amount at Which Carried at Close of Period Total	612,954
Accumulated Depreciation	390,942
Date Acquired	12/21/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Vernon Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vernon Hills
Location	IL
Initial Cost [Abstract]
Land	132,523
Buildings, Improvements and Acquisition Fees	614,430
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	132,523
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	614,564
Gross Amount at Which Carried at Close of Period Total	747,087
Accumulated Depreciation	614,471
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Addison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Addison
Location	IL
Initial Cost [Abstract]
Land	125,780
Buildings, Improvements and Acquisition Fees	583,146
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	125,780
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	583,280
Gross Amount at Which Carried at Close of Period Total	709,060
Accumulated Depreciation	583,186
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Algonquin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Algonquin
Location	IL
Initial Cost [Abstract]
Land	241,500
Buildings, Improvements and Acquisition Fees	509,629
Cost Capitalized Subsequent to Acquisition Improvements	28,260
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	241,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	538,023
Gross Amount at Which Carried at Close of Period Total	779,523
Accumulated Depreciation	436,216
Date Acquired	7/10/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Carol Stream [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carol Stream
Location	IL
Initial Cost [Abstract]
Land	122,831
Buildings, Improvements and Acquisition Fees	586,416
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	122,831
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	586,550
Gross Amount at Which Carried at Close of Period Total	709,381
Accumulated Depreciation	586,457
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Crystal Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Crystal Lake
Location	IL
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	1,259,424
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,259,424
Gross Amount at Which Carried at Close of Period Total	1,659,424
Accumulated Depreciation	610,901
Date of Construction	9/28/1999
Date Acquired	5/14/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Elk Grove Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elk Grove Village
Location	IL
Initial Cost [Abstract]
Land	126,860
Buildings, Improvements and Acquisition Fees	588,175
Cost Capitalized Subsequent to Acquisition Improvements	2,394
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	126,860
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	590,569
Gross Amount at Which Carried at Close of Period Total	717,429
Accumulated Depreciation	588,205
Date Acquired	3/26/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Glendale Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glendale Heights
Location	IL
Initial Cost [Abstract]
Land	318,500
Buildings, Improvements and Acquisition Fees	707,399
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	318,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	707,571
Gross Amount at Which Carried at Close of Period Total	1,026,071
Accumulated Depreciation	652,038
Date Acquired	11/16/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Hoffman Estates [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hoffman Estates
Location	IL
Initial Cost [Abstract]
Land	318,500
Buildings, Improvements and Acquisition Fees	707,399
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	257
Gross Amount at Which Carried at Close of Period Land	318,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	707,656
Gross Amount at Which Carried at Close of Period Total	1,026,156
Accumulated Depreciation	642,249
Date Acquired	3/31/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Lake in the Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake in the Hills
Location	IL
Initial Cost [Abstract]
Land	375,000
Buildings, Improvements and Acquisition Fees	1,127,678
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	375,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,127,678
Gross Amount at Which Carried at Close of Period Total	1,502,678
Accumulated Depreciation	547,001
Date of Construction	9/3/1999
Date Acquired	5/14/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Lockport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lockport
Location	IL
Initial Cost [Abstract]
Land	189,477
Buildings, Improvements and Acquisition Fees	442,018
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	189,477
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	442,103
Gross Amount at Which Carried at Close of Period Total	631,580
Accumulated Depreciation	427,617
Date Acquired	10/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Naperville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Naperville
Location	IL
Initial Cost [Abstract]
Land	425,000
Buildings, Improvements and Acquisition Fees	1,230,654
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	425,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,230,654
Gross Amount at Which Carried at Close of Period Total	1,655,654
Accumulated Depreciation	592,848
Date of Construction	10/6/1999
Date Acquired	5/19/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | OFallon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	O'Fallon
Location	IL
Initial Cost [Abstract]
Land	141,250
Buildings, Improvements and Acquisition Fees	313,722
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	232
Gross Amount at Which Carried at Close of Period Land	141,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	313,954
Gross Amount at Which Carried at Close of Period Total	455,204
Accumulated Depreciation	303,518
Date Acquired	10/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Oswego [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oswego
Location	IL
Initial Cost [Abstract]
Land	380,000
Buildings, Improvements and Acquisition Fees	1,165,818
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	380,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,165,818
Gross Amount at Which Carried at Close of Period Total	1,545,818
Accumulated Depreciation	569,361
Date of Construction	8/18/1999
Date Acquired	6/30/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Palatine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palatine
Location	IL
Initial Cost [Abstract]
Land	121,911
Buildings, Improvements and Acquisition Fees	565,232
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	121,911
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	565,366
Gross Amount at Which Carried at Close of Period Total	687,277
Accumulated Depreciation	565,273
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Roselle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roselle
Location	IL
Initial Cost [Abstract]
Land	297,541
Buildings, Improvements and Acquisition Fees	561,037
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	297,541
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	561,209
Gross Amount at Which Carried at Close of Period Total	858,750
Accumulated Depreciation	515,206
Date Acquired	12/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Schaumburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Schaumburg
Location	IL
Initial Cost [Abstract]
Land	218,798
Buildings, Improvements and Acquisition Fees	485,955
Cost Capitalized Subsequent to Acquisition Improvements	20,461
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	218,798
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	506,416
Gross Amount at Which Carried at Close of Period Total	725,214
Accumulated Depreciation	473,487
Date Acquired	12/17/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Westmont [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westmont
Location	IL
Initial Cost [Abstract]
Land	124,742
Buildings, Improvements and Acquisition Fees	578,330
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	124,742
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	578,502
Gross Amount at Which Carried at Close of Period Total	703,244
Accumulated Depreciation	578,442
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IN [Member] | Indianapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	544,153
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	544,364
Gross Amount at Which Carried at Close of Period Total	789,364
Accumulated Depreciation	466,357
Date Acquired	6/29/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IN [Member] | Fishers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fishers
Location	IN
Initial Cost [Abstract]
Land	60,000
Buildings, Improvements and Acquisition Fees	278,175
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	60,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	280,760
Gross Amount at Which Carried at Close of Period Total	340,760
Accumulated Depreciation	278,517
Date Acquired	4/30/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IN [Member] | Fishers1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fishers
Location	IN
Initial Cost [Abstract]
Land	212,118
Buildings, Improvements and Acquisition Fees	419,958
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	212,118
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	420,236
Gross Amount at Which Carried at Close of Period Total	632,354
Accumulated Depreciation	351,614
Date Acquired	12/27/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IN [Member] | Highland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Highland
Location	IN
Initial Cost [Abstract]
Land	220,460
Buildings, Improvements and Acquisition Fees	436,476
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	314
Gross Amount at Which Carried at Close of Period Land	220,460
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	436,790
Gross Amount at Which Carried at Close of Period Total	657,250
Accumulated Depreciation	365,381
Date Acquired	12/26/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KS [Member] | Olathe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Olathe
Location	KS
Initial Cost [Abstract]
Land	304,500
Buildings, Improvements and Acquisition Fees	676,308
Cost Capitalized Subsequent to Acquisition Improvements	66,918
Cost Capitalized Subsequent to Acquisition Carrying Costs	186
Gross Amount at Which Carried at Close of Period Land	304,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	743,412
Gross Amount at Which Carried at Close of Period Total	1,047,912
Accumulated Depreciation	642,889
Date Acquired	9/28/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KS [Member] | Overland Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Overland Park
Location	KS
Initial Cost [Abstract]
Land	357,500
Buildings, Improvements and Acquisition Fees	1,115,171
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	357,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,115,171
Gross Amount at Which Carried at Close of Period Total	1,472,671
Accumulated Depreciation	548,329
Date of Construction	7/23/1999
Date Acquired	5/14/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KS [Member] | Lenexa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lenexa
Location	KS
Initial Cost [Abstract]
Land	318,500
Buildings, Improvements and Acquisition Fees	707,399
Cost Capitalized Subsequent to Acquisition Improvements	14,200
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	318,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	721,599
Gross Amount at Which Carried at Close of Period Total	1,040,099
Accumulated Depreciation	651,247
Date Acquired	3/31/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KS [Member] | Shawnee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shawnee
Location	KS
Initial Cost [Abstract]
Land	288,246
Buildings, Improvements and Acquisition Fees	935,875
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	288,246
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	935,875
Gross Amount at Which Carried at Close of Period Total	1,224,121
Accumulated Depreciation	482,016
Date of Construction	12/29/1998
Date Acquired	8/24/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KS [Member] | Shawnee1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shawnee
Location	KS
Initial Cost [Abstract]
Land	315,000
Buildings, Improvements and Acquisition Fees	699,629
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	302
Gross Amount at Which Carried at Close of Period Land	315,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	699,931
Gross Amount at Which Carried at Close of Period Total	1,014,931
Accumulated Depreciation	647,351
Date Acquired	10/27/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KS [Member] | Wichita [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wichita
Location	KS
Initial Cost [Abstract]
Land	108,569
Buildings, Improvements and Acquisition Fees	352,287
Cost Capitalized Subsequent to Acquisition Improvements	8,286
Cost Capitalized Subsequent to Acquisition Carrying Costs	100
Gross Amount at Which Carried at Close of Period Land	108,569
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	360,673
Gross Amount at Which Carried at Close of Period Total	469,242
Accumulated Depreciation	32,533
Date Acquired	12/16/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KS [Member] | Wichita1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wichita
Location	KS
Initial Cost [Abstract]
Land	209,890
Buildings, Improvements and Acquisition Fees	415,549
Cost Capitalized Subsequent to Acquisition Improvements	26,399
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,270
Gross Amount at Which Carried at Close of Period Land	209,890
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	458,218
Gross Amount at Which Carried at Close of Period Total	668,108
Accumulated Depreciation	372,180
Date Acquired	12/26/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MI [Member] | Canton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canton
Location	MI
Initial Cost [Abstract]
Land	55,000
Buildings, Improvements and Acquisition Fees	378,848
Cost Capitalized Subsequent to Acquisition Improvements	2,913
Cost Capitalized Subsequent to Acquisition Carrying Costs	10,977
Gross Amount at Which Carried at Close of Period Land	55,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	392,738
Gross Amount at Which Carried at Close of Period Total	447,738
Accumulated Depreciation	384,796
Date Acquired	10/6/1982
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | NE [Member] | Omaha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	142,867
Buildings, Improvements and Acquisition Fees	317,315
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	142,867
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	317,461
Gross Amount at Which Carried at Close of Period Total	460,328
Accumulated Depreciation	304,833
Date Acquired	12/9/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NE [Member] | Omaha1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	60,500
Buildings, Improvements and Acquisition Fees	280,491
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	179
Gross Amount at Which Carried at Close of Period Land	60,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	280,670
Gross Amount at Which Carried at Close of Period Total	341,170
Accumulated Depreciation	280,607
Date Acquired	8/1/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NE [Member] | Bellevue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bellevue
Location	NE
Initial Cost [Abstract]
Land	60,568
Buildings, Improvements and Acquisition Fees	280,819
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	179
Gross Amount at Which Carried at Close of Period Land	60,568
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	280,998
Gross Amount at Which Carried at Close of Period Total	341,566
Accumulated Depreciation	280,935
Date Acquired	12/16/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NE [Member] | Omaha2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	53,000
Buildings, Improvements and Acquisition Fees	245,720
Cost Capitalized Subsequent to Acquisition Improvements	22,027
Cost Capitalized Subsequent to Acquisition Carrying Costs	179
Gross Amount at Which Carried at Close of Period Land	53,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	267,926
Gross Amount at Which Carried at Close of Period Total	320,926
Accumulated Depreciation	252,274
Date Acquired	10/11/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NV [Member] | Las Vegas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Las Vegas
Location	NV
Initial Cost [Abstract]
Land	201,250
Buildings, Improvements and Acquisition Fees	446,983
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	126
Gross Amount at Which Carried at Close of Period Land	201,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	447,109
Gross Amount at Which Carried at Close of Period Total	648,359
Accumulated Depreciation	383,058
Date Acquired	6/29/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Dublin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dublin
Location	OH
Initial Cost [Abstract]
Land	84,000
Buildings, Improvements and Acquisition Fees	389,446
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	230
Gross Amount at Which Carried at Close of Period Land	84,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	389,676
Gross Amount at Which Carried at Close of Period Total	473,676
Accumulated Depreciation	389,626
Date Acquired	10/8/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Centerville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Centerville
Location	OH
Initial Cost [Abstract]
Land	174,519
Buildings, Improvements and Acquisition Fees	387,613
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	237
Gross Amount at Which Carried at Close of Period Land	174,519
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	387,850
Gross Amount at Which Carried at Close of Period Total	562,369
Accumulated Depreciation	379,270
Date Acquired	7/23/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Huber Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Huber Heights
Location	OH
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	544,153
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	544,275
Gross Amount at Which Carried at Close of Period Total	789,275
Accumulated Depreciation	460,840
Date Acquired	9/27/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Beavercreek11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beavercreek
Location	OH
Initial Cost [Abstract]
Land	179,552
Buildings, Improvements and Acquisition Fees	398,786
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	179,552
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	398,908
Gross Amount at Which Carried at Close of Period Total	578,460
Accumulated Depreciation	391,607
Date Acquired	6/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Englewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Englewood
Location	OH
Initial Cost [Abstract]
Land	74,000
Buildings, Improvements and Acquisition Fees	343,083
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	258
Gross Amount at Which Carried at Close of Period Land	74,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	343,341
Gross Amount at Which Carried at Close of Period Total	417,341
Accumulated Depreciation	343,228
Date Acquired	10/23/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Forest Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Forest Park
Location	OH
Initial Cost [Abstract]
Land	170,778
Buildings, Improvements and Acquisition Fees	379,305
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	170,778
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	379,390
Gross Amount at Which Carried at Close of Period Total	550,168
Accumulated Depreciation	368,356
Date Acquired	9/28/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Pickerington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pickerington
Location	OH
Initial Cost [Abstract]
Land	87,580
Buildings, Improvements and Acquisition Fees	406,055
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	116
Gross Amount at Which Carried at Close of Period Land	87,580
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	406,171
Gross Amount at Which Carried at Close of Period Total	493,751
Accumulated Depreciation	406,088
Date Acquired	12/11/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Westerville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westerville
Location	OH
Initial Cost [Abstract]
Land	82,000
Buildings, Improvements and Acquisition Fees	380,173
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	82,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	380,295
Gross Amount at Which Carried at Close of Period Total	462,295
Accumulated Depreciation	380,250
Date Acquired	10/8/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Westerville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westerville
Location	OH
Initial Cost [Abstract]
Land	294,350
Buildings, Improvements and Acquisition Fees	646,557
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	294,350
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	646,679
Gross Amount at Which Carried at Close of Period Total	941,029
Accumulated Depreciation	548,848
Date Acquired	9/26/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WA [Member] | Kent [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kent
Location	WA
Initial Cost [Abstract]
Land	128,300
Buildings, Improvements and Acquisition Fees	539,141
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	128,300
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	539,141
Gross Amount at Which Carried at Close of Period Total	667,441
Accumulated Depreciation	539,141
Date Acquired	6/3/1983
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | WA [Member] | Renton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Renton
Location	WA
Initial Cost [Abstract]
Land	111,183
Buildings, Improvements and Acquisition Fees	515,490
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	111,183
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	515,490
Gross Amount at Which Carried at Close of Period Total	626,673
Accumulated Depreciation	515,490
Date Acquired	3/24/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WA [Member] | Federal Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Federal Way
Location	WA
Initial Cost [Abstract]
Land	150,785
Buildings, Improvements and Acquisition Fees	699,101
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	150,785
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	699,208
Gross Amount at Which Carried at Close of Period Total	849,993
Accumulated Depreciation	699,108
Date Acquired	12/17/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WA [Member] | Federal Way1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Federal Way
Location	WA
Initial Cost [Abstract]
Land	261,943
Buildings, Improvements and Acquisition Fees	581,782
Cost Capitalized Subsequent to Acquisition Improvements	27,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	261,943
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	609,389
Gross Amount at Which Carried at Close of Period Total	871,332
Accumulated Depreciation	550,588
Date Acquired	11/21/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WA [Member] | Kent1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kent
Location	WA
Initial Cost [Abstract]
Land	140,763
Buildings, Improvements and Acquisition Fees	678,809
Cost Capitalized Subsequent to Acquisition Improvements	36,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,763
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	715,309
Gross Amount at Which Carried at Close of Period Total	856,072
Accumulated Depreciation	688,973
Date Acquired	12/17/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WA [Member] | Kirkland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kirkland
Location	WA
Initial Cost [Abstract]
Land	301,000
Buildings, Improvements and Acquisition Fees	668,534
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	301,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	668,641
Gross Amount at Which Carried at Close of Period Total	969,641
Accumulated Depreciation	634,865
Date Acquired	3/31/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WA [Member] | Puyallup [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Puyallup
Location	WA
Initial Cost [Abstract]
Land	195,552
Buildings, Improvements and Acquisition Fees	434,327
Cost Capitalized Subsequent to Acquisition Improvements	27,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	195,552
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	461,434
Gross Amount at Which Carried at Close of Period Total	656,986
Accumulated Depreciation	414,855
Date Acquired	12/6/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WA [Member] | Redmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Redmond
Location	WA
Initial Cost [Abstract]
Land	279,830
Buildings, Improvements and Acquisition Fees	621,513
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	279,830
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	621,620
Gross Amount at Which Carried at Close of Period Total	901,450
Accumulated Depreciation	607,967
Date Acquired	7/27/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KY [Member] | Lexington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	KY
Initial Cost [Abstract]
Land	210,427
Buildings, Improvements and Acquisition Fees	420,883
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	187
Gross Amount at Which Carried at Close of Period Land	210,427
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,070
Gross Amount at Which Carried at Close of Period Total	631,497
Accumulated Depreciation	346,854
Date Acquired	8/20/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MA [Member] | Acton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Acton
Location	MA
Initial Cost [Abstract]
Land	315,533
Buildings, Improvements and Acquisition Fees	700,813
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	315,533
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	701,091
Gross Amount at Which Carried at Close of Period Total	1,016,624
Accumulated Depreciation	650,942
Date Acquired	9/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MA [Member] | Marlborough [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marlborough
Location	MA
Initial Cost [Abstract]
Land	352,765
Buildings, Improvements and Acquisition Fees	776,488
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	232
Gross Amount at Which Carried at Close of Period Land	352,765
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	776,720
Gross Amount at Which Carried at Close of Period Total	1,129,485
Accumulated Depreciation	715,749
Date Acquired	11/4/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MA [Member] | Westborough [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westborough
Location	MA
Initial Cost [Abstract]
Land	359,412
Buildings, Improvements and Acquisition Fees	773,877
Cost Capitalized Subsequent to Acquisition Improvements	42,842
Cost Capitalized Subsequent to Acquisition Carrying Costs	12,173
Gross Amount at Which Carried at Close of Period Land	359,412
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	828,892
Gross Amount at Which Carried at Close of Period Total	1,188,304
Accumulated Depreciation	713,940
Date Acquired	11/1/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MD [Member] | Waldorf [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waldorf
Location	MD
Initial Cost [Abstract]
Land	237,207
Buildings, Improvements and Acquisition Fees	526,844
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	237,207
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	527,016
Gross Amount at Which Carried at Close of Period Total	764,223
Accumulated Depreciation	505,921
Date Acquired	12/31/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MD [Member] | Ellicott City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ellicott City
Location	MD
Initial Cost [Abstract]
Land	219,368
Buildings, Improvements and Acquisition Fees	630,839
Cost Capitalized Subsequent to Acquisition Improvements	26,550
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	219,368
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	657,389
Gross Amount at Which Carried at Close of Period Total	876,757
Accumulated Depreciation	592,602
Date Acquired	12/19/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MD [Member] | Frederick [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Frederick
Location	MD
Initial Cost [Abstract]
Land	203,352
Buildings, Improvements and Acquisition Fees	1,017,109
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	203,352
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,017,109
Gross Amount at Which Carried at Close of Period Total	1,220,461
Accumulated Depreciation	547,544
Date Acquired	7/6/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MD [Member] | Olney [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Olney
Location	MD
Initial Cost [Abstract]
Land	342,500
Buildings, Improvements and Acquisition Fees	760,701
Cost Capitalized Subsequent to Acquisition Improvements	4,400
Cost Capitalized Subsequent to Acquisition Carrying Costs	41,605
Gross Amount at Which Carried at Close of Period Land	342,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	806,706
Gross Amount at Which Carried at Close of Period Total	1,149,206
Accumulated Depreciation	744,537
Date Acquired	12/18/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MD [Member] | Waldorf1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waldorf
Location	MD
Initial Cost [Abstract]
Land	130,430
Buildings, Improvements and Acquisition Fees	604,702
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	130,430
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	604,980
Gross Amount at Which Carried at Close of Period Total	735,410
Accumulated Depreciation	604,906
Date Acquired	9/26/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | Florissant [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Florissant
Location	MO
Initial Cost [Abstract]
Land	318,500
Buildings, Improvements and Acquisition Fees	707,399
Cost Capitalized Subsequent to Acquisition Improvements	78,556
Cost Capitalized Subsequent to Acquisition Carrying Costs	10,975
Gross Amount at Which Carried at Close of Period Land	318,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	796,930
Gross Amount at Which Carried at Close of Period Total	1,115,430
Accumulated Depreciation	655,218
Date Acquired	3/30/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | Florissant1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Florissant
Location	MO
Initial Cost [Abstract]
Land	181,300
Buildings, Improvements and Acquisition Fees	402,672
Cost Capitalized Subsequent to Acquisition Improvements	34,635
Cost Capitalized Subsequent to Acquisition Carrying Costs	12,499
Gross Amount at Which Carried at Close of Period Land	181,300
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	449,806
Gross Amount at Which Carried at Close of Period Total	631,106
Accumulated Depreciation	376,688
Date Acquired	3/29/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | Gladstone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gladstone
Location	MO
Initial Cost [Abstract]
Land	294,000
Buildings, Improvements and Acquisition Fees	652,987
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	9,295
Gross Amount at Which Carried at Close of Period Land	294,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	662,282
Gross Amount at Which Carried at Close of Period Total	956,282
Accumulated Depreciation	607,205
Date Acquired	9/29/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | Lees Summit [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lee's Summit
Location	MO
Initial Cost [Abstract]
Land	330,000
Buildings, Improvements and Acquisition Fees	993,787
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	993,787
Gross Amount at Which Carried at Close of Period Total	1,323,787
Accumulated Depreciation	488,641
Date of Construction	7/26/1999
Date Acquired	6/17/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | Lees Summit1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lee's Summit
Location	MO
Initial Cost [Abstract]
Land	313,740
Buildings, Improvements and Acquisition Fees	939,367
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	313,740
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	939,367
Gross Amount at Which Carried at Close of Period Total	1,253,107
Accumulated Depreciation	458,771
Date of Construction	9/8/1999
Date Acquired	6/30/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | Lees Summit2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lee's Summit
Location	MO
Initial Cost [Abstract]
Land	239,627
Buildings, Improvements and Acquisition Fees	532,220
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	179
Gross Amount at Which Carried at Close of Period Land	239,627
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	532,399
Gross Amount at Which Carried at Close of Period Total	772,026
Accumulated Depreciation	472,100
Date Acquired	9/27/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | Liberty [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Liberty
Location	MO
Initial Cost [Abstract]
Land	65,400
Buildings, Improvements and Acquisition Fees	303,211
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	123
Gross Amount at Which Carried at Close of Period Land	65,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	328,334
Gross Amount at Which Carried at Close of Period Total	393,734
Accumulated Depreciation	318,008
Date Acquired	6/18/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | North Kansas City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Kansas City
Location	MO
Initial Cost [Abstract]
Land	307,784
Buildings, Improvements and Acquisition Fees	910,401
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	307,784
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	910,401
Gross Amount at Which Carried at Close of Period Total	1,218,185
Accumulated Depreciation	474,405
Date of Construction	9/28/1999
Date Acquired	8/21/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NJ [Member] | Clementon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clementon
Location	NJ
Initial Cost [Abstract]
Land	279,851
Buildings, Improvements and Acquisition Fees	554,060
Cost Capitalized Subsequent to Acquisition Improvements	18,899
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	279,851
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	572,959
Gross Amount at Which Carried at Close of Period Total	852,810
Accumulated Depreciation	447,515
Date Acquired	9/9/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OK [Member] | Midwest City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midwest City
Location	OK
Initial Cost [Abstract]
Land	67,800
Buildings, Improvements and Acquisition Fees	314,338
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	67,800
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	314,338
Gross Amount at Which Carried at Close of Period Total	382,138
Accumulated Depreciation	314,338
Date Acquired	8/14/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OK [Member] | Oklahoma City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oklahoma City
Location	OK
Initial Cost [Abstract]
Land	50,800
Buildings, Improvements and Acquisition Fees	214,474
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	50,800
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	214,647
Gross Amount at Which Carried at Close of Period Total	265,447
Accumulated Depreciation	214,587
Date Acquired	6/15/1982
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | OK [Member] | Oklahoma City1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oklahoma City
Location	OK
Initial Cost [Abstract]
Land	79,000
Buildings, Improvements and Acquisition Fees	366,261
Cost Capitalized Subsequent to Acquisition Improvements	17,659
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	79,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	384,093
Gross Amount at Which Carried at Close of Period Total	463,093
Accumulated Depreciation	381,092
Date Acquired	11/14/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OK [Member] | Broken Arrow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Broken Arrow
Location	OK
Initial Cost [Abstract]
Land	78,705
Buildings, Improvements and Acquisition Fees	220,434
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	78,705
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	220,434
Gross Amount at Which Carried at Close of Period Total	299,139
Accumulated Depreciation	220,434
Date Acquired	1/27/1983
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | OK [Member] | Yukon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yukon
Location	OK
Initial Cost [Abstract]
Land	61,000
Buildings, Improvements and Acquisition Fees	282,812
Cost Capitalized Subsequent to Acquisition Improvements	27,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	61,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	309,985
Gross Amount at Which Carried at Close of Period Total	370,985
Accumulated Depreciation	299,846
Date Acquired	5/2/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | SC [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	58,160
Buildings, Improvements and Acquisition Fees	269,643
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	139
Gross Amount at Which Carried at Close of Period Land	58,160
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	269,782
Gross Amount at Which Carried at Close of Period Total	327,942
Accumulated Depreciation	269,778
Date Acquired	11/14/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | SC [Member] | Charleston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charleston
Location	SC
Initial Cost [Abstract]
Land	140,700
Buildings, Improvements and Acquisition Fees	312,498
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	376
Gross Amount at Which Carried at Close of Period Land	140,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	337,874
Gross Amount at Which Carried at Close of Period Total	478,574
Accumulated Depreciation	299,023
Date Acquired	3/28/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | SC [Member] | Charleston1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charleston
Location	SC
Initial Cost [Abstract]
Land	125,593
Buildings, Improvements and Acquisition Fees	278,947
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	514
Gross Amount at Which Carried at Close of Period Land	125,593
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	279,461
Gross Amount at Which Carried at Close of Period Total	405,054
Accumulated Depreciation	263,233
Date Acquired	5/26/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | SC [Member] | Columbia1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	160,831
Buildings, Improvements and Acquisition Fees	313,600
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	223
Gross Amount at Which Carried at Close of Period Land	160,831
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	313,823
Gross Amount at Which Carried at Close of Period Total	474,654
Accumulated Depreciation	277,027
Date Acquired	12/14/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | SC [Member] | Goose Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Goose Creek
Location	SC
Initial Cost [Abstract]
Land	61,635
Buildings, Improvements and Acquisition Fees	192,905
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	376
Gross Amount at Which Carried at Close of Period Land	61,635
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	193,281
Gross Amount at Which Carried at Close of Period Total	254,916
Accumulated Depreciation	193,077
Date Acquired	12/22/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | SC [Member] | Summerville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Summerville
Location	SC
Initial Cost [Abstract]
Land	44,400
Buildings, Improvements and Acquisition Fees	174,500
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	321
Gross Amount at Which Carried at Close of Period Land	44,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	174,821
Gross Amount at Which Carried at Close of Period Total	219,221
Accumulated Depreciation	174,584
Date Acquired	12/22/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | SC [Member] | Sumter [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	56,010
Buildings, Improvements and Acquisition Fees	268,903
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	344
Gross Amount at Which Carried at Close of Period Land	56,010
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	269,247
Gross Amount at Which Carried at Close of Period Total	325,257
Accumulated Depreciation	269,222
Date Acquired	6/18/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | VA [Member] | Richmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	269,500
Buildings, Improvements and Acquisition Fees	598,567
Cost Capitalized Subsequent to Acquisition Improvements	2,740
Cost Capitalized Subsequent to Acquisition Carrying Costs	199
Gross Amount at Which Carried at Close of Period Land	269,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	601,506
Gross Amount at Which Carried at Close of Period Total	871,006
Accumulated Depreciation	543,460
Date Acquired	3/28/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | VA [Member] | Chesapeake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chesapeake
Location	VA
Initial Cost [Abstract]
Land	190,050
Buildings, Improvements and Acquisition Fees	422,107
Cost Capitalized Subsequent to Acquisition Improvements	24,568
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	190,050
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	446,675
Gross Amount at Which Carried at Close of Period Total	636,725
Accumulated Depreciation	398,179
Date Acquired	3/28/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | VA [Member] | Virginia Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Virginia Beach
Location	VA
Initial Cost [Abstract]
Land	69,080
Buildings, Improvements and Acquisition Fees	320,270
Cost Capitalized Subsequent to Acquisition Improvements	29,024
Cost Capitalized Subsequent to Acquisition Carrying Costs	13,825
Gross Amount at Which Carried at Close of Period Land	69,080
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	363,119
Gross Amount at Which Carried at Close of Period Total	432,199
Accumulated Depreciation	330,377
Date Acquired	11/15/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | VA [Member] | Centreville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Centreville
Location	VA
Initial Cost [Abstract]
Land	371,000
Buildings, Improvements and Acquisition Fees	824,003
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	290
Gross Amount at Which Carried at Close of Period Land	371,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	824,293
Gross Amount at Which Carried at Close of Period Total	1,195,293
Accumulated Depreciation	731,148
Date Acquired	9/29/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | VA [Member] | Glen Allen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glen Allen
Location	VA
Initial Cost [Abstract]
Land	74,643
Buildings, Improvements and Acquisition Fees	346,060
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	283
Gross Amount at Which Carried at Close of Period Land	74,643
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	346,343
Gross Amount at Which Carried at Close of Period Total	420,986
Accumulated Depreciation	346,151
Date Acquired	6/20/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | VA [Member] | Portsmouth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portsmouth
Location	VA
Initial Cost [Abstract]
Land	171,575
Buildings, Improvements and Acquisition Fees	381,073
Cost Capitalized Subsequent to Acquisition Improvements	24,932
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	171,575
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	406,005
Gross Amount at Which Carried at Close of Period Total	577,580
Accumulated Depreciation	364,556
Date Acquired	12/21/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WI [Member] | Appleton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Appleton
Location	WI
Initial Cost [Abstract]
Land	196,000
Buildings, Improvements and Acquisition Fees	424,038
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	370
Gross Amount at Which Carried at Close of Period Land	196,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	424,408
Gross Amount at Which Carried at Close of Period Total	620,408
Accumulated Depreciation	362,898
Date Acquired	7/10/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WI [Member] | Waukesha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waukesha
Location	WI
Initial Cost [Abstract]
Land	233,100
Buildings, Improvements and Acquisition Fees	461,500
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	370
Gross Amount at Which Carried at Close of Period Land	233,100
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	461,870
Gross Amount at Which Carried at Close of Period Total	694,970
Accumulated Depreciation	386,335
Date Acquired	12/13/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WI [Member] | Waukesha1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waukesha
Location	WI
Initial Cost [Abstract]
Land	215,950
Buildings, Improvements and Acquisition Fees	427,546
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	370
Gross Amount at Which Carried at Close of Period Land	215,950
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	427,916
Gross Amount at Which Carried at Close of Period Total	643,866
Accumulated Depreciation	357,923
Date Acquired	12/13/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NH [Member] | Londonderry [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Londonderry
Location	NH
Initial Cost [Abstract]
Land	335,467
Buildings, Improvements and Acquisition Fees	745,082
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	335,467
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	745,360
Gross Amount at Which Carried at Close of Period Total	1,080,827
Accumulated Depreciation	663,770
Date Acquired	8/18/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	401,874
Buildings, Improvements and Acquisition Fees	933,768
Cost Capitalized Subsequent to Acquisition Improvements	103,336
Cost Capitalized Subsequent to Acquisition Carrying Costs	31,913
Gross Amount at Which Carried at Close of Period Land	401,874
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,069,017
Gross Amount at Which Carried at Close of Period Total	1,470,891
Accumulated Depreciation	548,348
Date Acquired	12/23/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | FL [Member] | Melbourne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Melbourne
Location	FL
Initial Cost [Abstract]
Land	269,697
Buildings, Improvements and Acquisition Fees	522,414
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	716
Gross Amount at Which Carried at Close of Period Land	269,697
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	523,130
Gross Amount at Which Carried at Close of Period Total	792,827
Accumulated Depreciation	316,345
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | FL [Member] | Mary Esther [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mary Esther
Location	FL
Initial Cost [Abstract]
Land	149,696
Buildings, Improvements and Acquisition Fees	363,263
Cost Capitalized Subsequent to Acquisition Improvements	60,014
Cost Capitalized Subsequent to Acquisition Carrying Costs	57
Gross Amount at Which Carried at Close of Period Land	149,696
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	423,334
Gross Amount at Which Carried at Close of Period Total	573,030
Accumulated Depreciation	228,074
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | NY [Member] | Westbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westbury
Location	NY
Initial Cost [Abstract]
Land	6,333,590
Buildings, Improvements and Acquisition Fees	3,952,773
Cost Capitalized Subsequent to Acquisition Improvements	20,493
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	6,333,590
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,973,266
Gross Amount at Which Carried at Close of Period Total	10,306,856
Accumulated Depreciation	2,267,121
Date Acquired	9/29/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | GA [Member] | Smyrna [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Smyrna
Location	GA
Initial Cost [Abstract]
Land	1,094,058
Buildings, Improvements and Acquisition Fees	3,090,236
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,094,058
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,090,236
Gross Amount at Which Carried at Close of Period Total	4,184,294
Accumulated Depreciation	1,797,373
Date Acquired	6/9/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | NC [Member] | Pineville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pineville
Location	NC
Initial Cost [Abstract]
Land	567,864
Buildings, Improvements and Acquisition Fees	840,284
Cost Capitalized Subsequent to Acquisition Improvements	37,249
Cost Capitalized Subsequent to Acquisition Carrying Costs	39,217
Gross Amount at Which Carried at Close of Period Land	567,864
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	916,750
Gross Amount at Which Carried at Close of Period Total	1,484,614
Accumulated Depreciation	462,251
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | TN [Member] | Bartlett [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bartlett
Location	TN
Initial Cost [Abstract]
Land	420,000
Buildings, Improvements and Acquisition Fees	674,437
Cost Capitalized Subsequent to Acquisition Improvements	38,966
Cost Capitalized Subsequent to Acquisition Carrying Costs	6,323
Gross Amount at Which Carried at Close of Period Land	420,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	719,726
Gross Amount at Which Carried at Close of Period Total	1,139,726
Accumulated Depreciation	341,427
Date of Construction	5/12/1999
Date Acquired	2/23/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | IN [Member] | Richmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	IN
Initial Cost [Abstract]
Land	93,999
Buildings, Improvements and Acquisition Fees	193,753
Cost Capitalized Subsequent to Acquisition Improvements	2,822
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	93,999
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	196,660
Gross Amount at Which Carried at Close of Period Total	290,659
Accumulated Depreciation	118,157
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | MI [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	MI
Initial Cost [Abstract]
Land	550,162
Buildings, Improvements and Acquisition Fees	571,590
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	550,162
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	571,590
Gross Amount at Which Carried at Close of Period Total	1,121,752
Accumulated Depreciation	294,493
Date of Construction	1/15/1999
Date Acquired	9/25/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	560,000
Buildings, Improvements and Acquisition Fees	821,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	560,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	821,637
Gross Amount at Which Carried at Close of Period Total	1,381,637
Accumulated Depreciation	256,074
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	440,000
Buildings, Improvements and Acquisition Fees	511,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	440,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	511,637
Gross Amount at Which Carried at Close of Period Total	951,637
Accumulated Depreciation	159,458
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	360,000
Buildings, Improvements and Acquisition Fees	421,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	360,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,637
Gross Amount at Which Carried at Close of Period Total	781,637
Accumulated Depreciation	131,408
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tucson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	220,000
Buildings, Improvements and Acquisition Fees	311,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	220,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	311,637
Gross Amount at Which Carried at Close of Period Total	531,637
Accumulated Depreciation	97,124
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Peoria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Peoria
Location	AZ
Initial Cost [Abstract]
Land	520,000
Buildings, Improvements and Acquisition Fees	751,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	520,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	751,637
Gross Amount at Which Carried at Close of Period Total	1,271,637
Accumulated Depreciation	234,258
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Sierra Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sierra Vista
Location	AZ
Initial Cost [Abstract]
Land	110,000
Buildings, Improvements and Acquisition Fees	301,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	110,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	301,637
Gross Amount at Which Carried at Close of Period Total	411,637
Accumulated Depreciation	94,008
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tucson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	240,000
Buildings, Improvements and Acquisition Fees	341,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	240,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	341,637
Gross Amount at Which Carried at Close of Period Total	581,637
Accumulated Depreciation	106,474
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	710,000
Buildings, Improvements and Acquisition Fees	591,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	710,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	591,637
Gross Amount at Which Carried at Close of Period Total	1,301,637
Accumulated Depreciation	184,391
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Scottsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Scottsdale
Location	AZ
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	201,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	201,637
Gross Amount at Which Carried at Close of Period Total	411,637
Accumulated Depreciation	62,841
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Scottsdale1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Scottsdale
Location	AZ
Initial Cost [Abstract]
Land	660,000
Buildings, Improvements and Acquisition Fees	1,031,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	660,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,031,637
Gross Amount at Which Carried at Close of Period Total	1,691,637
Accumulated Depreciation	321,524
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tempe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tempe
Location	AZ
Initial Cost [Abstract]
Land	620,000
Buildings, Improvements and Acquisition Fees	1,071,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	620,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,071,637
Gross Amount at Which Carried at Close of Period Total	1,691,637
Accumulated Depreciation	333,991
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Florence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Florence
Location	AZ
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	371,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	371,637
Gross Amount at Which Carried at Close of Period Total	521,637
Accumulated Depreciation	115,824
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Gilbert [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gilbert
Location	AZ
Initial Cost [Abstract]
Land	680,000
Buildings, Improvements and Acquisition Fees	1,111,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	680,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,111,637
Gross Amount at Which Carried at Close of Period Total	1,791,637
Accumulated Depreciation	346,458
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Litchfield Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Litchfield Park
Location	AZ
Initial Cost [Abstract]
Land	610,000
Buildings, Improvements and Acquisition Fees	531,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	610,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	531,637
Gross Amount at Which Carried at Close of Period Total	1,141,637
Accumulated Depreciation	165,691
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Marana [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marana
Location	AZ
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	331,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	331,637
Gross Amount at Which Carried at Close of Period Total	511,637
Accumulated Depreciation	103,358
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Marana1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marana
Location	AZ
Initial Cost [Abstract]
Land	330,000
Buildings, Improvements and Acquisition Fees	911,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	911,637
Gross Amount at Which Carried at Close of Period Total	1,241,637
Accumulated Depreciation	284,124
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Maricopa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maricopa
Location	AZ
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	361,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	361,637
Gross Amount at Which Carried at Close of Period Total	531,637
Accumulated Depreciation	112,708
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Mesa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	750,000
Buildings, Improvements and Acquisition Fees	1,071,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	750,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,071,637
Gross Amount at Which Carried at Close of Period Total	1,821,637
Accumulated Depreciation	333,991
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Mesa2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	810,000
Buildings, Improvements and Acquisition Fees	1,061,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	810,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,061,637
Gross Amount at Which Carried at Close of Period Total	1,871,637
Accumulated Depreciation	330,874
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Mesa3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	890,000
Buildings, Improvements and Acquisition Fees	1,081,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	890,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,081,637
Gross Amount at Which Carried at Close of Period Total	1,971,637
Accumulated Depreciation	337,108
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Mesa4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	780,000
Buildings, Improvements and Acquisition Fees	1,071,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	780,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,071,637
Gross Amount at Which Carried at Close of Period Total	1,851,637
Accumulated Depreciation	333,991
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Mesa5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	900,000
Buildings, Improvements and Acquisition Fees	1,191,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	900,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,191,637
Gross Amount at Which Carried at Close of Period Total	2,091,637
Accumulated Depreciation	371,391
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Payson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Payson
Location	AZ
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	351,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	351,637
Gross Amount at Which Carried at Close of Period Total	561,637
Accumulated Depreciation	109,591
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Payson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Payson
Location	AZ
Initial Cost [Abstract]
Land	260,000
Buildings, Improvements and Acquisition Fees	311,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	260,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	311,637
Gross Amount at Which Carried at Close of Period Total	571,637
Accumulated Depreciation	97,124
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	320,000
Buildings, Improvements and Acquisition Fees	661,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	661,637
Gross Amount at Which Carried at Close of Period Total	981,637
Accumulated Depreciation	206,208
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	450,000
Buildings, Improvements and Acquisition Fees	651,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	450,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,637
Gross Amount at Which Carried at Close of Period Total	1,101,637
Accumulated Depreciation	203,091
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	430,000
Buildings, Improvements and Acquisition Fees	711,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	430,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	711,637
Gross Amount at Which Carried at Close of Period Total	1,141,637
Accumulated Depreciation	221,791
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	730,000
Buildings, Improvements and Acquisition Fees	931,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	730,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	931,637
Gross Amount at Which Carried at Close of Period Total	1,661,637
Accumulated Depreciation	290,358
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	931,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	931,637
Gross Amount at Which Carried at Close of Period Total	1,331,637
Accumulated Depreciation	290,358
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	790,000
Buildings, Improvements and Acquisition Fees	1,051,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	790,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,051,637
Gross Amount at Which Carried at Close of Period Total	1,841,637
Accumulated Depreciation	327,758
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Pinetop [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pinetop
Location	AZ
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	311,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	311,637
Gross Amount at Which Carried at Close of Period Total	481,637
Accumulated Depreciation	97,124
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Queen Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Queen Creek
Location	AZ
Initial Cost [Abstract]
Land	520,000
Buildings, Improvements and Acquisition Fees	891,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	520,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	891,637
Gross Amount at Which Carried at Close of Period Total	1,411,637
Accumulated Depreciation	277,891
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tempe1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tempe
Location	AZ
Initial Cost [Abstract]
Land	270,000
Buildings, Improvements and Acquisition Fees	461,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	270,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	461,637
Gross Amount at Which Carried at Close of Period Total	731,637
Accumulated Depreciation	143,874
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tolleson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tolleson
Location	AZ
Initial Cost [Abstract]
Land	460,000
Buildings, Improvements and Acquisition Fees	1,231,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	460,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,231,637
Gross Amount at Which Carried at Close of Period Total	1,691,637
Accumulated Depreciation	383,858
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tombstone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tombstone
Location	AZ
Initial Cost [Abstract]
Land	110,000
Buildings, Improvements and Acquisition Fees	381,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	110,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	381,637
Gross Amount at Which Carried at Close of Period Total	491,637
Accumulated Depreciation	118,941
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tucson2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	550,000
Buildings, Improvements and Acquisition Fees	511,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	550,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	511,637
Gross Amount at Which Carried at Close of Period Total	1,061,637
Accumulated Depreciation	159,458
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tucson3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	126,000
Buildings, Improvements and Acquisition Fees	234,565
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	126,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	234,565
Gross Amount at Which Carried at Close of Period Total	360,565
Accumulated Depreciation	72,324
Date Acquired	4/14/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Wellton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wellton
Location	AZ
Initial Cost [Abstract]
Land	120,000
Buildings, Improvements and Acquisition Fees	291,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	120,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	291,637
Gross Amount at Which Carried at Close of Period Total	411,637
Accumulated Depreciation	90,891
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Wickenburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wickenburg
Location	AZ
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	291,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	291,637
Gross Amount at Which Carried at Close of Period Total	441,637
Accumulated Depreciation	90,891
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | CT [Member] | Manchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	CT
Initial Cost [Abstract]
Land	118,262
Buildings, Improvements and Acquisition Fees	305,510
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	118,262
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	305,510
Gross Amount at Which Carried at Close of Period Total	423,772
Accumulated Depreciation	205,201
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | CT [Member] | Vernon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vernon
Location	CT
Initial Cost [Abstract]
Land	179,646
Buildings, Improvements and Acquisition Fees	319,372
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	179,646
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	319,372
Gross Amount at Which Carried at Close of Period Total	499,018
Accumulated Depreciation	214,511
Date Acquired	3/9/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | CT [Member] | Westbrook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westbrook
Location	CT
Initial Cost [Abstract]
Land	98,247
Buildings, Improvements and Acquisition Fees	373,340
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	98,247
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	373,340
Gross Amount at Which Carried at Close of Period Total	471,587
Accumulated Depreciation	250,760
Date Acquired	3/9/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	FL
Initial Cost [Abstract]
Land	522,188
Buildings, Improvements and Acquisition Fees	371,885
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	522,188
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	371,885
Gross Amount at Which Carried at Close of Period Total	894,073
Accumulated Depreciation	187,801
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	301,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	301,637
Gross Amount at Which Carried at Close of Period Total	601,637
Accumulated Depreciation	94,008
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Tampa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	380,000
Buildings, Improvements and Acquisition Fees	361,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	380,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	361,637
Gross Amount at Which Carried at Close of Period Total	741,637
Accumulated Depreciation	112,708
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Tampa2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	320,000
Buildings, Improvements and Acquisition Fees	591,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	591,637
Gross Amount at Which Carried at Close of Period Total	911,637
Accumulated Depreciation	184,391
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Gainesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	FL
Initial Cost [Abstract]
Land	515,834
Buildings, Improvements and Acquisition Fees	873,187
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	515,834
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	873,187
Gross Amount at Which Carried at Close of Period Total	1,389,021
Accumulated Depreciation	440,958
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Lakeland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeland
Location	FL
Initial Cost [Abstract]
Land	527,076
Buildings, Improvements and Acquisition Fees	464,561
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	527,076
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	464,561
Gross Amount at Which Carried at Close of Period Total	991,637
Accumulated Depreciation	144,785
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	240,000
Buildings, Improvements and Acquisition Fees	301,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	240,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	301,637
Gross Amount at Which Carried at Close of Period Total	541,637
Accumulated Depreciation	94,008
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Panama City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Panama City
Location	FL
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	431,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,637
Gross Amount at Which Carried at Close of Period Total	641,637
Accumulated Depreciation	134,524
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Pensacola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pensacola
Location	FL
Initial Cost [Abstract]
Land	168,000
Buildings, Improvements and Acquisition Fees	312,727
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	168,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	312,727
Gross Amount at Which Carried at Close of Period Total	480,727
Accumulated Depreciation	96,422
Date Acquired	4/14/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Tallahassee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tallahassee
Location	FL
Initial Cost [Abstract]
Land	600,000
Buildings, Improvements and Acquisition Fees	341,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	600,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	341,637
Gross Amount at Which Carried at Close of Period Total	941,637
Accumulated Depreciation	106,474
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Webster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Webster
Location	FL
Initial Cost [Abstract]
Land	640,000
Buildings, Improvements and Acquisition Fees	1,071,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	640,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,071,637
Gross Amount at Which Carried at Close of Period Total	1,711,637
Accumulated Depreciation	333,991
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Clearwater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clearwater
Location	FL
Initial Cost [Abstract]
Land	359,792
Buildings, Improvements and Acquisition Fees	311,845
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	359,792
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	311,845
Gross Amount at Which Carried at Close of Period Total	671,637
Accumulated Depreciation	97,189
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Jacksonville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	FL
Initial Cost [Abstract]
Land	266,111
Buildings, Improvements and Acquisition Fees	494,206
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	266,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	494,206
Gross Amount at Which Carried at Close of Period Total	760,317
Accumulated Depreciation	152,380
Date Acquired	4/1/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Englewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Englewood
Location	FL
Initial Cost [Abstract]
Land	270,000
Buildings, Improvements and Acquisition Fees	331,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	270,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	331,637
Gross Amount at Which Carried at Close of Period Total	601,637
Accumulated Depreciation	103,358
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Archer [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Archer
Location	FL
Initial Cost [Abstract]
Land	296,238
Buildings, Improvements and Acquisition Fees	578,145
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	296,238
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	578,145
Gross Amount at Which Carried at Close of Period Total	874,383
Accumulated Depreciation	291,962
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Bushnell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bushnell
Location	FL
Initial Cost [Abstract]
Land	130,000
Buildings, Improvements and Acquisition Fees	291,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	130,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	291,637
Gross Amount at Which Carried at Close of Period Total	421,637
Accumulated Depreciation	90,891
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Cocoa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cocoa
Location	FL
Initial Cost [Abstract]
Land	323,827
Buildings, Improvements and Acquisition Fees	287,810
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	323,827
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	287,810
Gross Amount at Which Carried at Close of Period Total	611,637
Accumulated Depreciation	89,698
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Deltona [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Deltona
Location	FL
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	321,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	321,637
Gross Amount at Which Carried at Close of Period Total	461,637
Accumulated Depreciation	100,241
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Ellenton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ellenton
Location	FL
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	261,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	261,637
Gross Amount at Which Carried at Close of Period Total	511,637
Accumulated Depreciation	81,541
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Gainesville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	FL
Initial Cost [Abstract]
Land	480,318
Buildings, Improvements and Acquisition Fees	600,633
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	480,318
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	600,633
Gross Amount at Which Carried at Close of Period Total	1,080,951
Accumulated Depreciation	303,318
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Gainesville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	FL
Initial Cost [Abstract]
Land	347,310
Buildings, Improvements and Acquisition Fees	694,859
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	347,310
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	694,859
Gross Amount at Which Carried at Close of Period Total	1,042,169
Accumulated Depreciation	350,902
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Gainesville3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	FL
Initial Cost [Abstract]
Land	339,263
Buildings, Improvements and Acquisition Fees	658,807
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	339,263
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	658,807
Gross Amount at Which Carried at Close of Period Total	998,070
Accumulated Depreciation	332,696
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Gainesville4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	FL
Initial Cost [Abstract]
Land	351,921
Buildings, Improvements and Acquisition Fees	552,557
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	351,921
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	552,557
Gross Amount at Which Carried at Close of Period Total	904,478
Accumulated Depreciation	279,040
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Gainesville5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	FL
Initial Cost [Abstract]
Land	500,032
Buildings, Improvements and Acquisition Fees	850,291
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,032
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	850,291
Gross Amount at Which Carried at Close of Period Total	1,350,323
Accumulated Depreciation	429,396
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Homosassa Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Homosassa Springs
Location	FL
Initial Cost [Abstract]
Land	740,000
Buildings, Improvements and Acquisition Fees	621,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	740,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	621,637
Gross Amount at Which Carried at Close of Period Total	1,361,637
Accumulated Depreciation	193,741
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Hudson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hudson
Location	FL
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	351,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	351,637
Gross Amount at Which Carried at Close of Period Total	651,637
Accumulated Depreciation	109,591
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Intercession City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Intercession City
Location	FL
Initial Cost [Abstract]
Land	161,776
Buildings, Improvements and Acquisition Fees	319,861
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	161,776
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	319,861
Gross Amount at Which Carried at Close of Period Total	481,637
Accumulated Depreciation	99,687
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Key West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Key West
Location	FL
Initial Cost [Abstract]
Land	873,700
Buildings, Improvements and Acquisition Fees	627,937
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	873,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	627,937
Gross Amount at Which Carried at Close of Period Total	1,501,637
Accumulated Depreciation	195,704
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Key West1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Key West
Location	FL
Initial Cost [Abstract]
Land	492,785
Buildings, Improvements and Acquisition Fees	208,852
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	492,785
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	208,852
Gross Amount at Which Carried at Close of Period Total	701,637
Accumulated Depreciation	65,090
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Lakeland1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeland
Location	FL
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	321,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	321,637
Gross Amount at Which Carried at Close of Period Total	621,637
Accumulated Depreciation	100,241
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Lakeport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeport
Location	FL
Initial Cost [Abstract]
Land	180,342
Buildings, Improvements and Acquisition Fees	331,295
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,342
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	331,295
Gross Amount at Which Carried at Close of Period Total	511,637
Accumulated Depreciation	103,251
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Land O Lakes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Land O' Lakes
Location	FL
Initial Cost [Abstract]
Land	120,000
Buildings, Improvements and Acquisition Fees	361,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	120,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	361,637
Gross Amount at Which Carried at Close of Period Total	481,637
Accumulated Depreciation	112,708
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Lutz [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lutz
Location	FL
Initial Cost [Abstract]
Land	480,000
Buildings, Improvements and Acquisition Fees	421,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	480,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,637
Gross Amount at Which Carried at Close of Period Total	901,637
Accumulated Depreciation	131,408
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Naples [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Naples
Location	FL
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	301,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	301,637
Gross Amount at Which Carried at Close of Period Total	451,637
Accumulated Depreciation	94,008
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Naples1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Naples
Location	FL
Initial Cost [Abstract]
Land	620,000
Buildings, Improvements and Acquisition Fees	381,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	620,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	381,637
Gross Amount at Which Carried at Close of Period Total	1,001,637
Accumulated Depreciation	118,941
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | New Port Richey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Port Richey
Location	FL
Initial Cost [Abstract]
Land	190,000
Buildings, Improvements and Acquisition Fees	601,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	190,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	601,637
Gross Amount at Which Carried at Close of Period Total	791,637
Accumulated Depreciation	187,508
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | North Fort Meyers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Fort Meyers
Location	FL
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	281,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	281,637
Gross Amount at Which Carried at Close of Period Total	421,637
Accumulated Depreciation	87,774
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Okeechobee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Okeechobee
Location	FL
Initial Cost [Abstract]
Land	195,075
Buildings, Improvements and Acquisition Fees	346,562
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	195,075
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	346,562
Gross Amount at Which Carried at Close of Period Total	541,637
Accumulated Depreciation	108,009
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Palm Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palm Bay
Location	FL
Initial Cost [Abstract]
Land	230,880
Buildings, Improvements and Acquisition Fees	300,757
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,880
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,757
Gross Amount at Which Carried at Close of Period Total	531,637
Accumulated Depreciation	93,733
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Palm Harbor [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palm Harbor
Location	FL
Initial Cost [Abstract]
Land	510,000
Buildings, Improvements and Acquisition Fees	381,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	510,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	381,637
Gross Amount at Which Carried at Close of Period Total	891,637
Accumulated Depreciation	118,941
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Port Charlotte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Port Charlotte
Location	FL
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	311,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	311,637
Gross Amount at Which Carried at Close of Period Total	481,637
Accumulated Depreciation	97,124
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Port Charlotte1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Port Charlotte
Location	FL
Initial Cost [Abstract]
Land	200,000
Buildings, Improvements and Acquisition Fees	356,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	356,637
Gross Amount at Which Carried at Close of Period Total	556,637
Accumulated Depreciation	111,149
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Port Orange [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Port Orange
Location	FL
Initial Cost [Abstract]
Land	609,438
Buildings, Improvements and Acquisition Fees	512,199
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	609,438
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	512,199
Gross Amount at Which Carried at Close of Period Total	1,121,637
Accumulated Depreciation	159,633
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Punta Gorda [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Punta Gorda
Location	FL
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	511,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	511,637
Gross Amount at Which Carried at Close of Period Total	911,637
Accumulated Depreciation	159,458
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Winter Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winter Springs
Location	FL
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	291,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	291,637
Gross Amount at Which Carried at Close of Period Total	441,637
Accumulated Depreciation	90,891
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NY [Member] | Kingston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingston
Location	NY
Initial Cost [Abstract]
Land	257,763
Buildings, Improvements and Acquisition Fees	456,042
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	257,763
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	456,042
Gross Amount at Which Carried at Close of Period Total	713,805
Accumulated Depreciation	304,788
Date Acquired	4/6/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Norcross [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norcross
Location	GA
Initial Cost [Abstract]
Land	384,162
Buildings, Improvements and Acquisition Fees	651,273
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	384,162
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,273
Gross Amount at Which Carried at Close of Period Total	1,035,435
Accumulated Depreciation	378,764
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Rome [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rome
Location	GA
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	391,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,242
Gross Amount at Which Carried at Close of Period Total	601,242
Accumulated Depreciation	128,451
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Decatur [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Decatur
Location	GA
Initial Cost [Abstract]
Land	529,383
Buildings, Improvements and Acquisition Fees	532,429
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	529,383
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	532,429
Gross Amount at Which Carried at Close of Period Total	1,061,812
Accumulated Depreciation	309,635
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Lithonia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lithonia
Location	GA
Initial Cost [Abstract]
Land	386,784
Buildings, Improvements and Acquisition Fees	776,436
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	386,784
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	776,436
Gross Amount at Which Carried at Close of Period Total	1,163,220
Accumulated Depreciation	451,570
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Summerville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Summerville
Location	GA
Initial Cost [Abstract]
Land	66,231
Buildings, Improvements and Acquisition Fees	124,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	66,231
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	124,242
Gross Amount at Which Carried at Close of Period Total	190,473
Accumulated Depreciation	40,787
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Augusta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	620,000
Buildings, Improvements and Acquisition Fees	383,232
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	620,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	383,232
Gross Amount at Which Carried at Close of Period Total	1,003,232
Accumulated Depreciation	190,972
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Augusta1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	540,000
Buildings, Improvements and Acquisition Fees	337,853
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	540,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	337,853
Gross Amount at Which Carried at Close of Period Total	877,853
Accumulated Depreciation	168,359
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Augusta2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	510,000
Buildings, Improvements and Acquisition Fees	392,929
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	510,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	392,929
Gross Amount at Which Carried at Close of Period Total	902,929
Accumulated Depreciation	195,805
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Augusta3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	422,020
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	422,020
Gross Amount at Which Carried at Close of Period Total	602,020
Accumulated Depreciation	210,303
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Augusta4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	260,000
Buildings, Improvements and Acquisition Fees	392,171
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	260,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	392,171
Gross Amount at Which Carried at Close of Period Total	652,171
Accumulated Depreciation	195,429
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Augusta5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	240,000
Buildings, Improvements and Acquisition Fees	451,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	240,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	451,637
Gross Amount at Which Carried at Close of Period Total	691,637
Accumulated Depreciation	140,758
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Cahutta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cahutta
Location	GA
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	813,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,742
Gross Amount at Which Carried at Close of Period Total	1,251,242
Accumulated Depreciation	267,172
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Calhoun [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calhoun
Location	GA
Initial Cost [Abstract]
Land	122,500
Buildings, Improvements and Acquisition Fees	228,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	122,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	228,742
Gross Amount at Which Carried at Close of Period Total	351,242
Accumulated Depreciation	75,097
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Calhoun1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calhoun
Location	GA
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	488,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,742
Gross Amount at Which Carried at Close of Period Total	751,242
Accumulated Depreciation	160,464
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Cartersville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cartersville
Location	GA
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	488,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,742
Gross Amount at Which Carried at Close of Period Total	751,242
Accumulated Depreciation	160,464
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Chatsworth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chatsworth
Location	GA
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	261,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	47
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	261,289
Gross Amount at Which Carried at Close of Period Total	401,289
Accumulated Depreciation	85,795
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Chatsworth1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chatsworth
Location	GA
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	261,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	47
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	261,289
Gross Amount at Which Carried at Close of Period Total	401,289
Accumulated Depreciation	85,795
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Chatsworth2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chatsworth
Location	GA
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	261,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	47
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	261,289
Gross Amount at Which Carried at Close of Period Total	401,289
Accumulated Depreciation	85,795
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Chickamauga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chickamauga
Location	GA
Initial Cost [Abstract]
Land	181,731
Buildings, Improvements and Acquisition Fees	338,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	181,731
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,742
Gross Amount at Which Carried at Close of Period Total	520,473
Accumulated Depreciation	111,214
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dalton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dalton
Location	GA
Initial Cost [Abstract]
Land	171,500
Buildings, Improvements and Acquisition Fees	319,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	171,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	319,742
Gross Amount at Which Carried at Close of Period Total	491,242
Accumulated Depreciation	104,976
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dalton1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dalton
Location	GA
Initial Cost [Abstract]
Land	87,500
Buildings, Improvements and Acquisition Fees	163,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	87,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	163,742
Gross Amount at Which Carried at Close of Period Total	251,242
Accumulated Depreciation	53,756
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dalton2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dalton
Location	GA
Initial Cost [Abstract]
Land	485,650
Buildings, Improvements and Acquisition Fees	903,162
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	485,650
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	903,162
Gross Amount at Which Carried at Close of Period Total	1,388,812
Accumulated Depreciation	296,532
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dalton3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dalton
Location	GA
Initial Cost [Abstract]
Land	146,000
Buildings, Improvements and Acquisition Fees	272,385
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	146,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	272,385
Gross Amount at Which Carried at Close of Period Total	418,385
Accumulated Depreciation	89,427
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dalton4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dalton
Location	GA
Initial Cost [Abstract]
Land	420,000
Buildings, Improvements and Acquisition Fees	781,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	420,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	781,242
Gross Amount at Which Carried at Close of Period Total	1,201,242
Accumulated Depreciation	256,501
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dalton5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dalton
Location	GA
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	391,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,242
Gross Amount at Which Carried at Close of Period Total	601,242
Accumulated Depreciation	128,451
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dalton6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dalton
Location	GA
Initial Cost [Abstract]
Land	332,500
Buildings, Improvements and Acquisition Fees	618,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	332,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	618,742
Gross Amount at Which Carried at Close of Period Total	951,242
Accumulated Depreciation	203,147
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dunwoody [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dunwoody
Location	GA
Initial Cost [Abstract]
Land	545,462
Buildings, Improvements and Acquisition Fees	724,254
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	545,462
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	724,254
Gross Amount at Which Carried at Close of Period Total	1,269,716
Accumulated Depreciation	421,205
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Flintstone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flintstone
Location	GA
Initial Cost [Abstract]
Land	157,500
Buildings, Improvements and Acquisition Fees	293,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	157,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	293,742
Gross Amount at Which Carried at Close of Period Total	451,242
Accumulated Depreciation	96,439
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Lafayette [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lafayette
Location	GA
Initial Cost [Abstract]
Land	122,500
Buildings, Improvements and Acquisition Fees	228,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	122,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	228,742
Gross Amount at Which Carried at Close of Period Total	351,242
Accumulated Depreciation	75,097
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Mableton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mableton
Location	GA
Initial Cost [Abstract]
Land	491,069
Buildings, Improvements and Acquisition Fees	355,957
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	491,069
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	355,957
Gross Amount at Which Carried at Close of Period Total	847,026
Accumulated Depreciation	207,000
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Martinez [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Martinez
Location	GA
Initial Cost [Abstract]
Land	450,000
Buildings, Improvements and Acquisition Fees	402,777
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	450,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	402,777
Gross Amount at Which Carried at Close of Period Total	852,777
Accumulated Depreciation	200,713
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Martinez1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Martinez
Location	GA
Initial Cost [Abstract]
Land	830,000
Buildings, Improvements and Acquisition Fees	871,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	830,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	871,637
Gross Amount at Which Carried at Close of Period Total	1,701,637
Accumulated Depreciation	271,658
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Ringgold [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ringgold
Location	GA
Initial Cost [Abstract]
Land	385,000
Buildings, Improvements and Acquisition Fees	716,242
Cost Capitalized Subsequent to Acquisition Improvements	(21,175)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	363,825
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	716,242
Gross Amount at Which Carried at Close of Period Total	1,080,067
Accumulated Depreciation	235,160
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Ringgold1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ringgold
Location	GA
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	0
Gross Amount at Which Carried at Close of Period Total	350,000
Accumulated Depreciation	0
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Ringgold2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ringgold
Location	GA
Initial Cost [Abstract]
Land	234,500
Buildings, Improvements and Acquisition Fees	1,168,914
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	234,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,168,914
Gross Amount at Which Carried at Close of Period Total	1,403,414
Accumulated Depreciation	332,564
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Ringgold3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ringgold
Location	GA
Initial Cost [Abstract]
Land	482,251
Buildings, Improvements and Acquisition Fees	896,851
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	482,251
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	896,851
Gross Amount at Which Carried at Close of Period Total	1,379,102
Accumulated Depreciation	294,460
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Rocky Face [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rocky Face
Location	GA
Initial Cost [Abstract]
Land	164,231
Buildings, Improvements and Acquisition Fees	306,241
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	164,231
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	306,241
Gross Amount at Which Carried at Close of Period Total	470,472
Accumulated Depreciation	100,543
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Rome1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rome
Location	GA
Initial Cost [Abstract]
Land	199,199
Buildings, Improvements and Acquisition Fees	371,183
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	199,199
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	371,183
Gross Amount at Which Carried at Close of Period Total	570,382
Accumulated Depreciation	121,865
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Rome2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rome
Location	GA
Initial Cost [Abstract]
Land	201,791
Buildings, Improvements and Acquisition Fees	375,997
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	201,791
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	375,997
Gross Amount at Which Carried at Close of Period Total	577,788
Accumulated Depreciation	123,446
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Rome3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rome
Location	GA
Initial Cost [Abstract]
Land	315,000
Buildings, Improvements and Acquisition Fees	586,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	315,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	586,242
Gross Amount at Which Carried at Close of Period Total	901,242
Accumulated Depreciation	192,476
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Rossville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rossville
Location	GA
Initial Cost [Abstract]
Land	157,500
Buildings, Improvements and Acquisition Fees	293,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	157,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	293,742
Gross Amount at Which Carried at Close of Period Total	451,242
Accumulated Depreciation	96,439
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Trenton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Trenton
Location	GA
Initial Cost [Abstract]
Land	129,231
Buildings, Improvements and Acquisition Fees	241,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	129,231
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	241,242
Gross Amount at Which Carried at Close of Period Total	370,473
Accumulated Depreciation	79,202
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Ham Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ham Lake
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Princeton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Princeton
Location	MN
Initial Cost [Abstract]
Land	546,257
Buildings, Improvements and Acquisition Fees	1,012,476
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	546,257
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,014,476
Gross Amount at Which Carried at Close of Period Total	1,560,733
Accumulated Depreciation	42,403
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Newport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newport
Location	MN
Initial Cost [Abstract]
Land	967,228
Buildings, Improvements and Acquisition Fees	1,794,280
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	967,228
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,796,280
Gross Amount at Which Carried at Close of Period Total	2,763,508
Accumulated Depreciation	74,978
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Cloud [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Cloud
Location	MN
Initial Cost [Abstract]
Land	786,129
Buildings, Improvements and Acquisition Fees	1,458,454
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	786,129
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,459,954
Gross Amount at Which Carried at Close of Period Total	2,246,083
Accumulated Depreciation	60,931
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Woodbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woodbury
Location	MN
Initial Cost [Abstract]
Land	962,500
Buildings, Improvements and Acquisition Fees	1,786,000
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	962,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,787,500
Gross Amount at Which Carried at Close of Period Total	2,750,000
Accumulated Depreciation	74,579
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Eagan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eagan
Location	MN
Initial Cost [Abstract]
Land	699,277
Buildings, Improvements and Acquisition Fees	1,296,658
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	699,277
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,298,658
Gross Amount at Which Carried at Close of Period Total	1,997,935
Accumulated Depreciation	54,244
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Alexandria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alexandria
Location	MN
Initial Cost [Abstract]
Land	132,924
Buildings, Improvements and Acquisition Fees	244,858
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	132,924
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	246,858
Gross Amount at Which Carried at Close of Period Total	379,782
Accumulated Depreciation	10,419
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Roseville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roseville
Location	MN
Initial Cost [Abstract]
Land	403,786
Buildings, Improvements and Acquisition Fees	748,387
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	403,786
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	749,887
Gross Amount at Which Carried at Close of Period Total	1,153,673
Accumulated Depreciation	31,345
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Apple Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Apple Valley
Location	MN
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	648,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,000
Gross Amount at Which Carried at Close of Period Total	1,000,000
Accumulated Depreciation	27,217
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Brooklyn Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brooklyn Park
Location	MN
Initial Cost [Abstract]
Land	830,336
Buildings, Improvements and Acquisition Fees	1,540,052
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	830,336
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,542,052
Gross Amount at Which Carried at Close of Period Total	2,372,388
Accumulated Depreciation	64,386
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Eden Prairie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eden Prairie
Location	MN
Initial Cost [Abstract]
Land	947,702
Buildings, Improvements and Acquisition Fees	1,758,519
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	947,702
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,760,019
Gross Amount at Which Carried at Close of Period Total	2,707,721
Accumulated Depreciation	73,434
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | White Bear Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	White Bear Lake
Location	MN
Initial Cost [Abstract]
Land	943,945
Buildings, Improvements and Acquisition Fees	1,751,040
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	943,945
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,753,040
Gross Amount at Which Carried at Close of Period Total	2,696,985
Accumulated Depreciation	73,177
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Andover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Andover
Location	MN
Initial Cost [Abstract]
Land	888,706
Buildings, Improvements and Acquisition Fees	1,648,454
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	888,706
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,650,454
Gross Amount at Which Carried at Close of Period Total	2,539,160
Accumulated Depreciation	68,902
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Baxter [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Baxter
Location	MN
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	648,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,000
Gross Amount at Which Carried at Close of Period Total	1,000,000
Accumulated Depreciation	27,217
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Blaine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Blaine
Location	MN
Initial Cost [Abstract]
Land	767,270
Buildings, Improvements and Acquisition Fees	1,422,929
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	767,270
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,424,929
Gross Amount at Which Carried at Close of Period Total	2,192,199
Accumulated Depreciation	59,505
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Bloomington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bloomington
Location	MN
Initial Cost [Abstract]
Land	676,771
Buildings, Improvements and Acquisition Fees	1,255,359
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	676,771
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,256,859
Gross Amount at Which Carried at Close of Period Total	1,933,630
Accumulated Depreciation	52,469
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Bloomington1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bloomington
Location	MN
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	485,500
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	487,500
Gross Amount at Which Carried at Close of Period Total	750,000
Accumulated Depreciation	20,446
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Brainerd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brainerd
Location	MN
Initial Cost [Abstract]
Land	490,000
Buildings, Improvements and Acquisition Fees	907,000
Cost Capitalized Subsequent to Acquisition Improvements	3,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	910,000
Gross Amount at Which Carried at Close of Period Total	1,400,000
Accumulated Depreciation	38,117
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Brooklyn Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brooklyn Center
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,818,061
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,915
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Brooklyn Center1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brooklyn Center
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Brooklyn Center2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brooklyn Center
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Brooklyn Park1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brooklyn Park
Location	MN
Initial Cost [Abstract]
Land	578,964
Buildings, Improvements and Acquisition Fees	1,073,220
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	578,964
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,075,220
Gross Amount at Which Carried at Close of Period Total	1,654,184
Accumulated Depreciation	44,934
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Burnsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burnsville
Location	MN
Initial Cost [Abstract]
Land	615,240
Buildings, Improvements and Acquisition Fees	1,141,089
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	615,240
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,142,589
Gross Amount at Which Carried at Close of Period Total	1,757,829
Accumulated Depreciation	47,708
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Burnsville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burnsville
Location	MN
Initial Cost [Abstract]
Land	515,298
Buildings, Improvements and Acquisition Fees	954,981
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	515,298
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	956,981
Gross Amount at Which Carried at Close of Period Total	1,472,279
Accumulated Depreciation	40,008
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Burnsville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burnsville
Location	MN
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	648,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,000
Gross Amount at Which Carried at Close of Period Total	1,000,000
Accumulated Depreciation	27,217
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Burnsville3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burnsville
Location	MN
Initial Cost [Abstract]
Land	932,558
Buildings, Improvements and Acquisition Fees	1,729,892
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	932,558
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,731,892
Gross Amount at Which Carried at Close of Period Total	2,664,450
Accumulated Depreciation	72,296
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Chaska [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chaska
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Chaska1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chaska
Location	MN
Initial Cost [Abstract]
Land	490,000
Buildings, Improvements and Acquisition Fees	908,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	910,000
Gross Amount at Which Carried at Close of Period Total	1,400,000
Accumulated Depreciation	38,050
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Columbia Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia Heights
Location	MN
Initial Cost [Abstract]
Land	673,068
Buildings, Improvements and Acquisition Fees	1,248,483
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	673,068
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,249,983
Gross Amount at Which Carried at Close of Period Total	1,923,051
Accumulated Depreciation	52,183
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Coon Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coon Rapids
Location	MN
Initial Cost [Abstract]
Land	490,000
Buildings, Improvements and Acquisition Fees	908,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	910,000
Gross Amount at Which Carried at Close of Period Total	1,400,000
Accumulated Depreciation	38,050
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Cottage Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cottage Grove
Location	MN
Initial Cost [Abstract]
Land	805,888
Buildings, Improvements and Acquisition Fees	1,494,650
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	805,888
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,496,650
Gross Amount at Which Carried at Close of Period Total	2,302,538
Accumulated Depreciation	62,494
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Crystal [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Crystal
Location	MN
Initial Cost [Abstract]
Land	552,641
Buildings, Improvements and Acquisition Fees	1,024,332
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	552,641
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,026,332
Gross Amount at Which Carried at Close of Period Total	1,578,973
Accumulated Depreciation	42,897
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Crystal1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Crystal
Location	MN
Initial Cost [Abstract]
Land	740,518
Buildings, Improvements and Acquisition Fees	1,373,248
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	740,518
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,375,248
Gross Amount at Which Carried at Close of Period Total	2,115,766
Accumulated Depreciation	57,435
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Eagan1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eagan
Location	MN
Initial Cost [Abstract]
Land	906,287
Buildings, Improvements and Acquisition Fees	1,680,604
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	906,287
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,683,104
Gross Amount at Which Carried at Close of Period Total	2,589,391
Accumulated Depreciation	70,296
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Eden Prairie1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eden Prairie
Location	MN
Initial Cost [Abstract]
Land	485,526
Buildings, Improvements and Acquisition Fees	899,690
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	485,526
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	901,690
Gross Amount at Which Carried at Close of Period Total	1,387,216
Accumulated Depreciation	37,704
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Edina [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Edina
Location	MN
Initial Cost [Abstract]
Land	568,893
Buildings, Improvements and Acquisition Fees	1,054,516
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	568,893
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,056,516
Gross Amount at Which Carried at Close of Period Total	1,625,409
Accumulated Depreciation	44,155
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Elk River [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elk River
Location	MN
Initial Cost [Abstract]
Land	613,113
Buildings, Improvements and Acquisition Fees	1,137,137
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	613,113
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,138,637
Gross Amount at Which Carried at Close of Period Total	1,751,750
Accumulated Depreciation	47,543
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Elk River1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elk River
Location	MN
Initial Cost [Abstract]
Land	456,850
Buildings, Improvements and Acquisition Fees	846,435
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	456,850
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	848,435
Gross Amount at Which Carried at Close of Period Total	1,305,285
Accumulated Depreciation	35,485
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Excelsior [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Excelsior
Location	MN
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	485,500
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	487,500
Gross Amount at Which Carried at Close of Period Total	750,000
Accumulated Depreciation	20,446
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Falcon Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Falcon Heights
Location	MN
Initial Cost [Abstract]
Land	494,415
Buildings, Improvements and Acquisition Fees	916,199
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	494,415
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	918,199
Gross Amount at Which Carried at Close of Period Total	1,412,614
Accumulated Depreciation	38,392
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Farmington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Farmington
Location	MN
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	810,500
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	812,500
Gross Amount at Which Carried at Close of Period Total	1,250,000
Accumulated Depreciation	33,988
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Forest Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Forest Lake
Location	MN
Initial Cost [Abstract]
Land	398,985
Buildings, Improvements and Acquisition Fees	739,473
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	398,985
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	740,973
Gross Amount at Which Carried at Close of Period Total	1,139,958
Accumulated Depreciation	30,974
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Fridley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fridley
Location	MN
Initial Cost [Abstract]
Land	519,325
Buildings, Improvements and Acquisition Fees	962,461
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	519,325
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	964,461
Gross Amount at Which Carried at Close of Period Total	1,483,786
Accumulated Depreciation	40,319
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Fridley1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fridley
Location	MN
Initial Cost [Abstract]
Land	706,295
Buildings, Improvements and Acquisition Fees	1,309,691
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	706,295
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,311,691
Gross Amount at Which Carried at Close of Period Total	2,017,986
Accumulated Depreciation	54,787
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Fridley2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fridley
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,675
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Golden Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Golden Valley
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Hastings [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hastings
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Inver Grove Hghts [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Inver Grove Hghts
Location	MN
Initial Cost [Abstract]
Land	134,705
Buildings, Improvements and Acquisition Fees	248,666
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	134,705
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	250,166
Gross Amount at Which Carried at Close of Period Total	384,871
Accumulated Depreciation	10,524
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Inver Grove Hghts1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Inver Grove Hghts
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Lakeville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeville
Location	MN
Initial Cost [Abstract]
Land	631,855
Buildings, Improvements and Acquisition Fees	1,171,446
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	631,855
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,173,446
Gross Amount at Which Carried at Close of Period Total	1,805,301
Accumulated Depreciation	49,027
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Lakeville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeville
Location	MN
Initial Cost [Abstract]
Land	654,912
Buildings, Improvements and Acquisition Fees	1,214,266
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	654,912
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,216,266
Gross Amount at Which Carried at Close of Period Total	1,871,178
Accumulated Depreciation	50,811
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Litchfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Litchfield
Location	MN
Initial Cost [Abstract]
Land	388,788
Buildings, Improvements and Acquisition Fees	720,536
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	388,788
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	722,036
Gross Amount at Which Carried at Close of Period Total	1,110,824
Accumulated Depreciation	30,185
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Little Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Little Falls
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Long Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Long Lake
Location	MN
Initial Cost [Abstract]
Land	808,543
Buildings, Improvements and Acquisition Fees	1,499,579
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	808,543
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,501,579
Gross Amount at Which Carried at Close of Period Total	2,310,122
Accumulated Depreciation	62,699
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Maplewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maplewood
Location	MN
Initial Cost [Abstract]
Land	931,427
Buildings, Improvements and Acquisition Fees	1,728,293
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	931,427
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,729,793
Gross Amount at Which Carried at Close of Period Total	2,661,220
Accumulated Depreciation	72,175
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Maplewood1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maplewood
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,675
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Mendota Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mendota Heights
Location	MN
Initial Cost [Abstract]
Land	827,026
Buildings, Improvements and Acquisition Fees	1,533,906
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	827,026
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,535,906
Gross Amount at Which Carried at Close of Period Total	2,362,932
Accumulated Depreciation	64,129
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Mendota Heights1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mendota Heights
Location	MN
Initial Cost [Abstract]
Land	717,808
Buildings, Improvements and Acquisition Fees	1,331,072
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	717,808
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,333,072
Gross Amount at Which Carried at Close of Period Total	2,050,880
Accumulated Depreciation	55,678
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	365,977
Buildings, Improvements and Acquisition Fees	678,171
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	365,977
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	679,671
Gross Amount at Which Carried at Close of Period Total	1,045,648
Accumulated Depreciation	28,420
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	738,535
Buildings, Improvements and Acquisition Fees	1,370,064
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	738,535
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,371,564
Gross Amount at Which Carried at Close of Period Total	2,110,099
Accumulated Depreciation	57,249
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	811,510
Buildings, Improvements and Acquisition Fees	1,505,590
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	811,510
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,507,090
Gross Amount at Which Carried at Close of Period Total	2,318,600
Accumulated Depreciation	62,895
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	648,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,000
Gross Amount at Which Carried at Close of Period Total	1,000,000
Accumulated Depreciation	27,183
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	759,822
Buildings, Improvements and Acquisition Fees	1,409,597
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	759,822
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,411,097
Gross Amount at Which Carried at Close of Period Total	2,170,919
Accumulated Depreciation	58,896
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	967,640
Buildings, Improvements and Acquisition Fees	1,795,045
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	967,640
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,797,045
Gross Amount at Which Carried at Close of Period Total	2,764,685
Accumulated Depreciation	75,010
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	856,122
Buildings, Improvements and Acquisition Fees	1,587,941
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	856,122
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,589,941
Gross Amount at Which Carried at Close of Period Total	2,446,063
Accumulated Depreciation	66,381
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis9 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	938,237
Buildings, Improvements and Acquisition Fees	1,740,440
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	938,237
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,742,440
Gross Amount at Which Carried at Close of Period Total	2,680,677
Accumulated Depreciation	72,735
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	539,242
Buildings, Improvements and Acquisition Fees	999,450
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	539,242
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,001,450
Gross Amount at Which Carried at Close of Period Total	1,540,692
Accumulated Depreciation	41,860
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	577,070
Buildings, Improvements and Acquisition Fees	1,069,702
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	577,070
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,071,702
Gross Amount at Which Carried at Close of Period Total	1,648,772
Accumulated Depreciation	44,788
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis13 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,675
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Monticello [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Monticello
Location	MN
Initial Cost [Abstract]
Land	589,643
Buildings, Improvements and Acquisition Fees	1,093,051
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	589,643
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,095,051
Gross Amount at Which Carried at Close of Period Total	1,684,694
Accumulated Depreciation	45,760
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Mounds View [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mounds View
Location	MN
Initial Cost [Abstract]
Land	743,926
Buildings, Improvements and Acquisition Fees	1,379,578
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	743,926
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,381,578
Gross Amount at Which Carried at Close of Period Total	2,125,504
Accumulated Depreciation	57,699
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | New Brighton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Brighton
Location	MN
Initial Cost [Abstract]
Land	585,039
Buildings, Improvements and Acquisition Fees	1,085,002
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	585,039
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,086,502
Gross Amount at Which Carried at Close of Period Total	1,671,541
Accumulated Depreciation	45,371
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | New Hope [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Hope
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Oak Park Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oak Park Heights
Location	MN
Initial Cost [Abstract]
Land	635,158
Buildings, Improvements and Acquisition Fees	1,177,579
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,158
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,179,579
Gross Amount at Which Carried at Close of Period Total	1,814,737
Accumulated Depreciation	49,282
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Pine City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pine City
Location	MN
Initial Cost [Abstract]
Land	644,412
Buildings, Improvements and Acquisition Fees	1,194,265
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	644,412
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,196,765
Gross Amount at Which Carried at Close of Period Total	1,841,177
Accumulated Depreciation	50,032
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Ramsey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ramsey
Location	MN
Initial Cost [Abstract]
Land	650,205
Buildings, Improvements and Acquisition Fees	1,205,523
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	650,205
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,207,523
Gross Amount at Which Carried at Close of Period Total	1,857,728
Accumulated Depreciation	50,447
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Richfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richfield
Location	MN
Initial Cost [Abstract]
Land	436,919
Buildings, Improvements and Acquisition Fees	809,921
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	436,919
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	811,421
Gross Amount at Which Carried at Close of Period Total	1,248,340
Accumulated Depreciation	33,909
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Richfield1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richfield
Location	MN
Initial Cost [Abstract]
Land	630,540
Buildings, Improvements and Acquisition Fees	1,169,003
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	630,540
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,171,003
Gross Amount at Which Carried at Close of Period Total	1,801,543
Accumulated Depreciation	48,925
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Richfield2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richfield
Location	MN
Initial Cost [Abstract]
Land	678,216
Buildings, Improvements and Acquisition Fees	1,257,543
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	678,216
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,259,543
Gross Amount at Which Carried at Close of Period Total	1,937,759
Accumulated Depreciation	52,614
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Richfield3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richfield
Location	MN
Initial Cost [Abstract]
Land	839,497
Buildings, Improvements and Acquisition Fees	1,557,065
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	839,497
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,559,065
Gross Amount at Which Carried at Close of Period Total	2,398,562
Accumulated Depreciation	65,094
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Rochester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochester
Location	MN
Initial Cost [Abstract]
Land	110,113
Buildings, Improvements and Acquisition Fees	202,995
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	110,113
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	204,495
Gross Amount at Which Carried at Close of Period Total	314,608
Accumulated Depreciation	8,621
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Rochester1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochester
Location	MN
Initial Cost [Abstract]
Land	585,831
Buildings, Improvements and Acquisition Fees	1,085,971
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	585,831
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,087,971
Gross Amount at Which Carried at Close of Period Total	1,673,802
Accumulated Depreciation	45,465
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Rochester2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochester
Location	MN
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	485,500
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	487,500
Gross Amount at Which Carried at Close of Period Total	750,000
Accumulated Depreciation	20,446
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Rochester3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochester
Location	MN
Initial Cost [Abstract]
Land	66,848
Buildings, Improvements and Acquisition Fees	122,146
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	66,848
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	124,146
Gross Amount at Which Carried at Close of Period Total	190,994
Accumulated Depreciation	5,306
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Rochester4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochester
Location	MN
Initial Cost [Abstract]
Land	594,385
Buildings, Improvements and Acquisition Fees	1,101,857
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	594,385
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,103,857
Gross Amount at Which Carried at Close of Period Total	1,698,242
Accumulated Depreciation	46,127
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Rogers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rogers
Location	MN
Initial Cost [Abstract]
Land	781,303
Buildings, Improvements and Acquisition Fees	1,448,991
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	781,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,450,991
Gross Amount at Which Carried at Close of Period Total	2,232,294
Accumulated Depreciation	60,591
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Roseville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roseville
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Roseville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roseville
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Roseville3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roseville
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Sauk Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sauk Rapids
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,675
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Savage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Savage
Location	MN
Initial Cost [Abstract]
Land	605,220
Buildings, Improvements and Acquisition Fees	1,122,481
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	605,220
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,123,981
Gross Amount at Which Carried at Close of Period Total	1,729,201
Accumulated Depreciation	46,933
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Savage1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Savage
Location	MN
Initial Cost [Abstract]
Land	569,195
Buildings, Improvements and Acquisition Fees	1,055,575
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	569,195
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,057,075
Gross Amount at Which Carried at Close of Period Total	1,626,270
Accumulated Depreciation	44,145
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Savage2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Savage
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,675
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Shakopee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shakopee
Location	MN
Initial Cost [Abstract]
Land	783,764
Buildings, Improvements and Acquisition Fees	1,454,062
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	783,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,455,562
Gross Amount at Which Carried at Close of Period Total	2,239,326
Accumulated Depreciation	60,748
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Shakopee1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shakopee
Location	MN
Initial Cost [Abstract]
Land	688,324
Buildings, Improvements and Acquisition Fees	1,276,317
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	688,324
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,278,317
Gross Amount at Which Carried at Close of Period Total	1,966,641
Accumulated Depreciation	53,397
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Shakopee2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shakopee
Location	MN
Initial Cost [Abstract]
Land	477,517
Buildings, Improvements and Acquisition Fees	883,817
Cost Capitalized Subsequent to Acquisition Improvements	3,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	477,517
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	886,817
Gross Amount at Which Carried at Close of Period Total	1,364,334
Accumulated Depreciation	37,151
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Shakopee3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shakopee
Location	MN
Initial Cost [Abstract]
Land	522,391
Buildings, Improvements and Acquisition Fees	966,156
Cost Capitalized Subsequent to Acquisition Improvements	4,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	522,391
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	970,156
Gross Amount at Which Carried at Close of Period Total	1,492,547
Accumulated Depreciation	40,690
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Cloud1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Cloud
Location	MN
Initial Cost [Abstract]
Land	677,052
Buildings, Improvements and Acquisition Fees	1,255,383
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	677,052
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,257,383
Gross Amount at Which Carried at Close of Period Total	1,934,435
Accumulated Depreciation	52,524
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Cloud2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Cloud
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	322,000
Cost Capitalized Subsequent to Acquisition Improvements	3,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,742
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Louis Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Louis Park
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Michael [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Michael
Location	MN
Initial Cost [Abstract]
Land	561,604
Buildings, Improvements and Acquisition Fees	1,040,480
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	561,604
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,042,980
Gross Amount at Which Carried at Close of Period Total	1,604,584
Accumulated Depreciation	43,624
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	827,608
Buildings, Improvements and Acquisition Fees	1,535,987
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	827,608
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,536,987
Gross Amount at Which Carried at Close of Period Total	2,364,595
Accumulated Depreciation	64,108
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	808,755
Buildings, Improvements and Acquisition Fees	1,500,473
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	808,755
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,501,973
Gross Amount at Which Carried at Close of Period Total	2,310,728
Accumulated Depreciation	62,682
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	418,774
Buildings, Improvements and Acquisition Fees	776,223
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	418,774
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	777,723
Gross Amount at Which Carried at Close of Period Total	1,196,497
Accumulated Depreciation	32,505
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,818,061
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,915
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	576,820
Buildings, Improvements and Acquisition Fees	1,069,736
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	576,820
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,071,236
Gross Amount at Which Carried at Close of Period Total	1,648,056
Accumulated Depreciation	44,735
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	592,617
Buildings, Improvements and Acquisition Fees	1,099,075
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	592,617
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,100,575
Gross Amount at Which Carried at Close of Period Total	1,693,192
Accumulated Depreciation	45,957
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	739,277
Buildings, Improvements and Acquisition Fees	1,371,444
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	739,277
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,372,944
Gross Amount at Which Carried at Close of Period Total	2,112,221
Accumulated Depreciation	57,306
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul9 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	788,752
Buildings, Improvements and Acquisition Fees	1,463,324
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	788,752
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,464,824
Gross Amount at Which Carried at Close of Period Total	2,253,576
Accumulated Depreciation	61,134
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	950,678
Buildings, Improvements and Acquisition Fees	1,764,046
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	950,678
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,765,546
Gross Amount at Which Carried at Close of Period Total	2,716,224
Accumulated Depreciation	73,664
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	486,000
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	487,500
Gross Amount at Which Carried at Close of Period Total	750,000
Accumulated Depreciation	20,413
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul13 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	541,547
Buildings, Improvements and Acquisition Fees	1,004,231
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	541,547
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,005,731
Gross Amount at Which Carried at Close of Period Total	1,547,278
Accumulated Depreciation	42,005
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	832,144
Buildings, Improvements and Acquisition Fees	1,543,409
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	832,144
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,545,409
Gross Amount at Which Carried at Close of Period Total	2,377,553
Accumulated Depreciation	64,525
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul15 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	531,091
Buildings, Improvements and Acquisition Fees	984,311
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	531,091
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	986,311
Gross Amount at Which Carried at Close of Period Total	1,517,402
Accumulated Depreciation	41,230
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul17 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	789,790
Buildings, Improvements and Acquisition Fees	1,464,752
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	789,790
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,466,752
Gross Amount at Which Carried at Close of Period Total	2,256,542
Accumulated Depreciation	61,248
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul Park
Location	MN
Initial Cost [Abstract]
Land	1,925,000
Buildings, Improvements and Acquisition Fees	3,575,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,925,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,575,000
Gross Amount at Which Carried at Close of Period Total	5,500,000
Accumulated Depreciation	148,958
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul Park1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul Park
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,818,061
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,915
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Vadnais Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vadnais Heights
Location	MN
Initial Cost [Abstract]
Land	931,400
Buildings, Improvements and Acquisition Fees	1,727,742
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	931,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,729,742
Gross Amount at Which Carried at Close of Period Total	2,661,142
Accumulated Depreciation	72,206
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | West St. Paul [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West St. Paul
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,818,061
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,915
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | White Bear Lake1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	White Bear Lake
Location	MN
Initial Cost [Abstract]
Land	860,523
Buildings, Improvements and Acquisition Fees	1,596,113
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	860,523
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,598,113
Gross Amount at Which Carried at Close of Period Total	2,458,636
Accumulated Depreciation	66,721
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Willmar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Willmar
Location	MN
Initial Cost [Abstract]
Land	919,366
Buildings, Improvements and Acquisition Fees	1,705,395
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	919,366
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,707,395
Gross Amount at Which Carried at Close of Period Total	2,626,761
Accumulated Depreciation	71,275
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Zimmerman [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Zimmerman
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	MS
Initial Cost [Abstract]
Land	350,341
Buildings, Improvements and Acquisition Fees	651,013
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,341
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,013
Gross Amount at Which Carried at Close of Period Total	1,001,354
Accumulated Depreciation	170,349
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	MS
Initial Cost [Abstract]
Land	472,960
Buildings, Improvements and Acquisition Fees	878,735
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	472,960
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	878,735
Gross Amount at Which Carried at Close of Period Total	1,351,695
Accumulated Depreciation	229,936
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	MS
Initial Cost [Abstract]
Land	329,904
Buildings, Improvements and Acquisition Fees	613,221
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	329,904
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	613,221
Gross Amount at Which Carried at Close of Period Total	943,125
Accumulated Depreciation	160,460
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Pearl [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pearl
Location	MS
Initial Cost [Abstract]
Land	544,488
Buildings, Improvements and Acquisition Fees	1,011,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	544,488
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,011,733
Gross Amount at Which Carried at Close of Period Total	1,556,221
Accumulated Depreciation	264,737
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Brandon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brandon
Location	MS
Initial Cost [Abstract]
Land	671,486
Buildings, Improvements and Acquisition Fees	1,247,588
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	671,486
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,247,588
Gross Amount at Which Carried at Close of Period Total	1,919,074
Accumulated Depreciation	326,453
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Flowood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flowood
Location	MS
Initial Cost [Abstract]
Land	437,926
Buildings, Improvements and Acquisition Fees	813,832
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,926
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,832
Gross Amount at Which Carried at Close of Period Total	1,251,758
Accumulated Depreciation	212,953
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Flowood1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flowood
Location	MS
Initial Cost [Abstract]
Land	399,972
Buildings, Improvements and Acquisition Fees	743,347
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	399,972
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	743,347
Gross Amount at Which Carried at Close of Period Total	1,143,319
Accumulated Depreciation	194,510
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Jackson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	MS
Initial Cost [Abstract]
Land	540,108
Buildings, Improvements and Acquisition Fees	1,003,600
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	540,108
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,003,600
Gross Amount at Which Carried at Close of Period Total	1,543,708
Accumulated Depreciation	262,609
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Meridian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meridian
Location	MS
Initial Cost [Abstract]
Land	437,926
Buildings, Improvements and Acquisition Fees	813,671
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,926
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,671
Gross Amount at Which Carried at Close of Period Total	1,251,597
Accumulated Depreciation	212,911
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Meridian1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meridian
Location	MS
Initial Cost [Abstract]
Land	405,811
Buildings, Improvements and Acquisition Fees	754,030
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	405,811
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	754,030
Gross Amount at Which Carried at Close of Period Total	1,159,841
Accumulated Depreciation	197,305
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Meridian2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meridian
Location	MS
Initial Cost [Abstract]
Land	145,975
Buildings, Improvements and Acquisition Fees	271,478
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	145,975
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	271,478
Gross Amount at Which Carried at Close of Period Total	417,453
Accumulated Depreciation	71,037
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Meridian3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meridian
Location	MS
Initial Cost [Abstract]
Land	280,273
Buildings, Improvements and Acquisition Fees	520,887
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,273
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	520,887
Gross Amount at Which Carried at Close of Period Total	801,160
Accumulated Depreciation	136,299
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Meridian4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meridian
Location	MS
Initial Cost [Abstract]
Land	321,146
Buildings, Improvements and Acquisition Fees	596,794
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	321,146
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	596,794
Gross Amount at Which Carried at Close of Period Total	917,940
Accumulated Depreciation	154,172
Date Acquired	7/19/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Newton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newton
Location	MS
Initial Cost [Abstract]
Land	467,121
Buildings, Improvements and Acquisition Fees	867,891
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	467,121
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	867,891
Gross Amount at Which Carried at Close of Period Total	1,335,012
Accumulated Depreciation	227,099
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Southaven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Southaven
Location	MS
Initial Cost [Abstract]
Land	310,000
Buildings, Improvements and Acquisition Fees	641,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	641,637
Gross Amount at Which Carried at Close of Period Total	951,637
Accumulated Depreciation	199,974
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Terry [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Terry
Location	MS
Initial Cost [Abstract]
Land	583,901
Buildings, Improvements and Acquisition Fees	1,084,930
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	583,901
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,084,930
Gross Amount at Which Carried at Close of Period Total	1,668,831
Accumulated Depreciation	283,890
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Waveland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waveland
Location	MS
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	331,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	331,637
Gross Amount at Which Carried at Close of Period Total	511,637
Accumulated Depreciation	103,358
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Cary [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cary
Location	NC
Initial Cost [Abstract]
Land	255,064
Buildings, Improvements and Acquisition Fees	473,349
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	255,064
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	475,849
Gross Amount at Which Carried at Close of Period Total	730,913
Accumulated Depreciation	72,728
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Durham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Durham
Location	NC
Initial Cost [Abstract]
Land	720,000
Buildings, Improvements and Acquisition Fees	851,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	720,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	851,637
Gross Amount at Which Carried at Close of Period Total	1,571,637
Accumulated Depreciation	265,424
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	351,812
Buildings, Improvements and Acquisition Fees	653,930
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	351,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	654,930
Gross Amount at Which Carried at Close of Period Total	1,006,742
Accumulated Depreciation	99,553
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	NC
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	530,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	530,000
Gross Amount at Which Carried at Close of Period Total	680,000
Accumulated Depreciation	347,150
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Aberdeen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aberdeen
Location	NC
Initial Cost [Abstract]
Land	600,000
Buildings, Improvements and Acquisition Fees	300,625
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	600,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,625
Gross Amount at Which Carried at Close of Period Total	900,625
Accumulated Depreciation	131,751
Date Acquired	1/25/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Greensboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greensboro
Location	NC
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	655,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	655,000
Gross Amount at Which Carried at Close of Period Total	1,355,000
Accumulated Depreciation	319,858
Date Acquired	10/27/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Raleigh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Raleigh
Location	NC
Initial Cost [Abstract]
Land	740,000
Buildings, Improvements and Acquisition Fees	791,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	740,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	791,637
Gross Amount at Which Carried at Close of Period Total	1,531,637
Accumulated Depreciation	246,724
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Salisbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salisbury
Location	NC
Initial Cost [Abstract]
Land	474,946
Buildings, Improvements and Acquisition Fees	882,203
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	474,946
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	884,203
Gross Amount at Which Carried at Close of Period Total	1,359,149
Accumulated Depreciation	134,550
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	NC
Initial Cost [Abstract]
Land	330,000
Buildings, Improvements and Acquisition Fees	515,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	515,000
Gross Amount at Which Carried at Close of Period Total	845,000
Accumulated Depreciation	337,325
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Charlotte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charlotte
Location	NC
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	291,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	291,637
Gross Amount at Which Carried at Close of Period Total	591,637
Accumulated Depreciation	90,891
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Charlotte1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charlotte
Location	NC
Initial Cost [Abstract]
Land	640,000
Buildings, Improvements and Acquisition Fees	581,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	640,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	581,637
Gross Amount at Which Carried at Close of Period Total	1,221,637
Accumulated Depreciation	181,274
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Jacksonville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	NC
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	371,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	371,637
Gross Amount at Which Carried at Close of Period Total	551,637
Accumulated Depreciation	115,824
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Archdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Archdale
Location	NC
Initial Cost [Abstract]
Land	410,000
Buildings, Improvements and Acquisition Fees	731,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	410,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	731,637
Gross Amount at Which Carried at Close of Period Total	1,141,637
Accumulated Depreciation	228,024
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Banner Elk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Banner Elk
Location	NC
Initial Cost [Abstract]
Land	355,330
Buildings, Improvements and Acquisition Fees	660,558
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	355,330
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	662,058
Gross Amount at Which Carried at Close of Period Total	1,017,388
Accumulated Depreciation	100,746
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Banner Elk1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Banner Elk
Location	NC
Initial Cost [Abstract]
Land	386,993
Buildings, Improvements and Acquisition Fees	718,861
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	386,993
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	720,861
Gross Amount at Which Carried at Close of Period Total	1,107,854
Accumulated Depreciation	109,776
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Blowing Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Blowing Rock
Location	NC
Initial Cost [Abstract]
Land	369,403
Buildings, Improvements and Acquisition Fees	685,693
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	369,403
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	688,193
Gross Amount at Which Carried at Close of Period Total	1,057,596
Accumulated Depreciation	104,933
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Burgaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burgaw
Location	NC
Initial Cost [Abstract]
Land	198,774
Buildings, Improvements and Acquisition Fees	369,653
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	198,774
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	370,653
Gross Amount at Which Carried at Close of Period Total	569,427
Accumulated Depreciation	56,438
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Burgaw1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burgaw
Location	NC
Initial Cost [Abstract]
Land	457,356
Buildings, Improvements and Acquisition Fees	849,377
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	457,356
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	850,877
Gross Amount at Which Carried at Close of Period Total	1,308,233
Accumulated Depreciation	129,384
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Carolina Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carolina Beach
Location	NC
Initial Cost [Abstract]
Land	457,356
Buildings, Improvements and Acquisition Fees	848,929
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	457,356
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	850,929
Gross Amount at Which Carried at Close of Period Total	1,308,285
Accumulated Depreciation	129,503
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Goldsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Goldsboro
Location	NC
Initial Cost [Abstract]
Land	460,000
Buildings, Improvements and Acquisition Fees	740,625
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	460,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	740,625
Gross Amount at Which Carried at Close of Period Total	1,200,625
Accumulated Depreciation	324,618
Date Acquired	1/25/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Hampstead [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hampstead
Location	NC
Initial Cost [Abstract]
Land	562,900
Buildings, Improvements and Acquisition Fees	1,045,971
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	562,900
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,046,971
Gross Amount at Which Carried at Close of Period Total	1,609,871
Accumulated Depreciation	159,013
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Holly Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Holly Ridge
Location	NC
Initial Cost [Abstract]
Land	721,215
Buildings, Improvements and Acquisition Fees	1,339,486
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	721,215
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,340,986
Gross Amount at Which Carried at Close of Period Total	2,062,201
Accumulated Depreciation	203,717
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Hubert [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hubert
Location	NC
Initial Cost [Abstract]
Land	404,584
Buildings, Improvements and Acquisition Fees	750,372
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	404,584
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	752,872
Gross Amount at Which Carried at Close of Period Total	1,157,456
Accumulated Depreciation	114,743
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Jacksonville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	NC
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	260,727
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	260,727
Gross Amount at Which Carried at Close of Period Total	400,727
Accumulated Depreciation	80,388
Date Acquired	4/14/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Jacksonville3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	NC
Initial Cost [Abstract]
Land	351,812
Buildings, Improvements and Acquisition Fees	653,367
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	351,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	654,867
Gross Amount at Which Carried at Close of Period Total	1,006,679
Accumulated Depreciation	99,655
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Kinston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kinston
Location	NC
Initial Cost [Abstract]
Land	550,000
Buildings, Improvements and Acquisition Fees	1,057,833
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	153
Gross Amount at Which Carried at Close of Period Land	550,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,057,986
Gross Amount at Which Carried at Close of Period Total	1,607,986
Accumulated Depreciation	601,155
Date Acquired	10/24/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Richlands [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richlands
Location	NC
Initial Cost [Abstract]
Land	492,537
Buildings, Improvements and Acquisition Fees	914,735
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	492,537
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	916,235
Gross Amount at Which Carried at Close of Period Total	1,408,772
Accumulated Depreciation	139,296
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Richlands1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richlands
Location	NC
Initial Cost [Abstract]
Land	376,439
Buildings, Improvements and Acquisition Fees	698,103
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	376,439
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	700,603
Gross Amount at Which Carried at Close of Period Total	1,077,042
Accumulated Depreciation	106,815
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Riegelwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riegelwood
Location	NC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	452,416
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	453,916
Gross Amount at Which Carried at Close of Period Total	453,916
Accumulated Depreciation	73,298
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Rose Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rose Hill
Location	NC
Initial Cost [Abstract]
Land	198,774
Buildings, Improvements and Acquisition Fees	369,153
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	198,774
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	370,653
Gross Amount at Which Carried at Close of Period Total	569,427
Accumulated Depreciation	56,550
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Roxboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roxboro
Location	NC
Initial Cost [Abstract]
Land	243,112
Buildings, Improvements and Acquisition Fees	368,107
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	243,112
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	368,107
Gross Amount at Which Carried at Close of Period Total	611,219
Accumulated Depreciation	129,444
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Shallotte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shallotte
Location	NC
Initial Cost [Abstract]
Land	492,537
Buildings, Improvements and Acquisition Fees	914,766
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	492,537
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	916,266
Gross Amount at Which Carried at Close of Period Total	1,408,803
Accumulated Depreciation	139,301
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wallace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wallace
Location	NC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	175,408
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	177,408
Gross Amount at Which Carried at Close of Period Total	177,408
Accumulated Depreciation	37,179
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Whitelake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Whitelake
Location	NC
Initial Cost [Abstract]
Land	351,812
Buildings, Improvements and Acquisition Fees	653,367
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	351,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	654,867
Gross Amount at Which Carried at Close of Period Total	1,006,679
Accumulated Depreciation	99,655
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	439,765
Buildings, Improvements and Acquisition Fees	817,271
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	439,765
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	818,271
Gross Amount at Which Carried at Close of Period Total	1,258,036
Accumulated Depreciation	124,327
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	334,222
Buildings, Improvements and Acquisition Fees	621,320
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,320
Gross Amount at Which Carried at Close of Period Total	956,542
Accumulated Depreciation	94,607
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	228,678
Buildings, Improvements and Acquisition Fees	424,774
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	228,678
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	426,274
Gross Amount at Which Carried at Close of Period Total	654,952
Accumulated Depreciation	64,985
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	364,126
Buildings, Improvements and Acquisition Fees	676,287
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	364,126
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	677,787
Gross Amount at Which Carried at Close of Period Total	1,041,913
Accumulated Depreciation	103,132
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	804,196
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	805,696
Gross Amount at Which Carried at Close of Period Total	805,696
Accumulated Depreciation	122,531
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	386,993
Buildings, Improvements and Acquisition Fees	718,788
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	386,993
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	720,288
Gross Amount at Which Carried at Close of Period Total	1,107,281
Accumulated Depreciation	109,578
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	334,222
Buildings, Improvements and Acquisition Fees	620,751
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,251
Gross Amount at Which Carried at Close of Period Total	956,473
Accumulated Depreciation	94,709
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	474,946
Buildings, Improvements and Acquisition Fees	881,640
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	474,946
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	883,640
Gross Amount at Which Carried at Close of Period Total	1,358,586
Accumulated Depreciation	134,464
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington9 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	351,366
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	353,366
Gross Amount at Which Carried at Close of Period Total	353,366
Accumulated Depreciation	94,763
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	334,222
Buildings, Improvements and Acquisition Fees	620,284
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,284
Gross Amount at Which Carried at Close of Period Total	956,506
Accumulated Depreciation	94,825
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	527,718
Buildings, Improvements and Acquisition Fees	979,145
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	527,718
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	981,645
Gross Amount at Which Carried at Close of Period Total	1,509,363
Accumulated Depreciation	149,440
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	439,765
Buildings, Improvements and Acquisition Fees	815,793
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	439,765
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	818,293
Gross Amount at Which Carried at Close of Period Total	1,258,058
Accumulated Depreciation	124,665
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington13 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	527,718
Buildings, Improvements and Acquisition Fees	979,102
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	527,718
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	981,602
Gross Amount at Which Carried at Close of Period Total	1,509,320
Accumulated Depreciation	149,434
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Winston-Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winston-Salem
Location	NC
Initial Cost [Abstract]
Land	320,000
Buildings, Improvements and Acquisition Fees	311,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	311,637
Gross Amount at Which Carried at Close of Period Total	631,637
Accumulated Depreciation	97,124
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Zebulon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Zebulon
Location	NC
Initial Cost [Abstract]
Land	306,077
Buildings, Improvements and Acquisition Fees	568,087
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	306,077
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	570,587
Gross Amount at Which Carried at Close of Period Total	876,664
Accumulated Depreciation	87,096
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Manchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	TN
Initial Cost [Abstract]
Land	266,119
Buildings, Improvements and Acquisition Fees	495,463
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	266,119
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	495,463
Gross Amount at Which Carried at Close of Period Total	761,582
Accumulated Depreciation	162,671
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Manchester1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	TN
Initial Cost [Abstract]
Land	281,675
Buildings, Improvements and Acquisition Fees	524,352
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	281,675
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	524,352
Gross Amount at Which Carried at Close of Period Total	806,027
Accumulated Depreciation	172,156
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Smyrna [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Smyrna
Location	TN
Initial Cost [Abstract]
Land	426,466
Buildings, Improvements and Acquisition Fees	793,251
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	426,466
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	793,251
Gross Amount at Which Carried at Close of Period Total	1,219,717
Accumulated Depreciation	260,444
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Cleveland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	TN
Initial Cost [Abstract]
Land	110,009
Buildings, Improvements and Acquisition Fees	205,545
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	110,009
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	205,545
Gross Amount at Which Carried at Close of Period Total	315,554
Accumulated Depreciation	67,481
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Dayton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dayton
Location	TN
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	488,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,742
Gross Amount at Which Carried at Close of Period Total	751,242
Accumulated Depreciation	160,464
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Murfreesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murfreesboro
Location	TN
Initial Cost [Abstract]
Land	549,500
Buildings, Improvements and Acquisition Fees	1,021,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	549,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,021,742
Gross Amount at Which Carried at Close of Period Total	1,571,242
Accumulated Depreciation	335,466
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Nashville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nashville
Location	TN
Initial Cost [Abstract]
Land	498,628
Buildings, Improvements and Acquisition Fees	927,264
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	498,628
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	927,264
Gross Amount at Which Carried at Close of Period Total	1,425,892
Accumulated Depreciation	304,446
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Athens [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Athens
Location	TN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	326,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	326,242
Gross Amount at Which Carried at Close of Period Total	501,242
Accumulated Depreciation	107,110
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Decatur [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Decatur
Location	TN
Initial Cost [Abstract]
Land	181,731
Buildings, Improvements and Acquisition Fees	338,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	181,731
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,742
Gross Amount at Which Carried at Close of Period Total	520,473
Accumulated Depreciation	111,214
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Smyrna1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Smyrna
Location	TN
Initial Cost [Abstract]
Land	630,000
Buildings, Improvements and Acquisition Fees	1,170,036
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	630,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,170,036
Gross Amount at Which Carried at Close of Period Total	1,800,036
Accumulated Depreciation	247,657
Date Acquired	9/27/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Arrington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arrington
Location	TN
Initial Cost [Abstract]
Land	385,000
Buildings, Improvements and Acquisition Fees	716,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	385,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	716,242
Gross Amount at Which Carried at Close of Period Total	1,101,242
Accumulated Depreciation	235,160
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Athens1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Athens
Location	TN
Initial Cost [Abstract]
Land	124,179
Buildings, Improvements and Acquisition Fees	231,860
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	124,179
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	231,860
Gross Amount at Which Carried at Close of Period Total	356,039
Accumulated Depreciation	76,121
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Benton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Benton
Location	TN
Initial Cost [Abstract]
Land	192,500
Buildings, Improvements and Acquisition Fees	358,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	192,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	358,742
Gross Amount at Which Carried at Close of Period Total	551,242
Accumulated Depreciation	117,781
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	326,242
Cost Capitalized Subsequent to Acquisition Improvements	(79,571)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	162,879
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	258,792
Gross Amount at Which Carried at Close of Period Total	421,671
Accumulated Depreciation	84,964
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	300,373
Buildings, Improvements and Acquisition Fees	559,077
Cost Capitalized Subsequent to Acquisition Improvements	(39,679)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	260,694
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	559,077
Gross Amount at Which Carried at Close of Period Total	819,771
Accumulated Depreciation	183,557
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	326,242
Cost Capitalized Subsequent to Acquisition Improvements	(24,664)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,336
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	326,242
Gross Amount at Which Carried at Close of Period Total	476,578
Accumulated Depreciation	107,110
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	181,731
Buildings, Improvements and Acquisition Fees	338,741
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	181,731
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,741
Gross Amount at Which Carried at Close of Period Total	520,472
Accumulated Depreciation	111,214
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	168,000
Buildings, Improvements and Acquisition Fees	313,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	168,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	313,242
Gross Amount at Which Carried at Close of Period Total	481,242
Accumulated Depreciation	102,841
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	159,979
Buildings, Improvements and Acquisition Fees	298,346
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	159,979
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	298,346
Gross Amount at Which Carried at Close of Period Total	458,325
Accumulated Depreciation	97,951
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	105,000
Buildings, Improvements and Acquisition Fees	196,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	105,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	196,242
Gross Amount at Which Carried at Close of Period Total	301,242
Accumulated Depreciation	64,426
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	456,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	456,242
Gross Amount at Which Carried at Close of Period Total	701,242
Accumulated Depreciation	149,793
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	297,500
Buildings, Improvements and Acquisition Fees	553,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	297,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	553,742
Gross Amount at Which Carried at Close of Period Total	851,242
Accumulated Depreciation	181,806
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga9 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	323,750
Buildings, Improvements and Acquisition Fees	822,529
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	323,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	822,529
Gross Amount at Which Carried at Close of Period Total	1,146,279
Accumulated Depreciation	250,144
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	280,000
Buildings, Improvements and Acquisition Fees	521,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	521,242
Gross Amount at Which Carried at Close of Period Total	801,242
Accumulated Depreciation	171,135
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	257,250
Buildings, Improvements and Acquisition Fees	478,992
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	257,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	478,992
Gross Amount at Which Carried at Close of Period Total	736,242
Accumulated Depreciation	157,263
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	283,209
Buildings, Improvements and Acquisition Fees	527,201
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	283,209
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	527,201
Gross Amount at Which Carried at Close of Period Total	810,410
Accumulated Depreciation	173,091
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga13 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	542,500
Buildings, Improvements and Acquisition Fees	1,008,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	542,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,008,742
Gross Amount at Which Carried at Close of Period Total	1,551,242
Accumulated Depreciation	331,197
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	332,500
Buildings, Improvements and Acquisition Fees	618,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	332,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	618,742
Gross Amount at Which Carried at Close of Period Total	951,242
Accumulated Depreciation	203,147
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Cleveland1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	TN
Initial Cost [Abstract]
Land	227,500
Buildings, Improvements and Acquisition Fees	423,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	227,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	423,742
Gross Amount at Which Carried at Close of Period Total	651,242
Accumulated Depreciation	139,122
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Cleveland2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	TN
Initial Cost [Abstract]
Land	280,000
Buildings, Improvements and Acquisition Fees	521,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	521,242
Gross Amount at Which Carried at Close of Period Total	801,242
Accumulated Depreciation	171,135
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Cleveland3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	TN
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	456,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	456,242
Gross Amount at Which Carried at Close of Period Total	701,242
Accumulated Depreciation	149,793
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Cleveland4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	TN
Initial Cost [Abstract]
Land	157,500
Buildings, Improvements and Acquisition Fees	293,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	157,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	293,742
Gross Amount at Which Carried at Close of Period Total	451,242
Accumulated Depreciation	96,439
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Cleveland5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	TN
Initial Cost [Abstract]
Land	122,500
Buildings, Improvements and Acquisition Fees	228,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	122,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	228,742
Gross Amount at Which Carried at Close of Period Total	351,242
Accumulated Depreciation	75,097
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Cleveland6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	TN
Initial Cost [Abstract]
Land	300,373
Buildings, Improvements and Acquisition Fees	559,077
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,373
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	559,077
Gross Amount at Which Carried at Close of Period Total	859,450
Accumulated Depreciation	183,557
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Dunlap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dunlap
Location	TN
Initial Cost [Abstract]
Land	315,000
Buildings, Improvements and Acquisition Fees	586,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	315,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	586,242
Gross Amount at Which Carried at Close of Period Total	901,242
Accumulated Depreciation	192,476
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Etowah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Etowah
Location	TN
Initial Cost [Abstract]
Land	192,500
Buildings, Improvements and Acquisition Fees	358,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	192,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	358,742
Gross Amount at Which Carried at Close of Period Total	551,242
Accumulated Depreciation	117,781
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Gallatin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gallatin
Location	TN
Initial Cost [Abstract]
Land	525,000
Buildings, Improvements and Acquisition Fees	976,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	525,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	976,242
Gross Amount at Which Carried at Close of Period Total	1,501,242
Accumulated Depreciation	320,526
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Gray [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gray
Location	TN
Initial Cost [Abstract]
Land	191,151
Buildings, Improvements and Acquisition Fees	355,563
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	191,151
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	355,563
Gross Amount at Which Carried at Close of Period Total	546,714
Accumulated Depreciation	58,666
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Harrison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harrison
Location	TN
Initial Cost [Abstract]
Land	484,313
Buildings, Improvements and Acquisition Fees	900,680
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	484,313
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	900,680
Gross Amount at Which Carried at Close of Period Total	1,384,993
Accumulated Depreciation	295,717
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Hixson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hixson
Location	TN
Initial Cost [Abstract]
Land	271,250
Buildings, Improvements and Acquisition Fees	504,992
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	271,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	504,992
Gross Amount at Which Carried at Close of Period Total	776,242
Accumulated Depreciation	165,799
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Hixson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hixson
Location	TN
Initial Cost [Abstract]
Land	513,215
Buildings, Improvements and Acquisition Fees	954,355
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	513,215
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	954,355
Gross Amount at Which Carried at Close of Period Total	1,467,570
Accumulated Depreciation	313,340
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Hixson2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hixson
Location	TN
Initial Cost [Abstract]
Land	94,500
Buildings, Improvements and Acquisition Fees	176,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	94,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	176,742
Gross Amount at Which Carried at Close of Period Total	271,242
Accumulated Depreciation	58,024
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Hixson3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hixson
Location	TN
Initial Cost [Abstract]
Land	300,373
Buildings, Improvements and Acquisition Fees	559,077
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,373
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	559,077
Gross Amount at Which Carried at Close of Period Total	859,450
Accumulated Depreciation	183,557
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Kimball [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kimball
Location	TN
Initial Cost [Abstract]
Land	332,500
Buildings, Improvements and Acquisition Fees	618,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	332,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	618,742
Gross Amount at Which Carried at Close of Period Total	951,242
Accumulated Depreciation	203,147
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Kingsport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingsport
Location	TN
Initial Cost [Abstract]
Land	155,603
Buildings, Improvements and Acquisition Fees	289,545
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	155,603
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	289,545
Gross Amount at Which Carried at Close of Period Total	445,148
Accumulated Depreciation	47,773
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Kingsport1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingsport
Location	TN
Initial Cost [Abstract]
Land	310,303
Buildings, Improvements and Acquisition Fees	576,845
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	576,845
Gross Amount at Which Carried at Close of Period Total	887,148
Accumulated Depreciation	95,178
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | La Vergne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	La Vergne
Location	TN
Initial Cost [Abstract]
Land	577,500
Buildings, Improvements and Acquisition Fees	1,073,742
Cost Capitalized Subsequent to Acquisition Improvements	(15,745)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	561,755
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,073,742
Gross Amount at Which Carried at Close of Period Total	1,635,497
Accumulated Depreciation	352,539
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | La Vergne1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	La Vergne
Location	TN
Initial Cost [Abstract]
Land	340,000
Buildings, Improvements and Acquisition Fees	650,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	340,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,000
Gross Amount at Which Carried at Close of Period Total	990,000
Accumulated Depreciation	425,750
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Manchester2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	TN
Initial Cost [Abstract]
Land	319,846
Buildings, Improvements and Acquisition Fees	595,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	319,846
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	595,242
Gross Amount at Which Carried at Close of Period Total	915,088
Accumulated Depreciation	195,432
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Monteagle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Monteagle
Location	TN
Initial Cost [Abstract]
Land	271,173
Buildings, Improvements and Acquisition Fees	504,849
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	271,173
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	504,849
Gross Amount at Which Carried at Close of Period Total	776,022
Accumulated Depreciation	165,752
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Mt. Juliet [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Juliet
Location	TN
Initial Cost [Abstract]
Land	397,128
Buildings, Improvements and Acquisition Fees	738,764
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	397,128
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	738,764
Gross Amount at Which Carried at Close of Period Total	1,135,892
Accumulated Depreciation	242,555
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Murfreesboro1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murfreesboro
Location	TN
Initial Cost [Abstract]
Land	467,810
Buildings, Improvements and Acquisition Fees	870,032
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	467,810
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	870,032
Gross Amount at Which Carried at Close of Period Total	1,337,842
Accumulated Depreciation	285,654
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Murfreesboro2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murfreesboro
Location	TN
Initial Cost [Abstract]
Land	300,373
Buildings, Improvements and Acquisition Fees	559,077
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,373
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	559,077
Gross Amount at Which Carried at Close of Period Total	859,450
Accumulated Depreciation	183,557
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Ocoee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ocoee
Location	TN
Initial Cost [Abstract]
Land	119,792
Buildings, Improvements and Acquisition Fees	223,713
Cost Capitalized Subsequent to Acquisition Improvements	(11,239)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	108,553
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	223,713
Gross Amount at Which Carried at Close of Period Total	332,266
Accumulated Depreciation	73,446
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Ooltewah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ooltewah
Location	TN
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	1,301,242
Cost Capitalized Subsequent to Acquisition Improvements	(190,623)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,909
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,174,710
Gross Amount at Which Carried at Close of Period Total	1,810,619
Accumulated Depreciation	390,110
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Ooltewah1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ooltewah
Location	TN
Initial Cost [Abstract]
Land	234,231
Buildings, Improvements and Acquisition Fees	436,241
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	234,231
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	436,241
Gross Amount at Which Carried at Close of Period Total	670,472
Accumulated Depreciation	143,226
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Ooltewah2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ooltewah
Location	TN
Initial Cost [Abstract]
Land	105,000
Buildings, Improvements and Acquisition Fees	196,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	105,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	196,242
Gross Amount at Which Carried at Close of Period Total	301,242
Accumulated Depreciation	64,426
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Red Bank [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Red Bank
Location	TN
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	651,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,242
Gross Amount at Which Carried at Close of Period Total	1,001,242
Accumulated Depreciation	213,818
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Roan Mountain [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roan Mountain
Location	TN
Initial Cost [Abstract]
Land	286,303
Buildings, Improvements and Acquisition Fees	532,274
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	286,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	532,274
Gross Amount at Which Carried at Close of Period Total	818,577
Accumulated Depreciation	87,824
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Shelbyville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shelbyville
Location	TN
Initial Cost [Abstract]
Land	320,229
Buildings, Improvements and Acquisition Fees	595,953
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,229
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	595,953
Gross Amount at Which Carried at Close of Period Total	916,182
Accumulated Depreciation	195,665
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Soddy Daisy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Soddy Daisy
Location	TN
Initial Cost [Abstract]
Land	297,500
Buildings, Improvements and Acquisition Fees	553,732
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	297,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	553,732
Gross Amount at Which Carried at Close of Period Total	851,232
Accumulated Depreciation	181,803
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Soddy Daisy1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Soddy Daisy
Location	TN
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	651,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,242
Gross Amount at Which Carried at Close of Period Total	1,001,242
Accumulated Depreciation	213,818
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Soddy Daisy2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Soddy Daisy
Location	TN
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	456,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	456,242
Gross Amount at Which Carried at Close of Period Total	701,242
Accumulated Depreciation	149,793
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Sweetwater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sweetwater
Location	TN
Initial Cost [Abstract]
Land	122,500
Buildings, Improvements and Acquisition Fees	228,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	122,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	228,742
Gross Amount at Which Carried at Close of Period Total	351,242
Accumulated Depreciation	75,097
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Sweetwater1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sweetwater
Location	TN
Initial Cost [Abstract]
Land	339,231
Buildings, Improvements and Acquisition Fees	1,131,287
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	339,231
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,131,287
Gross Amount at Which Carried at Close of Period Total	1,470,518
Accumulated Depreciation	293,926
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Sweetwater2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sweetwater
Location	TN
Initial Cost [Abstract]
Land	133,000
Buildings, Improvements and Acquisition Fees	248,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	133,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	248,242
Gross Amount at Which Carried at Close of Period Total	381,242
Accumulated Depreciation	81,500
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AL [Member] | Daphne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Daphne
Location	AL
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	391,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,637
Gross Amount at Which Carried at Close of Period Total	531,637
Accumulated Depreciation	122,058
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AL [Member] | Mobile [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mobile
Location	AL
Initial Cost [Abstract]
Land	190,000
Buildings, Improvements and Acquisition Fees	301,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	190,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	301,637
Gross Amount at Which Carried at Close of Period Total	491,637
Accumulated Depreciation	94,008
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AL [Member] | Mobile1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mobile
Location	AL
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	421,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,637
Gross Amount at Which Carried at Close of Period Total	601,637
Accumulated Depreciation	131,408
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Wilmington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	DE
Initial Cost [Abstract]
Land	280,682
Buildings, Improvements and Acquisition Fees	424,525
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,682
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	424,525
Gross Amount at Which Carried at Close of Period Total	705,207
Accumulated Depreciation	149,284
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Smyrna [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Smyrna
Location	DE
Initial Cost [Abstract]
Land	121,774
Buildings, Improvements and Acquisition Fees	186,436
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	121,774
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	186,436
Gross Amount at Which Carried at Close of Period Total	308,210
Accumulated Depreciation	65,556
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Dover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dover
Location	DE
Initial Cost [Abstract]
Land	278,804
Buildings, Improvements and Acquisition Fees	421,707
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	278,804
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,707
Gross Amount at Which Carried at Close of Period Total	700,511
Accumulated Depreciation	148,293
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Milford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milford
Location	DE
Initial Cost [Abstract]
Land	310,049
Buildings, Improvements and Acquisition Fees	468,575
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,049
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	468,575
Gross Amount at Which Carried at Close of Period Total	778,624
Accumulated Depreciation	164,775
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Camden [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Camden
Location	DE
Initial Cost [Abstract]
Land	113,811
Buildings, Improvements and Acquisition Fees	174,435
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	113,811
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	174,435
Gross Amount at Which Carried at Close of Period Total	288,246
Accumulated Depreciation	61,336
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Camden1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Camden
Location	DE
Initial Cost [Abstract]
Land	250,528
Buildings, Improvements and Acquisition Fees	379,165
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,528
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	379,165
Gross Amount at Which Carried at Close of Period Total	629,693
Accumulated Depreciation	133,333
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Dewey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dewey
Location	DE
Initial Cost [Abstract]
Land	147,465
Buildings, Improvements and Acquisition Fees	224,665
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	147,465
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	224,665
Gross Amount at Which Carried at Close of Period Total	372,130
Accumulated Depreciation	79,000
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Dover1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dover
Location	DE
Initial Cost [Abstract]
Land	367,137
Buildings, Improvements and Acquisition Fees	554,207
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	367,137
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	554,207
Gross Amount at Which Carried at Close of Period Total	921,344
Accumulated Depreciation	194,889
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Dover2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dover
Location	DE
Initial Cost [Abstract]
Land	367,425
Buildings, Improvements and Acquisition Fees	554,884
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	367,425
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	554,884
Gross Amount at Which Carried at Close of Period Total	922,309
Accumulated Depreciation	195,127
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Felton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Felton
Location	DE
Initial Cost [Abstract]
Land	307,260
Buildings, Improvements and Acquisition Fees	464,391
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	307,260
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	464,391
Gross Amount at Which Carried at Close of Period Total	771,651
Accumulated Depreciation	163,304
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Greenwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenwood
Location	DE
Initial Cost [Abstract]
Land	632,303
Buildings, Improvements and Acquisition Fees	1,176,711
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	632,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,176,711
Gross Amount at Which Carried at Close of Period Total	1,809,014
Accumulated Depreciation	194,155
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Harrington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harrington
Location	DE
Initial Cost [Abstract]
Land	563,812
Buildings, Improvements and Acquisition Fees	849,220
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	563,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	849,220
Gross Amount at Which Carried at Close of Period Total	1,413,032
Accumulated Depreciation	298,635
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Newcastle1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newcastle
Location	DE
Initial Cost [Abstract]
Land	589,325
Buildings, Improvements and Acquisition Fees	887,488
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	589,325
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	887,488
Gross Amount at Which Carried at Close of Period Total	1,476,813
Accumulated Depreciation	312,093
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Smyrna1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Smyrna
Location	DE
Initial Cost [Abstract]
Land	401,135
Buildings, Improvements and Acquisition Fees	605,332
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	401,135
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	605,332
Gross Amount at Which Carried at Close of Period Total	1,006,467
Accumulated Depreciation	212,868
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Townsend [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Townsend
Location	DE
Initial Cost [Abstract]
Land	241,416
Buildings, Improvements and Acquisition Fees	365,749
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	241,416
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	365,749
Gross Amount at Which Carried at Close of Period Total	607,165
Accumulated Depreciation	128,614
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madison
Location	IL
Initial Cost [Abstract]
Land	173,812
Buildings, Improvements and Acquisition Fees	625,030
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	314
Gross Amount at Which Carried at Close of Period Land	173,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	625,344
Gross Amount at Which Carried at Close of Period Total	799,156
Accumulated Depreciation	363,664
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Belvidere [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Belvidere
Location	IL
Initial Cost [Abstract]
Land	768,748
Buildings, Improvements and Acquisition Fees	1,426,176
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	768,748
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,427,676
Gross Amount at Which Carried at Close of Period Total	2,196,424
Accumulated Depreciation	116,771
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Dekalb [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dekalb
Location	IL
Initial Cost [Abstract]
Land	661,500
Buildings, Improvements and Acquisition Fees	1,226,500
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	661,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,228,500
Gross Amount at Which Carried at Close of Period Total	1,890,000
Accumulated Depreciation	100,564
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Godfrey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Godfrey
Location	IL
Initial Cost [Abstract]
Land	374,586
Buildings, Improvements and Acquisition Fees	733,190
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	314
Gross Amount at Which Carried at Close of Period Land	374,586
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	733,504
Gross Amount at Which Carried at Close of Period Total	1,108,090
Accumulated Depreciation	426,557
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Granite City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Granite City
Location	IL
Initial Cost [Abstract]
Land	362,287
Buildings, Improvements and Acquisition Fees	737,255
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	314
Gross Amount at Which Carried at Close of Period Land	362,287
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	737,569
Gross Amount at Which Carried at Close of Period Total	1,099,856
Accumulated Depreciation	428,923
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Harford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harford
Location	IL
Initial Cost [Abstract]
Land	599,172
Buildings, Improvements and Acquisition Fees	1,110,747
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	599,172
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,112,747
Gross Amount at Which Carried at Close of Period Total	1,711,919
Accumulated Depreciation	91,111
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Loves Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Loves Park
Location	IL
Initial Cost [Abstract]
Land	547,582
Buildings, Improvements and Acquisition Fees	1,016,523
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	547,582
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,018,023
Gross Amount at Which Carried at Close of Period Total	1,565,605
Accumulated Depreciation	164,937
Date Acquired	12/20/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Loves Park1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Loves Park
Location	IL
Initial Cost [Abstract]
Land	760,725
Buildings, Improvements and Acquisition Fees	1,410,775
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	760,725
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,412,775
Gross Amount at Which Carried at Close of Period Total	2,173,500
Accumulated Depreciation	115,613
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Machesney Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Machesney Park
Location	IL
Initial Cost [Abstract]
Land	562,275
Buildings, Improvements and Acquisition Fees	1,043,225
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	562,275
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,044,225
Gross Amount at Which Carried at Close of Period Total	1,606,500
Accumulated Depreciation	85,397
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Marengo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marengo
Location	IL
Initial Cost [Abstract]
Land	501,948
Buildings, Improvements and Acquisition Fees	930,688
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	501,948
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	932,188
Gross Amount at Which Carried at Close of Period Total	1,434,136
Accumulated Depreciation	76,306
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Rochelle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochelle
Location	IL
Initial Cost [Abstract]
Land	607,418
Buildings, Improvements and Acquisition Fees	1,128,145
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	607,418
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,129,145
Gross Amount at Which Carried at Close of Period Total	1,736,563
Accumulated Depreciation	182,782
Date Acquired	12/20/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Rockford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rockford
Location	IL
Initial Cost [Abstract]
Land	463,050
Buildings, Improvements and Acquisition Fees	858,450
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	463,050
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	859,950
Gross Amount at Which Carried at Close of Period Total	1,323,000
Accumulated Depreciation	70,407
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Rockford1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rockford
Location	IL
Initial Cost [Abstract]
Land	388,631
Buildings, Improvements and Acquisition Fees	720,244
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	388,631
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	721,744
Gross Amount at Which Carried at Close of Period Total	1,110,375
Accumulated Depreciation	59,120
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Tuscola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tuscola
Location	IL
Initial Cost [Abstract]
Land	752,456
Buildings, Improvements and Acquisition Fees	1,394,419
Cost Capitalized Subsequent to Acquisition Improvements	3,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	752,456
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,397,419
Gross Amount at Which Carried at Close of Period Total	2,149,875
Accumulated Depreciation	114,478
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Muncie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Muncie
Location	IN
Initial Cost [Abstract]
Land	103,950
Buildings, Improvements and Acquisition Fees	193,870
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	103,950
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	193,870
Gross Amount at Which Carried at Close of Period Total	297,820
Accumulated Depreciation	35,863
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Albany [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albany
Location	IN
Initial Cost [Abstract]
Land	427,437
Buildings, Improvements and Acquisition Fees	794,632
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	427,437
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	796,632
Gross Amount at Which Carried at Close of Period Total	1,224,069
Accumulated Depreciation	147,920
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | New Castle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Castle
Location	IN
Initial Cost [Abstract]
Land	138,600
Buildings, Improvements and Acquisition Fees	258,672
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,600
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	258,672
Gross Amount at Which Carried at Close of Period Total	397,272
Accumulated Depreciation	47,851
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Anderson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Anderson
Location	IN
Initial Cost [Abstract]
Land	147,263
Buildings, Improvements and Acquisition Fees	274,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	147,263
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	274,307
Gross Amount at Which Carried at Close of Period Total	421,570
Accumulated Depreciation	50,744
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Indianapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	129,938
Buildings, Improvements and Acquisition Fees	242,134
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	129,938
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	242,134
Gross Amount at Which Carried at Close of Period Total	372,072
Accumulated Depreciation	44,791
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Michigan City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Michigan City
Location	IN
Initial Cost [Abstract]
Land	227,500
Buildings, Improvements and Acquisition Fees	422,249
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	227,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	423,749
Gross Amount at Which Carried at Close of Period Total	651,249
Accumulated Depreciation	71,716
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Warsaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warsaw
Location	IN
Initial Cost [Abstract]
Land	415,275
Buildings, Improvements and Acquisition Fees	772,713
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	415,275
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	774,213
Gross Amount at Which Carried at Close of Period Total	1,189,488
Accumulated Depreciation	143,636
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	IN
Initial Cost [Abstract]
Land	209,196
Buildings, Improvements and Acquisition Fees	389,995
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	209,196
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,495
Gross Amount at Which Carried at Close of Period Total	600,691
Accumulated Depreciation	72,833
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Richmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	IN
Initial Cost [Abstract]
Land	281,248
Buildings, Improvements and Acquisition Fees	523,589
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	281,248
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	525,089
Gross Amount at Which Carried at Close of Period Total	806,337
Accumulated Depreciation	97,548
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Alexandria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alexandria
Location	IN
Initial Cost [Abstract]
Land	139,219
Buildings, Improvements and Acquisition Fees	259,369
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	139,219
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	259,369
Gross Amount at Which Carried at Close of Period Total	398,588
Accumulated Depreciation	47,980
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Greenwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenwood
Location	IN
Initial Cost [Abstract]
Land	173,250
Buildings, Improvements and Acquisition Fees	323,022
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	173,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	323,022
Gross Amount at Which Carried at Close of Period Total	496,272
Accumulated Depreciation	59,756
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Lafayette [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lafayette
Location	IN
Initial Cost [Abstract]
Land	147,263
Buildings, Improvements and Acquisition Fees	274,309
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	147,263
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	274,309
Gross Amount at Which Carried at Close of Period Total	421,572
Accumulated Depreciation	50,744
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Anderson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Anderson
Location	IN
Initial Cost [Abstract]
Land	283,430
Buildings, Improvements and Acquisition Fees	527,190
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	283,430
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	529,190
Gross Amount at Which Carried at Close of Period Total	812,620
Accumulated Depreciation	98,443
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Elkhart [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elkhart
Location	IN
Initial Cost [Abstract]
Land	495,914
Buildings, Improvements and Acquisition Fees	922,471
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	495,914
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	923,971
Gross Amount at Which Carried at Close of Period Total	1,419,885
Accumulated Depreciation	171,341
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Frankfort [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Frankfort
Location	IN
Initial Cost [Abstract]
Land	208,666
Buildings, Improvements and Acquisition Fees	388,345
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	208,666
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,345
Gross Amount at Which Carried at Close of Period Total	599,011
Accumulated Depreciation	72,757
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Hartford City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hartford City
Location	IN
Initial Cost [Abstract]
Land	250,310
Buildings, Improvements and Acquisition Fees	465,702
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,310
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	467,702
Gross Amount at Which Carried at Close of Period Total	718,012
Accumulated Depreciation	87,068
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Indianapolis1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	269,294
Buildings, Improvements and Acquisition Fees	500,939
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,294
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	502,439
Gross Amount at Which Carried at Close of Period Total	771,733
Accumulated Depreciation	93,358
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Indianapolis2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	318,432
Buildings, Improvements and Acquisition Fees	592,193
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	318,432
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	593,693
Gross Amount at Which Carried at Close of Period Total	912,125
Accumulated Depreciation	110,240
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Knox [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Knox
Location	IN
Initial Cost [Abstract]
Land	341,250
Buildings, Improvements and Acquisition Fees	633,499
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	341,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	634,999
Gross Amount at Which Carried at Close of Period Total	976,249
Accumulated Depreciation	107,276
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Lafayette1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lafayette
Location	IN
Initial Cost [Abstract]
Land	112,613
Buildings, Improvements and Acquisition Fees	209,959
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	112,613
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	209,959
Gross Amount at Which Carried at Close of Period Total	322,572
Accumulated Depreciation	38,839
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Mishawaka [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mishawaka
Location	IN
Initial Cost [Abstract]
Land	123,983
Buildings, Improvements and Acquisition Fees	231,743
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	123,983
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	233,743
Gross Amount at Which Carried at Close of Period Total	357,726
Accumulated Depreciation	43,786
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Morristown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Morristown
Location	IN
Initial Cost [Abstract]
Land	366,590
Buildings, Improvements and Acquisition Fees	682,082
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	366,590
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	684,082
Gross Amount at Which Carried at Close of Period Total	1,050,672
Accumulated Depreciation	127,098
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Muncie1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Muncie
Location	IN
Initial Cost [Abstract]
Land	184,237
Buildings, Improvements and Acquisition Fees	342,974
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	184,237
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	344,974
Gross Amount at Which Carried at Close of Period Total	529,211
Accumulated Depreciation	64,363
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | New Albany [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Albany
Location	IN
Initial Cost [Abstract]
Land	181,459
Buildings, Improvements and Acquisition Fees	289,353
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	181,459
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	289,564
Gross Amount at Which Carried at Close of Period Total	471,023
Accumulated Depreciation	194,486
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | New Albany1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Albany
Location	IN
Initial Cost [Abstract]
Land	262,465
Buildings, Improvements and Acquisition Fees	331,796
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	262,465
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	332,007
Gross Amount at Which Carried at Close of Period Total	594,472
Accumulated Depreciation	222,993
Date Acquired	3/6/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | New Castle11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Castle
Location	IN
Initial Cost [Abstract]
Land	79,854
Buildings, Improvements and Acquisition Fees	149,572
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	79,854
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	150,572
Gross Amount at Which Carried at Close of Period Total	230,426
Accumulated Depreciation	28,126
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | New Castle2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Castle
Location	IN
Initial Cost [Abstract]
Land	203,941
Buildings, Improvements and Acquisition Fees	380,019
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	203,941
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	381,519
Gross Amount at Which Carried at Close of Period Total	585,460
Accumulated Depreciation	70,988
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Richmond1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	IN
Initial Cost [Abstract]
Land	255,908
Buildings, Improvements and Acquisition Fees	476,528
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	255,908
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	478,528
Gross Amount at Which Carried at Close of Period Total	734,436
Accumulated Depreciation	89,071
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Rushville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rushville
Location	IN
Initial Cost [Abstract]
Land	138,600
Buildings, Improvements and Acquisition Fees	258,672
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,600
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	258,672
Gross Amount at Which Carried at Close of Period Total	397,272
Accumulated Depreciation	47,851
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Rushville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rushville
Location	IN
Initial Cost [Abstract]
Land	121,275
Buildings, Improvements and Acquisition Fees	226,497
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	121,275
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	226,497
Gross Amount at Which Carried at Close of Period Total	347,772
Accumulated Depreciation	41,899
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | South Bend [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	South Bend
Location	IN
Initial Cost [Abstract]
Land	372,387
Buildings, Improvements and Acquisition Fees	693,064
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	372,387
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	695,064
Gross Amount at Which Carried at Close of Period Total	1,067,451
Accumulated Depreciation	129,130
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Wabash [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wabash
Location	IN
Initial Cost [Abstract]
Land	334,923
Buildings, Improvements and Acquisition Fees	623,488
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,923
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	624,988
Gross Amount at Which Carried at Close of Period Total	959,911
Accumulated Depreciation	116,029
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Wabash1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wabash
Location	IN
Initial Cost [Abstract]
Land	430,437
Buildings, Improvements and Acquisition Fees	800,871
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	430,437
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	802,871
Gross Amount at Which Carried at Close of Period Total	1,233,308
Accumulated Depreciation	149,075
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | West Lafayette [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Lafayette
Location	IN
Initial Cost [Abstract]
Land	1,052,628
Buildings, Improvements and Acquisition Fees	1,340,855
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,052,628
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,342,855
Gross Amount at Which Carried at Close of Period Total	2,395,483
Accumulated Depreciation	248,748
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Zionsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Zionsville
Location	IN
Initial Cost [Abstract]
Land	910,595
Buildings, Improvements and Acquisition Fees	1,691,926
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	910,595
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,693,926
Gross Amount at Which Carried at Close of Period Total	2,604,521
Accumulated Depreciation	313,920
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Kalamazoo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kalamazoo
Location	MI
Initial Cost [Abstract]
Land	238,000
Buildings, Improvements and Acquisition Fees	442,249
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	238,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	443,249
Gross Amount at Which Carried at Close of Period Total	681,249
Accumulated Depreciation	74,870
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Midland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midland
Location	MI
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	811,013
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,013
Gross Amount at Which Carried at Close of Period Total	1,250,513
Accumulated Depreciation	137,371
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Breckenridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Breckenridge
Location	MI
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	811,968
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,468
Gross Amount at Which Carried at Close of Period Total	1,250,968
Accumulated Depreciation	137,319
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Carson City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carson City
Location	MI
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	486,468
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,468
Gross Amount at Which Carried at Close of Period Total	750,968
Accumulated Depreciation	82,739
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Charlevoix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charlevoix
Location	MI
Initial Cost [Abstract]
Land	385,000
Buildings, Improvements and Acquisition Fees	713,013
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	385,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	715,513
Gross Amount at Which Carried at Close of Period Total	1,100,513
Accumulated Depreciation	121,086
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Cheboygan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cheboygan
Location	MI
Initial Cost [Abstract]
Land	280,000
Buildings, Improvements and Acquisition Fees	518,013
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	520,513
Gross Amount at Which Carried at Close of Period Total	800,513
Accumulated Depreciation	88,261
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Clare [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clare
Location	MI
Initial Cost [Abstract]
Land	229,250
Buildings, Improvements and Acquisition Fees	426,218
Cost Capitalized Subsequent to Acquisition Improvements	500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	229,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	426,718
Gross Amount at Which Carried at Close of Period Total	655,968
Accumulated Depreciation	71,959
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Clare1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clare
Location	MI
Initial Cost [Abstract]
Land	306,250
Buildings, Improvements and Acquisition Fees	567,718
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	306,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	569,718
Gross Amount at Which Carried at Close of Period Total	875,968
Accumulated Depreciation	96,416
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Comstock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Comstock
Location	MI
Initial Cost [Abstract]
Land	315,000
Buildings, Improvements and Acquisition Fees	583,761
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	315,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	586,261
Gross Amount at Which Carried at Close of Period Total	901,261
Accumulated Depreciation	99,329
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Farwell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Farwell
Location	MI
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	811,468
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,468
Gross Amount at Which Carried at Close of Period Total	1,250,968
Accumulated Depreciation	137,447
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Flint [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flint
Location	MI
Initial Cost [Abstract]
Land	194,492
Buildings, Improvements and Acquisition Fees	476,504
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	348
Gross Amount at Which Carried at Close of Period Land	194,492
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	476,852
Gross Amount at Which Carried at Close of Period Total	671,344
Accumulated Depreciation	305,901
Date Acquired	12/21/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Gladwin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gladwin
Location	MI
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	259,013
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	260,513
Gross Amount at Which Carried at Close of Period Total	400,513
Accumulated Depreciation	44,238
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Grand Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grand Rapids
Location	MI
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	812,261
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,761
Gross Amount at Which Carried at Close of Period Total	1,251,261
Accumulated Depreciation	137,368
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Kalkaska [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kalkaska
Location	MI
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	809,513
Cost Capitalized Subsequent to Acquisition Improvements	3,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,013
Gross Amount at Which Carried at Close of Period Total	1,250,513
Accumulated Depreciation	137,756
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Lake City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake City
Location	MI
Initial Cost [Abstract]
Land	115,500
Buildings, Improvements and Acquisition Fees	213,513
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	115,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	215,013
Gross Amount at Which Carried at Close of Period Total	330,513
Accumulated Depreciation	36,579
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Lakeview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeview
Location	MI
Initial Cost [Abstract]
Land	96,250
Buildings, Improvements and Acquisition Fees	177,718
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	96,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	179,718
Gross Amount at Which Carried at Close of Period Total	275,968
Accumulated Depreciation	30,766
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mackinaw City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mackinaw City
Location	MI
Initial Cost [Abstract]
Land	455,000
Buildings, Improvements and Acquisition Fees	844,513
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	455,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	845,513
Gross Amount at Which Carried at Close of Period Total	1,300,513
Accumulated Depreciation	142,585
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mecosta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mecosta
Location	MI
Initial Cost [Abstract]
Land	122,500
Buildings, Improvements and Acquisition Fees	227,468
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	122,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	228,468
Gross Amount at Which Carried at Close of Period Total	350,968
Accumulated Depreciation	38,715
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mount Pleasant [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mount Pleasant
Location	MI
Initial Cost [Abstract]
Land	463,750
Buildings, Improvements and Acquisition Fees	860,718
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	463,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	862,218
Gross Amount at Which Carried at Close of Period Total	1,325,968
Accumulated Depreciation	145,525
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mount Pleasant1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mount Pleasant
Location	MI
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	649,468
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,968
Gross Amount at Which Carried at Close of Period Total	1,000,968
Accumulated Depreciation	109,965
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mount Pleasant2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mount Pleasant
Location	MI
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	324,468
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,968
Gross Amount at Which Carried at Close of Period Total	500,968
Accumulated Depreciation	55,256
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mount Pleasant3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mount Pleasant
Location	MI
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	388,968
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,968
Gross Amount at Which Carried at Close of Period Total	600,968
Accumulated Depreciation	66,326
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mount Pleasant4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mount Pleasant
Location	MI
Initial Cost [Abstract]
Land	162,750
Buildings, Improvements and Acquisition Fees	300,794
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	162,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	303,294
Gross Amount at Which Carried at Close of Period Total	466,044
Accumulated Depreciation	51,695
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mount Pleasant5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mount Pleasant
Location	MI
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	810,968
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,468
Gross Amount at Which Carried at Close of Period Total	1,250,968
Accumulated Depreciation	137,575
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Petoskey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Petoskey
Location	MI
Initial Cost [Abstract]
Land	490,000
Buildings, Improvements and Acquisition Fees	909,513
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	910,513
Gross Amount at Which Carried at Close of Period Total	1,400,513
Accumulated Depreciation	153,526
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Prudenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Prudenville
Location	MI
Initial Cost [Abstract]
Land	133,000
Buildings, Improvements and Acquisition Fees	245,013
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	133,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	247,513
Gross Amount at Which Carried at Close of Period Total	380,513
Accumulated Depreciation	42,306
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Saginaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Saginaw
Location	MI
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	486,513
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,013
Gross Amount at Which Carried at Close of Period Total	750,513
Accumulated Depreciation	82,534
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Standish [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Standish
Location	MI
Initial Cost [Abstract]
Land	92,750
Buildings, Improvements and Acquisition Fees	171,263
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	92,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	172,763
Gross Amount at Which Carried at Close of Period Total	265,513
Accumulated Depreciation	29,467
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Traverse City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Traverse City
Location	MI
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	389,002
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,002
Gross Amount at Which Carried at Close of Period Total	601,002
Accumulated Depreciation	66,332
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Walker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Walker
Location	MI
Initial Cost [Abstract]
Land	586,250
Buildings, Improvements and Acquisition Fees	1,088,499
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	586,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,089,999
Gross Amount at Which Carried at Close of Period Total	1,676,249
Accumulated Depreciation	183,868
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NM [Member] | Albuquerque [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albuquerque
Location	NM
Initial Cost [Abstract]
Land	200,000
Buildings, Improvements and Acquisition Fees	271,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	271,637
Gross Amount at Which Carried at Close of Period Total	471,637
Accumulated Depreciation	84,658
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	273,085
Buildings, Improvements and Acquisition Fees	471,693
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	273,085
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	471,693
Gross Amount at Which Carried at Close of Period Total	744,778
Accumulated Depreciation	302,669
Date Acquired	12/21/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Columbus1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	147,296
Buildings, Improvements and Acquisition Fees	304,411
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	147,296
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	304,533
Gross Amount at Which Carried at Close of Period Total	451,829
Accumulated Depreciation	204,539
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Cuyahoga Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cuyahoga Falls
Location	OH
Initial Cost [Abstract]
Land	321,792
Buildings, Improvements and Acquisition Fees	1,144,619
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	321,792
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,144,619
Gross Amount at Which Carried at Close of Period Total	1,466,411
Accumulated Depreciation	395,011
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Alliance [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alliance
Location	OH
Initial Cost [Abstract]
Land	454,440
Buildings, Improvements and Acquisition Fees	841,460
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	454,440
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	843,960
Gross Amount at Which Carried at Close of Period Total	1,298,400
Accumulated Depreciation	52,265
Date Acquired	6/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Atwater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Atwater
Location	OH
Initial Cost [Abstract]
Land	118,555
Buildings, Improvements and Acquisition Fees	266,748
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	209
Gross Amount at Which Carried at Close of Period Land	118,555
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	266,957
Gross Amount at Which Carried at Close of Period Total	385,512
Accumulated Depreciation	179,269
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Bellefontaine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bellefontaine
Location	OH
Initial Cost [Abstract]
Land	455,000
Buildings, Improvements and Acquisition Fees	845,610
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	455,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	847,110
Gross Amount at Which Carried at Close of Period Total	1,302,110
Accumulated Depreciation	131,634
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Bellefontaine1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bellefontaine
Location	OH
Initial Cost [Abstract]
Land	560,000
Buildings, Improvements and Acquisition Fees	1,039,610
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	560,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,042,110
Gross Amount at Which Carried at Close of Period Total	1,602,110
Accumulated Depreciation	162,087
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | De Graff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	De Graff
Location	OH
Initial Cost [Abstract]
Land	302,750
Buildings, Improvements and Acquisition Fees	561,860
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	302,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	564,360
Gross Amount at Which Carried at Close of Period Total	867,110
Accumulated Depreciation	88,036
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Eaton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eaton
Location	OH
Initial Cost [Abstract]
Land	164,588
Buildings, Improvements and Acquisition Fees	306,934
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	164,588
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	306,934
Gross Amount at Which Carried at Close of Period Total	471,522
Accumulated Depreciation	56,779
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Galion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Galion
Location	OH
Initial Cost [Abstract]
Land	138,981
Buildings, Improvements and Acquisition Fees	327,597
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	209
Gross Amount at Which Carried at Close of Period Land	138,981
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	327,806
Gross Amount at Which Carried at Close of Period Total	466,787
Accumulated Depreciation	220,139
Date Acquired	3/6/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Groveport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Groveport
Location	OH
Initial Cost [Abstract]
Land	277,198
Buildings, Improvements and Acquisition Fees	445,497
Cost Capitalized Subsequent to Acquisition Improvements	16,091
Cost Capitalized Subsequent to Acquisition Carrying Costs	237
Gross Amount at Which Carried at Close of Period Land	277,198
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	461,825
Gross Amount at Which Carried at Close of Period Total	739,023
Accumulated Depreciation	286,858
Date Acquired	12/21/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Jackson Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson Center
Location	OH
Initial Cost [Abstract]
Land	367,500
Buildings, Improvements and Acquisition Fees	682,110
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	367,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	684,610
Gross Amount at Which Carried at Close of Period Total	1,052,110
Accumulated Depreciation	106,675
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Kenton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kenton
Location	OH
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	261,462
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	262,462
Gross Amount at Which Carried at Close of Period Total	402,462
Accumulated Depreciation	35,620
Date Acquired	8/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Marysville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marysville
Location	OH
Initial Cost [Abstract]
Land	507,500
Buildings, Improvements and Acquisition Fees	943,110
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	507,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	944,610
Gross Amount at Which Carried at Close of Period Total	1,452,110
Accumulated Depreciation	146,746
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Marysville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marysville
Location	OH
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	1,300,610
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,302,110
Gross Amount at Which Carried at Close of Period Total	2,002,110
Accumulated Depreciation	202,159
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Marysville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marysville
Location	OH
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	650,610
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	652,110
Gross Amount at Which Carried at Close of Period Total	1,002,110
Accumulated Depreciation	101,409
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Perrysburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Perrysburg
Location	OH
Initial Cost [Abstract]
Land	211,678
Buildings, Improvements and Acquisition Fees	390,680
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	211,678
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,814
Gross Amount at Which Carried at Close of Period Total	602,492
Accumulated Depreciation	235,451
Date of Construction	1/10/1996
Date Acquired	9/1/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Russells Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Russells Point
Location	OH
Initial Cost [Abstract]
Land	546,000
Buildings, Improvements and Acquisition Fees	1,013,610
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	546,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,016,110
Gross Amount at Which Carried at Close of Period Total	1,562,110
Accumulated Depreciation	158,057
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Streetsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Streetsboro
Location	OH
Initial Cost [Abstract]
Land	402,988
Buildings, Improvements and Acquisition Fees	533,349
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	402,988
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	533,463
Gross Amount at Which Carried at Close of Period Total	936,451
Accumulated Depreciation	293,357
Date of Construction	1/27/1997
Date Acquired	9/3/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Tiffin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tiffin
Location	OH
Initial Cost [Abstract]
Land	117,017
Buildings, Improvements and Acquisition Fees	273,040
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	209
Gross Amount at Which Carried at Close of Period Land	117,017
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	273,249
Gross Amount at Which Carried at Close of Period Total	390,266
Accumulated Depreciation	183,495
Date Acquired	3/7/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Tipp City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tipp City
Location	OH
Initial Cost [Abstract]
Land	355,009
Buildings, Improvements and Acquisition Fees	588,111
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	355,009
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	588,196
Gross Amount at Which Carried at Close of Period Total	943,205
Accumulated Depreciation	328,357
Date of Construction	1/31/1997
Date Acquired	6/27/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Wadsworth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wadsworth
Location	OH
Initial Cost [Abstract]
Land	266,507
Buildings, Improvements and Acquisition Fees	496,917
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	116
Gross Amount at Which Carried at Close of Period Land	266,507
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	497,033
Gross Amount at Which Carried at Close of Period Total	763,540
Accumulated Depreciation	284,269
Date of Construction	11/26/1996
Date Acquired	7/1/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	808,681
Buildings, Improvements and Acquisition Fees	256,843
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	808,681
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	256,843
Gross Amount at Which Carried at Close of Period Total	1,065,524
Accumulated Depreciation	88,605
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Pittsburgh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	497,668
Buildings, Improvements and Acquisition Fees	320,170
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	497,668
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	320,170
Gross Amount at Which Carried at Close of Period Total	817,838
Accumulated Depreciation	101,919
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Pittsburgh1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	296,277
Buildings, Improvements and Acquisition Fees	287,540
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	296,277
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	287,540
Gross Amount at Which Carried at Close of Period Total	583,817
Accumulated Depreciation	91,531
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Pittsburgh2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	395,417
Buildings, Improvements and Acquisition Fees	474,741
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	395,417
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	474,741
Gross Amount at Which Carried at Close of Period Total	870,158
Accumulated Depreciation	151,124
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Pittsburgh3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	118,118
Buildings, Improvements and Acquisition Fees	231,108
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	118,118
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	231,108
Gross Amount at Which Carried at Close of Period Total	349,226
Accumulated Depreciation	73,567
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Valencia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Valencia
Location	PA
Initial Cost [Abstract]
Land	440,565
Buildings, Improvements and Acquisition Fees	278,492
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	440,565
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	278,492
Gross Amount at Which Carried at Close of Period Total	719,057
Accumulated Depreciation	88,651
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Aliquippa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aliquippa
Location	PA
Initial Cost [Abstract]
Land	226,195
Buildings, Improvements and Acquisition Fees	452,631
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	226,195
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	452,631
Gross Amount at Which Carried at Close of Period Total	678,826
Accumulated Depreciation	144,085
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Beaver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beaver
Location	PA
Initial Cost [Abstract]
Land	95,626
Buildings, Improvements and Acquisition Fees	223,368
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	95,626
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	223,368
Gross Amount at Which Carried at Close of Period Total	318,994
Accumulated Depreciation	71,103
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Beaver Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beaver Falls
Location	PA
Initial Cost [Abstract]
Land	92,207
Buildings, Improvements and Acquisition Fees	230,758
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	92,207
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	230,758
Gross Amount at Which Carried at Close of Period Total	322,965
Accumulated Depreciation	73,456
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Cornwell Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cornwell Heights
Location	PA
Initial Cost [Abstract]
Land	569,763
Buildings, Improvements and Acquisition Fees	387,611
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	569,763
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	387,611
Gross Amount at Which Carried at Close of Period Total	957,374
Accumulated Depreciation	133,720
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Doylestown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Doylestown
Location	PA
Initial Cost [Abstract]
Land	800,134
Buildings, Improvements and Acquisition Fees	1,226,452
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	800,134
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,226,452
Gross Amount at Which Carried at Close of Period Total	2,026,586
Accumulated Depreciation	423,121
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | East Caln [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Caln
Location	PA
Initial Cost [Abstract]
Land	1,722,222
Buildings, Improvements and Acquisition Fees	576
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,722,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	576
Gross Amount at Which Carried at Close of Period Total	1,722,798
Accumulated Depreciation	203
Date Acquired	2/25/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Lansdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lansdale
Location	PA
Initial Cost [Abstract]
Land	1,356,324
Buildings, Improvements and Acquisition Fees	385,761
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,356,324
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	385,761
Gross Amount at Which Carried at Close of Period Total	1,742,085
Accumulated Depreciation	133,081
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Penndel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Penndel
Location	PA
Initial Cost [Abstract]
Land	739,487
Buildings, Improvements and Acquisition Fees	1,003,809
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	739,487
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,003,809
Gross Amount at Which Carried at Close of Period Total	1,743,296
Accumulated Depreciation	346,309
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Perryopolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Perryopolis
Location	PA
Initial Cost [Abstract]
Land	148,953
Buildings, Improvements and Acquisition Fees	134,299
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	148,953
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	134,299
Gross Amount at Which Carried at Close of Period Total	283,252
Accumulated Depreciation	42,750
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	425,928
Buildings, Improvements and Acquisition Fees	167,147
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	425,928
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	167,147
Gross Amount at Which Carried at Close of Period Total	593,075
Accumulated Depreciation	57,660
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	390,342
Buildings, Improvements and Acquisition Fees	226,919
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	390,342
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	226,919
Gross Amount at Which Carried at Close of Period Total	617,261
Accumulated Depreciation	78,281
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	541,792
Buildings, Improvements and Acquisition Fees	236,049
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	541,792
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	236,049
Gross Amount at Which Carried at Close of Period Total	777,841
Accumulated Depreciation	81,431
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	530,018
Buildings, Improvements and Acquisition Fees	214,977
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	530,018
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	214,977
Gross Amount at Which Carried at Close of Period Total	744,995
Accumulated Depreciation	74,162
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	614,101
Buildings, Improvements and Acquisition Fees	277,277
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	614,101
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	277,277
Gross Amount at Which Carried at Close of Period Total	891,378
Accumulated Depreciation	95,655
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	1,011,389
Buildings, Improvements and Acquisition Fees	491,302
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,011,389
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	491,302
Gross Amount at Which Carried at Close of Period Total	1,502,691
Accumulated Depreciation	169,494
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	935,672
Buildings, Improvements and Acquisition Fees	448,426
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	935,672
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	448,426
Gross Amount at Which Carried at Close of Period Total	1,384,098
Accumulated Depreciation	154,702
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	689,172
Buildings, Improvements and Acquisition Fees	426,596
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	689,172
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	426,596
Gross Amount at Which Carried at Close of Period Total	1,115,768
Accumulated Depreciation	147,170
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia9 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	349,294
Buildings, Improvements and Acquisition Fees	134,485
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	349,294
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	134,485
Gross Amount at Which Carried at Close of Period Total	483,779
Accumulated Depreciation	46,392
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	557,515
Buildings, Improvements and Acquisition Fees	244,121
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	557,515
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	244,121
Gross Amount at Which Carried at Close of Period Total	801,636
Accumulated Depreciation	80,967
Date Acquired	9/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | South Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	South Park
Location	PA
Initial Cost [Abstract]
Land	252,247
Buildings, Improvements and Acquisition Fees	436,182
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	252,247
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	436,182
Gross Amount at Which Carried at Close of Period Total	688,429
Accumulated Depreciation	138,810
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Southampton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Southampton
Location	PA
Initial Cost [Abstract]
Land	783,279
Buildings, Improvements and Acquisition Fees	163,721
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	783,279
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	163,721
Gross Amount at Which Carried at Close of Period Total	947,000
Accumulated Depreciation	56,478
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Verona [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Verona
Location	PA
Initial Cost [Abstract]
Land	171,411
Buildings, Improvements and Acquisition Fees	257,358
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	171,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	257,358
Gross Amount at Which Carried at Close of Period Total	428,769
Accumulated Depreciation	81,923
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Willow Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Willow Grove
Location	PA
Initial Cost [Abstract]
Land	329,934
Buildings, Improvements and Acquisition Fees	73,123
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	329,934
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	73,123
Gross Amount at Which Carried at Close of Period Total	403,057
Accumulated Depreciation	25,222
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WA [Member] | Spokane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Spokane
Location	WA
Initial Cost [Abstract]
Land	66,150
Buildings, Improvements and Acquisition Fees	146,921
Cost Capitalized Subsequent to Acquisition Improvements	55,528
Cost Capitalized Subsequent to Acquisition Carrying Costs	7,650
Gross Amount at Which Carried at Close of Period Land	66,150
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	210,099
Gross Amount at Which Carried at Close of Period Total	276,249
Accumulated Depreciation	152,095
Date Acquired	11/18/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | KY [Member] | Louisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Louisville
Location	KY
Initial Cost [Abstract]
Land	216,849
Buildings, Improvements and Acquisition Fees	605,697
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	187
Gross Amount at Which Carried at Close of Period Land	216,849
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	605,884
Gross Amount at Which Carried at Close of Period Total	822,733
Accumulated Depreciation	376,474
Date of Construction	6/18/1996
Date Acquired	11/17/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | KY [Member] | Berea [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Berea
Location	KY
Initial Cost [Abstract]
Land	252,077
Buildings, Improvements and Acquisition Fees	360,815
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	197
Gross Amount at Which Carried at Close of Period Land	252,077
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	361,012
Gross Amount at Which Carried at Close of Period Total	613,089
Accumulated Depreciation	242,460
Date Acquired	3/8/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | KY [Member] | Elizabethtown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elizabethtown
Location	KY
Initial Cost [Abstract]
Land	286,106
Buildings, Improvements and Acquisition Fees	286,106
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	364
Gross Amount at Which Carried at Close of Period Land	286,106
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	286,470
Gross Amount at Which Carried at Close of Period Total	572,576
Accumulated Depreciation	192,310
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | KY [Member] | Lebanon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lebanon
Location	KY
Initial Cost [Abstract]
Land	158,052
Buildings, Improvements and Acquisition Fees	316,105
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	350
Gross Amount at Which Carried at Close of Period Land	158,052
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	316,455
Gross Amount at Which Carried at Close of Period Total	474,507
Accumulated Depreciation	212,434
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | KY [Member] | Louisville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Louisville
Location	KY
Initial Cost [Abstract]
Land	198,926
Buildings, Improvements and Acquisition Fees	368,014
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	198,926
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	368,225
Gross Amount at Which Carried at Close of Period Total	567,151
Accumulated Depreciation	247,320
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | KY [Member] | Mt. Washington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Washington
Location	KY
Initial Cost [Abstract]
Land	327,245
Buildings, Improvements and Acquisition Fees	479,593
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	327,245
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	479,593
Gross Amount at Which Carried at Close of Period Total	806,838
Accumulated Depreciation	290,185
Date of Construction	12/6/1996
Date Acquired	5/31/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | KY [Member] | Owensboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Owensboro
Location	KY
Initial Cost [Abstract]
Land	360,000
Buildings, Improvements and Acquisition Fees	590,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	360,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	590,000
Gross Amount at Which Carried at Close of Period Total	950,000
Accumulated Depreciation	386,450
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MA [Member] | North Reading [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Reading
Location	MA
Initial Cost [Abstract]
Land	574,601
Buildings, Improvements and Acquisition Fees	756,174
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	574,601
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	756,174
Gross Amount at Which Carried at Close of Period Total	1,330,775
Accumulated Depreciation	253,318
Date Acquired	8/18/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MA [Member] | Amherst [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Amherst
Location	MA
Initial Cost [Abstract]
Land	110,969
Buildings, Improvements and Acquisition Fees	639,806
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	110,969
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	639,806
Gross Amount at Which Carried at Close of Period Total	750,775
Accumulated Depreciation	214,335
Date Acquired	8/18/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MA [Member] | Seekonk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Seekonk
Location	MA
Initial Cost [Abstract]
Land	298,354
Buildings, Improvements and Acquisition Fees	268,518
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	298,354
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	268,518
Gross Amount at Which Carried at Close of Period Total	566,872
Accumulated Depreciation	180,355
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MD [Member] | Berlin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Berlin
Location	MD
Initial Cost [Abstract]
Land	255,951
Buildings, Improvements and Acquisition Fees	387,395
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	255,951
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	387,395
Gross Amount at Which Carried at Close of Period Total	643,346
Accumulated Depreciation	136,226
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MD [Member] | Crisfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Crisfield
Location	MD
Initial Cost [Abstract]
Land	219,704
Buildings, Improvements and Acquisition Fees	333,024
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	219,704
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	333,024
Gross Amount at Which Carried at Close of Period Total	552,728
Accumulated Depreciation	117,106
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MD [Member] | Hebron [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hebron
Location	MD
Initial Cost [Abstract]
Land	376,251
Buildings, Improvements and Acquisition Fees	567,844
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	376,251
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	567,844
Gross Amount at Which Carried at Close of Period Total	944,095
Accumulated Depreciation	199,685
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MD [Member] | La Plata [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	La Plata
Location	MD
Initial Cost [Abstract]
Land	1,017,544
Buildings, Improvements and Acquisition Fees	2,706,729
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,017,544
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,706,729
Gross Amount at Which Carried at Close of Period Total	3,724,273
Accumulated Depreciation	1,014,776
Date Acquired	8/6/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MD [Member] | Mechanicsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mechanicsville
Location	MD
Initial Cost [Abstract]
Land	1,540,335
Buildings, Improvements and Acquisition Fees	2,860,928
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,540,335
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,860,928
Gross Amount at Which Carried at Close of Period Total	4,401,263
Accumulated Depreciation	1,091,861
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MD [Member] | Millersville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Millersville
Location	MD
Initial Cost [Abstract]
Land	830,737
Buildings, Improvements and Acquisition Fees	2,696,245
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	830,737
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,696,245
Gross Amount at Which Carried at Close of Period Total	3,526,982
Accumulated Depreciation	1,029,113
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NJ [Member] | Hamilton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hamilton
Location	NJ
Initial Cost [Abstract]
Land	1,539,117
Buildings, Improvements and Acquisition Fees	2,858,630
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,539,117
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,858,630
Gross Amount at Which Carried at Close of Period Total	4,397,747
Accumulated Depreciation	1,091,937
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NJ [Member] | Farmingdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Farmingdale
Location	NJ
Initial Cost [Abstract]
Land	1,459,957
Buildings, Improvements and Acquisition Fees	2,712,264
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,459,957
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,712,264
Gross Amount at Which Carried at Close of Period Total	4,172,221
Accumulated Depreciation	1,017,059
Date Acquired	8/6/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NJ [Member] | Galloway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Galloway
Location	NJ
Initial Cost [Abstract]
Land	1,367,872
Buildings, Improvements and Acquisition Fees	2,540,604
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,367,872
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,540,604
Gross Amount at Which Carried at Close of Period Total	3,908,476
Accumulated Depreciation	969,621
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NJ [Member] | MillVille [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	MillVille
Location	NJ
Initial Cost [Abstract]
Land	953,891
Buildings, Improvements and Acquisition Fees	1,771,782
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	953,891
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,771,782
Gross Amount at Which Carried at Close of Period Total	2,725,673
Accumulated Depreciation	676,220
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NJ [Member] | Toms River [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toms River
Location	NJ
Initial Cost [Abstract]
Land	1,265,861
Buildings, Improvements and Acquisition Fees	2,351,154
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,265,861
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,351,154
Gross Amount at Which Carried at Close of Period Total	3,617,015
Accumulated Depreciation	897,711
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NJ [Member] | Toms River1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toms River
Location	NJ
Initial Cost [Abstract]
Land	982,526
Buildings, Improvements and Acquisition Fees	1,824,961
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	982,526
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,824,961
Gross Amount at Which Carried at Close of Period Total	2,807,487
Accumulated Depreciation	696,175
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OK [Member] | Tulsa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	126,545
Buildings, Improvements and Acquisition Fees	508,266
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	126,545
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	508,439
Gross Amount at Which Carried at Close of Period Total	634,984
Accumulated Depreciation	295,712
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	450,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	450,000
Gross Amount at Which Carried at Close of Period Total	600,000
Accumulated Depreciation	294,750
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Charleston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charleston
Location	SC
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	350,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	350,000
Gross Amount at Which Carried at Close of Period Total	520,000
Accumulated Depreciation	229,250
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	SC
Initial Cost [Abstract]
Land	390,000
Buildings, Improvements and Acquisition Fees	462,847
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	390,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	462,847
Gross Amount at Which Carried at Close of Period Total	852,847
Accumulated Depreciation	230,648
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Lexington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	SC
Initial Cost [Abstract]
Land	255,000
Buildings, Improvements and Acquisition Fees	545,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	255,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	545,000
Gross Amount at Which Carried at Close of Period Total	800,000
Accumulated Depreciation	356,975
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | North Charleston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Charleston
Location	SC
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	650,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,000
Gross Amount at Which Carried at Close of Period Total	1,050,000
Accumulated Depreciation	425,750
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	SC
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	632,626
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	632,626
Gross Amount at Which Carried at Close of Period Total	802,626
Accumulated Depreciation	315,254
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Columbia1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	520,000
Buildings, Improvements and Acquisition Fees	471,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	520,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	471,637
Gross Amount at Which Carried at Close of Period Total	991,637
Accumulated Depreciation	146,991
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Goose Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Goose Creek
Location	SC
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	241,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	241,637
Gross Amount at Which Carried at Close of Period Total	391,637
Accumulated Depreciation	75,308
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Summerville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Summerville
Location	SC
Initial Cost [Abstract]
Land	115,000
Buildings, Improvements and Acquisition Fees	515,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	115,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	515,000
Gross Amount at Which Carried at Close of Period Total	630,000
Accumulated Depreciation	337,325
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	184,701
Buildings, Improvements and Acquisition Fees	344,620
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	184,701
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	344,620
Gross Amount at Which Carried at Close of Period Total	529,321
Accumulated Depreciation	52,266
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Florence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Florence
Location	SC
Initial Cost [Abstract]
Land	193,497
Buildings, Improvements and Acquisition Fees	359,413
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	193,497
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	360,913
Gross Amount at Which Carried at Close of Period Total	554,410
Accumulated Depreciation	55,072
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Camden [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Camden
Location	SC
Initial Cost [Abstract]
Land	269,136
Buildings, Improvements and Acquisition Fees	499,897
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,136
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	501,397
Gross Amount at Which Carried at Close of Period Total	770,533
Accumulated Depreciation	76,379
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Lake City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake City
Location	SC
Initial Cost [Abstract]
Land	202,292
Buildings, Improvements and Acquisition Fees	376,398
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	202,292
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	377,898
Gross Amount at Which Carried at Close of Period Total	580,190
Accumulated Depreciation	57,648
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Aiken [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aiken
Location	SC
Initial Cost [Abstract]
Land	320,000
Buildings, Improvements and Acquisition Fees	432,527
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	432,527
Gross Amount at Which Carried at Close of Period Total	752,527
Accumulated Depreciation	215,539
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Aiken1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aiken
Location	SC
Initial Cost [Abstract]
Land	330,000
Buildings, Improvements and Acquisition Fees	472,679
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	472,679
Gross Amount at Which Carried at Close of Period Total	802,679
Accumulated Depreciation	235,548
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Aiken2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aiken
Location	SC
Initial Cost [Abstract]
Land	560,000
Buildings, Improvements and Acquisition Fees	543,588
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	560,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	543,588
Gross Amount at Which Carried at Close of Period Total	1,103,588
Accumulated Depreciation	270,882
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Aiken3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aiken
Location	SC
Initial Cost [Abstract]
Land	360,000
Buildings, Improvements and Acquisition Fees	542,982
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	360,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	542,982
Gross Amount at Which Carried at Close of Period Total	902,982
Accumulated Depreciation	270,581
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Aiken4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aiken
Location	SC
Initial Cost [Abstract]
Land	540,000
Buildings, Improvements and Acquisition Fees	388,058
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	540,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	388,058
Gross Amount at Which Carried at Close of Period Total	928,058
Accumulated Depreciation	193,377
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Aiken5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aiken
Location	SC
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	251,770
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	251,770
Gross Amount at Which Carried at Close of Period Total	501,770
Accumulated Depreciation	125,463
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Beach Island [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beach Island
Location	SC
Initial Cost [Abstract]
Land	330,000
Buildings, Improvements and Acquisition Fees	481,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	481,637
Gross Amount at Which Carried at Close of Period Total	811,637
Accumulated Depreciation	150,108
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Belvedere [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Belvedere
Location	SC
Initial Cost [Abstract]
Land	490,000
Buildings, Improvements and Acquisition Fees	463,080
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	463,080
Gross Amount at Which Carried at Close of Period Total	953,080
Accumulated Depreciation	230,764
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Bishopville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bishopville
Location	SC
Initial Cost [Abstract]
Land	191,738
Buildings, Improvements and Acquisition Fees	356,130
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	191,738
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	357,630
Gross Amount at Which Carried at Close of Period Total	549,368
Accumulated Depreciation	54,574
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Bonneau [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bonneau
Location	SC
Initial Cost [Abstract]
Land	128,411
Buildings, Improvements and Acquisition Fees	239,191
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	128,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	240,691
Gross Amount at Which Carried at Close of Period Total	369,102
Accumulated Depreciation	36,839
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Conway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Conway
Location	SC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	251,890
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	252,890
Gross Amount at Which Carried at Close of Period Total	252,890
Accumulated Depreciation	59,737
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Cordova [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cordova
Location	SC
Initial Cost [Abstract]
Land	137,207
Buildings, Improvements and Acquisition Fees	255,025
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	137,207
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	257,025
Gross Amount at Which Carried at Close of Period Total	394,232
Accumulated Depreciation	39,428
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Eastover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eastover
Location	SC
Initial Cost [Abstract]
Land	138,966
Buildings, Improvements and Acquisition Fees	258,625
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,966
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	259,625
Gross Amount at Which Carried at Close of Period Total	398,591
Accumulated Depreciation	39,599
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Florence1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Florence
Location	SC
Initial Cost [Abstract]
Land	337,740
Buildings, Improvements and Acquisition Fees	627,293
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	337,740
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	628,793
Gross Amount at Which Carried at Close of Period Total	966,533
Accumulated Depreciation	95,701
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Greenville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	SC
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	402,392
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	402,392
Gross Amount at Which Carried at Close of Period Total	702,392
Accumulated Depreciation	200,522
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Greenville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	SC
Initial Cost [Abstract]
Land	370,000
Buildings, Improvements and Acquisition Fees	432,695
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	370,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	432,695
Gross Amount at Which Carried at Close of Period Total	802,695
Accumulated Depreciation	215,622
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Greenville3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	SC
Initial Cost [Abstract]
Land	620,000
Buildings, Improvements and Acquisition Fees	483,604
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	620,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	483,604
Gross Amount at Which Carried at Close of Period Total	1,103,604
Accumulated Depreciation	240,990
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Greenville4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	SC
Initial Cost [Abstract]
Land	680,000
Buildings, Improvements and Acquisition Fees	423,604
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	680,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	423,604
Gross Amount at Which Carried at Close of Period Total	1,103,604
Accumulated Depreciation	211,090
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Greer [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greer
Location	SC
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	502,879
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	502,879
Gross Amount at Which Carried at Close of Period Total	902,879
Accumulated Depreciation	250,597
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Hemingway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hemingway
Location	SC
Initial Cost [Abstract]
Land	246,269
Buildings, Improvements and Acquisition Fees	458,069
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	246,269
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	459,569
Gross Amount at Which Carried at Close of Period Total	705,838
Accumulated Depreciation	70,035
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Hilton Head [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hilton Head
Location	SC
Initial Cost [Abstract]
Land	500,000
Buildings, Improvements and Acquisition Fees	691,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	691,637
Gross Amount at Which Carried at Close of Period Total	1,191,637
Accumulated Depreciation	215,558
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Hilton Head1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hilton Head
Location	SC
Initial Cost [Abstract]
Land	185,500
Buildings, Improvements and Acquisition Fees	344,510
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	185,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	344,510
Gross Amount at Which Carried at Close of Period Total	530,010
Accumulated Depreciation	106,224
Date Acquired	4/14/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Irmo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Irmo
Location	SC
Initial Cost [Abstract]
Land	690,000
Buildings, Improvements and Acquisition Fees	461,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	690,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	461,637
Gross Amount at Which Carried at Close of Period Total	1,151,637
Accumulated Depreciation	143,874
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Kingstree [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingstree
Location	SC
Initial Cost [Abstract]
Land	209,328
Buildings, Improvements and Acquisition Fees	389,965
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	209,328
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,965
Gross Amount at Which Carried at Close of Period Total	600,293
Accumulated Depreciation	59,519
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Kingstree1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingstree
Location	SC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	301,766
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	303,766
Gross Amount at Which Carried at Close of Period Total	303,766
Accumulated Depreciation	67,063
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Lexington1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	SC
Initial Cost [Abstract]
Land	640,000
Buildings, Improvements and Acquisition Fees	563,891
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	640,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	563,891
Gross Amount at Which Carried at Close of Period Total	1,203,891
Accumulated Depreciation	281,000
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Lexington2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	SC
Initial Cost [Abstract]
Land	540,000
Buildings, Improvements and Acquisition Fees	563,588
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	540,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	563,588
Gross Amount at Which Carried at Close of Period Total	1,103,588
Accumulated Depreciation	280,849
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Lexington3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	SC
Initial Cost [Abstract]
Land	360,000
Buildings, Improvements and Acquisition Fees	843,891
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	360,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	843,891
Gross Amount at Which Carried at Close of Period Total	1,203,891
Accumulated Depreciation	420,533
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Lugoff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lugoff
Location	SC
Initial Cost [Abstract]
Land	200,533
Buildings, Improvements and Acquisition Fees	372,490
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,533
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	373,990
Gross Amount at Which Carried at Close of Period Total	574,523
Accumulated Depreciation	57,056
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Moncks Corner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Moncks Corner
Location	SC
Initial Cost [Abstract]
Land	351,812
Buildings, Improvements and Acquisition Fees	654,578
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	351,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	655,578
Gross Amount at Which Carried at Close of Period Total	1,007,390
Accumulated Depreciation	99,652
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Mt. Pleasant [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Pleasant
Location	SC
Initial Cost [Abstract]
Land	668,443
Buildings, Improvements and Acquisition Fees	1,241,940
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	668,443
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,242,940
Gross Amount at Which Carried at Close of Period Total	1,911,383
Accumulated Depreciation	188,735
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	140,725
Buildings, Improvements and Acquisition Fees	261,942
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,725
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	262,942
Gross Amount at Which Carried at Close of Period Total	403,667
Accumulated Depreciation	40,102
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	703,624
Buildings, Improvements and Acquisition Fees	1,307,326
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	703,624
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,308,326
Gross Amount at Which Carried at Close of Period Total	2,011,950
Accumulated Depreciation	198,652
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	327,278
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	328,278
Gross Amount at Which Carried at Close of Period Total	328,278
Accumulated Depreciation	90,594
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	277,019
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	278,019
Gross Amount at Which Carried at Close of Period Total	278,019
Accumulated Depreciation	67,042
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	527,718
Buildings, Improvements and Acquisition Fees	980,766
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	527,718
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	982,266
Gross Amount at Which Carried at Close of Period Total	1,509,984
Accumulated Depreciation	149,311
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	176,002
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	177,502
Gross Amount at Which Carried at Close of Period Total	177,502
Accumulated Depreciation	27,255
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	753,979
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	755,479
Gross Amount at Which Carried at Close of Period Total	755,479
Accumulated Depreciation	114,915
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	492,537
Buildings, Improvements and Acquisition Fees	913,807
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	492,537
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	916,307
Gross Amount at Which Carried at Close of Period Total	1,408,844
Accumulated Depreciation	139,530
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | North Augusta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Augusta
Location	SC
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	452,777
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	452,777
Gross Amount at Which Carried at Close of Period Total	852,777
Accumulated Depreciation	225,630
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | North Augusta1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Augusta
Location	SC
Initial Cost [Abstract]
Land	490,000
Buildings, Improvements and Acquisition Fees	1,221,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,221,637
Gross Amount at Which Carried at Close of Period Total	1,711,637
Accumulated Depreciation	380,741
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Orangeburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orangeburg
Location	SC
Initial Cost [Abstract]
Land	320,000
Buildings, Improvements and Acquisition Fees	691,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	691,637
Gross Amount at Which Carried at Close of Period Total	1,011,637
Accumulated Depreciation	215,558
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Pinewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pinewood
Location	SC
Initial Cost [Abstract]
Land	325,426
Buildings, Improvements and Acquisition Fees	605,076
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	325,426
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	606,576
Gross Amount at Which Carried at Close of Period Total	932,002
Accumulated Depreciation	92,331
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Simpsonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Simpsonville
Location	SC
Initial Cost [Abstract]
Land	530,000
Buildings, Improvements and Acquisition Fees	573,485
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	530,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	573,485
Gross Amount at Which Carried at Close of Period Total	1,103,485
Accumulated Depreciation	285,781
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Spartanburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Spartanburg
Location	SC
Initial Cost [Abstract]
Land	470,000
Buildings, Improvements and Acquisition Fees	432,879
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	470,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	432,879
Gross Amount at Which Carried at Close of Period Total	902,879
Accumulated Depreciation	215,713
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Summerton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Summerton
Location	SC
Initial Cost [Abstract]
Land	142,484
Buildings, Improvements and Acquisition Fees	265,326
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	142,484
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	266,826
Gross Amount at Which Carried at Close of Period Total	409,310
Accumulated Depreciation	40,802
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Summerville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Summerville
Location	SC
Initial Cost [Abstract]
Land	297,500
Buildings, Improvements and Acquisition Fees	553,227
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	297,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	553,227
Gross Amount at Which Carried at Close of Period Total	850,727
Accumulated Depreciation	170,576
Date Acquired	4/14/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	149,520
Buildings, Improvements and Acquisition Fees	278,284
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	149,520
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	279,284
Gross Amount at Which Carried at Close of Period Total	428,804
Accumulated Depreciation	42,580
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	372,921
Buildings, Improvements and Acquisition Fees	693,113
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	372,921
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	694,113
Gross Amount at Which Carried at Close of Period Total	1,067,034
Accumulated Depreciation	105,496
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	211,087
Buildings, Improvements and Acquisition Fees	392,065
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	211,087
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	393,565
Gross Amount at Which Carried at Close of Period Total	604,652
Accumulated Depreciation	60,025
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	263,859
Buildings, Improvements and Acquisition Fees	490,128
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	263,859
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	491,628
Gross Amount at Which Carried at Close of Period Total	755,487
Accumulated Depreciation	74,897
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	362,367
Buildings, Improvements and Acquisition Fees	673,012
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	362,367
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	674,512
Gross Amount at Which Carried at Close of Period Total	1,036,879
Accumulated Depreciation	102,635
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	181,183
Buildings, Improvements and Acquisition Fees	336,587
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	181,183
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,087
Gross Amount at Which Carried at Close of Period Total	519,270
Accumulated Depreciation	51,610
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	154,797
Buildings, Improvements and Acquisition Fees	287,584
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	154,797
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	289,084
Gross Amount at Which Carried at Close of Period Total	443,881
Accumulated Depreciation	44,178
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	351,812
Buildings, Improvements and Acquisition Fees	653,469
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	351,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	654,969
Gross Amount at Which Carried at Close of Period Total	1,006,781
Accumulated Depreciation	99,671
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter9 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	334,222
Buildings, Improvements and Acquisition Fees	620,801
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,301
Gross Amount at Which Carried at Close of Period Total	956,523
Accumulated Depreciation	94,716
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	281,450
Buildings, Improvements and Acquisition Fees	522,796
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	281,450
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	524,296
Gross Amount at Which Carried at Close of Period Total	805,746
Accumulated Depreciation	79,852
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	146,002
Buildings, Improvements and Acquisition Fees	271,250
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	146,002
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	272,750
Gross Amount at Which Carried at Close of Period Total	418,752
Accumulated Depreciation	41,701
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	149,520
Buildings, Improvements and Acquisition Fees	277,726
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	149,520
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	279,226
Gross Amount at Which Carried at Close of Period Total	428,746
Accumulated Depreciation	42,683
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter13 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	262,100
Buildings, Improvements and Acquisition Fees	486,861
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,100
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,361
Gross Amount at Which Carried at Close of Period Total	750,461
Accumulated Depreciation	74,402
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | West Aiken [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Aiken
Location	SC
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	402,665
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	402,665
Gross Amount at Which Carried at Close of Period Total	802,665
Accumulated Depreciation	200,657
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | West Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Columbia
Location	SC
Initial Cost [Abstract]
Land	410,000
Buildings, Improvements and Acquisition Fees	693,574
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	410,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	693,574
Gross Amount at Which Carried at Close of Period Total	1,103,574
Accumulated Depreciation	345,625
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | West Columbia1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Columbia
Location	SC
Initial Cost [Abstract]
Land	336,000
Buildings, Improvements and Acquisition Fees	624,727
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	336,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	624,727
Gross Amount at Which Carried at Close of Period Total	960,727
Accumulated Depreciation	192,622
Date Acquired	4/14/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	1,144,841
Buildings, Improvements and Acquisition Fees	3,371,146
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,144,841
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,371,146
Gross Amount at Which Carried at Close of Period Total	4,515,987
Accumulated Depreciation	1,262,339
Date Acquired	8/22/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Roanoke [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roanoke
Location	VA
Initial Cost [Abstract]
Land	325,000
Buildings, Improvements and Acquisition Fees	575,366
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	325,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	575,366
Gross Amount at Which Carried at Close of Period Total	900,366
Accumulated Depreciation	146,718
Date Acquired	8/18/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Warrenton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warrenton
Location	VA
Initial Cost [Abstract]
Land	515,971
Buildings, Improvements and Acquisition Fees	649,125
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	161
Gross Amount at Which Carried at Close of Period Land	515,971
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	649,286
Gross Amount at Which Carried at Close of Period Total	1,165,257
Accumulated Depreciation	390,597
Date Acquired	12/20/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Stafford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stafford
Location	VA
Initial Cost [Abstract]
Land	271,865
Buildings, Improvements and Acquisition Fees	601,997
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	167
Gross Amount at Which Carried at Close of Period Land	271,865
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	602,164
Gross Amount at Which Carried at Close of Period Total	874,029
Accumulated Depreciation	362,244
Date Acquired	12/20/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Chesapeake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chesapeake
Location	VA
Initial Cost [Abstract]
Land	225,000
Buildings, Improvements and Acquisition Fees	400,366
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	225,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	400,366
Gross Amount at Which Carried at Close of Period Total	625,366
Accumulated Depreciation	102,093
Date Acquired	8/18/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Virginia Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Virginia Beach
Location	VA
Initial Cost [Abstract]
Land	1,194,560
Buildings, Improvements and Acquisition Fees	2,218,773
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,194,560
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,218,773
Gross Amount at Which Carried at Close of Period Total	3,413,333
Accumulated Depreciation	846,817
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Glen Allen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glen Allen
Location	VA
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	440,965
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	17
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	440,982
Gross Amount at Which Carried at Close of Period Total	1,140,982
Accumulated Depreciation	241,792
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	298,227
Buildings, Improvements and Acquisition Fees	451,014
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	298,227
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	451,014
Gross Amount at Which Carried at Close of Period Total	749,241
Accumulated Depreciation	158,599
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | St. Paul [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	VA
Initial Cost [Abstract]
Land	334,803
Buildings, Improvements and Acquisition Fees	622,807
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,803
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,807
Gross Amount at Which Carried at Close of Period Total	957,610
Accumulated Depreciation	102,762
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | St. Paul1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	VA
Initial Cost [Abstract]
Land	422,303
Buildings, Improvements and Acquisition Fees	785,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	422,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	785,307
Gross Amount at Which Carried at Close of Period Total	1,207,610
Accumulated Depreciation	129,574
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richlands [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richlands
Location	VA
Initial Cost [Abstract]
Land	140,051
Buildings, Improvements and Acquisition Fees	261,125
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,051
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	261,125
Gross Amount at Which Carried at Close of Period Total	401,176
Accumulated Depreciation	43,084
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Abingdon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Abingdon
Location	VA
Initial Cost [Abstract]
Land	57,847
Buildings, Improvements and Acquisition Fees	107,997
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	57,847
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	107,997
Gross Amount at Which Carried at Close of Period Total	165,844
Accumulated Depreciation	17,818
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Big Stone Gap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Big Stone Gap
Location	VA
Initial Cost [Abstract]
Land	527,303
Buildings, Improvements and Acquisition Fees	979,860
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	527,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	979,860
Gross Amount at Which Carried at Close of Period Total	1,507,163
Accumulated Depreciation	161,675
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Bristol [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bristol
Location	VA
Initial Cost [Abstract]
Land	213,369
Buildings, Improvements and Acquisition Fees	396,824
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	213,369
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	396,824
Gross Amount at Which Carried at Close of Period Total	610,193
Accumulated Depreciation	65,474
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Bristol1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bristol
Location	VA
Initial Cost [Abstract]
Land	268,303
Buildings, Improvements and Acquisition Fees	498,845
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	268,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	498,845
Gross Amount at Which Carried at Close of Period Total	767,148
Accumulated Depreciation	82,308
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Bristol2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bristol
Location	VA
Initial Cost [Abstract]
Land	171,156
Buildings, Improvements and Acquisition Fees	318,428
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	171,156
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	318,428
Gross Amount at Which Carried at Close of Period Total	489,584
Accumulated Depreciation	52,539
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Castlewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Castlewood
Location	VA
Initial Cost [Abstract]
Land	387,303
Buildings, Improvements and Acquisition Fees	720,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	387,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	720,307
Gross Amount at Which Carried at Close of Period Total	1,107,610
Accumulated Depreciation	118,849
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Cedar Bluff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Bluff
Location	VA
Initial Cost [Abstract]
Land	492,303
Buildings, Improvements and Acquisition Fees	915,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	492,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	915,307
Gross Amount at Which Carried at Close of Period Total	1,407,610
Accumulated Depreciation	151,024
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Chatham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chatham
Location	VA
Initial Cost [Abstract]
Land	347,728
Buildings, Improvements and Acquisition Fees	525,031
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	347,728
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	525,031
Gross Amount at Which Carried at Close of Period Total	872,759
Accumulated Depreciation	184,629
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Clintwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clintwood
Location	VA
Initial Cost [Abstract]
Land	378,553
Buildings, Improvements and Acquisition Fees	703,610
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	378,553
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	703,610
Gross Amount at Which Carried at Close of Period Total	1,082,163
Accumulated Depreciation	116,094
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Coeburn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coeburn
Location	VA
Initial Cost [Abstract]
Land	168,934
Buildings, Improvements and Acquisition Fees	314,764
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	168,934
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	314,764
Gross Amount at Which Carried at Close of Period Total	483,698
Accumulated Depreciation	51,935
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Coeburn1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coeburn
Location	VA
Initial Cost [Abstract]
Land	312,303
Buildings, Improvements and Acquisition Fees	581,021
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	312,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	581,021
Gross Amount at Which Carried at Close of Period Total	893,324
Accumulated Depreciation	95,867
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Coeburn2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coeburn
Location	VA
Initial Cost [Abstract]
Land	282,303
Buildings, Improvements and Acquisition Fees	525,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	282,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	525,307
Gross Amount at Which Carried at Close of Period Total	807,610
Accumulated Depreciation	86,674
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Collinsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Collinsville
Location	VA
Initial Cost [Abstract]
Land	84,465
Buildings, Improvements and Acquisition Fees	130,137
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	84,465
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	130,137
Gross Amount at Which Carried at Close of Period Total	214,602
Accumulated Depreciation	45,757
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Danville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Danville
Location	VA
Initial Cost [Abstract]
Land	149,276
Buildings, Improvements and Acquisition Fees	227,333
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	149,276
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	227,333
Gross Amount at Which Carried at Close of Period Total	376,609
Accumulated Depreciation	79,938
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Danville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Danville
Location	VA
Initial Cost [Abstract]
Land	83,644
Buildings, Improvements and Acquisition Fees	128,884
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	83,644
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	128,884
Gross Amount at Which Carried at Close of Period Total	212,528
Accumulated Depreciation	45,317
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Danville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Danville
Location	VA
Initial Cost [Abstract]
Land	266,722
Buildings, Improvements and Acquisition Fees	403,501
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	266,722
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	403,501
Gross Amount at Which Carried at Close of Period Total	670,223
Accumulated Depreciation	141,891
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Franklin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Franklin
Location	VA
Initial Cost [Abstract]
Land	536,667
Buildings, Improvements and Acquisition Fees	863,699
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	536,667
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	863,699
Gross Amount at Which Carried at Close of Period Total	1,400,366
Accumulated Depreciation	220,243
Date Acquired	8/18/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Gate City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gate City
Location	VA
Initial Cost [Abstract]
Land	422,303
Buildings, Improvements and Acquisition Fees	784,845
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	422,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	784,845
Gross Amount at Which Carried at Close of Period Total	1,207,148
Accumulated Depreciation	129,498
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Hampton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hampton
Location	VA
Initial Cost [Abstract]
Land	433,985
Buildings, Improvements and Acquisition Fees	459,108
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	300
Gross Amount at Which Carried at Close of Period Land	433,985
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	459,408
Gross Amount at Which Carried at Close of Period Total	893,393
Accumulated Depreciation	251,960
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Highland Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Highland Springs
Location	VA
Initial Cost [Abstract]
Land	396,720
Buildings, Improvements and Acquisition Fees	598,547
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	396,720
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	598,547
Gross Amount at Which Carried at Close of Period Total	995,267
Accumulated Depreciation	210,482
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Honaker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Honaker
Location	VA
Initial Cost [Abstract]
Land	492,303
Buildings, Improvements and Acquisition Fees	915,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	492,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	915,307
Gross Amount at Which Carried at Close of Period Total	1,407,610
Accumulated Depreciation	151,024
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Martinsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Martinsville
Location	VA
Initial Cost [Abstract]
Land	246,820
Buildings, Improvements and Acquisition Fees	373,653
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	246,820
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	373,653
Gross Amount at Which Carried at Close of Period Total	620,473
Accumulated Depreciation	131,394
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Martinsville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Martinsville
Location	VA
Initial Cost [Abstract]
Land	83,521
Buildings, Improvements and Acquisition Fees	128,706
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	83,521
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	128,706
Gross Amount at Which Carried at Close of Period Total	212,227
Accumulated Depreciation	45,254
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Midlothian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midlothian
Location	VA
Initial Cost [Abstract]
Land	325,000
Buildings, Improvements and Acquisition Fees	302,872
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	153
Gross Amount at Which Carried at Close of Period Land	325,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	303,025
Gross Amount at Which Carried at Close of Period Total	628,025
Accumulated Depreciation	174,131
Date Acquired	8/21/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Newport News [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newport News
Location	VA
Initial Cost [Abstract]
Land	490,616
Buildings, Improvements and Acquisition Fees	605,304
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	300
Gross Amount at Which Carried at Close of Period Land	490,616
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	605,604
Gross Amount at Which Carried at Close of Period Total	1,096,220
Accumulated Depreciation	302,792
Date of Construction	1/20/2000
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Norton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norton
Location	VA
Initial Cost [Abstract]
Land	157,826
Buildings, Improvements and Acquisition Fees	293,688
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	157,826
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	293,688
Gross Amount at Which Carried at Close of Period Total	451,514
Accumulated Depreciation	48,457
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Norton1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norton
Location	VA
Initial Cost [Abstract]
Land	457,303
Buildings, Improvements and Acquisition Fees	849,860
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	457,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	849,860
Gross Amount at Which Carried at Close of Period Total	1,307,163
Accumulated Depreciation	140,225
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Norton2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norton
Location	VA
Initial Cost [Abstract]
Land	222,256
Buildings, Improvements and Acquisition Fees	413,344
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	222,256
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	413,344
Gross Amount at Which Carried at Close of Period Total	635,600
Accumulated Depreciation	68,200
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Pound [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pound
Location	VA
Initial Cost [Abstract]
Land	256,170
Buildings, Improvements and Acquisition Fees	476,327
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	256,170
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	476,327
Gross Amount at Which Carried at Close of Period Total	732,497
Accumulated Depreciation	78,592
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Pound1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pound
Location	VA
Initial Cost [Abstract]
Land	276,303
Buildings, Improvements and Acquisition Fees	513,717
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	276,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	513,717
Gross Amount at Which Carried at Close of Period Total	790,020
Accumulated Depreciation	84,762
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	329,698
Buildings, Improvements and Acquisition Fees	498,015
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	329,698
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	498,015
Gross Amount at Which Carried at Close of Period Total	827,713
Accumulated Depreciation	175,128
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	213,982
Buildings, Improvements and Acquisition Fees	324,659
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	213,982
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	324,659
Gross Amount at Which Carried at Close of Period Total	538,641
Accumulated Depreciation	114,164
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	482,735
Buildings, Improvements and Acquisition Fees	727,776
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	482,735
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	727,776
Gross Amount at Which Carried at Close of Period Total	1,210,511
Accumulated Depreciation	255,927
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	350,453
Buildings, Improvements and Acquisition Fees	529,365
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,453
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	529,365
Gross Amount at Which Carried at Close of Period Total	879,818
Accumulated Depreciation	186,153
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	323,496
Buildings, Improvements and Acquisition Fees	488,918
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	323,496
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,918
Gross Amount at Which Carried at Close of Period Total	812,414
Accumulated Depreciation	171,929
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	278,443
Buildings, Improvements and Acquisition Fees	421,584
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	278,443
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,584
Gross Amount at Which Carried at Close of Period Total	700,027
Accumulated Depreciation	148,250
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	400,740
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	300
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	401,040
Gross Amount at Which Carried at Close of Period Total	1,101,040
Accumulated Depreciation	219,958
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond9 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	250,875
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	300
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	251,175
Gross Amount at Which Carried at Close of Period Total	651,175
Accumulated Depreciation	137,780
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	1,000,000
Buildings, Improvements and Acquisition Fees	740
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	300
Gross Amount at Which Carried at Close of Period Land	1,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,040
Gross Amount at Which Carried at Close of Period Total	1,001,040
Accumulated Depreciation	624
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	100,695
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	300
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	100,995
Gross Amount at Which Carried at Close of Period Total	800,995
Accumulated Depreciation	55,434
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Rosedale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rosedale
Location	VA
Initial Cost [Abstract]
Land	211,147
Buildings, Improvements and Acquisition Fees	393,160
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	211,147
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	393,160
Gross Amount at Which Carried at Close of Period Total	604,307
Accumulated Depreciation	64,870
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Sandston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sandston
Location	VA
Initial Cost [Abstract]
Land	152,535
Buildings, Improvements and Acquisition Fees	232,528
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	152,535
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	232,528
Gross Amount at Which Carried at Close of Period Total	385,063
Accumulated Depreciation	81,765
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | South Boston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	South Boston
Location	VA
Initial Cost [Abstract]
Land	160,893
Buildings, Improvements and Acquisition Fees	244,778
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	160,893
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	244,778
Gross Amount at Which Carried at Close of Period Total	405,671
Accumulated Depreciation	86,073
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Staunton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Staunton
Location	VA
Initial Cost [Abstract]
Land	675,000
Buildings, Improvements and Acquisition Fees	1,000,366
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	675,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,000,366
Gross Amount at Which Carried at Close of Period Total	1,675,366
Accumulated Depreciation	255,093
Date Acquired	8/18/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Suffolk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Suffolk
Location	VA
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	1,000,366
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,000,366
Gross Amount at Which Carried at Close of Period Total	1,700,366
Accumulated Depreciation	255,093
Date Acquired	8/18/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Tazewell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tazewell
Location	VA
Initial Cost [Abstract]
Land	153,382
Buildings, Improvements and Acquisition Fees	285,882
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	153,382
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	285,882
Gross Amount at Which Carried at Close of Period Total	439,264
Accumulated Depreciation	47,169
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Troutville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Troutville
Location	VA
Initial Cost [Abstract]
Land	575,000
Buildings, Improvements and Acquisition Fees	975,366
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	575,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	975,366
Gross Amount at Which Carried at Close of Period Total	1,550,366
Accumulated Depreciation	248,718
Date Acquired	8/18/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Weber City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Weber City
Location	VA
Initial Cost [Abstract]
Land	369,803
Buildings, Improvements and Acquisition Fees	687,345
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	369,803
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	687,345
Gross Amount at Which Carried at Close of Period Total	1,057,148
Accumulated Depreciation	113,410
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Williamsburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Williamsburg
Location	VA
Initial Cost [Abstract]
Land	838,172
Buildings, Improvements and Acquisition Fees	1,556,910
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	838,172
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,556,910
Gross Amount at Which Carried at Close of Period Total	2,395,082
Accumulated Depreciation	594,145
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Wise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wise
Location	VA
Initial Cost [Abstract]
Land	334,803
Buildings, Improvements and Acquisition Fees	622,360
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,803
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,360
Gross Amount at Which Carried at Close of Period Total	957,163
Accumulated Depreciation	102,688
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Wise1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wise
Location	VA
Initial Cost [Abstract]
Land	66,733
Buildings, Improvements and Acquisition Fees	124,517
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	66,733
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	124,517
Gross Amount at Which Carried at Close of Period Total	191,250
Accumulated Depreciation	20,544
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Wise2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wise
Location	VA
Initial Cost [Abstract]
Land	527,303
Buildings, Improvements and Acquisition Fees	979,860
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	527,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	979,860
Gross Amount at Which Carried at Close of Period Total	1,507,163
Accumulated Depreciation	161,675
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Wytheville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wytheville
Location	VA
Initial Cost [Abstract]
Land	1,222,535
Buildings, Improvements and Acquisition Fees	1,577,830
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,222,535
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,577,830
Gross Amount at Which Carried at Close of Period Total	2,800,365
Accumulated Depreciation	402,347
Date Acquired	8/18/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Yorktown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yorktown
Location	VA
Initial Cost [Abstract]
Land	309,435
Buildings, Improvements and Acquisition Fees	447,144
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	300
Gross Amount at Which Carried at Close of Period Land	309,435
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	447,444
Gross Amount at Which Carried at Close of Period Total	756,879
Accumulated Depreciation	245,395
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WI [Member] | East Troy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Troy
Location	WI
Initial Cost [Abstract]
Land	578,813
Buildings, Improvements and Acquisition Fees	1,072,938
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	578,813
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,074,938
Gross Amount at Which Carried at Close of Period Total	1,653,751
Accumulated Depreciation	88,023
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WI [Member] | Ellsworth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ellsworth
Location	WI
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WI [Member] | Menomonie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Menomonie
Location	WI
Initial Cost [Abstract]
Land	441,256
Buildings, Improvements and Acquisition Fees	817,975
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	441,256
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	819,475
Gross Amount at Which Carried at Close of Period Total	1,260,731
Accumulated Depreciation	34,245
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WI [Member] | Menomonie1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Menomonie
Location	WI
Initial Cost [Abstract]
Land	770,442
Buildings, Improvements and Acquisition Fees	1,428,821
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	770,442
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,430,821
Gross Amount at Which Carried at Close of Period Total	2,201,263
Accumulated Depreciation	59,751
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WI [Member] | Menomonie2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Menomonie
Location	WI
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,675
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WI [Member] | Mondovi [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mondovi
Location	WI
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WI [Member] | Osseo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Osseo
Location	WI
Initial Cost [Abstract]
Land	613,373
Buildings, Improvements and Acquisition Fees	1,136,622
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	613,373
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,139,122
Gross Amount at Which Carried at Close of Period Total	1,752,495
Accumulated Depreciation	47,630
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | LA [Member] | Alexandria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alexandria
Location	LA
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	371,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	371,637
Gross Amount at Which Carried at Close of Period Total	541,637
Accumulated Depreciation	115,824
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | LA [Member] | Shreveport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	192,500
Buildings, Improvements and Acquisition Fees	358,227
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	192,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	358,227
Gross Amount at Which Carried at Close of Period Total	550,727
Accumulated Depreciation	110,451
Date Acquired	4/14/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | LA [Member] | Lafayette [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lafayette
Location	LA
Initial Cost [Abstract]
Land	240,000
Buildings, Improvements and Acquisition Fees	391,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	240,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,637
Gross Amount at Which Carried at Close of Period Total	631,637
Accumulated Depreciation	122,058
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | LA [Member] | Baton Rouge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Baton Rouge
Location	LA
Initial Cost [Abstract]
Land	500,000
Buildings, Improvements and Acquisition Fees	521,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	521,637
Gross Amount at Which Carried at Close of Period Total	1,021,637
Accumulated Depreciation	162,574
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | LA [Member] | Baton Rouge1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Baton Rouge
Location	LA
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	361,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	361,637
Gross Amount at Which Carried at Close of Period Total	571,637
Accumulated Depreciation	112,708
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | LA [Member] | Bossier City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bossier City
Location	LA
Initial Cost [Abstract]
Land	230,000
Buildings, Improvements and Acquisition Fees	431,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,637
Gross Amount at Which Carried at Close of Period Total	661,637
Accumulated Depreciation	134,524
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | LA [Member] | Destrehan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Destrehan
Location	LA
Initial Cost [Abstract]
Land	200,000
Buildings, Improvements and Acquisition Fees	411,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	411,637
Gross Amount at Which Carried at Close of Period Total	611,637
Accumulated Depreciation	128,291
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Crafts and Novelties [Member] | FL [Member] | Cutler Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cutler Ridge
Location	FL
Initial Cost [Abstract]
Land	743,498
Buildings, Improvements and Acquisition Fees	657,485
Cost Capitalized Subsequent to Acquisition Improvements	200,746
Cost Capitalized Subsequent to Acquisition Carrying Costs	154
Gross Amount at Which Carried at Close of Period Land	743,498
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	858,385
Gross Amount at Which Carried at Close of Period Total	1,601,883
Accumulated Depreciation	436,203
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Crafts and Novelties [Member] | NY [Member] | Stony Brook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stony Brook
Location	NY
Initial Cost [Abstract]
Land	980,000
Buildings, Improvements and Acquisition Fees	1,801,586
Cost Capitalized Subsequent to Acquisition Improvements	5,641
Cost Capitalized Subsequent to Acquisition Carrying Costs	232
Gross Amount at Which Carried at Close of Period Land	980,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,807,459
Gross Amount at Which Carried at Close of Period Total	2,787,459
Accumulated Depreciation	935,772
Date Acquired	1/11/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Crafts and Novelties [Member] | IL [Member] | Rockford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rockford
Location	IL
Initial Cost [Abstract]
Land	159,587
Buildings, Improvements and Acquisition Fees	618,398
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	159,587
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	618,398
Gross Amount at Which Carried at Close of Period Total	777,985
Accumulated Depreciation	374,131
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Crafts and Novelties [Member] | PA [Member] | Pleasant Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pleasant Hills
Location	PA
Initial Cost [Abstract]
Land	631,084
Buildings, Improvements and Acquisition Fees	1,172,563
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	631,084
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,172,563
Gross Amount at Which Carried at Close of Period Total	1,803,647
Accumulated Depreciation	427,983
Date Acquired	11/1/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | CA [Member] | Sacramento [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sacramento
Location	CA
Initial Cost [Abstract]
Land	1,490,000
Buildings, Improvements and Acquisition Fees	3,473,583
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,473,583
Gross Amount at Which Carried at Close of Period Total	4,963,583
Accumulated Depreciation	167,890
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | CA [Member] | Bakersfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bakersfield
Location	CA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	3,501,678
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,501,678
Gross Amount at Which Carried at Close of Period Total	3,501,678
Accumulated Depreciation	542,759
Date Acquired	2/26/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | CA [Member] | Indio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indio
Location	CA
Initial Cost [Abstract]
Land	2,205,539
Buildings, Improvements and Acquisition Fees	4,096,524
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,205,539
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,096,524
Gross Amount at Which Carried at Close of Period Total	6,302,063
Accumulated Depreciation	634,960
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | CA [Member] | Encinitas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Encinitas
Location	CA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	3,751,713
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,751,713
Gross Amount at Which Carried at Close of Period Total	3,751,713
Accumulated Depreciation	581,515
Date Acquired	2/26/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | CA [Member] | Tracy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tracy
Location	CA
Initial Cost [Abstract]
Land	2,467,993
Buildings, Improvements and Acquisition Fees	4,584,246
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,467,993
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,584,246
Gross Amount at Which Carried at Close of Period Total	7,052,239
Accumulated Depreciation	741,120
Date Acquired	12/20/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | FL [Member] | Milton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milton
Location	FL
Initial Cost [Abstract]
Land	500,000
Buildings, Improvements and Acquisition Fees	1,774,311
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,774,311
Gross Amount at Which Carried at Close of Period Total	2,274,311
Accumulated Depreciation	85,758
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | FL [Member] | Casselberry [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Casselberry
Location	FL
Initial Cost [Abstract]
Land	1,075,020
Buildings, Improvements and Acquisition Fees	1,664,284
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,075,020
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,664,284
Gross Amount at Which Carried at Close of Period Total	2,739,304
Accumulated Depreciation	884,872
Date Acquired	9/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | CO [Member] | Colorado Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado Springs
Location	CO
Initial Cost [Abstract]
Land	1,025,000
Buildings, Improvements and Acquisition Fees	1,645,371
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,025,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,645,371
Gross Amount at Which Carried at Close of Period Total	2,670,371
Accumulated Depreciation	452,468
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | CO [Member] | Fort Collins [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Collins
Location	CO
Initial Cost [Abstract]
Land	1,100,000
Buildings, Improvements and Acquisition Fees	1,385,014
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,100,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,385,014
Gross Amount at Which Carried at Close of Period Total	2,485,014
Accumulated Depreciation	380,870
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | GA [Member] | Adel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Adel
Location	GA
Initial Cost [Abstract]
Land	500,000
Buildings, Improvements and Acquisition Fees	1,056,116
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,056,116
Gross Amount at Which Carried at Close of Period Total	1,556,116
Accumulated Depreciation	283,385
Date Acquired	4/29/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | GA [Member] | Blackshear [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Blackshear
Location	GA
Initial Cost [Abstract]
Land	430,000
Buildings, Improvements and Acquisition Fees	1,005,393
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	430,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,005,393
Gross Amount at Which Carried at Close of Period Total	1,435,393
Accumulated Depreciation	269,774
Date Acquired	4/29/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | GA [Member] | Bowdon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bowdon
Location	GA
Initial Cost [Abstract]
Land	410,000
Buildings, Improvements and Acquisition Fees	1,010,615
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	410,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,010,615
Gross Amount at Which Carried at Close of Period Total	1,420,615
Accumulated Depreciation	271,176
Date Acquired	4/29/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | GA [Member] | Cairo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cairo
Location	GA
Initial Cost [Abstract]
Land	330,000
Buildings, Improvements and Acquisition Fees	1,152,243
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,152,243
Gross Amount at Which Carried at Close of Period Total	1,482,243
Accumulated Depreciation	309,179
Date Acquired	4/29/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | GA [Member] | Quitman [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Quitman
Location	GA
Initial Cost [Abstract]
Land	730,000
Buildings, Improvements and Acquisition Fees	856,586
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	730,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	856,586
Gross Amount at Which Carried at Close of Period Total	1,586,586
Accumulated Depreciation	235,553
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | AL [Member] | Montgomery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Montgomery
Location	AL
Initial Cost [Abstract]
Land	1,150,000
Buildings, Improvements and Acquisition Fees	1,479,627
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,479,627
Gross Amount at Which Carried at Close of Period Total	2,629,627
Accumulated Depreciation	406,905
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | ID [Member] | Blackfoot [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Blackfoot
Location	ID
Initial Cost [Abstract]
Land	560,000
Buildings, Improvements and Acquisition Fees	1,932,186
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	560,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,932,186
Gross Amount at Which Carried at Close of Period Total	2,492,186
Accumulated Depreciation	531,343
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | ID [Member] | Burley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burley
Location	ID
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	2,011,543
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,011,543
Gross Amount at Which Carried at Close of Period Total	2,711,543
Accumulated Depreciation	553,166
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | ID [Member] | Chubbuck [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chubbuck
Location	ID
Initial Cost [Abstract]
Land	890,000
Buildings, Improvements and Acquisition Fees	1,267,183
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	890,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,267,183
Gross Amount at Which Carried at Close of Period Total	2,157,183
Accumulated Depreciation	348,467
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | IL [Member] | Troy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Troy
Location	IL
Initial Cost [Abstract]
Land	768,515
Buildings, Improvements and Acquisition Fees	1,991,358
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	768,515
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,991,358
Gross Amount at Which Carried at Close of Period Total	2,759,873
Accumulated Depreciation	63,060
Date Acquired	3/16/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | IL [Member] | Maryville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maryville
Location	IL
Initial Cost [Abstract]
Land	780,685
Buildings, Improvements and Acquisition Fees	2,344,436
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	780,685
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,344,436
Gross Amount at Which Carried at Close of Period Total	3,125,121
Accumulated Depreciation	74,240
Date Acquired	3/16/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | IN [Member] | Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salem
Location	IN
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	2,351,296
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,351,296
Gross Amount at Which Carried at Close of Period Total	2,351,296
Accumulated Depreciation	505,529
Date Acquired	8/16/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | MI [Member] | Gladwin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gladwin
Location	MI
Initial Cost [Abstract]
Land	1,365,747
Buildings, Improvements and Acquisition Fees	2,536,910
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,365,747
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,536,910
Gross Amount at Which Carried at Close of Period Total	3,902,657
Accumulated Depreciation	393,220
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | MI [Member] | Metamora [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Metamora
Location	MI
Initial Cost [Abstract]
Land	859,139
Buildings, Improvements and Acquisition Fees	2,291,557
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	859,139
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,291,557
Gross Amount at Which Carried at Close of Period Total	3,150,696
Accumulated Depreciation	492,685
Date Acquired	8/16/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | NV [Member] | Sparks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sparks
Location	NV
Initial Cost [Abstract]
Land	1,000,000
Buildings, Improvements and Acquisition Fees	2,271,513
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,271,513
Gross Amount at Which Carried at Close of Period Total	3,271,513
Accumulated Depreciation	624,657
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | NV [Member] | Carson City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carson City
Location	NV
Initial Cost [Abstract]
Land	800,000
Buildings, Improvements and Acquisition Fees	2,770,950
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	800,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,770,950
Gross Amount at Which Carried at Close of Period Total	3,570,950
Accumulated Depreciation	762,003
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | NV [Member] | Reno [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reno
Location	NV
Initial Cost [Abstract]
Land	1,100,000
Buildings, Improvements and Acquisition Fees	2,602,911
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,100,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,602,911
Gross Amount at Which Carried at Close of Period Total	3,702,911
Accumulated Depreciation	715,792
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | NV [Member] | Reno1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reno
Location	NV
Initial Cost [Abstract]
Land	850,000
Buildings, Improvements and Acquisition Fees	2,306,647
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	850,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,306,647
Gross Amount at Which Carried at Close of Period Total	3,156,647
Accumulated Depreciation	634,319
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | NV [Member] | Sun Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sun Valley
Location	NV
Initial Cost [Abstract]
Land	550,000
Buildings, Improvements and Acquisition Fees	2,678,380
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	550,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,678,380
Gross Amount at Which Carried at Close of Period Total	3,228,380
Accumulated Depreciation	736,546
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | OH [Member] | Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madison
Location	OH
Initial Cost [Abstract]
Land	580,000
Buildings, Improvements and Acquisition Fees	1,272,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	580,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,272,742
Gross Amount at Which Carried at Close of Period Total	1,852,742
Accumulated Depreciation	341,513
Date Acquired	4/29/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | OH [Member] | Cortland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cortland
Location	OH
Initial Cost [Abstract]
Land	1,440,000
Buildings, Improvements and Acquisition Fees	1,364,725
Cost Capitalized Subsequent to Acquisition Improvements	1,250
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,440,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,365,975
Gross Amount at Which Carried at Close of Period Total	2,805,975
Accumulated Depreciation	375,702
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | OH [Member] | Mayfield Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mayfield Heights
Location	OH
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	2,703,730
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,703,730
Gross Amount at Which Carried at Close of Period Total	2,703,730
Accumulated Depreciation	419,077
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | OH [Member] | Warren [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warren
Location	OH
Initial Cost [Abstract]
Land	960,000
Buildings, Improvements and Acquisition Fees	1,326,083
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	960,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,326,083
Gross Amount at Which Carried at Close of Period Total	2,286,083
Accumulated Depreciation	364,664
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | OH [Member] | Warren1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warren
Location	OH
Initial Cost [Abstract]
Land	800,000
Buildings, Improvements and Acquisition Fees	1,241,503
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	800,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,241,503
Gross Amount at Which Carried at Close of Period Total	2,041,503
Accumulated Depreciation	341,404
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | OH [Member] | Willowick [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Willowick
Location	OH
Initial Cost [Abstract]
Land	530,000
Buildings, Improvements and Acquisition Fees	1,241,308
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	530,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,241,308
Gross Amount at Which Carried at Close of Period Total	1,771,308
Accumulated Depreciation	333,079
Date Acquired	4/29/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Reading [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reading
Location	PA
Initial Cost [Abstract]
Land	1,400,000
Buildings, Improvements and Acquisition Fees	3,304,996
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,304,996
Gross Amount at Which Carried at Close of Period Total	4,704,996
Accumulated Depreciation	512,273
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	3,803,732
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,803,732
Gross Amount at Which Carried at Close of Period Total	3,803,732
Accumulated Depreciation	589,577
Date Acquired	2/26/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Wexford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wexford
Location	PA
Initial Cost [Abstract]
Land	2,300,000
Buildings, Improvements and Acquisition Fees	2,606,080
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,606,080
Gross Amount at Which Carried at Close of Period Total	4,906,080
Accumulated Depreciation	403,942
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Beaver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beaver
Location	PA
Initial Cost [Abstract]
Land	1,933,000
Buildings, Improvements and Acquisition Fees	3,003,160
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,933,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,003,160
Gross Amount at Which Carried at Close of Period Total	4,936,160
Accumulated Depreciation	485,511
Date Acquired	12/20/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Delmont [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Delmont
Location	PA
Initial Cost [Abstract]
Land	720,000
Buildings, Improvements and Acquisition Fees	1,246,023
Cost Capitalized Subsequent to Acquisition Improvements	10,475
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	720,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,256,498
Gross Amount at Which Carried at Close of Period Total	1,976,498
Accumulated Depreciation	346,577
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Gettysburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gettysburg
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	2,500,750
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,500,750
Gross Amount at Which Carried at Close of Period Total	2,500,750
Accumulated Depreciation	537,661
Date Acquired	8/16/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Girard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Girard
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,352,590
Cost Capitalized Subsequent to Acquisition Improvements	540,618
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,893,208
Gross Amount at Which Carried at Close of Period Total	1,893,208
Accumulated Depreciation	739,087
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Johnstown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Johnstown
Location	PA
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	2,593,436
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,593,436
Gross Amount at Which Carried at Close of Period Total	2,843,436
Accumulated Depreciation	713,186
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Johnstown1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Johnstown
Location	PA
Initial Cost [Abstract]
Land	600,000
Buildings, Improvements and Acquisition Fees	2,010,255
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	600,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,010,255
Gross Amount at Which Carried at Close of Period Total	2,610,255
Accumulated Depreciation	552,811
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Murrysville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murrysville
Location	PA
Initial Cost [Abstract]
Land	710,000
Buildings, Improvements and Acquisition Fees	1,666,912
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	710,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,666,912
Gross Amount at Which Carried at Close of Period Total	2,376,912
Accumulated Depreciation	458,389
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Oakdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oakdale
Location	PA
Initial Cost [Abstract]
Land	1,255,750
Buildings, Improvements and Acquisition Fees	2,995,001
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,255,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,995,001
Gross Amount at Which Carried at Close of Period Total	4,250,751
Accumulated Depreciation	643,925
Date Acquired	8/16/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Saint Marys [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Saint Marys
Location	PA
Initial Cost [Abstract]
Land	1,663,632
Buildings, Improvements and Acquisition Fees	3,090,403
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,663,632
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,090,403
Gross Amount at Which Carried at Close of Period Total	4,754,035
Accumulated Depreciation	499,615
Date Acquired	12/20/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Slippery Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Slippery Rock
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,295,495
Cost Capitalized Subsequent to Acquisition Improvements	606,566
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,902,061
Gross Amount at Which Carried at Close of Period Total	1,902,061
Accumulated Depreciation	734,901
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | West Norriton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Norriton
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	3,603,611
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,603,611
Gross Amount at Which Carried at Close of Period Total	3,603,611
Accumulated Depreciation	558,558
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Yeadon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yeadon
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	3,253,285
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,253,285
Gross Amount at Which Carried at Close of Period Total	3,253,285
Accumulated Depreciation	525,948
Date Acquired	12/20/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | MD [Member] | Elkton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elkton
Location	MD
Initial Cost [Abstract]
Land	1,751,013
Buildings, Improvements and Acquisition Fees	3,252,546
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,751,013
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,252,546
Gross Amount at Which Carried at Close of Period Total	5,003,559
Accumulated Depreciation	504,143
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | MD [Member] | Laurel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Laurel
Location	MD
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	2,400,696
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,400,696
Gross Amount at Which Carried at Close of Period Total	2,400,696
Accumulated Depreciation	516,150
Date Acquired	8/16/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | MO [Member] | Dellwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dellwood
Location	MO
Initial Cost [Abstract]
Land	766,461
Buildings, Improvements and Acquisition Fees	2,438,272
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	766,461
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,438,272
Gross Amount at Which Carried at Close of Period Total	3,204,733
Accumulated Depreciation	77,212
Date Acquired	3/16/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | MO [Member] | St. Louis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Louis
Location	MO
Initial Cost [Abstract]
Land	744,817
Buildings, Improvements and Acquisition Fees	2,300,087
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	744,817
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,300,087
Gross Amount at Which Carried at Close of Period Total	3,044,904
Accumulated Depreciation	72,836
Date Acquired	3/16/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | MO [Member] | Wildwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wildwood
Location	MO
Initial Cost [Abstract]
Land	681,200
Buildings, Improvements and Acquisition Fees	2,649,759
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	681,200
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,649,759
Gross Amount at Which Carried at Close of Period Total	3,330,959
Accumulated Depreciation	83,909
Date Acquired	3/16/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | VA [Member] | Fredericksburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fredericksburg
Location	VA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	2,901,815
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,901,815
Gross Amount at Which Carried at Close of Period Total	2,901,815
Accumulated Depreciation	449,780
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | ME [Member] | Portland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portland
Location	ME
Initial Cost [Abstract]
Land	2,100,849
Buildings, Improvements and Acquisition Fees	3,902,402
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,100,849
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,902,402
Gross Amount at Which Carried at Close of Period Total	6,003,251
Accumulated Depreciation	630,887
Date Acquired	12/20/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | WV [Member] | Buckhannon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Buckhannon
Location	WV
Initial Cost [Abstract]
Land	1,716,898
Buildings, Improvements and Acquisition Fees	3,189,190
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,716,898
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,189,190
Gross Amount at Which Carried at Close of Period Total	4,906,088
Accumulated Depreciation	494,323
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | AZ [Member] | Peoria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Peoria
Location	AZ
Initial Cost [Abstract]
Land	281,750
Buildings, Improvements and Acquisition Fees	625,779
Cost Capitalized Subsequent to Acquisition Improvements	69,854
Cost Capitalized Subsequent to Acquisition Carrying Costs	32,404
Gross Amount at Which Carried at Close of Period Land	281,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	728,037
Gross Amount at Which Carried at Close of Period Total	1,009,787
Accumulated Depreciation	638,053
Date Acquired	3/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | CA [Member] | Corona [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Corona
Location	CA
Initial Cost [Abstract]
Land	144,856
Buildings, Improvements and Acquisition Fees	671,584
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	26,846
Gross Amount at Which Carried at Close of Period Land	144,856
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	698,430
Gross Amount at Which Carried at Close of Period Total	843,286
Accumulated Depreciation	672,662
Date Acquired	12/19/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | FL [Member] | Coconut Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coconut Creek
Location	FL
Initial Cost [Abstract]
Land	310,111
Buildings, Improvements and Acquisition Fees	1,243,682
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,243,682
Gross Amount at Which Carried at Close of Period Total	1,553,793
Accumulated Depreciation	615,909
Date of Construction	8/2/1999
Date Acquired	12/1/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | TX [Member] | Arlington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	195,650
Buildings, Improvements and Acquisition Fees	387,355
Cost Capitalized Subsequent to Acquisition Improvements	851
Cost Capitalized Subsequent to Acquisition Carrying Costs	2,816
Gross Amount at Which Carried at Close of Period Land	195,650
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,022
Gross Amount at Which Carried at Close of Period Total	586,672
Accumulated Depreciation	322,145
Date Acquired	2/7/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | TX [Member] | Austin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	238,000
Buildings, Improvements and Acquisition Fees	528,604
Cost Capitalized Subsequent to Acquisition Improvements	90,133
Cost Capitalized Subsequent to Acquisition Carrying Costs	24,911
Gross Amount at Which Carried at Close of Period Land	238,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	643,648
Gross Amount at Which Carried at Close of Period Total	881,648
Accumulated Depreciation	507,163
Date Acquired	4/6/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | TX [Member] | Mesquite [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesquite
Location	TX
Initial Cost [Abstract]
Land	1,049,287
Buildings, Improvements and Acquisition Fees	1,949,085
Cost Capitalized Subsequent to Acquisition Improvements	164,665
Cost Capitalized Subsequent to Acquisition Carrying Costs	64,012
Gross Amount at Which Carried at Close of Period Land	1,049,287
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,177,762
Gross Amount at Which Carried at Close of Period Total	3,227,049
Accumulated Depreciation	863,663
Date Acquired	3/28/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | TX [Member] | Sugar Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sugar Land
Location	TX
Initial Cost [Abstract]
Land	1,600,000
Buildings, Improvements and Acquisition Fees	6,300,995
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,600,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,300,995
Gross Amount at Which Carried at Close of Period Total	7,900,995
Accumulated Depreciation	1,396,717
Date Acquired	6/28/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | TX [Member] | Coppell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coppell
Location	TX
Initial Cost [Abstract]
Land	208,641
Buildings, Improvements and Acquisition Fees	463,398
Cost Capitalized Subsequent to Acquisition Improvements	28,600
Cost Capitalized Subsequent to Acquisition Carrying Costs	8,317
Gross Amount at Which Carried at Close of Period Land	208,641
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	500,315
Gross Amount at Which Carried at Close of Period Total	708,956
Accumulated Depreciation	457,069
Date Acquired	12/11/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | TX [Member] | Missouri City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Missouri City
Location	TX
Initial Cost [Abstract]
Land	221,025
Buildings, Improvements and Acquisition Fees	437,593
Cost Capitalized Subsequent to Acquisition Improvements	2,202
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	221,025
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	439,923
Gross Amount at Which Carried at Close of Period Total	660,948
Accumulated Depreciation	367,180
Date Acquired	12/13/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | TX [Member] | Southlake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Southlake
Location	TX
Initial Cost [Abstract]
Land	228,279
Buildings, Improvements and Acquisition Fees	511,750
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	25,453
Gross Amount at Which Carried at Close of Period Land	228,279
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	537,203
Gross Amount at Which Carried at Close of Period Total	765,482
Accumulated Depreciation	413,220
Date Acquired	3/10/1993
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | NV [Member] | Las Vegas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Las Vegas
Location	NV
Initial Cost [Abstract]
Land	1,080,444
Buildings, Improvements and Acquisition Fees	3,346,772
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	73
Gross Amount at Which Carried at Close of Period Land	1,080,444
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,346,845
Gross Amount at Which Carried at Close of Period Total	4,427,289
Accumulated Depreciation	1,846,215
Date Acquired	3/4/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | OR [Member] | Beaverton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beaverton
Location	OR
Initial Cost [Abstract]
Land	135,148
Buildings, Improvements and Acquisition Fees	626,647
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	13,521
Gross Amount at Which Carried at Close of Period Land	135,148
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	640,168
Gross Amount at Which Carried at Close of Period Total	775,316
Accumulated Depreciation	626,902
Date Acquired	12/17/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | VA [Member] | Chantilly [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chantilly
Location	VA
Initial Cost [Abstract]
Land	688,917
Buildings, Improvements and Acquisition Fees	3,208,607
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	688,917
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,208,607
Gross Amount at Which Carried at Close of Period Total	3,897,524
Accumulated Depreciation	1,551,980
Date of Construction	5/7/1999
Date Acquired	9/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | VA [Member] | Kingstowne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingstowne
Location	VA
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	1,191,396
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,191,396
Gross Amount at Which Carried at Close of Period Total	1,491,396
Accumulated Depreciation	550,329
Date of Construction	8/22/2000
Date Acquired	11/8/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | CA [Member] | Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riverside
Location	CA
Initial Cost [Abstract]
Land	7,800,000
Buildings, Improvements and Acquisition Fees	130
Cost Capitalized Subsequent to Acquisition Improvements	(416,985)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	7,383,015
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	130
Gross Amount at Which Carried at Close of Period Total	7,383,145
Accumulated Depreciation	47
Date Acquired	7/5/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | CA [Member] | Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vista
Location	CA
Initial Cost [Abstract]
Land	2,300,000
Buildings, Improvements and Acquisition Fees	22
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	22
Gross Amount at Which Carried at Close of Period Total	2,300,022
Accumulated Depreciation	11
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | FL [Member] | Dania [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dania
Location	FL
Initial Cost [Abstract]
Land	8,272,080
Buildings, Improvements and Acquisition Fees	1,713
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	36
Gross Amount at Which Carried at Close of Period Land	8,272,080
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,749
Gross Amount at Which Carried at Close of Period Total	8,273,829
Accumulated Depreciation	874
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | NY [Member] | Riverhead [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riverhead
Location	NY
Initial Cost [Abstract]
Land	6,200,000
Buildings, Improvements and Acquisition Fees	744
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	6,200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	744
Gross Amount at Which Carried at Close of Period Total	6,200,744
Accumulated Depreciation	371
Date Acquired	7/23/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | NY [Member] | Brookhaven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brookhaven
Location	NY
Initial Cost [Abstract]
Land	1,500,000
Buildings, Improvements and Acquisition Fees	745
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	745
Gross Amount at Which Carried at Close of Period Total	1,500,745
Accumulated Depreciation	371
Date Acquired	7/23/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | GA [Member] | Marietta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	1,500,000
Buildings, Improvements and Acquisition Fees	768
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	768
Gross Amount at Which Carried at Close of Period Total	1,500,768
Accumulated Depreciation	309
Date Acquired	6/29/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | GA [Member] | Norcross [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norcross
Location	GA
Initial Cost [Abstract]
Land	1,600,000
Buildings, Improvements and Acquisition Fees	768
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,600,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	768
Gross Amount at Which Carried at Close of Period Total	1,600,768
Accumulated Depreciation	309
Date Acquired	6/29/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | NC [Member] | Greensboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greensboro
Location	NC
Initial Cost [Abstract]
Land	4,000,000
Buildings, Improvements and Acquisition Fees	463
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	463
Gross Amount at Which Carried at Close of Period Total	4,000,463
Accumulated Depreciation	167
Date Acquired	7/5/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Equipment Services [Member] | FL [Member] | Lake Worth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake Worth
Location	FL
Initial Cost [Abstract]
Land	679,079
Buildings, Improvements and Acquisition Fees	1,262,568
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	679,079
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,262,568
Gross Amount at Which Carried at Close of Period Total	1,941,647
Accumulated Depreciation	427,169
Date Acquired	7/3/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Equipment Services [Member] | TX [Member] | Lewisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lewisville
Location	TX
Initial Cost [Abstract]
Land	1,010,134
Buildings, Improvements and Acquisition Fees	1,877,384
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,010,134
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,877,384
Gross Amount at Which Carried at Close of Period Total	2,887,518
Accumulated Depreciation	635,182
Date Acquired	7/3/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Equipment Services [Member] | NV [Member] | Elko [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elko
Location	NV
Initial Cost [Abstract]
Land	1,401,115
Buildings, Improvements and Acquisition Fees	10,342,501
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,401,115
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	10,342,501
Gross Amount at Which Carried at Close of Period Total	11,743,616
Accumulated Depreciation	327,513
Date Acquired	3/15/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	245,137
Buildings, Improvements and Acquisition Fees	456,324
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,137
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	456,324
Gross Amount at Which Carried at Close of Period Total	701,461
Accumulated Depreciation	70,730
Date Acquired	2/1/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	532,556
Buildings, Improvements and Acquisition Fees	940,177
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	532,556
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	940,177
Gross Amount at Which Carried at Close of Period Total	1,472,733
Accumulated Depreciation	205,239
Date of Construction	6/9/2006
Date Acquired	12/15/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | FL [Member] | Clearwater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clearwater
Location	FL
Initial Cost [Abstract]
Land	476,179
Buildings, Improvements and Acquisition Fees	725,023
Cost Capitalized Subsequent to Acquisition Improvements	10,154
Cost Capitalized Subsequent to Acquisition Carrying Costs	224
Gross Amount at Which Carried at Close of Period Land	476,179
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	735,401
Gross Amount at Which Carried at Close of Period Total	1,211,580
Accumulated Depreciation	381,513
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | TX [Member] | Pasadena [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pasadena
Location	TX
Initial Cost [Abstract]
Land	385,199
Buildings, Improvements and Acquisition Fees	716,468
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	385,199
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	716,468
Gross Amount at Which Carried at Close of Period Total	1,101,667
Accumulated Depreciation	111,053
Date Acquired	2/1/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | CO [Member] | Colorado Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado Springs
Location	CO
Initial Cost [Abstract]
Land	313,250
Buildings, Improvements and Acquisition Fees	695,730
Cost Capitalized Subsequent to Acquisition Improvements	40,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	313,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	736,230
Gross Amount at Which Carried at Close of Period Total	1,049,480
Accumulated Depreciation	731,146
Date Acquired	3/10/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | CO [Member] | Canon City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canon City
Location	CO
Initial Cost [Abstract]
Land	66,500
Buildings, Improvements and Acquisition Fees	147,699
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	66,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	147,699
Gross Amount at Which Carried at Close of Period Total	214,199
Accumulated Depreciation	142,359
Date Acquired	11/12/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | GA [Member] | Hinesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hinesville
Location	GA
Initial Cost [Abstract]
Land	172,611
Buildings, Improvements and Acquisition Fees	383,376
Cost Capitalized Subsequent to Acquisition Improvements	23,850
Cost Capitalized Subsequent to Acquisition Carrying Costs	17,822
Gross Amount at Which Carried at Close of Period Land	172,611
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	425,048
Gross Amount at Which Carried at Close of Period Total	597,659
Accumulated Depreciation	381,437
Date Acquired	12/22/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | ID [Member] | Couer DAlene [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Couer D'Alene
Location	ID
Initial Cost [Abstract]
Land	165,900
Buildings, Improvements and Acquisition Fees	368,468
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	165,900
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	368,468
Gross Amount at Which Carried at Close of Period Total	534,368
Accumulated Depreciation	357,782
Date Acquired	9/21/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | NM [Member] | Albuquerque [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albuquerque
Location	NM
Initial Cost [Abstract]
Land	80,500
Buildings, Improvements and Acquisition Fees	178,794
Cost Capitalized Subsequent to Acquisition Improvements	8,003
Cost Capitalized Subsequent to Acquisition Carrying Costs	299
Gross Amount at Which Carried at Close of Period Land	80,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	187,096
Gross Amount at Which Carried at Close of Period Total	267,596
Accumulated Depreciation	176,343
Date Acquired	10/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | NM [Member] | Santa Fe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Santa Fe
Location	NM
Initial Cost [Abstract]
Land	70,000
Buildings, Improvements and Acquisition Fees	155,473
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	295
Gross Amount at Which Carried at Close of Period Land	70,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	155,768
Gross Amount at Which Carried at Close of Period Total	225,768
Accumulated Depreciation	150,677
Date Acquired	10/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | OH [Member] | Dublin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dublin
Location	OH
Initial Cost [Abstract]
Land	2,399,969
Buildings, Improvements and Acquisition Fees	17,044,099
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,399,969
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	17,044,099
Gross Amount at Which Carried at Close of Period Total	19,444,068
Accumulated Depreciation	539,730
Date Acquired	3/31/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | MO [Member] | Blue Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Blue Springs
Location	MO
Initial Cost [Abstract]
Land	222,569
Buildings, Improvements and Acquisition Fees	494,333
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	222,569
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	494,333
Gross Amount at Which Carried at Close of Period Total	716,902
Accumulated Depreciation	441,939
Date Acquired	7/31/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | WI [Member] | Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madison
Location	WI
Initial Cost [Abstract]
Land	154,375
Buildings, Improvements and Acquisition Fees	287,794
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	154,375
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	287,794
Gross Amount at Which Carried at Close of Period Total	442,169
Accumulated Depreciation	44,608
Date Acquired	2/1/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | WI [Member] | Milwaukee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milwaukee
Location	WI
Initial Cost [Abstract]
Land	265,985
Buildings, Improvements and Acquisition Fees	495,071
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	265,985
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	495,071
Gross Amount at Which Carried at Close of Period Total	761,056
Accumulated Depreciation	76,736
Date Acquired	2/1/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Food Processing [Member] | MO [Member] | St. Louis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Louis
Location	MO
Initial Cost [Abstract]
Land	3,112,401
Buildings, Improvements and Acquisition Fees	32,725,202
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	147
Gross Amount at Which Carried at Close of Period Land	3,112,401
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	32,725,349
Gross Amount at Which Carried at Close of Period Total	35,837,750
Accumulated Depreciation	599,974
Date Acquired	7/13/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Food Processing [Member] | MO [Member] | Weldon Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Weldon Springs
Location	MO
Initial Cost [Abstract]
Land	3,675,034
Buildings, Improvements and Acquisition Fees	13,827,581
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,675,034
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	13,827,581
Gross Amount at Which Carried at Close of Period Total	17,502,615
Accumulated Depreciation	391,781
Date Acquired	4/1/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | FL [Member] | Groveland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Groveland
Location	FL
Initial Cost [Abstract]
Land	101,782
Buildings, Improvements and Acquisition Fees	189,258
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	189
Gross Amount at Which Carried at Close of Period Land	101,782
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	189,447
Gross Amount at Which Carried at Close of Period Total	291,229
Accumulated Depreciation	96,966
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Midland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midland
Location	TX
Initial Cost [Abstract]
Land	544,075
Buildings, Improvements and Acquisition Fees	1,322,431
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	544,075
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,322,431
Gross Amount at Which Carried at Close of Period Total	1,866,506
Accumulated Depreciation	733,836
Date Acquired	2/3/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Amarillo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Amarillo
Location	TX
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	419,734
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	419,907
Gross Amount at Which Carried at Close of Period Total	559,907
Accumulated Depreciation	389,822
Date Acquired	9/12/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Coleman [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coleman
Location	TX
Initial Cost [Abstract]
Land	243,060
Buildings, Improvements and Acquisition Fees	451,661
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	243,060
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	451,661
Gross Amount at Which Carried at Close of Period Total	694,721
Accumulated Depreciation	101,624
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Colorado City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado City
Location	TX
Initial Cost [Abstract]
Land	92,535
Buildings, Improvements and Acquisition Fees	505,276
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	92,535
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	505,276
Gross Amount at Which Carried at Close of Period Total	597,811
Accumulated Depreciation	263,599
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Devine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Devine
Location	TX
Initial Cost [Abstract]
Land	212,408
Buildings, Improvements and Acquisition Fees	394,735
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	212,408
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	394,735
Gross Amount at Which Carried at Close of Period Total	607,143
Accumulated Depreciation	88,815
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Presidio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Presidio
Location	TX
Initial Cost [Abstract]
Land	407,657
Buildings, Improvements and Acquisition Fees	757,362
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	407,657
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	757,362
Gross Amount at Which Carried at Close of Period Total	1,165,019
Accumulated Depreciation	170,406
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Winnsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winnsboro
Location	TX
Initial Cost [Abstract]
Land	79,280
Buildings, Improvements and Acquisition Fees	1,299,056
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	79,280
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,299,056
Gross Amount at Which Carried at Close of Period Total	1,378,336
Accumulated Depreciation	266,496
Date of Construction	10/19/2006
Date Acquired	9/7/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Yoakum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yoakum
Location	TX
Initial Cost [Abstract]
Land	390,147
Buildings, Improvements and Acquisition Fees	724,821
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	390,147
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	724,821
Gross Amount at Which Carried at Close of Period Total	1,114,968
Accumulated Depreciation	163,085
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | CO [Member] | Canon City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canon City
Location	CO
Initial Cost [Abstract]
Land	339,045
Buildings, Improvements and Acquisition Fees	630,531
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	339,045
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	630,531
Gross Amount at Which Carried at Close of Period Total	969,576
Accumulated Depreciation	129,259
Date Acquired	11/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | CO [Member] | Monte Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Monte Vista
Location	CO
Initial Cost [Abstract]
Land	47,652
Buildings, Improvements and Acquisition Fees	582,159
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	47,652
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	582,159
Gross Amount at Which Carried at Close of Period Total	629,811
Accumulated Depreciation	303,707
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MN [Member] | Caledonia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Caledonia
Location	MN
Initial Cost [Abstract]
Land	89,723
Buildings, Improvements and Acquisition Fees	559,300
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	89,723
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	559,300
Gross Amount at Which Carried at Close of Period Total	649,023
Accumulated Depreciation	291,785
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MN [Member] | Long Prarie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Long Prarie
Location	MN
Initial Cost [Abstract]
Land	88,892
Buildings, Improvements and Acquisition Fees	553,997
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	88,892
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	553,997
Gross Amount at Which Carried at Close of Period Total	642,889
Accumulated Depreciation	289,017
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MN [Member] | Paynesvile [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Paynesvile
Location	MN
Initial Cost [Abstract]
Land	49,483
Buildings, Improvements and Acquisition Fees	525,406
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	49,483
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	525,406
Gross Amount at Which Carried at Close of Period Total	574,889
Accumulated Depreciation	274,102
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MN [Member] | Spring Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Spring Valley
Location	MN
Initial Cost [Abstract]
Land	69,785
Buildings, Improvements and Acquisition Fees	579,238
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	69,785
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	579,238
Gross Amount at Which Carried at Close of Period Total	649,023
Accumulated Depreciation	302,186
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MN [Member] | Warroad [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warroad
Location	MN
Initial Cost [Abstract]
Land	70,000
Buildings, Improvements and Acquisition Fees	580,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	70,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	580,000
Gross Amount at Which Carried at Close of Period Total	650,000
Accumulated Depreciation	302,567
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TN [Member] | Memphis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	197,708
Buildings, Improvements and Acquisition Fees	507,647
Cost Capitalized Subsequent to Acquisition Improvements	17,670
Cost Capitalized Subsequent to Acquisition Carrying Costs	23,118
Gross Amount at Which Carried at Close of Period Land	197,708
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	548,435
Gross Amount at Which Carried at Close of Period Total	746,143
Accumulated Depreciation	284,647
Date Acquired	9/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | IA [Member] | Clarinda [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clarinda
Location	IA
Initial Cost [Abstract]
Land	439,267
Buildings, Improvements and Acquisition Fees	816,010
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	439,267
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	816,010
Gross Amount at Which Carried at Close of Period Total	1,255,277
Accumulated Depreciation	183,602
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | KS [Member] | Garnett [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Garnett
Location	KS
Initial Cost [Abstract]
Land	59,690
Buildings, Improvements and Acquisition Fees	518,121
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	59,690
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	518,121
Gross Amount at Which Carried at Close of Period Total	577,811
Accumulated Depreciation	270,300
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | KS [Member] | Hillsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hillsboro
Location	KS
Initial Cost [Abstract]
Land	335,292
Buildings, Improvements and Acquisition Fees	622,914
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	335,292
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,914
Gross Amount at Which Carried at Close of Period Total	958,206
Accumulated Depreciation	140,156
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | KS [Member] | Phillipsburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phillipsburg
Location	KS
Initial Cost [Abstract]
Land	423,725
Buildings, Improvements and Acquisition Fees	787,146
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	423,725
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	787,146
Gross Amount at Which Carried at Close of Period Total	1,210,871
Accumulated Depreciation	177,108
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | NE [Member] | Ainsworth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ainsworth
Location	NE
Initial Cost [Abstract]
Land	362,675
Buildings, Improvements and Acquisition Fees	673,768
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	362,675
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	673,768
Gross Amount at Which Carried at Close of Period Total	1,036,443
Accumulated Depreciation	151,598
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | NE [Member] | Imperial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Imperial
Location	NE
Initial Cost [Abstract]
Land	388,599
Buildings, Improvements and Acquisition Fees	721,914
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	388,599
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	721,914
Gross Amount at Which Carried at Close of Period Total	1,110,513
Accumulated Depreciation	160,024
Date Acquired	6/28/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | NM [Member] | Bloomfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bloomfield
Location	NM
Initial Cost [Abstract]
Land	59,559
Buildings, Improvements and Acquisition Fees	616,252
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	59,559
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	616,252
Gross Amount at Which Carried at Close of Period Total	675,811
Accumulated Depreciation	321,492
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | OR [Member] | Milwaukie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milwaukie
Location	OR
Initial Cost [Abstract]
Land	180,250
Buildings, Improvements and Acquisition Fees	400,336
Cost Capitalized Subsequent to Acquisition Improvements	49,088
Cost Capitalized Subsequent to Acquisition Carrying Costs	23,867
Gross Amount at Which Carried at Close of Period Land	180,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	473,291
Gross Amount at Which Carried at Close of Period Total	653,541
Accumulated Depreciation	423,927
Date Acquired	8/6/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | WA [Member] | Tacoma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tacoma
Location	WA
Initial Cost [Abstract]
Land	189,000
Buildings, Improvements and Acquisition Fees	419,777
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	19,146
Gross Amount at Which Carried at Close of Period Land	189,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	438,923
Gross Amount at Which Carried at Close of Period Total	627,923
Accumulated Depreciation	417,407
Date Acquired	8/25/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | WA [Member] | Puyallup [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Puyallup
Location	WA
Initial Cost [Abstract]
Land	173,250
Buildings, Improvements and Acquisition Fees	384,795
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	22,814
Gross Amount at Which Carried at Close of Period Land	173,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	407,609
Gross Amount at Which Carried at Close of Period Total	580,859
Accumulated Depreciation	383,332
Date Acquired	9/15/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | WA [Member] | Redmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Redmond
Location	WA
Initial Cost [Abstract]
Land	196,000
Buildings, Improvements and Acquisition Fees	435,317
Cost Capitalized Subsequent to Acquisition Improvements	42,356
Cost Capitalized Subsequent to Acquisition Carrying Costs	29,173
Gross Amount at Which Carried at Close of Period Land	196,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	506,846
Gross Amount at Which Carried at Close of Period Total	702,846
Accumulated Depreciation	439,617
Date Acquired	9/17/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MO [Member] | Kansas City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	MO
Initial Cost [Abstract]
Land	210,070
Buildings, Improvements and Acquisition Fees	466,571
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	210,070
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,717
Gross Amount at Which Carried at Close of Period Total	676,787
Accumulated Depreciation	439,899
Date Acquired	5/13/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MO [Member] | Independence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Independence
Location	MO
Initial Cost [Abstract]
Land	210,643
Buildings, Improvements and Acquisition Fees	467,844
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,643
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	467,844
Gross Amount at Which Carried at Close of Period Total	678,487
Accumulated Depreciation	418,258
Date Acquired	7/31/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MO [Member] | Kansas City1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	MO
Initial Cost [Abstract]
Land	168,350
Buildings, Improvements and Acquisition Fees	373,910
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	168,350
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	374,056
Gross Amount at Which Carried at Close of Period Total	542,406
Accumulated Depreciation	352,560
Date Acquired	5/26/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MO [Member] | Willow Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Willow Springs
Location	MO
Initial Cost [Abstract]
Land	416,494
Buildings, Improvements and Acquisition Fees	773,718
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	416,494
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	773,718
Gross Amount at Which Carried at Close of Period Total	1,190,212
Accumulated Depreciation	174,087
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | ND [Member] | Mayville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mayville
Location	ND
Initial Cost [Abstract]
Land	59,333
Buildings, Improvements and Acquisition Fees	565,562
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	59,333
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	565,562
Gross Amount at Which Carried at Close of Period Total	624,895
Accumulated Depreciation	295,066
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | AZ [Member] | Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	807,252
Buildings, Improvements and Acquisition Fees	1,499,183
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	807,252
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,499,183
Gross Amount at Which Carried at Close of Period Total	2,306,435
Accumulated Depreciation	2,499
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	664,796
Buildings, Improvements and Acquisition Fees	1,234,621
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	664,796
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,234,621
Gross Amount at Which Carried at Close of Period Total	1,899,417
Accumulated Depreciation	2,058
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | AZ [Member] | Phoenix1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	546,083
Buildings, Improvements and Acquisition Fees	1,014,153
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	546,083
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,014,153
Gross Amount at Which Carried at Close of Period Total	1,560,236
Accumulated Depreciation	1,690
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | AZ [Member] | Yuma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yuma
Location	AZ
Initial Cost [Abstract]
Land	783,510
Buildings, Improvements and Acquisition Fees	1,455,089
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	783,510
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,455,089
Gross Amount at Which Carried at Close of Period Total	2,238,599
Accumulated Depreciation	2,425
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Sacramento [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sacramento
Location	CA
Initial Cost [Abstract]
Land	759,767
Buildings, Improvements and Acquisition Fees	1,410,995
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	759,767
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,410,995
Gross Amount at Which Carried at Close of Period Total	2,170,762
Accumulated Depreciation	2,352
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Chula Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chula Vista
Location	CA
Initial Cost [Abstract]
Land	1,044,679
Buildings, Improvements and Acquisition Fees	1,940,119
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,044,679
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,940,119
Gross Amount at Which Carried at Close of Period Total	2,984,798
Accumulated Depreciation	3,234
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Los Angeles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	712,282
Buildings, Improvements and Acquisition Fees	1,322,809
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	712,282
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,322,809
Gross Amount at Which Carried at Close of Period Total	2,035,091
Accumulated Depreciation	2,205
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Pasadena [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pasadena
Location	CA
Initial Cost [Abstract]
Land	2,113,102
Buildings, Improvements and Acquisition Fees	3,924,331
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,113,102
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,924,331
Gross Amount at Which Carried at Close of Period Total	6,037,433
Accumulated Depreciation	6,541
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riverside
Location	CA
Initial Cost [Abstract]
Land	1,068,422
Buildings, Improvements and Acquisition Fees	1,984,213
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,068,422
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,984,213
Gross Amount at Which Carried at Close of Period Total	3,052,635
Accumulated Depreciation	3,307
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Buena Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Buena Park
Location	CA
Initial Cost [Abstract]
Land	2,136,844
Buildings, Improvements and Acquisition Fees	3,968,425
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,136,844
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,968,425
Gross Amount at Which Carried at Close of Period Total	6,105,269
Accumulated Depreciation	6,614
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Burbank [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burbank
Location	CA
Initial Cost [Abstract]
Land	2,193,827
Buildings, Improvements and Acquisition Fees	4,074,250
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,193,827
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,074,250
Gross Amount at Which Carried at Close of Period Total	6,268,077
Accumulated Depreciation	6,790
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Carson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carson
Location	CA
Initial Cost [Abstract]
Land	949,709
Buildings, Improvements and Acquisition Fees	1,763,744
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	949,709
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,763,744
Gross Amount at Which Carried at Close of Period Total	2,713,453
Accumulated Depreciation	2,940
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Cloverdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cloverdale
Location	CA
Initial Cost [Abstract]
Land	1,505,000
Buildings, Improvements and Acquisition Fees	2,795,321
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,505,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,795,321
Gross Amount at Which Carried at Close of Period Total	4,300,321
Accumulated Depreciation	927,115
Date Acquired	9/30/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | El Centro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	El Centro
Location	CA
Initial Cost [Abstract]
Land	394,903
Buildings, Improvements and Acquisition Fees	733,392
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	394,903
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	733,392
Gross Amount at Which Carried at Close of Period Total	1,128,295
Accumulated Depreciation	1,222
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Fortuna [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fortuna
Location	CA
Initial Cost [Abstract]
Land	1,190,000
Buildings, Improvements and Acquisition Fees	2,210,308
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,190,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,210,308
Gross Amount at Which Carried at Close of Period Total	3,400,308
Accumulated Depreciation	733,085
Date Acquired	9/30/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Glendale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glendale
Location	CA
Initial Cost [Abstract]
Land	3,270,797
Buildings, Improvements and Acquisition Fees	6,074,336
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,270,797
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,074,336
Gross Amount at Which Carried at Close of Period Total	9,345,133
Accumulated Depreciation	10,124
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Hanford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hanford
Location	CA
Initial Cost [Abstract]
Land	1,234,621
Buildings, Improvements and Acquisition Fees	2,292,868
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,234,621
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,292,868
Gross Amount at Which Carried at Close of Period Total	3,527,489
Accumulated Depreciation	3,821
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Inglewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Inglewood
Location	CA
Initial Cost [Abstract]
Land	1,661,990
Buildings, Improvements and Acquisition Fees	3,086,553
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,661,990
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,086,553
Gross Amount at Which Carried at Close of Period Total	4,748,543
Accumulated Depreciation	5,144
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Los Angeles1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	1,424,563
Buildings, Improvements and Acquisition Fees	2,645,617
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,424,563
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,645,617
Gross Amount at Which Carried at Close of Period Total	4,070,180
Accumulated Depreciation	4,409
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Los Angeles2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	1,576,516
Buildings, Improvements and Acquisition Fees	2,927,816
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,576,516
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,927,816
Gross Amount at Which Carried at Close of Period Total	4,504,332
Accumulated Depreciation	4,880
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Los Angeles3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	1,638,247
Buildings, Improvements and Acquisition Fees	3,042,460
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,638,247
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,042,460
Gross Amount at Which Carried at Close of Period Total	4,680,707
Accumulated Depreciation	5,071
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Los Angeles4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	1,994,388
Buildings, Improvements and Acquisition Fees	3,703,864
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,994,388
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,703,864
Gross Amount at Which Carried at Close of Period Total	5,698,252
Accumulated Depreciation	6,173
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Los Angeles5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	3,111,111
Buildings, Improvements and Acquisition Fees	5,777,778
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,111,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,777,778
Gross Amount at Which Carried at Close of Period Total	8,888,889
Accumulated Depreciation	9,630
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Monrovia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Monrovia
Location	CA
Initial Cost [Abstract]
Land	1,139,650
Buildings, Improvements and Acquisition Fees	2,116,494
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,139,650
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,116,494
Gross Amount at Which Carried at Close of Period Total	3,256,144
Accumulated Depreciation	3,527
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | N. Hollywood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	N. Hollywood
Location	CA
Initial Cost [Abstract]
Land	4,036,263
Buildings, Improvements and Acquisition Fees	7,495,917
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,036,263
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,495,917
Gross Amount at Which Carried at Close of Period Total	11,532,180
Accumulated Depreciation	12,493
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Oakland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oakland
Location	CA
Initial Cost [Abstract]
Land	2,374,272
Buildings, Improvements and Acquisition Fees	4,409,361
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,374,272
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,409,361
Gross Amount at Which Carried at Close of Period Total	6,783,633
Accumulated Depreciation	7,349
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Pacoima [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pacoima
Location	CA
Initial Cost [Abstract]
Land	949,709
Buildings, Improvements and Acquisition Fees	1,763,744
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	949,709
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,763,744
Gross Amount at Which Carried at Close of Period Total	2,713,453
Accumulated Depreciation	2,940
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Redlands [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Redlands
Location	CA
Initial Cost [Abstract]
Land	1,187,136
Buildings, Improvements and Acquisition Fees	2,204,680
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,187,136
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,204,680
Gross Amount at Which Carried at Close of Period Total	3,391,816
Accumulated Depreciation	3,674
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Redondo Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Redondo Beach
Location	CA
Initial Cost [Abstract]
Land	1,306,667
Buildings, Improvements and Acquisition Fees	2,426,666
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,306,667
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,426,666
Gross Amount at Which Carried at Close of Period Total	3,733,333
Accumulated Depreciation	4,044
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Redwood City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Redwood City
Location	CA
Initial Cost [Abstract]
Land	1,638,247
Buildings, Improvements and Acquisition Fees	3,042,460
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,638,247
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,042,460
Gross Amount at Which Carried at Close of Period Total	4,680,707
Accumulated Depreciation	5,071
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Sacramento1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sacramento
Location	CA
Initial Cost [Abstract]
Land	1,139,650
Buildings, Improvements and Acquisition Fees	2,116,494
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,139,650
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,116,494
Gross Amount at Which Carried at Close of Period Total	3,256,144
Accumulated Depreciation	3,527
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Salinas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salinas
Location	CA
Initial Cost [Abstract]
Land	1,044,679
Buildings, Improvements and Acquisition Fees	1,940,119
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,044,679
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,940,119
Gross Amount at Which Carried at Close of Period Total	2,984,798
Accumulated Depreciation	3,234
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | San Diego [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Diego
Location	CA
Initial Cost [Abstract]
Land	1,633,333
Buildings, Improvements and Acquisition Fees	3,033,334
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,633,333
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,033,334
Gross Amount at Which Carried at Close of Period Total	4,666,667
Accumulated Depreciation	5,056
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Stockton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stockton
Location	CA
Initial Cost [Abstract]
Land	1,424,563
Buildings, Improvements and Acquisition Fees	2,645,617
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,424,563
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,645,617
Gross Amount at Which Carried at Close of Period Total	4,070,180
Accumulated Depreciation	4,409
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Thousand Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Thousand Oaks
Location	CA
Initial Cost [Abstract]
Land	2,018,131
Buildings, Improvements and Acquisition Fees	3,747,957
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,018,131
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,747,957
Gross Amount at Which Carried at Close of Period Total	5,766,088
Accumulated Depreciation	6,247
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	2,610,000
Buildings, Improvements and Acquisition Fees	5,769,576
Cost Capitalized Subsequent to Acquisition Improvements	1,200
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,610,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,770,776
Gross Amount at Which Carried at Close of Period Total	8,380,776
Accumulated Depreciation	279,100
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | FL [Member] | Brandon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brandon
Location	FL
Initial Cost [Abstract]
Land	2,570,000
Buildings, Improvements and Acquisition Fees	676,996
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	154
Gross Amount at Which Carried at Close of Period Land	2,570,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	677,150
Gross Amount at Which Carried at Close of Period Total	3,247,150
Accumulated Depreciation	32,738
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CO [Member] | Boulder [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Boulder
Location	CO
Initial Cost [Abstract]
Land	426,675
Buildings, Improvements and Acquisition Fees	1,199,508
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	91,455
Gross Amount at Which Carried at Close of Period Land	426,675
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,290,963
Gross Amount at Which Carried at Close of Period Total	1,717,638
Accumulated Depreciation	1,102,557
Date Acquired	1/5/1984
Life on which depreciation in latest Income Statement is computed (in months)	180
Grocery Stores [Member] | IA [Member] | Council Bluffs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Council Bluffs
Location	IA
Initial Cost [Abstract]
Land	255,217
Buildings, Improvements and Acquisition Fees	117,792
Cost Capitalized Subsequent to Acquisition Improvements	47,188
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,661
Gross Amount at Which Carried at Close of Period Land	255,217
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	181,641
Gross Amount at Which Carried at Close of Period Total	436,858
Accumulated Depreciation	113,578
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | IN [Member] | Warsaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warsaw
Location	IN
Initial Cost [Abstract]
Land	2,140,000
Buildings, Improvements and Acquisition Fees	4,689,646
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,689,646
Gross Amount at Which Carried at Close of Period Total	6,829,646
Accumulated Depreciation	914,469
Date Acquired	2/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | NV [Member] | Reno [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reno
Location	NV
Initial Cost [Abstract]
Land	456,000
Buildings, Improvements and Acquisition Fees	562,344
Cost Capitalized Subsequent to Acquisition Improvements	19,733
Cost Capitalized Subsequent to Acquisition Carrying Costs	30,571
Gross Amount at Which Carried at Close of Period Land	456,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	612,648
Gross Amount at Which Carried at Close of Period Total	1,068,648
Accumulated Depreciation	555,933
Date Acquired	5/26/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | NV [Member] | Reno1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reno
Location	NV
Initial Cost [Abstract]
Land	721,365
Buildings, Improvements and Acquisition Fees	1,339,679
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	721,365
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,339,679
Gross Amount at Which Carried at Close of Period Total	2,061,044
Accumulated Depreciation	2,233
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OR [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	OR
Initial Cost [Abstract]
Land	840,000
Buildings, Improvements and Acquisition Fees	1,560,308
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	840,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,560,308
Gross Amount at Which Carried at Close of Period Total	2,400,308
Accumulated Depreciation	517,502
Date Acquired	9/30/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OR [Member] | Central Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Central Point
Location	OR
Initial Cost [Abstract]
Land	840,000
Buildings, Improvements and Acquisition Fees	1,560,308
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	840,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,560,308
Gross Amount at Which Carried at Close of Period Total	2,400,308
Accumulated Depreciation	517,502
Date Acquired	9/30/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OR [Member] | Pendleton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pendleton
Location	OR
Initial Cost [Abstract]
Land	546,083
Buildings, Improvements and Acquisition Fees	1,014,153
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	546,083
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,014,153
Gross Amount at Which Carried at Close of Period Total	1,560,236
Accumulated Depreciation	1,690
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | WA [Member] | Richland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richland
Location	WA
Initial Cost [Abstract]
Land	1,756,961
Buildings, Improvements and Acquisition Fees	3,262,927
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,756,961
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,262,927
Gross Amount at Which Carried at Close of Period Total	5,019,888
Accumulated Depreciation	5,438
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Tulsa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	1,550,000
Buildings, Improvements and Acquisition Fees	203,990
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,550,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	203,990
Gross Amount at Which Carried at Close of Period Total	1,753,990
Accumulated Depreciation	9,860
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Bartlesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bartlesville
Location	OK
Initial Cost [Abstract]
Land	1,650,000
Buildings, Improvements and Acquisition Fees	1,573,823
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,650,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,574,823
Gross Amount at Which Carried at Close of Period Total	3,224,823
Accumulated Depreciation	76,149
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Norman [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norman
Location	OK
Initial Cost [Abstract]
Land	1,580,000
Buildings, Improvements and Acquisition Fees	1,900,618
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,580,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,901,618
Gross Amount at Which Carried at Close of Period Total	3,481,618
Accumulated Depreciation	91,944
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Norman1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norman
Location	OK
Initial Cost [Abstract]
Land	3,000,000
Buildings, Improvements and Acquisition Fees	2,474,669
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,475,669
Gross Amount at Which Carried at Close of Period Total	5,475,669
Accumulated Depreciation	119,646
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Stillwater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stillwater
Location	OK
Initial Cost [Abstract]
Land	2,590,000
Buildings, Improvements and Acquisition Fees	2,472,123
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,590,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,473,123
Gross Amount at Which Carried at Close of Period Total	5,063,123
Accumulated Depreciation	119,567
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Tulsa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	2,000,000
Buildings, Improvements and Acquisition Fees	753,609
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	753,609
Gross Amount at Which Carried at Close of Period Total	2,753,609
Accumulated Depreciation	36,424
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Tulsa2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	1,850,000
Buildings, Improvements and Acquisition Fees	1,785,277
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,850,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,785,277
Gross Amount at Which Carried at Close of Period Total	3,635,277
Accumulated Depreciation	86,288
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Tulsa3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	1,700,000
Buildings, Improvements and Acquisition Fees	978,092
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	978,092
Gross Amount at Which Carried at Close of Period Total	2,678,092
Accumulated Depreciation	47,274
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Tulsa4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	2,900,000
Buildings, Improvements and Acquisition Fees	1,197,386
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,900,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,197,386
Gross Amount at Which Carried at Close of Period Total	4,097,386
Accumulated Depreciation	57,874
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Tulsa5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	3,000,000
Buildings, Improvements and Acquisition Fees	3,485,618
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,486,618
Gross Amount at Which Carried at Close of Period Total	6,486,618
Accumulated Depreciation	168,553
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | SD [Member] | Rapid City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rapid City
Location	SD
Initial Cost [Abstract]
Land	2,140,000
Buildings, Improvements and Acquisition Fees	1,465,451
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,465,451
Gross Amount at Which Carried at Close of Period Total	3,605,451
Accumulated Depreciation	70,830
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | WI [Member] | Sheboygan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sheboygan
Location	WI
Initial Cost [Abstract]
Land	1,513,216
Buildings, Improvements and Acquisition Fees	4,427,968
Cost Capitalized Subsequent to Acquisition Improvements	15,220
Cost Capitalized Subsequent to Acquisition Carrying Costs	180
Gross Amount at Which Carried at Close of Period Land	1,513,216
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,443,368
Gross Amount at Which Carried at Close of Period Total	5,956,584
Accumulated Depreciation	2,199,793
Date of Construction	6/3/1999
Date Acquired	8/24/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	2,100,000
Buildings, Improvements and Acquisition Fees	3,623,590
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,100,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,623,590
Gross Amount at Which Carried at Close of Period Total	5,723,590
Accumulated Depreciation	177
Date of Construction	In-progress
Date Acquired	6/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | AZ [Member] | Paradise Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Paradise Valley
Location	AZ
Initial Cost [Abstract]
Land	2,608,389
Buildings, Improvements and Acquisition Fees	3,418,783
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,608,389
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,418,783
Gross Amount at Which Carried at Close of Period Total	6,027,172
Accumulated Depreciation	1,350,385
Date of Construction	6/6/2002
Date Acquired	6/26/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Bakersfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bakersfield
Location	CA
Initial Cost [Abstract]
Land	2,259,649
Buildings, Improvements and Acquisition Fees	4,698,845
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,259,649
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,698,845
Gross Amount at Which Carried at Close of Period Total	6,958,494
Accumulated Depreciation	54,820
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Chula Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chula Vista
Location	CA
Initial Cost [Abstract]
Land	4,226,250
Buildings, Improvements and Acquisition Fees	7,848,750
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,226,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,848,750
Gross Amount at Which Carried at Close of Period Total	12,075,000
Accumulated Depreciation	562,494
Date Acquired	3/30/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Tracy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tracy
Location	CA
Initial Cost [Abstract]
Land	556,906
Buildings, Improvements and Acquisition Fees	1,034,254
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	556,906
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,034,254
Gross Amount at Which Carried at Close of Period Total	1,591,160
Accumulated Depreciation	12,066
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Stockton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stockton
Location	CA
Initial Cost [Abstract]
Land	2,320,442
Buildings, Improvements and Acquisition Fees	4,309,392
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,320,442
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,309,392
Gross Amount at Which Carried at Close of Period Total	6,629,834
Accumulated Depreciation	50,276
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Antioch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Antioch
Location	CA
Initial Cost [Abstract]
Land	5,375,000
Buildings, Improvements and Acquisition Fees	9,982,143
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	5,375,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,982,143
Gross Amount at Which Carried at Close of Period Total	15,357,143
Accumulated Depreciation	116,458
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Bakersfield1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bakersfield
Location	CA
Initial Cost [Abstract]
Land	3,260,933
Buildings, Improvements and Acquisition Fees	6,056,019
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,260,933
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,056,019
Gross Amount at Which Carried at Close of Period Total	9,316,952
Accumulated Depreciation	70,654
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Ceres [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ceres
Location	CA
Initial Cost [Abstract]
Land	2,145,750
Buildings, Improvements and Acquisition Fees	3,984,963
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,145,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,984,963
Gross Amount at Which Carried at Close of Period Total	6,130,713
Accumulated Depreciation	46,491
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Diamond Bar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Diamond Bar
Location	CA
Initial Cost [Abstract]
Land	3,038,879
Buildings, Improvements and Acquisition Fees	5,383,274
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	882
Gross Amount at Which Carried at Close of Period Land	3,038,879
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,384,156
Gross Amount at Which Carried at Close of Period Total	8,423,035
Accumulated Depreciation	2,125,251
Date of Construction	3/21/2000
Date Acquired	9/29/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Los Banos [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Banos
Location	CA
Initial Cost [Abstract]
Land	1,378,343
Buildings, Improvements and Acquisition Fees	2,559,779
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,378,343
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,559,779
Gross Amount at Which Carried at Close of Period Total	3,938,122
Accumulated Depreciation	29,864
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Norco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norco
Location	CA
Initial Cost [Abstract]
Land	1,247,243
Buildings, Improvements and Acquisition Fees	4,814,516
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	130
Gross Amount at Which Carried at Close of Period Land	1,247,243
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,814,646
Gross Amount at Which Carried at Close of Period Total	6,061,889
Accumulated Depreciation	1,800,426
Date of Construction	12/13/2000
Date Acquired	6/29/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Stockton1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stockton
Location	CA
Initial Cost [Abstract]
Land	1,602,459
Buildings, Improvements and Acquisition Fees	2,975,994
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,602,459
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,975,994
Gross Amount at Which Carried at Close of Period Total	4,578,453
Accumulated Depreciation	34,720
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Tracy1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tracy
Location	CA
Initial Cost [Abstract]
Land	3,228,902
Buildings, Improvements and Acquisition Fees	5,996,532
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,228,902
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,996,532
Gross Amount at Which Carried at Close of Period Total	9,225,434
Accumulated Depreciation	69,960
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CT [Member] | Danbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Danbury
Location	CT
Initial Cost [Abstract]
Land	643,736
Buildings, Improvements and Acquisition Fees	3,621,163
Cost Capitalized Subsequent to Acquisition Improvements	68,366
Cost Capitalized Subsequent to Acquisition Carrying Costs	161
Gross Amount at Which Carried at Close of Period Land	643,736
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,689,690
Gross Amount at Which Carried at Close of Period Total	4,333,426
Accumulated Depreciation	2,108,925
Date Acquired	9/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | FL [Member] | Sunrise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sunrise
Location	FL
Initial Cost [Abstract]
Land	2,850,000
Buildings, Improvements and Acquisition Fees	3,601,884
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,850,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,601,884
Gross Amount at Which Carried at Close of Period Total	6,451,884
Accumulated Depreciation	174,091
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	2,144,778
Buildings, Improvements and Acquisition Fees	3,755,905
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,144,778
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,755,905
Gross Amount at Which Carried at Close of Period Total	5,900,683
Accumulated Depreciation	1,223,904
Date of Construction	8/7/2003
Date Acquired	11/26/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | FL [Member] | Casselberry [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Casselberry
Location	FL
Initial Cost [Abstract]
Land	1,979,598
Buildings, Improvements and Acquisition Fees	8,256,394
Cost Capitalized Subsequent to Acquisition Improvements	14,554
Cost Capitalized Subsequent to Acquisition Carrying Costs	167,804
Gross Amount at Which Carried at Close of Period Land	1,979,598
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,438,752
Gross Amount at Which Carried at Close of Period Total	10,418,350
Accumulated Depreciation	3,691,229
Date of Construction	12/30/2003
Date Acquired	5/31/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | FL [Member] | Hialeah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hialeah
Location	FL
Initial Cost [Abstract]
Land	2,104,393
Buildings, Improvements and Acquisition Fees	3,910,500
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,104,393
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,910,500
Gross Amount at Which Carried at Close of Period Total	6,014,893
Accumulated Depreciation	749,496
Date Acquired	3/26/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | FL [Member] | Miami [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Miami
Location	FL
Initial Cost [Abstract]
Land	3,115,101
Buildings, Improvements and Acquisition Fees	5,665,079
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	106
Gross Amount at Which Carried at Close of Period Land	3,115,101
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,665,185
Gross Amount at Which Carried at Close of Period Total	8,780,286
Accumulated Depreciation	2,056,094
Date of Construction	5/19/2000
Date Acquired	6/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | FL [Member] | Oakland Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oakland Park
Location	FL
Initial Cost [Abstract]
Land	2,800,000
Buildings, Improvements and Acquisition Fees	2,196,480
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,800,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,196,480
Gross Amount at Which Carried at Close of Period Total	4,996,480
Accumulated Depreciation	827,532
Date of Construction	7/6/2001
Date Acquired	3/27/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | FL [Member] | Pembroke Pines [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pembroke Pines
Location	FL
Initial Cost [Abstract]
Land	1,714,388
Buildings, Improvements and Acquisition Fees	4,387,824
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,714,388
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,387,824
Gross Amount at Which Carried at Close of Period Total	6,102,212
Accumulated Depreciation	1,946,539
Date of Construction	12/11/2000
Date Acquired	10/1/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | NY [Member] | Yonkers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yonkers
Location	NY
Initial Cost [Abstract]
Land	1,488,894
Buildings, Improvements and Acquisition Fees	2,765,894
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,488,894
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,765,894
Gross Amount at Which Carried at Close of Period Total	4,254,788
Accumulated Depreciation	530,129
Date Acquired	3/26/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | Dallas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas
Location	TX
Initial Cost [Abstract]
Land	5,293,733
Buildings, Improvements and Acquisition Fees	6,555,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	5,293,733
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,555,637
Gross Amount at Which Carried at Close of Period Total	11,849,370
Accumulated Depreciation	1,391,036
Date of Construction	8/4/2006
Date Acquired	11/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | Fort Worth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	1,445,901
Buildings, Improvements and Acquisition Fees	5,277,886
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,445,901
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,277,886
Gross Amount at Which Carried at Close of Period Total	6,723,787
Accumulated Depreciation	2,442,517
Date of Construction	6/2/2000
Date Acquired	6/30/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | Plano [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	3,178,115
Buildings, Improvements and Acquisition Fees	5,832,224
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,178,115
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,832,224
Gross Amount at Which Carried at Close of Period Total	9,010,339
Accumulated Depreciation	1,391,157
Date of Construction	12/6/2005
Date Acquired	4/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | San Antonio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	1,120,000
Buildings, Improvements and Acquisition Fees	2,075,196
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,120,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,075,196
Gross Amount at Which Carried at Close of Period Total	3,195,196
Accumulated Depreciation	204,061
Date Acquired	7/29/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | San Antonio1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	1,200,000
Buildings, Improvements and Acquisition Fees	2,489,568
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,489,568
Gross Amount at Which Carried at Close of Period Total	3,689,568
Accumulated Depreciation	244,808
Date Acquired	7/29/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | Cypress [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cypress
Location	TX
Initial Cost [Abstract]
Land	1,417,377
Buildings, Improvements and Acquisition Fees	5,696,789
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,417,377
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,696,789
Gross Amount at Which Carried at Close of Period Total	7,114,166
Accumulated Depreciation	1,262,707
Date of Construction	5/15/2006
Date Acquired	9/14/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | Keller [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Keller
Location	TX
Initial Cost [Abstract]
Land	1,478,222
Buildings, Improvements and Acquisition Fees	5,679,604
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,478,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,679,604
Gross Amount at Which Carried at Close of Period Total	7,157,826
Accumulated Depreciation	1,406,079
Date of Construction	9/8/2005
Date Acquired	12/16/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | McKinney [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	McKinney
Location	TX
Initial Cost [Abstract]
Land	1,805,460
Buildings, Improvements and Acquisition Fees	5,972,111
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,805,460
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,972,111
Gross Amount at Which Carried at Close of Period Total	7,777,571
Accumulated Depreciation	1,424,322
Date of Construction	12/7/2005
Date Acquired	4/20/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | MN [Member] | Roseville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roseville
Location	MN
Initial Cost [Abstract]
Land	3,611,925
Buildings, Improvements and Acquisition Fees	8,804,654
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,611,925
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,804,654
Gross Amount at Which Carried at Close of Period Total	12,416,579
Accumulated Depreciation	1,380,337
Date of Construction	6/5/2008
Date Acquired	4/18/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | IL [Member] | Glendale Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glendale Heights
Location	IL
Initial Cost [Abstract]
Land	1,213,770
Buildings, Improvements and Acquisition Fees	2,255,063
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,213,770
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,255,063
Gross Amount at Which Carried at Close of Period Total	3,468,833
Accumulated Depreciation	432,218
Date Acquired	3/26/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | IL [Member] | Alsip [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alsip
Location	IL
Initial Cost [Abstract]
Land	2,944,221
Buildings, Improvements and Acquisition Fees	5,467,839
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,944,221
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,467,839
Gross Amount at Which Carried at Close of Period Total	8,412,060
Accumulated Depreciation	446,540
Date Acquired	12/30/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | IL [Member] | Bolinbrook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bolinbrook
Location	IL
Initial Cost [Abstract]
Land	3,010,512
Buildings, Improvements and Acquisition Fees	8,161,186
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,010,512
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,161,186
Gross Amount at Which Carried at Close of Period Total	11,171,698
Accumulated Depreciation	1,328,070
Date of Construction	10/26/2007
Date Acquired	1/24/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | IL [Member] | Waukegan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waukegan
Location	IL
Initial Cost [Abstract]
Land	2,961,951
Buildings, Improvements and Acquisition Fees	5,500,766
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,961,951
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,500,766
Gross Amount at Which Carried at Close of Period Total	8,462,717
Accumulated Depreciation	449,229
Date Acquired	12/30/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | IN [Member] | Indianapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	3,008,186
Buildings, Improvements and Acquisition Fees	6,999,881
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,008,186
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,999,881
Gross Amount at Which Carried at Close of Period Total	10,008,067
Accumulated Depreciation	1,297,593
Date of Construction	3/20/2007
Date Acquired	8/3/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | IN [Member] | Carmel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carmel
Location	IN
Initial Cost [Abstract]
Land	3,675,000
Buildings, Improvements and Acquisition Fees	6,825,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,675,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,825,000
Gross Amount at Which Carried at Close of Period Total	10,500,000
Accumulated Depreciation	489,125
Date Acquired	3/29/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | IN [Member] | Southport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Southport
Location	IN
Initial Cost [Abstract]
Land	2,121,873
Buildings, Improvements and Acquisition Fees	7,522,735
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,121,873
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,522,735
Gross Amount at Which Carried at Close of Period Total	9,644,608
Accumulated Depreciation	1,176,015
Date of Construction	12/20/2007
Date Acquired	6/8/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | OH [Member] | Beachwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beachwood
Location	OH
Initial Cost [Abstract]
Land	1,504,354
Buildings, Improvements and Acquisition Fees	2,794,305
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	1,504,354
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,794,419
Gross Amount at Which Carried at Close of Period Total	4,298,773
Accumulated Depreciation	544,898
Date Acquired	2/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | PA [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	2,254,830
Buildings, Improvements and Acquisition Fees	4,188,725
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,254,830
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,188,725
Gross Amount at Which Carried at Close of Period Total	6,443,555
Accumulated Depreciation	816,801
Date Acquired	2/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | PA [Member] | Pittsburgh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	4,420,799
Buildings, Improvements and Acquisition Fees	5,542,644
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,420,799
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,542,644
Gross Amount at Which Carried at Close of Period Total	9,963,443
Accumulated Depreciation	4,188
Date of Construction	9/1/2011
Date Acquired	1/12/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | WA [Member] | Kent [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kent
Location	WA
Initial Cost [Abstract]
Land	4,086,250
Buildings, Improvements and Acquisition Fees	7,588,750
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,086,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,588,750
Gross Amount at Which Carried at Close of Period Total	11,675,000
Accumulated Depreciation	619,748
Date Acquired	12/21/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | WA [Member] | Walla Walla [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Walla Walla
Location	WA
Initial Cost [Abstract]
Land	170,100
Buildings, Improvements and Acquisition Fees	377,793
Cost Capitalized Subsequent to Acquisition Improvements	6,831
Cost Capitalized Subsequent to Acquisition Carrying Costs	6,711
Gross Amount at Which Carried at Close of Period Land	170,100
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,335
Gross Amount at Which Carried at Close of Period Total	561,435
Accumulated Depreciation	374,738
Date Acquired	8/6/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | MD [Member] | Nottingham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nottingham
Location	MD
Initial Cost [Abstract]
Land	3,055,453
Buildings, Improvements and Acquisition Fees	5,675,230
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,055,453
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,675,230
Gross Amount at Which Carried at Close of Period Total	8,730,683
Accumulated Depreciation	1,087,752
Date Acquired	3/26/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | NJ [Member] | East Brunswick [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Brunswick
Location	NJ
Initial Cost [Abstract]
Land	1,654,529
Buildings, Improvements and Acquisition Fees	3,073,912
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,654,529
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,073,912
Gross Amount at Which Carried at Close of Period Total	4,728,441
Accumulated Depreciation	599,412
Date Acquired	2/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | AR [Member] | Wynne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wynne
Location	AR
Initial Cost [Abstract]
Land	70,000
Buildings, Improvements and Acquisition Fees	547,576
Cost Capitalized Subsequent to Acquisition Improvements	30,029
Cost Capitalized Subsequent to Acquisition Carrying Costs	824
Gross Amount at Which Carried at Close of Period Land	70,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	578,429
Gross Amount at Which Carried at Close of Period Total	648,429
Accumulated Depreciation	308,736
Date of Construction	11/10/1998
Date Acquired	2/24/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | CA [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	CA
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	390,849
Cost Capitalized Subsequent to Acquisition Improvements	6,775
Cost Capitalized Subsequent to Acquisition Carrying Costs	8,819
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	406,443
Gross Amount at Which Carried at Close of Period Total	706,443
Accumulated Depreciation	373,799
Date Acquired	5/17/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	685,000
Buildings, Improvements and Acquisition Fees	885,624
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	218
Gross Amount at Which Carried at Close of Period Land	685,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	885,842
Gross Amount at Which Carried at Close of Period Total	1,570,842
Accumulated Depreciation	479,812
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | FL [Member] | Tampa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	494,763
Buildings, Improvements and Acquisition Fees	767,737
Cost Capitalized Subsequent to Acquisition Improvements	71,880
Cost Capitalized Subsequent to Acquisition Carrying Costs	233
Gross Amount at Which Carried at Close of Period Land	494,763
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	839,850
Gross Amount at Which Carried at Close of Period Total	1,334,613
Accumulated Depreciation	472,417
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | FL [Member] | Brandon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brandon
Location	FL
Initial Cost [Abstract]
Land	430,000
Buildings, Improvements and Acquisition Fees	1,020,608
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	218
Gross Amount at Which Carried at Close of Period Land	430,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,020,826
Gross Amount at Which Carried at Close of Period Total	1,450,826
Accumulated Depreciation	552,928
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | FL [Member] | Ocala [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ocala
Location	FL
Initial Cost [Abstract]
Land	339,690
Buildings, Improvements and Acquisition Fees	543,504
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	25,254
Gross Amount at Which Carried at Close of Period Land	339,690
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	568,758
Gross Amount at Which Carried at Close of Period Total	908,448
Accumulated Depreciation	341,853
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | FL [Member] | West Palm Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Palm Beach
Location	FL
Initial Cost [Abstract]
Land	347,651
Buildings, Improvements and Acquisition Fees	706,081
Cost Capitalized Subsequent to Acquisition Improvements	69,111
Cost Capitalized Subsequent to Acquisition Carrying Costs	233
Gross Amount at Which Carried at Close of Period Land	347,651
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	775,425
Gross Amount at Which Carried at Close of Period Total	1,123,076
Accumulated Depreciation	397,976
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TX [Member] | San Antonio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	323,451
Buildings, Improvements and Acquisition Fees	637,991
Cost Capitalized Subsequent to Acquisition Improvements	47,914
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	323,451
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	686,020
Gross Amount at Which Carried at Close of Period Total	1,009,471
Accumulated Depreciation	380,788
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TX [Member] | Webster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Webster
Location	TX
Initial Cost [Abstract]
Land	283,604
Buildings, Improvements and Acquisition Fees	538,002
Cost Capitalized Subsequent to Acquisition Improvements	2,470
Cost Capitalized Subsequent to Acquisition Carrying Costs	354
Gross Amount at Which Carried at Close of Period Land	283,604
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	540,826
Gross Amount at Which Carried at Close of Period Total	824,430
Accumulated Depreciation	314,836
Date Acquired	6/13/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TX [Member] | Cedar Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Park
Location	TX
Initial Cost [Abstract]
Land	253,591
Buildings, Improvements and Acquisition Fees	827,237
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	3,010
Gross Amount at Which Carried at Close of Period Land	253,591
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	830,247
Gross Amount at Which Carried at Close of Period Total	1,083,838
Accumulated Depreciation	491,754
Date Acquired	3/26/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TX [Member] | Abilene [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Abilene
Location	TX
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	680,616
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	680,616
Gross Amount at Which Carried at Close of Period Total	1,080,616
Accumulated Depreciation	368,665
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TX [Member] | Plainview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plainview
Location	TX
Initial Cost [Abstract]
Land	125,000
Buildings, Improvements and Acquisition Fees	734,558
Cost Capitalized Subsequent to Acquisition Improvements	40,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	125,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	774,558
Gross Amount at Which Carried at Close of Period Total	899,558
Accumulated Depreciation	485,670
Date Acquired	1/24/1984
Life on which depreciation in latest Income Statement is computed (in months)	180
Home Furnishings [Member] | GA [Member] | Rome [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rome
Location	GA
Initial Cost [Abstract]
Land	254,902
Buildings, Improvements and Acquisition Fees	486,812
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	499
Gross Amount at Which Carried at Close of Period Land	254,902
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	487,311
Gross Amount at Which Carried at Close of Period Total	742,213
Accumulated Depreciation	294,783
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | MN [Member] | Eden Prairie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eden Prairie
Location	MN
Initial Cost [Abstract]
Land	500,502
Buildings, Improvements and Acquisition Fees	1,055,244
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,502
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,055,244
Gross Amount at Which Carried at Close of Period Total	1,555,746
Accumulated Depreciation	543,414
Date Acquired	3/1/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | MS [Member] | Gulfport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gulfport
Location	MS
Initial Cost [Abstract]
Land	299,464
Buildings, Improvements and Acquisition Fees	502,326
Cost Capitalized Subsequent to Acquisition Improvements	49,988
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,923
Gross Amount at Which Carried at Close of Period Land	299,464
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	569,237
Gross Amount at Which Carried at Close of Period Total	868,701
Accumulated Depreciation	328,501
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | MS [Member] | Hattiesburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hattiesburg
Location	MS
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	660,608
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	660,776
Gross Amount at Which Carried at Close of Period Total	960,776
Accumulated Depreciation	357,850
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | MS [Member] | Ridgeland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ridgeland
Location	MS
Initial Cost [Abstract]
Land	281,867
Buildings, Improvements and Acquisition Fees	769,890
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	281,867
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	770,101
Gross Amount at Which Carried at Close of Period Total	1,051,968
Accumulated Depreciation	447,937
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | NC [Member] | Matthews [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Matthews
Location	NC
Initial Cost [Abstract]
Land	768,222
Buildings, Improvements and Acquisition Fees	843,401
Cost Capitalized Subsequent to Acquisition Improvements	46,414
Cost Capitalized Subsequent to Acquisition Carrying Costs	38,052
Gross Amount at Which Carried at Close of Period Land	768,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	927,867
Gross Amount at Which Carried at Close of Period Total	1,696,089
Accumulated Depreciation	465,197
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TN [Member] | Memphis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	804,262
Buildings, Improvements and Acquisition Fees	1,432,520
Cost Capitalized Subsequent to Acquisition Improvements	35,328
Cost Capitalized Subsequent to Acquisition Carrying Costs	223
Gross Amount at Which Carried at Close of Period Land	804,262
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,468,071
Gross Amount at Which Carried at Close of Period Total	2,272,333
Accumulated Depreciation	840,310
Date Acquired	6/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TN [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	TN
Initial Cost [Abstract]
Land	381,076
Buildings, Improvements and Acquisition Fees	857,261
Cost Capitalized Subsequent to Acquisition Improvements	35,685
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,534
Gross Amount at Which Carried at Close of Period Land	381,076
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	909,480
Gross Amount at Which Carried at Close of Period Total	1,290,556
Accumulated Depreciation	504,608
Date Acquired	9/26/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TN [Member] | Jackson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	TN
Initial Cost [Abstract]
Land	380,000
Buildings, Improvements and Acquisition Fees	750,608
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	82
Gross Amount at Which Carried at Close of Period Land	380,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	750,690
Gross Amount at Which Carried at Close of Period Total	1,130,690
Accumulated Depreciation	406,617
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | IA [Member] | Davenport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Davenport
Location	IA
Initial Cost [Abstract]
Land	270,000
Buildings, Improvements and Acquisition Fees	930,689
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	270,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	930,835
Gross Amount at Which Carried at Close of Period Total	1,200,835
Accumulated Depreciation	504,245
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | ID [Member] | Boise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Boise
Location	ID
Initial Cost [Abstract]
Land	158,400
Buildings, Improvements and Acquisition Fees	351,812
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	28
Gross Amount at Which Carried at Close of Period Land	158,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	351,840
Gross Amount at Which Carried at Close of Period Total	510,240
Accumulated Depreciation	331,615
Date Acquired	5/6/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | ID [Member] | Nampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nampa
Location	ID
Initial Cost [Abstract]
Land	183,743
Buildings, Improvements and Acquisition Fees	408,101
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	24
Gross Amount at Which Carried at Close of Period Land	183,743
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	408,125
Gross Amount at Which Carried at Close of Period Total	591,868
Accumulated Depreciation	384,668
Date Acquired	5/6/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | IL [Member] | Joliet [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Joliet
Location	IL
Initial Cost [Abstract]
Land	440,000
Buildings, Improvements and Acquisition Fees	910,689
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	244
Gross Amount at Which Carried at Close of Period Land	440,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	910,933
Gross Amount at Which Carried at Close of Period Total	1,350,933
Accumulated Depreciation	493,402
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | IN [Member] | Anderson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Anderson
Location	IN
Initial Cost [Abstract]
Land	180,628
Buildings, Improvements and Acquisition Fees	653,162
Cost Capitalized Subsequent to Acquisition Improvements	100,170
Cost Capitalized Subsequent to Acquisition Carrying Costs	15,258
Gross Amount at Which Carried at Close of Period Land	180,628
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	768,590
Gross Amount at Which Carried at Close of Period Total	949,218
Accumulated Depreciation	444,939
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | KS [Member] | Kansas City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	KS
Initial Cost [Abstract]
Land	185,955
Buildings, Improvements and Acquisition Fees	413,014
Cost Capitalized Subsequent to Acquisition Improvements	31,870
Cost Capitalized Subsequent to Acquisition Carrying Costs	8,629
Gross Amount at Which Carried at Close of Period Land	185,955
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	453,513
Gross Amount at Which Carried at Close of Period Total	639,468
Accumulated Depreciation	399,537
Date Acquired	5/13/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | KS [Member] | Wichita [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wichita
Location	KS
Initial Cost [Abstract]
Land	430,000
Buildings, Improvements and Acquisition Fees	740,725
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	430,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	740,871
Gross Amount at Which Carried at Close of Period Total	1,170,871
Accumulated Depreciation	401,348
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | MI [Member] | Battle Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Battle Creek
Location	MI
Initial Cost [Abstract]
Land	485,000
Buildings, Improvements and Acquisition Fees	895,689
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	209
Gross Amount at Which Carried at Close of Period Land	485,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	895,898
Gross Amount at Which Carried at Close of Period Total	1,380,898
Accumulated Depreciation	485,266
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | NE [Member] | Omaha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	1,956,296
Buildings, Improvements and Acquisition Fees	3,949,402
Cost Capitalized Subsequent to Acquisition Improvements	27,005
Cost Capitalized Subsequent to Acquisition Carrying Costs	81
Gross Amount at Which Carried at Close of Period Land	1,956,296
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,976,488
Gross Amount at Which Carried at Close of Period Total	5,932,784
Accumulated Depreciation	2,325,142
Date Acquired	4/4/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | OH [Member] | Lancaster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lancaster
Location	OH
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	830,689
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	319
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	831,008
Gross Amount at Which Carried at Close of Period Total	1,081,008
Accumulated Depreciation	450,164
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | OH [Member] | Dayton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dayton
Location	OH
Initial Cost [Abstract]
Land	401,723
Buildings, Improvements and Acquisition Fees	698,872
Cost Capitalized Subsequent to Acquisition Improvements	13,435
Cost Capitalized Subsequent to Acquisition Carrying Costs	11,195
Gross Amount at Which Carried at Close of Period Land	401,723
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	723,502
Gross Amount at Which Carried at Close of Period Total	1,125,225
Accumulated Depreciation	385,395
Date Acquired	6/29/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | PA [Member] | Altoona [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Altoona
Location	PA
Initial Cost [Abstract]
Land	455,000
Buildings, Improvements and Acquisition Fees	745,694
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	455,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	745,694
Gross Amount at Which Carried at Close of Period Total	1,200,694
Accumulated Depreciation	403,915
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | PA [Member] | Erie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Erie
Location	PA
Initial Cost [Abstract]
Land	510,000
Buildings, Improvements and Acquisition Fees	900,689
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	510,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	900,689
Gross Amount at Which Carried at Close of Period Total	1,410,689
Accumulated Depreciation	487,871
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | PA [Member] | Pennsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pennsdale
Location	PA
Initial Cost [Abstract]
Land	315,000
Buildings, Improvements and Acquisition Fees	835,648
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	315,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	835,648
Gross Amount at Which Carried at Close of Period Total	1,150,648
Accumulated Depreciation	452,640
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | PA [Member] | Whitehall [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Whitehall
Location	PA
Initial Cost [Abstract]
Land	515,525
Buildings, Improvements and Acquisition Fees	1,146,868
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	457
Gross Amount at Which Carried at Close of Period Land	515,525
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,147,325
Gross Amount at Which Carried at Close of Period Total	1,662,850
Accumulated Depreciation	621,642
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | WA [Member] | Pasco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pasco
Location	WA
Initial Cost [Abstract]
Land	161,700
Buildings, Improvements and Acquisition Fees	359,142
Cost Capitalized Subsequent to Acquisition Improvements	56,707
Cost Capitalized Subsequent to Acquisition Carrying Costs	14,444
Gross Amount at Which Carried at Close of Period Land	161,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	430,293
Gross Amount at Which Carried at Close of Period Total	591,993
Accumulated Depreciation	373,375
Date Acquired	8/18/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | SC [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	600,000
Buildings, Improvements and Acquisition Fees	900,725
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	428
Gross Amount at Which Carried at Close of Period Land	600,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	901,153
Gross Amount at Which Carried at Close of Period Total	1,501,153
Accumulated Depreciation	488,242
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | WI [Member] | Eau Claire [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eau Claire
Location	WI
Initial Cost [Abstract]
Land	260,000
Buildings, Improvements and Acquisition Fees	820,689
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	260,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	820,835
Gross Amount at Which Carried at Close of Period Total	1,080,835
Accumulated Depreciation	444,662
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | WI [Member] | La Crosse [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	La Crosse
Location	WI
Initial Cost [Abstract]
Land	372,883
Buildings, Improvements and Acquisition Fees	877,812
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	372,883
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	877,958
Gross Amount at Which Carried at Close of Period Total	1,250,841
Accumulated Depreciation	475,603
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | LA [Member] | Alexandria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alexandria
Location	LA
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	810,608
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	810,776
Gross Amount at Which Carried at Close of Period Total	1,210,776
Accumulated Depreciation	439,100
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | LA [Member] | Shreveport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	525,000
Buildings, Improvements and Acquisition Fees	725,642
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	73
Gross Amount at Which Carried at Close of Period Land	525,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	725,715
Gross Amount at Which Carried at Close of Period Total	1,250,715
Accumulated Depreciation	393,056
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | LA [Member] | Monroe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Monroe
Location	LA
Initial Cost [Abstract]
Land	450,000
Buildings, Improvements and Acquisition Fees	835,608
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	450,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	835,608
Gross Amount at Which Carried at Close of Period Total	1,285,608
Accumulated Depreciation	452,619
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | AR [Member] | Little Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Little Rock
Location	AR
Initial Cost [Abstract]
Land	1,079,232
Buildings, Improvements and Acquisition Fees	2,594,956
Cost Capitalized Subsequent to Acquisition Improvements	102,839
Cost Capitalized Subsequent to Acquisition Carrying Costs	8,059
Gross Amount at Which Carried at Close of Period Land	1,079,232
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,705,854
Gross Amount at Which Carried at Close of Period Total	3,785,086
Accumulated Depreciation	1,428,914
Date Acquired	7/21/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | AR [Member] | Osceola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Osceola
Location	AR
Initial Cost [Abstract]
Land	88,759
Buildings, Improvements and Acquisition Fees	520,047
Cost Capitalized Subsequent to Acquisition Improvements	4,083
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	88,759
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	524,130
Gross Amount at Which Carried at Close of Period Total	612,889
Accumulated Depreciation	283,774
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | CA [Member] | Los Angeles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	902,494
Buildings, Improvements and Acquisition Fees	1,676,204
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	31
Gross Amount at Which Carried at Close of Period Land	902,494
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,676,235
Gross Amount at Which Carried at Close of Period Total	2,578,729
Accumulated Depreciation	874,418
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | CA [Member] | Los Angeles1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	163,668
Buildings, Improvements and Acquisition Fees	304,097
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	78
Gross Amount at Which Carried at Close of Period Land	163,668
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	304,175
Gross Amount at Which Carried at Close of Period Total	467,843
Accumulated Depreciation	158,707
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | CA [Member] | Lawndale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lawndale
Location	CA
Initial Cost [Abstract]
Land	667,007
Buildings, Improvements and Acquisition Fees	1,238,841
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	667,007
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,238,841
Gross Amount at Which Carried at Close of Period Total	1,905,848
Accumulated Depreciation	646,260
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | CA [Member] | Van Nuys [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Van Nuys
Location	CA
Initial Cost [Abstract]
Land	750,293
Buildings, Improvements and Acquisition Fees	1,393,545
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	750,293
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,393,545
Gross Amount at Which Carried at Close of Period Total	2,143,838
Accumulated Depreciation	726,964
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | CA [Member] | West Covina [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Covina
Location	CA
Initial Cost [Abstract]
Land	311,040
Buildings, Improvements and Acquisition Fees	577,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	311,040
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	577,733
Gross Amount at Which Carried at Close of Period Total	888,773
Accumulated Depreciation	301,383
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | FL [Member] | Pensacola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pensacola
Location	FL
Initial Cost [Abstract]
Land	419,842
Buildings, Improvements and Acquisition Fees	1,899,287
Cost Capitalized Subsequent to Acquisition Improvements	91,217
Cost Capitalized Subsequent to Acquisition Carrying Costs	261
Gross Amount at Which Carried at Close of Period Land	419,842
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,990,765
Gross Amount at Which Carried at Close of Period Total	2,410,607
Accumulated Depreciation	1,193,107
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | NY [Member] | Rochester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochester
Location	NY
Initial Cost [Abstract]
Land	158,168
Buildings, Improvements and Acquisition Fees	294,456
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	158,168
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	294,456
Gross Amount at Which Carried at Close of Period Total	452,624
Accumulated Depreciation	153,619
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | TX [Member] | Carrollton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carrollton
Location	TX
Initial Cost [Abstract]
Land	201,569
Buildings, Improvements and Acquisition Fees	374,342
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	201,569
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	374,342
Gross Amount at Which Carried at Close of Period Total	575,911
Accumulated Depreciation	120,413
Date Acquired	12/5/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | TX [Member] | Pasadena [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pasadena
Location	TX
Initial Cost [Abstract]
Land	147,535
Buildings, Improvements and Acquisition Fees	274,521
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	147,535
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	274,649
Gross Amount at Which Carried at Close of Period Total	422,184
Accumulated Depreciation	143,224
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | TX [Member] | Plano [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	363,851
Buildings, Improvements and Acquisition Fees	676,249
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	363,851
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	676,249
Gross Amount at Which Carried at Close of Period Total	1,040,100
Accumulated Depreciation	352,779
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | TX [Member] | San Antonio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	367,890
Buildings, Improvements and Acquisition Fees	683,750
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	367,890
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	683,750
Gross Amount at Which Carried at Close of Period Total	1,051,640
Accumulated Depreciation	356,692
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | TX [Member] | Midland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midland
Location	TX
Initial Cost [Abstract]
Land	1,590,052
Buildings, Improvements and Acquisition Fees	2,953,473
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,590,052
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,953,473
Gross Amount at Which Carried at Close of Period Total	4,543,525
Accumulated Depreciation	703,911
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | TX [Member] | Odessa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Odessa
Location	TX
Initial Cost [Abstract]
Land	1,346,834
Buildings, Improvements and Acquisition Fees	2,501,783
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,346,834
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,501,783
Gross Amount at Which Carried at Close of Period Total	3,848,617
Accumulated Depreciation	596,258
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | IA [Member] | Des Moines [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Des Moines
Location	IA
Initial Cost [Abstract]
Land	225,771
Buildings, Improvements and Acquisition Fees	682,604
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	225,771
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	682,604
Gross Amount at Which Carried at Close of Period Total	908,375
Accumulated Depreciation	353,809
Date Acquired	1/29/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | IL [Member] | Broadview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Broadview
Location	IL
Initial Cost [Abstract]
Land	345,166
Buildings, Improvements and Acquisition Fees	641,739
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	345,166
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	641,739
Gross Amount at Which Carried at Close of Period Total	986,905
Accumulated Depreciation	334,785
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | KS [Member] | Lenexa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lenexa
Location	KS
Initial Cost [Abstract]
Land	1,051,077
Buildings, Improvements and Acquisition Fees	1,952,233
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,051,077
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,952,233
Gross Amount at Which Carried at Close of Period Total	3,003,310
Accumulated Depreciation	465,282
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | KS [Member] | Lenexa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lenexa
Location	KS
Initial Cost [Abstract]
Land	3,688,591
Buildings, Improvements and Acquisition Fees	6,850,770
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,688,591
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,850,770
Gross Amount at Which Carried at Close of Period Total	10,539,361
Accumulated Depreciation	1,632,767
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | NE [Member] | Omaha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	1,515,773
Buildings, Improvements and Acquisition Fees	2,816,678
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,515,773
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,816,678
Gross Amount at Which Carried at Close of Period Total	4,332,451
Accumulated Depreciation	671,309
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MD [Member] | Baltimore [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Baltimore
Location	MD
Initial Cost [Abstract]
Land	171,320
Buildings, Improvements and Acquisition Fees	318,882
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	86
Gross Amount at Which Carried at Close of Period Land	171,320
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	318,968
Gross Amount at Which Carried at Close of Period Total	490,288
Accumulated Depreciation	166,403
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	MO
Initial Cost [Abstract]
Land	2,039,436
Buildings, Improvements and Acquisition Fees	3,787,757
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	30
Gross Amount at Which Carried at Close of Period Land	2,039,436
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,787,787
Gross Amount at Which Carried at Close of Period Total	5,827,223
Accumulated Depreciation	902,766
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Columbia1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	MO
Initial Cost [Abstract]
Land	1,080,521
Buildings, Improvements and Acquisition Fees	2,006,915
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,080,521
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,006,915
Gross Amount at Which Carried at Close of Period Total	3,087,436
Accumulated Depreciation	478,315
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Blue Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Blue Springs
Location	MO
Initial Cost [Abstract]
Land	870,071
Buildings, Improvements and Acquisition Fees	1,616,080
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	870,071
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,616,080
Gross Amount at Which Carried at Close of Period Total	2,486,151
Accumulated Depreciation	385,166
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Chillicothe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chillicothe
Location	MO
Initial Cost [Abstract]
Land	804,948
Buildings, Improvements and Acquisition Fees	1,495,138
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	804,948
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,495,138
Gross Amount at Which Carried at Close of Period Total	2,300,086
Accumulated Depreciation	356,341
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Fulton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fulton
Location	MO
Initial Cost [Abstract]
Land	791,603
Buildings, Improvements and Acquisition Fees	1,470,353
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	791,603
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,470,353
Gross Amount at Which Carried at Close of Period Total	2,261,956
Accumulated Depreciation	350,434
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Jefferson City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jefferson City
Location	MO
Initial Cost [Abstract]
Land	1,481,299
Buildings, Improvements and Acquisition Fees	2,751,217
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,481,299
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,751,217
Gross Amount at Which Carried at Close of Period Total	4,232,516
Accumulated Depreciation	655,707
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Kirksville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kirksville
Location	MO
Initial Cost [Abstract]
Land	1,421,788
Buildings, Improvements and Acquisition Fees	2,640,696
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,421,788
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,640,696
Gross Amount at Which Carried at Close of Period Total	4,062,484
Accumulated Depreciation	629,366
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Macon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Macon
Location	MO
Initial Cost [Abstract]
Land	493,394
Buildings, Improvements and Acquisition Fees	916,537
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	493,394
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	916,537
Gross Amount at Which Carried at Close of Period Total	1,409,931
Accumulated Depreciation	218,441
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Moberly [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Moberly
Location	MO
Initial Cost [Abstract]
Land	1,293,387
Buildings, Improvements and Acquisition Fees	2,402,283
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,293,387
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,402,283
Gross Amount at Which Carried at Close of Period Total	3,695,670
Accumulated Depreciation	572,543
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | VA [Member] | Chesapeake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chesapeake
Location	VA
Initial Cost [Abstract]
Land	144,014
Buildings, Improvements and Acquisition Fees	649,869
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	11,754
Gross Amount at Which Carried at Close of Period Land	144,014
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	661,623
Gross Amount at Which Carried at Close of Period Total	805,637
Accumulated Depreciation	658,372
Date Acquired	12/22/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | FL [Member] | Gulf Breeze [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gulf Breeze
Location	FL
Initial Cost [Abstract]
Land	3,518,413
Buildings, Improvements and Acquisition Fees	905,480
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,518,413
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	905,480
Gross Amount at Which Carried at Close of Period Total	4,423,893
Accumulated Depreciation	206,751
Date Acquired	4/7/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | NY [Member] | Churchville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Churchville
Location	NY
Initial Cost [Abstract]
Land	1,000,000
Buildings, Improvements and Acquisition Fees	5,755,166
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,755,166
Gross Amount at Which Carried at Close of Period Total	6,755,166
Accumulated Depreciation	1,281,503
Date of Construction	6/6/2006
Date Acquired	3/23/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | TX [Member] | Austin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	2,100,000
Buildings, Improvements and Acquisition Fees	3,900,895
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,100,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,900,895
Gross Amount at Which Carried at Close of Period Total	6,000,895
Accumulated Depreciation	617,640
Date Acquired	1/31/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | TX [Member] | Katy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Katy
Location	TX
Initial Cost [Abstract]
Land	1,347,454
Buildings, Improvements and Acquisition Fees	8,564,135
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,347,454
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,564,135
Gross Amount at Which Carried at Close of Period Total	9,911,589
Accumulated Depreciation	2,105,254
Date of Construction	10/28/2005
Date Acquired	1/25/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | CO [Member] | Longmont [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Longmont
Location	CO
Initial Cost [Abstract]
Land	2,502,092
Buildings, Improvements and Acquisition Fees	6,906,609
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	2,502,092
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,906,724
Gross Amount at Which Carried at Close of Period Total	9,408,816
Accumulated Depreciation	2,037,483
Date Acquired	8/25/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | GA [Member] | Woodstock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woodstock
Location	GA
Initial Cost [Abstract]
Land	2,509,102
Buildings, Improvements and Acquisition Fees	2,509,993
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,509,102
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,509,993
Gross Amount at Which Carried at Close of Period Total	5,019,095
Accumulated Depreciation	623,315
Date Acquired	10/25/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | NC [Member] | Colfax [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colfax
Location	NC
Initial Cost [Abstract]
Land	1,125,979
Buildings, Improvements and Acquisition Fees	2,196,033
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,125,979
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,196,033
Gross Amount at Which Carried at Close of Period Total	3,322,012
Accumulated Depreciation	616,135
Date Acquired	12/31/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | NC [Member] | Statesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Statesville
Location	NC
Initial Cost [Abstract]
Land	2,353,825
Buildings, Improvements and Acquisition Fees	4,159,653
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,353,825
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,159,653
Gross Amount at Which Carried at Close of Period Total	6,513,478
Accumulated Depreciation	1,143,385
Date Acquired	5/13/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | AL [Member] | Robertsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Robertsdale
Location	AL
Initial Cost [Abstract]
Land	3,026,015
Buildings, Improvements and Acquisition Fees	6,117,490
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,026,015
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,117,490
Gross Amount at Which Carried at Close of Period Total	9,143,505
Accumulated Depreciation	1,226,360
Date of Construction	1/29/2007
Date Acquired	4/7/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | IL [Member] | Island Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Island Lake
Location	IL
Initial Cost [Abstract]
Land	2,107,134
Buildings, Improvements and Acquisition Fees	6,383,412
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,107,134
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,383,412
Gross Amount at Which Carried at Close of Period Total	8,490,546
Accumulated Depreciation	1,679,197
Date Acquired	12/31/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | OH [Member] | Green [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Green
Location	OH
Initial Cost [Abstract]
Land	715,953
Buildings, Improvements and Acquisition Fees	554,589
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	715,953
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	554,589
Gross Amount at Which Carried at Close of Period Total	1,270,542
Accumulated Depreciation	140,004
Date of Construction	2/13/2006
Date Acquired	1/19/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | OR [Member] | Hillsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hillsboro
Location	OR
Initial Cost [Abstract]
Land	1,611,084
Buildings, Improvements and Acquisition Fees	1,936,755
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,611,084
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,936,755
Gross Amount at Which Carried at Close of Period Total	3,547,839
Accumulated Depreciation	409,946
Date Acquired	9/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | OR [Member] | Woods Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woods Village
Location	OR
Initial Cost [Abstract]
Land	3,822,277
Buildings, Improvements and Acquisition Fees	5,687,110
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,822,277
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,687,110
Gross Amount at Which Carried at Close of Period Total	9,509,387
Accumulated Depreciation	1,139,216
Date Acquired	9/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | SC [Member] | Myrtle Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	4,099,824
Buildings, Improvements and Acquisition Fees	2,081,997
Cost Capitalized Subsequent to Acquisition Improvements	(1,800,804)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,299,020
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,081,997
Gross Amount at Which Carried at Close of Period Total	4,381,017
Accumulated Depreciation	565,494
Date of Construction	7/28/2000
Date Acquired	3/3/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | NH [Member] | Chichester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chichester
Location	NH
Initial Cost [Abstract]
Land	578,314
Buildings, Improvements and Acquisition Fees	4,546,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	578,314
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,546,307
Gross Amount at Which Carried at Close of Period Total	5,124,621
Accumulated Depreciation	1,263,578
Date Acquired	10/1/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | CA [Member] | Lakewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakewood
Location	CA
Initial Cost [Abstract]
Land	1,398,387
Buildings, Improvements and Acquisition Fees	3,098,607
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	192
Gross Amount at Which Carried at Close of Period Land	1,398,387
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,098,799
Gross Amount at Which Carried at Close of Period Total	4,497,186
Accumulated Depreciation	1,853,945
Date Acquired	1/29/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | CA [Member] | Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riverside
Location	CA
Initial Cost [Abstract]
Land	1,410,177
Buildings, Improvements and Acquisition Fees	1,659,850
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,410,177
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,659,850
Gross Amount at Which Carried at Close of Period Total	3,070,027
Accumulated Depreciation	948,815
Date Acquired	9/17/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | FL [Member] | Casselberry [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Casselberry
Location	FL
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,277,112
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,277,112
Gross Amount at Which Carried at Close of Period Total	1,277,112
Accumulated Depreciation	312,885
Date of Construction	7/14/2005
Date Acquired	1/25/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | NY [Member] | Westbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westbury
Location	NY
Initial Cost [Abstract]
Land	3,808,076
Buildings, Improvements and Acquisition Fees	2,377,932
Cost Capitalized Subsequent to Acquisition Improvements	7,206
Cost Capitalized Subsequent to Acquisition Carrying Costs	338,968
Gross Amount at Which Carried at Close of Period Land	3,808,076
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,724,106
Gross Amount at Which Carried at Close of Period Total	6,532,182
Accumulated Depreciation	1,377,366
Date Acquired	9/29/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | NC [Member] | Asheboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Asheboro
Location	NC
Initial Cost [Abstract]
Land	465,557
Buildings, Improvements and Acquisition Fees	2,176,416
Cost Capitalized Subsequent to Acquisition Improvements	21,418
Cost Capitalized Subsequent to Acquisition Carrying Costs	340
Gross Amount at Which Carried at Close of Period Land	465,557
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,198,174
Gross Amount at Which Carried at Close of Period Total	2,663,731
Accumulated Depreciation	1,222,035
Date Acquired	3/27/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | KS [Member] | Hutchinson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hutchinson
Location	KS
Initial Cost [Abstract]
Land	269,964
Buildings, Improvements and Acquisition Fees	1,704,013
Cost Capitalized Subsequent to Acquisition Improvements	52,136
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,964
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,756,149
Gross Amount at Which Carried at Close of Period Total	2,026,113
Accumulated Depreciation	1,010,873
Date Acquired	6/25/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | KS [Member] | Salina [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salina
Location	KS
Initial Cost [Abstract]
Land	240,423
Buildings, Improvements and Acquisition Fees	1,829,837
Cost Capitalized Subsequent to Acquisition Improvements	51,939
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	240,423
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,881,776
Gross Amount at Which Carried at Close of Period Total	2,122,199
Accumulated Depreciation	1,091,555
Date Acquired	6/25/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | MT [Member] | Helena [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Helena
Location	MT
Initial Cost [Abstract]
Land	564,241
Buildings, Improvements and Acquisition Fees	1,503,118
Cost Capitalized Subsequent to Acquisition Improvements	14,233
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	564,241
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,517,351
Gross Amount at Which Carried at Close of Period Total	2,081,592
Accumulated Depreciation	888,412
Date Acquired	6/9/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | OH [Member] | New Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Philadelphia
Location	OH
Initial Cost [Abstract]
Land	726,636
Buildings, Improvements and Acquisition Fees	1,650,672
Cost Capitalized Subsequent to Acquisition Improvements	7,960
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	726,636
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,658,746
Gross Amount at Which Carried at Close of Period Total	2,385,382
Accumulated Depreciation	969,486
Date Acquired	5/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | MO [Member] | Sikeston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sikeston
Location	MO
Initial Cost [Abstract]
Land	409,114
Buildings, Improvements and Acquisition Fees	2,005,416
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	409,114
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,005,416
Gross Amount at Which Carried at Close of Period Total	2,414,530
Accumulated Depreciation	798,811
Date Acquired	1/24/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | OK [Member] | Edmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Edmond
Location	OK
Initial Cost [Abstract]
Land	1,390,000
Buildings, Improvements and Acquisition Fees	3,009,650
Cost Capitalized Subsequent to Acquisition Improvements	8,201
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,390,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,017,851
Gross Amount at Which Carried at Close of Period Total	4,407,851
Accumulated Depreciation	145,552
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Packaging [Member] | VA [Member] | Raphine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Raphine
Location	VA
Initial Cost [Abstract]
Land	2,679,884
Buildings, Improvements and Acquisition Fees	21,236,904
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,679,884
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	21,236,904
Gross Amount at Which Carried at Close of Period Total	23,916,788
Accumulated Depreciation	460,133
Date Acquired	6/3/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Paper [Member] | FL [Member] | Marianna [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marianna
Location	FL
Initial Cost [Abstract]
Land	1,473,182
Buildings, Improvements and Acquisition Fees	6,930,359
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,473,182
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,930,359
Gross Amount at Which Carried at Close of Period Total	8,403,541
Accumulated Depreciation	173,259
Date Acquired	5/2/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | GA [Member] | Duluth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Duluth
Location	GA
Initial Cost [Abstract]
Land	361,058
Buildings, Improvements and Acquisition Fees	1,591,629
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	361,058
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,591,629
Gross Amount at Which Carried at Close of Period Total	1,952,687
Accumulated Depreciation	765,752
Date of Construction	1/27/1999
Date Acquired	9/29/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | GA [Member] | Marietta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	495,412
Buildings, Improvements and Acquisition Fees	1,526,370
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	495,412
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,526,370
Gross Amount at Which Carried at Close of Period Total	2,021,782
Accumulated Depreciation	717,701
Date of Construction	5/28/1999
Date Acquired	9/29/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | NC [Member] | Matthews [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Matthews
Location	NC
Initial Cost [Abstract]
Land	610,177
Buildings, Improvements and Acquisition Fees	1,394,743
Cost Capitalized Subsequent to Acquisition Improvements	66,945
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	610,177
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,461,688
Gross Amount at Which Carried at Close of Period Total	2,071,865
Accumulated Depreciation	751,401
Date Acquired	7/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | TN [Member] | Clarksville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clarksville
Location	TN
Initial Cost [Abstract]
Land	290,775
Buildings, Improvements and Acquisition Fees	395,870
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	340
Gross Amount at Which Carried at Close of Period Land	290,775
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	396,210
Gross Amount at Which Carried at Close of Period Total	686,985
Accumulated Depreciation	239,573
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | IN [Member] | Indianapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	427,000
Buildings, Improvements and Acquisition Fees	1,296,901
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	427,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,296,901
Gross Amount at Which Carried at Close of Period Total	1,723,901
Accumulated Depreciation	603,866
Date of Construction	3/10/2000
Date Acquired	1/19/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | MI [Member] | Warren [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warren
Location	MI
Initial Cost [Abstract]
Land	356,348
Buildings, Improvements and Acquisition Fees	903,351
Cost Capitalized Subsequent to Acquisition Improvements	155,408
Cost Capitalized Subsequent to Acquisition Carrying Costs	31,687
Gross Amount at Which Carried at Close of Period Land	356,348
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,090,446
Gross Amount at Which Carried at Close of Period Total	1,446,794
Accumulated Depreciation	541,346
Date Acquired	1/9/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | NM [Member] | Albuquerque [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albuquerque
Location	NM
Initial Cost [Abstract]
Land	684,036
Buildings, Improvements and Acquisition Fees	874,914
Cost Capitalized Subsequent to Acquisition Improvements	305,425
Cost Capitalized Subsequent to Acquisition Carrying Costs	21,585
Gross Amount at Which Carried at Close of Period Land	684,036
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,201,924
Gross Amount at Which Carried at Close of Period Total	1,885,960
Accumulated Depreciation	619,056
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | OH [Member] | Franklin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Franklin
Location	OH
Initial Cost [Abstract]
Land	337,572
Buildings, Improvements and Acquisition Fees	777,943
Cost Capitalized Subsequent to Acquisition Improvements	41,328
Cost Capitalized Subsequent to Acquisition Carrying Costs	22,715
Gross Amount at Which Carried at Close of Period Land	337,572
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	841,986
Gross Amount at Which Carried at Close of Period Total	1,179,558
Accumulated Depreciation	445,873
Date Acquired	12/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | OH [Member] | Maineville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maineville
Location	OH
Initial Cost [Abstract]
Land	173,105
Buildings, Improvements and Acquisition Fees	384,468
Cost Capitalized Subsequent to Acquisition Improvements	24,215
Cost Capitalized Subsequent to Acquisition Carrying Costs	12,804
Gross Amount at Which Carried at Close of Period Land	173,105
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,487
Gross Amount at Which Carried at Close of Period Total	594,592
Accumulated Depreciation	390,041
Date Acquired	3/6/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | PA [Member] | Dickson City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dickson City
Location	PA
Initial Cost [Abstract]
Land	659,790
Buildings, Improvements and Acquisition Fees	1,880,722
Cost Capitalized Subsequent to Acquisition Improvements	5,396
Cost Capitalized Subsequent to Acquisition Carrying Costs	161
Gross Amount at Which Carried at Close of Period Land	659,790
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,886,279
Gross Amount at Which Carried at Close of Period Total	2,546,069
Accumulated Depreciation	1,097,608
Date Acquired	6/20/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | MA [Member] | Sudbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sudbury
Location	MA
Initial Cost [Abstract]
Land	543,038
Buildings, Improvements and Acquisition Fees	2,477,213
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	543,038
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,477,213
Gross Amount at Which Carried at Close of Period Total	3,020,251
Accumulated Depreciation	1,134,457
Date of Construction	11/12/1999
Date Acquired	9/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | MA [Member] | Tyngsborough [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tyngsborough
Location	MA
Initial Cost [Abstract]
Land	312,204
Buildings, Improvements and Acquisition Fees	1,222,522
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	312,204
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,222,522
Gross Amount at Which Carried at Close of Period Total	1,534,726
Accumulated Depreciation	662,193
Date Acquired	6/12/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | NJ [Member] | North Plainfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Plainfield
Location	NJ
Initial Cost [Abstract]
Land	985,430
Buildings, Improvements and Acquisition Fees	1,590,447
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	985,430
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,590,447
Gross Amount at Which Carried at Close of Period Total	2,575,877
Accumulated Depreciation	777,579
Date Acquired	9/24/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | SC [Member] | Mt Pleasant1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt Pleasant
Location	SC
Initial Cost [Abstract]
Land	40,700
Buildings, Improvements and Acquisition Fees	180,400
Cost Capitalized Subsequent to Acquisition Improvements	17,385
Cost Capitalized Subsequent to Acquisition Carrying Costs	19,091
Gross Amount at Which Carried at Close of Period Land	40,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	216,876
Gross Amount at Which Carried at Close of Period Total	257,576
Accumulated Depreciation	198,302
Date Acquired	12/22/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Restaurants - casual dining [Member] | AZ [Member] | Glendale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glendale
Location	AZ
Initial Cost [Abstract]
Land	1,511,430
Buildings, Improvements and Acquisition Fees	3,264,231
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,511,430
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,264,231
Gross Amount at Which Carried at Close of Period Total	4,775,661
Accumulated Depreciation	661,159
Date of Construction	11/6/2006
Date Acquired	5/16/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AZ [Member] | Glendale1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glendale
Location	AZ
Initial Cost [Abstract]
Land	624,761
Buildings, Improvements and Acquisition Fees	895,976
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	50,952
Gross Amount at Which Carried at Close of Period Land	624,761
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	946,928
Gross Amount at Which Carried at Close of Period Total	1,571,689
Accumulated Depreciation	580,686
Date Acquired	3/6/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AZ [Member] | Goodyear [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Goodyear
Location	AZ
Initial Cost [Abstract]
Land	794,360
Buildings, Improvements and Acquisition Fees	1,274,445
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	794,360
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,274,445
Gross Amount at Which Carried at Close of Period Total	2,068,805
Accumulated Depreciation	268,822
Date of Construction	2/23/2006
Date Acquired	4/8/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AZ [Member] | Surprise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Surprise
Location	AZ
Initial Cost [Abstract]
Land	681,288
Buildings, Improvements and Acquisition Fees	1,008,310
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	681,288
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,008,310
Gross Amount at Which Carried at Close of Period Total	1,689,598
Accumulated Depreciation	276,052
Date of Construction	9/29/2004
Date Acquired	4/16/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CA [Member] | San Dimas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Dimas
Location	CA
Initial Cost [Abstract]
Land	240,562
Buildings, Improvements and Acquisition Fees	445,521
Cost Capitalized Subsequent to Acquisition Improvements	46,026
Cost Capitalized Subsequent to Acquisition Carrying Costs	2,639
Gross Amount at Which Carried at Close of Period Land	240,562
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	494,186
Gross Amount at Which Carried at Close of Period Total	734,748
Accumulated Depreciation	468,722
Date Acquired	3/12/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Restaurants - casual dining [Member] | CT [Member] | Danbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Danbury
Location	CT
Initial Cost [Abstract]
Land	548,459
Buildings, Improvements and Acquisition Fees	284,639
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	548,459
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	284,639
Gross Amount at Which Carried at Close of Period Total	833,098
Accumulated Depreciation	114,329
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Manchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	CT
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,353,727
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,353,727
Gross Amount at Which Carried at Close of Period Total	1,353,727
Accumulated Depreciation	236,880
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Cromwell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cromwell
Location	CT
Initial Cost [Abstract]
Land	531,861
Buildings, Improvements and Acquisition Fees	989,638
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	531,861
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	989,638
Gross Amount at Which Carried at Close of Period Total	1,521,499
Accumulated Depreciation	159,986
Date Acquired	12/19/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | East Windsor [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Windsor
Location	CT
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,235,134
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,235,134
Gross Amount at Which Carried at Close of Period Total	1,235,134
Accumulated Depreciation	216,126
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | New Milford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Milford
Location	CT
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	705,127
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	705,127
Gross Amount at Which Carried at Close of Period Total	705,127
Accumulated Depreciation	123,375
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Norwich [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norwich
Location	CT
Initial Cost [Abstract]
Land	644,000
Buildings, Improvements and Acquisition Fees	1,198,741
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	644,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,198,741
Gross Amount at Which Carried at Close of Period Total	1,842,741
Accumulated Depreciation	209,763
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Plainville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plainville
Location	CT
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,452,933
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,452,933
Gross Amount at Which Carried at Close of Period Total	1,452,933
Accumulated Depreciation	254,241
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Torrington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Torrington
Location	CT
Initial Cost [Abstract]
Land	504,167
Buildings, Improvements and Acquisition Fees	939,051
Cost Capitalized Subsequent to Acquisition Improvements	957
Cost Capitalized Subsequent to Acquisition Carrying Costs	317
Gross Amount at Which Carried at Close of Period Land	504,167
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	940,325
Gross Amount at Which Carried at Close of Period Total	1,444,492
Accumulated Depreciation	164,330
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Unionville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Unionville
Location	CT
Initial Cost [Abstract]
Land	167,740
Buildings, Improvements and Acquisition Fees	316,672
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	167,740
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	316,672
Gross Amount at Which Carried at Close of Period Total	484,412
Accumulated Depreciation	127,195
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Waterbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waterbury
Location	CT
Initial Cost [Abstract]
Land	521,021
Buildings, Improvements and Acquisition Fees	705,163
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	521,021
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	705,163
Gross Amount at Which Carried at Close of Period Total	1,226,184
Accumulated Depreciation	283,239
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | West Haven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Haven
Location	CT
Initial Cost [Abstract]
Land	540,663
Buildings, Improvements and Acquisition Fees	1,006,829
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	540,663
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,006,829
Gross Amount at Which Carried at Close of Period Total	1,547,492
Accumulated Depreciation	176,178
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Windsor Locks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Windsor Locks
Location	CT
Initial Cost [Abstract]
Land	844,967
Buildings, Improvements and Acquisition Fees	1,571,965
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	844,967
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,571,965
Gross Amount at Which Carried at Close of Period Total	2,416,932
Accumulated Depreciation	275,077
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	FL
Initial Cost [Abstract]
Land	1,451,180
Buildings, Improvements and Acquisition Fees	658,461
Cost Capitalized Subsequent to Acquisition Improvements	25,752
Cost Capitalized Subsequent to Acquisition Carrying Costs	23,207
Gross Amount at Which Carried at Close of Period Land	1,451,180
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	707,420
Gross Amount at Which Carried at Close of Period Total	2,158,600
Accumulated Depreciation	159,651
Date of Construction	8/4/2006
Date Acquired	5/9/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	230,000
Buildings, Improvements and Acquisition Fees	1,066,339
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,066,339
Gross Amount at Which Carried at Close of Period Total	1,296,339
Accumulated Depreciation	1,066,339
Date Acquired	11/18/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Orlando1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	209,800
Buildings, Improvements and Acquisition Fees	972,679
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	209,800
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	972,679
Gross Amount at Which Carried at Close of Period Total	1,182,479
Accumulated Depreciation	972,679
Date Acquired	8/15/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Melbourne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Melbourne
Location	FL
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	790,083
Cost Capitalized Subsequent to Acquisition Improvements	669
Cost Capitalized Subsequent to Acquisition Carrying Costs	306
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	791,058
Gross Amount at Which Carried at Close of Period Total	791,058
Accumulated Depreciation	160,931
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Orlando2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	735,000
Buildings, Improvements and Acquisition Fees	1,367,891
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	735,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,367,891
Gross Amount at Which Carried at Close of Period Total	2,102,891
Accumulated Depreciation	239,364
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Land O Lakes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Land O' Lakes
Location	FL
Initial Cost [Abstract]
Land	770,136
Buildings, Improvements and Acquisition Fees	1,190,937
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	770,136
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,190,937
Gross Amount at Which Carried at Close of Period Total	1,961,073
Accumulated Depreciation	280,559
Date of Construction	10/21/2005
Date Acquired	3/24/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | New Port Richey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Port Richey
Location	FL
Initial Cost [Abstract]
Land	929,402
Buildings, Improvements and Acquisition Fees	1,459,392
Cost Capitalized Subsequent to Acquisition Improvements	56,969
Cost Capitalized Subsequent to Acquisition Carrying Costs	32,400
Gross Amount at Which Carried at Close of Period Land	929,402
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,548,761
Gross Amount at Which Carried at Close of Period Total	2,478,163
Accumulated Depreciation	318,167
Date of Construction	11/13/2006
Date Acquired	8/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Casselberry [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Casselberry
Location	FL
Initial Cost [Abstract]
Land	403,900
Buildings, Improvements and Acquisition Fees	897,075
Cost Capitalized Subsequent to Acquisition Improvements	2,816
Cost Capitalized Subsequent to Acquisition Carrying Costs	223
Gross Amount at Which Carried at Close of Period Land	403,900
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	900,114
Gross Amount at Which Carried at Close of Period Total	1,304,014
Accumulated Depreciation	786,699
Date Acquired	12/29/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Orlando3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	790,583
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	790,861
Gross Amount at Which Carried at Close of Period Total	790,861
Accumulated Depreciation	138,337
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Orlando4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	1,135,310
Buildings, Improvements and Acquisition Fees	1,306,940
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	18,336
Gross Amount at Which Carried at Close of Period Land	1,135,310
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,325,276
Gross Amount at Which Carried at Close of Period Total	2,460,586
Accumulated Depreciation	253,098
Date of Construction	1/10/2007
Date Acquired	6/30/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Albany [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albany
Location	NY
Initial Cost [Abstract]
Land	457,538
Buildings, Improvements and Acquisition Fees	852,510
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	145
Gross Amount at Which Carried at Close of Period Land	457,538
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	852,655
Gross Amount at Which Carried at Close of Period Total	1,310,193
Accumulated Depreciation	149,175
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Kingston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingston
Location	NY
Initial Cost [Abstract]
Land	430,667
Buildings, Improvements and Acquisition Fees	802,583
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	430,667
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	802,583
Gross Amount at Which Carried at Close of Period Total	1,233,250
Accumulated Depreciation	140,435
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Carmel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carmel
Location	NY
Initial Cost [Abstract]
Land	266,619
Buildings, Improvements and Acquisition Fees	707,819
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	266,619
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	707,819
Gross Amount at Which Carried at Close of Period Total	974,438
Accumulated Depreciation	284,306
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Middletown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Middletown
Location	NY
Initial Cost [Abstract]
Land	242,459
Buildings, Improvements and Acquisition Fees	796,905
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	151
Gross Amount at Which Carried at Close of Period Land	242,459
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	797,056
Gross Amount at Which Carried at Close of Period Total	1,039,515
Accumulated Depreciation	320,187
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Clifton Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clifton Park
Location	NY
Initial Cost [Abstract]
Land	1,040,997
Buildings, Improvements and Acquisition Fees	1,936,100
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,040,997
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,936,100
Gross Amount at Which Carried at Close of Period Total	2,977,097
Accumulated Depreciation	338,800
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Delmar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Delmar
Location	NY
Initial Cost [Abstract]
Land	316,382
Buildings, Improvements and Acquisition Fees	590,387
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	145
Gross Amount at Which Carried at Close of Period Land	316,382
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	590,532
Gross Amount at Which Carried at Close of Period Total	906,914
Accumulated Depreciation	103,303
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | East Greenbush [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Greenbush
Location	NY
Initial Cost [Abstract]
Land	623,313
Buildings, Improvements and Acquisition Fees	1,160,389
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	623,313
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,160,389
Gross Amount at Which Carried at Close of Period Total	1,783,702
Accumulated Depreciation	203,051
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Latham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Latham
Location	NY
Initial Cost [Abstract]
Land	651,167
Buildings, Improvements and Acquisition Fees	1,212,133
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	651,167
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,212,133
Gross Amount at Which Carried at Close of Period Total	1,863,300
Accumulated Depreciation	212,106
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | New Hartford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Hartford
Location	NY
Initial Cost [Abstract]
Land	226,041
Buildings, Improvements and Acquisition Fees	422,563
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	226,041
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	422,563
Gross Amount at Which Carried at Close of Period Total	648,604
Accumulated Depreciation	73,931
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Plattsburgh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plattsburgh
Location	NY
Initial Cost [Abstract]
Land	977,012
Buildings, Improvements and Acquisition Fees	1,817,269
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	977,012
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,817,269
Gross Amount at Which Carried at Close of Period Total	2,794,281
Accumulated Depreciation	318,005
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Dallas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas
Location	TX
Initial Cost [Abstract]
Land	742,507
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	13,316
Cost Capitalized Subsequent to Acquisition Carrying Costs	447
Gross Amount at Which Carried at Close of Period Land	742,507
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	13,763
Gross Amount at Which Carried at Close of Period Total	756,270
Accumulated Depreciation	2,996
Date Acquired	4/13/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	TX
Initial Cost [Abstract]
Land	909,311
Buildings, Improvements and Acquisition Fees	1,690,848
Cost Capitalized Subsequent to Acquisition Improvements	34,606
Cost Capitalized Subsequent to Acquisition Carrying Costs	28,728
Gross Amount at Which Carried at Close of Period Land	909,311
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,754,182
Gross Amount at Which Carried at Close of Period Total	2,663,493
Accumulated Depreciation	366,072
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	989,152
Buildings, Improvements and Acquisition Fees	1,838,713
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	469
Gross Amount at Which Carried at Close of Period Land	989,152
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,839,182
Gross Amount at Which Carried at Close of Period Total	2,828,334
Accumulated Depreciation	377,079
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Austin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	1,049,946
Buildings, Improvements and Acquisition Fees	1,952,028
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,049,946
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,952,028
Gross Amount at Which Carried at Close of Period Total	3,001,974
Accumulated Depreciation	400,164
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Austin1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	976,803
Buildings, Improvements and Acquisition Fees	1,361,281
Cost Capitalized Subsequent to Acquisition Improvements	36,880
Cost Capitalized Subsequent to Acquisition Carrying Costs	30,504
Gross Amount at Which Carried at Close of Period Land	976,803
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,428,665
Gross Amount at Which Carried at Close of Period Total	2,405,468
Accumulated Depreciation	293,410
Date of Construction	10/23/2006
Date Acquired	6/19/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Austin2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	699,395
Buildings, Improvements and Acquisition Fees	1,167,223
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	33,872
Gross Amount at Which Carried at Close of Period Land	699,395
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,201,095
Gross Amount at Which Carried at Close of Period Total	1,900,490
Accumulated Depreciation	283,312
Date of Construction	2/15/2006
Date Acquired	9/15/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Houston1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	1,096,376
Buildings, Improvements and Acquisition Fees	2,300,690
Cost Capitalized Subsequent to Acquisition Improvements	235,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	102,443
Gross Amount at Which Carried at Close of Period Land	1,096,376
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,638,633
Gross Amount at Which Carried at Close of Period Total	3,735,009
Accumulated Depreciation	1,463,602
Date Acquired	9/5/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Mesquite [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesquite
Location	TX
Initial Cost [Abstract]
Land	134,940
Buildings, Improvements and Acquisition Fees	625,612
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	134,940
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	625,612
Gross Amount at Which Carried at Close of Period Total	760,552
Accumulated Depreciation	625,612
Date Acquired	3/20/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Plano [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	2,420,222
Buildings, Improvements and Acquisition Fees	769
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,420,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	769
Gross Amount at Which Carried at Close of Period Total	2,420,991
Accumulated Depreciation	292
Date of Construction	3/12/2003
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | San Antonio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	690,443
Buildings, Improvements and Acquisition Fees	1,109,136
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	40,933
Gross Amount at Which Carried at Close of Period Land	690,443
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,150,069
Gross Amount at Which Carried at Close of Period Total	1,840,512
Accumulated Depreciation	279,829
Date of Construction	10/24/2005
Date Acquired	6/27/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | San Antonio1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	835,586
Buildings, Improvements and Acquisition Fees	1,227,220
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	45,378
Gross Amount at Which Carried at Close of Period Land	835,586
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,272,598
Gross Amount at Which Carried at Close of Period Total	2,108,184
Accumulated Depreciation	270,361
Date of Construction	9/14/2006
Date Acquired	5/9/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Bedford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bedford
Location	TX
Initial Cost [Abstract]
Land	919,303
Buildings, Improvements and Acquisition Fees	98,231
Cost Capitalized Subsequent to Acquisition Improvements	23,966
Cost Capitalized Subsequent to Acquisition Carrying Costs	95
Gross Amount at Which Carried at Close of Period Land	919,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	122,292
Gross Amount at Which Carried at Close of Period Total	1,041,595
Accumulated Depreciation	98,407
Date Acquired	12/27/1994
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Cedar Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Park
Location	TX
Initial Cost [Abstract]
Land	634,489
Buildings, Improvements and Acquisition Fees	1,472,504
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	28,762
Gross Amount at Which Carried at Close of Period Land	634,489
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,501,266
Gross Amount at Which Carried at Close of Period Total	2,135,755
Accumulated Depreciation	333,018
Date of Construction	6/19/2006
Date Acquired	1/13/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Mesquite1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesquite
Location	TX
Initial Cost [Abstract]
Land	729,596
Buildings, Improvements and Acquisition Fees	120,820
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	729,596
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	120,820
Gross Amount at Which Carried at Close of Period Total	850,416
Accumulated Depreciation	120,820
Date Acquired	12/23/1994
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | San Antonio2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	835,431
Buildings, Improvements and Acquisition Fees	1,185,257
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	49,931
Gross Amount at Which Carried at Close of Period Land	835,431
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,235,188
Gross Amount at Which Carried at Close of Period Total	2,070,619
Accumulated Depreciation	298,223
Date of Construction	12/2/2005
Date Acquired	6/24/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Hillsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hillsboro
Location	TX
Initial Cost [Abstract]
Land	75,992
Buildings, Improvements and Acquisition Fees	352,316
Cost Capitalized Subsequent to Acquisition Improvements	78,212
Cost Capitalized Subsequent to Acquisition Carrying Costs	14,563
Gross Amount at Which Carried at Close of Period Land	75,992
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	445,091
Gross Amount at Which Carried at Close of Period Total	521,083
Accumulated Depreciation	382,478
Date Acquired	8/1/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Amarillo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Amarillo
Location	TX
Initial Cost [Abstract]
Land	763,283
Buildings, Improvements and Acquisition Fees	1,995,460
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	763,283
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,995,460
Gross Amount at Which Carried at Close of Period Total	2,758,743
Accumulated Depreciation	247,706
Date of Construction	9/12/2008
Date Acquired	3/3/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Crockett [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Crockett
Location	TX
Initial Cost [Abstract]
Land	90,780
Buildings, Improvements and Acquisition Fees	420,880
Cost Capitalized Subsequent to Acquisition Improvements	22,638
Cost Capitalized Subsequent to Acquisition Carrying Costs	1,971
Gross Amount at Which Carried at Close of Period Land	90,780
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	445,489
Gross Amount at Which Carried at Close of Period Total	536,269
Accumulated Depreciation	429,188
Date Acquired	12/17/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | El Campo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	El Campo
Location	TX
Initial Cost [Abstract]
Land	98,060
Buildings, Improvements and Acquisition Fees	454,631
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	98,060
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	454,631
Gross Amount at Which Carried at Close of Period Total	552,691
Accumulated Depreciation	454,631
Date Acquired	11/25/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Georgetown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Georgetown
Location	TX
Initial Cost [Abstract]
Land	870,981
Buildings, Improvements and Acquisition Fees	1,177,824
Cost Capitalized Subsequent to Acquisition Improvements	168,185
Cost Capitalized Subsequent to Acquisition Carrying Costs	34,110
Gross Amount at Which Carried at Close of Period Land	870,981
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,380,119
Gross Amount at Which Carried at Close of Period Total	2,251,100
Accumulated Depreciation	300,689
Date of Construction	6/2/2006
Date Acquired	1/13/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Harker Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harker Heights
Location	TX
Initial Cost [Abstract]
Land	943,812
Buildings, Improvements and Acquisition Fees	1,897,644
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	943,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,897,644
Gross Amount at Which Carried at Close of Period Total	2,841,456
Accumulated Depreciation	241,938
Date of Construction	8/28/2008
Date Acquired	3/20/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Irving [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Irving
Location	TX
Initial Cost [Abstract]
Land	1,500,411
Buildings, Improvements and Acquisition Fees	2,156
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,500,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,156
Gross Amount at Which Carried at Close of Period Total	1,502,567
Accumulated Depreciation	765
Date Acquired	2/5/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Killeen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Killeen
Location	TX
Initial Cost [Abstract]
Land	1,327,348
Buildings, Improvements and Acquisition Fees	2,467,204
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,327,348
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,467,204
Gross Amount at Which Carried at Close of Period Total	3,794,552
Accumulated Depreciation	505,776
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Live Oak [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Live Oak
Location	TX
Initial Cost [Abstract]
Land	727,956
Buildings, Improvements and Acquisition Fees	1,214,835
Cost Capitalized Subsequent to Acquisition Improvements	181,920
Cost Capitalized Subsequent to Acquisition Carrying Costs	33,148
Gross Amount at Which Carried at Close of Period Land	727,956
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,429,903
Gross Amount at Which Carried at Close of Period Total	2,157,859
Accumulated Depreciation	344,855
Date of Construction	9/27/2005
Date Acquired	6/1/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Longview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Longview
Location	TX
Initial Cost [Abstract]
Land	1,231,857
Buildings, Improvements and Acquisition Fees	2,289,864
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,231,857
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,289,864
Gross Amount at Which Carried at Close of Period Total	3,521,721
Accumulated Depreciation	469,421
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Lufkin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lufkin
Location	TX
Initial Cost [Abstract]
Land	105,904
Buildings, Improvements and Acquisition Fees	490,998
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	105,904
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	490,998
Gross Amount at Which Carried at Close of Period Total	596,902
Accumulated Depreciation	490,998
Date Acquired	10/8/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Mesquite2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesquite
Location	TX
Initial Cost [Abstract]
Land	984,909
Buildings, Improvements and Acquisition Fees	1,831,268
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	20,312
Gross Amount at Which Carried at Close of Period Land	984,909
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,851,580
Gross Amount at Which Carried at Close of Period Total	2,836,489
Accumulated Depreciation	375,774
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Mexia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mexia
Location	TX
Initial Cost [Abstract]
Land	93,620
Buildings, Improvements and Acquisition Fees	434,046
Cost Capitalized Subsequent to Acquisition Improvements	50,273
Cost Capitalized Subsequent to Acquisition Carrying Costs	11,861
Gross Amount at Which Carried at Close of Period Land	93,620
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	496,180
Gross Amount at Which Carried at Close of Period Total	589,800
Accumulated Depreciation	437,776
Date Acquired	12/18/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | New Braunfels [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Braunfels
Location	TX
Initial Cost [Abstract]
Land	860,262
Buildings, Improvements and Acquisition Fees	1,169,016
Cost Capitalized Subsequent to Acquisition Improvements	250,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	56,862
Gross Amount at Which Carried at Close of Period Land	860,262
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,475,878
Gross Amount at Which Carried at Close of Period Total	2,336,140
Accumulated Depreciation	345,975
Date of Construction	2/14/2006
Date Acquired	10/12/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Palestine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palestine
Location	TX
Initial Cost [Abstract]
Land	825,066
Buildings, Improvements and Acquisition Fees	1,534,394
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	825,066
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,534,394
Gross Amount at Which Carried at Close of Period Total	2,359,460
Accumulated Depreciation	314,550
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Temple [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Temple
Location	TX
Initial Cost [Abstract]
Land	797,574
Buildings, Improvements and Acquisition Fees	1,193,813
Cost Capitalized Subsequent to Acquisition Improvements	1,350
Cost Capitalized Subsequent to Acquisition Carrying Costs	19,714
Gross Amount at Which Carried at Close of Period Land	797,574
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,214,877
Gross Amount at Which Carried at Close of Period Total	2,012,451
Accumulated Depreciation	264,336
Date of Construction	9/14/2006
Date Acquired	4/7/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Waxahachie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waxahachie
Location	TX
Initial Cost [Abstract]
Land	1,035,794
Buildings, Improvements and Acquisition Fees	1,925,746
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	83
Gross Amount at Which Carried at Close of Period Land	1,035,794
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,925,829
Gross Amount at Which Carried at Close of Period Total	2,961,623
Accumulated Depreciation	394,779
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Waxahachie1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waxahachie
Location	TX
Initial Cost [Abstract]
Land	326,935
Buildings, Improvements and Acquisition Fees	726,137
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	8,433
Gross Amount at Which Carried at Close of Period Land	326,935
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	734,570
Gross Amount at Which Carried at Close of Period Total	1,061,505
Accumulated Depreciation	705,242
Date Acquired	12/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CO [Member] | Denver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Denver
Location	CO
Initial Cost [Abstract]
Land	540,250
Buildings, Improvements and Acquisition Fees	1,132,450
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	540,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,132,450
Gross Amount at Which Carried at Close of Period Total	1,672,700
Accumulated Depreciation	316,521
Date of Construction	7/29/2004
Date Acquired	3/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CO [Member] | Parker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parker
Location	CO
Initial Cost [Abstract]
Land	778,054
Buildings, Improvements and Acquisition Fees	1,148,443
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	13,550
Gross Amount at Which Carried at Close of Period Land	778,054
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,161,993
Gross Amount at Which Carried at Close of Period Total	1,940,047
Accumulated Depreciation	301,431
Date of Construction	6/10/2005
Date Acquired	2/23/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CO [Member] | Lakewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakewood
Location	CO
Initial Cost [Abstract]
Land	1,606,511
Buildings, Improvements and Acquisition Fees	5,865
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,606,511
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,865
Gross Amount at Which Carried at Close of Period Total	1,612,376
Accumulated Depreciation	1,731
Date of Construction	7/26/2006
Date Acquired	12/31/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Gainesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	GA
Initial Cost [Abstract]
Land	952,660
Buildings, Improvements and Acquisition Fees	1,770,931
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	952,660
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,770,931
Gross Amount at Which Carried at Close of Period Total	2,723,591
Accumulated Depreciation	363,040
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Norcross [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norcross
Location	GA
Initial Cost [Abstract]
Land	827,707
Buildings, Improvements and Acquisition Fees	1,538,875
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	827,707
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,538,875
Gross Amount at Which Carried at Close of Period Total	2,366,582
Accumulated Depreciation	315,468
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Snellville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Snellville
Location	GA
Initial Cost [Abstract]
Land	710,600
Buildings, Improvements and Acquisition Fees	1,321,389
Cost Capitalized Subsequent to Acquisition Improvements	64,999
Cost Capitalized Subsequent to Acquisition Carrying Costs	882
Gross Amount at Which Carried at Close of Period Land	710,600
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,387,270
Gross Amount at Which Carried at Close of Period Total	2,097,870
Accumulated Depreciation	284,723
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Lithonia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lithonia
Location	GA
Initial Cost [Abstract]
Land	89,220
Buildings, Improvements and Acquisition Fees	413,647
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	89,220
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	413,647
Gross Amount at Which Carried at Close of Period Total	502,867
Accumulated Depreciation	413,647
Date Acquired	1/4/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Stone Mountain [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stone Mountain
Location	GA
Initial Cost [Abstract]
Land	215,940
Buildings, Improvements and Acquisition Fees	1,001,188
Cost Capitalized Subsequent to Acquisition Improvements	51,876
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	215,940
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,053,064
Gross Amount at Which Carried at Close of Period Total	1,269,004
Accumulated Depreciation	1,053,064
Date Acquired	10/30/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Augusta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	827,895
Buildings, Improvements and Acquisition Fees	1,539,237
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	827,895
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,539,237
Gross Amount at Which Carried at Close of Period Total	2,367,132
Accumulated Depreciation	315,542
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Americus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Americus
Location	GA
Initial Cost [Abstract]
Land	709,624
Buildings, Improvements and Acquisition Fees	1,319,578
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	24
Gross Amount at Which Carried at Close of Period Land	709,624
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,319,602
Gross Amount at Which Carried at Close of Period Total	2,029,226
Accumulated Depreciation	270,515
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Lagrange [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lagrange
Location	GA
Initial Cost [Abstract]
Land	853,599
Buildings, Improvements and Acquisition Fees	1,586,959
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	853,599
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,586,959
Gross Amount at Which Carried at Close of Period Total	2,440,558
Accumulated Depreciation	325,325
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Savannah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Savannah
Location	GA
Initial Cost [Abstract]
Land	719,188
Buildings, Improvements and Acquisition Fees	1,337,352
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	719,188
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,337,352
Gross Amount at Which Carried at Close of Period Total	2,056,540
Accumulated Depreciation	274,156
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Statesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Statesboro
Location	GA
Initial Cost [Abstract]
Land	926,462
Buildings, Improvements and Acquisition Fees	1,722,290
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	926,462
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,722,290
Gross Amount at Which Carried at Close of Period Total	2,648,752
Accumulated Depreciation	353,068
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Thomasville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Thomasville
Location	GA
Initial Cost [Abstract]
Land	894,504
Buildings, Improvements and Acquisition Fees	1,662,939
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	894,504
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,662,939
Gross Amount at Which Carried at Close of Period Total	2,557,443
Accumulated Depreciation	340,901
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Valdosta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Valdosta
Location	GA
Initial Cost [Abstract]
Land	901,658
Buildings, Improvements and Acquisition Fees	1,676,225
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	901,658
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,676,225
Gross Amount at Which Carried at Close of Period Total	2,577,883
Accumulated Depreciation	343,625
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Warner Robins [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warner Robins
Location	GA
Initial Cost [Abstract]
Land	896,841
Buildings, Improvements and Acquisition Fees	1,667,267
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	896,841
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,667,267
Gross Amount at Which Carried at Close of Period Total	2,564,108
Accumulated Depreciation	341,788
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Waycross [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waycross
Location	GA
Initial Cost [Abstract]
Land	956,765
Buildings, Improvements and Acquisition Fees	1,778,566
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	956,765
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,778,566
Gross Amount at Which Carried at Close of Period Total	2,735,331
Accumulated Depreciation	364,605
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MN [Member] | Roseville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roseville
Location	MN
Initial Cost [Abstract]
Land	281,600
Buildings, Improvements and Acquisition Fees	1,305,560
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	281,600
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,305,560
Gross Amount at Which Carried at Close of Period Total	1,587,160
Accumulated Depreciation	1,305,560
Date Acquired	12/18/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MS [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	MS
Initial Cost [Abstract]
Land	720,310
Buildings, Improvements and Acquisition Fees	1,339,963
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	720,310
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,339,963
Gross Amount at Which Carried at Close of Period Total	2,060,273
Accumulated Depreciation	274,691
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MS [Member] | Corinth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Corinth
Location	MS
Initial Cost [Abstract]
Land	867,086
Buildings, Improvements and Acquisition Fees	1,612,029
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	867,086
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,612,029
Gross Amount at Which Carried at Close of Period Total	2,479,115
Accumulated Depreciation	330,465
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MS [Member] | Meridian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meridian
Location	MS
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	2,481,172
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,481,172
Gross Amount at Which Carried at Close of Period Total	2,481,172
Accumulated Depreciation	501,408
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MS [Member] | Laurel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Laurel
Location	MS
Initial Cost [Abstract]
Land	778,938
Buildings, Improvements and Acquisition Fees	1,448,844
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	778,938
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,448,844
Gross Amount at Which Carried at Close of Period Total	2,227,782
Accumulated Depreciation	297,012
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MS [Member] | Hattiesburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hattiesburg
Location	MS
Initial Cost [Abstract]
Land	856,070
Buildings, Improvements and Acquisition Fees	1,592,088
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	856,070
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,592,088
Gross Amount at Which Carried at Close of Period Total	2,448,158
Accumulated Depreciation	326,377
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MS [Member] | Vicksburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vicksburg
Location	MS
Initial Cost [Abstract]
Land	698,189
Buildings, Improvements and Acquisition Fees	1,298,881
Cost Capitalized Subsequent to Acquisition Improvements	68,650
Cost Capitalized Subsequent to Acquisition Carrying Costs	17,663
Gross Amount at Which Carried at Close of Period Land	698,189
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,385,194
Gross Amount at Which Carried at Close of Period Total	2,083,383
Accumulated Depreciation	287,529
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Asheville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Asheville
Location	NC
Initial Cost [Abstract]
Land	838,421
Buildings, Improvements and Acquisition Fees	1,558,792
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	838,421
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,558,792
Gross Amount at Which Carried at Close of Period Total	2,397,213
Accumulated Depreciation	319,551
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Salisbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salisbury
Location	NC
Initial Cost [Abstract]
Land	777,412
Buildings, Improvements and Acquisition Fees	1,445,863
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	777,412
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,445,863
Gross Amount at Which Carried at Close of Period Total	2,223,275
Accumulated Depreciation	296,401
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Kernersville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kernersville
Location	NC
Initial Cost [Abstract]
Land	836,896
Buildings, Improvements and Acquisition Fees	1,556,334
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	6,380
Gross Amount at Which Carried at Close of Period Land	836,896
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,562,714
Gross Amount at Which Carried at Close of Period Total	2,399,610
Accumulated Depreciation	319,434
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Goldsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Goldsboro
Location	NC
Initial Cost [Abstract]
Land	811,502
Buildings, Improvements and Acquisition Fees	1,509,029
Cost Capitalized Subsequent to Acquisition Improvements	71,629
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,442
Gross Amount at Which Carried at Close of Period Land	811,502
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,597,100
Gross Amount at Which Carried at Close of Period Total	2,408,602
Accumulated Depreciation	322,183
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Albemarle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albemarle
Location	NC
Initial Cost [Abstract]
Land	721,392
Buildings, Improvements and Acquisition Fees	1,341,825
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	223
Gross Amount at Which Carried at Close of Period Land	721,392
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,342,048
Gross Amount at Which Carried at Close of Period Total	2,063,440
Accumulated Depreciation	275,240
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Forest City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Forest City
Location	NC
Initial Cost [Abstract]
Land	872,424
Buildings, Improvements and Acquisition Fees	1,621,940
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	872,424
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,621,940
Gross Amount at Which Carried at Close of Period Total	2,494,364
Accumulated Depreciation	332,496
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Roanoke Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roanoke Rapids
Location	NC
Initial Cost [Abstract]
Land	834,223
Buildings, Improvements and Acquisition Fees	1,551,226
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	187
Gross Amount at Which Carried at Close of Period Land	834,223
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,551,413
Gross Amount at Which Carried at Close of Period Total	2,385,636
Accumulated Depreciation	318,066
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Sylva [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sylva
Location	NC
Initial Cost [Abstract]
Land	919,724
Buildings, Improvements and Acquisition Fees	1,709,783
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	919,724
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,709,783
Gross Amount at Which Carried at Close of Period Total	2,629,507
Accumulated Depreciation	350,504
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Newport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newport
Location	TN
Initial Cost [Abstract]
Land	640,841
Buildings, Improvements and Acquisition Fees	1,191,858
Cost Capitalized Subsequent to Acquisition Improvements	15,271
Cost Capitalized Subsequent to Acquisition Carrying Costs	20,171
Gross Amount at Which Carried at Close of Period Land	640,841
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,227,300
Gross Amount at Which Carried at Close of Period Total	1,868,141
Accumulated Depreciation	256,042
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Johnson City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Johnson City
Location	TN
Initial Cost [Abstract]
Land	881,225
Buildings, Improvements and Acquisition Fees	1,638,285
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	881,225
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,638,285
Gross Amount at Which Carried at Close of Period Total	2,519,510
Accumulated Depreciation	335,847
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Memphis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	405,274
Buildings, Improvements and Acquisition Fees	1,060,680
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	405,274
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,060,680
Gross Amount at Which Carried at Close of Period Total	1,465,954
Accumulated Depreciation	698,281
Date of Construction	6/30/1995
Date Acquired	3/17/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Memphis1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	871,951
Buildings, Improvements and Acquisition Fees	1,621,017
Cost Capitalized Subsequent to Acquisition Improvements	66,136
Cost Capitalized Subsequent to Acquisition Carrying Costs	22,161
Gross Amount at Which Carried at Close of Period Land	871,951
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,709,314
Gross Amount at Which Carried at Close of Period Total	2,581,265
Accumulated Depreciation	352,777
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Chattanooga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	827,594
Buildings, Improvements and Acquisition Fees	1,538,633
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	827,594
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,538,633
Gross Amount at Which Carried at Close of Period Total	2,366,227
Accumulated Depreciation	315,419
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Chattanooga1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	933,003
Buildings, Improvements and Acquisition Fees	1,734,392
Cost Capitalized Subsequent to Acquisition Improvements	158,902
Cost Capitalized Subsequent to Acquisition Carrying Costs	19,980
Gross Amount at Which Carried at Close of Period Land	933,003
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,913,274
Gross Amount at Which Carried at Close of Period Total	2,846,277
Accumulated Depreciation	373,170
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Kingsport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingsport
Location	TN
Initial Cost [Abstract]
Land	786,332
Buildings, Improvements and Acquisition Fees	1,462,055
Cost Capitalized Subsequent to Acquisition Improvements	107,280
Cost Capitalized Subsequent to Acquisition Carrying Costs	10,878
Gross Amount at Which Carried at Close of Period Land	786,332
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,580,213
Gross Amount at Which Carried at Close of Period Total	2,366,545
Accumulated Depreciation	321,397
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Dyersburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dyersburg
Location	TN
Initial Cost [Abstract]
Land	695,135
Buildings, Improvements and Acquisition Fees	1,292,644
Cost Capitalized Subsequent to Acquisition Improvements	90,256
Cost Capitalized Subsequent to Acquisition Carrying Costs	25,739
Gross Amount at Which Carried at Close of Period Land	695,135
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,408,639
Gross Amount at Which Carried at Close of Period Total	2,103,774
Accumulated Depreciation	301,754
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Greeneville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greeneville
Location	TN
Initial Cost [Abstract]
Land	936,669
Buildings, Improvements and Acquisition Fees	1,741,253
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	936,669
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,741,253
Gross Amount at Which Carried at Close of Period Total	2,677,922
Accumulated Depreciation	356,956
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | McMinnville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	McMinnville
Location	TN
Initial Cost [Abstract]
Land	703,355
Buildings, Improvements and Acquisition Fees	1,307,903
Cost Capitalized Subsequent to Acquisition Improvements	8,476
Cost Capitalized Subsequent to Acquisition Carrying Costs	6,045
Gross Amount at Which Carried at Close of Period Land	703,355
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,322,424
Gross Amount at Which Carried at Close of Period Total	2,025,779
Accumulated Depreciation	274,505
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | UT [Member] | Sandy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sandy
Location	UT
Initial Cost [Abstract]
Land	635,945
Buildings, Improvements and Acquisition Fees	884,792
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	286
Gross Amount at Which Carried at Close of Period Land	635,945
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	885,078
Gross Amount at Which Carried at Close of Period Total	1,521,023
Accumulated Depreciation	567,939
Date Acquired	12/22/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AL [Member] | Huntsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Huntsville
Location	AL
Initial Cost [Abstract]
Land	811,599
Buildings, Improvements and Acquisition Fees	1,508,927
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	811,599
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,508,927
Gross Amount at Which Carried at Close of Period Total	2,320,526
Accumulated Depreciation	309,329
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AL [Member] | Huntsville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Huntsville
Location	AL
Initial Cost [Abstract]
Land	826,840
Buildings, Improvements and Acquisition Fees	1,537,233
Cost Capitalized Subsequent to Acquisition Improvements	2,855
Cost Capitalized Subsequent to Acquisition Carrying Costs	24
Gross Amount at Which Carried at Close of Period Land	826,840
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,540,112
Gross Amount at Which Carried at Close of Period Total	2,366,952
Accumulated Depreciation	315,146
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AL [Member] | Boaz [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Boaz
Location	AL
Initial Cost [Abstract]
Land	829,001
Buildings, Improvements and Acquisition Fees	1,541,245
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	829,001
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,541,245
Gross Amount at Which Carried at Close of Period Total	2,370,246
Accumulated Depreciation	315,954
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AL [Member] | Enterprise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Enterprise
Location	AL
Initial Cost [Abstract]
Land	840,946
Buildings, Improvements and Acquisition Fees	1,563,474
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	840,946
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,563,474
Gross Amount at Which Carried at Close of Period Total	2,404,420
Accumulated Depreciation	320,511
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AL [Member] | Fort Payne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Payne
Location	AL
Initial Cost [Abstract]
Land	814,113
Buildings, Improvements and Acquisition Fees	1,513,596
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	814,113
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,513,596
Gross Amount at Which Carried at Close of Period Total	2,327,709
Accumulated Depreciation	310,286
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AL [Member] | Gadsden [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gadsden
Location	AL
Initial Cost [Abstract]
Land	851,124
Buildings, Improvements and Acquisition Fees	1,582,332
Cost Capitalized Subsequent to Acquisition Improvements	5,209
Cost Capitalized Subsequent to Acquisition Carrying Costs	108
Gross Amount at Which Carried at Close of Period Land	851,124
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,587,649
Gross Amount at Which Carried at Close of Period Total	2,438,773
Accumulated Depreciation	324,413
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AL [Member] | Sylacauga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sylacauga
Location	AL
Initial Cost [Abstract]
Land	801,413
Buildings, Improvements and Acquisition Fees	1,490,012
Cost Capitalized Subsequent to Acquisition Improvements	19,613
Cost Capitalized Subsequent to Acquisition Carrying Costs	108
Gross Amount at Which Carried at Close of Period Land	801,413
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,509,733
Gross Amount at Which Carried at Close of Period Total	2,311,146
Accumulated Depreciation	311,626
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IA [Member] | Cedar Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Rapids
Location	IA
Initial Cost [Abstract]
Land	822,331
Buildings, Improvements and Acquisition Fees	1,528,939
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	822,331
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,528,939
Gross Amount at Which Carried at Close of Period Total	2,351,270
Accumulated Depreciation	313,431
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IA [Member] | Altoona [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Altoona
Location	IA
Initial Cost [Abstract]
Land	654,179
Buildings, Improvements and Acquisition Fees	1,285,639
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	654,179
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,285,639
Gross Amount at Which Carried at Close of Period Total	1,939,818
Accumulated Depreciation	329,495
Date of Construction	6/11/2005
Date Acquired	12/30/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IA [Member] | Ankeny [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ankeny
Location	IA
Initial Cost [Abstract]
Land	100,000
Buildings, Improvements and Acquisition Fees	349,218
Cost Capitalized Subsequent to Acquisition Improvements	25,075
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	100,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	374,293
Gross Amount at Which Carried at Close of Period Total	474,293
Accumulated Depreciation	370,532
Date Acquired	7/28/1983
Life on which depreciation in latest Income Statement is computed (in months)	180
Restaurants - casual dining [Member] | IA [Member] | Burlington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burlington
Location	IA
Initial Cost [Abstract]
Land	653,057
Buildings, Improvements and Acquisition Fees	1,214,571
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	284
Gross Amount at Which Carried at Close of Period Land	653,057
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,214,855
Gross Amount at Which Carried at Close of Period Total	1,867,912
Accumulated Depreciation	249,194
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IA [Member] | Clive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clive
Location	IA
Initial Cost [Abstract]
Land	840,697
Buildings, Improvements and Acquisition Fees	1,563,046
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	840,697
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,563,046
Gross Amount at Which Carried at Close of Period Total	2,403,743
Accumulated Depreciation	320,423
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | ID [Member] | Nampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nampa
Location	ID
Initial Cost [Abstract]
Land	74,156
Buildings, Improvements and Acquisition Fees	343,820
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	127
Gross Amount at Which Carried at Close of Period Land	74,156
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	343,947
Gross Amount at Which Carried at Close of Period Total	418,103
Accumulated Depreciation	343,945
Date Acquired	12/31/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Peoria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Peoria
Location	IL
Initial Cost [Abstract]
Land	662,460
Buildings, Improvements and Acquisition Fees	1,060,577
Cost Capitalized Subsequent to Acquisition Improvements	14,651
Cost Capitalized Subsequent to Acquisition Carrying Costs	24,139
Gross Amount at Which Carried at Close of Period Land	662,460
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,099,367
Gross Amount at Which Carried at Close of Period Total	1,761,827
Accumulated Depreciation	303,288
Date of Construction	10/13/2004
Date Acquired	6/15/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	IL
Initial Cost [Abstract]
Land	831,323
Buildings, Improvements and Acquisition Fees	1,545,566
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	831,323
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,545,566
Gross Amount at Which Carried at Close of Period Total	2,376,889
Accumulated Depreciation	316,840
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Springfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	IL
Initial Cost [Abstract]
Land	846,830
Buildings, Improvements and Acquisition Fees	1,574,436
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	846,830
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,574,436
Gross Amount at Which Carried at Close of Period Total	2,421,266
Accumulated Depreciation	322,758
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Oswego [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oswego
Location	IL
Initial Cost [Abstract]
Land	953,394
Buildings, Improvements and Acquisition Fees	1,208,677
Cost Capitalized Subsequent to Acquisition Improvements	1,988
Cost Capitalized Subsequent to Acquisition Carrying Costs	32,452
Gross Amount at Which Carried at Close of Period Land	953,394
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,243,117
Gross Amount at Which Carried at Close of Period Total	2,196,511
Accumulated Depreciation	300,900
Date of Construction	6/15/2005
Date Acquired	6/24/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Waukegan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waukegan
Location	IL
Initial Cost [Abstract]
Land	1,330,000
Buildings, Improvements and Acquisition Fees	2,470,909
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,470,909
Gross Amount at Which Carried at Close of Period Total	3,800,909
Accumulated Depreciation	399,463
Date Acquired	12/21/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Alton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alton
Location	IL
Initial Cost [Abstract]
Land	225,785
Buildings, Improvements and Acquisition Fees	419,315
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	225,785
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	419,315
Gross Amount at Which Carried at Close of Period Total	645,100
Accumulated Depreciation	387,892
Date Acquired	10/18/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Champaign [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Champaign
Location	IL
Initial Cost [Abstract]
Land	805,888
Buildings, Improvements and Acquisition Fees	1,498,402
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	400
Gross Amount at Which Carried at Close of Period Land	805,888
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,498,802
Gross Amount at Which Carried at Close of Period Total	2,304,690
Accumulated Depreciation	307,412
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Effingham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Effingham
Location	IL
Initial Cost [Abstract]
Land	783,528
Buildings, Improvements and Acquisition Fees	1,456,874
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	783,528
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,456,874
Gross Amount at Which Carried at Close of Period Total	2,240,402
Accumulated Depreciation	298,658
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Moline [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Moline
Location	IL
Initial Cost [Abstract]
Land	781,044
Buildings, Improvements and Acquisition Fees	1,452,262
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	781,044
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,452,262
Gross Amount at Which Carried at Close of Period Total	2,233,306
Accumulated Depreciation	297,713
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Mt Vernon1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt Vernon
Location	IL
Initial Cost [Abstract]
Land	883,110
Buildings, Improvements and Acquisition Fees	1,641,741
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	883,110
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,641,741
Gross Amount at Which Carried at Close of Period Total	2,524,851
Accumulated Depreciation	336,556
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Swansea [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Swansea
Location	IL
Initial Cost [Abstract]
Land	890,625
Buildings, Improvements and Acquisition Fees	1,655,743
Cost Capitalized Subsequent to Acquisition Improvements	94,462
Cost Capitalized Subsequent to Acquisition Carrying Costs	11,230
Gross Amount at Which Carried at Close of Period Land	890,625
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,761,435
Gross Amount at Which Carried at Close of Period Total	2,652,060
Accumulated Depreciation	357,346
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IN [Member] | Anderson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Anderson
Location	IN
Initial Cost [Abstract]
Land	831,077
Buildings, Improvements and Acquisition Fees	1,545,131
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	831,077
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,545,131
Gross Amount at Which Carried at Close of Period Total	2,376,208
Accumulated Depreciation	316,751
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IN [Member] | Michigan City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Michigan City
Location	IN
Initial Cost [Abstract]
Land	840,998
Buildings, Improvements and Acquisition Fees	1,563,545
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	840,998
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,563,545
Gross Amount at Which Carried at Close of Period Total	2,404,543
Accumulated Depreciation	320,526
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IN [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	IN
Initial Cost [Abstract]
Land	685,194
Buildings, Improvements and Acquisition Fees	1,274,206
Cost Capitalized Subsequent to Acquisition Improvements	11,792
Cost Capitalized Subsequent to Acquisition Carrying Costs	9,608
Gross Amount at Which Carried at Close of Period Land	685,194
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,295,606
Gross Amount at Which Carried at Close of Period Total	1,980,800
Accumulated Depreciation	261,587
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IN [Member] | Elkhart [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elkhart
Location	IN
Initial Cost [Abstract]
Land	835,890
Buildings, Improvements and Acquisition Fees	1,554,487
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	835,890
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,554,487
Gross Amount at Which Carried at Close of Period Total	2,390,377
Accumulated Depreciation	318,654
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IN [Member] | Terre Haute [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Terre Haute
Location	IN
Initial Cost [Abstract]
Land	767,189
Buildings, Improvements and Acquisition Fees	1,426,532
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	767,189
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,426,532
Gross Amount at Which Carried at Close of Period Total	2,193,721
Accumulated Depreciation	292,438
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KS [Member] | Shawnee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shawnee
Location	KS
Initial Cost [Abstract]
Land	953,916
Buildings, Improvements and Acquisition Fees	1,773,245
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	953,916
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,773,245
Gross Amount at Which Carried at Close of Period Total	2,727,161
Accumulated Depreciation	363,514
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KS [Member] | Wichita [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wichita
Location	KS
Initial Cost [Abstract]
Land	787,377
Buildings, Improvements and Acquisition Fees	1,463,936
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	787,377
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,463,936
Gross Amount at Which Carried at Close of Period Total	2,251,313
Accumulated Depreciation	300,106
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KS [Member] | El Dorado [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	El Dorado
Location	KS
Initial Cost [Abstract]
Land	87,400
Buildings, Improvements and Acquisition Fees	405,206
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	87,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	405,206
Gross Amount at Which Carried at Close of Period Total	492,606
Accumulated Depreciation	405,206
Date Acquired	4/10/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KS [Member] | Derby [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Derby
Location	KS
Initial Cost [Abstract]
Land	96,060
Buildings, Improvements and Acquisition Fees	445,359
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	196
Gross Amount at Which Carried at Close of Period Land	96,060
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	445,555
Gross Amount at Which Carried at Close of Period Total	541,615
Accumulated Depreciation	445,416
Date Acquired	10/29/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MI [Member] | Lansing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lansing
Location	MI
Initial Cost [Abstract]
Land	873,536
Buildings, Improvements and Acquisition Fees	1,623,973
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	873,536
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,623,973
Gross Amount at Which Carried at Close of Period Total	2,497,509
Accumulated Depreciation	332,913
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MI [Member] | Flint [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flint
Location	MI
Initial Cost [Abstract]
Land	827,853
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	827,853
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	0
Gross Amount at Which Carried at Close of Period Total	827,853
Accumulated Depreciation	0
Date Acquired	4/13/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MI [Member] | Saginaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Saginaw
Location	MI
Initial Cost [Abstract]
Land	766,531
Buildings, Improvements and Acquisition Fees	1,425,263
Cost Capitalized Subsequent to Acquisition Improvements	2,030
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	766,531
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,427,293
Gross Amount at Which Carried at Close of Period Total	2,193,824
Accumulated Depreciation	292,203
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MI [Member] | Comstock Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Comstock Park
Location	MI
Initial Cost [Abstract]
Land	810,477
Buildings, Improvements and Acquisition Fees	1,506,864
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	810,477
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,506,864
Gross Amount at Which Carried at Close of Period Total	2,317,341
Accumulated Depreciation	308,906
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MI [Member] | Flint1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flint
Location	MI
Initial Cost [Abstract]
Land	885,144
Buildings, Improvements and Acquisition Fees	1,645,531
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	885,144
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,645,665
Gross Amount at Which Carried at Close of Period Total	2,530,809
Accumulated Depreciation	337,373
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MI [Member] | Taylor [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Taylor
Location	MI
Initial Cost [Abstract]
Land	847,070
Buildings, Improvements and Acquisition Fees	1,574,821
Cost Capitalized Subsequent to Acquisition Improvements	2,030
Cost Capitalized Subsequent to Acquisition Carrying Costs	24
Gross Amount at Which Carried at Close of Period Land	847,070
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,576,875
Gross Amount at Which Carried at Close of Period Total	2,423,945
Accumulated Depreciation	322,865
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MI [Member] | Westland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westland
Location	MI
Initial Cost [Abstract]
Land	869,530
Buildings, Improvements and Acquisition Fees	1,616,568
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	869,530
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,616,702
Gross Amount at Which Carried at Close of Period Total	2,486,232
Accumulated Depreciation	331,436
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NE [Member] | Omaha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	592,716
Buildings, Improvements and Acquisition Fees	1,009,253
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	592,716
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,009,253
Gross Amount at Which Carried at Close of Period Total	1,601,969
Accumulated Depreciation	260,048
Date of Construction	5/5/2005
Date Acquired	12/21/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NE [Member] | Bellevue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bellevue
Location	NE
Initial Cost [Abstract]
Land	656,061
Buildings, Improvements and Acquisition Fees	1,004,384
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	656,061
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,004,384
Gross Amount at Which Carried at Close of Period Total	1,660,445
Accumulated Depreciation	247,301
Date of Construction	9/20/2005
Date Acquired	2/24/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NE [Member] | Papillion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Papillion
Location	NE
Initial Cost [Abstract]
Land	654,788
Buildings, Improvements and Acquisition Fees	908,685
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	654,788
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	908,685
Gross Amount at Which Carried at Close of Period Total	1,563,473
Accumulated Depreciation	238,477
Date of Construction	3/9/2005
Date Acquired	1/12/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NM [Member] | Albuquerque [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albuquerque
Location	NM
Initial Cost [Abstract]
Land	732,059
Buildings, Improvements and Acquisition Fees	1,036,922
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	732,059
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,036,922
Gross Amount at Which Carried at Close of Period Total	1,768,981
Accumulated Depreciation	224,500
Date of Construction	6/21/2005
Date Acquired	1/19/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Troy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Troy
Location	OH
Initial Cost [Abstract]
Land	255,353
Buildings, Improvements and Acquisition Fees	476,973
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	255,353
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	476,973
Gross Amount at Which Carried at Close of Period Total	732,326
Accumulated Depreciation	83,453
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Akron [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Akron
Location	OH
Initial Cost [Abstract]
Land	318,182
Buildings, Improvements and Acquisition Fees	593,654
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	318,182
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	593,654
Gross Amount at Which Carried at Close of Period Total	911,836
Accumulated Depreciation	103,872
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	OH
Initial Cost [Abstract]
Land	739,651
Buildings, Improvements and Acquisition Fees	1,375,358
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	739,651
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,375,358
Gross Amount at Which Carried at Close of Period Total	2,115,009
Accumulated Depreciation	281,947
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Mt. Vernon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Vernon
Location	OH
Initial Cost [Abstract]
Land	147,212
Buildings, Improvements and Acquisition Fees	276,407
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	147,212
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	276,407
Gross Amount at Which Carried at Close of Period Total	423,619
Accumulated Depreciation	48,353
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Sandusky [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sandusky
Location	OH
Initial Cost [Abstract]
Land	824,270
Buildings, Improvements and Acquisition Fees	1,532,494
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	824,270
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,532,494
Gross Amount at Which Carried at Close of Period Total	2,356,764
Accumulated Depreciation	314,160
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Stow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stow
Location	OH
Initial Cost [Abstract]
Land	317,546
Buildings, Improvements and Acquisition Fees	712,455
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	317,546
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	712,569
Gross Amount at Which Carried at Close of Period Total	1,030,115
Accumulated Depreciation	684,116
Date Acquired	12/31/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Akron1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Akron
Location	OH
Initial Cost [Abstract]
Land	318,182
Buildings, Improvements and Acquisition Fees	593,654
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	318,182
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	593,654
Gross Amount at Which Carried at Close of Period Total	911,836
Accumulated Depreciation	103,872
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Akron2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Akron
Location	OH
Initial Cost [Abstract]
Land	723,347
Buildings, Improvements and Acquisition Fees	17
Cost Capitalized Subsequent to Acquisition Improvements	10,940
Cost Capitalized Subsequent to Acquisition Carrying Costs	44,667
Gross Amount at Which Carried at Close of Period Land	723,347
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	55,624
Gross Amount at Which Carried at Close of Period Total	778,971
Accumulated Depreciation	36,847
Date Acquired	12/22/1994
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Beavercreek111 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beavercreek
Location	OH
Initial Cost [Abstract]
Land	229,445
Buildings, Improvements and Acquisition Fees	428,857
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	229,445
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	428,857
Gross Amount at Which Carried at Close of Period Total	658,302
Accumulated Depreciation	75,033
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Defiance [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Defiance
Location	OH
Initial Cost [Abstract]
Land	71,273
Buildings, Improvements and Acquisition Fees	135,109
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	358
Gross Amount at Which Carried at Close of Period Land	71,273
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	135,467
Gross Amount at Which Carried at Close of Period Total	206,740
Accumulated Depreciation	23,810
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Elyria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elyria
Location	OH
Initial Cost [Abstract]
Land	79,545
Buildings, Improvements and Acquisition Fees	150,491
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	79,545
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	150,491
Gross Amount at Which Carried at Close of Period Total	230,036
Accumulated Depreciation	26,318
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Maumee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maumee
Location	OH
Initial Cost [Abstract]
Land	296,970
Buildings, Improvements and Acquisition Fees	555,134
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	296,970
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	555,134
Gross Amount at Which Carried at Close of Period Total	852,104
Accumulated Depreciation	97,128
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Mt. Vernon11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Vernon
Location	OH
Initial Cost [Abstract]
Land	726,626
Buildings, Improvements and Acquisition Fees	1,351,151
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	399
Gross Amount at Which Carried at Close of Period Land	726,626
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,351,550
Gross Amount at Which Carried at Close of Period Total	2,078,176
Accumulated Depreciation	277,226
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | North Canton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Canton
Location	OH
Initial Cost [Abstract]
Land	487,879
Buildings, Improvements and Acquisition Fees	908,806
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	487,879
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	908,806
Gross Amount at Which Carried at Close of Period Total	1,396,685
Accumulated Depreciation	159,024
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Parma Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parma Heights
Location	OH
Initial Cost [Abstract]
Land	275,758
Buildings, Improvements and Acquisition Fees	514,866
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	275,758
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	514,866
Gross Amount at Which Carried at Close of Period Total	790,624
Accumulated Depreciation	90,084
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Sandusky1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sandusky
Location	OH
Initial Cost [Abstract]
Land	128,158
Buildings, Improvements and Acquisition Fees	240,761
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	128,158
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	240,761
Gross Amount at Which Carried at Close of Period Total	368,919
Accumulated Depreciation	42,116
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Vandalia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vandalia
Location	OH
Initial Cost [Abstract]
Land	145,833
Buildings, Improvements and Acquisition Fees	273,579
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	145,833
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	273,579
Gross Amount at Which Carried at Close of Period Total	419,412
Accumulated Depreciation	47,859
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Westlake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westlake
Location	OH
Initial Cost [Abstract]
Land	169,697
Buildings, Improvements and Acquisition Fees	317,897
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	169,697
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	317,897
Gross Amount at Which Carried at Close of Period Total	487,594
Accumulated Depreciation	55,615
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Wooster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wooster
Location	OH
Initial Cost [Abstract]
Land	763,642
Buildings, Improvements and Acquisition Fees	1,419,901
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	399
Gross Amount at Which Carried at Close of Period Land	763,642
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,420,300
Gross Amount at Which Carried at Close of Period Total	2,183,942
Accumulated Depreciation	291,319
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OR [Member] | Hermiston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hermiston
Location	OR
Initial Cost [Abstract]
Land	85,560
Buildings, Improvements and Acquisition Fees	396,675
Cost Capitalized Subsequent to Acquisition Improvements	18,088
Cost Capitalized Subsequent to Acquisition Carrying Costs	266
Gross Amount at Which Carried at Close of Period Land	85,560
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	415,029
Gross Amount at Which Carried at Close of Period Total	500,589
Accumulated Depreciation	406,003
Date Acquired	12/18/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OR [Member] | Lake Oswego [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake Oswego
Location	OR
Initial Cost [Abstract]
Land	175,899
Buildings, Improvements and Acquisition Fees	815,508
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	5
Gross Amount at Which Carried at Close of Period Land	175,899
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	815,513
Gross Amount at Which Carried at Close of Period Total	991,412
Accumulated Depreciation	815,510
Date Acquired	5/16/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Harrisburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harrisburg
Location	PA
Initial Cost [Abstract]
Land	577,667
Buildings, Improvements and Acquisition Fees	1,075,635
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	577,667
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,075,635
Gross Amount at Which Carried at Close of Period Total	1,653,302
Accumulated Depreciation	188,219
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Lancaster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lancaster
Location	PA
Initial Cost [Abstract]
Land	170,304
Buildings, Improvements and Acquisition Fees	413,960
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,304
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	413,960
Gross Amount at Which Carried at Close of Period Total	584,264
Accumulated Depreciation	166,272
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	503,556
Buildings, Improvements and Acquisition Fees	937,999
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	503,556
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	937,999
Gross Amount at Which Carried at Close of Period Total	1,441,555
Accumulated Depreciation	164,133
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Lebanon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lebanon
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,292,172
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,292,172
Gross Amount at Which Carried at Close of Period Total	1,292,172
Accumulated Depreciation	262,881
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Gettysburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gettysburg
Location	PA
Initial Cost [Abstract]
Land	289,040
Buildings, Improvements and Acquisition Fees	809,676
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	289,040
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	809,676
Gross Amount at Which Carried at Close of Period Total	1,098,716
Accumulated Depreciation	325,218
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Feasterville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Feasterville
Location	PA
Initial Cost [Abstract]
Land	236,303
Buildings, Improvements and Acquisition Fees	441,673
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	236,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	441,673
Gross Amount at Which Carried at Close of Period Total	677,976
Accumulated Depreciation	77,276
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Gap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gap
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,012,812
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,013,812
Gross Amount at Which Carried at Close of Period Total	1,013,812
Accumulated Depreciation	177,653
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Horsham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Horsham
Location	PA
Initial Cost [Abstract]
Land	554,361
Buildings, Improvements and Acquisition Fees	1,032,352
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	554,361
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,032,352
Gross Amount at Which Carried at Close of Period Total	1,586,713
Accumulated Depreciation	180,644
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Indiana [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indiana
Location	PA
Initial Cost [Abstract]
Land	828,653
Buildings, Improvements and Acquisition Fees	1,540,630
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	439
Gross Amount at Which Carried at Close of Period Land	828,653
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,541,069
Gross Amount at Which Carried at Close of Period Total	2,369,722
Accumulated Depreciation	316,106
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Lancaster1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lancaster
Location	PA
Initial Cost [Abstract]
Land	276,251
Buildings, Improvements and Acquisition Fees	460,784
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	276,251
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	460,784
Gross Amount at Which Carried at Close of Period Total	737,035
Accumulated Depreciation	185,080
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | WA [Member] | Tacoma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tacoma
Location	WA
Initial Cost [Abstract]
Land	198,857
Buildings, Improvements and Acquisition Fees	921,947
Cost Capitalized Subsequent to Acquisition Improvements	51,224
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	198,857
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	973,293
Gross Amount at Which Carried at Close of Period Total	1,172,150
Accumulated Depreciation	941,806
Date Acquired	5/29/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KY [Member] | Louisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Louisville
Location	KY
Initial Cost [Abstract]
Land	821,990
Buildings, Improvements and Acquisition Fees	1,528,282
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	821,990
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,528,282
Gross Amount at Which Carried at Close of Period Total	2,350,272
Accumulated Depreciation	313,297
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KY [Member] | Richmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	KY
Initial Cost [Abstract]
Land	913,770
Buildings, Improvements and Acquisition Fees	1,698,726
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	913,770
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,698,726
Gross Amount at Which Carried at Close of Period Total	2,612,496
Accumulated Depreciation	348,238
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KY [Member] | Hopkinsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hopkinsville
Location	KY
Initial Cost [Abstract]
Land	801,532
Buildings, Improvements and Acquisition Fees	1,490,241
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	801,532
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,490,241
Gross Amount at Which Carried at Close of Period Total	2,291,773
Accumulated Depreciation	305,498
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KY [Member] | Middlesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Middlesboro
Location	KY
Initial Cost [Abstract]
Land	859,709
Buildings, Improvements and Acquisition Fees	1,598,332
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	859,709
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,598,332
Gross Amount at Which Carried at Close of Period Total	2,458,041
Accumulated Depreciation	327,657
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KY [Member] | Murray [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murray
Location	KY
Initial Cost [Abstract]
Land	831,246
Buildings, Improvements and Acquisition Fees	1,545,422
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	187
Gross Amount at Which Carried at Close of Period Land	831,246
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,545,609
Gross Amount at Which Carried at Close of Period Total	2,376,855
Accumulated Depreciation	316,877
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Hanover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hanover
Location	MA
Initial Cost [Abstract]
Land	397,203
Buildings, Improvements and Acquisition Fees	281,202
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	397,203
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	281,202
Gross Amount at Which Carried at Close of Period Total	678,405
Accumulated Depreciation	112,948
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Billerica [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Billerica
Location	MA
Initial Cost [Abstract]
Land	398,292
Buildings, Improvements and Acquisition Fees	740,107
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	317
Gross Amount at Which Carried at Close of Period Land	398,292
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	740,424
Gross Amount at Which Carried at Close of Period Total	1,138,716
Accumulated Depreciation	122,124
Date Acquired	11/14/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Gardner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gardner
Location	MA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	828,564
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	828,564
Gross Amount at Which Carried at Close of Period Total	828,564
Accumulated Depreciation	220,663
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Hyannis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hyannis
Location	MA
Initial Cost [Abstract]
Land	687,917
Buildings, Improvements and Acquisition Fees	1,280,767
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	687,917
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,280,767
Gross Amount at Which Carried at Close of Period Total	1,968,684
Accumulated Depreciation	224,117
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Springfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	MA
Initial Cost [Abstract]
Land	230,030
Buildings, Improvements and Acquisition Fees	865,572
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,030
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	865,572
Gross Amount at Which Carried at Close of Period Total	1,095,602
Accumulated Depreciation	347,670
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Springfield1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	MA
Initial Cost [Abstract]
Land	227,207
Buildings, Improvements and Acquisition Fees	958,444
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	227,207
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	958,444
Gross Amount at Which Carried at Close of Period Total	1,185,651
Accumulated Depreciation	384,973
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Auburn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Auburn
Location	MA
Initial Cost [Abstract]
Land	418,250
Buildings, Improvements and Acquisition Fees	779,623
Cost Capitalized Subsequent to Acquisition Improvements	500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	418,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	780,123
Gross Amount at Which Carried at Close of Period Total	1,198,373
Accumulated Depreciation	136,633
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Seekonk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Seekonk
Location	MA
Initial Cost [Abstract]
Land	614,417
Buildings, Improvements and Acquisition Fees	1,144,267
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	614,417
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,144,267
Gross Amount at Which Carried at Close of Period Total	1,758,684
Accumulated Depreciation	200,230
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Sudbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sudbury
Location	MA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	633,843
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	633,843
Gross Amount at Which Carried at Close of Period Total	633,843
Accumulated Depreciation	148,456
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Swansea [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Swansea
Location	MA
Initial Cost [Abstract]
Land	173,853
Buildings, Improvements and Acquisition Fees	488,699
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	173,853
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,699
Gross Amount at Which Carried at Close of Period Total	662,552
Accumulated Depreciation	196,293
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Amesbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Amesbury
Location	MA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	790,494
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	790,494
Gross Amount at Which Carried at Close of Period Total	790,494
Accumulated Depreciation	230,379
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Attleboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Attleboro
Location	MA
Initial Cost [Abstract]
Land	369,815
Buildings, Improvements and Acquisition Fees	693,655
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	369,815
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	693,655
Gross Amount at Which Carried at Close of Period Total	1,063,470
Accumulated Depreciation	278,617
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Chicopee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chicopee
Location	MA
Initial Cost [Abstract]
Land	761,606
Buildings, Improvements and Acquisition Fees	1,417,624
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	761,606
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,417,624
Gross Amount at Which Carried at Close of Period Total	2,179,230
Accumulated Depreciation	248,067
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Chicopee Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chicopee Falls
Location	MA
Initial Cost [Abstract]
Land	302,982
Buildings, Improvements and Acquisition Fees	565,894
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	317
Gross Amount at Which Carried at Close of Period Land	302,982
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	566,211
Gross Amount at Which Carried at Close of Period Total	869,193
Accumulated Depreciation	99,023
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | East Longmeadow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Longmeadow
Location	MA
Initial Cost [Abstract]
Land	614,319
Buildings, Improvements and Acquisition Fees	1,144,128
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	614,319
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,144,128
Gross Amount at Which Carried at Close of Period Total	1,758,447
Accumulated Depreciation	200,205
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Great Barrington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Great Barrington
Location	MA
Initial Cost [Abstract]
Land	422,625
Buildings, Improvements and Acquisition Fees	788,089
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	422,625
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	788,089
Gross Amount at Which Carried at Close of Period Total	1,210,714
Accumulated Depreciation	137,898
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Greenfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenfield
Location	MA
Initial Cost [Abstract]
Land	761,417
Buildings, Improvements and Acquisition Fees	1,417,273
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	761,417
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,417,273
Gross Amount at Which Carried at Close of Period Total	2,178,690
Accumulated Depreciation	248,006
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Greenfield1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenfield
Location	MA
Initial Cost [Abstract]
Land	389,436
Buildings, Improvements and Acquisition Fees	726,452
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	145
Gross Amount at Which Carried at Close of Period Land	389,436
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	726,597
Gross Amount at Which Carried at Close of Period Total	1,116,033
Accumulated Depreciation	127,114
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Haverhill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Haverhill
Location	MA
Initial Cost [Abstract]
Land	568,635
Buildings, Improvements and Acquisition Fees	1,058,815
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	568,635
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,058,815
Gross Amount at Which Carried at Close of Period Total	1,627,450
Accumulated Depreciation	185,275
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Holyoke [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Holyoke
Location	MA
Initial Cost [Abstract]
Land	577,667
Buildings, Improvements and Acquisition Fees	1,076,023
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	577,667
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,076,023
Gross Amount at Which Carried at Close of Period Total	1,653,690
Accumulated Depreciation	188,287
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Lee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lee
Location	MA
Initial Cost [Abstract]
Land	540,506
Buildings, Improvements and Acquisition Fees	1,007,010
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	540,506
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,007,010
Gross Amount at Which Carried at Close of Period Total	1,547,516
Accumulated Depreciation	176,210
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | North Adams [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Adams
Location	MA
Initial Cost [Abstract]
Land	377,300
Buildings, Improvements and Acquisition Fees	703,914
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	377,300
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	703,914
Gross Amount at Which Carried at Close of Period Total	1,081,214
Accumulated Depreciation	123,168
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Norwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norwood
Location	MA
Initial Cost [Abstract]
Land	840,616
Buildings, Improvements and Acquisition Fees	1,563,923
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	840,616
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,563,923
Gross Amount at Which Carried at Close of Period Total	2,404,539
Accumulated Depreciation	273,669
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Palmer [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palmer
Location	MA
Initial Cost [Abstract]
Land	141,524
Buildings, Improvements and Acquisition Fees	598,480
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	141,524
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	598,480
Gross Amount at Which Carried at Close of Period Total	740,004
Accumulated Depreciation	240,388
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Peabody [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Peabody
Location	MA
Initial Cost [Abstract]
Land	529,555
Buildings, Improvements and Acquisition Fees	222,590
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	529,555
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	222,590
Gross Amount at Which Carried at Close of Period Total	752,145
Accumulated Depreciation	89,405
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Pittsfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsfield
Location	MA
Initial Cost [Abstract]
Land	286,241
Buildings, Improvements and Acquisition Fees	950,022
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	286,241
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	950,022
Gross Amount at Which Carried at Close of Period Total	1,236,263
Accumulated Depreciation	381,590
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Quincy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Quincy
Location	MA
Initial Cost [Abstract]
Land	289,121
Buildings, Improvements and Acquisition Fees	539,719
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	317
Gross Amount at Which Carried at Close of Period Land	289,121
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	540,036
Gross Amount at Which Carried at Close of Period Total	829,157
Accumulated Depreciation	94,443
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Raynham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Raynham
Location	MA
Initial Cost [Abstract]
Land	761,417
Buildings, Improvements and Acquisition Fees	1,417,287
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	761,417
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,417,287
Gross Amount at Which Carried at Close of Period Total	2,178,704
Accumulated Depreciation	248,007
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Sagamore Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sagamore Beach
Location	MA
Initial Cost [Abstract]
Land	620,188
Buildings, Improvements and Acquisition Fees	1,155,007
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	620,188
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,155,007
Gross Amount at Which Carried at Close of Period Total	1,775,195
Accumulated Depreciation	202,109
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Saugus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Saugus
Location	MA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	737,971
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	737,971
Gross Amount at Which Carried at Close of Period Total	737,971
Accumulated Depreciation	180,926
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | South Dartmouth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	South Dartmouth
Location	MA
Initial Cost [Abstract]
Land	379,217
Buildings, Improvements and Acquisition Fees	707,492
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	379,217
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	707,492
Gross Amount at Which Carried at Close of Period Total	1,086,709
Accumulated Depreciation	123,794
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Stoneham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stoneham
Location	MA
Initial Cost [Abstract]
Land	397,544
Buildings, Improvements and Acquisition Fees	191,717
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	397,544
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	191,717
Gross Amount at Which Carried at Close of Period Total	589,261
Accumulated Depreciation	77,005
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Tewksbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tewksbury
Location	MA
Initial Cost [Abstract]
Land	392,079
Buildings, Improvements and Acquisition Fees	730,927
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	392,079
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	730,927
Gross Amount at Which Carried at Close of Period Total	1,123,006
Accumulated Depreciation	127,895
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Ware [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ware
Location	MA
Initial Cost [Abstract]
Land	220,457
Buildings, Improvements and Acquisition Fees	412,133
Cost Capitalized Subsequent to Acquisition Improvements	500
Cost Capitalized Subsequent to Acquisition Carrying Costs	317
Gross Amount at Which Carried at Close of Period Land	220,457
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	412,950
Gross Amount at Which Carried at Close of Period Total	633,407
Accumulated Depreciation	72,332
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | West Springfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Springfield
Location	MA
Initial Cost [Abstract]
Land	761,417
Buildings, Improvements and Acquisition Fees	1,417,273
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	761,417
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,417,273
Gross Amount at Which Carried at Close of Period Total	2,178,690
Accumulated Depreciation	248,006
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | West Springfield1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Springfield
Location	MA
Initial Cost [Abstract]
Land	243,556
Buildings, Improvements and Acquisition Fees	455,532
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	317
Gross Amount at Which Carried at Close of Period Land	243,556
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	455,849
Gross Amount at Which Carried at Close of Period Total	699,405
Accumulated Depreciation	79,710
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Wilbraham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilbraham
Location	MA
Initial Cost [Abstract]
Land	9,626,112
Buildings, Improvements and Acquisition Fees	17,877,779
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	9,626,112
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	17,880,279
Gross Amount at Which Carried at Close of Period Total	27,506,391
Accumulated Depreciation	3,129,678
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Wollaston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wollaston
Location	MA
Initial Cost [Abstract]
Land	411,366
Buildings, Improvements and Acquisition Fees	766,745
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	411,366
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	766,745
Gross Amount at Which Carried at Close of Period Total	1,178,111
Accumulated Depreciation	134,163
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Worcester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Worcester
Location	MA
Initial Cost [Abstract]
Land	578,336
Buildings, Improvements and Acquisition Fees	1,077,426
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	578,336
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,077,426
Gross Amount at Which Carried at Close of Period Total	1,655,762
Accumulated Depreciation	188,532
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Farmington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Farmington
Location	MO
Initial Cost [Abstract]
Land	780,812
Buildings, Improvements and Acquisition Fees	1,451,767
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	780,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,451,767
Gross Amount at Which Carried at Close of Period Total	2,232,579
Accumulated Depreciation	297,611
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Fulton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fulton
Location	MO
Initial Cost [Abstract]
Land	210,199
Buildings, Improvements and Acquisition Fees	466,861
Cost Capitalized Subsequent to Acquisition Improvements	13,395
Cost Capitalized Subsequent to Acquisition Carrying Costs	475
Gross Amount at Which Carried at Close of Period Land	210,199
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	480,731
Gross Amount at Which Carried at Close of Period Total	690,930
Accumulated Depreciation	460,919
Date Acquired	7/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Jefferson City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jefferson City
Location	MO
Initial Cost [Abstract]
Land	713,088
Buildings, Improvements and Acquisition Fees	1,325,993
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	713,088
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,325,993
Gross Amount at Which Carried at Close of Period Total	2,039,081
Accumulated Depreciation	271,827
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Belton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Belton
Location	MO
Initial Cost [Abstract]
Land	89,328
Buildings, Improvements and Acquisition Fees	418,187
Cost Capitalized Subsequent to Acquisition Improvements	22,270
Cost Capitalized Subsequent to Acquisition Carrying Costs	30
Gross Amount at Which Carried at Close of Period Land	89,328
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	440,487
Gross Amount at Which Carried at Close of Period Total	529,815
Accumulated Depreciation	440,460
Date Acquired	12/18/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Bridgeton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bridgeton
Location	MO
Initial Cost [Abstract]
Land	743,559
Buildings, Improvements and Acquisition Fees	1,585,207
Cost Capitalized Subsequent to Acquisition Improvements	109,755
Cost Capitalized Subsequent to Acquisition Carrying Costs	21,922
Gross Amount at Which Carried at Close of Period Land	743,559
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,716,884
Gross Amount at Which Carried at Close of Period Total	2,460,443
Accumulated Depreciation	324,790
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Cape Girardeau [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cape Girardeau
Location	MO
Initial Cost [Abstract]
Land	745,915
Buildings, Improvements and Acquisition Fees	1,386,950
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	745,915
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,386,950
Gross Amount at Which Carried at Close of Period Total	2,132,865
Accumulated Depreciation	284,324
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Festus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Festus
Location	MO
Initial Cost [Abstract]
Land	808,595
Buildings, Improvements and Acquisition Fees	1,503,364
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	808,595
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,503,364
Gross Amount at Which Carried at Close of Period Total	2,311,959
Accumulated Depreciation	308,188
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Hazelwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hazelwood
Location	MO
Initial Cost [Abstract]
Land	157,117
Buildings, Improvements and Acquisition Fees	725,327
Cost Capitalized Subsequent to Acquisition Improvements	(104,329)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	157,117
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	620,998
Gross Amount at Which Carried at Close of Period Total	778,115
Accumulated Depreciation	620,998
Date Acquired	8/28/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Ozark [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ozark
Location	MO
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	292,482
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	292,482
Gross Amount at Which Carried at Close of Period Total	432,482
Accumulated Depreciation	165,242
Date Acquired	11/20/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Poplar Bluff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Poplar Bluff
Location	MO
Initial Cost [Abstract]
Land	774,256
Buildings, Improvements and Acquisition Fees	1,439,603
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	774,256
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,439,603
Gross Amount at Which Carried at Close of Period Total	2,213,859
Accumulated Depreciation	295,117
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Raymore [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Raymore
Location	MO
Initial Cost [Abstract]
Land	726,583
Buildings, Improvements and Acquisition Fees	1,351,055
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	726,583
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,351,055
Gross Amount at Which Carried at Close of Period Total	2,077,638
Accumulated Depreciation	276,965
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Sedalia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sedalia
Location	MO
Initial Cost [Abstract]
Land	269,798
Buildings, Improvements and Acquisition Fees	599,231
Cost Capitalized Subsequent to Acquisition Improvements	11,556
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,798
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	610,787
Gross Amount at Which Carried at Close of Period Total	880,585
Accumulated Depreciation	544,259
Date Acquired	7/31/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Sedalia1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sedalia
Location	MO
Initial Cost [Abstract]
Land	696,604
Buildings, Improvements and Acquisition Fees	1,295,380
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	721
Gross Amount at Which Carried at Close of Period Land	696,604
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,296,101
Gross Amount at Which Carried at Close of Period Total	1,992,705
Accumulated Depreciation	265,945
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | St. Charles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Charles
Location	MO
Initial Cost [Abstract]
Land	175,413
Buildings, Improvements and Acquisition Fees	809,791
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	47
Gross Amount at Which Carried at Close of Period Land	175,413
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	809,838
Gross Amount at Which Carried at Close of Period Total	985,251
Accumulated Depreciation	809,831
Date Acquired	8/28/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | St. Charles1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Charles
Location	MO
Initial Cost [Abstract]
Land	695,121
Buildings, Improvements and Acquisition Fees	1,001,878
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	1,022
Gross Amount at Which Carried at Close of Period Land	695,121
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,002,900
Gross Amount at Which Carried at Close of Period Total	1,698,021
Accumulated Depreciation	642,941
Date of Construction	12/22/1995
Date Acquired	3/16/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | St. Joseph [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Joseph
Location	MO
Initial Cost [Abstract]
Land	775,660
Buildings, Improvements and Acquisition Fees	1,785,308
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	775,660
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,785,308
Gross Amount at Which Carried at Close of Period Total	2,560,968
Accumulated Depreciation	365,987
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | St. Robert [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Robert
Location	MO
Initial Cost [Abstract]
Land	744,158
Buildings, Improvements and Acquisition Fees	1,383,694
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	744,158
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,383,694
Gross Amount at Which Carried at Close of Period Total	2,127,852
Accumulated Depreciation	283,656
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Sullivan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sullivan
Location	MO
Initial Cost [Abstract]
Land	85,500
Buildings, Improvements and Acquisition Fees	396,400
Cost Capitalized Subsequent to Acquisition Improvements	(40,743)
Cost Capitalized Subsequent to Acquisition Carrying Costs	13,500
Gross Amount at Which Carried at Close of Period Land	85,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	369,157
Gross Amount at Which Carried at Close of Period Total	454,657
Accumulated Depreciation	359,466
Date Acquired	12/27/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Toms River [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toms River
Location	NJ
Initial Cost [Abstract]
Land	826,449
Buildings, Improvements and Acquisition Fees	1,537,659
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	826,449
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,537,659
Gross Amount at Which Carried at Close of Period Total	2,364,108
Accumulated Depreciation	269,073
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Bloomfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bloomfield
Location	NJ
Initial Cost [Abstract]
Land	556,520
Buildings, Improvements and Acquisition Fees	260,498
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	556,520
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	260,498
Gross Amount at Which Carried at Close of Period Total	817,018
Accumulated Depreciation	104,632
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Clark [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clark
Location	NJ
Initial Cost [Abstract]
Land	541,792
Buildings, Improvements and Acquisition Fees	1,009,085
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	541,792
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,009,085
Gross Amount at Which Carried at Close of Period Total	1,550,877
Accumulated Depreciation	176,573
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Hackettstown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hackettstown
Location	NJ
Initial Cost [Abstract]
Land	307,186
Buildings, Improvements and Acquisition Fees	525,142
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	307,186
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	525,142
Gross Amount at Which Carried at Close of Period Total	832,328
Accumulated Depreciation	210,930
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Hazlet [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hazlet
Location	NJ
Initial Cost [Abstract]
Land	614,417
Buildings, Improvements and Acquisition Fees	1,143,885
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	614,417
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,143,885
Gross Amount at Which Carried at Close of Period Total	1,758,302
Accumulated Depreciation	200,163
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Hillsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hillsdale
Location	NJ
Initial Cost [Abstract]
Land	398,221
Buildings, Improvements and Acquisition Fees	204,106
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	398,221
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	204,106
Gross Amount at Which Carried at Close of Period Total	602,327
Accumulated Depreciation	81,981
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Middletown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Middletown
Location	NJ
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	640,403
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	640,403
Gross Amount at Which Carried at Close of Period Total	640,403
Accumulated Depreciation	181,563
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Moorestown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Moorestown
Location	NJ
Initial Cost [Abstract]
Land	294,708
Buildings, Improvements and Acquisition Fees	550,139
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	4
Gross Amount at Which Carried at Close of Period Land	294,708
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	550,143
Gross Amount at Which Carried at Close of Period Total	844,851
Accumulated Depreciation	96,257
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Morris Plains [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Morris Plains
Location	NJ
Initial Cost [Abstract]
Land	366,982
Buildings, Improvements and Acquisition Fees	188,123
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	366,982
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	188,123
Gross Amount at Which Carried at Close of Period Total	555,105
Accumulated Depreciation	75,561
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Mt. Holly [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Holly
Location	NJ
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,092,178
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,092,178
Gross Amount at Which Carried at Close of Period Total	1,092,178
Accumulated Depreciation	176,566
Date Acquired	12/17/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Passaic [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Passaic
Location	NJ
Initial Cost [Abstract]
Land	328,284
Buildings, Improvements and Acquisition Fees	612,517
Cost Capitalized Subsequent to Acquisition Improvements	2,300
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	328,284
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	614,817
Gross Amount at Which Carried at Close of Period Total	943,101
Accumulated Depreciation	107,183
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Pompton Plains [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pompton Plains
Location	NJ
Initial Cost [Abstract]
Land	455,700
Buildings, Improvements and Acquisition Fees	849,125
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	455,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	849,125
Gross Amount at Which Carried at Close of Period Total	1,304,825
Accumulated Depreciation	148,580
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OK [Member] | Oklahoma City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oklahoma City
Location	OK
Initial Cost [Abstract]
Land	759,826
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	759,826
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	0
Gross Amount at Which Carried at Close of Period Total	759,826
Accumulated Depreciation	0
Date Acquired	7/6/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OK [Member] | Tulsa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	490,000
Buildings, Improvements and Acquisition Fees	910,004
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	910,177
Gross Amount at Which Carried at Close of Period Total	1,400,177
Accumulated Depreciation	216,997
Date Acquired	1/24/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OK [Member] | Oklahoma City1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oklahoma City
Location	OK
Initial Cost [Abstract]
Land	1,165,405
Buildings, Improvements and Acquisition Fees	2,165,989
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	1,165,405
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,166,162
Gross Amount at Which Carried at Close of Period Total	3,331,567
Accumulated Depreciation	444,139
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OK [Member] | Norman [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norman
Location	OK
Initial Cost [Abstract]
Land	734,335
Buildings, Improvements and Acquisition Fees	335,097
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	78,164
Gross Amount at Which Carried at Close of Period Land	734,335
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	413,261
Gross Amount at Which Carried at Close of Period Total	1,147,596
Accumulated Depreciation	105,222
Date of Construction	9/29/1995
Date Acquired	6/5/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OK [Member] | Tulsa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	360,500
Buildings, Improvements and Acquisition Fees	669,605
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	360,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	669,778
Gross Amount at Which Carried at Close of Period Total	1,030,278
Accumulated Depreciation	150,774
Date Acquired	5/10/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OK [Member] | Tulsa2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	1,021,904
Buildings, Improvements and Acquisition Fees	1,899,486
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	1,021,904
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,899,659
Gross Amount at Which Carried at Close of Period Total	2,921,563
Accumulated Depreciation	389,506
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | SC [Member] | Lancaster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lancaster
Location	SC
Initial Cost [Abstract]
Land	778,616
Buildings, Improvements and Acquisition Fees	1,448,099
Cost Capitalized Subsequent to Acquisition Improvements	3,546
Cost Capitalized Subsequent to Acquisition Carrying Costs	24
Gross Amount at Which Carried at Close of Period Land	778,616
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,451,669
Gross Amount at Which Carried at Close of Period Total	2,230,285
Accumulated Depreciation	296,876
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | SC [Member] | Gaffney [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gaffney
Location	SC
Initial Cost [Abstract]
Land	727,738
Buildings, Improvements and Acquisition Fees	1,353,238
Cost Capitalized Subsequent to Acquisition Improvements	19,998
Cost Capitalized Subsequent to Acquisition Carrying Costs	29,532
Gross Amount at Which Carried at Close of Period Land	727,738
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,402,768
Gross Amount at Which Carried at Close of Period Total	2,130,506
Accumulated Depreciation	300,575
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | SC [Member] | Rock Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rock Hill
Location	SC
Initial Cost [Abstract]
Land	826,216
Buildings, Improvements and Acquisition Fees	1,536,499
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	462
Gross Amount at Which Carried at Close of Period Land	826,216
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,536,961
Gross Amount at Which Carried at Close of Period Total	2,363,177
Accumulated Depreciation	315,236
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Richmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	326,265
Buildings, Improvements and Acquisition Fees	608,812
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	145
Gross Amount at Which Carried at Close of Period Land	326,265
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	608,957
Gross Amount at Which Carried at Close of Period Total	935,222
Accumulated Depreciation	106,527
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Richmond1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	385,000
Buildings, Improvements and Acquisition Fees	717,891
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	145
Gross Amount at Which Carried at Close of Period Land	385,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	718,036
Gross Amount at Which Carried at Close of Period Total	1,103,036
Accumulated Depreciation	125,616
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Danville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Danville
Location	VA
Initial Cost [Abstract]
Land	751,055
Buildings, Improvements and Acquisition Fees	1,396,772
Cost Capitalized Subsequent to Acquisition Improvements	66,062
Cost Capitalized Subsequent to Acquisition Carrying Costs	18,690
Gross Amount at Which Carried at Close of Period Land	751,055
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,481,524
Gross Amount at Which Carried at Close of Period Total	2,232,579
Accumulated Depreciation	294,215
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Martinsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Martinsville
Location	VA
Initial Cost [Abstract]
Land	833,114
Buildings, Improvements and Acquisition Fees	1,549,167
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	833,114
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,549,167
Gross Amount at Which Carried at Close of Period Total	2,382,281
Accumulated Depreciation	317,578
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Midlothian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midlothian
Location	VA
Initial Cost [Abstract]
Land	421,479
Buildings, Improvements and Acquisition Fees	785,639
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	145
Gross Amount at Which Carried at Close of Period Land	421,479
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	785,784
Gross Amount at Which Carried at Close of Period Total	1,207,263
Accumulated Depreciation	137,472
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Staunton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Staunton
Location	VA
Initial Cost [Abstract]
Land	867,684
Buildings, Improvements and Acquisition Fees	1,613,368
Cost Capitalized Subsequent to Acquisition Improvements	17,107
Cost Capitalized Subsequent to Acquisition Carrying Costs	39,801
Gross Amount at Which Carried at Close of Period Land	867,684
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,670,276
Gross Amount at Which Carried at Close of Period Total	2,537,960
Accumulated Depreciation	360,389
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Suffolk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Suffolk
Location	VA
Initial Cost [Abstract]
Land	816,986
Buildings, Improvements and Acquisition Fees	1,519,214
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	153
Gross Amount at Which Carried at Close of Period Land	816,986
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,519,367
Gross Amount at Which Carried at Close of Period Total	2,336,353
Accumulated Depreciation	311,464
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Williamsburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Williamsburg
Location	VA
Initial Cost [Abstract]
Land	651,167
Buildings, Improvements and Acquisition Fees	1,212,201
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	651,167
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,212,201
Gross Amount at Which Carried at Close of Period Total	1,863,368
Accumulated Depreciation	212,118
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Bluefield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bluefield
Location	VA
Initial Cost [Abstract]
Land	845,277
Buildings, Improvements and Acquisition Fees	1,571,754
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	845,277
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,571,754
Gross Amount at Which Carried at Close of Period Total	2,417,031
Accumulated Depreciation	322,208
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Chester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chester
Location	VA
Initial Cost [Abstract]
Land	541,628
Buildings, Improvements and Acquisition Fees	1,008,771
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	541,628
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,008,771
Gross Amount at Which Carried at Close of Period Total	1,550,399
Accumulated Depreciation	176,518
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | WI [Member] | Sturgeon Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sturgeon Bay
Location	WI
Initial Cost [Abstract]
Land	214,865
Buildings, Improvements and Acquisition Fees	477,221
Cost Capitalized Subsequent to Acquisition Improvements	34,385
Cost Capitalized Subsequent to Acquisition Carrying Costs	243
Gross Amount at Which Carried at Close of Period Land	214,865
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	511,849
Gross Amount at Which Carried at Close of Period Total	726,714
Accumulated Depreciation	470,949
Date Acquired	12/1/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Manchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	NH
Initial Cost [Abstract]
Land	266,337
Buildings, Improvements and Acquisition Fees	486,676
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	266,337
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	486,676
Gross Amount at Which Carried at Close of Period Total	753,013
Accumulated Depreciation	195,480
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Dover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dover
Location	NH
Initial Cost [Abstract]
Land	687,917
Buildings, Improvements and Acquisition Fees	1,280,378
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	687,917
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,280,378
Gross Amount at Which Carried at Close of Period Total	1,968,295
Accumulated Depreciation	224,049
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Concord [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Concord
Location	NH
Initial Cost [Abstract]
Land	577,667
Buildings, Improvements and Acquisition Fees	1,075,628
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	577,667
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,075,628
Gross Amount at Which Carried at Close of Period Total	1,653,295
Accumulated Depreciation	188,218
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Portsmouth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portsmouth
Location	NH
Initial Cost [Abstract]
Land	391,650
Buildings, Improvements and Acquisition Fees	730,167
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	334
Gross Amount at Which Carried at Close of Period Land	391,650
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	730,501
Gross Amount at Which Carried at Close of Period Total	1,122,151
Accumulated Depreciation	127,771
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Rochester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochester
Location	NH
Initial Cost [Abstract]
Land	262,059
Buildings, Improvements and Acquisition Fees	695,771
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,059
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	695,771
Gross Amount at Which Carried at Close of Period Total	957,830
Accumulated Depreciation	279,466
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Concord1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Concord
Location	NH
Initial Cost [Abstract]
Land	849,884
Buildings, Improvements and Acquisition Fees	1,581,175
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	849,884
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,581,175
Gross Amount at Which Carried at Close of Period Total	2,431,059
Accumulated Depreciation	276,688
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Keene [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Keene
Location	NH
Initial Cost [Abstract]
Land	253,769
Buildings, Improvements and Acquisition Fees	310,470
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	253,769
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	310,470
Gross Amount at Which Carried at Close of Period Total	564,239
Accumulated Depreciation	124,704
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Laconia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Laconia
Location	NH
Initial Cost [Abstract]
Land	330,520
Buildings, Improvements and Acquisition Fees	467,594
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,520
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	467,594
Gross Amount at Which Carried at Close of Period Total	798,114
Accumulated Depreciation	187,815
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | North Conway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Conway
Location	NH
Initial Cost [Abstract]
Land	473,031
Buildings, Improvements and Acquisition Fees	607,020
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	473,031
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	607,020
Gross Amount at Which Carried at Close of Period Total	1,080,051
Accumulated Depreciation	243,818
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Pineville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pineville
Location	LA
Initial Cost [Abstract]
Land	1,136,612
Buildings, Improvements and Acquisition Fees	2,113,040
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,136,612
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,113,040
Gross Amount at Which Carried at Close of Period Total	3,249,652
Accumulated Depreciation	433,172
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Alexandria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alexandria
Location	LA
Initial Cost [Abstract]
Land	1,270,223
Buildings, Improvements and Acquisition Fees	2,361,174
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,270,223
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,361,174
Gross Amount at Which Carried at Close of Period Total	3,631,397
Accumulated Depreciation	484,040
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Hammond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hammond
Location	LA
Initial Cost [Abstract]
Land	1,011,084
Buildings, Improvements and Acquisition Fees	1,879,972
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,011,084
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,879,972
Gross Amount at Which Carried at Close of Period Total	2,891,056
Accumulated Depreciation	385,393
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Houma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houma
Location	LA
Initial Cost [Abstract]
Land	1,061,671
Buildings, Improvements and Acquisition Fees	1,973,864
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,061,671
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,973,864
Gross Amount at Which Carried at Close of Period Total	3,035,535
Accumulated Depreciation	404,641
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Jennings [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jennings
Location	LA
Initial Cost [Abstract]
Land	107,120
Buildings, Improvements and Acquisition Fees	496,636
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	107,120
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	496,804
Gross Amount at Which Carried at Close of Period Total	603,924
Accumulated Depreciation	496,659
Date Acquired	10/17/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Morgan City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Morgan City
Location	LA
Initial Cost [Abstract]
Land	832,895
Buildings, Improvements and Acquisition Fees	1,548,993
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	832,895
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,548,993
Gross Amount at Which Carried at Close of Period Total	2,381,888
Accumulated Depreciation	317,542
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | New Iberia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Iberia
Location	LA
Initial Cost [Abstract]
Land	917,582
Buildings, Improvements and Acquisition Fees	1,706,269
Cost Capitalized Subsequent to Acquisition Improvements	80,944
Cost Capitalized Subsequent to Acquisition Carrying Costs	30,339
Gross Amount at Which Carried at Close of Period Land	917,582
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,817,552
Gross Amount at Which Carried at Close of Period Total	2,735,134
Accumulated Depreciation	352,292
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Opelousas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Opelousas
Location	LA
Initial Cost [Abstract]
Land	949,157
Buildings, Improvements and Acquisition Fees	1,764,908
Cost Capitalized Subsequent to Acquisition Improvements	36,600
Cost Capitalized Subsequent to Acquisition Carrying Costs	20,658
Gross Amount at Which Carried at Close of Period Land	949,157
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,822,166
Gross Amount at Which Carried at Close of Period Total	2,771,323
Accumulated Depreciation	382,130
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Ruston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ruston
Location	LA
Initial Cost [Abstract]
Land	982,427
Buildings, Improvements and Acquisition Fees	1,826,696
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	982,427
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,826,696
Gross Amount at Which Carried at Close of Period Total	2,809,123
Accumulated Depreciation	374,471
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Zachary [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Zachary
Location	LA
Initial Cost [Abstract]
Land	898,306
Buildings, Improvements and Acquisition Fees	1,670,527
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	898,306
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,670,527
Gross Amount at Which Carried at Close of Period Total	2,568,833
Accumulated Depreciation	342,457
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | ME [Member] | Waterville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waterville
Location	ME
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	717,653
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	717,653
Gross Amount at Which Carried at Close of Period Total	717,653
Accumulated Depreciation	125,567
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | ME [Member] | Windham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Windham
Location	ME
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	831,301
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	832,301
Gross Amount at Which Carried at Close of Period Total	832,301
Accumulated Depreciation	145,889
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | WV [Member] | Parkersburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parkersburg
Location	WV
Initial Cost [Abstract]
Land	722,732
Buildings, Improvements and Acquisition Fees	1,343,920
Cost Capitalized Subsequent to Acquisition Improvements	2,107
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,667
Gross Amount at Which Carried at Close of Period Land	722,732
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,362,694
Gross Amount at Which Carried at Close of Period Total	2,085,426
Accumulated Depreciation	275,784
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AR [Member] | Conway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Conway
Location	AR
Initial Cost [Abstract]
Land	941,465
Buildings, Improvements and Acquisition Fees	1,750,100
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	941,465
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,750,100
Gross Amount at Which Carried at Close of Period Total	2,691,565
Accumulated Depreciation	358,769
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AR [Member] | El Dorado [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	El Dorado
Location	AR
Initial Cost [Abstract]
Land	907,534
Buildings, Improvements and Acquisition Fees	1,687,608
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	149
Gross Amount at Which Carried at Close of Period Land	907,534
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,687,757
Gross Amount at Which Carried at Close of Period Total	2,595,291
Accumulated Depreciation	345,973
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AR [Member] | Russellville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Russellville
Location	AR
Initial Cost [Abstract]
Land	864,497
Buildings, Improvements and Acquisition Fees	1,607,158
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	864,497
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,607,158
Gross Amount at Which Carried at Close of Period Total	2,471,655
Accumulated Depreciation	329,466
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | RI [Member] | Cranston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cranston
Location	RI
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	790,899
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	790,899
Gross Amount at Which Carried at Close of Period Total	790,899
Accumulated Depreciation	216,105
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | RI [Member] | North Providence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Providence
Location	RI
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	790,921
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	790,921
Gross Amount at Which Carried at Close of Period Total	790,921
Accumulated Depreciation	199,504
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | RI [Member] | Pawtucket [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pawtucket
Location	RI
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	457,462
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	457,462
Gross Amount at Which Carried at Close of Period Total	457,462
Accumulated Depreciation	104,326
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VT [Member] | Bennington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bennington
Location	VT
Initial Cost [Abstract]
Land	118,823
Buildings, Improvements and Acquisition Fees	673,551
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	118,823
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	673,551
Gross Amount at Which Carried at Close of Period Total	792,374
Accumulated Depreciation	270,541
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VT [Member] | Brattleboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brattleboro
Location	VT
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	738,115
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	738,115
Gross Amount at Which Carried at Close of Period Total	738,115
Accumulated Depreciation	191,699
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VT [Member] | Rutland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rutland
Location	VT
Initial Cost [Abstract]
Land	812,197
Buildings, Improvements and Acquisition Fees	1,511,184
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	812,197
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,511,184
Gross Amount at Which Carried at Close of Period Total	2,323,381
Accumulated Depreciation	264,440
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VT [Member] | Williston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Williston
Location	VT
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,197,659
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,197,659
Gross Amount at Which Carried at Close of Period Total	1,197,659
Accumulated Depreciation	260,820
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | WY [Member] | Laramie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Laramie
Location	WY
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	466,417
Cost Capitalized Subsequent to Acquisition Improvements	3,195
Cost Capitalized Subsequent to Acquisition Carrying Costs	72
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	469,684
Gross Amount at Which Carried at Close of Period Total	679,684
Accumulated Depreciation	404,215
Date Acquired	3/12/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	704,014
Buildings, Improvements and Acquisition Fees	1,307,998
Cost Capitalized Subsequent to Acquisition Improvements	(145,542)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	558,472
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,307,998
Gross Amount at Which Carried at Close of Period Total	1,866,470
Accumulated Depreciation	228,898
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Phoenix1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	766,680
Buildings, Improvements and Acquisition Fees	1,424,378
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	766,680
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,424,378
Gross Amount at Which Carried at Close of Period Total	2,191,058
Accumulated Depreciation	249,264
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Tucson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	463,231
Buildings, Improvements and Acquisition Fees	860,982
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	463,231
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	860,982
Gross Amount at Which Carried at Close of Period Total	1,324,213
Accumulated Depreciation	150,670
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Tucson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	496,194
Buildings, Improvements and Acquisition Fees	922,053
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	496,194
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	922,053
Gross Amount at Which Carried at Close of Period Total	1,418,247
Accumulated Depreciation	161,357
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Phoenix2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	813,750
Buildings, Improvements and Acquisition Fees	1,511,928
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	813,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,511,928
Gross Amount at Which Carried at Close of Period Total	2,325,678
Accumulated Depreciation	264,585
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Tempe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tempe
Location	AZ
Initial Cost [Abstract]
Land	525,463
Buildings, Improvements and Acquisition Fees	976,404
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	525,463
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	976,404
Gross Amount at Which Carried at Close of Period Total	1,501,867
Accumulated Depreciation	170,869
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Tucson2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	107,393
Buildings, Improvements and Acquisition Fees	500,154
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	61
Gross Amount at Which Carried at Close of Period Land	107,393
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	500,215
Gross Amount at Which Carried at Close of Period Total	607,608
Accumulated Depreciation	498,366
Date Acquired	1/17/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Yuma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yuma
Location	AZ
Initial Cost [Abstract]
Land	236,121
Buildings, Improvements and Acquisition Fees	541,651
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	236,121
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	541,651
Gross Amount at Which Carried at Close of Period Total	777,772
Accumulated Depreciation	295,196
Date Acquired	5/28/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Glendale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glendale
Location	AZ
Initial Cost [Abstract]
Land	740,707
Buildings, Improvements and Acquisition Fees	1,376,143
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	740,707
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,376,143
Gross Amount at Which Carried at Close of Period Total	2,116,850
Accumulated Depreciation	240,823
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CA [Member] | Sacramento [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sacramento
Location	CA
Initial Cost [Abstract]
Land	386,793
Buildings, Improvements and Acquisition Fees	417,290
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	127
Gross Amount at Which Carried at Close of Period Land	386,793
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	417,417
Gross Amount at Which Carried at Close of Period Total	804,210
Accumulated Depreciation	224,766
Date Acquired	7/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CA [Member] | Rancho Cucamonga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rancho Cucamonga
Location	CA
Initial Cost [Abstract]
Land	95,192
Buildings, Improvements and Acquisition Fees	441,334
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	5
Gross Amount at Which Carried at Close of Period Land	95,192
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	441,339
Gross Amount at Which Carried at Close of Period Total	536,531
Accumulated Depreciation	441,335
Date Acquired	12/20/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CA [Member] | Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riverside
Location	CA
Initial Cost [Abstract]
Land	90,000
Buildings, Improvements and Acquisition Fees	170,394
Cost Capitalized Subsequent to Acquisition Improvements	135,301
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	90,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	305,695
Gross Amount at Which Carried at Close of Period Total	395,695
Accumulated Depreciation	224,742
Date Acquired	12/9/1976
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CA [Member] | Barstow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Barstow
Location	CA
Initial Cost [Abstract]
Land	689,842
Buildings, Improvements and Acquisition Fees	690,204
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	689,842
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	690,204
Gross Amount at Which Carried at Close of Period Total	1,380,046
Accumulated Depreciation	366,961
Date Acquired	9/24/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CA [Member] | Fresno [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fresno
Location	CA
Initial Cost [Abstract]
Land	561,502
Buildings, Improvements and Acquisition Fees	1,043,688
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	561,502
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,043,688
Gross Amount at Which Carried at Close of Period Total	1,605,190
Accumulated Depreciation	182,641
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CA [Member] | Livermore [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Livermore
Location	CA
Initial Cost [Abstract]
Land	662,161
Buildings, Improvements and Acquisition Fees	823,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	662,161
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	823,242
Gross Amount at Which Carried at Close of Period Total	1,485,403
Accumulated Depreciation	437,694
Date Acquired	9/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CA [Member] | San Ramon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Ramon
Location	CA
Initial Cost [Abstract]
Land	406,000
Buildings, Improvements and Acquisition Fees	1,126,930
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	406,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,126,930
Gross Amount at Which Carried at Close of Period Total	1,532,930
Accumulated Depreciation	1,126,930
Date Acquired	12/8/1983
Life on which depreciation in latest Income Statement is computed (in months)	180
Restaurants - quick service [Member] | CT [Member] | Meriden [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meriden
Location	CT
Initial Cost [Abstract]
Land	369,482
Buildings, Improvements and Acquisition Fees	687,116
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	369,482
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	687,116
Gross Amount at Which Carried at Close of Period Total	1,056,598
Accumulated Depreciation	120,243
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	FL
Initial Cost [Abstract]
Land	150,210
Buildings, Improvements and Acquisition Fees	693,445
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	253
Gross Amount at Which Carried at Close of Period Land	150,210
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	693,698
Gross Amount at Which Carried at Close of Period Total	843,908
Accumulated Depreciation	693,562
Date Acquired	9/13/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	962,500
Buildings, Improvements and Acquisition Fees	1,788,133
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	962,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,788,133
Gross Amount at Which Carried at Close of Period Total	2,750,633
Accumulated Depreciation	312,922
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Tampa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	1,300,785
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,300,785
Gross Amount at Which Carried at Close of Period Total	2,000,785
Accumulated Depreciation	227,635
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Tampa2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	545,211
Buildings, Improvements and Acquisition Fees	1,013,321
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	545,211
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,013,321
Gross Amount at Which Carried at Close of Period Total	1,558,532
Accumulated Depreciation	177,329
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Lakeland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeland
Location	FL
Initial Cost [Abstract]
Land	310,000
Buildings, Improvements and Acquisition Fees	519,387
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	519,387
Gross Amount at Which Carried at Close of Period Total	829,387
Accumulated Depreciation	7,791
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	600,000
Buildings, Improvements and Acquisition Fees	949,489
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	600,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	949,489
Gross Amount at Which Carried at Close of Period Total	1,549,489
Accumulated Depreciation	479,713
Date of Construction	5/27/1999
Date Acquired	12/18/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Oviedo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oviedo
Location	FL
Initial Cost [Abstract]
Land	204,200
Buildings, Improvements and Acquisition Fees	911,338
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	204,200
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	911,338
Gross Amount at Which Carried at Close of Period Total	1,115,538
Accumulated Depreciation	430,002
Date of Construction	3/27/2000
Date Acquired	8/24/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Panama City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Panama City
Location	FL
Initial Cost [Abstract]
Land	202,047
Buildings, Improvements and Acquisition Fees	375,424
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	202,047
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	375,424
Gross Amount at Which Carried at Close of Period Total	577,471
Accumulated Depreciation	78,213
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Tallahassee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tallahassee
Location	FL
Initial Cost [Abstract]
Land	385,000
Buildings, Improvements and Acquisition Fees	715,857
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	385,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	715,857
Gross Amount at Which Carried at Close of Period Total	1,100,857
Accumulated Depreciation	115,729
Date Acquired	12/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Tallahassee1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tallahassee
Location	FL
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	325,857
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,857
Gross Amount at Which Carried at Close of Period Total	500,857
Accumulated Depreciation	52,679
Date Acquired	12/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Clearwater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clearwater
Location	FL
Initial Cost [Abstract]
Land	484,090
Buildings, Improvements and Acquisition Fees	899,658
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	484,090
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	899,658
Gross Amount at Which Carried at Close of Period Total	1,383,748
Accumulated Depreciation	157,438
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Margate [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Margate
Location	FL
Initial Cost [Abstract]
Land	688,583
Buildings, Improvements and Acquisition Fees	1,279,430
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	688,583
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,279,430
Gross Amount at Which Carried at Close of Period Total	1,968,013
Accumulated Depreciation	223,899
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Lakeland1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeland
Location	FL
Initial Cost [Abstract]
Land	530,000
Buildings, Improvements and Acquisition Fees	556,704
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	530,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	556,704
Gross Amount at Which Carried at Close of Period Total	1,086,704
Accumulated Depreciation	8,351
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | New Port Richey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Port Richey
Location	FL
Initial Cost [Abstract]
Land	260,000
Buildings, Improvements and Acquisition Fees	579,385
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	260,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	579,385
Gross Amount at Which Carried at Close of Period Total	839,385
Accumulated Depreciation	8,691
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Palm Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palm Bay
Location	FL
Initial Cost [Abstract]
Land	330,000
Buildings, Improvements and Acquisition Fees	556,668
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	556,668
Gross Amount at Which Carried at Close of Period Total	886,668
Accumulated Depreciation	284,950
Date of Construction	2/17/1999
Date Acquired	12/29/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Miami [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Miami
Location	FL
Initial Cost [Abstract]
Land	962,500
Buildings, Improvements and Acquisition Fees	1,788,139
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	962,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,788,139
Gross Amount at Which Carried at Close of Period Total	2,750,639
Accumulated Depreciation	312,922
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Pembroke Pines [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pembroke Pines
Location	FL
Initial Cost [Abstract]
Land	741,074
Buildings, Improvements and Acquisition Fees	1,376,913
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	741,074
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,376,913
Gross Amount at Which Carried at Close of Period Total	2,117,987
Accumulated Depreciation	240,958
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Chipley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chipley
Location	FL
Initial Cost [Abstract]
Land	270,439
Buildings, Improvements and Acquisition Fees	502,655
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	270,439
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	502,655
Gross Amount at Which Carried at Close of Period Total	773,094
Accumulated Depreciation	208,596
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Clearwater1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clearwater
Location	FL
Initial Cost [Abstract]
Land	370,000
Buildings, Improvements and Acquisition Fees	512,393
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	370,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	512,393
Gross Amount at Which Carried at Close of Period Total	882,393
Accumulated Depreciation	7,686
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Cutler Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cutler Bay
Location	FL
Initial Cost [Abstract]
Land	962,500
Buildings, Improvements and Acquisition Fees	1,788,329
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	962,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,788,329
Gross Amount at Which Carried at Close of Period Total	2,750,829
Accumulated Depreciation	312,955
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Dade City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dade City
Location	FL
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	387,991
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	387,991
Gross Amount at Which Carried at Close of Period Total	527,991
Accumulated Depreciation	5,820
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | DeFuniak [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	DeFuniak
Location	FL
Initial Cost [Abstract]
Land	269,554
Buildings, Improvements and Acquisition Fees	501,010
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,554
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	501,010
Gross Amount at Which Carried at Close of Period Total	770,564
Accumulated Depreciation	207,914
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Dunedin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dunedin
Location	FL
Initial Cost [Abstract]
Land	440,000
Buildings, Improvements and Acquisition Fees	100,727
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	440,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	100,727
Gross Amount at Which Carried at Close of Period Total	540,727
Accumulated Depreciation	1,511
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Lake Mary [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake Mary
Location	FL
Initial Cost [Abstract]
Land	774,043
Buildings, Improvements and Acquisition Fees	1,438,165
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	774,043
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,438,165
Gross Amount at Which Carried at Close of Period Total	2,212,208
Accumulated Depreciation	251,676
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Lake Placid [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake Placid
Location	FL
Initial Cost [Abstract]
Land	220,000
Buildings, Improvements and Acquisition Fees	206,076
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	220,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	206,076
Gross Amount at Which Carried at Close of Period Total	426,076
Accumulated Depreciation	3,091
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Lakeland2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeland
Location	FL
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	288,777
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	288,777
Gross Amount at Which Carried at Close of Period Total	458,777
Accumulated Depreciation	4,332
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Miami Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Miami Beach
Location	FL
Initial Cost [Abstract]
Land	786,510
Buildings, Improvements and Acquisition Fees	1,461,294
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	786,510
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,461,294
Gross Amount at Which Carried at Close of Period Total	2,247,804
Accumulated Depreciation	255,725
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | North Miami Bch. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Miami Bch.
Location	FL
Initial Cost [Abstract]
Land	505,870
Buildings, Improvements and Acquisition Fees	940,302
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	505,870
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	940,302
Gross Amount at Which Carried at Close of Period Total	1,446,172
Accumulated Depreciation	164,550
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Oviedo1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oviedo
Location	FL
Initial Cost [Abstract]
Land	465,993
Buildings, Improvements and Acquisition Fees	866,048
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	465,993
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	866,048
Gross Amount at Which Carried at Close of Period Total	1,332,041
Accumulated Depreciation	151,557
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Oviedo2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oviedo
Location	FL
Initial Cost [Abstract]
Land	456,108
Buildings, Improvements and Acquisition Fees	847,515
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	18
Gross Amount at Which Carried at Close of Period Land	456,108
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	847,533
Gross Amount at Which Carried at Close of Period Total	1,303,641
Accumulated Depreciation	207,652
Date Acquired	11/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Seffner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Seffner
Location	FL
Initial Cost [Abstract]
Land	200,000
Buildings, Improvements and Acquisition Fees	209,679
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	209,679
Gross Amount at Which Carried at Close of Period Total	409,679
Accumulated Depreciation	3,145
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | St. Petersburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Petersburg
Location	FL
Initial Cost [Abstract]
Land	379,455
Buildings, Improvements and Acquisition Fees	705,487
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	379,455
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	705,487
Gross Amount at Which Carried at Close of Period Total	1,084,942
Accumulated Depreciation	123,458
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | St. Petersburg1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Petersburg
Location	FL
Initial Cost [Abstract]
Land	370,000
Buildings, Improvements and Acquisition Fees	675,403
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	370,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	675,403
Gross Amount at Which Carried at Close of Period Total	1,045,403
Accumulated Depreciation	10,131
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Tampa3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	470,000
Buildings, Improvements and Acquisition Fees	208,666
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	470,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	208,666
Gross Amount at Which Carried at Close of Period Total	678,666
Accumulated Depreciation	3,130
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Tampa4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	430,000
Buildings, Improvements and Acquisition Fees	589,949
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	430,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	589,949
Gross Amount at Which Carried at Close of Period Total	1,019,949
Accumulated Depreciation	8,849
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Venice [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Venice
Location	FL
Initial Cost [Abstract]
Land	340,000
Buildings, Improvements and Acquisition Fees	28,239
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	340,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	28,239
Gross Amount at Which Carried at Close of Period Total	368,239
Accumulated Depreciation	424
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Wauchula [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wauchula
Location	FL
Initial Cost [Abstract]
Land	260,000
Buildings, Improvements and Acquisition Fees	324,525
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	260,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	324,525
Gross Amount at Which Carried at Close of Period Total	584,525
Accumulated Depreciation	4,868
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Zephyrhills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Zephyrhills
Location	FL
Initial Cost [Abstract]
Land	220,000
Buildings, Improvements and Acquisition Fees	662,046
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	220,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	662,046
Gross Amount at Which Carried at Close of Period Total	882,046
Accumulated Depreciation	9,931
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NY [Member] | Amherst [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Amherst
Location	NY
Initial Cost [Abstract]
Land	412,349
Buildings, Improvements and Acquisition Fees	767,082
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	412,349
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	767,082
Gross Amount at Which Carried at Close of Period Total	1,179,431
Accumulated Depreciation	134,237
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NY [Member] | Buffalo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Buffalo
Location	NY
Initial Cost [Abstract]
Land	317,454
Buildings, Improvements and Acquisition Fees	591,060
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	317,454
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	591,060
Gross Amount at Which Carried at Close of Period Total	908,514
Accumulated Depreciation	103,431
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NY [Member] | Watertown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Watertown
Location	NY
Initial Cost [Abstract]
Land	139,199
Buildings, Improvements and Acquisition Fees	645,355
Cost Capitalized Subsequent to Acquisition Improvements	8,649
Cost Capitalized Subsequent to Acquisition Carrying Costs	280
Gross Amount at Which Carried at Close of Period Land	139,199
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	654,284
Gross Amount at Which Carried at Close of Period Total	793,483
Accumulated Depreciation	647,344
Date Acquired	8/18/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Dallas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas
Location	TX
Initial Cost [Abstract]
Land	242,025
Buildings, Improvements and Acquisition Fees	479,170
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	242,025
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	479,170
Gross Amount at Which Carried at Close of Period Total	721,195
Accumulated Depreciation	391,463
Date Acquired	6/25/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Fort Worth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	423,281
Buildings, Improvements and Acquisition Fees	382,059
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	423,281
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	382,059
Gross Amount at Which Carried at Close of Period Total	805,340
Accumulated Depreciation	257,890
Date Acquired	2/10/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	113,693
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	113,693
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	0
Gross Amount at Which Carried at Close of Period Total	113,693
Accumulated Depreciation	0
Date Acquired	3/7/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Hurst [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hurst
Location	TX
Initial Cost [Abstract]
Land	215,623
Buildings, Improvements and Acquisition Fees	401,245
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	215,623
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	401,245
Gross Amount at Which Carried at Close of Period Total	616,868
Accumulated Depreciation	70,216
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Lewisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lewisville
Location	TX
Initial Cost [Abstract]
Land	448,000
Buildings, Improvements and Acquisition Fees	832,667
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	448,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	832,667
Gross Amount at Which Carried at Close of Period Total	1,280,667
Accumulated Depreciation	145,715
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Arlington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	560,000
Buildings, Improvements and Acquisition Fees	1,040,667
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	560,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,040,667
Gross Amount at Which Carried at Close of Period Total	1,600,667
Accumulated Depreciation	182,115
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Houston1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	962,500
Buildings, Improvements and Acquisition Fees	1,788,491
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	962,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,788,491
Gross Amount at Which Carried at Close of Period Total	2,750,991
Accumulated Depreciation	312,984
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Houston2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	441,943
Buildings, Improvements and Acquisition Fees	821,760
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	441,943
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	821,760
Gross Amount at Which Carried at Close of Period Total	1,263,703
Accumulated Depreciation	143,806
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Houston3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	335,664
Buildings, Improvements and Acquisition Fees	624,233
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	335,664
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	624,233
Gross Amount at Which Carried at Close of Period Total	959,897
Accumulated Depreciation	109,239
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Houston4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	194,994
Buildings, Improvements and Acquisition Fees	386,056
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	194,994
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	386,184
Gross Amount at Which Carried at Close of Period Total	581,178
Accumulated Depreciation	315,406
Date Acquired	6/25/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Houston5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	184,175
Buildings, Improvements and Acquisition Fees	364,636
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	184,175
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	364,764
Gross Amount at Which Carried at Close of Period Total	548,939
Accumulated Depreciation	297,907
Date Acquired	6/25/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Plano [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	840,000
Buildings, Improvements and Acquisition Fees	1,560,819
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	840,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,560,819
Gross Amount at Which Carried at Close of Period Total	2,400,819
Accumulated Depreciation	273,141
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Plano1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	581,637
Buildings, Improvements and Acquisition Fees	1,081,045
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	581,637
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,081,045
Gross Amount at Which Carried at Close of Period Total	1,662,682
Accumulated Depreciation	189,181
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Stafford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stafford
Location	TX
Initial Cost [Abstract]
Land	214,024
Buildings, Improvements and Acquisition Fees	423,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	214,024
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	423,861
Gross Amount at Which Carried at Close of Period Total	637,885
Accumulated Depreciation	346,186
Date Acquired	6/26/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Arlington1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	536,130
Buildings, Improvements and Acquisition Fees	996,532
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	536,130
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	996,532
Gross Amount at Which Carried at Close of Period Total	1,532,662
Accumulated Depreciation	174,391
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Arlington2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	269,284
Buildings, Improvements and Acquisition Fees	500,766
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,284
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	500,766
Gross Amount at Which Carried at Close of Period Total	770,050
Accumulated Depreciation	87,632
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Fort Worth1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	223,195
Buildings, Improvements and Acquisition Fees	492,067
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	54
Gross Amount at Which Carried at Close of Period Land	223,195
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	492,121
Gross Amount at Which Carried at Close of Period Total	715,316
Accumulated Depreciation	413,127
Date Acquired	6/26/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Grand Prairie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grand Prairie
Location	TX
Initial Cost [Abstract]
Land	280,000
Buildings, Improvements and Acquisition Fees	520,197
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	520,197
Gross Amount at Which Carried at Close of Period Total	800,197
Accumulated Depreciation	91,034
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Coppell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coppell
Location	TX
Initial Cost [Abstract]
Land	212,875
Buildings, Improvements and Acquisition Fees	396,007
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	212,875
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	396,007
Gross Amount at Which Carried at Close of Period Total	608,882
Accumulated Depreciation	69,299
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Santa Fe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Santa Fe
Location	TX
Initial Cost [Abstract]
Land	304,414
Buildings, Improvements and Acquisition Fees	623,331
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	304,414
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	623,331
Gross Amount at Which Carried at Close of Period Total	927,745
Accumulated Depreciation	343,813
Date Acquired	3/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Irving [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Irving
Location	TX
Initial Cost [Abstract]
Land	291,971
Buildings, Improvements and Acquisition Fees	543,094
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	291,971
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	543,094
Gross Amount at Which Carried at Close of Period Total	835,065
Accumulated Depreciation	95,039
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Killeen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Killeen
Location	TX
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	583,014
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	14,398
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	597,412
Gross Amount at Which Carried at Close of Period Total	859,912
Accumulated Depreciation	586,779
Date Acquired	5/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Lufkin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lufkin
Location	TX
Initial Cost [Abstract]
Land	128,842
Buildings, Improvements and Acquisition Fees	239,585
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	128,842
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	239,585
Gross Amount at Which Carried at Close of Period Total	368,427
Accumulated Depreciation	57,900
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Temple [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Temple
Location	TX
Initial Cost [Abstract]
Land	302,505
Buildings, Improvements and Acquisition Fees	291,414
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	302,505
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	291,414
Gross Amount at Which Carried at Close of Period Total	593,919
Accumulated Depreciation	196,704
Date Acquired	2/9/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Allen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Allen
Location	TX
Initial Cost [Abstract]
Land	165,000
Buildings, Improvements and Acquisition Fees	306,771
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	165,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	306,771
Gross Amount at Which Carried at Close of Period Total	471,771
Accumulated Depreciation	152,874
Date of Construction	7/9/1999
Date Acquired	5/28/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Dallas1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas
Location	TX
Initial Cost [Abstract]
Land	386,451
Buildings, Improvements and Acquisition Fees	718,361
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	386,451
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	718,361
Gross Amount at Which Carried at Close of Period Total	1,104,812
Accumulated Depreciation	125,711
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Ennis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ennis
Location	TX
Initial Cost [Abstract]
Land	173,250
Buildings, Improvements and Acquisition Fees	384,793
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	150
Gross Amount at Which Carried at Close of Period Land	173,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	384,943
Gross Amount at Which Carried at Close of Period Total	558,193
Accumulated Depreciation	369,646
Date Acquired	12/28/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Lumberton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lumberton
Location	TX
Initial Cost [Abstract]
Land	111,146
Buildings, Improvements and Acquisition Fees	206,720
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	111,146
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	206,720
Gross Amount at Which Carried at Close of Period Total	317,866
Accumulated Depreciation	49,957
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Porter [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Porter
Location	TX
Initial Cost [Abstract]
Land	227,067
Buildings, Improvements and Acquisition Fees	333,031
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	227,067
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	333,031
Gross Amount at Which Carried at Close of Period Total	560,098
Accumulated Depreciation	224,796
Date Acquired	2/9/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Sealy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sealy
Location	TX
Initial Cost [Abstract]
Land	197,871
Buildings, Improvements and Acquisition Fees	391,753
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	197,871
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,881
Gross Amount at Which Carried at Close of Period Total	589,752
Accumulated Depreciation	320,060
Date Acquired	6/25/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Spring [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Spring
Location	TX
Initial Cost [Abstract]
Land	378,654
Buildings, Improvements and Acquisition Fees	704,206
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	378,654
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	704,206
Gross Amount at Which Carried at Close of Period Total	1,082,860
Accumulated Depreciation	123,234
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Texarkana [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Texarkana
Location	TX
Initial Cost [Abstract]
Land	311,263
Buildings, Improvements and Acquisition Fees	578,266
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	311,263
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	578,266
Gross Amount at Which Carried at Close of Period Total	889,529
Accumulated Depreciation	239,978
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Vidor [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vidor
Location	TX
Initial Cost [Abstract]
Land	146,291
Buildings, Improvements and Acquisition Fees	271,990
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	146,291
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	271,990
Gross Amount at Which Carried at Close of Period Total	418,281
Accumulated Depreciation	65,731
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Littleton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Littleton
Location	CO
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	1,301,370
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,301,370
Gross Amount at Which Carried at Close of Period Total	2,001,370
Accumulated Depreciation	227,738
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Lakewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakewood
Location	CO
Initial Cost [Abstract]
Land	510,000
Buildings, Improvements and Acquisition Fees	124,971
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	510,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	124,971
Gross Amount at Which Carried at Close of Period Total	634,971
Accumulated Depreciation	1,875
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Aurora [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	CO
Initial Cost [Abstract]
Land	288,558
Buildings, Improvements and Acquisition Fees	537,322
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	288,558
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	537,322
Gross Amount at Which Carried at Close of Period Total	825,880
Accumulated Depreciation	94,027
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Broomfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Broomfield
Location	CO
Initial Cost [Abstract]
Land	444,277
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	444,277
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	0
Gross Amount at Which Carried at Close of Period Total	444,277
Accumulated Depreciation	0
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Aurora1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	CO
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	540,346
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	540,346
Gross Amount at Which Carried at Close of Period Total	750,346
Accumulated Depreciation	8,105
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Colorado Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado Springs
Location	CO
Initial Cost [Abstract]
Land	152,000
Buildings, Improvements and Acquisition Fees	704,736
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	152,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	704,736
Gross Amount at Which Carried at Close of Period Total	856,736
Accumulated Depreciation	704,736
Date Acquired	9/30/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Westminster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westminster
Location	CO
Initial Cost [Abstract]
Land	261,466
Buildings, Improvements and Acquisition Fees	487,102
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	261,466
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	487,102
Gross Amount at Which Carried at Close of Period Total	748,568
Accumulated Depreciation	85,240
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Lafayette [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lafayette
Location	CO
Initial Cost [Abstract]
Land	450,000
Buildings, Improvements and Acquisition Fees	59,281
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	450,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	59,281
Gross Amount at Which Carried at Close of Period Total	509,281
Accumulated Depreciation	889
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Brush [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brush
Location	CO
Initial Cost [Abstract]
Land	90,000
Buildings, Improvements and Acquisition Fees	220,976
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	90,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	220,976
Gross Amount at Which Carried at Close of Period Total	310,976
Accumulated Depreciation	3,315
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Fort Morgan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Morgan
Location	CO
Initial Cost [Abstract]
Land	80,000
Buildings, Improvements and Acquisition Fees	350,452
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	80,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	350,452
Gross Amount at Which Carried at Close of Period Total	430,452
Accumulated Depreciation	5,257
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Littleton1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Littleton
Location	CO
Initial Cost [Abstract]
Land	260,000
Buildings, Improvements and Acquisition Fees	508,347
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	260,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	508,347
Gross Amount at Which Carried at Close of Period Total	768,347
Accumulated Depreciation	7,625
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Littleton2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Littleton
Location	CO
Initial Cost [Abstract]
Land	470,000
Buildings, Improvements and Acquisition Fees	207,744
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	470,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	207,744
Gross Amount at Which Carried at Close of Period Total	677,744
Accumulated Depreciation	3,116
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Cumming [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cumming
Location	GA
Initial Cost [Abstract]
Land	520,000
Buildings, Improvements and Acquisition Fees	248,510
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	520,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	248,510
Gross Amount at Which Carried at Close of Period Total	768,510
Accumulated Depreciation	3,728
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Roswell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roswell
Location	GA
Initial Cost [Abstract]
Land	310,767
Buildings, Improvements and Acquisition Fees	578,088
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,767
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	578,088
Gross Amount at Which Carried at Close of Period Total	888,855
Accumulated Depreciation	101,162
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Albany [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albany
Location	GA
Initial Cost [Abstract]
Land	326,690
Buildings, Improvements and Acquisition Fees	607,247
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	326,690
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	607,247
Gross Amount at Which Carried at Close of Period Total	933,937
Accumulated Depreciation	146,751
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Duluth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Duluth
Location	GA
Initial Cost [Abstract]
Land	536,205
Buildings, Improvements and Acquisition Fees	996,521
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	536,205
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	996,521
Gross Amount at Which Carried at Close of Period Total	1,532,726
Accumulated Depreciation	174,389
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Marietta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	423,132
Buildings, Improvements and Acquisition Fees	786,530
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	423,132
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	786,530
Gross Amount at Which Carried at Close of Period Total	1,209,662
Accumulated Depreciation	137,641
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Norcross [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norcross
Location	GA
Initial Cost [Abstract]
Land	310,000
Buildings, Improvements and Acquisition Fees	286,762
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	286,762
Gross Amount at Which Carried at Close of Period Total	596,762
Accumulated Depreciation	4,301
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Lawrenceville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lawrenceville
Location	GA
Initial Cost [Abstract]
Land	220,000
Buildings, Improvements and Acquisition Fees	384,908
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	220,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	384,908
Gross Amount at Which Carried at Close of Period Total	604,908
Accumulated Depreciation	5,774
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Cairo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cairo
Location	GA
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	390,566
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,566
Gross Amount at Which Carried at Close of Period Total	600,566
Accumulated Depreciation	63,141
Date Acquired	12/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Thomasville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Thomasville
Location	GA
Initial Cost [Abstract]
Land	300,211
Buildings, Improvements and Acquisition Fees	558,074
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,211
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	558,074
Gross Amount at Which Carried at Close of Period Total	858,285
Accumulated Depreciation	134,867
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Waycross [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waycross
Location	GA
Initial Cost [Abstract]
Land	223,475
Buildings, Improvements and Acquisition Fees	415,563
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	223,475
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	415,563
Gross Amount at Which Carried at Close of Period Total	639,038
Accumulated Depreciation	100,427
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Buford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Buford
Location	GA
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	361,957
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	361,957
Gross Amount at Which Carried at Close of Period Total	761,957
Accumulated Depreciation	5,429
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Garden City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Garden City
Location	GA
Initial Cost [Abstract]
Land	197,225
Buildings, Improvements and Acquisition Fees	438,043
Cost Capitalized Subsequent to Acquisition Improvements	32,125
Cost Capitalized Subsequent to Acquisition Carrying Costs	433
Gross Amount at Which Carried at Close of Period Land	197,225
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	470,601
Gross Amount at Which Carried at Close of Period Total	667,826
Accumulated Depreciation	409,299
Date Acquired	4/20/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Lilburn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lilburn
Location	GA
Initial Cost [Abstract]
Land	237,822
Buildings, Improvements and Acquisition Fees	442,409
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	237,822
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	442,409
Gross Amount at Which Carried at Close of Period Total	680,231
Accumulated Depreciation	77,419
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Lilburn1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lilburn
Location	GA
Initial Cost [Abstract]
Land	380,000
Buildings, Improvements and Acquisition Fees	338,634
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	380,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,634
Gross Amount at Which Carried at Close of Period Total	718,634
Accumulated Depreciation	5,080
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Loganville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Loganville
Location	GA
Initial Cost [Abstract]
Land	340,000
Buildings, Improvements and Acquisition Fees	422,840
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	340,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	422,840
Gross Amount at Which Carried at Close of Period Total	762,840
Accumulated Depreciation	6,343
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Oakwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oakwood
Location	GA
Initial Cost [Abstract]
Land	440,000
Buildings, Improvements and Acquisition Fees	100,481
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	440,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	100,481
Gross Amount at Which Carried at Close of Period Total	540,481
Accumulated Depreciation	1,507
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Washington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Washington
Location	GA
Initial Cost [Abstract]
Land	292,628
Buildings, Improvements and Acquisition Fees	543,862
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	292,628
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	543,862
Gross Amount at Which Carried at Close of Period Total	836,490
Accumulated Depreciation	225,697
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Winder [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winder
Location	GA
Initial Cost [Abstract]
Land	230,000
Buildings, Improvements and Acquisition Fees	429,116
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	429,116
Gross Amount at Which Carried at Close of Period Total	659,116
Accumulated Depreciation	6,437
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Olive Branch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Olive Branch
Location	MS
Initial Cost [Abstract]
Land	332,234
Buildings, Improvements and Acquisition Fees	617,192
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	332,234
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	617,192
Gross Amount at Which Carried at Close of Period Total	949,426
Accumulated Depreciation	130,639
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Canton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canton
Location	MS
Initial Cost [Abstract]
Land	163,193
Buildings, Improvements and Acquisition Fees	303,268
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	163,193
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	303,268
Gross Amount at Which Carried at Close of Period Total	466,461
Accumulated Depreciation	64,192
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	MS
Initial Cost [Abstract]
Land	128,409
Buildings, Improvements and Acquisition Fees	238,775
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	128,409
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	238,775
Gross Amount at Which Carried at Close of Period Total	367,184
Accumulated Depreciation	57,704
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Columbus1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	MS
Initial Cost [Abstract]
Land	117,411
Buildings, Improvements and Acquisition Fees	218,350
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	117,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	218,350
Gross Amount at Which Carried at Close of Period Total	335,761
Accumulated Depreciation	52,767
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	MS
Initial Cost [Abstract]
Land	292,868
Buildings, Improvements and Acquisition Fees	543,912
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	292,868
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	543,912
Gross Amount at Which Carried at Close of Period Total	836,780
Accumulated Depreciation	115,128
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	MS
Initial Cost [Abstract]
Land	311,324
Buildings, Improvements and Acquisition Fees	578,378
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	311,324
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	578,378
Gross Amount at Which Carried at Close of Period Total	889,702
Accumulated Depreciation	240,024
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	MS
Initial Cost [Abstract]
Land	226,962
Buildings, Improvements and Acquisition Fees	421,695
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	226,962
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,695
Gross Amount at Which Carried at Close of Period Total	648,657
Accumulated Depreciation	89,259
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	MS
Initial Cost [Abstract]
Land	237,982
Buildings, Improvements and Acquisition Fees	442,154
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	237,982
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	442,154
Gross Amount at Which Carried at Close of Period Total	680,136
Accumulated Depreciation	93,589
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Pearl [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pearl
Location	MS
Initial Cost [Abstract]
Land	334,822
Buildings, Improvements and Acquisition Fees	621,994
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,822
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	621,994
Gross Amount at Which Carried at Close of Period Total	956,816
Accumulated Depreciation	227,025
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Tupelo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tupelo
Location	MS
Initial Cost [Abstract]
Land	166,869
Buildings, Improvements and Acquisition Fees	310,095
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	166,869
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	310,095
Gross Amount at Which Carried at Close of Period Total	476,964
Accumulated Depreciation	65,637
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Corinth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Corinth
Location	MS
Initial Cost [Abstract]
Land	285,607
Buildings, Improvements and Acquisition Fees	530,598
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	285,607
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	530,598
Gross Amount at Which Carried at Close of Period Total	816,205
Accumulated Depreciation	112,310
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Greenwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenwood
Location	MS
Initial Cost [Abstract]
Land	177,329
Buildings, Improvements and Acquisition Fees	329,520
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	177,329
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	329,520
Gross Amount at Which Carried at Close of Period Total	506,849
Accumulated Depreciation	69,749
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Flowood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flowood
Location	MS
Initial Cost [Abstract]
Land	154,733
Buildings, Improvements and Acquisition Fees	287,549
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	154,733
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	287,717
Gross Amount at Which Carried at Close of Period Total	442,450
Accumulated Depreciation	60,870
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Jackson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	MS
Initial Cost [Abstract]
Land	352,003
Buildings, Improvements and Acquisition Fees	653,900
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	352,003
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	653,900
Gross Amount at Which Carried at Close of Period Total	1,005,903
Accumulated Depreciation	136,229
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Newton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newton
Location	MS
Initial Cost [Abstract]
Land	284,350
Buildings, Improvements and Acquisition Fees	528,311
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	284,350
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	528,311
Gross Amount at Which Carried at Close of Period Total	812,661
Accumulated Depreciation	219,246
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Southaven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Southaven
Location	MS
Initial Cost [Abstract]
Land	498,426
Buildings, Improvements and Acquisition Fees	925,905
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	498,426
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	925,905
Gross Amount at Which Carried at Close of Period Total	1,424,331
Accumulated Depreciation	152,774
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Fulton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fulton
Location	MS
Initial Cost [Abstract]
Land	239,686
Buildings, Improvements and Acquisition Fees	445,337
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	239,686
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	445,337
Gross Amount at Which Carried at Close of Period Total	685,023
Accumulated Depreciation	184,812
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Vicksburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vicksburg
Location	MS
Initial Cost [Abstract]
Land	275,895
Buildings, Improvements and Acquisition Fees	512,632
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	275,895
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	512,632
Gross Amount at Which Carried at Close of Period Total	788,527
Accumulated Depreciation	108,507
Date Acquired	9/28/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Biloxi [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Biloxi
Location	MS
Initial Cost [Abstract]
Land	414,902
Buildings, Improvements and Acquisition Fees	770,725
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	414,902
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	770,725
Gross Amount at Which Carried at Close of Period Total	1,185,627
Accumulated Depreciation	163,137
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Carthage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carthage
Location	MS
Initial Cost [Abstract]
Land	157,803
Buildings, Improvements and Acquisition Fees	293,257
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	157,803
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	293,257
Gross Amount at Which Carried at Close of Period Total	451,060
Accumulated Depreciation	62,073
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Forest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Forest
Location	MS
Initial Cost [Abstract]
Land	106,457
Buildings, Improvements and Acquisition Fees	198,007
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	106,457
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	198,007
Gross Amount at Which Carried at Close of Period Total	304,464
Accumulated Depreciation	47,851
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Gautier [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gautier
Location	MS
Initial Cost [Abstract]
Land	241,995
Buildings, Improvements and Acquisition Fees	449,607
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	241,995
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	449,607
Gross Amount at Which Carried at Close of Period Total	691,602
Accumulated Depreciation	95,167
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Hernando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hernando
Location	MS
Initial Cost [Abstract]
Land	137,898
Buildings, Improvements and Acquisition Fees	256,282
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	137,898
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	256,282
Gross Amount at Which Carried at Close of Period Total	394,180
Accumulated Depreciation	54,246
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Indianola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianola
Location	MS
Initial Cost [Abstract]
Land	270,639
Buildings, Improvements and Acquisition Fees	502,822
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	270,639
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	502,822
Gross Amount at Which Carried at Close of Period Total	773,461
Accumulated Depreciation	208,668
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Iuka [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Iuka
Location	MS
Initial Cost [Abstract]
Land	139,243
Buildings, Improvements and Acquisition Fees	258,779
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	139,243
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	258,779
Gross Amount at Which Carried at Close of Period Total	398,022
Accumulated Depreciation	54,775
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Kosciusko [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kosciusko
Location	MS
Initial Cost [Abstract]
Land	311,422
Buildings, Improvements and Acquisition Fees	578,550
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	311,422
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	578,550
Gross Amount at Which Carried at Close of Period Total	889,972
Accumulated Depreciation	122,460
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Magee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Magee
Location	MS
Initial Cost [Abstract]
Land	264,395
Buildings, Improvements and Acquisition Fees	491,206
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	264,395
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	491,206
Gross Amount at Which Carried at Close of Period Total	755,601
Accumulated Depreciation	103,972
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Moss Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Moss Point
Location	MS
Initial Cost [Abstract]
Land	287,821
Buildings, Improvements and Acquisition Fees	534,713
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	287,821
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	534,713
Gross Amount at Which Carried at Close of Period Total	822,534
Accumulated Depreciation	113,181
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Natchez [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Natchez
Location	MS
Initial Cost [Abstract]
Land	402,589
Buildings, Improvements and Acquisition Fees	747,934
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	402,589
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	747,934
Gross Amount at Which Carried at Close of Period Total	1,150,523
Accumulated Depreciation	150,833
Date Acquired	12/21/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Olive Branch1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Olive Branch
Location	MS
Initial Cost [Abstract]
Land	362,276
Buildings, Improvements and Acquisition Fees	673,055
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	362,276
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	673,055
Gross Amount at Which Carried at Close of Period Total	1,035,331
Accumulated Depreciation	111,054
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Oxford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oxford
Location	MS
Initial Cost [Abstract]
Land	164,058
Buildings, Improvements and Acquisition Fees	304,873
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	164,058
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	304,873
Gross Amount at Which Carried at Close of Period Total	468,931
Accumulated Depreciation	64,532
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Oxford1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oxford
Location	MS
Initial Cost [Abstract]
Land	297,182
Buildings, Improvements and Acquisition Fees	552,097
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	297,182
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	552,097
Gross Amount at Which Carried at Close of Period Total	849,279
Accumulated Depreciation	115,020
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Pontotoc [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pontotoc
Location	MS
Initial Cost [Abstract]
Land	285,006
Buildings, Improvements and Acquisition Fees	529,492
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	285,006
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	529,492
Gross Amount at Which Carried at Close of Period Total	814,498
Accumulated Depreciation	112,076
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Starkville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Starkville
Location	MS
Initial Cost [Abstract]
Land	175,436
Buildings, Improvements and Acquisition Fees	326,005
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,436
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	326,005
Gross Amount at Which Carried at Close of Period Total	501,441
Accumulated Depreciation	69,004
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Tupelo1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tupelo
Location	MS
Initial Cost [Abstract]
Land	225,934
Buildings, Improvements and Acquisition Fees	419,857
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	225,934
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	419,857
Gross Amount at Which Carried at Close of Period Total	645,791
Accumulated Depreciation	88,870
Date Acquired	9/28/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | West Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Point
Location	MS
Initial Cost [Abstract]
Land	87,859
Buildings, Improvements and Acquisition Fees	163,468
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	87,859
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	163,468
Gross Amount at Which Carried at Close of Period Total	251,327
Accumulated Depreciation	39,504
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Wiggins [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wiggins
Location	MS
Initial Cost [Abstract]
Land	268,104
Buildings, Improvements and Acquisition Fees	498,095
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	268,104
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	498,095
Gross Amount at Which Carried at Close of Period Total	766,199
Accumulated Depreciation	105,430
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NC [Member] | Asheville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Asheville
Location	NC
Initial Cost [Abstract]
Land	264,226
Buildings, Improvements and Acquisition Fees	491,419
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	264,226
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	491,419
Gross Amount at Which Carried at Close of Period Total	755,645
Accumulated Depreciation	85,997
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NC [Member] | Winston-Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winston-Salem
Location	NC
Initial Cost [Abstract]
Land	353,239
Buildings, Improvements and Acquisition Fees	656,427
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	353,239
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	656,427
Gross Amount at Which Carried at Close of Period Total	1,009,666
Accumulated Depreciation	272,412
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NC [Member] | Wilkesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilkesboro
Location	NC
Initial Cost [Abstract]
Land	183,050
Buildings, Improvements and Acquisition Fees	406,562
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	139
Gross Amount at Which Carried at Close of Period Land	183,050
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	406,701
Gross Amount at Which Carried at Close of Period Total	589,751
Accumulated Depreciation	397,831
Date Acquired	7/24/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NC [Member] | Winston Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winston Salem
Location	NC
Initial Cost [Abstract]
Land	126,423
Buildings, Improvements and Acquisition Fees	235,323
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	126,423
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	235,323
Gross Amount at Which Carried at Close of Period Total	361,746
Accumulated Depreciation	56,869
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Manchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	TN
Initial Cost [Abstract]
Land	411,504
Buildings, Improvements and Acquisition Fees	764,222
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	411,504
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	764,222
Gross Amount at Which Carried at Close of Period Total	1,175,726
Accumulated Depreciation	159,213
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Bartlett [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bartlett
Location	TN
Initial Cost [Abstract]
Land	152,469
Buildings, Improvements and Acquisition Fees	283,343
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	152,469
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	283,343
Gross Amount at Which Carried at Close of Period Total	435,812
Accumulated Depreciation	59,974
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	TN
Initial Cost [Abstract]
Land	410,242
Buildings, Improvements and Acquisition Fees	761,878
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	410,242
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	761,878
Gross Amount at Which Carried at Close of Period Total	1,172,120
Accumulated Depreciation	158,725
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Hermitage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hermitage
Location	TN
Initial Cost [Abstract]
Land	341,251
Buildings, Improvements and Acquisition Fees	633,753
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	341,251
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	633,753
Gross Amount at Which Carried at Close of Period Total	975,004
Accumulated Depreciation	132,032
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Memphis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	148,386
Buildings, Improvements and Acquisition Fees	275,760
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	148,386
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	275,760
Gross Amount at Which Carried at Close of Period Total	424,146
Accumulated Depreciation	58,369
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Memphis1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	254,423
Buildings, Improvements and Acquisition Fees	472,680
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	254,423
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	472,680
Gross Amount at Which Carried at Close of Period Total	727,103
Accumulated Depreciation	98,475
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Memphis2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	309,358
Buildings, Improvements and Acquisition Fees	574,779
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	309,358
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	574,779
Gross Amount at Which Carried at Close of Period Total	884,137
Accumulated Depreciation	94,839
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Murfreesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murfreesboro
Location	TN
Initial Cost [Abstract]
Land	376,568
Buildings, Improvements and Acquisition Fees	699,340
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	376,568
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	699,340
Gross Amount at Which Carried at Close of Period Total	1,075,908
Accumulated Depreciation	145,696
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Nashville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nashville
Location	TN
Initial Cost [Abstract]
Land	147,915
Buildings, Improvements and Acquisition Fees	274,700
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	147,915
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	274,700
Gross Amount at Which Carried at Close of Period Total	422,615
Accumulated Depreciation	57,229
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Germantown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Germantown
Location	TN
Initial Cost [Abstract]
Land	356,774
Buildings, Improvements and Acquisition Fees	662,837
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	356,774
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	662,837
Gross Amount at Which Carried at Close of Period Total	1,019,611
Accumulated Depreciation	109,368
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	TN
Initial Cost [Abstract]
Land	126,158
Buildings, Improvements and Acquisition Fees	234,594
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	126,158
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	234,594
Gross Amount at Which Carried at Close of Period Total	360,752
Accumulated Depreciation	56,693
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Trenton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Trenton
Location	TN
Initial Cost [Abstract]
Land	174,379
Buildings, Improvements and Acquisition Fees	324,032
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	174,379
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	324,032
Gross Amount at Which Carried at Close of Period Total	498,411
Accumulated Depreciation	68,587
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Morristown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Morristown
Location	TN
Initial Cost [Abstract]
Land	182,935
Buildings, Improvements and Acquisition Fees	340,274
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	182,935
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	340,274
Gross Amount at Which Carried at Close of Period Total	523,209
Accumulated Depreciation	82,232
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Jackson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	TN
Initial Cost [Abstract]
Land	312,734
Buildings, Improvements and Acquisition Fees	581,049
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	312,734
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	581,049
Gross Amount at Which Carried at Close of Period Total	893,783
Accumulated Depreciation	95,873
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Murfreesboro1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murfreesboro
Location	TN
Initial Cost [Abstract]
Land	383,266
Buildings, Improvements and Acquisition Fees	712,027
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	383,266
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	712,027
Gross Amount at Which Carried at Close of Period Total	1,095,293
Accumulated Depreciation	143,592
Date Acquired	12/21/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Shelbyville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shelbyville
Location	TN
Initial Cost [Abstract]
Land	245,370
Buildings, Improvements and Acquisition Fees	455,687
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,370
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	455,687
Gross Amount at Which Carried at Close of Period Total	701,057
Accumulated Depreciation	94,935
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Antioch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Antioch
Location	TN
Initial Cost [Abstract]
Land	244,470
Buildings, Improvements and Acquisition Fees	454,016
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	244,470
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	454,016
Gross Amount at Which Carried at Close of Period Total	698,486
Accumulated Depreciation	94,587
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | McMinnville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	McMinnville
Location	TN
Initial Cost [Abstract]
Land	442,735
Buildings, Improvements and Acquisition Fees	635,260
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	442,735
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	635,260
Gross Amount at Which Carried at Close of Period Total	1,077,995
Accumulated Depreciation	128,092
Date Acquired	12/21/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Brownsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brownsville
Location	TN
Initial Cost [Abstract]
Land	289,379
Buildings, Improvements and Acquisition Fees	538,081
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	289,379
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	538,081
Gross Amount at Which Carried at Close of Period Total	827,460
Accumulated Depreciation	223,295
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Collierville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Collierville
Location	TN
Initial Cost [Abstract]
Land	433,503
Buildings, Improvements and Acquisition Fees	805,339
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	433,503
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	805,339
Gross Amount at Which Carried at Close of Period Total	1,238,842
Accumulated Depreciation	132,881
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Henderson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Henderson
Location	TN
Initial Cost [Abstract]
Land	155,954
Buildings, Improvements and Acquisition Fees	289,815
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	155,954
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	289,815
Gross Amount at Which Carried at Close of Period Total	445,769
Accumulated Depreciation	61,344
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Martin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Martin
Location	TN
Initial Cost [Abstract]
Land	173,616
Buildings, Improvements and Acquisition Fees	322,616
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	173,616
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	322,616
Gross Amount at Which Carried at Close of Period Total	496,232
Accumulated Depreciation	68,287
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Memphis3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	374,048
Buildings, Improvements and Acquisition Fees	694,918
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	374,048
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	694,918
Gross Amount at Which Carried at Close of Period Total	1,068,966
Accumulated Depreciation	114,661
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Milan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milan
Location	TN
Initial Cost [Abstract]
Land	138,159
Buildings, Improvements and Acquisition Fees	256,766
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,159
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	256,766
Gross Amount at Which Carried at Close of Period Total	394,925
Accumulated Depreciation	54,349
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Millington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Millington
Location	TN
Initial Cost [Abstract]
Land	285,613
Buildings, Improvements and Acquisition Fees	530,630
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	285,613
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	530,630
Gross Amount at Which Carried at Close of Period Total	816,243
Accumulated Depreciation	220,209
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Nashville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nashville
Location	TN
Initial Cost [Abstract]
Land	432,494
Buildings, Improvements and Acquisition Fees	803,203
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	432,494
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	803,203
Gross Amount at Which Carried at Close of Period Total	1,235,697
Accumulated Depreciation	167,334
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Nashville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nashville
Location	TN
Initial Cost [Abstract]
Land	350,983
Buildings, Improvements and Acquisition Fees	651,825
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,983
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,825
Gross Amount at Which Carried at Close of Period Total	1,002,808
Accumulated Depreciation	135,797
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Ripley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ripley
Location	TN
Initial Cost [Abstract]
Land	231,552
Buildings, Improvements and Acquisition Fees	430,232
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	231,552
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	430,232
Gross Amount at Which Carried at Close of Period Total	661,784
Accumulated Depreciation	178,543
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Sevierville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sevierville
Location	TN
Initial Cost [Abstract]
Land	423,790
Buildings, Improvements and Acquisition Fees	787,301
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	423,790
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	787,301
Gross Amount at Which Carried at Close of Period Total	1,211,091
Accumulated Depreciation	166,645
Date Acquired	9/28/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Montgomery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Montgomery
Location	AL
Initial Cost [Abstract]
Land	143,693
Buildings, Improvements and Acquisition Fees	267,060
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	143,693
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	267,060
Gross Amount at Which Carried at Close of Period Total	410,753
Accumulated Depreciation	56,528
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Hamilton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hamilton
Location	AL
Initial Cost [Abstract]
Land	214,198
Buildings, Improvements and Acquisition Fees	397,991
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	214,198
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	397,991
Gross Amount at Which Carried at Close of Period Total	612,189
Accumulated Depreciation	84,241
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	AL
Initial Cost [Abstract]
Land	226,108
Buildings, Improvements and Acquisition Fees	420,117
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	226,108
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	420,117
Gross Amount at Which Carried at Close of Period Total	646,225
Accumulated Depreciation	88,925
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Gardendale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gardendale
Location	AL
Initial Cost [Abstract]
Land	398,669
Buildings, Improvements and Acquisition Fees	740,568
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	398,669
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	740,568
Gross Amount at Which Carried at Close of Period Total	1,139,237
Accumulated Depreciation	307,333
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Hoover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hoover
Location	AL
Initial Cost [Abstract]
Land	251,434
Buildings, Improvements and Acquisition Fees	467,185
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	251,434
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	467,185
Gross Amount at Which Carried at Close of Period Total	718,619
Accumulated Depreciation	193,879
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Mobile [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mobile
Location	AL
Initial Cost [Abstract]
Land	286,333
Buildings, Improvements and Acquisition Fees	531,950
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	286,333
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	531,950
Gross Amount at Which Carried at Close of Period Total	818,283
Accumulated Depreciation	112,596
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Fort Payne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Payne
Location	AL
Initial Cost [Abstract]
Land	303,056
Buildings, Improvements and Acquisition Fees	563,001
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	303,056
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	563,001
Gross Amount at Which Carried at Close of Period Total	866,057
Accumulated Depreciation	233,643
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Gadsden [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gadsden
Location	AL
Initial Cost [Abstract]
Land	242,194
Buildings, Improvements and Acquisition Fees	449,977
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	242,194
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	449,977
Gross Amount at Which Carried at Close of Period Total	692,171
Accumulated Depreciation	95,245
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Alabaster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alabaster
Location	AL
Initial Cost [Abstract]
Land	335,197
Buildings, Improvements and Acquisition Fees	622,697
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	335,197
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,697
Gross Amount at Which Carried at Close of Period Total	957,894
Accumulated Depreciation	131,804
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Andalusia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Andalusia
Location	AL
Initial Cost [Abstract]
Land	252,403
Buildings, Improvements and Acquisition Fees	468,949
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	252,403
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	468,949
Gross Amount at Which Carried at Close of Period Total	721,352
Accumulated Depreciation	99,261
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Atmore [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Atmore
Location	AL
Initial Cost [Abstract]
Land	272,044
Buildings, Improvements and Acquisition Fees	505,636
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	272,044
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	505,636
Gross Amount at Which Carried at Close of Period Total	777,680
Accumulated Depreciation	209,833
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Attalla [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Attalla
Location	AL
Initial Cost [Abstract]
Land	148,993
Buildings, Improvements and Acquisition Fees	276,890
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	148,993
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	276,890
Gross Amount at Which Carried at Close of Period Total	425,883
Accumulated Depreciation	58,608
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Bessemer [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bessemer
Location	AL
Initial Cost [Abstract]
Land	172,438
Buildings, Improvements and Acquisition Fees	320,429
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	172,438
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	320,429
Gross Amount at Which Carried at Close of Period Total	492,867
Accumulated Depreciation	67,824
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Brent [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brent
Location	AL
Initial Cost [Abstract]
Land	134,432
Buildings, Improvements and Acquisition Fees	249,846
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	134,432
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	249,846
Gross Amount at Which Carried at Close of Period Total	384,278
Accumulated Depreciation	52,884
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Clanton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clanton
Location	AL
Initial Cost [Abstract]
Land	230,036
Buildings, Improvements and Acquisition Fees	427,391
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,036
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	427,391
Gross Amount at Which Carried at Close of Period Total	657,427
Accumulated Depreciation	177,365
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Demopolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Demopolis
Location	AL
Initial Cost [Abstract]
Land	251,349
Buildings, Improvements and Acquisition Fees	466,972
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	251,349
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,972
Gross Amount at Which Carried at Close of Period Total	718,321
Accumulated Depreciation	193,791
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Evergreen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Evergreen
Location	AL
Initial Cost [Abstract]
Land	148,982
Buildings, Improvements and Acquisition Fees	276,881
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	148,982
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	276,881
Gross Amount at Which Carried at Close of Period Total	425,863
Accumulated Depreciation	58,606
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Haleyville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Haleyville
Location	AL
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	488,357
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,357
Gross Amount at Which Carried at Close of Period Total	750,857
Accumulated Depreciation	78,950
Date Acquired	12/21/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Hueytown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hueytown
Location	AL
Initial Cost [Abstract]
Land	281,422
Buildings, Improvements and Acquisition Fees	522,828
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	281,422
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	522,828
Gross Amount at Which Carried at Close of Period Total	804,250
Accumulated Depreciation	110,665
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Leeds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Leeds
Location	AL
Initial Cost [Abstract]
Land	171,145
Buildings, Improvements and Acquisition Fees	318,028
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	171,145
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	318,028
Gross Amount at Which Carried at Close of Period Total	489,173
Accumulated Depreciation	67,316
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Montgomery1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Montgomery
Location	AL
Initial Cost [Abstract]
Land	145,206
Buildings, Improvements and Acquisition Fees	269,870
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	145,206
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	269,870
Gross Amount at Which Carried at Close of Period Total	415,076
Accumulated Depreciation	57,122
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Montgomery2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Montgomery
Location	AL
Initial Cost [Abstract]
Land	380,468
Buildings, Improvements and Acquisition Fees	706,777
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	380,468
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	706,777
Gross Amount at Which Carried at Close of Period Total	1,087,245
Accumulated Depreciation	147,245
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Opp [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Opp
Location	AL
Initial Cost [Abstract]
Land	160,778
Buildings, Improvements and Acquisition Fees	298,782
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	160,778
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	298,782
Gross Amount at Which Carried at Close of Period Total	459,560
Accumulated Depreciation	62,246
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Prattville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Prattville
Location	AL
Initial Cost [Abstract]
Land	254,278
Buildings, Improvements and Acquisition Fees	472,432
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	254,278
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	472,432
Gross Amount at Which Carried at Close of Period Total	726,710
Accumulated Depreciation	99,998
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Trussville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Trussville
Location	AL
Initial Cost [Abstract]
Land	256,485
Buildings, Improvements and Acquisition Fees	476,510
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	256,485
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	476,510
Gross Amount at Which Carried at Close of Period Total	732,995
Accumulated Depreciation	99,273
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Warrior [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warrior
Location	AL
Initial Cost [Abstract]
Land	159,109
Buildings, Improvements and Acquisition Fees	295,676
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	159,109
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	295,676
Gross Amount at Which Carried at Close of Period Total	454,785
Accumulated Depreciation	62,585
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | DE [Member] | Newark [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newark
Location	DE
Initial Cost [Abstract]
Land	647,500
Buildings, Improvements and Acquisition Fees	1,203,300
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	647,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,203,300
Gross Amount at Which Carried at Close of Period Total	1,850,800
Accumulated Depreciation	210,576
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IA [Member] | Cedar Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Rapids
Location	IA
Initial Cost [Abstract]
Land	125,076
Buildings, Improvements and Acquisition Fees	233,206
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	125,076
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	233,206
Gross Amount at Which Carried at Close of Period Total	358,282
Accumulated Depreciation	56,357
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IA [Member] | Cedar Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Falls
Location	IA
Initial Cost [Abstract]
Land	208,411
Buildings, Improvements and Acquisition Fees	387,971
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	208,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	387,971
Gross Amount at Which Carried at Close of Period Total	596,382
Accumulated Depreciation	93,759
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IA [Member] | Cedar Falls1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Falls
Location	IA
Initial Cost [Abstract]
Land	187,250
Buildings, Improvements and Acquisition Fees	349,057
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	187,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	349,057
Gross Amount at Which Carried at Close of Period Total	536,307
Accumulated Depreciation	56,427
Date Acquired	12/21/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IA [Member] | Fort Dodge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Dodge
Location	IA
Initial Cost [Abstract]
Land	388,815
Buildings, Improvements and Acquisition Fees	722,573
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	388,815
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	722,573
Gross Amount at Which Carried at Close of Period Total	1,111,388
Accumulated Depreciation	152,945
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IA [Member] | Oelwein [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oelwein
Location	IA
Initial Cost [Abstract]
Land	84,244
Buildings, Improvements and Acquisition Fees	157,375
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	84,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	157,375
Gross Amount at Which Carried at Close of Period Total	241,619
Accumulated Depreciation	38,031
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IA [Member] | Urbandale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Urbandale
Location	IA
Initial Cost [Abstract]
Land	395,896
Buildings, Improvements and Acquisition Fees	735,724
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	395,896
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	735,724
Gross Amount at Which Carried at Close of Period Total	1,131,620
Accumulated Depreciation	155,728
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IA [Member] | Waterloo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waterloo
Location	IA
Initial Cost [Abstract]
Land	263,555
Buildings, Improvements and Acquisition Fees	490,374
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	263,555
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	490,374
Gross Amount at Which Carried at Close of Period Total	753,929
Accumulated Depreciation	115,238
Date Acquired	2/28/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | ID [Member] | Boise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Boise
Location	ID
Initial Cost [Abstract]
Land	190,894
Buildings, Improvements and Acquisition Fees	824,305
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	283
Gross Amount at Which Carried at Close of Period Land	190,894
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	824,588
Gross Amount at Which Carried at Close of Period Total	1,015,482
Accumulated Depreciation	407,744
Date Acquired	5/17/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | ID [Member] | Boise1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Boise
Location	ID
Initial Cost [Abstract]
Land	161,352
Buildings, Improvements and Acquisition Fees	735,104
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	283
Gross Amount at Which Carried at Close of Period Land	161,352
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	735,387
Gross Amount at Which Carried at Close of Period Total	896,739
Accumulated Depreciation	317,104
Date Acquired	10/7/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | ID [Member] | Rexburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rexburg
Location	ID
Initial Cost [Abstract]
Land	90,760
Buildings, Improvements and Acquisition Fees	420,787
Cost Capitalized Subsequent to Acquisition Improvements	14,890
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	90,760
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	435,677
Gross Amount at Which Carried at Close of Period Total	526,437
Accumulated Depreciation	420,828
Date Acquired	11/25/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Troy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Troy
Location	IL
Initial Cost [Abstract]
Land	230,000
Buildings, Improvements and Acquisition Fees	281,230
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	281,230
Gross Amount at Which Carried at Close of Period Total	511,230
Accumulated Depreciation	4,218
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Lincoln [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lincoln
Location	IL
Initial Cost [Abstract]
Land	206,532
Buildings, Improvements and Acquisition Fees	383,970
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	206,532
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	383,970
Gross Amount at Which Carried at Close of Period Total	590,502
Accumulated Depreciation	159,342
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Joliet [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Joliet
Location	IL
Initial Cost [Abstract]
Land	280,903
Buildings, Improvements and Acquisition Fees	522,424
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,903
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	522,424
Gross Amount at Which Carried at Close of Period Total	803,327
Accumulated Depreciation	91,422
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Westmont [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westmont
Location	IL
Initial Cost [Abstract]
Land	475,300
Buildings, Improvements and Acquisition Fees	883,468
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	475,300
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	883,468
Gross Amount at Which Carried at Close of Period Total	1,358,768
Accumulated Depreciation	154,605
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Highland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Highland
Location	IL
Initial Cost [Abstract]
Land	130,000
Buildings, Improvements and Acquisition Fees	454,866
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	130,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	454,866
Gross Amount at Which Carried at Close of Period Total	584,866
Accumulated Depreciation	6,823
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Godfrey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Godfrey
Location	IL
Initial Cost [Abstract]
Land	200,000
Buildings, Improvements and Acquisition Fees	282,701
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	282,701
Gross Amount at Which Carried at Close of Period Total	482,701
Accumulated Depreciation	4,241
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Litchfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Litchfield
Location	IL
Initial Cost [Abstract]
Land	130,000
Buildings, Improvements and Acquisition Fees	363,760
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	130,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	363,760
Gross Amount at Which Carried at Close of Period Total	493,760
Accumulated Depreciation	5,456
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Waukegan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waukegan
Location	IL
Initial Cost [Abstract]
Land	496,908
Buildings, Improvements and Acquisition Fees	923,576
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	496,908
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	923,576
Gross Amount at Which Carried at Close of Period Total	1,420,484
Accumulated Depreciation	161,624
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Bethalto [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bethalto
Location	IL
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	166,596
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	166,596
Gross Amount at Which Carried at Close of Period Total	346,596
Accumulated Depreciation	2,499
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Buffalo Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Buffalo Grove
Location	IL
Initial Cost [Abstract]
Land	306,250
Buildings, Improvements and Acquisition Fees	569,693
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	306,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	569,693
Gross Amount at Which Carried at Close of Period Total	875,943
Accumulated Depreciation	99,694
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Cahokia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cahokia
Location	IL
Initial Cost [Abstract]
Land	70,000
Buildings, Improvements and Acquisition Fees	613,995
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	70,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	613,995
Gross Amount at Which Carried at Close of Period Total	683,995
Accumulated Depreciation	9,210
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Carlyle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carlyle
Location	IL
Initial Cost [Abstract]
Land	80,000
Buildings, Improvements and Acquisition Fees	428,860
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	80,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	428,860
Gross Amount at Which Carried at Close of Period Total	508,860
Accumulated Depreciation	6,433
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Centralia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Centralia
Location	IL
Initial Cost [Abstract]
Land	225,966
Buildings, Improvements and Acquisition Fees	420,573
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	225,966
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	420,573
Gross Amount at Which Carried at Close of Period Total	646,539
Accumulated Depreciation	101,637
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Countryside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Countryside
Location	IL
Initial Cost [Abstract]
Land	301,000
Buildings, Improvements and Acquisition Fees	559,824
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	301,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	559,824
Gross Amount at Which Carried at Close of Period Total	860,824
Accumulated Depreciation	97,965
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Edwardsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Edwardsville
Location	IL
Initial Cost [Abstract]
Land	360,000
Buildings, Improvements and Acquisition Fees	328,978
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	360,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	328,978
Gross Amount at Which Carried at Close of Period Total	688,978
Accumulated Depreciation	4,935
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Elgin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elgin
Location	IL
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	1,300,943
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,300,943
Gross Amount at Which Carried at Close of Period Total	2,000,943
Accumulated Depreciation	227,663
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Fairview Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fairview Heights
Location	IL
Initial Cost [Abstract]
Land	660,652
Buildings, Improvements and Acquisition Fees	1,227,321
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	660,652
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,227,321
Gross Amount at Which Carried at Close of Period Total	1,887,973
Accumulated Depreciation	300,694
Date Acquired	11/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Gurnee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gurnee
Location	IL
Initial Cost [Abstract]
Land	735,000
Buildings, Improvements and Acquisition Fees	1,365,747
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	735,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,365,747
Gross Amount at Which Carried at Close of Period Total	2,100,747
Accumulated Depreciation	239,004
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Jerseyville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jerseyville
Location	IL
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	420,481
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	420,481
Gross Amount at Which Carried at Close of Period Total	570,481
Accumulated Depreciation	6,307
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Mascoutah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mascoutah
Location	IL
Initial Cost [Abstract]
Land	80,000
Buildings, Improvements and Acquisition Fees	435,792
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	80,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	435,792
Gross Amount at Which Carried at Close of Period Total	515,792
Accumulated Depreciation	6,537
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Red Bud [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Red Bud
Location	IL
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	251,200
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	251,200
Gross Amount at Which Carried at Close of Period Total	431,200
Accumulated Depreciation	3,768
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Rock Island [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rock Island
Location	IL
Initial Cost [Abstract]
Land	138,463
Buildings, Improvements and Acquisition Fees	258,066
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,463
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	258,066
Gross Amount at Which Carried at Close of Period Total	396,529
Accumulated Depreciation	62,365
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Sparta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sparta
Location	IL
Initial Cost [Abstract]
Land	240,000
Buildings, Improvements and Acquisition Fees	236,571
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	240,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	236,571
Gross Amount at Which Carried at Close of Period Total	476,571
Accumulated Depreciation	3,549
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Wood River [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wood River
Location	IL
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	369,377
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	369,377
Gross Amount at Which Carried at Close of Period Total	549,377
Accumulated Depreciation	5,541
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Muncie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Muncie
Location	IN
Initial Cost [Abstract]
Land	644,177
Buildings, Improvements and Acquisition Fees	1,196,786
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	644,177
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,196,786
Gross Amount at Which Carried at Close of Period Total	1,840,963
Accumulated Depreciation	293,213
Date Acquired	11/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Indianapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	813,225
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,225
Gross Amount at Which Carried at Close of Period Total	1,250,725
Accumulated Depreciation	142,313
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Westfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westfield
Location	IN
Initial Cost [Abstract]
Land	213,341
Buildings, Improvements and Acquisition Fees	477,300
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	213,341
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	477,511
Gross Amount at Which Carried at Close of Period Total	690,852
Accumulated Depreciation	418,331
Date Acquired	12/21/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	IN
Initial Cost [Abstract]
Land	426,384
Buildings, Improvements and Acquisition Fees	792,314
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	426,384
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	792,314
Gross Amount at Which Carried at Close of Period Total	1,218,698
Accumulated Depreciation	191,476
Date Acquired	12/13/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Elkhart [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elkhart
Location	IN
Initial Cost [Abstract]
Land	496,306
Buildings, Improvements and Acquisition Fees	922,168
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	496,306
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	922,168
Gross Amount at Which Carried at Close of Period Total	1,418,474
Accumulated Depreciation	225,931
Date Acquired	11/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Muncie1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Muncie
Location	IN
Initial Cost [Abstract]
Land	136,400
Buildings, Improvements and Acquisition Fees	632,380
Cost Capitalized Subsequent to Acquisition Improvements	8,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	136,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	640,380
Gross Amount at Which Carried at Close of Period Total	776,780
Accumulated Depreciation	632,380
Date Acquired	3/18/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | South Bend [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	South Bend
Location	IN
Initial Cost [Abstract]
Land	133,200
Buildings, Improvements and Acquisition Fees	617,545
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	133,200
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	617,679
Gross Amount at Which Carried at Close of Period Total	750,879
Accumulated Depreciation	617,585
Date Acquired	4/28/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Washington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Washington
Location	IN
Initial Cost [Abstract]
Land	155,856
Buildings, Improvements and Acquisition Fees	290,368
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	155,856
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	290,368
Gross Amount at Which Carried at Close of Period Total	446,224
Accumulated Depreciation	70,171
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Evansville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Evansville
Location	IN
Initial Cost [Abstract]
Land	136,738
Buildings, Improvements and Acquisition Fees	254,864
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	136,738
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	254,864
Gross Amount at Which Carried at Close of Period Total	391,602
Accumulated Depreciation	61,591
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Jasper [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jasper
Location	IN
Initial Cost [Abstract]
Land	129,919
Buildings, Improvements and Acquisition Fees	242,199
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	129,919
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	242,199
Gross Amount at Which Carried at Close of Period Total	372,118
Accumulated Depreciation	58,530
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Kokomo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kokomo
Location	IN
Initial Cost [Abstract]
Land	417,330
Buildings, Improvements and Acquisition Fees	775,555
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	417,330
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	775,555
Gross Amount at Which Carried at Close of Period Total	1,192,885
Accumulated Depreciation	179,670
Date Acquired	3/28/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Muncie2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Muncie
Location	IN
Initial Cost [Abstract]
Land	67,156
Buildings, Improvements and Acquisition Fees	149,157
Cost Capitalized Subsequent to Acquisition Improvements	13,837
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	67,156
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	163,079
Gross Amount at Which Carried at Close of Period Total	230,235
Accumulated Depreciation	145,479
Date Acquired	3/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Munster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Munster
Location	IN
Initial Cost [Abstract]
Land	560,000
Buildings, Improvements and Acquisition Fees	1,040,943
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	560,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,040,943
Gross Amount at Which Carried at Close of Period Total	1,600,943
Accumulated Depreciation	182,163
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Newburgh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newburgh
Location	IN
Initial Cost [Abstract]
Land	161,193
Buildings, Improvements and Acquisition Fees	300,280
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	161,193
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,280
Gross Amount at Which Carried at Close of Period Total	461,473
Accumulated Depreciation	72,567
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Valparaiso [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Valparaiso
Location	IN
Initial Cost [Abstract]
Land	365,612
Buildings, Improvements and Acquisition Fees	679,507
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	365,612
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	679,507
Gross Amount at Which Carried at Close of Period Total	1,045,119
Accumulated Depreciation	161,949
Date Acquired	1/11/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Kansas City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	KS
Initial Cost [Abstract]
Land	190,000
Buildings, Improvements and Acquisition Fees	700,039
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	190,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	700,039
Gross Amount at Which Carried at Close of Period Total	890,039
Accumulated Depreciation	10,501
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Topeka [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Topeka
Location	KS
Initial Cost [Abstract]
Land	232,146
Buildings, Improvements and Acquisition Fees	431,853
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	232,146
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,853
Gross Amount at Which Carried at Close of Period Total	663,999
Accumulated Depreciation	75,572
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Overland Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Overland Park
Location	KS
Initial Cost [Abstract]
Land	408,578
Buildings, Improvements and Acquisition Fees	759,513
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	408,578
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	759,513
Gross Amount at Which Carried at Close of Period Total	1,168,091
Accumulated Depreciation	132,913
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Kansas City1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	KS
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	214,040
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	214,040
Gross Amount at Which Carried at Close of Period Total	384,040
Accumulated Depreciation	3,211
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Chanute [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chanute
Location	KS
Initial Cost [Abstract]
Land	330,852
Buildings, Improvements and Acquisition Fees	615,008
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,852
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	615,008
Gross Amount at Which Carried at Close of Period Total	945,860
Accumulated Depreciation	130,177
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Fort Scott [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Scott
Location	KS
Initial Cost [Abstract]
Land	269,301
Buildings, Improvements and Acquisition Fees	500,698
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,301
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	500,698
Gross Amount at Which Carried at Close of Period Total	769,999
Accumulated Depreciation	105,981
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Kansas City2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	KS
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	624,304
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	624,304
Gross Amount at Which Carried at Close of Period Total	834,304
Accumulated Depreciation	9,365
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Kansas City3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	KS
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	767,812
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	767,812
Gross Amount at Which Carried at Close of Period Total	907,812
Accumulated Depreciation	11,517
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Lawrence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lawrence
Location	KS
Initial Cost [Abstract]
Land	410,000
Buildings, Improvements and Acquisition Fees	338,788
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	410,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,788
Gross Amount at Which Carried at Close of Period Total	748,788
Accumulated Depreciation	5,082
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Overland Park1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Overland Park
Location	KS
Initial Cost [Abstract]
Land	754,020
Buildings, Improvements and Acquisition Fees	1,401,069
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	754,020
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,401,069
Gross Amount at Which Carried at Close of Period Total	2,155,089
Accumulated Depreciation	245,185
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Parsons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parsons
Location	KS
Initial Cost [Abstract]
Land	318,516
Buildings, Improvements and Acquisition Fees	592,099
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	318,516
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	592,099
Gross Amount at Which Carried at Close of Period Total	910,615
Accumulated Depreciation	125,328
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MI [Member] | Canton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canton
Location	MI
Initial Cost [Abstract]
Land	279,923
Buildings, Improvements and Acquisition Fees	521,223
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	279,923
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	521,223
Gross Amount at Which Carried at Close of Period Total	801,146
Accumulated Depreciation	91,212
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MI [Member] | Livonia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Livonia
Location	MI
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	651,446
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,446
Gross Amount at Which Carried at Close of Period Total	1,001,446
Accumulated Depreciation	114,001
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NE [Member] | Omaha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	444,460
Buildings, Improvements and Acquisition Fees	825,938
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	444,460
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	825,938
Gross Amount at Which Carried at Close of Period Total	1,270,398
Accumulated Depreciation	196,849
Date Acquired	1/11/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NE [Member] | Omaha1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	650,877
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,877
Gross Amount at Which Carried at Close of Period Total	1,000,877
Accumulated Depreciation	113,901
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NM [Member] | Albuquerque [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albuquerque
Location	NM
Initial Cost [Abstract]
Land	471,899
Buildings, Improvements and Acquisition Fees	876,928
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	471,899
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	876,928
Gross Amount at Which Carried at Close of Period Total	1,348,827
Accumulated Depreciation	153,461
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OH [Member] | Cincinnati [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cincinnati
Location	OH
Initial Cost [Abstract]
Land	299,187
Buildings, Improvements and Acquisition Fees	556,978
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	299,187
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	556,978
Gross Amount at Which Carried at Close of Period Total	856,165
Accumulated Depreciation	97,448
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OH [Member] | Parma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parma
Location	OH
Initial Cost [Abstract]
Land	473,710
Buildings, Improvements and Acquisition Fees	881,038
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	473,710
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	881,038
Gross Amount at Which Carried at Close of Period Total	1,354,748
Accumulated Depreciation	154,180
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OH [Member] | Toledo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toledo
Location	OH
Initial Cost [Abstract]
Land	633,461
Buildings, Improvements and Acquisition Fees	1,177,718
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	633,461
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,177,718
Gross Amount at Which Carried at Close of Period Total	1,811,179
Accumulated Depreciation	206,099
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OH [Member] | Mentor [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mentor
Location	OH
Initial Cost [Abstract]
Land	394,450
Buildings, Improvements and Acquisition Fees	734,205
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	394,450
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	734,205
Gross Amount at Which Carried at Close of Period Total	1,128,655
Accumulated Depreciation	128,472
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OR [Member] | Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salem
Location	OR
Initial Cost [Abstract]
Land	198,540
Buildings, Improvements and Acquisition Fees	689,507
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	198,540
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	689,507
Gross Amount at Which Carried at Close of Period Total	888,047
Accumulated Depreciation	413,389
Date Acquired	5/23/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | PA [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	423,333
Buildings, Improvements and Acquisition Fees	787,125
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	423,333
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	787,125
Gross Amount at Which Carried at Close of Period Total	1,210,458
Accumulated Depreciation	137,745
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | PA [Member] | Greensburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greensburg
Location	PA
Initial Cost [Abstract]
Land	315,000
Buildings, Improvements and Acquisition Fees	586,368
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	315,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	586,368
Gross Amount at Which Carried at Close of Period Total	901,368
Accumulated Depreciation	102,611
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | PA [Member] | Abington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Abington
Location	PA
Initial Cost [Abstract]
Land	778,103
Buildings, Improvements and Acquisition Fees	1,445,849
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	778,103
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,445,849
Gross Amount at Which Carried at Close of Period Total	2,223,952
Accumulated Depreciation	253,022
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | WA [Member] | Spokane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Spokane
Location	WA
Initial Cost [Abstract]
Land	479,531
Buildings, Improvements and Acquisition Fees	646,719
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	479,531
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	646,719
Gross Amount at Which Carried at Close of Period Total	1,126,250
Accumulated Depreciation	356,721
Date Acquired	3/27/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KY [Member] | Lexington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	KY
Initial Cost [Abstract]
Land	655,085
Buildings, Improvements and Acquisition Fees	1,216,983
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	655,085
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,216,983
Gross Amount at Which Carried at Close of Period Total	1,872,068
Accumulated Depreciation	298,161
Date Acquired	11/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KY [Member] | Lexington1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	KY
Initial Cost [Abstract]
Land	122,200
Buildings, Improvements and Acquisition Fees	1,400
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	31,682
Gross Amount at Which Carried at Close of Period Land	122,200
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	33,082
Gross Amount at Which Carried at Close of Period Total	155,282
Accumulated Depreciation	8,094
Date Acquired	12/3/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KY [Member] | Bowling Green [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bowling Green
Location	KY
Initial Cost [Abstract]
Land	685,246
Buildings, Improvements and Acquisition Fees	1,273,002
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	685,246
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,273,002
Gross Amount at Which Carried at Close of Period Total	1,958,248
Accumulated Depreciation	311,885
Date Acquired	11/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KY [Member] | Hazard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hazard
Location	KY
Initial Cost [Abstract]
Land	243,836
Buildings, Improvements and Acquisition Fees	453,025
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	8
Gross Amount at Which Carried at Close of Period Land	243,836
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	453,033
Gross Amount at Which Carried at Close of Period Total	696,869
Accumulated Depreciation	95,891
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KY [Member] | Madisonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madisonville
Location	KY
Initial Cost [Abstract]
Land	422,501
Buildings, Improvements and Acquisition Fees	784,831
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	422,501
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	784,831
Gross Amount at Which Carried at Close of Period Total	1,207,332
Accumulated Depreciation	166,123
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KY [Member] | Paducah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Paducah
Location	KY
Initial Cost [Abstract]
Land	673,551
Buildings, Improvements and Acquisition Fees	1,251,276
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	673,551
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,251,276
Gross Amount at Which Carried at Close of Period Total	1,924,827
Accumulated Depreciation	306,563
Date Acquired	11/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MA [Member] | Lawrence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lawrence
Location	MA
Initial Cost [Abstract]
Land	910,000
Buildings, Improvements and Acquisition Fees	1,690,877
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	910,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,690,877
Gross Amount at Which Carried at Close of Period Total	2,600,877
Accumulated Depreciation	295,900
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MA [Member] | Fall River [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fall River
Location	MA
Initial Cost [Abstract]
Land	962,500
Buildings, Improvements and Acquisition Fees	1,787,831
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	962,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,787,831
Gross Amount at Which Carried at Close of Period Total	2,750,331
Accumulated Depreciation	312,870
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MD [Member] | Hagerstown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hagerstown
Location	MD
Initial Cost [Abstract]
Land	499,396
Buildings, Improvements and Acquisition Fees	928,250
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	499,396
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	928,250
Gross Amount at Which Carried at Close of Period Total	1,427,646
Accumulated Depreciation	162,442
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Kansas City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	MO
Initial Cost [Abstract]
Land	315,334
Buildings, Improvements and Acquisition Fees	586,423
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	315,334
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	586,423
Gross Amount at Which Carried at Close of Period Total	901,757
Accumulated Depreciation	102,620
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Mt. Vernon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Vernon
Location	MO
Initial Cost [Abstract]
Land	160,000
Buildings, Improvements and Acquisition Fees	282,586
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	160,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	282,586
Gross Amount at Which Carried at Close of Period Total	442,586
Accumulated Depreciation	159,651
Date Acquired	11/20/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Springfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	MO
Initial Cost [Abstract]
Land	251,381
Buildings, Improvements and Acquisition Fees	467,418
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	251,381
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	467,418
Gross Amount at Which Carried at Close of Period Total	718,799
Accumulated Depreciation	98,937
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Springfield1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	MO
Initial Cost [Abstract]
Land	225,939
Buildings, Improvements and Acquisition Fees	420,162
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	225,939
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	420,162
Gross Amount at Which Carried at Close of Period Total	646,101
Accumulated Depreciation	87,534
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Grandview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grandview
Location	MO
Initial Cost [Abstract]
Land	280,000
Buildings, Improvements and Acquisition Fees	235,370
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	235,370
Gross Amount at Which Carried at Close of Period Total	515,370
Accumulated Depreciation	3,531
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Florissant [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Florissant
Location	MO
Initial Cost [Abstract]
Land	290,000
Buildings, Improvements and Acquisition Fees	86,396
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	290,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	86,396
Gross Amount at Which Carried at Close of Period Total	376,396
Accumulated Depreciation	1,296
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Florissant1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Florissant
Location	MO
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	239,221
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	239,221
Gross Amount at Which Carried at Close of Period Total	489,221
Accumulated Depreciation	3,588
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | St. Louis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Louis
Location	MO
Initial Cost [Abstract]
Land	340,000
Buildings, Improvements and Acquisition Fees	88,519
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	340,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	88,519
Gross Amount at Which Carried at Close of Period Total	428,519
Accumulated Depreciation	1,328
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Kansas City1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	MO
Initial Cost [Abstract]
Land	230,000
Buildings, Improvements and Acquisition Fees	484,010
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	484,010
Gross Amount at Which Carried at Close of Period Total	714,010
Accumulated Depreciation	7,260
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Bridgeton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bridgeton
Location	MO
Initial Cost [Abstract]
Land	570,000
Buildings, Improvements and Acquisition Fees	228,347
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	570,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	228,347
Gross Amount at Which Carried at Close of Period Total	798,347
Accumulated Depreciation	3,425
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Cape Girardeau [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cape Girardeau
Location	MO
Initial Cost [Abstract]
Land	450,078
Buildings, Improvements and Acquisition Fees	836,372
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	450,078
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	836,372
Gross Amount at Which Carried at Close of Period Total	1,286,450
Accumulated Depreciation	199,335
Date Acquired	1/11/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Raymore [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Raymore
Location	MO
Initial Cost [Abstract]
Land	460,000
Buildings, Improvements and Acquisition Fees	663,580
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	460,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	663,580
Gross Amount at Which Carried at Close of Period Total	1,123,580
Accumulated Depreciation	9,954
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | St. Robert [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Robert
Location	MO
Initial Cost [Abstract]
Land	329,242
Buildings, Improvements and Acquisition Fees	611,728
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	329,242
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	611,728
Gross Amount at Which Carried at Close of Period Total	940,970
Accumulated Depreciation	253,864
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Kansas City2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	MO
Initial Cost [Abstract]
Land	200,000
Buildings, Improvements and Acquisition Fees	339,994
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	339,994
Gross Amount at Which Carried at Close of Period Total	539,994
Accumulated Depreciation	5,100
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Affton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Affton
Location	MO
Initial Cost [Abstract]
Land	120,000
Buildings, Improvements and Acquisition Fees	171,955
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	120,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	171,955
Gross Amount at Which Carried at Close of Period Total	291,955
Accumulated Depreciation	2,579
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Bolivar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bolivar
Location	MO
Initial Cost [Abstract]
Land	237,094
Buildings, Improvements and Acquisition Fees	440,596
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	237,094
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	440,596
Gross Amount at Which Carried at Close of Period Total	677,690
Accumulated Depreciation	182,844
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Buffalo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Buffalo
Location	MO
Initial Cost [Abstract]
Land	159,346
Buildings, Improvements and Acquisition Fees	296,519
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	24
Gross Amount at Which Carried at Close of Period Land	159,346
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	296,543
Gross Amount at Which Carried at Close of Period Total	455,889
Accumulated Depreciation	62,781
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Joplin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Joplin
Location	MO
Initial Cost [Abstract]
Land	301,207
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	301,207
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	0
Gross Amount at Which Carried at Close of Period Total	301,207
Accumulated Depreciation	0
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Joplin1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Joplin
Location	MO
Initial Cost [Abstract]
Land	281,001
Buildings, Improvements and Acquisition Fees	522,428
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	281,001
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	522,428
Gross Amount at Which Carried at Close of Period Total	803,429
Accumulated Depreciation	110,581
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Lees Summit11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lees Summit
Location	MO
Initial Cost [Abstract]
Land	500,000
Buildings, Improvements and Acquisition Fees	450,156
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	450,156
Gross Amount at Which Carried at Close of Period Total	950,156
Accumulated Depreciation	6,752
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Mountain Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mountain Grove
Location	MO
Initial Cost [Abstract]
Land	219,704
Buildings, Improvements and Acquisition Fees	408,591
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	219,704
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	408,591
Gross Amount at Which Carried at Close of Period Total	628,295
Accumulated Depreciation	86,485
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Nevada [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nevada
Location	MO
Initial Cost [Abstract]
Land	290,795
Buildings, Improvements and Acquisition Fees	540,616
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	290,795
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	540,616
Gross Amount at Which Carried at Close of Period Total	831,411
Accumulated Depreciation	114,430
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Nixa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nixa
Location	MO
Initial Cost [Abstract]
Land	251,387
Buildings, Improvements and Acquisition Fees	467,430
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	251,387
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	467,430
Gross Amount at Which Carried at Close of Period Total	718,817
Accumulated Depreciation	98,939
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | St. Louis1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Louis
Location	MO
Initial Cost [Abstract]
Land	500,000
Buildings, Improvements and Acquisition Fees	184,049
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	184,049
Gross Amount at Which Carried at Close of Period Total	684,049
Accumulated Depreciation	2,761
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Webb City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Webb City
Location	MO
Initial Cost [Abstract]
Land	337,647
Buildings, Improvements and Acquisition Fees	627,628
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	337,647
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	627,628
Gross Amount at Which Carried at Close of Period Total	965,275
Accumulated Depreciation	132,848
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | ND [Member] | Fargo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fargo
Location	ND
Initial Cost [Abstract]
Land	217,057
Buildings, Improvements and Acquisition Fees	403,609
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	217,057
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	403,609
Gross Amount at Which Carried at Close of Period Total	620,666
Accumulated Depreciation	97,539
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | ND [Member] | Jamestown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jamestown
Location	ND
Initial Cost [Abstract]
Land	136,523
Buildings, Improvements and Acquisition Fees	254,045
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	136,523
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	254,045
Gross Amount at Which Carried at Close of Period Total	390,568
Accumulated Depreciation	61,394
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | ND [Member] | Devils Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Devils Lake
Location	ND
Initial Cost [Abstract]
Land	150,390
Buildings, Improvements and Acquisition Fees	279,798
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,390
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	279,798
Gross Amount at Which Carried at Close of Period Total	430,188
Accumulated Depreciation	67,618
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | ND [Member] | Minot [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minot
Location	ND
Initial Cost [Abstract]
Land	153,870
Buildings, Improvements and Acquisition Fees	286,260
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	153,870
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	286,260
Gross Amount at Which Carried at Close of Period Total	440,130
Accumulated Depreciation	69,180
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OK [Member] | Tulsa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	295,993
Buildings, Improvements and Acquisition Fees	549,981
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	295,993
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	549,981
Gross Amount at Which Carried at Close of Period Total	845,974
Accumulated Depreciation	228,239
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OK [Member] | Broken Arrow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Broken Arrow
Location	OK
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	369,002
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	369,002
Gross Amount at Which Carried at Close of Period Total	614,002
Accumulated Depreciation	207,254
Date Acquired	12/12/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OK [Member] | Bixby [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bixby
Location	OK
Initial Cost [Abstract]
Land	145,791
Buildings, Improvements and Acquisition Fees	271,272
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	145,791
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	271,272
Gross Amount at Which Carried at Close of Period Total	417,063
Accumulated Depreciation	65,557
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OK [Member] | Checotah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Checotah
Location	OK
Initial Cost [Abstract]
Land	153,232
Buildings, Improvements and Acquisition Fees	285,092
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	153,232
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	285,092
Gross Amount at Which Carried at Close of Period Total	438,324
Accumulated Depreciation	68,897
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OK [Member] | Idabel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Idabel
Location	OK
Initial Cost [Abstract]
Land	214,244
Buildings, Improvements and Acquisition Fees	398,545
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	214,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	398,545
Gross Amount at Which Carried at Close of Period Total	612,789
Accumulated Depreciation	165,387
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OK [Member] | Owasso [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Owasso
Location	OK
Initial Cost [Abstract]
Land	327,043
Buildings, Improvements and Acquisition Fees	607,645
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	327,043
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	607,645
Gross Amount at Which Carried at Close of Period Total	934,688
Accumulated Depreciation	252,169
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OK [Member] | Tahlequah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tahlequah
Location	OK
Initial Cost [Abstract]
Land	224,982
Buildings, Improvements and Acquisition Fees	418,341
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	224,982
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	418,341
Gross Amount at Which Carried at Close of Period Total	643,323
Accumulated Depreciation	101,099
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SC [Member] | Aiken [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aiken
Location	SC
Initial Cost [Abstract]
Land	240,937
Buildings, Improvements and Acquisition Fees	447,656
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	240,937
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	447,656
Gross Amount at Which Carried at Close of Period Total	688,593
Accumulated Depreciation	94,754
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SD [Member] | Sioux Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sioux Falls
Location	SD
Initial Cost [Abstract]
Land	340,718
Buildings, Improvements and Acquisition Fees	633,332
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	340,718
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	633,332
Gross Amount at Which Carried at Close of Period Total	974,050
Accumulated Depreciation	125,611
Date Acquired	1/19/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SD [Member] | Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madison
Location	SD
Initial Cost [Abstract]
Land	112,143
Buildings, Improvements and Acquisition Fees	208,660
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	112,143
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	208,660
Gross Amount at Which Carried at Close of Period Total	320,803
Accumulated Depreciation	50,426
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SD [Member] | Rapid City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rapid City
Location	SD
Initial Cost [Abstract]
Land	197,967
Buildings, Improvements and Acquisition Fees	368,047
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	197,967
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	368,047
Gross Amount at Which Carried at Close of Period Total	566,014
Accumulated Depreciation	88,944
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SD [Member] | Watertown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Watertown
Location	SD
Initial Cost [Abstract]
Land	197,559
Buildings, Improvements and Acquisition Fees	367,289
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	197,559
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	367,289
Gross Amount at Which Carried at Close of Period Total	564,848
Accumulated Depreciation	88,761
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SD [Member] | Chamberlain [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chamberlain
Location	SD
Initial Cost [Abstract]
Land	139,587
Buildings, Improvements and Acquisition Fees	259,627
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	139,587
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	259,627
Gross Amount at Which Carried at Close of Period Total	399,214
Accumulated Depreciation	62,743
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SD [Member] | Spearfish [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Spearfish
Location	SD
Initial Cost [Abstract]
Land	142,114
Buildings, Improvements and Acquisition Fees	264,320
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	142,114
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	264,320
Gross Amount at Which Carried at Close of Period Total	406,434
Accumulated Depreciation	63,877
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SD [Member] | Winner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winner
Location	SD
Initial Cost [Abstract]
Land	115,591
Buildings, Improvements and Acquisition Fees	215,063
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	115,591
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	215,063
Gross Amount at Which Carried at Close of Period Total	330,654
Accumulated Depreciation	51,973
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | VA [Member] | Lynchburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lynchburg
Location	VA
Initial Cost [Abstract]
Land	308,824
Buildings, Improvements and Acquisition Fees	573,529
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	308,824
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	573,529
Gross Amount at Which Carried at Close of Period Total	882,353
Accumulated Depreciation	29,632
Date Acquired	9/14/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | VA [Member] | Virginia Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Virginia Beach
Location	VA
Initial Cost [Abstract]
Land	551,588
Buildings, Improvements and Acquisition Fees	797,260
Cost Capitalized Subsequent to Acquisition Improvements	8,975
Cost Capitalized Subsequent to Acquisition Carrying Costs	258
Gross Amount at Which Carried at Close of Period Land	551,588
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	806,493
Gross Amount at Which Carried at Close of Period Total	1,358,081
Accumulated Depreciation	444,733
Date Acquired	2/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | VA [Member] | Woodbridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woodbridge
Location	VA
Initial Cost [Abstract]
Land	962,500
Buildings, Improvements and Acquisition Fees	1,788,300
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	962,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,788,300
Gross Amount at Which Carried at Close of Period Total	2,750,800
Accumulated Depreciation	312,951
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | VA [Member] | Hampton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hampton
Location	VA
Initial Cost [Abstract]
Land	805,000
Buildings, Improvements and Acquisition Fees	1,495,800
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	805,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,495,800
Gross Amount at Which Carried at Close of Period Total	2,300,800
Accumulated Depreciation	261,763
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | WI [Member] | Grafton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grafton
Location	WI
Initial Cost [Abstract]
Land	149,778
Buildings, Improvements and Acquisition Fees	332,664
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	149,778
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	332,836
Gross Amount at Which Carried at Close of Period Total	482,614
Accumulated Depreciation	321,935
Date Acquired	10/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | WI [Member] | Green Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Green Bay
Location	WI
Initial Cost [Abstract]
Land	308,131
Buildings, Improvements and Acquisition Fees	572,756
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	308,131
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	572,756
Gross Amount at Which Carried at Close of Period Total	880,887
Accumulated Depreciation	136,507
Date Acquired	1/11/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Shreveport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	359,268
Buildings, Improvements and Acquisition Fees	667,417
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	359,268
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	667,417
Gross Amount at Which Carried at Close of Period Total	1,026,685
Accumulated Depreciation	276,976
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Bossier City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bossier City
Location	LA
Initial Cost [Abstract]
Land	172,269
Buildings, Improvements and Acquisition Fees	320,497
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	172,269
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	320,497
Gross Amount at Which Carried at Close of Period Total	492,766
Accumulated Depreciation	67,839
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Ruston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ruston
Location	LA
Initial Cost [Abstract]
Land	170,274
Buildings, Improvements and Acquisition Fees	316,792
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,274
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	316,792
Gross Amount at Which Carried at Close of Period Total	487,066
Accumulated Depreciation	67,054
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Jonesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jonesboro
Location	LA
Initial Cost [Abstract]
Land	163,651
Buildings, Improvements and Acquisition Fees	304,492
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	163,651
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	304,492
Gross Amount at Which Carried at Close of Period Total	468,143
Accumulated Depreciation	64,451
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Deridder [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Deridder
Location	LA
Initial Cost [Abstract]
Land	371,127
Buildings, Improvements and Acquisition Fees	690,819
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	371,127
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	690,819
Gross Amount at Which Carried at Close of Period Total	1,061,946
Accumulated Depreciation	125,486
Date Acquired	6/22/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Natchitoches [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Natchitoches
Location	LA
Initial Cost [Abstract]
Land	291,675
Buildings, Improvements and Acquisition Fees	541,890
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	291,675
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	541,890
Gross Amount at Which Carried at Close of Period Total	833,565
Accumulated Depreciation	224,882
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Shreveport1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	154,671
Buildings, Improvements and Acquisition Fees	287,815
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	154,671
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	287,815
Gross Amount at Which Carried at Close of Period Total	442,486
Accumulated Depreciation	60,921
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Shreveport2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	200,033
Buildings, Improvements and Acquisition Fees	372,059
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,033
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	372,059
Gross Amount at Which Carried at Close of Period Total	572,092
Accumulated Depreciation	78,752
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Shreveport3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	259,987
Buildings, Improvements and Acquisition Fees	483,401
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	259,987
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	483,401
Gross Amount at Which Carried at Close of Period Total	743,388
Accumulated Depreciation	102,320
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Shreveport4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	269,130
Buildings, Improvements and Acquisition Fees	500,382
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,130
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	500,382
Gross Amount at Which Carried at Close of Period Total	769,512
Accumulated Depreciation	105,914
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Vivian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vivian
Location	LA
Initial Cost [Abstract]
Land	135,568
Buildings, Improvements and Acquisition Fees	252,338
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	135,568
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	252,338
Gross Amount at Which Carried at Close of Period Total	387,906
Accumulated Depreciation	53,412
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Winnfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winnfield
Location	LA
Initial Cost [Abstract]
Land	145,973
Buildings, Improvements and Acquisition Fees	271,661
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	145,973
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	271,661
Gross Amount at Which Carried at Close of Period Total	417,634
Accumulated Depreciation	57,502
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	AR
Initial Cost [Abstract]
Land	267,376
Buildings, Improvements and Acquisition Fees	497,124
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	267,376
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	497,124
Gross Amount at Which Carried at Close of Period Total	764,500
Accumulated Depreciation	105,225
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Little Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Little Rock
Location	AR
Initial Cost [Abstract]
Land	317,000
Buildings, Improvements and Acquisition Fees	589,377
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	317,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	589,377
Gross Amount at Which Carried at Close of Period Total	906,377
Accumulated Depreciation	244,583
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Arkadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arkadelphia
Location	AR
Initial Cost [Abstract]
Land	248,868
Buildings, Improvements and Acquisition Fees	462,744
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	248,868
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	462,744
Gross Amount at Which Carried at Close of Period Total	711,612
Accumulated Depreciation	96,405
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Bentonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bentonville
Location	AR
Initial Cost [Abstract]
Land	377,086
Buildings, Improvements and Acquisition Fees	700,582
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	377,086
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	700,582
Gross Amount at Which Carried at Close of Period Total	1,077,668
Accumulated Depreciation	290,738
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Hope [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hope
Location	AR
Initial Cost [Abstract]
Land	288,643
Buildings, Improvements and Acquisition Fees	536,715
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	288,643
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	536,715
Gross Amount at Which Carried at Close of Period Total	825,358
Accumulated Depreciation	222,728
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Jonesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jonesboro
Location	AR
Initial Cost [Abstract]
Land	173,984
Buildings, Improvements and Acquisition Fees	323,371
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	173,984
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	323,371
Gross Amount at Which Carried at Close of Period Total	497,355
Accumulated Depreciation	53,356
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Little Rock1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Little Rock
Location	AR
Initial Cost [Abstract]
Land	216,570
Buildings, Improvements and Acquisition Fees	402,459
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	216,570
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	402,459
Gross Amount at Which Carried at Close of Period Total	619,029
Accumulated Depreciation	66,406
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Malvern [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Malvern
Location	AR
Initial Cost [Abstract]
Land	219,703
Buildings, Improvements and Acquisition Fees	408,588
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	219,703
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	408,588
Gross Amount at Which Carried at Close of Period Total	628,291
Accumulated Depreciation	86,484
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | North Little Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Little Rock
Location	AR
Initial Cost [Abstract]
Land	376,320
Buildings, Improvements and Acquisition Fees	699,138
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	376,320
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	699,138
Gross Amount at Which Carried at Close of Period Total	1,075,458
Accumulated Depreciation	115,358
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Pocahontas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pocahontas
Location	AR
Initial Cost [Abstract]
Land	241,128
Buildings, Improvements and Acquisition Fees	447,988
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	241,128
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	447,988
Gross Amount at Which Carried at Close of Period Total	689,116
Accumulated Depreciation	93,331
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Siloam Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Siloam Springs
Location	AR
Initial Cost [Abstract]
Land	190,000
Buildings, Improvements and Acquisition Fees	352,808
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	190,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	352,808
Gross Amount at Which Carried at Close of Period Total	542,808
Accumulated Depreciation	199,326
Date Acquired	11/20/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Shoe Stores [Member] | NY [Member] | Staten Island [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Staten Island
Location	NY
Initial Cost [Abstract]
Land	3,190,883
Buildings, Improvements and Acquisition Fees	3,413,933
Cost Capitalized Subsequent to Acquisition Improvements	9,932
Cost Capitalized Subsequent to Acquisition Carrying Costs	207,462
Gross Amount at Which Carried at Close of Period Land	3,190,883
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,631,327
Gross Amount at Which Carried at Close of Period Total	6,822,210
Accumulated Depreciation	1,484,873
Date Acquired	3/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | AZ [Member] | Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	984,890
Buildings, Improvements and Acquisition Fees	1,536,269
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	984,890
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,536,269
Gross Amount at Which Carried at Close of Period Total	2,521,159
Accumulated Depreciation	299,554
Date Acquired	2/12/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	2,730,000
Buildings, Improvements and Acquisition Fees	4,509,356
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,730,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,509,356
Gross Amount at Which Carried at Close of Period Total	7,239,356
Accumulated Depreciation	217,952
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | AZ [Member] | Phoenix1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	3,250,000
Buildings, Improvements and Acquisition Fees	5,735,722
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,735,722
Gross Amount at Which Carried at Close of Period Total	8,985,722
Accumulated Depreciation	277,227
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | CA [Member] | Fresno [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fresno
Location	CA
Initial Cost [Abstract]
Land	1,650,000
Buildings, Improvements and Acquisition Fees	3,321,244
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,650,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,321,244
Gross Amount at Which Carried at Close of Period Total	4,971,244
Accumulated Depreciation	1,356,166
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | FL [Member] | Gainesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	FL
Initial Cost [Abstract]
Land	1,296,000
Buildings, Improvements and Acquisition Fees	2,234,554
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,296,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,234,554
Gross Amount at Which Carried at Close of Period Total	3,530,554
Accumulated Depreciation	912,439
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	1,197,000
Buildings, Improvements and Acquisition Fees	2,573,554
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,197,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,573,554
Gross Amount at Which Carried at Close of Period Total	3,770,554
Accumulated Depreciation	1,050,864
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | FL [Member] | Melbourne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Melbourne
Location	FL
Initial Cost [Abstract]
Land	994,000
Buildings, Improvements and Acquisition Fees	4,076,554
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	994,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,076,554
Gross Amount at Which Carried at Close of Period Total	5,070,554
Accumulated Depreciation	1,664,589
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | FL [Member] | Daytona Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Daytona Beach
Location	FL
Initial Cost [Abstract]
Land	608,790
Buildings, Improvements and Acquisition Fees	2,557,564
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	608,790
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,557,564
Gross Amount at Which Carried at Close of Period Total	3,166,354
Accumulated Depreciation	828,477
Date of Construction	9/10/2003
Date Acquired	4/18/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | FL [Member] | Fort Meyers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Meyers
Location	FL
Initial Cost [Abstract]
Land	1,695,000
Buildings, Improvements and Acquisition Fees	2,025,554
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,695,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,025,554
Gross Amount at Which Carried at Close of Period Total	3,720,554
Accumulated Depreciation	827,097
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | FL [Member] | Jupiter [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jupiter
Location	FL
Initial Cost [Abstract]
Land	1,698,316
Buildings, Improvements and Acquisition Fees	4,352,255
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	247,488
Gross Amount at Which Carried at Close of Period Land	1,698,316
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,599,743
Gross Amount at Which Carried at Close of Period Total	6,298,059
Accumulated Depreciation	1,579,323
Date Acquired	5/3/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | NY [Member] | Glendale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glendale
Location	NY
Initial Cost [Abstract]
Land	5,559,686
Buildings, Improvements and Acquisition Fees	4,447,566
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	5,559,686
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,447,566
Gross Amount at Which Carried at Close of Period Total	10,007,252
Accumulated Depreciation	1,252,731
Date Acquired	12/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | TX [Member] | El Paso [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	El Paso
Location	TX
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	2,501,244
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,501,244
Gross Amount at Which Carried at Close of Period Total	3,201,244
Accumulated Depreciation	1,021,333
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | GA [Member] | Pooler [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pooler
Location	GA
Initial Cost [Abstract]
Land	1,339,957
Buildings, Improvements and Acquisition Fees	1,831,350
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,339,957
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,831,350
Gross Amount at Which Carried at Close of Period Total	3,171,307
Accumulated Depreciation	417,822
Date Acquired	3/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | IL [Member] | Geneva [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Geneva
Location	IL
Initial Cost [Abstract]
Land	2,082,000
Buildings, Improvements and Acquisition Fees	1,838,888
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,082,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,838,888
Gross Amount at Which Carried at Close of Period Total	3,920,888
Accumulated Depreciation	750,873
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | NE [Member] | Kearney [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kearney
Location	NE
Initial Cost [Abstract]
Land	173,950
Buildings, Improvements and Acquisition Fees	344,393
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	203
Gross Amount at Which Carried at Close of Period Land	173,950
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	344,596
Gross Amount at Which Carried at Close of Period Total	518,546
Accumulated Depreciation	296,350
Date Acquired	5/1/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | PA [Member] | Mechanicsburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mechanicsburg
Location	PA
Initial Cost [Abstract]
Land	2,101,415
Buildings, Improvements and Acquisition Fees	3,902,912
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,101,415
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,902,912
Gross Amount at Which Carried at Close of Period Total	6,004,327
Accumulated Depreciation	1,580,678
Date Acquired	11/8/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | MD [Member] | Bowie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bowie
Location	MD
Initial Cost [Abstract]
Land	2,084,000
Buildings, Improvements and Acquisition Fees	3,046,888
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,084,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,046,888
Gross Amount at Which Carried at Close of Period Total	5,130,888
Accumulated Depreciation	1,244,140
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | SC [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	1,145,120
Buildings, Improvements and Acquisition Fees	2,770,957
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	432
Gross Amount at Which Carried at Close of Period Land	1,145,120
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,771,389
Gross Amount at Which Carried at Close of Period Total	3,916,509
Accumulated Depreciation	465,378
Date Acquired	3/3/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | SC [Member] | Spartanburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Spartanburg
Location	SC
Initial Cost [Abstract]
Land	1,234,815
Buildings, Improvements and Acquisition Fees	3,111,921
Cost Capitalized Subsequent to Acquisition Improvements	(428,405)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	806,410
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,111,921
Gross Amount at Which Carried at Close of Period Total	3,918,331
Accumulated Depreciation	844,174
Date Acquired	3/3/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | VA [Member] | Fredericksburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fredericksburg
Location	VA
Initial Cost [Abstract]
Land	1,941,000
Buildings, Improvements and Acquisition Fees	2,979,888
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,941,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,979,888
Gross Amount at Which Carried at Close of Period Total	4,920,888
Accumulated Depreciation	1,216,782
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | AK [Member] | Anchorage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Anchorage
Location	AK
Initial Cost [Abstract]
Land	1,486,000
Buildings, Improvements and Acquisition Fees	5,045,244
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,486,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,045,244
Gross Amount at Which Carried at Close of Period Total	6,531,244
Accumulated Depreciation	2,060,133
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Telecommunications [Member] | TX [Member] | Brownsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brownsville
Location	TX
Initial Cost [Abstract]
Land	1,740,479
Buildings, Improvements and Acquisition Fees	11,570,294
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	147
Gross Amount at Which Carried at Close of Period Land	1,740,479
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	11,570,441
Gross Amount at Which Carried at Close of Period Total	13,310,920
Accumulated Depreciation	327,837
Date Acquired	4/1/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Telecommunications [Member] | GA [Member] | Augusta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	2,720,359
Buildings, Improvements and Acquisition Fees	11,128,077
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	147
Gross Amount at Which Carried at Close of Period Land	2,720,359
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	11,128,224
Gross Amount at Which Carried at Close of Period Total	13,848,583
Accumulated Depreciation	315,308
Date Acquired	4/1/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Telecommunications [Member] | OR [Member] | Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salem
Location	OR
Initial Cost [Abstract]
Land	1,721,686
Buildings, Improvements and Acquisition Fees	9,387,216
Cost Capitalized Subsequent to Acquisition Improvements	2,750
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,721,686
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,389,966
Gross Amount at Which Carried at Close of Period Total	11,111,652
Accumulated Depreciation	203,424
Date Acquired	6/22/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | CA [Member] | Chula Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chula Vista
Location	CA
Initial Cost [Abstract]
Land	2,060,287
Buildings, Improvements and Acquisition Fees	8,914,162
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,060,287
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,914,162
Gross Amount at Which Carried at Close of Period Total	10,974,449
Accumulated Depreciation	133,712
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | CA [Member] | Norwalk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norwalk
Location	CA
Initial Cost [Abstract]
Land	2,466,208
Buildings, Improvements and Acquisition Fees	13,463,098
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,466,208
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	13,463,098
Gross Amount at Which Carried at Close of Period Total	15,929,306
Accumulated Depreciation	201,946
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | FL [Member] | Naples [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Naples
Location	FL
Initial Cost [Abstract]
Land	2,618,441
Buildings, Improvements and Acquisition Fees	8,979,199
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,618,441
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,979,199
Gross Amount at Which Carried at Close of Period Total	11,597,640
Accumulated Depreciation	4,055,585
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | NY [Member] | Binghamton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Binghamton
Location	NY
Initial Cost [Abstract]
Land	2,700,000
Buildings, Improvements and Acquisition Fees	5,570,505
Cost Capitalized Subsequent to Acquisition Improvements	14,812
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,585,317
Gross Amount at Which Carried at Close of Period Total	8,285,317
Accumulated Depreciation	1,407,057
Date Acquired	9/29/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | NY [Member] | Henrietta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Henrietta
Location	NY
Initial Cost [Abstract]
Land	2,152,546
Buildings, Improvements and Acquisition Fees	8,953,645
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,152,546
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,953,645
Gross Amount at Which Carried at Close of Period Total	11,106,191
Accumulated Depreciation	134,305
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | TX [Member] | Fort Worth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	2,280,000
Buildings, Improvements and Acquisition Fees	2,802,189
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,802,189
Gross Amount at Which Carried at Close of Period Total	5,082,189
Accumulated Depreciation	611,811
Date Acquired	7/26/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | TX [Member] | Waco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waco
Location	TX
Initial Cost [Abstract]
Land	1,013,706
Buildings, Improvements and Acquisition Fees	5,880,539
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,013,706
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,880,539
Gross Amount at Which Carried at Close of Period Total	6,894,245
Accumulated Depreciation	1,225,112
Date Acquired	10/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | TX [Member] | Live Oak [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Live Oak
Location	TX
Initial Cost [Abstract]
Land	2,910,035
Buildings, Improvements and Acquisition Fees	12,674,850
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,910,035
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	12,674,850
Gross Amount at Which Carried at Close of Period Total	15,584,885
Accumulated Depreciation	190,123
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | TX [Member] | Longview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Longview
Location	TX
Initial Cost [Abstract]
Land	2,887,500
Buildings, Improvements and Acquisition Fees	5,363,826
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,887,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,363,826
Gross Amount at Which Carried at Close of Period Total	8,251,326
Accumulated Depreciation	1,296,258
Date Acquired	12/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | TX [Member] | Laredo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Laredo
Location	TX
Initial Cost [Abstract]
Land	2,161,477
Buildings, Improvements and Acquisition Fees	5,561,558
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,161,477
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,561,558
Gross Amount at Which Carried at Close of Period Total	7,723,035
Accumulated Depreciation	1,141,676
Date of Construction	10/11/2006
Date Acquired	8/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | TX [Member] | Lubbock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lubbock
Location	TX
Initial Cost [Abstract]
Land	1,642,533
Buildings, Improvements and Acquisition Fees	6,984,372
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,642,533
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,984,372
Gross Amount at Which Carried at Close of Period Total	8,626,905
Accumulated Depreciation	104,766
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | GA [Member] | Morrow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Morrow
Location	GA
Initial Cost [Abstract]
Land	2,962,468
Buildings, Improvements and Acquisition Fees	13,170,143
Cost Capitalized Subsequent to Acquisition Improvements	2,540
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,962,468
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	13,172,683
Gross Amount at Which Carried at Close of Period Total	16,135,151
Accumulated Depreciation	197,573
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | GA [Member] | Austell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austell
Location	GA
Initial Cost [Abstract]
Land	2,497,504
Buildings, Improvements and Acquisition Fees	10,148,237
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,497,504
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	10,148,237
Gross Amount at Which Carried at Close of Period Total	12,645,741
Accumulated Depreciation	152,224
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | GA [Member] | Chamblee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chamblee
Location	GA
Initial Cost [Abstract]
Land	4,329,404
Buildings, Improvements and Acquisition Fees	14,942
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,329,404
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	14,942
Gross Amount at Which Carried at Close of Period Total	4,344,346
Accumulated Depreciation	6,411
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | MN [Member] | Coon Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coon Rapids
Location	MN
Initial Cost [Abstract]
Land	2,460,040
Buildings, Improvements and Acquisition Fees	14,964,514
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,460,040
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	14,964,514
Gross Amount at Which Carried at Close of Period Total	17,424,554
Accumulated Depreciation	3,766,060
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | MN [Member] | Inver Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Inver Grove
Location	MN
Initial Cost [Abstract]
Land	2,863,272
Buildings, Improvements and Acquisition Fees	15,274,237
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,863,272
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	15,274,237
Gross Amount at Which Carried at Close of Period Total	18,137,509
Accumulated Depreciation	3,844,006
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | AL [Member] | Huntsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Huntsville
Location	AL
Initial Cost [Abstract]
Land	2,810,868
Buildings, Improvements and Acquisition Fees	14,308
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,810,868
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	14,308
Gross Amount at Which Carried at Close of Period Total	2,825,176
Accumulated Depreciation	6,319
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IA [Member] | Council Bluffs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Council Bluffs
Location	IA
Initial Cost [Abstract]
Land	4,924,553
Buildings, Improvements and Acquisition Fees	11,652,293
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,924,553
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	11,652,293
Gross Amount at Which Carried at Close of Period Total	16,576,846
Accumulated Depreciation	1,811,535
Date Acquired	1/31/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IA [Member] | Dubuque [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dubuque
Location	IA
Initial Cost [Abstract]
Land	3,185,053
Buildings, Improvements and Acquisition Fees	5,915,983
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,185,053
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,915,983
Gross Amount at Which Carried at Close of Period Total	9,101,036
Accumulated Depreciation	936,697
Date Acquired	1/31/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IL [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	IL
Initial Cost [Abstract]
Land	832,500
Buildings, Improvements and Acquisition Fees	3,499,885
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	832,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,499,885
Gross Amount at Which Carried at Close of Period Total	4,332,385
Accumulated Depreciation	880,795
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IL [Member] | Springfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	IL
Initial Cost [Abstract]
Land	3,151,838
Buildings, Improvements and Acquisition Fees	10,404,452
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,151,838
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	10,404,452
Gross Amount at Which Carried at Close of Period Total	13,556,290
Accumulated Depreciation	2,618,444
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IL [Member] | Lake in the Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake in the Hills
Location	IL
Initial Cost [Abstract]
Land	3,297,566
Buildings, Improvements and Acquisition Fees	9,364,286
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,297,566
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,364,286
Gross Amount at Which Carried at Close of Period Total	12,661,852
Accumulated Depreciation	2,356,669
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IL [Member] | Rockford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rockford
Location	IL
Initial Cost [Abstract]
Land	4,270,500
Buildings, Improvements and Acquisition Fees	16,675,954
Cost Capitalized Subsequent to Acquisition Improvements	(1,779)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,268,721
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	16,675,954
Gross Amount at Which Carried at Close of Period Total	20,944,675
Accumulated Depreciation	4,196,772
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IL [Member] | Edwardsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Edwardsville
Location	IL
Initial Cost [Abstract]
Land	4,270,500
Buildings, Improvements and Acquisition Fees	9,070,885
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,270,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,070,885
Gross Amount at Which Carried at Close of Period Total	13,341,385
Accumulated Depreciation	2,282,830
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IL [Member] | Mattoon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mattoon
Location	IL
Initial Cost [Abstract]
Land	543,183
Buildings, Improvements and Acquisition Fees	5,110,193
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	543,183
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,110,193
Gross Amount at Which Carried at Close of Period Total	5,653,376
Accumulated Depreciation	1,286,056
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IL [Member] | Pekin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pekin
Location	IL
Initial Cost [Abstract]
Land	1,575,231
Buildings, Improvements and Acquisition Fees	9,183,100
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,575,231
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,183,100
Gross Amount at Which Carried at Close of Period Total	10,758,331
Accumulated Depreciation	2,311,071
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IN [Member] | Indianapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	2,700,395
Buildings, Improvements and Acquisition Fees	17,672,980
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,700,395
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	17,672,980
Gross Amount at Which Carried at Close of Period Total	20,373,375
Accumulated Depreciation	4,245,903
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IN [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	IN
Initial Cost [Abstract]
Land	1,999,812
Buildings, Improvements and Acquisition Fees	7,234,361
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,999,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,234,361
Gross Amount at Which Carried at Close of Period Total	9,234,173
Accumulated Depreciation	1,820,638
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IN [Member] | Bloomington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bloomington
Location	IN
Initial Cost [Abstract]
Land	2,498,642
Buildings, Improvements and Acquisition Fees	7,934,745
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,498,642
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,934,745
Gross Amount at Which Carried at Close of Period Total	10,433,387
Accumulated Depreciation	1,996,901
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IN [Member] | Terre Haute [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Terre Haute
Location	IN
Initial Cost [Abstract]
Land	1,249,321
Buildings, Improvements and Acquisition Fees	9,835,885
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,249,321
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,835,885
Gross Amount at Which Carried at Close of Period Total	11,085,206
Accumulated Depreciation	2,475,355
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | OH [Member] | Akron [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Akron
Location	OH
Initial Cost [Abstract]
Land	1,511,018
Buildings, Improvements and Acquisition Fees	1,386
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,511,018
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,386
Gross Amount at Which Carried at Close of Period Total	1,512,404
Accumulated Depreciation	612
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | OH [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	2,103,351
Buildings, Improvements and Acquisition Fees	5,161,550
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,103,351
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,161,550
Gross Amount at Which Carried at Close of Period Total	7,264,901
Accumulated Depreciation	1,883,953
Date Acquired	11/1/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | OH [Member] | Beavercreek1111 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beavercreek
Location	OH
Initial Cost [Abstract]
Land	2,062,545
Buildings, Improvements and Acquisition Fees	8,467,551
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,062,545
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,467,551
Gross Amount at Which Carried at Close of Period Total	10,530,096
Accumulated Depreciation	127,013
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | OR [Member] | Portland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portland
Location	OR
Initial Cost [Abstract]
Land	2,793,001
Buildings, Improvements and Acquisition Fees	9,942
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,793,001
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,942
Gross Amount at Which Carried at Close of Period Total	2,802,943
Accumulated Depreciation	4,391
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | OR [Member] | Hillsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hillsboro
Location	OR
Initial Cost [Abstract]
Land	4,915,032
Buildings, Improvements and Acquisition Fees	16,377
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,915,032
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	16,377
Gross Amount at Which Carried at Close of Period Total	4,931,409
Accumulated Depreciation	7,233
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | WA [Member] | Marysville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marysville
Location	WA
Initial Cost [Abstract]
Land	1,988,142
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,988,142
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	0
Gross Amount at Which Carried at Close of Period Total	1,988,142
Accumulated Depreciation	0
Date Acquired	7/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | MO [Member] | Poplar Bluff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Poplar Bluff
Location	MO
Initial Cost [Abstract]
Land	1,106,618
Buildings, Improvements and Acquisition Fees	4,872,502
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,106,618
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,872,502
Gross Amount at Which Carried at Close of Period Total	5,979,120
Accumulated Depreciation	1,226,237
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | NJ [Member] | Rockaway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rockaway
Location	NJ
Initial Cost [Abstract]
Land	8,634,576
Buildings, Improvements and Acquisition Fees	14,679,823
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	8,634,576
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	14,679,823
Gross Amount at Which Carried at Close of Period Total	23,314,399
Accumulated Depreciation	2,964,455
Date of Construction	12/6/2006
Date Acquired	4/13/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | VA [Member] | Roanoke [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roanoke
Location	VA
Initial Cost [Abstract]
Land	2,212,494
Buildings, Improvements and Acquisition Fees	9,324,958
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,212,494
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,324,958
Gross Amount at Which Carried at Close of Period Total	11,537,452
Accumulated Depreciation	139,874
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | VA [Member] | Glen Allen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glen Allen
Location	VA
Initial Cost [Abstract]
Land	1,314,065
Buildings, Improvements and Acquisition Fees	9,748,457
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,314,065
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,748,457
Gross Amount at Which Carried at Close of Period Total	11,062,522
Accumulated Depreciation	4,403,017
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | VA [Member] | Sterling [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sterling
Location	VA
Initial Cost [Abstract]
Land	4,546,305
Buildings, Improvements and Acquisition Fees	33,325
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,546,305
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	33,325
Gross Amount at Which Carried at Close of Period Total	4,579,630
Accumulated Depreciation	14,158
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | WI [Member] | Fitchburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fitchburg
Location	WI
Initial Cost [Abstract]
Land	5,540,553
Buildings, Improvements and Acquisition Fees	10,290,483
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	5,540,553
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	10,290,483
Gross Amount at Which Carried at Close of Period Total	15,831,036
Accumulated Depreciation	1,629,326
Date Acquired	1/31/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | AK [Member] | Fairbanks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fairbanks
Location	AK
Initial Cost [Abstract]
Land	2,586,879
Buildings, Improvements and Acquisition Fees	9,575
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,586,879
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,575
Gross Amount at Which Carried at Close of Period Total	2,596,454
Accumulated Depreciation	4,229
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | FL [Member] | Palmetto [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palmetto
Location	FL
Initial Cost [Abstract]
Land	1,853,907
Buildings, Improvements and Acquisition Fees	9,635,997
Cost Capitalized Subsequent to Acquisition Improvements	4,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,853,907
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,640,497
Gross Amount at Which Carried at Close of Period Total	11,494,404
Accumulated Depreciation	305,234
Date Acquired	3/17/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | TX [Member] | Freeport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Freeport
Location	TX
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	455,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	455,000
Gross Amount at Which Carried at Close of Period Total	700,000
Accumulated Depreciation	17,442
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | TX [Member] | LaPorte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	LaPorte
Location	TX
Initial Cost [Abstract]
Land	875,000
Buildings, Improvements and Acquisition Fees	1,625,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	875,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,625,000
Gross Amount at Which Carried at Close of Period Total	2,500,000
Accumulated Depreciation	62,292
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | GA [Member] | Conley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Conley
Location	GA
Initial Cost [Abstract]
Land	420,000
Buildings, Improvements and Acquisition Fees	780,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	420,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	780,000
Gross Amount at Which Carried at Close of Period Total	1,200,000
Accumulated Depreciation	29,900
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | MN [Member] | Shakopee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shakopee
Location	MN
Initial Cost [Abstract]
Land	2,451,948
Buildings, Improvements and Acquisition Fees	7,961,282
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,451,948
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,961,282
Gross Amount at Which Carried at Close of Period Total	10,413,230
Accumulated Depreciation	252,107
Date Acquired	3/17/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | NC [Member] | Charlotte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charlotte
Location	NC
Initial Cost [Abstract]
Land	735,000
Buildings, Improvements and Acquisition Fees	1,365,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	735,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,365,000
Gross Amount at Which Carried at Close of Period Total	2,100,000
Accumulated Depreciation	52,325
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | TN [Member] | Chattanooga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	2,024,239
Buildings, Improvements and Acquisition Fees	8,974,591
Cost Capitalized Subsequent to Acquisition Improvements	500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,024,239
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,975,091
Gross Amount at Which Carried at Close of Period Total	10,999,330
Accumulated Depreciation	284,233
Date Acquired	3/17/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | UT [Member] | Vineyard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vineyard
Location	UT
Initial Cost [Abstract]
Land	1,732,107
Buildings, Improvements and Acquisition Fees	5,356,844
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,732,107
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,356,844
Gross Amount at Which Carried at Close of Period Total	7,088,951
Accumulated Depreciation	169,633
Date Acquired	3/17/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | IL [Member] | Chicago [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chicago
Location	IL
Initial Cost [Abstract]
Land	612,500
Buildings, Improvements and Acquisition Fees	1,137,500
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	612,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,137,500
Gross Amount at Which Carried at Close of Period Total	1,750,000
Accumulated Depreciation	43,604
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | IL [Member] | Grayslake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grayslake
Location	IL
Initial Cost [Abstract]
Land	5,044,195
Buildings, Improvements and Acquisition Fees	17,092,759
Cost Capitalized Subsequent to Acquisition Improvements	500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	5,044,195
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	17,093,259
Gross Amount at Which Carried at Close of Period Total	22,137,454
Accumulated Depreciation	484,328
Date Acquired	4/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | IN [Member] | Evansville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Evansville
Location	IN
Initial Cost [Abstract]
Land	959,651
Buildings, Improvements and Acquisition Fees	4,053,122
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	959,651
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,053,122
Gross Amount at Which Carried at Close of Period Total	5,012,773
Accumulated Depreciation	47,286
Date Acquired	9/13/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | KS [Member] | Wichita [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wichita
Location	KS
Initial Cost [Abstract]
Land	2,840,499
Buildings, Improvements and Acquisition Fees	7,375,302
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,840,499
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,376,302
Gross Amount at Which Carried at Close of Period Total	10,216,801
Accumulated Depreciation	233,626
Date Acquired	3/16/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | MI [Member] | Detroit [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Detroit
Location	MI
Initial Cost [Abstract]
Land	280,000
Buildings, Improvements and Acquisition Fees	520,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	520,000
Gross Amount at Which Carried at Close of Period Total	800,000
Accumulated Depreciation	19,933
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | MI [Member] | Gibraltar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gibraltar
Location	MI
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	455,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	455,000
Gross Amount at Which Carried at Close of Period Total	700,000
Accumulated Depreciation	17,442
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | OH [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	455,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	455,000
Gross Amount at Which Carried at Close of Period Total	700,000
Accumulated Depreciation	17,442
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | OH [Member] | Walbridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Walbridge
Location	OH
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	390,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,000
Gross Amount at Which Carried at Close of Period Total	600,000
Accumulated Depreciation	14,950
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | PA [Member] | Parker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parker
Location	PA
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	390,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,000
Gross Amount at Which Carried at Close of Period Total	600,000
Accumulated Depreciation	14,950
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | PA [Member] | Coraopolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coraopolis
Location	PA
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	650,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,000
Gross Amount at Which Carried at Close of Period Total	1,000,000
Accumulated Depreciation	24,917
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | PA [Member] | Franklin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Franklin
Location	PA
Initial Cost [Abstract]
Land	405,243
Buildings, Improvements and Acquisition Fees	1,831,240
Cost Capitalized Subsequent to Acquisition Improvements	22,294
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	405,243
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,853,534
Gross Amount at Which Carried at Close of Period Total	2,258,777
Accumulated Depreciation	58,530
Date Acquired	3/15/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | KY [Member] | Louisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Louisville
Location	KY
Initial Cost [Abstract]
Land	472,500
Buildings, Improvements and Acquisition Fees	877,500
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	472,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	877,500
Gross Amount at Which Carried at Close of Period Total	1,350,000
Accumulated Depreciation	33,638
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | MD [Member] | Baltimore [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Baltimore
Location	MD
Initial Cost [Abstract]
Land	1,740,080
Buildings, Improvements and Acquisition Fees	4,580,068
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,740,080
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,580,068
Gross Amount at Which Carried at Close of Period Total	6,320,148
Accumulated Depreciation	1,542,657
Date of Construction	12/24/2003
Date Acquired	4/1/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | LA [Member] | St. Rose [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Rose
Location	LA
Initial Cost [Abstract]
Land	3,147,428
Buildings, Improvements and Acquisition Fees	8,283,048
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,147,428
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,283,048
Gross Amount at Which Carried at Close of Period Total	11,430,476
Accumulated Depreciation	13,805
Date Acquired	12/20/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Video Rental [Member] | FL [Member] | Port St. Lucie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Port St. Lucie
Location	FL
Initial Cost [Abstract]
Land	612,695
Buildings, Improvements and Acquisition Fees	702,209
Cost Capitalized Subsequent to Acquisition Improvements	4,825
Cost Capitalized Subsequent to Acquisition Carrying Costs	424
Gross Amount at Which Carried at Close of Period Land	612,695
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	707,458
Gross Amount at Which Carried at Close of Period Total	1,320,153
Accumulated Depreciation	366,177
Date of Construction	12/9/1998
Date Acquired	9/8/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Video Rental [Member] | TN [Member] | Murfreesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murfreesboro
Location	TN
Initial Cost [Abstract]
Land	406,056
Buildings, Improvements and Acquisition Fees	886,293
Cost Capitalized Subsequent to Acquisition Improvements	39,176
Cost Capitalized Subsequent to Acquisition Carrying Costs	792
Gross Amount at Which Carried at Close of Period Land	406,056
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	926,261
Gross Amount at Which Carried at Close of Period Total	1,332,317
Accumulated Depreciation	508,379
Date Acquired	9/26/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Video Rental [Member] | AL [Member] | Birmingham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Birmingham
Location	AL
Initial Cost [Abstract]
Land	392,795
Buildings, Improvements and Acquisition Fees	865,115
Cost Capitalized Subsequent to Acquisition Improvements	39,818
Cost Capitalized Subsequent to Acquisition Carrying Costs	441
Gross Amount at Which Carried at Close of Period Land	392,795
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	905,374
Gross Amount at Which Carried at Close of Period Total	1,298,169
Accumulated Depreciation	498,532
Date Acquired	9/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Video Rental [Member] | KS [Member] | Wichita [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wichita
Location	KS
Initial Cost [Abstract]
Land	289,714
Buildings, Improvements and Acquisition Fees	797,856
Cost Capitalized Subsequent to Acquisition Improvements	6,400
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	289,714
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	804,424
Gross Amount at Which Carried at Close of Period Total	1,094,138
Accumulated Depreciation	420,156
Date Acquired	11/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Video Rental [Member] | OH [Member] | Centerville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Centerville
Location	OH
Initial Cost [Abstract]
Land	601,408
Buildings, Improvements and Acquisition Fees	758,192
Cost Capitalized Subsequent to Acquisition Improvements	9,017
Cost Capitalized Subsequent to Acquisition Carrying Costs	116
Gross Amount at Which Carried at Close of Period Land	601,408
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	767,325
Gross Amount at Which Carried at Close of Period Total	1,368,733
Accumulated Depreciation	412,839
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Video Rental [Member] | OH [Member] | Forest Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Forest Park
Location	OH
Initial Cost [Abstract]
Land	328,187
Buildings, Improvements and Acquisition Fees	921,232
Cost Capitalized Subsequent to Acquisition Improvements	118,422
Cost Capitalized Subsequent to Acquisition Carrying Costs	275
Gross Amount at Which Carried at Close of Period Land	328,187
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,039,929
Gross Amount at Which Carried at Close of Period Total	1,368,116
Accumulated Depreciation	528,645
Date Acquired	11/14/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Wholesale Clubs [Member] | NY [Member] | Freeport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Freeport
Location	NY
Initial Cost [Abstract]
Land	13,122,718
Buildings, Improvements and Acquisition Fees	24,369,763
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	13,122,718
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	24,370,763
Gross Amount at Which Carried at Close of Period Total	37,493,481
Accumulated Depreciation	284,339
Date Acquired	9/30/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Wholesale Clubs [Member] | NY [Member] | Yorktown Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yorktown Heights
Location	NY
Initial Cost [Abstract]
Land	11,225,391
Buildings, Improvements and Acquisition Fees	20,847,154
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	11,225,391
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	20,847,154
Gross Amount at Which Carried at Close of Period Total	32,072,545
Accumulated Depreciation	243,217
Date Acquired	9/30/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Wholesale Clubs [Member] | PA [Member] | Conshohocken [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Conshohocken
Location	PA
Initial Cost [Abstract]
Land	7,231,557
Buildings, Improvements and Acquisition Fees	13,430,034
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	7,231,557
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	13,430,034
Gross Amount at Which Carried at Close of Period Total	20,661,591
Accumulated Depreciation	156,684
Date Acquired	9/30/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Wholesale Clubs [Member] | MD [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	MD
Initial Cost [Abstract]
Land	10,208,201
Buildings, Improvements and Acquisition Fees	18,958,088
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	10,208,201
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	18,958,088
Gross Amount at Which Carried at Close of Period Total	29,166,289
Accumulated Depreciation	221,178
Date Acquired	9/30/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Wholesale Clubs [Member] | VA [Member] | Woodbridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woodbridge
Location	VA
Initial Cost [Abstract]
Land	5,659,285
Buildings, Improvements and Acquisition Fees	10,509,101
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	5,659,285
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	10,510,101
Gross Amount at Which Carried at Close of Period Total	16,169,386
Accumulated Depreciation	122,631
Date Acquired	9/30/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Wholesale Clubs [Member] | NH [Member] | Nashua [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nashua
Location	NH
Initial Cost [Abstract]
Land	7,204,581
Buildings, Improvements and Acquisition Fees	13,379,935
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	7,204,581
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	13,379,935
Gross Amount at Which Carried at Close of Period Total	20,584,516
Accumulated Depreciation	156,099
Date Acquired	9/30/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | Crest Net Lease [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Crest Net Lease
Initial Cost [Abstract]
Land	2,556,276
Buildings, Improvements and Acquisition Fees	4,759,982
Cost Capitalized Subsequent to Acquisition Improvements	(4,364,592)
Cost Capitalized Subsequent to Acquisition Carrying Costs	8,525
Gross Amount at Which Carried at Close of Period Land	2,556,276
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	403,915
Gross Amount at Which Carried at Close of Period Total	2,960,191
Accumulated Depreciation	109,925
Other Investment Type [Member] | Misc Investments [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Misc Investments
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	398,245
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	398,245
Gross Amount at Which Carried at Close of Period Total	398,245
Accumulated Depreciation	397,364
Other Investment Type [Member] | CA [Member] | Escondido [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Escondido
Location	CA
Initial Cost [Abstract]
Land	1,949,375
Buildings, Improvements and Acquisition Fees	12,966,248
Cost Capitalized Subsequent to Acquisition Improvements	415,002
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,949,375
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	13,381,250
Gross Amount at Which Carried at Close of Period Total	15,330,625
Accumulated Depreciation	2,276,395
Date of Construction	8/13/2007
Date Acquired	1/18/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | CA [Member] | El Centro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	El Centro
Location	CA
Initial Cost [Abstract]
Land	520,000
Buildings, Improvements and Acquisition Fees	2,185,899
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	520,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,185,899
Gross Amount at Which Carried at Close of Period Total	2,705,899
Accumulated Depreciation	200,374
Date Acquired	9/17/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | CA [Member] | San Diego [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Diego
Location	CA
Initial Cost [Abstract]
Land	3,745,000
Buildings, Improvements and Acquisition Fees	8,885,351
Cost Capitalized Subsequent to Acquisition Improvements	113,731
Cost Capitalized Subsequent to Acquisition Carrying Costs	35,308
Gross Amount at Which Carried at Close of Period Land	3,745,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,034,390
Gross Amount at Which Carried at Close of Period Total	12,779,390
Accumulated Depreciation	7,065,643
Date of Construction	3/8/1986
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | CA [Member] | San Diego1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Diego
Location	CA
Initial Cost [Abstract]
Land	5,797,411
Buildings, Improvements and Acquisition Fees	15,473,497
Cost Capitalized Subsequent to Acquisition Improvements	208,470
Cost Capitalized Subsequent to Acquisition Carrying Costs	75,947
Gross Amount at Which Carried at Close of Period Land	5,797,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	15,757,914
Gross Amount at Which Carried at Close of Period Total	21,555,325
Accumulated Depreciation	10,373,675
Date of Construction	1/20/1989
Date Acquired	8/5/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | CA [Member] | San Diego2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Diego
Location	CA
Initial Cost [Abstract]
Land	2,485,160
Buildings, Improvements and Acquisition Fees	8,697,822
Cost Capitalized Subsequent to Acquisition Improvements	1,769,961
Cost Capitalized Subsequent to Acquisition Carrying Costs	124,505
Gross Amount at Which Carried at Close of Period Land	2,485,160
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	10,592,288
Gross Amount at Which Carried at Close of Period Total	13,077,448
Accumulated Depreciation	16,487,614
Date of Construction	1/23/1989
Date Acquired	9/19/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | FL [Member] | Venice [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Venice
Location	FL
Initial Cost [Abstract]
Land	259,686
Buildings, Improvements and Acquisition Fees	362,562
Cost Capitalized Subsequent to Acquisition Improvements	4,535
Cost Capitalized Subsequent to Acquisition Carrying Costs	154
Gross Amount at Which Carried at Close of Period Land	259,686
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	367,251
Gross Amount at Which Carried at Close of Period Total	626,937
Accumulated Depreciation	222,440
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | FL [Member] | Orange Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orange Park
Location	FL
Initial Cost [Abstract]
Land	478,314
Buildings, Improvements and Acquisition Fees	618,348
Cost Capitalized Subsequent to Acquisition Improvements	141,523
Cost Capitalized Subsequent to Acquisition Carrying Costs	27,981
Gross Amount at Which Carried at Close of Period Land	478,314
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	787,852
Gross Amount at Which Carried at Close of Period Total	1,266,166
Accumulated Depreciation	338,964
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | NY [Member] | Lakewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakewood
Location	NY
Initial Cost [Abstract]
Land	144,859
Buildings, Improvements and Acquisition Fees	526,301
Cost Capitalized Subsequent to Acquisition Improvements	77,838
Cost Capitalized Subsequent to Acquisition Carrying Costs	171
Gross Amount at Which Carried at Close of Period Land	144,859
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	604,310
Gross Amount at Which Carried at Close of Period Total	749,169
Accumulated Depreciation	319,919
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | TX [Member] | Humble [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Humble
Location	TX
Initial Cost [Abstract]
Land	106,000
Buildings, Improvements and Acquisition Fees	545,518
Cost Capitalized Subsequent to Acquisition Improvements	47,680
Cost Capitalized Subsequent to Acquisition Carrying Costs	6,493
Gross Amount at Which Carried at Close of Period Land	106,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	599,691
Gross Amount at Which Carried at Close of Period Total	705,691
Accumulated Depreciation	580,880
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | TX [Member] | Lubbock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lubbock
Location	TX
Initial Cost [Abstract]
Land	49,000
Buildings, Improvements and Acquisition Fees	108,831
Cost Capitalized Subsequent to Acquisition Improvements	10,282
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	49,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	119,113
Gross Amount at Which Carried at Close of Period Total	168,113
Accumulated Depreciation	111,176
Date Acquired	10/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | GA [Member] | Brunswick [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brunswick
Location	GA
Initial Cost [Abstract]
Land	290,369
Buildings, Improvements and Acquisition Fees	788,880
Cost Capitalized Subsequent to Acquisition Improvements	22,865
Cost Capitalized Subsequent to Acquisition Carrying Costs	15,789
Gross Amount at Which Carried at Close of Period Land	290,369
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	827,534
Gross Amount at Which Carried at Close of Period Total	1,117,903
Accumulated Depreciation	445,356
Date Acquired	12/31/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | MS [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	MS
Initial Cost [Abstract]
Land	405,360
Buildings, Improvements and Acquisition Fees	656,296
Cost Capitalized Subsequent to Acquisition Improvements	(124,313)
Cost Capitalized Subsequent to Acquisition Carrying Costs	21,751
Gross Amount at Which Carried at Close of Period Land	405,360
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	553,734
Gross Amount at Which Carried at Close of Period Total	959,094
Accumulated Depreciation	420,706
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | MS [Member] | Meridian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meridian
Location	MS
Initial Cost [Abstract]
Land	181,156
Buildings, Improvements and Acquisition Fees	515,598
Cost Capitalized Subsequent to Acquisition Improvements	75,460
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	181,156
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	591,058
Gross Amount at Which Carried at Close of Period Total	772,214
Accumulated Depreciation	346,811
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | VA [Member] | Hampton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hampton
Location	VA
Initial Cost [Abstract]
Land	373,499
Buildings, Improvements and Acquisition Fees	836,071
Cost Capitalized Subsequent to Acquisition Improvements	7,601
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,686
Gross Amount at Which Carried at Close of Period Land	373,499
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	860,358
Gross Amount at Which Carried at Close of Period Total	1,233,857
Accumulated Depreciation	$ 473,059
Date Acquired	12/19/1997
Life on which depreciation in latest Income Statement is computed (in months)	300

[1]	Realty Income owns 2,619 single-tenant properties and 15 multi-tenant properties, three are located in San Diego, CA and one is located in each of the following cities: Sheboygan, WI, Jackson, TN, Humble, TX, Escondido, CA, Cedar Park, TX, Brandon, FL, Cutler Ridge, FL, Deerfield Beach, FL, Edmond, OK, Dallas, TX, The Colony, TX and Virginia Beach, VA. All properties were acquired on an all cash basis except five; $67.2 million in aggregate of encumbrances were outstanding at December 31, 2011 on four properties located in Raphine, VA, Salem, OR, St. Louis, MO and Dallas Fort Worth Airport, TX. Crest Net Lease, Inc. owns three properties.
[2]	The aggregate cost for federal income tax purposes for Realty Income Corporation is $4,924,224,479 and for Crest Net Lease, Inc. is $7,521,073.
[3]	In accordance with FASB 143 and FASB interpretation No. 47, we recorded in aggregate negative $152,277 in 2011 , negative $81,593 in 2010 and $62,571 in 2009 to two buildings for the fair value of legal obligations to perform asset-retirement activities that are conditional on future events. These two properties are reported in the drug store industry and are located in Girard, PA and Slippery Rock, PA.
[4]	The following is a reconciliation of total real estate carrying value for the years ended December 31: 2011 2010 2009 Balance at Beginning of Period 4,119,901,302 3,449,776,818 3,416,323,971 Additions During Period: Acquisitions 1,016,170,863 713,534,296 57,937,191 Less amounts allocated to intangible assets that are included in Other Assets on our Consolidated Balance Sheets (133,491,909) (15,384,932) (860,287) Equipment 14,238 33,268 25,500 Improvements, Etc. 2,435,950 2,044,036 1,853,609 Other (Leasing Costs) 1,721,668 1,500,953 1,185,163 Total Additions 886,850,810 701,727,621 60,141,176 Deductions During Period: Cost of Real Estate sold or disposed of 31,383,561 30,254,678 25,420,455 Cost of Equipment sold 0 0 2,750 Releasing costs 584,192 410,234 801,363 Other (including Provisions for Impairment) (1,311,773) 938,225 463,761 Total Deductions 30,655,980 31,603,137 26,688,329 Balance at Close of Period 4,976,096,132 4,119,901,302 3,449,776,818
[5]	In 2011, provisions for impairment were recorded on five Realty Income properties. In 2010, provisions for impairment were recorded on four Realty Income properties and three Crest properties. In 2009, provisions for impairment were recorded on one Realty Income property and five Crest properties.
[6]	The following is a reconciliation of accumulated depreciation for the years ended: Balance at Beginning of Period 715,023,381 632,894,759 554,171,306 Additions During Period - Provision for Depreciation 113,671,104 94,489,028 90,524,336 Deductions During Period: Accumulated depreciation of real estate and equipment sold or disposed of 12,606,595 12,360,406 11,800,883 Balance at Close of Period 816,087,890 715,023,381 632,894,759